UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Developed World ex-U.S. and Currency Hedged Equity Funds

Semi-Annual Report

September 30, 2016

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	22.8%
Materials	20.7%
Consumer Discretionary	15.2%
Industrials	9.7%
Consumer Staples	9.2%
Healthcare	8.5%
Information Technology	4.8%
Energy	4.1%
Telecommunication Services	2.9%
Utilities	1.5%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
National Australia Bank Ltd.	3.4%
Rio Tinto Ltd.	3.4%
Australia & New Zealand Banking Group Ltd.	3.4%
BHP Billiton Ltd.	2.9%
Orica Ltd.	2.9%
Alumina Ltd.	2.7%
Westpac Banking Corp.	2.6%
Macquarie Group Ltd.	2.6%
Harvey Norman Holdings Ltd.	2.5%
Woodside Petroleum Ltd.	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	11.08%	30.02%	-0.92%	6.17%	5.48%	6.06%
Fund Market Price Returns	12.77%	30.71%	-0.58%	6.71%	5.47%	6.10%
WisdomTree Pacific ex-Japan Equity Income/Australia Dividend Spliced Index[2]	11.33%	30.71%	-0.53%	6.51%	5.96%	6.54%
MSCI Pacific ex-Japan Value/MSCI Australia Spliced Index[3]	8.41%	21.71%	-1.55%	5.64%	4.47%	5.17%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.
[3]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	1

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	18.8%
Consumer Staples	18.6%
Consumer Discretionary	17.7%
Financials	12.1%
Healthcare	9.2%
Materials	8.6%
Information Technology	7.7%
Telecommunication Services	5.7%
Energy	1.6%
Utilities	0.2%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Telefonica S.A.	5.7%
Anheuser-Busch InBev N.V.	5.6%
Banco Santander S.A.	4.8%
Daimler AG, Registered Shares	4.7%
Siemens AG, Registered Shares	4.6%
Banco Bilbao Vizcaya Argentaria S.A.	4.2%
Sanofi	4.1%
Unilever N.V., CVA	3.8%
Bayer AG, Registered Shares	2.9%
Nokia Oyj	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.80%	8.63%	6.50%	11.13%	6.49%
Fund Market Price Returns	6.16%	8.53%	6.33%	11.51%	6.49%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[2]	6.03%	9.14%	6.92%	11.57%	6.97%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[3]	3.52%	2.89%	6.03%	10.78%	5.94%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.
[2]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[3]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	24.4%
Consumer Discretionary	17.4%
Financials	15.0%
Materials	9.1%
Consumer Staples	7.0%
Utilities	6.6%
Information Technology	5.2%
Healthcare	5.0%
Real Estate	4.3%
Energy	3.4%
Telecommunication Services	2.9%
Other Assets less Liabilities‡	-0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
UnipolSai SpA	1.9%
Eutelsat Communications S.A.	1.9%
Edenred	1.6%
bpost S.A.	1.6%
Hugo Boss AG	1.5%
Nokian Renkaat Oyj	1.4%
Boskalis Westminster	1.4%
Kesko Oyj, Class B	1.3%
Freenet AG	1.2%
Bolsas y Mercados Espanoles SHMSF S.A.	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	4.03%	8.66%	2.77%
Fund Market Price Returns	4.02%	8.32%	2.08%
WisdomTree Europe Hedged SmallCap Equity Index	4.02%	8.94%	2.78%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	4.78%	8.29%	3.98%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	3

Performance Summary (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	20.8%
Consumer Staples	20.2%
Consumer Discretionary	18.5%
Healthcare	16.0%
Information Technology	7.7%
Telecommunication Services	6.2%
Materials	5.0%
Financials	2.8%
Real Estate	1.3%
Utilities	0.8%
Energy	0.4%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Roche Holding AG, Genusschein	5.2%
British American Tobacco PLC	5.0%
Deutsche Telekom AG, Registered Shares	4.3%
Unilever N.V., CVA	3.6%
Bayer AG, Registered Shares	3.5%
Diageo PLC	3.3%
SAP SE	2.8%
Industria de Diseno Textil S.A.	2.4%
Unilever PLC	2.3%
Novo Nordisk A/S, Class B	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.18%	6.57%	-2.97%
Fund Market Price Returns	1.93%	6.31%	-3.05%
WisdomTree Europe Quality Dividend Growth Index	1.26%	6.90%	-2.53%
MSCI Europe Index	2.57%	2.49%	-5.60%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	26.6%
Consumer Discretionary	15.2%
Financials	13.4%
Information Technology	10.2%
Materials	8.7%
Real Estate	6.4%
Energy	5.5%
Consumer Staples	5.4%
Utilities	3.8%
Healthcare	3.5%
Telecommunication Services	0.9%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Saras SpA	1.6%
Euronav N.V.	1.4%
Tecnicas Reunidas S.A.	1.1%
Neopost S.A.	1.1%
Cembra Money Bank AG	1.0%
Tieto Oyj	1.0%
Konecranes Oyj	0.9%
Vedanta Resources PLC	0.9%
Ratos AB, Class B	0.9%
AURELIUS Equity Opportunities SE & Co. KGaA	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	0.35%	6.90%	6.35%	14.72%	4.76%	5.63%
Fund Market Price Returns	0.42%	6.67%	6.21%	14.84%	4.66%	5.49%
WisdomTree Europe SmallCap Dividend Index	0.67%	7.61%	7.56%	15.71%	5.25%	6.18%
MSCI Europe Small Cap Index	2.04%	6.31%	5.09%	13.57%	5.23%	5.90%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	5

Performance Summary (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	20.7%
Industrials	18.8%
Materials	17.1%
Financials	16.1%
Healthcare	8.9%
Information Technology	6.2%
Telecommunication Services	5.5%
Consumer Staples	4.3%
Utilities	2.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Siemens AG, Registered Shares	6.2%
Daimler AG, Registered Shares	6.2%
BASF SE	6.1%
Bayerische Motoren Werke AG	5.6%
Allianz SE, Registered Shares	5.5%
Deutsche Telekom AG, Registered Shares	5.5%
Bayer AG, Registered Shares	5.4%
SAP SE	4.7%
Muenchener Rueckversicherungs — Gesellschaft AG, Registered Shares	4.2%
Deutsche Post AG, Registered Shares	3.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	6.50%	11.28%	6.84%
Fund Market Price Returns	7.21%	11.48%	6.55%
WisdomTree Germany Hedged Equity Index	6.36%	11.49%	6.94%
MSCI Germany Local Currency Index	5.33%	8.34%	5.95%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	21.7%
Industrials	11.1%
Consumer Staples	10.9%
Consumer Discretionary	10.1%
Telecommunication Services	9.1%
Energy	9.0%
Healthcare	8.4%
Materials	6.8%
Information Technology	6.2%
Utilities	4.0%
Investment Company	1.6%
Real Estate	1.5%
Other Assets less Liabilities‡	-0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Toyota Motor Corp.	1.9%
iPath MSCI India Index ETN	1.6%
Nestle S.A., Registered Shares	1.5%
BP PLC	1.3%
Roche Holding AG, Genusschein	1.3%
Novartis AG, Registered Shares	1.3%
GlaxoSmithKline PLC	1.2%
Samsung Electronics Co., Ltd.	1.2%
HSBC Holdings PLC	1.2%
China Construction Bank Corp., Class H	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Hedged Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Hedged Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.44%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	5.74%	5.97%	-5.30%
Fund Market Price Returns	6.39%	6.30%	-5.08%
WisdomTree Global ex-U.S. Hedged Dividend Index	5.78%	6.21%	-4.94%
MSCI AC World ex-USA Local Currency Index	6.29%	6.90%	-4.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	7

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

Industry Breakdown† as of 9/30/16

Industry	% of Net Assets
Real Estate Management & Development	52.6%
Equity Real Estate Investment Trusts (REITs)	46.4%
Capital Markets	1.2%
Investment Company	0.0%	*
Other Assets less Liabilities‡	(0.2)%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	4.1%
China Evergrande Group	3.2%
Unibail-Rodamco SE	3.1%
Scentre Group	2.8%
Country Garden Holdings Co., Ltd.	2.8%
Wharf Holdings Ltd. (The)	2.5%
China Overseas Land & Investment Ltd.	2.1%
Link REIT	2.0%
New World Development Co., Ltd.	1.8%
Westfield Corp.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Hedged Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Hedged Real Estate Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.58%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/16

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	8.49%	7.34%
Fund Market Price Returns	9.26%	8.05%
WisdomTree Global ex-U.S. Hedged Real Estate Index	8.67%	7.61%
Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged	1.67%	-0.15%
[1]	Total returns are calculated based on the commencement of Fund trading on the BATS Exchange, Inc. on October 29, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Utilities	14.2%
Materials	13.5%
Consumer Discretionary	12.3%
Energy	12.2%
Telecommunication Services	12.0%
Industrials	10.3%
Consumer Staples	9.2%
Healthcare	8.8%
Information Technology	6.8%
Investment Company	0.3%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Vivendi S.A.	3.2%
Rio Tinto PLC	2.2%
Electricite de France S.A.	2.1%
BP PLC	2.0%
BHP Billiton PLC	2.0%
Fortum Oyj	2.0%
Telefonica S.A.	2.0%
Rio Tinto Ltd.	1.9%
Royal Dutch Shell PLC, Class A	1.8%
Engie S.A.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	3.68%	5.69%	-1.29%	4.46%	1.13%	2.23%
Fund Market Price Returns	4.40%	6.03%	-1.10%	4.74%	1.10%	2.16%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[2]	3.75%	5.96%	-0.90%	4.70%	1.30%	2.42%
MSCI EAFE Value Index	4.98%	3.52%	-1.49%	5.99%	0.44%	1.40%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	9

Performance Summary (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	22.2%
Industrials	12.7%
Consumer Discretionary	11.8%
Consumer Staples	10.0%
Healthcare	8.4%
Energy	8.1%
Telecommunication Services	7.7%
Materials	6.6%
Utilities	5.1%
Information Technology	3.9%
Real Estate	2.7%
Investment Company	0.3%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
HSBC Holdings PLC	1.8%
BP PLC	1.6%
Royal Dutch Shell PLC, Class A	1.4%
China Mobile Ltd.	1.4%
Nestle S.A., Registered Shares	1.3%
Novartis AG, Registered Shares	1.3%
Toyota Motor Corp.	1.3%
TOTAL S.A.	1.2%
Anheuser-Busch InBev N.V.	1.2%
GlaxoSmithKline PLC	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	4.59%	6.96%	0.60%	7.09%	2.12%	3.04%
Fund Market Price Returns	5.34%	7.34%	0.54%	7.41%	2.07%	3.06%
WisdomTree International Equity Index	4.63%	6.93%	0.75%	7.21%	2.41%	3.34%
MSCI EAFE Index	4.88%	6.52%	0.48%	7.39%	1.82%	2.64%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Hedged Equity Fund (HDWM)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	22.3%
Industrials	12.5%
Consumer Discretionary	12.1%
Consumer Staples	10.3%
Healthcare	8.6%
Energy	8.0%
Telecommunication Services	7.9%
Materials	6.5%
Utilities	5.4%
Information Technology	3.8%
Real Estate	2.8%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
HSBC Holdings PLC	1.9%
BP PLC	1.6%
Royal Dutch Shell PLC, Class A	1.6%
Toyota Motor Corp.	1.3%
Novartis AG, Registered Shares	1.3%
China Mobile Ltd.	1.3%
Nestle S.A., Registered Shares	1.3%
Anheuser-Busch InBev N.V.	1.2%
GlaxoSmithKline PLC	1.2%
TOTAL S.A.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.35%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	5.98%	6.61%	-1.31%
Fund Market Price Returns	6.70%	5.53%	-1.19%
WisdomTree International Hedged Equity Index	6.42%	7.30%	-0.94%
MSCI EAFE Local Currency Index	5.25%	4.62%	-3.54%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	11

Performance Summary (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	19.8%
Industrials	19.2%
Consumer Staples	18.1%
Healthcare	18.0%
Information Technology	9.1%
Financials	4.7%
Real Estate	4.6%
Materials	3.6%
Utilities	2.5%
Telecommunication Services	0.5%
Energy	0.2%
Other Assets less Liabilities‡	-0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Unilever N.V., CVA	6.0%
British American Tobacco PLC	5.6%
Roche Holding AG, Genusschein	5.4%
Novo Nordisk A/S, Class B	3.2%
Reckitt Benckiser Group PLC	2.9%
Airbus Group SE	2.9%
Industria de Diseno Textil S.A.	2.7%
LVMH Moet Hennessy Louis Vuitton SE	2.6%
China Overseas Land & Investment Ltd.	2.1%
Roche Holding AG, Bearer Shares	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	3.83%	9.14%	6.02%
Fund Market Price Returns	4.68%	9.44%	5.90%
WisdomTree International Hedged Quality Dividend Growth Index	4.18%	9.83%	6.64%
MSCI EAFE Local Currency Index	5.25%	4.62%	3.98%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	24.5%
Consumer Discretionary	19.7%
Financials	13.7%
Materials	9.7%
Information Technology	8.7%
Real Estate	5.6%
Consumer Staples	5.4%
Healthcare	4.4%
Energy	3.5%
Utilities	2.6%
Telecommunication Services	1.5%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Aker ASA, Class A	0.5%
Television Broadcasts Ltd.	0.5%
UNIQA Insurance Group AG	0.5%
Genesis Energy Ltd.	0.5%
Saras SpA	0.5%
Navigator Co. S.A. (The)	0.5%
Vedanta Resources PLC	0.5%
Euronav N.V.	0.4%
Austevoll Seafood ASA	0.4%
Z Energy Ltd.	0.4%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change, and there are no guarantees the Underlying Fund will remain invested in any particular company. Excludes the Underlying Fund’s investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged SmallCap Dividend Index. The Fund implemented its strategy during the period by investing in an underlying fund, the WisdomTree International SmallCap Dividend Fund (the “Underlying Fund”).

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s net and gross annual expense ratio was 0.58% and 1.16%, respectively. The prospectus expense ratio includes 0.58% of acquired fund fees and expenses (“AFFEs”). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies. WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of WisdomTree Trust for any reason at any time.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	5.87%	10.41%	-0.09%
Fund Market Price Returns	5.81%	10.37%	0.02%
WisdomTree International Hedged SmallCap Dividend Index	5.65%	10.50%	0.10%
MSCI EAFE Small Cap Local Index	4.94%	8.61%	-0.30%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 4, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	13

Performance Summary (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	23.1%
Energy	12.5%
Consumer Discretionary	11.5%
Industrials	10.4%
Utilities	9.0%
Healthcare	8.6%
Telecommunication Services	8.6%
Materials	6.7%
Consumer Staples	4.7%
Information Technology	2.4%
Real Estate	2.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
BP PLC	2.9%
Royal Dutch Shell PLC, Class A	2.5%
HSBC Holdings PLC	2.4%
Novartis AG, Registered Shares	2.4%
Toyota Motor Corp.	2.3%
GlaxoSmithKline PLC	2.2%
TOTAL S.A.	2.2%
British American Tobacco PLC	1.6%
Vodafone Group PLC	1.5%
Daimler AG, Registered Shares	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	4.13%	5.95%	-1.01%	5.98%	1.04%	1.99%
Fund Market Price Returns	5.12%	6.19%	-1.02%	6.24%	1.00%	1.96%
WisdomTree International High Dividend Index	4.33%	6.31%	-0.59%	6.32%	1.56%	2.55%
MSCI EAFE Value Index	4.98%	3.52%	-1.49%	5.99%	0.44%	1.40%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	23.2%
Consumer Staples	11.8%
Consumer Discretionary	10.4%
Healthcare	10.3%
Energy	10.0%
Telecommunication Services	9.9%
Industrials	8.6%
Materials	5.5%
Utilities	5.2%
Information Technology	2.7%
Real Estate	1.6%
Investment Company	0.4%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
HSBC Holdings PLC	2.5%
BP PLC	2.2%
Nestle S.A., Registered Shares	1.9%
Royal Dutch Shell PLC, Class A	1.9%
China Mobile Ltd.	1.9%
Novartis AG, Registered Shares	1.8%
Toyota Motor Corp.	1.7%
TOTAL S.A.	1.7%
Anheuser-Busch InBev N.V.	1.7%
GlaxoSmithKline PLC	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	4.90%	5.69%	-0.51%	6.21%	1.48%	2.40%
Fund Market Price Returns	5.77%	5.51%	-0.56%	6.56%	1.45%	2.33%
WisdomTree International LargeCap Dividend Index	4.96%	5.77%	-0.20%	6.48%	1.77%	2.71%
MSCI EAFE Index	4.88%	6.52%	0.48%	7.39%	1.82%	2.64%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	15

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	22.2%
Financials	18.7%
Consumer Discretionary	15.0%
Materials	10.3%
Utilities	6.6%
Consumer Staples	6.2%
Real Estate	5.9%
Information Technology	5.5%
Healthcare	3.2%
Telecommunication Services	3.0%
Energy	2.6%
Investment Company	0.3%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
EDP—Energias de Portugal S.A.	0.7%
Next PLC	0.6%
New World Development Co., Ltd.	0.6%
Bouygues S.A.	0.6%
China Resources Power Holdings Co., Ltd.	0.5%
Bankia S.A.	0.5%
Suncorp Group Ltd.	0.5%
CNP Assurances	0.5%
NN Group N.V.	0.5%
Pearson PLC	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	2.56%	8.79%	2.94%	8.54%	3.54%	4.58%
Fund Market Price Returns	3.01%	8.71%	2.89%	9.02%	3.51%	4.51%
WisdomTree International MidCap Dividend Index	2.77%	9.08%	3.27%	8.86%	3.65%	4.71%
MSCI EAFE Mid Cap Index	4.03%	9.11%	3.42%	9.44%	2.77%	3.66%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	19.9%
Industrials	19.1%
Consumer Staples	18.0%
Healthcare	18.0%
Information Technology	8.8%
Financials	4.7%
Real Estate	4.6%
Materials	3.5%
Utilities	2.5%
Telecommunication Services	0.4%
Energy	0.2%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Unilever N.V., CVA	5.9%
British American Tobacco PLC	5.5%
Roche Holding AG, Genusschein	5.3%
Novo Nordisk A/S, Class B	3.2%
Reckitt Benckiser Group PLC	2.9%
Airbus Group SE	2.8%
LVMH Moet Hennessy Louis Vuitton SE	2.6%
Industria de Diseno Textil S.A.	2.6%
China Overseas Land & Investment Ltd.	2.1%
Hennes & Mauritz AB, Class B	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month end is available at www.wisdomtree.com.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	17

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	24.5%
Consumer Discretionary	19.7%
Financials	13.7%
Materials	9.7%
Information Technology	8.7%
Real Estate	5.6%
Consumer Staples	5.4%
Healthcare	4.4%
Energy	3.5%
Utilities	2.6%
Telecommunication Services	1.5%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Aker ASA, Class A	0.5%
Television Broadcasts Ltd.	0.5%
UNIQA Insurance Group AG	0.5%
Genesis Energy Ltd.	0.5%
Saras SpA	0.5%
Navigator Co. S.A. (The)	0.5%
Vedanta Resources PLC	0.5%
Euronav N.V.	0.4%
Austevoll Seafood ASA	0.4%
Z Energy Ltd.	0.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	6.06%	14.36%	3.81%	10.32%	4.82%	5.48%
Fund Market Price Returns	6.72%	14.82%	3.86%	10.88%	4.82%	5.46%
WisdomTree International SmallCap Dividend Index	6.51%	14.88%	4.62%	10.93%	5.35%	5.96%
MSCI EAFE Small Cap Index	5.82%	12.33%	5.08%	11.07%	4.39%	4.64%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

Industry Breakdown† as of 9/30/16

Industry	% of Net Assets
Automobiles	29.8%
Machinery	29.1%
Auto Components	15.8%
Electrical Equipment	9.3%
Building Products	6.6%
Metals & Mining	5.8%
Construction & Engineering	2.4%
Chemicals	1.9%
Other Assets less Liabilities‡	-0.7%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Toyota Motor Corp.	9.7%
Honda Motor Co., Ltd.	7.3%
FANUC Corp.	4.6%
Mitsubishi Electric Corp.	4.0%
Daikin Industries Ltd.	3.9%
Fuji Heavy Industries Ltd.	3.5%
Bridgestone Corp.	3.4%
Nissan Motor Co., Ltd.	3.4%
Nidec Corp.	3.3%
Komatsu Ltd.	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Capital Goods Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Capital Goods Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-0.01%	-4.46%	1.06%
Fund Market Price Returns	0.83%	-4.73%	2.01%
WisdomTree Japan Hedged Capital Goods Index	-0.07%	-4.25%	1.60%
MSCI Japan Local Currency Index	-1.17%	-5.19%	5.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	19

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	24.8%
Industrials	22.7%
Financials	13.0%
Information Technology	12.8%
Healthcare	9.2%
Materials	9.1%
Consumer Staples	7.6%
Telecommunication Services	0.9%
Energy	0.5%
Other Assets less Liabilities‡	-0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Toyota Motor Corp.	5.3%
Mitsubishi UFJ Financial Group, Inc.	4.0%
Japan Tobacco, Inc.	3.6%
Sumitomo Mitsui Financial Group, Inc.	3.6%
Mizuho Financial Group, Inc.	3.1%
Canon, Inc.	3.1%
Nissan Motor Co., Ltd.	2.8%
Honda Motor Co., Ltd.	2.6%
Takeda Pharmaceutical Co., Ltd.	2.5%
Mitsui & Co., Ltd.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or ‘‘hedging’’ against fluctuations between the value of the Japanese yen and the U.S. dollar.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs.

Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	-1.76%	-5.93%	2.92%	10.10%	1.02%	1.32%
Fund Market Price Returns	-0.59%	-6.06%	2.92%	10.60%	1.07%	1.43%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index[2]	-1.35%	-5.06%	3.75%	10.69%	1.33%	1.59%
MSCI Japan/MSCI Japan Local Currency Spliced Index[3]	-1.17%	-5.19%	4.42%	13.38%	1.80%	2.11%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[3]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

Industry Breakdown† as of 9/30/16

Industry	% of Net Assets
Banks	57.5%
Insurance	25.3%
Capital Markets	11.5%
Consumer Finance	3.5%
Diversified Financial Services	2.8%
Other Assets less Liabilities‡	-0.6%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Sumitomo Mitsui Financial Group, Inc.	10.8%
Mitsubishi UFJ Financial Group, Inc.	10.6%
Tokio Marine Holdings, Inc.	8.1%
Dai-ichi Life Insurance Co., Ltd. (The)	4.6%
MS&AD Insurance Group Holdings, Inc.	4.2%
Mizuho Financial Group, Inc.	4.0%
Nomura Holdings, Inc.	3.8%
Sompo Japan Nipponkoa Holdings, Inc.	3.5%
Sumitomo Mitsui Trust Holdings, Inc.	3.5%
Daiwa Securities Group, Inc.	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Financials Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-3.23%	-24.99%	-3.20%
Fund Market Price Returns	-1.96%	-25.00%	-2.16%
WisdomTree Japan Hedged Financials Index	-3.65%	-23.93%	-2.28%
MSCI Japan Local Currency Index	-1.17%	-5.19%	5.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	21

Performance Summary (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

Industry Breakdown† as of 9/30/16

Industry	% of Net Assets
Pharmaceuticals	65.2%
Health Care Equipment & Supplies	20.2%
Food & Staples Retailing	6.4%
Health Care Providers & Services	5.7%
Health Care Technology	2.2%
Biotechnology	0.9%
Other Assets less Liabilities‡	-0.6%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Takeda Pharmaceutical Co., Ltd.	10.2%
Astellas Pharma, Inc.	9.9%
Otsuka Holdings Co., Ltd.	8.3%
Eisai Co., Ltd.	5.8%
Daiichi Sankyo Co., Ltd.	5.3%
Hoya Corp.	5.1%
Ono Pharmaceutical Co., Ltd.	4.9%
Shionogi & Co., Ltd.	4.8%
Terumo Corp.	4.6%
Sysmex Corp.	4.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Health Care Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Health Care Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-3.24%	7.02%	18.47%
Fund Market Price Returns	-2.33%	6.89%	19.59%
WisdomTree Japan Hedged Health Care Index	-2.72%	8.30%	19.34%
MSCI Japan Local Currency Index	-1.17%	-5.19%	5.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	25.3%
Industrials	19.2%
Information Technology	14.2%
Telecommunication Services	14.0%
Consumer Staples	10.5%
Materials	6.8%
Healthcare	6.7%
Real Estate	2.4%
Financials	1.2%
Utilities	0.2%
Energy	0.1%
Other Assets less Liabilities‡	-0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Toyota Motor Corp.	4.9%
NTT DOCOMO, Inc.	4.7%
Nippon Telegraph & Telephone Corp.	4.5%
Japan Tobacco, Inc.	4.3%
KDDI Corp.	3.7%
Canon, Inc.	3.6%
Nissan Motor Co., Ltd.	3.2%
Honda Motor Co., Ltd.	2.8%
Bridgestone Corp.	1.9%
Denso Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-1.49%	-0.19%	-9.02%
Fund Market Price Returns	-0.77%	-0.23%	-8.85%
WisdomTree Japan Hedged Quality Dividend Growth Index	-1.58%	0.20%	-8.69%
JPX-Nikkei 400 Local Index	-1.69%	-4.40%	-11.20%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 9, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	23

Performance Summary (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

Industry Breakdown† as of 9/30/16

Industry	% of Net Assets
Real Estate Management & Development	35.0%
Equity Real Estate Investment Trusts (REITs)	34.7%
Construction & Engineering	14.2%
Household Durables	8.8%
Building Products	4.8%
Construction Materials	1.7%
Transportation Infrastructure	1.5%
Other Assets less Liabilities‡	-0.7%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Mitsubishi Estate Co., Ltd.	8.1%
Mitsui Fudosan Co., Ltd.	6.5%
Daiwa House Industry Co., Ltd.	5.7%
Daito Trust Construction Co., Ltd.	3.9%
Sumitomo Realty & Development Co., Ltd.	3.8%
Sekisui House Ltd.	3.3%
Taisei Corp.	2.8%
Nippon Building Fund, Inc.	2.7%
Japan Real Estate Investment Corp.	2.5%
Obayashi Corp.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Real Estate Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-6.11%	-4.18%	4.88%
Fund Market Price Returns	-5.45%	-4.60%	5.84%
WisdomTree Japan Hedged Real Estate Index	-5.92%	-3.51%	5.64%
MSCI Japan Local Currency Index	-1.17%	-5.19%	5.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

24	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	25.2%
Consumer Discretionary	21.5%
Financials	13.7%
Materials	12.8%
Information Technology	12.4%
Consumer Staples	6.2%
Healthcare	4.8%
Real Estate	1.8%
Utilities	1.3%
Energy	1.0%
Other Assets less Liabilities‡	-0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
SBI Holdings, Inc.	0.8%
DIC Corp.	0.7%
Matsui Securities Co., Ltd.	0.7%
Yokohama Rubber Co., Ltd. (The)	0.7%
Hachijuni Bank Ltd. (The)	0.6%
Benesse Holdings, Inc.	0.6%
Mitsubishi Gas Chemical Co., Inc.	0.6%
Toyoda Gosei Co., Ltd.	0.6%
Itochu Techno-Solutions Corp.	0.6%
Tokai Tokyo Financial Holdings, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.49%	-1.11%	8.05%	9.77%
Fund Market Price Returns	1.31%	-1.39%	7.92%	9.60%
WisdomTree Japan Hedged SmallCap Equity Index	0.84%	-0.09%	8.99%	10.83%
MSCI Japan Small Cap Local Currency Index	0.13%	0.77%	8.93%	11.49%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	25

Performance Summary (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

Industry Breakdown† as of 9/30/16

Industry	% of Net Assets
Electronic Equipment, Instruments & Components	24.8%
Wireless Telecommunication Services	21.5%
Technology Hardware, Storage & Peripherals	11.7%
Household Durables	11.4%
IT Services	6.6%
Semiconductors & Semiconductor Equipment	5.3%
Media	4.6%
Diversified Telecommunication Services	4.5%
Software	3.7%
Internet Software & Services	2.6%
Internet & Catalog Retail	2.2%
Leisure Products	1.4%
Communications Equipment	0.2%
Trading Companies & Distributors	0.1%
Commercial Services & Supplies	0.1%
Other Assets less Liabilities‡	-0.7%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
SoftBank Group Corp.	8.7%
KDDI Corp.	7.9%
Sony Corp.	6.0%
Keyence Corp.	5.0%
NTT DOCOMO, Inc.	4.9%
Nippon Telegraph & Telephone Corp.	4.5%
Canon, Inc.	4.4%
Murata Manufacturing Co., Ltd.	4.4%
Panasonic Corp.	3.5%
Hitachi Ltd.	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Tech, Media and Telecom Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Tech, Media and Telecom Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.45%	2.41%	7.04%
Fund Market Price Returns	3.41%	1.89%	8.02%
WisdomTree Japan Hedged Tech, Media and Telecom Index	4.65%	4.19%	8.19%
MSCI Japan Local Currency Index	-1.17%	-5.19%	5.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 8, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

26	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	25.1%
Industrials	18.6%
Information Technology	14.1%
Telecommunication Services	13.9%
Consumer Staples	10.6%
Healthcare	6.9%
Materials	6.4%
Real Estate	2.3%
Financials	1.1%
Utilities	0.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
NTT DOCOMO, Inc.	4.9%
Toyota Motor Corp.	4.9%
Nippon Telegraph & Telephone Corp.	4.2%
Japan Tobacco, Inc.	4.1%
KDDI Corp.	3.8%
Nissan Motor Co., Ltd.	3.1%
Canon, Inc.	3.1%
Honda Motor Co., Ltd.	2.9%
Denso Corp.	2.0%
Bridgestone Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s net and gross annual expense ratios were 0.43% and 0.48%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	9.58%	18.40%	2.17%
Fund Market Price Returns	10.33%	18.06%	2.08%
WisdomTree Japan Quality Dividend Growth Index	9.41%	18.58%	2.42%
JPX-Nikkei 400 Index	9.03%	12.79%	-1.28%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 28, 2015.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	27

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	25.2%
Consumer Discretionary	21.3%
Financials	13.6%
Materials	12.4%
Information Technology	12.1%
Consumer Staples	5.9%
Healthcare	4.7%
Real Estate	1.7%
Utilities	1.3%
Energy	0.9%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
SBI Holdings, Inc.	0.7%
Matsui Securities Co., Ltd.	0.7%
Hokuriku Electric Power Co.	0.7%
Benesse Holdings, Inc.	0.6%
Hachijuni Bank Ltd. (The)	0.6%
Toyoda Gosei Co., Ltd.	0.6%
Yokohama Rubber Co., Ltd. (The)	0.6%
DIC Corp.	0.6%
Mitsubishi Gas Chemical Co., Inc.	0.6%
Itochu Techno-Solutions Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	11.65%	17.58%	7.79%	8.59%	3.78%	3.53%
Fund Market Price Returns	12.67%	16.98%	7.90%	9.07%	3.81%	3.71%
WisdomTree Japan SmallCap Dividend Index	12.18%	18.46%	8.27%	9.12%	4.50%	4.18%
MSCI Japan Small Cap Index	11.14%	19.18%	7.79%	9.45%	3.27%	2.71%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

28	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Performance Summary (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Information Technology	31.2%
Materials	23.6%
Consumer Discretionary	18.5%
Industrials	10.7%
Energy	9.9%
Consumer Staples	6.5%
Healthcare	0.3%
Other Assets less Liabilities‡	-0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Samsung Electronics Co., Ltd.	11.8%
SK Hynix, Inc.	5.4%
SK Innovation Co., Ltd.	5.2%
Amorepacific Corp.	5.0%
NAVER Corp.	4.8%
S-Oil Corp.	4.7%
LG Display Co., Ltd.	4.7%
Lotte Chemical Corp.	4.7%
Hyundai Motor Co.	4.5%
Kia Motors Corp.	4.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Korea Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Korea Hedged Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-0.60%	9.64%	-4.43%
Fund Market Price Returns	-0.28%	11.39%	-4.18%
WisdomTree Korea Hedged Equity Index	0.94%	10.67%	-2.96%
MSCI Korea Local Currency Index	5.56%	12.86%	-0.01%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on November 7, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	29

Performance Summary (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Staples	19.6%
Financials	15.4%
Energy	15.4%
Healthcare	11.5%
Materials	9.6%
Industrials	7.7%
Consumer Discretionary	7.0%
Telecommunication Services	6.7%
Utilities	4.8%
Information Technology	1.1%
Real Estate	0.7%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
AstraZeneca PLC	5.6%
BP PLC	5.3%
GlaxoSmithKline PLC	5.2%
British American Tobacco PLC	5.1%
Rio Tinto PLC	4.9%
Royal Dutch Shell PLC, Class A	4.8%
Royal Dutch Shell PLC, Class B	4.8%
HSBC Holdings PLC	4.7%
Vodafone Group PLC	4.6%
Diageo PLC	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree United Kingdom Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Hedged Equity Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	15.32%	20.75%	6.37%	7.15%
Fund Market Price Returns	15.83%	20.59%	6.17%	6.75%
WisdomTree United Kingdom Hedged Equity Index	15.88%	21.79%	7.11%	7.90%
MSCI United Kingdom Local Currency Index	14.20%	18.39%	5.68%	6.79%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

30	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index (USD) Hedged is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S. The USD-hedged version of this index is designed to hedge against U.S. dollar risk.

The JPX-Nikkei 400 Index is a free-float adjusted market capitalization index composed of Japanese companies whose main market is the TSE First Section, Second Section, Mothers or JASDAQ market (in principal).

The JPX-Nikkei 400 Local Currency Index is a free-float adjusted market capitalization index composed of Japanese companies whose main market is the TSE First Section, Second Section, Mothers or JASDAQ market (in principal), calculated in local currency.

The MSCI AC World ex-USA Local Currency Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States, in local currency.

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada which is calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within 15 developed market European countries.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap stocks from developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	31

Description of Indexes (unaudited) (continued)

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI Korea Local Currency Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the South Korean equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI United Kingdom Local Currency Index is a capitalization weighted index that measures the performance of the British equity market and provides local currency returns, which are not translated back to U.S. dollars.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is a dividend weighted index designed to provide exposure to small cap equity securities within Europe, while at the same time neutralizing exposure to fluctuations between the value of the Euro and the U.S. dollar.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is comprised of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree Global ex-U.S. Hedged Dividend Index measures the performance of dividend-paying companies in the developed and emerging markets outside of the United States while at the same time neutralizing exposure to fluctuations of foreign currency movements relative to the U.S. dollar.

32	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (continued)

The WisdomTree Global ex-U.S. Hedged Real Estate Index is a fundamentally weighted index that measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate.”

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Equity Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International Hedged Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends and that meet other liquidity and capitalization requirements while at the same time neutralizing exposure to fluctuations of the foreign currencies relative to the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree International Hedged SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada while at the same time neutralizing exposure to fluctuations of the foreign currencies relative to the U.S. dollar.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree International Equity Index.

The WisdomTree Japan Hedged Capital Goods Index is designed to provide exposure to Japanese capital goods companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged Financials Index is designed to provide exposure to Japanese financial companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Health Care Index is designed to provide exposure to Japanese health care companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	33

Description of Indexes (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged Real Estate Index is designed to provide exposure to Japanese real estate companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan Hedged Tech, Media and Telecom Index is designed to provide exposure to Japanese tech, media, and telecom companies while at the same time neutralizing exposure to fluctuations between the Yen and the U.S. dollar.

WisdomTree Japan Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity index.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The WisdomTree Korea Hedged Equity Index is designed to provide exposure to Korean equity markets while at the same time neutralizing exposure to fluctuations of the Korean Won movements relative to the U.S. dollar.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree United Kingdom Hedged Equity Index is designed to provide exposure to United Kingdom equity markets while at the same time neutralizing exposure to fluctuations of the British Pound movements relative to the U.S. dollar.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the

34	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Description of Indexes (unaudited) (concluded)

advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	35

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/16 to 9/30/16” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio Based on the Period 4/1/16 to 9/30/16	Expenses Paid During the Period† 4/1/16 to 9/30/16
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$1,110.80	0.58%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$1,058.00	0.58%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe Hedged SmallCap Equity Fund
Actual	$1,000.00	$1,040.30	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe Quality Dividend Growth Fund
Actual	$1,000.00	$1,011.80	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,003.50	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Germany Hedged Equity Fund
Actual	$1,000.00	$1,065.00	0.48%	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Global ex-U.S. Hedged Dividend Fund
Actual	$1,000.00	$1,057.40	0.44%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.44%	$2.23
WisdomTree Global ex-U.S. Hedged Real Estate Fund
Actual	$1,000.00	$1,084.90	0.43%[1]	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%[1]	$2.18
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,036.80	0.58%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Equity Fund
Actual	$1,000.00	$1,045.90	0.48%	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree International Hedged Equity Fund
Actual	$1,000.00	$1,059.80	0.35%	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	0.35%	$1.78
WisdomTree International Hedged Quality Dividend Growth Fund
Actual	$1,000.00	$1,038.30	0.58%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Hedged SmallCap Dividend Fund
Actual	$1,000.00	$1,058.70	0.00%[2]	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	0.00%[2]	$0.00
WisdomTree International High Dividend Fund
Actual	$1,000.00	$1,041.30	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	37

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio Based on the Period 4/1/16 to 9/30/16	Expenses Paid During the Period† 4/1/16 to 9/30/16
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,049.00	0.48%	$2.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,025.60	0.58%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Quality Dividend Growth Fund
Actual[3]	$1,000.00	$1,033.00	0.38%[3]	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%[3]	$1.93
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,060.60	0.58%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Japan Hedged Capital Goods Fund
Actual	$1,000.00	$999.90	0.48%	$2.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$982.40	0.48%	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged Financials Fund
Actual	$1,000.00	$967.70	0.48%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged Health Care Fund
Actual	$1,000.00	$967.60	0.48%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged Quality Dividend Growth Fund
Actual	$1,000.00	$985.10	0.43%[1]	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%[1]	$2.18
WisdomTree Japan Hedged Real Estate Fund
Actual	$1,000.00	$938.90	0.48%	$2.33
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged SmallCap Equity Fund
Actual	$1,000.00	$1,004.90	0.58%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Japan Hedged Tech, Media and Telecom Fund
Actual	$1,000.00	$1,024.50	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Quality Dividend Growth Fund
Actual	$1,000.00	$1,095.80	0.43%[1]	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	0.43%[1]	$2.18
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,116.50	0.58%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

38	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio Based on the Period 4/1/16 to 9/30/16	Expenses Paid During the Period† 4/1/16 to 9/30/16
WisdomTree Korea Hedged Equity Fund
Actual	$1,000.00	$994.90	0.58%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree United Kingdom Hedged Equity Fund
Actual	$1,000.00	$1,153.20	0.48%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

[1]

WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.43% through July 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[2]

WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[3]

Fund commenced operations on April 7, 2016. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 177/365 (to reflect the period since commencement of operations). WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.38% through July 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	39

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 99.4%
Banks – 11.6%
Australia & New Zealand Banking Group Ltd.	58,468	$1,236,240
Commonwealth Bank of Australia	14,855	823,028
National Australia Bank Ltd.	58,183	1,240,899
Westpac Banking Corp.	42,511	960,006

Total Banks		4,260,173
Beverages – 3.2%
Coca-Cola Amatil Ltd.	117,134	918,777
Treasury Wine Estates Ltd.	30,354	256,442

Total Beverages		1,175,219
Biotechnology – 0.9%
CSL Ltd.	2,703	221,326
Sirtex Medical Ltd.(a)	4,511	108,912

Total Biotechnology		330,238
Capital Markets – 2.6%
Macquarie Group Ltd.	15,030	942,450
Chemicals – 4.1%
Incitec Pivot Ltd.	206,778	446,228
Orica Ltd.	91,340	1,062,449

Total Chemicals		1,508,677
Commercial Services & Supplies – 2.8%
Brambles Ltd.	36,818	337,536
Downer EDI Ltd.	167,976	692,851

Total Commercial Services & Supplies		1,030,387
Construction & Engineering – 0.9%
CIMIC Group Ltd.	14,629	321,740
Construction Materials – 2.9%
Adelaide Brighton Ltd.	129,166	547,598
Boral Ltd.	99,465	513,780

Total Construction Materials		1,061,378
Containers & Packaging – 1.6%
Amcor Ltd.	49,882	578,309
Diversified Financial Services – 2.1%
AMP Ltd.	190,331	769,036
Diversified Telecommunication Services – 2.9%
Telstra Corp., Ltd.	211,485	838,326
TPG Telecom Ltd.	18,221	120,194
Vocus Communications Ltd.	20,473	97,605

Total Diversified Telecommunication Services		1,056,125
Food & Staples Retailing – 4.8%
Wesfarmers Ltd.	25,300	853,813
Woolworths Ltd.	50,594	900,946

Total Food & Staples Retailing		1,754,759
Food Products – 0.4%
GrainCorp Ltd. Class A	26,711	160,459
Investments	Shares	Value

Health Care Equipment & Supplies – 2.5%
Ansell Ltd.	34,096	$599,594
Cochlear Ltd.	2,987	322,275

Total Health Care Equipment & Supplies		921,869
Health Care Providers & Services – 5.1%
Healthscope Ltd.	178,445	419,224
Primary Health Care Ltd.	224,832	681,329
Ramsay Health Care Ltd.	4,241	256,778
Sonic Healthcare Ltd.	31,442	529,583

Total Health Care Providers & Services		1,886,914
Hotels, Restaurants & Leisure – 10.8%
Aristocrat Leisure Ltd.	23,287	281,740
Crown Resorts Ltd.	77,177	774,273
Domino’s Pizza Enterprises Ltd.	2,732	147,016
Flight Centre Travel Group Ltd.(a)	32,124	894,326
Star Entertainment Grp Ltd. (The)	74,480	343,115
Tabcorp Holdings Ltd.	235,593	897,832
Tatts Group Ltd.	231,970	647,930

Total Hotels, Restaurants & Leisure		3,986,232
Insurance – 6.6%
Insurance Australia Group Ltd.	174,285	729,543
Medibank Pvt Ltd.	212,898	404,042
QBE Insurance Group Ltd.	70,522	501,353
Suncorp Group Ltd.	87,475	810,647

Total Insurance		2,445,585
Internet Software & Services – 1.1%
carsales.com Ltd.	46,080	421,390
IT Services – 2.4%
Computershare Ltd.	61,368	484,647
IRESS Ltd.	42,301	381,976

Total IT Services		866,623
Media – 0.6%
REA Group Ltd.	5,085	219,664
Metals & Mining – 12.1%
Alumina Ltd.	895,211	1,000,188
BHP Billiton Ltd.	62,534	1,070,976
BlueScope Steel Ltd.	31,303	185,648
Fortescue Metals Group Ltd.	109,255	413,857
Mineral Resources Ltd.	65,512	554,973
Rio Tinto Ltd.	31,400	1,240,130

Total Metals & Mining		4,465,772
Multi-Utilities – 1.5%
AGL Energy Ltd.	39,035	569,053
Multiline Retail – 2.5%
Harvey Norman Holdings Ltd.	233,548	929,358
Oil, Gas & Consumable Fuels – 4.1%
Caltex Australia Ltd.	22,103	579,316
Woodside Petroleum Ltd.	42,353	927,592

Total Oil, Gas & Consumable Fuels		1,506,908

See Notes to Financial Statements.

40	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2016

Investments	Shares	Value

Personal Products – 0.8%
Blackmores Ltd.(a)	3,262	$291,012
Professional Services – 2.6%
ALS Ltd.	132,873	606,019
Seek Ltd.	31,016	369,317

Total Professional Services		975,336
Road & Rail – 2.5%
Aurizon Holdings Ltd.	256,862	923,849
Software – 1.3%
MYOB Group Ltd.(a)	89,917	256,658
Technology One Ltd.	49,712	225,970

Total Software		482,628
Specialty Retail – 1.2%
Premier Investments Ltd.	37,850	449,243
Transportation Infrastructure – 0.9%
Qube Holdings Ltd.(a)	177,748	316,931
TOTAL COMMON STOCKS (Cost: $35,809,445)		36,607,317
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $339,083)(c)	339,083	339,083
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $36,148,528)		36,946,400
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.3)%		(105,081)

NET ASSETS – 100.0%		$36,841,319

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $1,205,247 and the total market value of the collateral held by the Fund was $1,274,099. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $935,016.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	41

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.2%
Austria – 0.3%
Andritz AG	577,588	$31,451,822
Belgium – 7.1%
Anheuser-Busch InBev N.V.	3,895,063	510,389,920
Bekaert S.A.	317,526	14,516,078
Ion Beam Applications	95,310	4,841,344
Melexis N.V.	152,202	10,928,041
Solvay S.A.	631,917	73,109,774
UCB S.A.	379,774	29,375,959

Total Belgium		643,161,116
Finland – 5.6%
Amer Sports Oyj	450,051	13,766,987
Cargotec Oyj Class B	263,519	12,097,428
Huhtamaki Oyj	393,403	18,329,728
Kemira Oyj	741,990	10,047,873
Kone Oyj Class B	2,266,217	115,037,818
Konecranes Oyj	406,263	14,399,851
Metso Oyj	691,455	20,180,175
Nokia Oyj	43,145,452	250,192,206
Valmet Oyj	1,119,127	16,840,268
Wartsila Oyj Abp	847,573	38,166,779

Total Finland		509,059,113
France – 26.8%
Air Liquide S.A.	1,159,075	124,330,169
Airbus Group SE	2,794,826	169,102,052
Arkema S.A.	252,082	23,343,077
BioMerieux	53,060	7,912,746
Bureau Veritas S.A.	1,200,696	25,765,690
Casino Guichard Perrachon S.A.(a)	802,909	39,069,988
Christian Dior SE	480,023	86,069,228
Cie Generale des Etablissements Michelin	629,195	69,620,020
Danone S.A.	1,881,500	139,658,089
Dassault Systemes	226,235	19,635,180
Edenred	839,341	19,633,779
Essilor International S.A.	271,830	35,069,399
Hermes International	125,068	50,914,754
Imerys S.A.	81,922	5,918,791
Ingenico Group S.A.	101,995	8,914,152
IPSOS	111,382	3,638,724
Kering	351,532	70,931,530
L’Oreal S.A.	1,188,390	224,499,694
Legrand S.A.	876,799	51,710,999
LVMH Moet Hennessy Louis Vuitton SE	1,383,499	236,015,037
Pernod Ricard S.A.	512,135	60,632,859
Publicis Groupe S.A.	642,133	48,580,071
Remy Cointreau S.A.	165,431	14,123,687
Rubis SCA	205,450	18,840,193
Safran S.A.	1,184,412	85,186,706
Sanofi	4,929,154	374,683,905
Sartorius Stedim Biotech	55,200	4,145,716
Schneider Electric SE	2,179,603	152,012,122
SCOR SE	1,532,111	47,641,831
Investments	Shares	Value

SEB S.A.	77,442	$10,930,883
Societe BIC S.A.	285,608	42,255,212
Sodexo S.A.	405,188	48,267,132
Tarkett S.A.	153,284	6,196,213
Technicolor S.A. Registered Shares	1,134,077	7,743,715
Technip S.A.	715,225	43,942,100
Teleperformance	137,837	14,704,774
Valeo S.A.	690,524	40,298,247
Zodiac Aerospace	597,476	14,553,539

Total France		2,446,492,003
Germany – 25.9%
adidas AG	354,458	61,543,518
Bayer AG Registered Shares	2,595,257	260,827,065
Bayerische Motoren Werke AG	2,830,979	238,004,602
Brenntag AG	295,246	16,127,016
Continental AG	477,887	100,508,803
Covestro AG(b)	383,802	22,700,199
Daimler AG Registered Shares	6,074,654	428,102,140
Duerr AG	60,277	5,061,480
Evonik Industries AG	2,319,335	78,441,679
Fresenius Medical Care AG & Co. KGaA	331,665	28,983,108
Fresenius SE & Co. KGaA	636,044	50,756,974
GEA Group AG	451,693	25,081,140
Hannover Rueck SE	726,727	77,863,782
HeidelbergCement AG	413,991	39,122,293
Henkel AG & Co. KGaA	422,848	49,230,369
Hochtief AG	230,842	32,570,213
Infineon Technologies AG	2,164,214	38,622,444
K+S AG Registered Shares(a)	1,298,542	24,640,307
Krones AG(a)	42,178	4,104,809
KUKA AG	27,376	2,687,951
LANXESS AG	301,344	18,727,367
Linde AG	436,583	74,232,622
Merck KGaA	68,133	7,343,624
MTU Aero Engines AG	83,479	8,447,924
NORMA Group SE	161,314	8,302,839
OSRAM Licht AG	209,608	12,310,234
SAP SE	2,220,966	201,969,986
Siemens AG Registered Shares	3,571,516	418,224,404
SMA Solar Technology AG(a)	21,587	688,726
Software AG	186,251	7,894,085
Symrise AG	179,530	13,160,532
Wacker Chemie AG(a)	81,987	6,910,275

Total Germany		2,363,192,510
Ireland – 1.2%
CRH PLC	2,790,100	93,328,591
Glanbia PLC	250,100	4,813,194
Kerry Group PLC Class A	146,368	12,198,457

Total Ireland		110,340,242
Italy – 1.4%
Autogrill SpA	1,260,502	10,680,804
Brunello Cucinelli SpA(a)	174,872	3,399,816
DiaSorin SpA	160,052	10,288,361

See Notes to Financial Statements.

42	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2016

Investments	Shares	Value

Industria Macchine Automatiche SpA	176,548	$11,725,715
Interpump Group SpA	465,427	7,934,621
Luxottica Group SpA	1,176,754	56,229,988
Moncler SpA	460,464	7,860,361
Parmalat SpA(a)	933,213	2,472,940
Salvatore Ferragamo SpA(a)	698,941	17,751,621

Total Italy		128,344,227
Netherlands – 9.1%
Aegon N.V.	21,338,772	81,797,531
Akzo Nobel N.V.	802,930	54,401,644
Arcadis N.V.	222,582	3,204,263
ASM International N.V.	134,891	5,519,411
ASML Holding N.V.	821,858	90,226,882
BE Semiconductor Industries N.V.	230,457	7,873,223
Boskalis Westminster	524,714	18,695,602
Corbion N.V.	221,406	5,965,365
Gemalto N.V.	126,996	8,146,350
Heineken Holding N.V.	676,746	54,286,431
Heineken N.V.	1,444,389	127,113,140
Koninklijke Ahold Delhaize N.V.	4,500,322	102,615,907
Koninklijke DSM N.V.	907,112	61,327,857
Koninklijke Philips N.V.	4,430,560	131,347,698
Koninklijke Vopak N.V.	382,778	20,097,353
SBM Offshore N.V.(a)	730,460	10,380,167
Wolters Kluwer N.V.	1,120,481	47,969,095

Total Netherlands		830,967,919
Portugal – 0.6%
Galp Energia, SGPS, S.A.	4,083,563	55,826,503
Spain – 17.4%
Acerinox S.A.(a)	1,981,038	26,214,572
ACS Actividades de Construccion y Servicios S.A.	2,078,560	62,835,330
Applus Services S.A.	791,363	8,047,581
Banco Bilbao Vizcaya Argentaria S.A.	63,943,919	386,751,490
Banco Santander S.A.	98,439,585	436,642,447
Gamesa Corp. Tecnologica S.A.	421,028	10,085,220
Grifols S.A.	1,073,722	23,143,525
Mapfre S.A.	25,159,356	70,402,474
Obrascon Huarte Lain S.A.(a)	1,543,198	6,192,993
Prosegur Cia de Seguridad S.A.	1,978,768	13,831,660
Tecnicas Reunidas S.A.(a)	326,199	12,718,578
Telefonica S.A.	51,229,950	519,013,572
Viscofan S.A.	113,874	6,163,113

Total Spain		1,582,042,555
Switzerland – 0.6%
STMicroelectronics N.V.(a)	7,028,382	57,264,097
United Kingdom – 4.2%
CNH Industrial N.V.	4,373,006	31,304,629
Unilever N.V. CVA	7,577,140	349,761,446

Total United Kingdom		381,066,075
TOTAL COMMON STOCKS (Cost: $10,225,640,056)		9,139,208,182
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $88,799,255)(d)	88,799,255	$88,799,255
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $10,314,439,311)		9,228,007,437
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.2)%		(111,593,095)

NET ASSETS – 100.0%		$9,116,414,342

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $81,113,438 and the total market value of the collateral held by the Fund was $88,805,120. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,865. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	EUR	420,686,386	USD	469,372,422	$(3,394,965)
10/4/2016	EUR	168,224,052	USD	187,748,977	(1,301,224)
10/4/2016	EUR	588,686,576	USD	657,121,390	(4,444,620)
10/4/2016	EUR	504,601,603	USD	563,246,906	(3,824,407)
10/4/2016	EUR	505,102,080	USD	563,246,906	(4,386,843)
10/4/2016	EUR	504,773,898	USD	563,246,906	(4,018,032)
10/4/2016	EUR	673,221,913	USD	750,995,875	(5,570,953)
10/4/2016	EUR	420,528,085	USD	469,372,422	(3,217,066)
10/4/2016	EUR	420,614,759	USD	469,372,422	(3,314,471)
10/4/2016	EUR	168,380,949	USD	187,748,968	(1,477,553)
10/4/2016	EUR	504,909,646	USD	563,246,906	(4,170,585)
10/4/2016	EUR	504,918,698	USD	563,246,906	(4,180,758)
10/4/2016	EUR	504,911,909	USD	563,246,906	(4,173,128)
10/4/2016	EUR	505,274,263	USD	563,246,906	(4,580,343)
10/4/2016	EUR	504,909,646	USD	563,246,906	(4,170,585)
10/4/2016	EUR	505,326,395	USD	563,246,906	(4,638,928)
10/4/2016	EUR	168,184,110	USD	187,748,968	(1,256,346)
10/4/2016	EUR	336,395,342	USD	375,497,937	(2,543,170)
10/4/2016	EUR	505,278,796	USD	563,246,906	(4,585,437)
10/4/2016	EUR	229,116,883	USD	255,520,771	(1,960,797)
10/4/2016	USD	194,534,543	EUR	173,579,195	533,767
10/4/2016	USD	16,211,212	EUR	14,504,471	88,913
10/4/2016	USD	43,229,898	EUR	38,410,290	(64,412)
10/4/2016	USD	13,509,343	EUR	12,006,021	(16,976)
10/4/2016	USD	13,509,343	EUR	11,999,761	(24,011)
10/4/2016	USD	10,807,475	EUR	9,694,533	87,242
10/4/2016	USD	10,807,475	EUR	9,627,491	11,900
10/4/2016	USD	21,614,949	EUR	19,173,407	(67,873)
10/4/2016	USD	27,461,000	EUR	24,359,111	(86,230)
10/4/2016	USD	135,093,433	EUR	120,598,893	435,611

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	43

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	USD	10,807,475	EUR	9,653,091	$40,669
10/4/2016	USD	546,548,824	EUR	486,166,896	(194,436)
10/4/2016	USD	728,731,766	EUR	648,453,253	41
10/4/2016	USD	36,235,989	EUR	32,243,301	(965)
10/4/2016	USD	455,457,362	EUR	405,247,230	(40,499)
10/4/2016	USD	455,457,353	EUR	406,078,239	893,397
10/4/2016	USD	546,548,824	EUR	487,337,337	1,120,906
10/4/2016	USD	637,640,295	EUR	568,661,638	1,421,690
10/4/2016	USD	637,640,295	EUR	568,712,357	1,478,688
10/4/2016	USD	637,640,295	EUR	569,067,644	1,877,959
10/4/2016	USD	182,182,941	EUR	162,387,861	308,547
10/4/2016	USD	637,640,295	EUR	568,864,569	1,649,743
10/4/2016	USD	546,548,824	EUR	487,120,164	876,847
10/4/2016	USD	455,457,353	EUR	406,368,088	1,219,130
10/4/2016	USD	637,640,295	EUR	569,067,644	1,877,959
10/4/2016	USD	637,640,295	EUR	568,864,569	1,649,743
10/4/2016	USD	182,182,941	EUR	162,503,738	438,770
10/4/2016	USD	364,365,883	EUR	324,399,825	194,660
10/4/2016	USD	182,182,941	EUR	162,272,148	178,510
10/4/2016	USD	637,640,295	EUR	567,295,636	(113,424)
11/2/2016	EUR	485,506,137	USD	546,548,824	178,854
11/2/2016	EUR	647,603,267	USD	728,731,766	(56,092)
11/2/2016	EUR	404,714,285	USD	455,457,362	7,441
11/2/2016	EUR	405,535,886	USD	455,457,353	(917,166)
11/2/2016	EUR	486,688,564	USD	546,548,824	(1,151,804)
11/2/2016	EUR	568,332,185	USD	637,640,295	(1,938,930)
11/2/2016	EUR	568,104,326	USD	637,640,295	(1,682,506)
11/2/2016	EUR	162,177,532	USD	182,182,941	(325,428)
11/2/2016	EUR	405,839,425	USD	455,457,353	(1,258,757)
11/2/2016	EUR	568,110,906	USD	637,640,295	(1,689,911)
11/2/2016	EUR	567,927,228	USD	637,640,295	(1,483,207)
11/2/2016	EUR	486,478,463	USD	546,548,824	(915,365)
11/2/2016	EUR	567,972,757	USD	637,640,295	(1,534,443)
11/2/2016	EUR	568,329,146	USD	637,640,295	(1,935,510)
11/2/2016	EUR	162,286,603	USD	182,182,941	(448,173)
11/2/2016	EUR	566,519,444	USD	637,640,295	101,059
11/2/2016	EUR	323,974,377	USD	364,365,883	(222,445)
11/2/2016	EUR	162,050,586	USD	182,182,941	(182,568)
11/2/2016	USD	13,415,533	EUR	11,921,771	770
					$(70,888,526)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

44	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.3%
Austria – 3.2%
Austria Technologie & Systemtechnik AG(a)	31,674	$389,412
Oesterreichische Post AG*	33,405	1,183,278
S IMMO AG*	27,148	285,869
Telekom Austria AG*	112,276	634,033
UNIQA Insurance Group AG	253,963	1,651,060
Verbund AG	71,812	1,198,430
Vienna Insurance Group AG Wiener Versicherung Gruppe	30,879	627,062
Wienerberger AG	24,962	424,010

Total Austria		6,393,154
Belgium – 7.9%
Ackermans & van Haaren N.V.	6,657	882,400
Bekaert S.A.	15,930	728,259
bpost S.A.	121,994	3,301,978
Cie d’Entreprises CFE	4,629	509,023
Cofinimmo S.A.	7,852	976,825
D’ieteren S.A./N.V.	16,788	781,916
Econocom Group S.A./N.V.	32,509	488,454
Elia System Operator S.A./N.V.	18,568	949,227
Euronav N.V.	227,077	1,738,349
Exmar N.V.	24,262	191,132
Ion Beam Applications	12,798	650,084
Melexis N.V.	13,593	975,972
Ontex Group N.V.	13,836	439,101
Umicore S.A.	37,111	2,328,409
Warehouses De Pauw CVA	11,760	1,167,492

Total Belgium		16,108,621
Finland – 11.1%
Amer Sports Oyj	32,518	994,720
Cargotec Oyj Class B	16,155	741,631
Caverion Corp.	46,054	354,525
Citycon Oyj	135,770	345,743
Cramo Oyj	20,044	518,085
F-Secure Oyj	68,800	260,560
Huhtamaki Oyj	21,973	1,023,783
Kemira Oyj	88,884	1,203,649
Kesko Oyj Class B	55,126	2,539,975
Konecranes Oyj	31,815	1,127,672
Lassila & Tikanoja Oyj	21,797	422,547
Metsa Board Oyj(a)	96,797	573,273
Metso Oyj	79,451	2,318,784
Nokian Renkaat Oyj	78,747	2,871,691
Orion Oyj Class B	50,876	2,006,252
PKC Group Oyj(a)	10,211	197,372
Raisio Oyj Class V	48,431	213,353
Ramirent Oyj	83,003	669,742
Sanoma Oyj	54,847	522,682
Tieto Oyj	44,307	1,399,161
Tikkurila Oyj	18,156	390,731
Uponor Oyj	31,173	577,331
Valmet Oyj	54,597	821,558
Investments	Shares	Value

YIT Oyj	56,867	$458,214

Total Finland		22,553,034
France – 18.6%
Alten S.A.	9,649	674,902
Altran Technologies S.A.*	38,839	574,398
Beneteau S.A.	18,560	189,180
BioMerieux	4,828	719,991
Bourbon Corp.(a)	34,166	398,164
Edenred	142,317	3,329,065
Elior Group(b)	32,040	733,814
Eurazeo S.A.	36,253	2,103,872
Eutelsat Communications S.A.	183,010	3,790,436
Faurecia	31,867	1,249,844
Gaztransport Et Technigaz S.A.	21,976	635,074
Havas S.A.	115,330	975,170
Ipsen S.A.	16,001	1,123,690
IPSOS	16,839	550,111
Jacquet Metal Service	19,531	351,183
Korian S.A.	16,110	518,782
Lagardere SCA	89,641	2,283,239
Metropole Television S.A.	46,884	846,173
Neopost S.A.	36,639	989,433
Nexity S.A.*	34,821	1,838,805
Orpea	6,559	581,425
Plastic Omnium S.A.	30,983	1,027,848
Rallye S.A.	60,657	995,229
Remy Cointreau S.A.	13,574	1,158,881
Rexel S.A.	114,502	1,755,802
Rubis SCA	19,472	1,785,623
Sopra Steria Group	4,261	500,160
SPIE S.A.	57,074	1,136,236
Tarkett S.A.	16,575	670,013
Technicolor S.A. Registered Shares	66,612	454,841
Teleperformance	11,875	1,266,853
Television Francaise 1(a)	34,214	331,821
Vicat S.A.	12,591	813,329
Wendel S.A.	11,116	1,298,560

Total France		37,651,947
Germany – 18.7%
Aareal Bank AG	26,168	864,289
alstria office REIT-AG*	70,836	972,779
AURELIUS Equity Opportunities SE & Co. KGaA	15,638	987,307
Aurubis AG	18,215	1,020,942
BayWa AG	8,797	286,004
Bechtle AG	5,394	624,363
Bertrandt AG	2,075	226,216
Carl Zeiss Meditec AG Bearer Shares	16,015	612,460
CompuGroup Medical SE	7,387	340,653
CTS Eventim AG & Co. KGaA	23,183	825,621
DMG MORI AG	18,465	899,347
Drillisch AG(a)	30,302	1,471,617
Duerr AG	7,472	627,426
Elmos Semiconductor AG	16,581	248,481

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2016

Investments	Shares	Value

ElringKlinger AG	26,610	$472,189
Freenet AG	85,750	2,507,921
Fuchs Petrolub SE	19,861	811,213
Gerresheimer AG	4,736	402,527
Gerry Weber International AG(a)	16,447	210,061
Hamburger Hafen und Logistik AG	16,283	247,675
Hella KGaA Hueck & Co.	35,259	1,397,145
Hugo Boss AG	55,422	3,065,893
Indus Holding AG	10,000	569,654
Jenoptik AG	18,013	329,354
K+S AG Registered Shares(a)	123,467	2,342,831
KION Group AG	19,475	1,261,072
Krones AG	7,479	727,864
KUKA AG	3,125	306,833
LANXESS AG	12,795	795,160
LEG Immobilien AG*	22,058	2,111,756
MTU Aero Engines AG	12,741	1,289,366
NORMA Group SE	11,645	599,369
Pfeiffer Vacuum Technology AG	4,564	433,915
Rheinmetall AG	9,918	690,597
RHOEN-KLINIKUM AG	26,674	811,157
Salzgitter AG	7,894	258,731
Sixt SE	10,668	601,233
Software AG	19,939	845,097
STADA Arzneimittel AG	14,612	812,181
Stroeer SE & Co KGaA(a)	9,452	410,865
Suedzucker AG	46,169	1,283,369
Takkt AG	20,361	456,719
TLG Immobilien AG	31,891	720,187
VTG AG	6,385	181,181
Wacker Neuson SE	14,371	209,467
Wirecard AG(a)	5,772	300,004
Wuestenrot & Wuerttembergische AG	21,152	424,662

Total Germany		37,894,753
Ireland – 1.2%
C&C Group PLC	143,505	595,090
Fyffes PLC	112,101	185,945
Glanbia PLC	26,847	516,673
Irish Continental Group PLC	59,751	293,437
Kingspan Group PLC	20,987	565,573
Origin Enterprises PLC	24,859	157,115

Total Ireland		2,313,833
Italy – 19.3%
A2A SpA	1,269,698	1,793,597
ACEA SpA	48,545	610,469
Anima Holding SpA(b)	130,015	635,582
Ansaldo STS SpA	49,459	578,053
Ascopiave SpA	204,636	618,619
ASTM SpA	20,941	228,510
Autogrill SpA	50,273	425,986
Azimut Holding SpA	37,018	544,971
Banca Generali SpA	81,587	1,566,022
Banca IFIS SpA	23,407	527,937
Investments	Shares	Value

Banca Popolare dell’Emilia Romagna SC	172,650	$642,608
Banca Popolare di Milano SCARL	1,400,452	562,171
Banca Popolare di Sondrio SCARL	239,741	670,858
Banco Popolare SC(a)	249,858	588,537
Biesse SpA	18,385	291,114
Brembo SpA	15,798	942,726
Cairo Communication SpA	50,529	192,613
Cerved Information Solutions SpA	55,947	473,436
Credito Emiliano SpA	121,443	659,460
Credito Valtellinese SC	1,132,040	393,106
Datalogic SpA	14,430	308,112
Davide Campari-Milano SpA	94,751	1,068,006
De’ Longhi SpA	39,981	967,806
DiaSorin SpA	10,205	655,991
ERG SpA	75,227	863,155
FinecoBank Banca Fineco SpA	296,497	1,717,663
Geox SpA	104,592	248,011
Hera SpA	672,394	1,812,016
Immobiliare Grande Distribuzione SIIQ SpA	435,794	328,374
Industria Macchine Automatiche SpA	14,852	986,419
Infrastrutture Wireless Italiane SpA(b)	163,672	805,266
Interpump Group SpA	21,635	368,835
Iren SpA	608,769	1,048,094
Maire Tecnimont SpA	83,396	206,372
MARR SpA	28,842	578,242
Moncler SpA	28,020	478,316
OVS SpA(b)	70,371	406,882
Parmalat SpA	193,094	511,684
Prysmian SpA	62,985	1,650,649
RAI Way SpA(b)	47,214	191,013
Salvatore Ferragamo SpA	34,364	872,773
Saras SpA	1,166,801	1,855,420
Societa Cattolica di Assicurazioni SCRL	92,240	516,223
Societa Iniziative Autostradali e Servizi SpA	78,001	745,089
Tod’s SpA(a)	7,839	413,957
TREVI – Finanziaria Industriale SpA*	151,165	207,932
Unione di Banche Italiane SpA(a)	458,943	1,057,308
Unipol Gruppo Finanziario SpA	523,811	1,337,433
UnipolSai SpA	2,370,608	3,857,602
Zignago Vetro SpA	42,549	244,821

Total Italy		39,255,839
Netherlands – 6.1%
Aalberts Industries N.V.	26,653	909,063
Accell Group	16,034	407,860
Arcadis N.V.	44,517	640,861
ASM International N.V.	18,375	751,860
BE Semiconductor Industries N.V.	22,522	769,431
Beter Bed Holding N.V.	7,578	169,557
Boskalis Westminster	78,592	2,800,239
Brunel International N.V.	52,194	913,561
Corbion N.V.	24,480	659,567
Euronext N.V.(b)	31,917	1,362,458
Flow Traders(b)	30,860	939,147
IMCD Group N.V.	8,302	364,748

See Notes to Financial Statements.

46	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2016

Investments	Shares	Value

Refresco Group N.V.(b)	24,822	$412,846
SBM Offshore N.V.(a)	44,740	635,776
TKH Group N.V. CVA	17,165	671,004

Total Netherlands		12,407,978
Portugal – 2.7%
Altri, SGPS, S.A.	203,542	711,841
CTT-Correios de Portugal S.A.	89,928	605,861
Mota-Engil, SGPS, S.A.	130,799	251,209
Navigator Co. S.A. (The)	510,479	1,468,611
NOS, SGPS S.A.	177,465	1,207,979
Pharol, SGPS, S.A.(a)	1,880,450	507,180
REN – Redes Energeticas Nacionais, SGPS, S.A.	177,510	519,261
Semapa-Sociedade de Investimento e Gestao	15,979	204,443

Total Portugal		5,476,385
Spain – 11.5%
Acciona S.A.	20,726	1,566,845
Acerinox S.A.	151,261	2,001,598
Almirall S.A.	31,242	480,653
Applus Services S.A.	41,658	423,631
Atresmedia Corp. de Medios de Comunicacion S.A.	92,856	1,018,471
Bolsas y Mercados Espanoles SHMSF S.A.(a)	80,026	2,378,284
Cia de Distribucion Integral Logista Holdings S.A.	64,495	1,439,443
Cie Automotive S.A.	26,376	519,316
Distribuidora Internacional de Alimentacion S.A.	208,803	1,293,172
Ebro Foods S.A.	70,323	1,635,900
Ence Energia y Celulosa S.A.	119,015	259,473
Faes Farma S.A.	117,202	452,429
Grupo Catalana Occidente S.A.	38,116	1,132,979
Mediaset Espana Comunicacion S.A.	195,979	2,323,545
Obrascon Huarte Lain S.A.(a)	49,997	200,642
Papeles y Cartones de Europa S.A.	46,787	251,855
Prosegur Cia de Seguridad S.A.	157,492	1,100,875
Sacyr S.A.*	305,432	644,613
Saeta Yield S.A.	71,549	711,600
Tecnicas Reunidas S.A.	37,239	1,451,958
Viscofan S.A.	11,845	641,078
Zardoya Otis S.A.	155,250	1,493,466

Total Spain		23,421,826
TOTAL COMMON STOCKS (Cost: $200,661,100)		203,477,370
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.1%
United States – 5.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $10,413,600)(d)	10,413,600	10,413,600
TOTAL INVESTMENTS IN SECURITIES – 105.4% (Cost: $211,074,700)		213,890,970
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.4)%		(10,880,122)

NET ASSETS – 100.0%		$203,010,848
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $9,976,342 and the total market value of the collateral held by the Fund was $10,518,339. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $104,739.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	EUR	39,088,680	USD	43,595,917	$(331,944)
10/4/2016	EUR	29,780,838	USD	33,215,938	(251,769)
10/4/2016	EUR	39,089,030	USD	43,595,917	(332,338)
10/4/2016	EUR	39,088,084	USD	43,595,917	(331,274)
10/4/2016	EUR	39,090,712	USD	43,595,917	(334,228)
10/4/2016	EUR	23,142	USD	26,000	(7)
10/4/2016	USD	4,884,697	EUR	4,358,515	13,403
10/4/2016	USD	830,000	EUR	736,254	(2,598)
10/4/2016	USD	42,395,830	EUR	37,724,684	(828)
10/4/2016	USD	32,301,589	EUR	28,742,595	(659)
10/4/2016	USD	42,395,830	EUR	37,724,416	(1,130)
10/4/2016	USD	42,395,830	EUR	37,723,543	(2,110)
10/4/2016	USD	42,395,830	EUR	37,726,430	1,134
11/2/2016	EUR	28,799,314	USD	32,407,235	(2,408)
11/2/2016	EUR	37,796,612	USD	42,534,493	(363)
11/2/2016	EUR	37,798,459	USD	42,534,493	(2,442)
11/2/2016	EUR	37,797,116	USD	42,534,493	(930)
11/2/2016	EUR	37,800,005	USD	42,534,493	(4,181)
					$(1,584,672)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	47

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.7%
Belgium – 0.8%
bpost S.A.	2,577	$69,751
Ion Beam Applications	329	16,712
Melexis N.V.	369	26,494
Warehouses De Pauw CVA	244	24,223

Total Belgium		137,180
Denmark – 2.9%
Novo Nordisk A/S Class B	9,183	381,681
Novozymes A/S Class B	798	35,107
Pandora A/S	332	40,135
Royal Unibrew A/S	379	18,704

Total Denmark		475,627
Finland – 2.8%
Elisa Oyj	1,915	70,653
Huhtamaki Oyj	684	31,869
Kesko Oyj Class B	1,080	49,762
Kone Oyj Class B	3,967	201,373
Orion Oyj Class B	1,020	40,223
Wartsila Oyj Abp	1,771	79,749

Total Finland		473,629
France – 9.6%
Airbus Group SE	4,971	300,772
Arkema S.A.	541	50,097
Atos SE	330	35,572
BioMerieux	115	17,150
Bureau Veritas S.A.	3,077	66,029
Capgemini S.A.	701	68,679
Cie Generale des Etablissements Michelin	910	100,691
Dassault Systemes	478	41,486
Essilor International S.A.	552	71,215
Eurazeo S.A.	688	39,927
Gaztransport Et Technigaz S.A.(a)	745	21,529
Hermes International	203	82,641
Ingenico Group S.A.	215	18,790
Ipsen S.A.	304	21,349
LVMH Moet Hennessy Louis Vuitton SE	2,213	377,522
Plastic Omnium S.A.	501	16,620
Rubis SCA	332	30,445
Sartorius Stedim Biotech	211	15,847
SEB S.A.	129	18,208
Sopra Steria Group	118	13,851
Thales S.A.	1,017	93,707
Valeo S.A.	1,013	59,118
Zodiac Aerospace	1,224	29,815

Total France		1,591,060
Germany – 18.2%
adidas AG	543	94,280
Bayer AG Registered Shares	5,869	589,843
Continental AG	755	158,791
Covestro AG(b)	908	53,704
CTS Eventim AG & Co. KGaA	473	16,845
Investments	Shares	Value

Deutsche Post AG Registered Shares	9,937	$310,672
Deutsche Telekom AG Registered Shares	42,859	718,621
Fielmann AG	476	38,809
Fuchs Petrolub SE	531	21,688
GEA Group AG	962	53,417
Hella KGaA Hueck & Co.	617	24,449
Henkel AG & Co. KGaA	1,009	117,474
Infineon Technologies AG	4,615	82,359
KION Group AG	441	28,556
Leoni AG	361	13,153
MTU Aero Engines AG	308	31,169
OSRAM Licht AG	480	28,190
ProSiebenSat.1 Media SE	1,799	77,068
SAP SE	5,132	466,693
Sixt SE	268	15,104
Symrise AG	534	39,145
United Internet AG Registered Shares	1,005	44,482

Total Germany		3,024,512
Ireland – 0.4%
Greencore Group PLC	2,863	12,477
Kerry Group PLC Class A	267	22,252
Kingspan Group PLC	613	16,520
Paddy Power Betfair PLC	196	22,181

Total Ireland		73,430
Italy – 1.7%
Anima Holding SpA(b)	5,348	26,144
Banca Generali SpA	1,890	36,278
Brembo SpA	267	15,933
De’ Longhi SpA	620	15,008
DiaSorin SpA	267	17,163
Industria Macchine Automatiche SpA	373	24,773
Luxottica Group SpA	1,648	78,748
Prysmian SpA	1,445	37,869
RAI Way SpA(b)	2,406	9,734
Salvatore Ferragamo SpA	913	23,188

Total Italy		284,838
Netherlands – 3.7%
Aalberts Industries N.V.	468	15,962
ASML Holding N.V.	1,380	151,502
Boskalis Westminster	1,666	59,360
Euronext N.V.(b)	641	27,363
Flow Traders(b)	628	19,112
Gemalto N.V.	213	13,663
GrandVision N.V.(b)	544	15,131
Heineken Holding N.V.	1,219	97,784
Koninklijke Ahold Delhaize N.V.	4,800	109,449
Koninklijke Vopak N.V.	736	38,643
TKH Group N.V. CVA	347	13,565
Wolters Kluwer N.V.	1,418	60,706

Total Netherlands		622,240
Norway – 0.9%
AF Gruppen ASA	832	16,448

See Notes to Financial Statements.

48	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2016

Investments	Shares	Value

Entra ASA(b)	1,869	$20,930
Kongsberg Gruppen ASA	1,232	19,114
Leroy Seafood Group ASA	407	20,568
Salmar ASA	1,237	37,765
Veidekke ASA	1,759	27,071

Total Norway		141,896
Portugal – 0.5%
CTT-Correios de Portugal S.A.	2,562	17,261
Jeronimo Martins, SGPS, S.A.	3,644	63,208

Total Portugal		80,469
Spain – 4.9%
Almirall S.A.	867	13,339
Amadeus IT Group S.A.	2,110	105,448
Atresmedia Corp. de Medios de Comunicacion S.A.	1,871	20,522
Distribuidora Internacional de Alimentacion S.A.	6,131	37,971
Grifols S.A.	1,774	38,238
Industria de Diseno Textil S.A.	10,854	402,525
Mediaset Espana Comunicacion S.A.	3,178	37,679
Prosegur Cia de Seguridad S.A.	3,053	21,340
Red Electrica Corp. S.A.	4,706	101,567
Viscofan S.A.	205	11,095
Zardoya Otis S.A.	2,918	28,070

Total Spain		817,794
Sweden – 8.8%
AAK AB	164	12,127
Assa Abloy AB Class B	4,978	101,275
Atlas Copco AB Class A	6,188	186,563
Atlas Copco AB Class B	3,703	101,312
Axfood AB	1,737	30,696
Betsson AB*	1,036	11,464
BillerudKorsnas AB	1,744	30,901
Boliden AB	1,766	41,556
Castellum AB	1,445	21,673
Getinge AB Class B	1,006	19,527
Hennes & Mauritz AB Class B	10,377	293,115
Hexagon AB Class B	1,308	57,191
Hexpol AB	2,107	18,912
Husqvarna AB Class B	2,268	19,815
Indutrade AB	910	19,544
Intrum Justitia AB	651	21,025
Investment AB Latour Class B	817	33,472
JM AB	541	14,801
Loomis AB Class B	655	20,260
NCC AB Class B	790	20,729
Nibe Industrier AB Class B	2,079	18,527
Sandvik AB	9,713	106,966
Securitas AB Class B	2,812	47,198
Sweco AB Class B	1,030	21,255
Telia Co. AB	42,087	188,737

Total Sweden		1,458,641
Switzerland – 15.7%
ABB Ltd. Registered Shares*	4,446	100,028
Investments	Shares	Value

Actelion Ltd. Registered Shares*	274	$47,541
Cie Financiere Richemont S.A. Registered Shares	2,792	170,504
EMS-Chemie Holding AG Registered Shares	141	75,853
Galenica AG Registered Shares	25	26,589
GAM Holding AG*	2,726	26,096
Geberit AG Registered Shares	219	96,103
Kuehne + Nagel International AG Registered Shares	1,014	147,487
Partners Group Holding AG	186	94,017
Roche Holding AG Bearer Shares	1,334	331,229
Roche Holding AG Genusschein	3,465	861,425
Schindler Holding AG Participation Certificate	165	31,012
Schindler Holding AG Registered Shares	286	54,167
SGS S.A. Registered Shares	62	139,107
Sonova Holding AG Registered Shares	279	39,573
Straumann Holding AG Registered Shares	74	28,988
Swatch Group AG (The) Bearer Shares(a)	135	38,255
Swatch Group AG (The) Registered Shares	641	35,707
Syngenta AG Registered Shares	623	273,133

Total Switzerland		2,616,814
United Kingdom – 28.8%
Ashtead Group PLC	2,327	38,419
Babcock International Group PLC	3,248	43,668
Barratt Developments PLC	7,879	50,591
Bellway PLC	692	21,295
Berendsen PLC	1,394	22,526
Berkeley Group Holdings PLC	1,343	45,010
Big Yellow Group PLC	1,691	17,134
Booker Group PLC	11,660	26,961
British American Tobacco PLC	13,012	833,298
Britvic PLC	2,547	19,951
Burberry Group PLC	2,549	45,661
Carnival PLC	830	40,625
Compass Group PLC	6,398	124,249
Crest Nicholson Holdings PLC	1,835	10,758
Croda International PLC	691	31,273
Diageo PLC	18,929	543,535
easyJet PLC	2,582	33,775
esure Group PLC	5,130	20,232
Fresnillo PLC	669	15,764
Halma PLC	2,061	28,084
Hammerson PLC	8,208	62,587
Hargreaves Lansdown PLC	3,478	57,513
Hikma Pharmaceuticals PLC	556	14,575
Howden Joinery Group PLC	4,019	22,569
IG Group Holdings PLC	2,773	31,375
Inmarsat PLC	5,238	47,969
International Consolidated Airlines Group S.A.	16,187	83,969
Jardine Lloyd Thompson Group PLC	2,092	27,501
Johnson Matthey PLC	1,144	48,951
Jupiter Fund Management PLC	5,477	30,266
Kingfisher PLC	9,023	44,176
Merlin Entertainments PLC(b)	4,113	23,487
Micro Focus International PLC	1,107	31,607
Mondi PLC	2,510	52,918

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	49

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2016

Investments	Shares	Value

Moneysupermarket.com Group PLC	4,192	$16,342
Next PLC	1,574	97,651
Persimmon PLC	2,677	63,115
Reckitt Benckiser Group PLC	3,350	316,147
RELX N.V.	5,223	93,884
RELX PLC	5,533	105,151
Rightmove PLC	439	24,076
Rotork PLC	6,576	18,041
Sage Group PLC (The)	6,285	60,252
Savills PLC	1,573	14,630
Segro PLC	6,417	37,827
Sky PLC	10,964	127,326
Smith & Nephew PLC	4,156	67,159
Smiths Group PLC	3,548	67,474
Spirax-Sarco Engineering PLC	529	30,888
Unilever N.V. CVA	13,012	600,635
Unilever PLC	8,205	389,507
Unite Group PLC (The)	1,387	11,432
Victrex PLC	871	17,741
Whitbread PLC	740	37,643

Total United Kingdom		4,789,193
TOTAL COMMON STOCKS (Cost: $16,619,250)		16,587,323
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $21,457)(d)	21,457	21,457
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $16,640,707)		16,608,780
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		31,278

NET ASSETS – 100.0%		$16,640,058

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $56,703 and the total market value of the collateral held by the Fund was $59,900. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,443.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/3/2016	EUR	1,300	USD	1,462	$1
10/3/2016	GBP	2,800	USD	3,636	(1)
10/4/2016	EUR	300	USD	337	—
10/4/2016	GBP	200	USD	259	(1)
					$(1)

CURRENCY LEGEND

EUR – Euro

GBP – British pound

USD – U.S. dollar

See Notes to Financial Statements.

50	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.6%
Austria – 1.6%
ams AG	119,457	$3,881,675
Austria Technologie & Systemtechnik AG(a)	101,924	1,253,092
RHI AG	120,848	3,213,241
S IMMO AG*	112,456	1,184,162
Wienerberger AG	111,605	1,895,749
Zumtobel Group AG	71,287	1,377,131

Total Austria		12,805,050
Belgium – 3.1%
Econocom Group S.A./N.V.	122,240	1,836,681
Euronav N.V.	1,427,711	10,929,593
Exmar N.V.	126,427	995,971
Ion Beam Applications	80,794	4,103,993
Recticel S.A.	179,769	1,276,794
Rezidor Hotel Group AB	284,622	1,239,163
Warehouses De Pauw CVA	37,291	3,702,120

Total Belgium		24,084,315
Denmark – 2.7%
Alm Brand A/S	327,954	2,499,517
FLSmidth & Co. A/S(a)	64,642	2,431,166
Matas A/S	153,219	2,867,386
NKT Holding A/S	23,444	1,512,231
Per Aarsleff Holding A/S	43,456	1,042,795
Rockwool International A/S Class B	7,956	1,431,274
Schouw & Co. AB	51,730	3,376,607
SimCorp A/S	50,652	2,943,128
Spar Nord Bank A/S	315,057	3,043,133

Total Denmark		21,147,237
Finland – 7.0%
Caverion Corp.(a)	383,048	2,948,715
Cramo Oyj	104,860	2,710,359
F-Secure Oyj	309,119	1,170,697
HKScan Oyj Class A	187,923	694,808
Kemira Oyj	495,980	6,716,457
Konecranes Oyj	198,159	7,023,677
Metsa Board Oyj(a)	869,736	5,150,947
PKC Group Oyj(a)	75,217	1,453,897
Raisio Oyj Class V	235,129	1,035,813
Ramirent Oyj	451,180	3,640,519
Sanoma Oyj	230,010	2,191,955
Technopolis Oyj(a)	149,940	549,318
Tieto Oyj	245,254	7,744,823
Tikkurila Oyj	66,510	1,431,347
Uponor Oyj	153,937	2,850,948
Valmet Oyj	330,539	4,973,846
YIT Oyj	301,982	2,433,264

Total Finland		54,721,390
France – 4.1%
Albioma S.A.	54,759	947,072
Alten S.A.	46,639	3,262,180
Chargeurs S.A.	99,698	1,578,652
Investments	Shares	Value

Derichebourg S.A.	278,864	$888,140
Gaztransport Et Technigaz S.A.(a)	171,967	4,969,591
IPSOS	98,542	3,219,256
Jacquet Metal Service	54,033	971,557
Neopost S.A.	320,313	8,650,025
Oeneo S.A.	100,388	946,527
Rallye S.A.(a)	230,540	3,782,581
Tarkett S.A.	57,345	2,318,062

Total France		31,533,643
Germany – 7.6%
alstria office REIT-AG*	453,170	6,223,310
AURELIUS Equity Opportunities SE & Co. KGaA	106,559	6,727,612
BayWa AG(a)	57,033	1,854,230
Bertrandt AG	18,723	2,041,179
CANCOM SE	14,708	768,178
Capital Stage AG(a)	145,714	1,082,082
CHORUS Clean Energy AG*	64,872	659,710
Elmos Semiconductor AG	62,885	942,387
ElringKlinger AG(a)	134,780	2,391,645
Gerry Weber International AG(a)	132,325	1,690,053
GFT Technologies SE	36,494	751,339
Grammer AG	17,018	1,031,402
Hamburger Hafen und Logistik AG	101,287	1,540,639
Indus Holding AG	44,448	2,531,999
Jenoptik AG	74,195	1,356,598
Leoni AG(a)	86,605	3,155,332
MLP AG	341,953	1,442,228
NORMA Group SE	45,796	2,357,122
Pfeiffer Vacuum Technology AG	26,736	2,541,885
RIB Software AG(a)	88,325	1,087,886
Salzgitter AG	44,125	1,446,225
SHW AG	23,298	858,648
Sixt SE(a)	62,131	3,501,615
SMA Solar Technology AG(a)	9,503	303,190
Takkt AG	52,270	1,172,471
TLG Immobilien AG	188,566	4,258,341
VERBIO Vereinigte BioEnergie AG	109,673	696,119
VTG AG	27,748	787,376
Wacker Neuson SE	168,547	2,456,688
Zeal Network SE	32,035	1,132,769

Total Germany		58,790,258
Ireland – 1.8%
C&C Group PLC	845,697	3,506,955
Fyffes PLC	464,230	770,032
Greencore Group PLC	644,855	2,810,371
Irish Continental Group PLC	252,741	1,241,213
Origin Enterprises PLC	358,345	2,264,830
Total Produce PLC	499,999	924,886
UDG Healthcare PLC	311,095	2,590,360

Total Ireland		14,108,647
Italy – 10.8%
Amplifon SpA	110,826	1,138,353
Anima Holding SpA(b)	1,182,112	5,778,790

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2016

Investments	Shares	Value

Ascopiave SpA	458,916	$1,387,313
Astaldi SpA(a)	358,949	1,354,573
ASTM SpA	163,585	1,785,056
Banca IFIS SpA	147,973	3,337,482
Banca Popolare di Sondrio SCARL	965,103	2,700,611
Banco Popolare SC(a)	1,500,760	3,535,018
Brunello Cucinelli SpA(a)	55,924	1,087,260
Cairo Communication SpA(a)	263,294	1,003,658
Cerved Information Solutions SpA	380,370	3,218,773
Cofide SpA	1,191,988	450,761
Credito Valtellinese SC(a)	5,677,160	1,971,418
Datalogic SpA	84,365	1,801,378
ERG SpA	541,016	6,207,617
Esprinet SpA	127,021	706,308
Falck Renewables SpA(a)	1,301,499	1,149,623
Geox SpA(a)	492,315	1,167,386
Immobiliare Grande Distribuzione SIIQ SpA	2,829,317	2,131,913
Interpump Group SpA	102,070	1,740,094
Iren SpA	3,148,757	5,421,094
Italmobiliare SpA	2,852	144,036
La Doria SpA	64,298	624,310
Maire Tecnimont SpA	449,064	1,111,257
MARR SpA	93,257	1,869,672
Moleskine SpA	365,968	993,640
OVS SpA(b)	468,841	2,710,816
Piaggio & C. SpA(a)	948,282	1,773,291
RAI Way SpA(b)	190,926	772,426
SAES Getters SpA	43,508	626,825
Salini Impregilo SpA(a)	484,706	1,396,643
Saras SpA	7,905,176	12,570,630
Societa Cattolica di Assicurazioni SCRL(a)	828,595	4,637,252
Tod’s SpA(a)	97,083	5,126,697
TREVI – Finanziaria Industriale SpA*(a)	723,232	994,828

Total Italy		84,426,802
Netherlands – 4.8%
Accell Group	47,698	1,213,304
Arcadis N.V.	254,131	3,658,439
BE Semiconductor Industries N.V.	145,407	4,967,615
Beter Bed Holding N.V.	66,429	1,486,340
BinckBank N.V.	413,812	2,361,018
Brunel International N.V.	235,604	4,123,821
Corbion N.V.	172,420	4,645,530
Flow Traders(b)	168,634	5,131,955
IMCD Group N.V.	44,997	1,976,942
Koninklijke BAM Groep N.V.	137,180	636,230
Refresco Group N.V.(b)	139,559	2,321,179
TKH Group N.V. CVA	98,389	3,846,162
Wessanen	76,865	987,334

Total Netherlands		37,355,869
Norway – 4.3%
ABG Sundal Collier Holding ASA	2,329,744	1,483,728
Austevoll Seafood ASA	621,305	5,227,877
Borregaard ASA	202,597	1,818,793
Entra ASA(b)	262,085	2,934,901
Investments	Shares	Value

Grieg Seafood ASA	104,595	$834,294
Norway Royal Salmon ASA	49,069	865,674
Protector Forsikring ASA	199,717	1,899,139
Selvaag Bolig ASA	273,596	1,382,991
SpareBank 1 Nord Norge	183,771	951,931
SpareBank 1 SMN	361,892	2,524,365
SpareBank 1 SR-Bank ASA	195,560	1,115,766
TGS Nopec Geophysical Co. ASA	180,858	3,258,580
Tomra Systems ASA	216,016	2,506,848
Veidekke ASA	215,920	3,322,968
XXL ASA(b)	247,137	3,385,947

Total Norway		33,513,802
Portugal – 2.4%
Altri, SGPS, S.A.(a)	1,212,526	4,240,526
CTT-Correios de Portugal S.A.	661,835	4,458,902
Mota-Engil, SGPS, S.A.	600,905	1,154,083
Pharol, SGPS, S.A.(a)	9,025,372	2,434,251
REN – Redes Energeticas Nacionais, SGPS, S.A.	1,676,868	4,905,261
Semapa-Sociedade de Investimento e Gestao	105,274	1,346,924

Total Portugal		18,539,947
Spain – 3.6%
Applus Services S.A.	162,697	1,654,509
Duro Felguera S.A.*(a)	788,675	1,054,712
Ence Energia y Celulosa S.A.	1,187,179	2,588,255
Faes Farma S.A.	633,341	2,444,857
Laboratorios Farmaceuticos Rovi S.A.	62,832	914,407
Obrascon Huarte Lain S.A.(a)	583,864	2,343,099
Papeles y Cartones de Europa S.A.	190,086	1,023,233
Pescanova S.A.*†	3,781	0
Sacyr S.A.*	1,335,893	2,819,398
Saeta Yield S.A.	418,640	4,163,639
Tecnicas Reunidas S.A.(a)	225,382	8,787,699

Total Spain		27,793,808
Sweden – 15.4%
Acando AB	506,723	1,307,115
AF AB Class B	110,567	2,155,227
Alimak Group AB(a)(b)	96,406	993,047
Attendo AB(b)	102,621	994,181
Avanza Bank Holding AB(a)	72,607	2,872,957
B&B Tools AB Class B	61,905	1,383,711
Betsson AB*	422,749	4,677,802
Bilia AB Class A	157,828	3,896,237
Bravida Holding AB(b)	255,254	1,698,237
Bufab AB	112,957	896,547
Bulten AB(a)	81,520	927,726
Byggmax Group AB	197,165	1,490,118
Clas Ohlson AB Class B	145,907	2,273,570
Cloetta AB Class B	406,575	1,475,883
Com Hem Holding AB	295,319	2,733,478
Coor Service Management Holding AB(b)	317,682	2,169,199
Duni AB	134,128	2,043,059
Dustin Group AB(b)	193,462	1,388,742
Eltel AB(b)	109,940	1,100,375

See Notes to Financial Statements.

52	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2016

Investments	Shares	Value

Evolution Gaming Group AB(a)(b)	32,139	$1,048,492
Granges AB	199,786	2,040,441
Gunnebo AB	196,421	907,892
Hemfosa Fastigheter AB	379,849	4,123,300
HIQ International AB*	290,104	2,065,544
Holmen AB Class B	183,371	6,540,862
IAR Systems Group AB	45,065	999,411
Inwido AB	111,918	1,515,336
ITAB Shop Concept AB Class B	86,528	797,875
KNOW IT AB	117,308	1,095,389
Kungsleden AB	494,920	3,624,930
Lagercrantz Group AB Class B	68,637	676,965
Lindab International AB	120,659	1,186,535
Loomis AB Class B	167,717	5,187,689
Mekonomen AB	109,258	2,129,711
Modern Times Group MTG AB Class B(a)	239,135	6,132,311
MQ Holding AB	230,098	910,465
Mycronic AB	486,949	6,081,605
Nobia AB	396,449	3,769,028
Nobina AB(b)	360,092	2,290,662
Nolato AB Class B	52,916	1,624,403
Nordax Group AB(b)	115,347	647,593
Nordnet AB Class B(a)	633,884	2,086,459
NP3 Fastigheter AB	100,832	582,579
Peab AB	702,836	6,070,671
Platzer Fastigheter Holding AB Class B	137,906	913,482
Ratos AB Class B	1,428,944	6,794,964
Recipharm AB publ Class B(a)	44,610	728,973
Rottneros AB	1,001,764	771,721
Scandi Standard AB	167,662	1,247,572
SkiStar AB	50,187	811,320
Sweco AB Class B	115,394	2,381,313
Thule Group AB(b)	145,840	2,493,821
Wihlborgs Fastigheter AB	163,938	3,492,154

Total Sweden		120,248,679
Switzerland – 4.2%
Ascom Holding AG Registered Shares	94,497	1,705,898
Cembra Money Bank AG*	103,894	8,166,621
EFG International AG*(a)	670,538	3,299,429
GAM Holding AG*	664,560	6,361,788
Gategroup Holding AG*	14,705	800,326
Implenia AG Registered Shares	38,130	2,702,219
Kudelski S.A. Bearer Shares*	78,699	1,469,416
Mobilezone Holding AG Registered Shares	101,427	1,490,958
Tecan Group AG Registered Shares	11,826	2,078,760
u-blox Holding AG*	5,172	1,119,871
Valiant Holding AG Registered Shares	33,548	3,092,133

Total Switzerland		32,287,419
United Kingdom – 26.2%
A.G. Barr PLC(a)	166,109	1,106,929
Abcam PLC	127,381	1,389,930
Acacia Mining PLC	169,749	1,097,007
Assura PLC	2,421,214	1,833,626
AVEVA Group PLC	63,349	1,642,515
Investments	Shares	Value

BCA Marketplace PLC	533,070	$1,246,424
BGEO Group PLC	54,813	2,067,708
Big Yellow Group PLC	201,675	2,043,411
Bodycote PLC	366,987	2,805,474
Bovis Homes Group PLC	247,128	2,808,918
Brewin Dolphin Holdings PLC	651,258	2,231,706
Card Factory PLC	640,625	2,556,432
Carillion PLC(a)	1,249,630	4,024,084
Chesnara PLC	351,031	1,507,044
Cineworld Group PLC	369,734	2,785,650
Clarkson PLC(a)	37,850	1,030,543
Computacenter PLC	154,954	1,429,125
Concentric AB	118,988	1,604,117
Connect Group PLC	448,425	881,037
Consort Medical PLC(a)	75,227	1,058,306
Costain Group PLC	189,095	883,056
Countrywide PLC	453,804	1,275,659
Cranswick PLC	40,614	1,233,472
Crest Nicholson Holdings PLC	390,939	2,291,836
Dairy Crest Group PLC	236,643	1,991,947
De La Rue PLC	204,673	1,581,928
Debenhams PLC	2,908,298	2,106,167
Dechra Pharmaceuticals PLC	83,774	1,515,896
Devro PLC(a)	296,840	916,752
DFS Furniture PLC	429,780	1,413,017
Dignity PLC	16,862	613,962
Diploma PLC	135,747	1,549,988
Drax Group PLC	365,384	1,449,532
E2V Technologies PLC	347,461	1,082,116
Electrocomponents PLC	755,529	3,331,962
Elementis PLC	1,094,070	3,096,788
EMIS Group PLC	79,254	967,224
esure Group PLC	767,746	3,027,809
FDM Group Holdings PLC	176,692	1,404,680
Fenner PLC	735,207	1,910,068
Fidessa Group PLC	65,788	2,053,570
Foxtons Group PLC(a)	930,187	1,211,334
Galliford Try PLC	188,302	3,243,453
Genus PLC	41,953	1,061,600
Go-Ahead Group PLC	62,273	1,642,929
Greggs PLC	125,276	1,650,118
Halfords Group PLC	398,510	1,814,932
Hastings Group Holdings PLC(b)	403,380	1,210,942
Hill & Smith Holdings PLC	91,410	1,346,530
HomeServe PLC	324,319	2,426,632
Ibstock PLC(b)	437,297	917,399
Indivior PLC	1,368,309	5,447,833
Interserve PLC	462,508	2,210,936
ITE Group PLC	635,958	1,342,428
J D Wetherspoon PLC(a)	85,034	1,038,868
James Fisher & Sons PLC(a)	41,000	867,589
James Halstead PLC	215,487	1,256,130
John Laing Group PLC(b)	458,711	1,623,734
John Menzies PLC	125,773	952,500

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	53

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2016

Investments	Shares	Value

Johnson Service Group PLC	744,789	$1,054,554
JRP Group PLC	707,561	1,231,623
Kcom Group PLC	1,001,107	1,508,508
Keller Group PLC	86,965	991,855
Kier Group PLC(a)	179,148	3,055,525
Ladbrokes PLC	1,131,518	2,057,778
Laird PLC	459,279	1,893,023
Lookers PLC	474,440	705,661
Low & Bonar PLC	897,130	722,531
LSL Property Services PLC	269,514	747,461
Marshalls PLC	278,833	1,033,006
Marston’s PLC	1,287,568	2,451,959
McKay Securities PLC(a)	373,523	984,969
Mears Group PLC(a)	197,932	1,180,152
Melrose Industries PLC	1,746,772	3,959,504
Mitchells & Butlers PLC	475,441	1,697,159
Mitie Group PLC	644,948	1,606,876
Morgan Advanced Materials PLC	535,996	2,016,365
N Brown Group PLC	818,727	2,019,636
NCC Group PLC	185,384	844,293
Northgate PLC	245,561	1,378,010
Novae Group PLC	115,166	1,145,193
Numis Corp. PLC	261,506	743,935
OneSavings Bank PLC	323,044	1,064,612
Pagegroup PLC	979,923	4,279,557
Pan African Resources PLC(a)	2,920,262	806,102
PayPoint PLC	131,442	1,762,069
Pendragon PLC	2,466,119	961,046
Pets at Home Group PLC	549,744	1,679,604
Photo-Me International PLC	741,749	1,493,474
Polypipe Group PLC	202,063	737,043
Premier Farnell PLC	952,018	2,275,475
Rank Group PLC	486,667	1,298,499
Redde PLC	651,570	1,692,779
Restaurant Group PLC (The)	453,505	2,263,923
RPS Group PLC	475,286	1,068,096
RWS Holdings PLC(a)	250,322	812,108
Safestore Holdings PLC	273,031	1,365,469
Savills PLC	237,682	2,210,642
Senior PLC	529,402	1,575,505
Shanks Group PLC	996,653	1,411,171
SIG PLC	914,810	1,382,037
Spire Healthcare Group PLC(b)	199,511	1,022,664
Spirent Communications PLC	1,074,876	1,144,936
St. Ives PLC	410,764	708,331
SThree PLC	224,278	724,701
Stock Spirits Group PLC	267,012	535,014
Synthomer PLC	375,616	1,801,420
Ted Baker PLC	43,238	1,383,934
Telecom Plus PLC	146,388	2,103,147
Trinity Mirror PLC	664,934	788,171
TT electronics PLC	380,042	692,379
Tullett Prebon PLC	636,744	2,759,307
Tyman PLC(a)	277,162	1,006,293
U & I Group PLC	539,815	1,232,393
Investments	Shares	Value

Ultra Electronics Holdings PLC	79,202	$1,824,123
Unite Group PLC (The)	223,211	1,839,740
Vedanta Resources PLC(a)	900,843	6,822,237
Vesuvius PLC	499,061	2,274,167
Victrex PLC	130,923	2,666,681
Wireless Group PLC	56,297	229,628
WS Atkins PLC	121,325	2,504,282
Zoopla Property Group PLC(b)	241,758	1,021,584

Total United Kingdom		204,367,221
TOTAL COMMON STOCKS (Cost: $834,727,404)		775,724,087
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International MidCap Dividend Fund(a)(c) (Cost: $862,244)	15,541	871,384
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.8%
United States – 7.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(d)
(Cost: $60,903,261)(e)	60,903,261	60,903,261
TOTAL INVESTMENTS IN SECURITIES – 107.5% (Cost: $896,492,909)		837,498,732
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.5)%		(58,597,971)

NET ASSETS – 100.0%		$778,900,761

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(e)

At September 30, 2016, the total market value of the Fund’s securities on loan was $58,125,698 and the total market value of the collateral held by the Fund was $61,384,077. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $480,816.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	EUR	30,000	USD	33,690	$(24)
10/4/2016	GBP	20,000	USD	25,938	(42)
					$(66)

CURRENCY LEGEND

EUR – Euro

GBP – British pound

USD – U.S. dollar

See Notes to Financial Statements.

54	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
Germany – 99.8%
Aerospace & Defense – 0.7%
MTU Aero Engines AG	9,761	$987,796
Air Freight & Logistics – 3.3%
Deutsche Post AG Registered Shares	153,687	4,804,888
Airlines – 0.9%
Deutsche Lufthansa AG Registered Shares	113,089	1,258,821
Auto Components – 3.2%
Continental AG	16,651	3,502,025
ElringKlinger AG(a)	6,856	121,658
Hella KGaA Hueck & Co.	24,218	959,643
Leoni AG(a)	4,286	156,154

Total Auto Components		4,739,480
Automobiles – 11.8%
Bayerische Motoren Werke AG	98,153	8,251,868
Daimler AG Registered Shares	129,572	9,131,393
Volkswagen AG	925	134,253

Total Automobiles		17,517,514
Banks – 0.9%
Commerzbank AG	200,264	1,291,375
Capital Markets – 2.0%
AURELIUS Equity Opportunities SE & Co. KGaA	14,003	884,080
Deutsche Boerse AG*	25,808	2,092,569

Total Capital Markets		2,976,649
Chemicals – 14.6%
BASF SE	105,991	9,065,667
Covestro AG(b)	25,055	1,481,893
Evonik Industries AG	89,261	3,018,875
Fuchs Petrolub SE	9,066	370,296
K+S AG Registered Shares(a)	61,055	1,158,541
LANXESS AG	15,947	991,044
Linde AG	20,990	3,568,950
Symrise AG	15,133	1,109,332
Wacker Chemie AG	10,462	881,790

Total Chemicals		21,646,388
Construction & Engineering – 0.8%
Hochtief AG	8,453	1,192,660
Construction Materials – 1.2%
HeidelbergCement AG	18,360	1,735,026
Diversified Telecommunication Services – 5.5%
Deutsche Telekom AG Registered Shares	484,720	8,127,347
Electrical Equipment – 0.7%
OSRAM Licht AG	17,591	1,033,116
Food & Staples Retailing – 1.1%
METRO AG	56,478	1,681,320
Food Products – 0.7%
Suedzucker AG	37,795	1,050,595
Health Care Equipment & Supplies – 0.1%
Carl Zeiss Meditec AG Bearer Shares	3,453	132,053
Investments	Shares	Value

Health Care Providers & Services – 2.3%
Fresenius Medical Care AG & Co. KGaA	18,105	$1,582,136
Fresenius SE & Co. KGaA	23,546	1,878,995

Total Health Care Providers & Services		3,461,131
Health Care Technology – 0.1%
CompuGroup Medical SE	2,107	97,165
Hotels, Restaurants & Leisure – 1.2%
TUI AG	129,390	1,844,507
Household Products – 1.5%
Henkel AG & Co. KGaA	19,509	2,271,349
Industrial Conglomerates – 6.9%
Indus Holding AG	2,534	144,350
Rheinmetall AG	11,702	814,818
Siemens AG Registered Shares	78,577	9,201,364

Total Industrial Conglomerates		10,160,532
Insurance – 12.6%
Allianz SE Registered Shares	54,953	8,157,992
Hannover Rueck SE	25,571	2,739,756
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	33,211	6,195,539
Talanx AG	52,921	1,614,385

Total Insurance		18,707,672
Internet & Catalog Retail – 0.1%
Takkt AG	6,122	137,323
IT Services – 0.2%
Bechtle AG	1,168	135,198
Wirecard AG(a)	1,642	85,344

Total IT Services		220,542
Life Sciences Tools & Services – 0.1%
Gerresheimer AG	1,390	118,140
Machinery – 4.5%
DMG MORI AG	16,005	779,531
Duerr AG	11,057	928,460
GEA Group AG	24,176	1,342,420
KION Group AG	15,226	985,935
Krones AG	1,632	158,828
KUKA AG	755	74,131
MAN SE	20,934	2,207,645
NORMA Group SE	2,664	137,116
Wacker Neuson SE	5,847	85,224

Total Machinery		6,699,290
Media – 1.0%
Axel Springer SE	24,341	1,246,814
CTS Eventim AG & Co. KGaA	5,719	203,672

Total Media		1,450,486
Metals & Mining – 1.3%
Aurubis AG	16,005	897,073
Salzgitter AG	1,938	63,519
ThyssenKrupp AG	42,914	1,023,372

Total Metals & Mining		1,983,964

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	55

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2016

Investments	Shares	Value

Multi-Utilities – 2.2%
E.ON SE	462,923	$3,284,751
Personal Products – 0.9%
Beiersdorf AG	13,729	1,295,235
Pharmaceuticals – 6.3%
Bayer AG Registered Shares	79,384	7,978,206
Merck KGaA	10,853	1,169,776
STADA Arzneimittel AG	3,432	190,762

Total Pharmaceuticals		9,338,744
Road & Rail – 0.1%
Sixt SE	3,409	192,126
Semiconductors & Semiconductor Equipment – 1.2%
Infineon Technologies AG	96,175	1,716,334
SMA Solar Technology AG(a)	400	12,762

Total Semiconductors & Semiconductor Equipment		1,729,096
Software – 4.8%
Nemetschek SE	1,187	72,767
SAP SE	75,857	6,898,276
Software AG	4,729	200,435

Total Software		7,171,478
Specialty Retail – 0.8%
Fielmann AG	14,726	1,200,636
Textiles, Apparel & Luxury Goods – 2.6%
adidas AG	13,729	2,383,726
Hugo Boss AG	25,565	1,414,232

Total Textiles, Apparel & Luxury Goods		3,797,958
Thrifts & Mortgage Finance – 0.6%
Aareal Bank AG	25,726	849,691
Trading Companies & Distributors – 0.9%
BayWa AG(a)	3,328	108,199
Brenntag AG	22,856	1,248,447

Total Trading Companies & Distributors		1,356,646
Transportation Infrastructure – 0.1%
Hamburger Hafen und Logistik AG	5,389	81,970
TOTAL COMMON STOCKS (Cost: $161,861,075)		147,625,460
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $1,640,345)(d)	1,640,345	1,640,345
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $163,501,420)		149,265,805
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.9)%		(1,307,022)

NET ASSETS – 100.0%		$147,958,783

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)	At September 30, 2016, the total market value of the Fund’s securities on loan was $1,560,425 and the total market value of the collateral held by the Fund was $1,640,345.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	EUR	22,024,458	USD	24,564,891	$(186,196)
10/4/2016	EUR	28,908,343	USD	32,241,417	(245,781)
10/4/2016	EUR	28,907,643	USD	32,241,417	(244,994)
10/4/2016	EUR	28,908,084	USD	32,241,417	(245,489)
10/4/2016	EUR	28,909,587	USD	32,241,417	(247,179)
10/4/2016	USD	3,970,618	EUR	3,526,927	(7,057)
10/4/2016	USD	565,000	EUR	501,185	(1,769)
10/4/2016	USD	23,839,193	EUR	21,212,587	(487)
10/4/2016	USD	31,288,937	EUR	27,841,542	(611)
10/4/2016	USD	31,288,937	EUR	27,841,343	(833)
10/4/2016	USD	31,288,937	EUR	27,840,699	(1,557)
10/4/2016	USD	31,288,937	EUR	27,842,830	837
11/2/2016	EUR	27,390,061	USD	30,821,954	(1,770)
11/2/2016	EUR	27,388,723	USD	30,821,954	(263)
11/2/2016	EUR	20,868,975	USD	23,483,398	(1,745)
11/2/2016	EUR	27,389,088	USD	30,821,954	(674)
11/2/2016	EUR	27,391,181	USD	30,821,954	(3,030)
					$(1,188,598)

CURRENCY LEGEND

EUR – Euro

USD – U.S. dollar

See Notes to Financial Statements.

56	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 98.8%
Australia – 4.1%
Amcor Ltd.	497	$5,762
AMP Ltd.	1,294	5,228
Australia & New Zealand Banking Group Ltd.	900	19,030
BHP Billiton Ltd.	1,216	20,826
Commonwealth Bank of Australia	476	26,372
CSL Ltd.	65	5,322
Incitec Pivot Ltd.	779	1,681
Macquarie Group Ltd.	103	6,459
National Australia Bank Ltd.	846	18,043
QBE Insurance Group Ltd.	333	2,367
Rio Tinto Ltd.	163	6,438
Telstra Corp., Ltd.	3,304	13,097
Wesfarmers Ltd.	408	13,769
Westpac Banking Corp.	988	22,312
Woodside Petroleum Ltd.	505	11,060
Woolworths Ltd.	415	7,390

Total Australia		185,156
Austria – 0.2%
Andritz AG	54	2,941
OMV AG	133	3,829

Total Austria		6,770
Belgium – 1.1%
Anheuser-Busch InBev N.V.	330	43,241
Colruyt S.A.	37	2,052
Solvay S.A.	44	5,091

Total Belgium		50,384
Brazil – 0.7%
Ambev S.A.	1,789	10,914
Banco do Brasil S.A.	999	7,011
BB Seguridade Participacoes S.A.	650	5,978
Vale S.A.	1,366	7,488

Total Brazil		31,391
Canada – 6.7%
Agrium, Inc.	57	5,155
Alimentation Couche-Tard, Inc. Class B	19	919
Bank of Montreal	203	13,279
Bank of Nova Scotia (The)	387	20,471
Barrick Gold Corp.	245	4,331
BCE, Inc.	352	16,228
Brookfield Asset Management, Inc. Class A	105	3,686
Canadian Imperial Bank of Commerce	143	11,069
Canadian National Railway Co.	105	6,852
Canadian Natural Resources Ltd.	368	11,744
Canadian Tire Corp. Ltd. Class A	26	2,599
Cenovus Energy, Inc.	380	5,444
Crescent Point Energy Corp.	639	8,411
Empire Co., Ltd.	28	417
Enbridge, Inc.	216	9,477
Encana Corp.	672	7,010
Gildan Activewear, Inc.	79	2,202
Investments	Shares	Value

Goldcorp, Inc.	539	$8,879
Great-West Lifeco, Inc.	372	9,140
Imperial Oil Ltd.	125	3,903
Intact Financial Corp.	36	2,598
Inter Pipeline Ltd.	225	4,742
Magna International, Inc.	82	3,514
Manulife Financial Corp.	555	7,817
Metro, Inc.	30	983
Onex Corp.	15	964
Pembina Pipeline Corp.	235	7,149
Potash Corp. of Saskatchewan, Inc.	479	7,781
Power Financial Corp.	207	4,788
Rogers Communications, Inc. Class B	179	7,581
Royal Bank of Canada	418	25,845
Shaw Communications, Inc. Class B	202	4,127
Sun Life Financial, Inc.	162	5,262
Suncor Energy, Inc.	407	11,279
TELUS Corp.	175	5,764
Thomson Reuters Corp.	237	9,783
Toronto-Dominion Bank (The)	588	26,057
TransCanada Corp.	283	13,417

Total Canada		300,667
Chile – 0.1%
Empresa Nacional de Electricidad S.A.	738	488
Empresas CMPC S.A.	338	672
Empresas COPEC S.A.	291	2,716
Enersis Americas S.A.	10,373	1,693
S.A.C.I. Falabella	139	1,017

Total Chile		6,586
China – 4.3%
Bank of China Ltd. Class H	22,000	10,041
Bank of Communications Co., Ltd. Class H	9,000	6,858
Belle International Holdings Ltd.	7,000	4,801
China Communications Construction Co., Ltd. Class H	1,000	1,051
China Construction Bank Corp. Class H	68,500	50,784
China Mobile Ltd.	3,500	42,351
China Overseas Land & Investment Ltd.	2,000	6,782
China Petroleum & Chemical Corp. Class H	10,000	7,285
China Unicom Hong Kong Ltd.	6,000	7,202
CITIC Ltd.	4,000	5,704
CNOOC Ltd.	15,000	18,605
Industrial & Commercial Bank of China Ltd. Class H	24,000	15,008
Lenovo Group Ltd.	8,000	5,302
Ping An Insurance Group Co. of China Ltd. Class H	1,000	5,183
Want Want China Holdings Ltd.(a)	6,000	3,713

Total China		190,670
Czech Republic – 0.0%
Komercni Banka AS	14	485
Denmark – 1.4%
AP Moeller – Maersk A/S Class B	5	7,335
Chr Hansen Holding A/S	122	7,255
Coloplast A/S Class B	107	8,300

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2016

Investments	Shares	Value

Danske Bank A/S	346	$10,099
Novo Nordisk A/S Class B	442	18,371
Pandora A/S	33	3,989
Vestas Wind Systems A/S	70	5,763

Total Denmark		61,112
Finland – 0.8%
Fortum Oyj	515	8,323
Kone Oyj Class B	163	8,274
Nokia Oyj	608	3,526
Sampo Oyj Class A	186	8,277
UPM-Kymmene Oyj	293	6,190

Total Finland		34,590
France – 7.8%
Accor S.A.	73	2,897
Air Liquide S.A.	59	6,329
Airbus Group SE	193	11,678
AXA S.A.	774	16,474
BNP Paribas S.A.	195	10,030
Bouygues S.A.	173	5,734
Capgemini S.A.	49	4,801
Carrefour S.A.	156	4,044
Casino Guichard Perrachon S.A.	80	3,893
Christian Dior SE	30	5,379
Cie de Saint-Gobain	195	8,430
Credit Agricole S.A.	478	4,715
Danone S.A.	125	9,278
Electricite de France S.A.	1,012	12,317
Engie S.A.	1,113	17,248
Hermes International	7	2,850
Iliad S.A.	2	420
Kering	31	6,255
L’Oreal S.A.	75	14,168
Legrand S.A.	94	5,544
LVMH Moet Hennessy Louis Vuitton SE	78	13,306
Natixis S.A.	802	3,739
Orange S.A.	901	14,105
Orpea	24	2,127
Pernod Ricard S.A.	40	4,736
Publicis Groupe S.A.	39	2,950
Renault S.A.	81	6,658
Rubis SCA	11	1,009
Safran S.A.	85	6,113
Sanofi	340	25,845
Schneider Electric SE	177	12,344
SCOR SE	50	1,555
Societe Generale S.A.	142	4,912
Suez	194	3,204
Teleperformance	25	2,667
TOTAL S.A.(a)	964	45,685
Unibail-Rodamco SE	30	8,091
Veolia Environnement S.A.	199	4,585
Vinci S.A.	174	13,320
Vivendi S.A.	886	17,873
Investments	Shares	Value

Wendel S.A.	15	$1,752

Total France		349,060
Germany – 6.7%
adidas AG	47	8,160
Allianz SE Registered Shares	175	25,979
BASF SE	296	25,318
Bayer AG Registered Shares	153	15,377
Bayerische Motoren Werke AG	201	16,898
Beiersdorf AG	20	1,887
Brenntag AG	61	3,332
Continental AG	33	6,941
Daimler AG Registered Shares	304	21,424
Deutsche Boerse AG*	52	4,216
Deutsche Post AG Registered Shares	423	13,225
Deutsche Telekom AG Registered Shares	1,339	22,451
E.ON SE	1,095	7,770
Evonik Industries AG	145	4,904
Fresenius Medical Care AG & Co. KGaA	43	3,758
GEA Group AG	60	3,332
Hannover Rueck SE	31	3,321
Henkel AG & Co. KGaA	27	3,143
LEG Immobilien AG*	56	5,361
Linde AG	21	3,571
MAN SE	9	949
METRO AG	148	4,406
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	73	13,618
ProSiebenSat.1 Media SE	99	4,241
SAP SE	203	18,460
Siemens AG Registered Shares	301	35,247
Symrise AG	39	2,859
Telefonica Deutschland Holding AG	1,017	4,093
Volkswagen AG	95	13,788

Total Germany		298,029
Hong Kong – 1.9%
AIA Group Ltd.	1,400	9,305
BOC Hong Kong Holdings Ltd.	2,500	8,445
CLP Holdings Ltd.	500	5,167
Hang Lung Properties Ltd.	2,000	4,497
Hang Seng Bank Ltd.	500	8,929
Hong Kong Exchanges and Clearing Ltd.	300	7,883
MTR Corp., Ltd.	1,500	8,258
New World Development Co., Ltd.	4,500	5,849
Power Assets Holdings Ltd.	500	4,874
Sun Hung Kai Properties Ltd.	1,000	15,098
Wharf Holdings Ltd. (The)	1,000	7,278

Total Hong Kong		85,583
Hungary – 0.1%
OTP Bank PLC	98	2,566
Indonesia – 0.4%
Astra International Tbk PT	9,100	5,753
Bank Rakyat Indonesia Persero Tbk PT	3,600	3,365
Telekomunikasi Indonesia Persero Tbk PT	25,400	8,388

Total Indonesia		17,506

See Notes to Financial Statements.

58	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2016

Investments	Shares	Value

Ireland – 0.5%
CRH PLC	466	$15,588
Kerry Group PLC Class A	42	3,500
Smurfit Kappa Group PLC	144	3,220

Total Ireland		22,308
Israel – 0.4%
Bezeq Israeli Telecommunication Corp., Ltd.	2,772	5,223
Teva Pharmaceutical Industries Ltd.	274	13,137

Total Israel		18,360
Italy – 1.6%
Assicurazioni Generali SpA	367	4,479
Atlantia SpA	265	6,727
Banca Popolare dell’Emilia Romagna SC	327	1,217
Enel SpA	2,820	12,575
Eni SpA	1,571	22,634
Intesa Sanpaolo SpA	2,420	5,368
Luxottica Group SpA	99	4,731
Mediobanca SpA	320	2,082
Snam SpA	2,149	11,921

Total Italy		71,734
Japan – 19.5%
Aeon Co., Ltd.	300	4,411
Aisin Seiki Co., Ltd.	100	4,538
Asahi Glass Co., Ltd.	1,000	6,419
Asahi Group Holdings Ltd.	100	3,620
Asahi Kasei Corp.	800	6,326
Astellas Pharma, Inc.	700	10,877
Bridgestone Corp.	300	10,979
Canon, Inc.	800	23,096
Central Japan Railway Co.	50	8,498
Chugai Pharmaceutical Co., Ltd.	100	3,590
Chugoku Electric Power Co., Inc. (The)	200	2,502
Dai-ichi Life Insurance Co., Ltd. (The)	300	4,063
Daiichi Sankyo Co., Ltd.	300	7,155
Daikin Industries Ltd.	100	9,234
Daiwa House Industry Co., Ltd.	300	8,163
Daiwa Securities Group, Inc.	1,000	5,574
Denso Corp.	300	11,850
Dentsu, Inc.	100	5,046
East Japan Railway Co.	100	8,967
Eisai Co., Ltd.	110	6,829
FANUC Corp.	150	25,196
Fuji Heavy Industries Ltd.	200	7,416
FUJIFILM Holdings Corp.	200	7,343
Hitachi Ltd.	2,000	9,255
Honda Motor Co., Ltd.	500	14,257
Hoya Corp.	170	6,779
Isuzu Motors Ltd.	500	5,824
ITOCHU Corp.	800	9,970
Japan Airlines Co., Ltd.	50	1,461
Japan Tobacco, Inc.	700	28,473
JFE Holdings, Inc.	400	5,771
JX Holdings, Inc.	1,500	6,030
Investments	Shares	Value

Kao Corp.	100	$5,620
KDDI Corp.	900	27,685
Kirin Holdings Co., Ltd.	500	8,253
Komatsu Ltd.	400	9,065
Kubota Corp.	400	5,978
Kyocera Corp.	120	5,715
Lawson, Inc.	100	7,870
LIXIL Group Corp.	100	2,130
Makita Corp.	100	7,071
Marubeni Corp.	800	4,073
Mitsubishi Chemical Holdings Corp.	700	4,342
Mitsubishi Corp.	600	13,539
Mitsubishi Electric Corp.	1,000	12,665
Mitsubishi Heavy Industries Ltd.	1,500	6,208
Mitsubishi Tanabe Pharma Corp.	300	6,384
Mitsubishi UFJ Financial Group, Inc.	3,800	18,954
Mitsui & Co., Ltd.	1,000	13,731
Mizuho Financial Group, Inc.	8,600	14,318
MS&AD Insurance Group Holdings, Inc.	130	3,581
Murata Manufacturing Co., Ltd.	80	10,294
Nagoya Railroad Co., Ltd.	1,000	5,421
Nippon Steel & Sumitomo Metal Corp.	350	7,108
Nippon Telegraph & Telephone Corp.	700	31,895
Nissan Motor Co., Ltd.	1,700	16,497
Nitto Denko Corp.	100	6,425
Nomura Holdings, Inc.	1,700	7,489
Nomura Research Institute Ltd.	200	6,853
NSK Ltd.	400	4,053
NTT Data Corp.	100	4,967
NTT DOCOMO, Inc.	1,800	45,540
Omron Corp.	100	3,560
Osaka Gas Co., Ltd.	1,000	4,168
Otsuka Holdings Co., Ltd.	200	9,063
Panasonic Corp.	600	5,937
Recruit Holdings Co., Ltd.	100	4,059
Resona Holdings, Inc.	1,200	5,004
Ricoh Co., Ltd.	500	4,493
Secom Co., Ltd.	100	7,414
Seiko Epson Corp.	300	5,724
Sekisui House Ltd.	500	8,448
Seven & I Holdings Co., Ltd.	180	8,456
Shin-Etsu Chemical Co., Ltd.	100	6,915
Shionogi & Co., Ltd.	100	5,088
SoftBank Group Corp.	100	6,441
Sompo Japan Nipponkoa Holdings, Inc.	100	2,928
Sumitomo Chemical Co., Ltd.	500	2,197
Sumitomo Corp.(a)	700	7,763
Sumitomo Electric Industries Ltd.	300	4,195
Sumitomo Mitsui Financial Group, Inc.	500	16,689
Takeda Pharmaceutical Co., Ltd.	380	18,098
Tokio Marine Holdings, Inc.	200	7,572
Tokyo Electron Ltd.	100	8,766
Tokyo Gas Co., Ltd.	1,000	4,420
Toray Industries, Inc.	700	6,767

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2016

Investments	Shares	Value

Toyota Motor Corp.	1,520	$86,744
Toyota Tsusho Corp.	100	2,302
Trend Micro, Inc.	100	3,466
West Japan Railway Co.	100	6,160
Yahoo Japan Corp.	2,000	7,940

Total Japan		874,013
Malaysia – 0.2%
Genting Bhd	2,100	4,027
Public Bank Bhd	200	959
Sime Darby Bhd	3,200	5,919

Total Malaysia		10,905
Mexico – 0.7%
Alfa S.A.B. de C.V. Class A	895	1,399
America Movil S.A.B. de C.V. Series L	7,818	4,472
Coca-Cola Femsa S.A.B. de C.V. Series L	150	1,129
Fomento Economico Mexicano S.A.B. de C.V.	429	3,962
Grupo Financiero Banorte S.A.B. de C.V. Class O	200	1,051
Grupo Mexico S.A.B. de C.V. Series B	2,504	6,130
Grupo Televisa S.A.B. Series CPO	150	772
Wal-Mart de Mexico S.A.B. de C.V.	6,046	13,302

Total Mexico		32,217
Netherlands – 1.7%
Aegon N.V.	31	119
Akzo Nobel N.V.	67	4,540
ASML Holding N.V.	75	8,234
Boskalis Westminster	30	1,069
Heineken Holding N.V.	42	3,369
Heineken N.V.	101	8,888
ING Groep N.V.	984	12,153
Koninklijke Ahold Delhaize N.V.	230	5,244
Koninklijke DSM N.V.	82	5,544
Koninklijke KPN N.V.	1,291	4,287
Koninklijke Philips N.V.	344	10,198
Steinhoff International Holdings N.V.	608	3,473
Wolters Kluwer N.V.	159	6,807

Total Netherlands		73,925
New Zealand – 0.0%
Spark New Zealand Ltd.	394	1,034
Norway – 0.4%
DNB ASA	316	4,140
Statoil ASA	722	12,096
Telenor ASA	215	3,688

Total Norway		19,924
Philippines – 0.2%
PLDT, Inc.	260	9,179
Poland – 0.1%
Bank Pekao S.A.	67	2,166
Powszechny Zaklad Ubezpieczen S.A.	93	592

Total Poland		2,758
Portugal – 0.1%
EDP – Energias de Portugal S.A.	1,425	4,787
Investments	Shares	Value

Russia – 0.8%
Gazprom PJSC ADR	1,878	$7,906
Lukoil PJSC ADR	159	7,742
Magnit PJSC GDR Reg S	51	2,126
MMC Norilsk Nickel PJSC ADR	504	8,054
Mobile TeleSystems PJSC ADR	482	3,678
Rosneft PJSC GDR Reg S	1,255	6,852
Sberbank of Russia PJSC ADR	160	1,501

Total Russia		37,859
Singapore – 0.8%
CapitaLand Ltd.	800	1,878
DBS Group Holdings Ltd.	400	4,515
Global Logistic Properties Ltd.	1,200	1,646
Keppel Corp., Ltd.	500	1,977
Oversea-Chinese Banking Corp., Ltd.	100	634
Singapore Airlines Ltd.	100	771
Singapore Exchange Ltd.	700	3,804
Singapore Technologies Engineering Ltd.	1,400	3,317
Singapore Telecommunications Ltd.	4,300	12,520
United Overseas Bank Ltd.	306	4,226

Total Singapore		35,288
South Africa – 1.0%
Barclays Africa Group Ltd.	302	3,316
Bidvest Group Ltd. (The)	133	1,563
FirstRand Ltd.	1,445	4,991
MTN Group Ltd.	776	6,629
Nedbank Group Ltd.	117	1,892
Remgro Ltd.	45	751
Sanlam Ltd.	805	3,735
Sasol Ltd.	235	6,426
Standard Bank Group Ltd.	492	5,033
Tiger Brands Ltd.	131	3,622
Vodacom Group Ltd.	785	8,799

Total South Africa		46,757
South Korea – 3.4%
Hana Financial Group, Inc.	152	3,844
Hyundai Mobis Co., Ltd.	21	5,244
Hyundai Motor Co.	84	10,335
Industrial Bank of Korea	264	2,864
Kangwon Land, Inc.	93	3,319
KB Financial Group, Inc.	118	4,055
Kia Motors Corp.	105	4,018
Korea Electric Power Corp.	103	5,050
KT&G Corp.	77	8,739
LG Chem Ltd.	15	3,289
LG Display Co., Ltd.	185	4,720
NAVER Corp.	3	2,405
POSCO	58	11,954
Samsung Electronics Co., Ltd.	37	53,685
Samsung Fire & Marine Insurance Co., Ltd.	19	4,822
Samsung Life Insurance Co., Ltd.	55	5,268
Shinhan Financial Group Co., Ltd.	153	5,578
SK Hynix, Inc.	123	4,490

See Notes to Financial Statements.

60	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2016

Investments	Shares	Value

SK Telecom Co., Ltd.	33	$6,772

Total South Korea		150,451
Spain – 2.1%
Abertis Infraestructuras S.A.	120	1,869
Amadeus IT Group S.A.	89	4,448
Banco Bilbao Vizcaya Argentaria S.A.	1,113	6,732
Banco Santander S.A.	4,734	20,998
Bankinter S.A.	117	833
CaixaBank S.A.	956	2,416
Endesa S.A.	297	6,368
Ferrovial S.A.	140	2,981
Gas Natural SDG S.A.	327	6,723
Iberdrola S.A.	1,063	7,230
Industria de Diseno Textil S.A.	330	12,238
Red Electrica Corp. S.A.	144	3,108
Repsol S.A.	619	8,400
Telefonica S.A.	1,110	11,246

Total Spain		95,590
Sweden – 2.1%
Atlas Copco AB Class B	704	19,261
Hennes & Mauritz AB Class B	470	13,276
Nordea Bank AB	1,752	17,413
Swedbank AB Class A	500	11,765
Telefonaktiebolaget LM Ericsson Class B	1,411	10,203
Telia Co. AB	2,597	11,646
Volvo AB Class B	923	10,547

Total Sweden		94,111
Switzerland – 8.1%
ABB Ltd. Registered Shares*	884	19,889
Adecco Group AG Registered Shares	62	3,498
Baloise Holding AG Registered Shares	17	2,061
Cie Financiere Richemont S.A. Registered Shares	130	7,939
Clariant AG Registered Shares*	170	2,932
Credit Suisse Group AG Registered Shares*	539	7,067
Givaudan S.A. Registered Shares	5	10,197
Kuehne + Nagel International AG Registered Shares	60	8,727
Nestle S.A. Registered Shares	866	68,385
Novartis AG Registered Shares	721	56,823
Partners Group Holding AG	14	7,076
Roche Holding AG Bearer Shares	23	5,711
Roche Holding AG Genusschein	235	58,423
SGS S.A. Registered Shares	5	11,218
STMicroelectronics N.V.	926	7,545
Swatch Group AG (The) Registered Shares	67	3,732
Swiss Life Holding AG Registered Shares*	9	2,335
Swiss Re AG	283	25,588
Swisscom AG Registered Shares	18	8,573
Syngenta AG Registered Shares	33	14,468
UBS Group AG Registered Shares*	766	10,454
Zurich Insurance Group AG*	79	20,373

Total Switzerland		363,014
Taiwan – 2.8%
Chunghwa Telecom Co., Ltd.	4,000	14,101
Investments	Shares	Value

E.Sun Financial Holding Co., Ltd.	13,200	$7,517
First Financial Holding Co., Ltd.	24,035	12,767
Hon Hai Precision Industry Co., Ltd.	5,940	14,971
Hua Nan Financial Holdings Co., Ltd.	26,550	13,594
SinoPac Financial Holdings Co., Ltd.	14,700	4,338
Taishin Financial Holding Co., Ltd.	24,664	9,167
Taiwan Cooperative Financial Holding Co., Ltd.	27,820	12,292
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	34,933

Total Taiwan		123,680
Thailand – 0.3%
Advanced Info Service PCL NVDR	300	1,385
CP ALL PCL NVDR	2,400	4,260
PTT PCL NVDR	700	6,848

Total Thailand		12,493
Turkey – 0.1%
Akbank TAS	1,183	3,170
Turkiye Garanti Bankasi AS	1,294	3,428

Total Turkey		6,598
United Kingdom – 15.6%
Aberdeen Asset Management PLC	1,011	4,285
Associated British Foods PLC	116	3,918
AstraZeneca PLC	430	27,951
Aviva PLC	1,144	6,546
BAE Systems PLC	1,660	11,299
Barclays PLC	2,775	6,049
BHP Billiton PLC	1,246	18,816
BP PLC	10,230	59,799
British American Tobacco PLC	590	37,784
BT Group PLC	1,876	9,481
Carnival PLC	83	4,063
Centrica PLC	2,124	6,296
Compass Group PLC	464	9,011
Diageo PLC	690	19,813
easyJet PLC	56	733
GlaxoSmithKline PLC	2,584	55,149
HSBC Holdings PLC	7,020	52,771
Imperial Brands PLC	336	17,343
ITV PLC	1,912	4,649
J Sainsbury PLC	1,141	3,643
John Wood Group PLC	452	4,459
Kingfisher PLC	878	4,299
Legal & General Group PLC	2,337	6,639
Lloyds Banking Group PLC	2,551	1,808
National Grid PLC	1,528	21,675
Next PLC	87	5,397
Old Mutual PLC	1,632	4,291
Pearson PLC	374	3,658
Pennon Group PLC	291	3,372
Prudential PLC	542	9,621
Reckitt Benckiser Group PLC	156	14,722
RELX N.V.	340	6,112
RELX PLC	422	8,020
Rio Tinto PLC	659	22,039

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2016

Investments	Shares	Value

Royal Dutch Shell PLC Class A	1,839	$45,723
Royal Dutch Shell PLC Class B	1,351	35,046
SABMiller PLC	310	18,101
Segro PLC	538	3,171
Sky PLC	530	6,155
Smith & Nephew PLC	302	4,880
Smiths Group PLC	296	5,629
SSE PLC	484	9,858
Standard Life PLC	853	3,811
Taylor Wimpey PLC	2,440	4,884
Unilever N.V. CVA	562	25,942
Unilever PLC	385	18,277
United Utilities Group PLC	331	4,313
Vodafone Group PLC	10,533	30,341
WM Morrison Supermarkets PLC	1,768	5,004

Total United Kingdom		696,646
TOTAL COMMON STOCKS (Cost: $4,580,303)		4,424,186
EXCHANGE-TRADED NOTE – 1.6%
United States – 1.6%
iPath MSCI India Index ETN*(a) (Cost: $68,448)	1,008	69,791
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
United States – 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $113,544)(c)	113,544	113,544
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $4,762,295)		4,607,521
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.9)%		(129,895)

NET ASSETS – 100.0%		$4,477,626

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $112,855 and the total market value of the collateral held by the Fund was $116,877. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,333.

ADR – American Depositary Receipt

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	AUD	38,621	USD	29,004	$(551)
10/4/2016	AUD	50,692	USD	38,064	(728)
10/4/2016	AUD	50,686	USD	38,064	(724)
10/4/2016	AUD	50,688	USD	38,064	$(725)
10/4/2016	AUD	50,690	USD	38,064	(727)
10/4/2016	CHF	55,651	USD	56,752	(656)
10/4/2016	CHF	73,044	USD	74,485	(864)
10/4/2016	CHF	73,046	USD	74,485	(867)
10/4/2016	CHF	73,043	USD	74,485	(864)
10/4/2016	CHF	73,046	USD	74,485	(867)
10/4/2016	CZK	6,967	USD	290	—
10/4/2016	CZK	9,123	USD	376	(3)
10/4/2016	CZK	9,116	USD	376	(3)
10/4/2016	CZK	9,115	USD	376	(3)
10/4/2016	CZK	9,114	USD	376	(3)
10/4/2016	DKK	67,640	USD	10,136	(72)
10/4/2016	DKK	88,796	USD	13,303	(98)
10/4/2016	DKK	88,776	USD	13,303	(95)
10/4/2016	DKK	88,775	USD	13,303	(95)
10/4/2016	DKK	88,782	USD	13,303	(96)
10/4/2016	EUR	151,019	USD	168,438	(1,277)
10/4/2016	EUR	198,216	USD	221,070	(1,685)
10/4/2016	EUR	198,211	USD	221,070	(1,680)
10/4/2016	EUR	198,214	USD	221,070	(1,683)
10/4/2016	EUR	198,225	USD	221,070	(1,695)
10/4/2016	GBP	81,206	USD	106,411	924
10/4/2016	GBP	106,555	USD	139,659	1,244
10/4/2016	GBP	106,554	USD	139,659	1,246
10/4/2016	GBP	106,554	USD	139,659	1,246
10/4/2016	GBP	106,555	USD	139,659	1,244
10/4/2016	HKD	347,218	USD	44,775	7
10/4/2016	HKD	455,723	USD	58,766	8
10/4/2016	HKD	455,699	USD	58,766	11
10/4/2016	HKD	455,716	USD	58,766	9
10/4/2016	HKD	455,724	USD	58,766	8
10/4/2016	HUF	67,830	USD	244	(3)
10/4/2016	HUF	88,642	USD	319	(3)
10/4/2016	HUF	88,679	USD	319	(3)
10/4/2016	HUF	88,682	USD	319	(3)
10/4/2016	HUF	88,676	USD	319	(3)
10/4/2016	NOK	25,754	USD	3,088	(134)
10/4/2016	NOK	33,764	USD	4,048	(177)
10/4/2016	NOK	33,762	USD	4,048	(176)
10/4/2016	NOK	33,761	USD	4,048	(176)
10/4/2016	NOK	33,764	USD	4,048	(177)
10/4/2016	NZD	359	USD	260	(1)
10/4/2016	NZD	465	USD	337	(1)
10/4/2016	NZD	465	USD	337	(1)
10/4/2016	NZD	465	USD	337	(2)
10/4/2016	NZD	465	USD	337	(1)
10/4/2016	PHP	498,571	USD	10,700	416
10/4/2016	PLN	2,411	USD	616	(14)
10/4/2016	PLN	3,143	USD	803	(18)
10/4/2016	PLN	3,144	USD	803	(18)
10/4/2016	PLN	3,143	USD	803	(18)
10/4/2016	PLN	3,144	USD	803	(18)
10/4/2016	SEK	127,924	USD	14,941	9
10/4/2016	SEK	167,918	USD	19,610	10
10/4/2016	SEK	167,905	USD	19,610	12
10/4/2016	SEK	167,903	USD	19,610	12
10/4/2016	SEK	167,915	USD	19,610	11
10/4/2016	TRY	3,106	USD	1,042	7

See Notes to Financial Statements.

62	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	TRY	4,064	USD	1,364	$10
10/4/2016	TRY	4,065	USD	1,364	10
10/4/2016	TRY	4,065	USD	1,364	10
10/4/2016	TRY	4,065	USD	1,364	9
10/4/2016	USD	1,435	AUD	1,879	3
10/4/2016	USD	28,773	AUD	37,598	(1)
10/4/2016	USD	37,763	AUD	49,347	—
10/4/2016	USD	37,763	AUD	49,345	(2)
10/4/2016	USD	37,763	AUD	49,343	(3)
10/4/2016	USD	37,763	AUD	49,346	(1)
10/4/2016	USD	2,808	CHF	2,715	(8)
10/4/2016	USD	73,895	CHF	71,636	2
10/4/2016	USD	73,895	CHF	71,636	2
10/4/2016	USD	56,304	CHF	54,582	1
10/4/2016	USD	73,895	CHF	71,637	4
10/4/2016	USD	73,895	CHF	71,635	1
10/4/2016	USD	14	CZK	336	—
10/4/2016	USD	373	CZK	8,969	—
10/4/2016	USD	288	CZK	6,925	—
10/4/2016	USD	373	CZK	8,969	—
10/4/2016	USD	373	CZK	8,975	—
10/4/2016	USD	373	CZK	8,969	—
10/4/2016	USD	501	DKK	3,313	(1)
10/4/2016	USD	13,197	DKK	87,438	(1)
10/4/2016	USD	13,197	DKK	87,438	(1)
10/4/2016	USD	13,197	DKK	87,438	(1)
10/4/2016	USD	10,059	DKK	66,650	—
10/4/2016	USD	13,197	DKK	87,440	—
10/4/2016	USD	8,333	EUR	7,392	(26)
10/4/2016	USD	219,320	EUR	195,155	(4)
10/4/2016	USD	167,105	EUR	148,693	(3)
10/4/2016	USD	219,320	EUR	195,154	(6)
10/4/2016	USD	219,320	EUR	195,150	(11)
10/4/2016	USD	219,320	EUR	195,164	6
10/4/2016	USD	5,264	GBP	4,056	5
10/4/2016	USD	138,554	GBP	106,665	4
10/4/2016	USD	138,554	GBP	106,659	(4)
10/4/2016	USD	105,567	GBP	81,266	(3)
10/4/2016	USD	138,554	GBP	106,657	(7)
10/4/2016	USD	138,554	GBP	106,660	(3)
10/4/2016	USD	2,215	HKD	17,176	—
10/4/2016	USD	58,301	HKD	452,193	2
10/4/2016	USD	44,420	HKD	344,528	1
10/4/2016	USD	58,301	HKD	452,202	3
10/4/2016	USD	58,301	HKD	452,194	2
10/4/2016	USD	58,301	HKD	452,191	1
10/4/2016	USD	12	HUF	3,268	—
10/4/2016	USD	244	HUF	67,157	—
10/4/2016	USD	316	HUF	86,910	—
10/4/2016	USD	316	HUF	86,957	—
10/4/2016	USD	316	HUF	86,912	—
10/4/2016	USD	316	HUF	86,908	—
10/4/2016	USD	153	NOK	1,240	2
10/4/2016	USD	3,063	NOK	24,481	—
10/4/2016	USD	4,016	NOK	32,098	—
10/4/2016	USD	4,016	NOK	32,099	—
10/4/2016	USD	4,016	NOK	32,099	—
10/4/2016	USD	4,016	NOK	32,098	—
10/4/2016	USD	13	NZD	18	—
10/4/2016	USD	334	NZD	459	$—
10/4/2016	USD	259	NZD	356	—
10/4/2016	USD	334	NZD	459	—
10/4/2016	USD	334	NZD	459	—
10/4/2016	USD	334	NZD	459	—
10/4/2016	USD	84	PHP	4,076	—
10/4/2016	USD	10,211	PHP	494,495	(10)
10/4/2016	USD	30	PLN	114	—
10/4/2016	USD	610	PLN	2,335	—
10/4/2016	USD	797	PLN	3,050	—
10/4/2016	USD	797	PLN	3,049	—
10/4/2016	USD	797	PLN	3,051	—
10/4/2016	USD	797	PLN	3,050	—
10/4/2016	USD	739	SEK	6,297	(4)
10/4/2016	USD	14,826	SEK	127,017	—
10/4/2016	USD	19,454	SEK	166,665	(1)
10/4/2016	USD	19,454	SEK	166,662	(1)
10/4/2016	USD	19,454	SEK	166,662	(1)
10/4/2016	USD	19,454	SEK	166,666	(1)
10/4/2016	USD	51	TRY	152	—
10/4/2016	USD	1,353	TRY	4,061	—
10/4/2016	USD	1,353	TRY	4,061	—
10/4/2016	USD	1,353	TRY	4,061	—
10/4/2016	USD	1,035	TRY	3,106	—
10/4/2016	USD	1,353	TRY	4,060	—
10/5/2016	BRL	16,505	USD	5,050	(29)
10/5/2016	BRL	21,659	USD	6,637	(27)
10/5/2016	BRL	21,659	USD	6,619	(46)
10/5/2016	BRL	21,659	USD	6,635	(30)
10/5/2016	BRL	21,659	USD	6,631	(33)
10/5/2016	CAD	63,766	USD	48,611	91
10/5/2016	CAD	83,692	USD	63,798	116
10/5/2016	CAD	83,694	USD	63,798	115
10/5/2016	CAD	83,691	USD	63,798	117
10/5/2016	CAD	83,695	USD	63,798	114
10/5/2016	CLP	675,754	USD	994	(32)
10/5/2016	CLP	886,922	USD	1,303	(43)
10/5/2016	CLP	886,922	USD	1,303	(43)
10/5/2016	CLP	886,922	USD	1,302	(44)
10/5/2016	CLP	886,922	USD	1,303	(43)
10/5/2016	IDR	214,797,342	USD	16,072	(453)
10/5/2016	ILS	12,197	USD	3,226	(25)
10/5/2016	ILS	16,004	USD	4,232	(33)
10/5/2016	ILS	16,003	USD	4,232	(33)
10/5/2016	ILS	16,004	USD	4,232	(33)
10/5/2016	ILS	16,004	USD	4,232	(33)
10/5/2016	INR	4,654,792	USD	69,113	(743)
10/5/2016	JPY	14,455,221	USD	139,965	(2,787)
10/5/2016	JPY	18,973,139	USD	183,703	(3,666)
10/5/2016	JPY	18,972,570	USD	183,703	(3,660)
10/5/2016	JPY	18,972,643	USD	183,703	(3,661)
10/5/2016	JPY	18,974,407	USD	183,703	(3,678)
10/5/2016	MXN	101,672	USD	5,371	118
10/5/2016	MXN	133,318	USD	7,045	157
10/5/2016	MXN	133,345	USD	7,045	156
10/5/2016	MXN	133,344	USD	7,045	156
10/5/2016	MXN	133,349	USD	7,045	156
10/5/2016	SGD	7,868	USD	5,772	1
10/5/2016	SGD	10,324	USD	7,573	1

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/5/2016	SGD	10,322	USD	7,573	$2
10/5/2016	SGD	10,322	USD	7,573	2
10/5/2016	SGD	10,323	USD	7,573	2
10/5/2016	THB	454,801	USD	13,120	13
10/5/2016	TWD	3,870,218	USD	122,166	(1,393)
10/5/2016	USD	249	BRL	808	—
10/5/2016	USD	6,614	BRL	21,489	(2)
10/5/2016	USD	6,612	BRL	21,489	—
10/5/2016	USD	6,618	BRL	21,489	(6)
10/5/2016	USD	5,041	BRL	16,377	(1)
10/5/2016	USD	6,614	BRL	21,489	(2)
10/5/2016	USD	2,405	CAD	3,167	5
10/5/2016	USD	63,293	CAD	83,178	(3)
10/5/2016	USD	63,293	CAD	83,182	—
10/5/2016	USD	63,293	CAD	83,186	3
10/5/2016	USD	48,226	CAD	63,380	—
10/5/2016	USD	63,293	CAD	83,185	3
10/5/2016	USD	49	CLP	32,734	—
10/5/2016	USD	1,336	CLP	880,048	—
10/5/2016	USD	1,336	CLP	880,048	—
10/5/2016	USD	1,337	CLP	880,048	(1)
10/5/2016	USD	1,018	CLP	670,516	—
10/5/2016	USD	1,336	CLP	880,048	—
10/5/2016	USD	129	IDR	1,675,828	—
10/5/2016	USD	16,400	IDR	213,121,514	(4)
10/5/2016	USD	160	ILS	600	—
10/5/2016	USD	4,198	ILS	15,751	—
10/5/2016	USD	4,198	ILS	15,754	1
10/5/2016	USD	3,202	ILS	12,012	—
10/5/2016	USD	4,198	ILS	15,752	—
10/5/2016	USD	4,198	ILS	15,751	—
10/5/2016	USD	550	INR	36,637	—
10/5/2016	USD	69,279	INR	4,618,155	27
10/5/2016	USD	6,924	JPY	694,842	(62)
10/5/2016	USD	182,249	JPY	18,454,898	2
10/5/2016	USD	182,249	JPY	18,455,991	13
10/5/2016	USD	182,249	JPY	18,455,645	9
10/5/2016	USD	138,857	JPY	14,061,701	9
10/5/2016	USD	182,249	JPY	18,455,991	13
10/5/2016	USD	266	MXN	5,282	7
10/5/2016	USD	6,989	MXN	135,273	—
10/5/2016	USD	6,989	MXN	135,268	(1)
10/5/2016	USD	5,329	MXN	103,150	—
10/5/2016	USD	6,989	MXN	135,283	—
10/5/2016	USD	6,989	MXN	135,258	(1)
10/5/2016	USD	285	SGD	387	(1)
10/5/2016	USD	7,513	SGD	10,243	(1)
10/5/2016	USD	7,513	SGD	10,241	(2)
10/5/2016	USD	5,727	SGD	7,808	—
10/5/2016	USD	7,513	SGD	10,243	(1)
10/5/2016	USD	7,513	SGD	10,243	—
10/5/2016	USD	104	THB	3,613	—
10/5/2016	USD	13,010	THB	451,188	(8)
10/5/2016	USD	964	TWD	30,265	2
10/5/2016	USD	122,369	TWD	3,839,953	223
10/5/2016	USD	390	ZAR	5,333	(2)
10/5/2016	USD	10,273	ZAR	141,300	(1)
10/5/2016	USD	10,273	ZAR	141,297	—
10/5/2016	USD	10,273	ZAR	141,343	4
10/5/2016	USD	7,831	ZAR	107,637	$(5)
10/5/2016	USD	10,273	ZAR	141,270	(2)
10/5/2016	ZAR	116,890	USD	7,893	(606)
10/5/2016	ZAR	153,355	USD	10,355	(795)
10/5/2016	ZAR	153,353	USD	10,355	(795)
10/5/2016	ZAR	153,370	USD	10,355	(796)
10/5/2016	ZAR	153,350	USD	10,355	(795)
10/6/2016	KRW	43,452,397	USD	38,930	(631)
10/6/2016	KRW	36,767,415	USD	32,957	(518)
10/6/2016	KRW	43,452,397	USD	38,931	(629)
10/6/2016	KRW	43,452,397	USD	38,944	(616)
10/6/2016	MYR	45,338	USD	11,130	182
10/6/2016	USD	1,178	KRW	1,303,161	8
10/6/2016	USD	39,237	KRW	43,113,575	15
10/6/2016	USD	33,197	KRW	36,480,720	16
10/6/2016	USD	39,237	KRW	43,113,575	15
10/6/2016	USD	39,230	KRW	43,113,575	22
10/6/2016	USD	88	MYR	364	—
10/6/2016	USD	10,850	MYR	44,974	10
11/2/2016	AUD	50,960	USD	38,972	(2)
11/2/2016	AUD	50,959	USD	38,972	—
11/2/2016	AUD	38,832	USD	29,697	(1)
11/2/2016	AUD	50,956	USD	38,972	1
11/2/2016	AUD	50,959	USD	38,972	(1)
11/2/2016	CHF	72,208	USD	74,606	(9)
11/2/2016	CHF	72,204	USD	74,606	(5)
11/2/2016	CHF	72,206	USD	74,606	(6)
11/2/2016	CHF	55,016	USD	56,844	(5)
11/2/2016	CHF	72,207	USD	74,606	(8)
11/2/2016	CZK	9,249	USD	385	—
11/2/2016	CZK	9,248	USD	385	—
11/2/2016	CZK	9,255	USD	385	—
11/2/2016	CZK	7,141	USD	297	—
11/2/2016	CZK	9,250	USD	385	—
11/2/2016	DKK	83,790	USD	12,664	1
11/2/2016	DKK	83,789	USD	12,664	1
11/2/2016	DKK	83,789	USD	12,664	1
11/2/2016	DKK	63,869	USD	9,652	(1)
11/2/2016	DKK	83,805	USD	12,664	(2)
11/2/2016	EUR	194,098	USD	218,418	(13)
11/2/2016	EUR	194,089	USD	218,418	(2)
11/2/2016	EUR	194,091	USD	218,418	(5)
11/2/2016	EUR	147,891	USD	166,418	(12)
11/2/2016	EUR	194,106	USD	218,418	(22)
11/2/2016	GBP	106,920	USD	138,976	—
11/2/2016	GBP	106,930	USD	138,976	(13)
11/2/2016	GBP	106,922	USD	138,976	(2)
11/2/2016	GBP	81,472	USD	105,890	(8)
11/2/2016	GBP	106,920	USD	138,976	1
11/2/2016	HKD	459,318	USD	59,231	(7)
11/2/2016	HKD	459,302	USD	59,231	(5)
11/2/2016	HKD	459,292	USD	59,231	(4)
11/2/2016	HKD	349,968	USD	45,133	(2)
11/2/2016	HKD	459,290	USD	59,231	(4)
11/2/2016	ILS	15,090	USD	4,024	—
11/2/2016	ILS	15,095	USD	4,024	(1)
11/2/2016	ILS	11,513	USD	3,070	—
11/2/2016	ILS	15,093	USD	4,024	(1)
11/2/2016	ILS	15,091	USD	4,024	—

See Notes to Financial Statements.

64	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
11/2/2016	JPY	18,700,080	USD	184,872	$(14)
11/2/2016	JPY	18,700,191	USD	184,872	(15)
11/2/2016	JPY	18,700,542	USD	184,872	(18)
11/2/2016	JPY	14,248,451	USD	140,859	(14)
11/2/2016	JPY	18,700,653	USD	184,872	(19)
11/2/2016	NOK	33,350	USD	4,173	—
11/2/2016	NOK	33,351	USD	4,173	—
11/2/2016	NOK	33,352	USD	4,173	—
11/2/2016	NOK	25,423	USD	3,181	—
11/2/2016	NOK	33,351	USD	4,173	—
11/2/2016	NZD	329	USD	239	—
11/2/2016	NZD	431	USD	313	—
11/2/2016	NZD	431	USD	313	—
11/2/2016	NZD	431	USD	313	—
11/2/2016	NZD	431	USD	313	—
11/2/2016	SEK	168,254	USD	19,668	—
11/2/2016	SEK	128,227	USD	14,988	(1)
11/2/2016	SEK	168,256	USD	19,668	—
11/2/2016	SEK	168,251	USD	19,668	1
11/2/2016	SEK	168,266	USD	19,668	(1)
11/2/2016	TRY	4,151	USD	1,375	—
11/2/2016	TRY	4,152	USD	1,375	—
11/2/2016	TRY	3,173	USD	1,051	—
11/2/2016	TRY	4,151	USD	1,375	—
11/2/2016	TRY	4,151	USD	1,375	—
11/3/2016	CAD	82,881	USD	63,080	1
11/3/2016	CAD	82,884	USD	63,080	(2)
11/3/2016	CAD	82,890	USD	63,080	(6)
11/3/2016	CAD	63,153	USD	48,062	(3)
11/3/2016	CAD	82,889	USD	63,080	(6)
11/3/2016	HUF	87,739	USD	319	—
11/3/2016	HUF	87,792	USD	319	—
11/3/2016	HUF	87,756	USD	319	—
11/3/2016	HUF	67,718	USD	246	—
11/3/2016	HUF	87,743	USD	319	—
11/3/2016	IDR	222,764,205	USD	17,084	(4)
11/3/2016	INR	4,529,635	USD	67,667	(19)
11/3/2016	KRW	43,184,326	USD	39,294	(21)
11/3/2016	KRW	43,184,326	USD	39,293	(22)
11/3/2016	KRW	36,540,585	USD	33,243	(24)
11/3/2016	KRW	43,184,326	USD	39,285	(30)
11/3/2016	MYR	44,277	USD	10,669	(16)
11/3/2016	PHP	482,527	USD	9,926	(16)
11/3/2016	PLN	2,953	USD	771	—
11/3/2016	PLN	2,952	USD	771	—
11/3/2016	PLN	2,953	USD	771	—
11/3/2016	PLN	2,260	USD	590	—
11/3/2016	PLN	2,953	USD	771	—
11/3/2016	SGD	10,382	USD	7,616	—
11/3/2016	SGD	10,380	USD	7,616	2
11/3/2016	SGD	7,912	USD	5,804	(1)
11/3/2016	SGD	10,382	USD	7,616	—
11/3/2016	SGD	10,382	USD	7,616	—
11/3/2016	THB	437,923	USD	12,622	7
11/3/2016	TWD	3,909,573	USD	124,779	(279)
11/3/2016	ZAR	149,792	USD	10,830	(1)
11/3/2016	ZAR	149,841	USD	10,830	(4)
11/3/2016	ZAR	149,799	USD	10,830	(1)
11/3/2016	ZAR	114,133	USD	8,256	3
11/3/2016	ZAR	149,761	USD	10,830	$1
11/4/2016	BRL	21,392	USD	6,529	4
11/4/2016	BRL	21,392	USD	6,526	1
11/4/2016	BRL	21,392	USD	6,534	8
11/4/2016	BRL	16,303	USD	4,975	2
11/4/2016	BRL	21,392	USD	6,527	2
11/4/2016	CLP	864,497	USD	1,308	—
11/4/2016	CLP	864,497	USD	1,311	2
11/4/2016	CLP	864,497	USD	1,310	1
11/4/2016	CLP	658,665	USD	997	—
11/4/2016	CLP	864,497	USD	1,309	—
11/4/2016	MXN	132,343	USD	6,814	—
11/4/2016	MXN	132,342	USD	6,814	—
11/4/2016	MXN	132,358	USD	6,814	(1)
11/4/2016	MXN	100,865	USD	5,193	—
11/4/2016	MXN	132,335	USD	6,814	—
					$(36,198)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CZK – Czech koruna

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

HUF – Hungary forint

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

PLN – Polish zloty

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	65

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.2%
Australia – 13.4%
Abacus Property Group	1,978	$4,374
BWP Trust	2,288	5,620
Charter Hall Group	1,484	5,803
Charter Hall Retail REIT	1,770	5,730
Cromwell Property Group	9,857	7,091
Dexus Property Group	3,659	25,620
Goodman Group	4,921	27,415
GPT Group (The)	5,889	22,803
Growthpoint Properties Australia Ltd.	2,644	6,940
Investa Office Fund	2,238	7,827
LendLease Group	1,788	19,210
Mirvac Group	14,550	24,941
Scentre Group	20,227	72,750
Stockland	10,674	38,881
Vicinity Centres	12,315	29,874
Westfield Corp.	5,350	39,836

Total Australia		344,715
Austria – 0.2%
CA Immobilien Anlagen AG*	274	5,225
Belgium – 1.0%
Befimmo S.A.	99	5,982
Cofinimmo S.A.	108	13,436
Warehouses De Pauw CVA	60	5,956

Total Belgium		25,374
Brazil – 0.5%
BR Malls Participacoes S.A.*	1,684	6,376
Multiplan Empreendimentos Imobiliarios S.A.	299	5,816

Total Brazil		12,192
Canada – 6.8%
Allied Properties Real Estate Investment Trust	232	6,651
Artis Real Estate Investment Trust	667	6,298
Boardwalk Real Estate Investment Trust	133	5,237
Brookfield Asset Management, Inc. Class A	978	34,328
Canadian Apartment Properties REIT	354	8,248
Canadian Real Estate Investment Trust	250	8,952
Cominar Real Estate Investment Trust	1,085	12,598
Dream Office Real Estate Investment Trust	821	10,570
First Capital Realty, Inc.	812	13,580
Granite Real Estate Investment Trust	211	6,435
H&R Real Estate Investment Trust	1,290	22,016
RioCan Real Estate Investment Trust	1,269	26,283
Smart Real Estate Investment Trust	485	13,045

Total Canada		174,241
Chile – 0.1%
Parque Arauco S.A.	1,682	3,795
China – 15.6%
China Evergrande Group(a)	122,000	82,424
China Jinmao Holdings Group Ltd.	46,000	14,175
China Overseas Land & Investment Ltd.	16,000	54,255
China Resources Land Ltd.	12,200	$33,976
China South City Holdings Ltd.	40,000	8,871
China Vanke Co., Ltd. Class H	3,800	9,848
CIFI Holdings Group Co., Ltd.	48,000	15,039
Country Garden Holdings Co., Ltd.	136,000	71,718
Guorui Properties Ltd.	4,000	1,279
KWG Property Holding Ltd.	15,500	10,172
Logan Property Holdings Co., Ltd.	14,000	6,282
Longfor Properties Co., Ltd.	15,000	23,014
Shenzhen Investment Ltd.	28,000	13,321
Shimao Property Holdings Ltd.	17,000	23,015
Shui On Land Ltd.	23,000	6,257
Sino-Ocean Group Holding Ltd.	27,500	12,658
Sunac China Holdings Ltd.	13,000	9,353
Yuexiu Property Co., Ltd.	36,000	5,663

Total China		401,320
Finland – 0.5%
Citycon Oyj	2,858	7,278
Sponda Oyj	1,208	6,218

Total Finland		13,496
France – 8.5%
Fonciere Des Regions	265	24,706
Gecina S.A.	202	31,815
ICADE	342	26,685
Klepierre	714	32,738
Mercialys S.A.	416	10,009
Nexity S.A.*	231	12,198
Unibail-Rodamco SE	300	80,914

Total France		219,065
Germany – 2.8%
alstria office REIT-AG*	248	3,406
Deutsche Euroshop AG	124	5,762
Deutsche Wohnen AG Bearer Shares	462	16,799
LEG Immobilien AG*	121	11,584
TAG Immobilien AG	440	6,401
Vonovia SE	734	27,802

Total Germany		71,754
Hong Kong – 21.2%
Champion REIT	24,000	14,544
Fortune Real Estate Investment Trust	9,000	11,291
Hang Lung Group Ltd.	3,000	11,411
Hang Lung Properties Ltd.	14,000	31,480
Henderson Land Development Co., Ltd.	6,600	39,144
Hui Xian REIT	19,000	9,367
Hysan Development Co., Ltd.	3,000	14,060
Joy City Property Ltd.	16,000	2,331
Link REIT	7,000	51,444
New World Development Co., Ltd.	36,000	46,787
Sino Land Co., Ltd.	18,000	31,841
Sun Hung Kai Properties Ltd.	7,000	105,687
Swire Pacific Ltd. Class A	3,000	32,317
Swire Properties Ltd.	13,000	38,048

See Notes to Financial Statements.

66	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2016

Investments	Shares	Value
Wharf Holdings Ltd. (The)	9,000	$65,505
Wheelock & Co., Ltd.	5,000	29,494
Yuexiu Real Estate Investment Trust	16,000	9,737

Total Hong Kong		544,488
Indonesia – 0.3%
Bumi Serpong Damai Tbk PT	15,900	2,680
Lippo Karawaci Tbk PT	42,700	3,239
Summarecon Agung Tbk PT	18,500	2,488

Total Indonesia		8,407
Ireland – 0.0%
Green REIT PLC	727	1,189
Israel – 0.8%
Azrieli Group Ltd.	180	7,891
Gazit-Globe Ltd.	680	6,954
Melisron Ltd.	120	5,319

Total Israel		20,164
Italy – 0.1%
Beni Stabili SpA SIIQ*	3,244	1,936
Japan – 4.4%
Aeon Mall Co., Ltd.	200	3,136
Daito Trust Construction Co., Ltd.	200	31,946
Daiwa House Industry Co., Ltd.	1,000	27,211
Hulic Co., Ltd.	400	4,049
Mitsubishi Estate Co., Ltd.	1,000	18,644
Mitsui Fudosan Co., Ltd.	1,000	21,088
Nomura Real Estate Holdings, Inc.	200	3,349
NTT Urban Development Corp.	200	1,922
Tokyu Fudosan Holdings Corp.	500	2,691

Total Japan		114,036
Malaysia – 1.2%
IGB Real Estate Investment Trust	7,500	2,974
IOI Properties Group Bhd	6,900	4,155
KLCCP Stapled Group	4,400	8,214
SP Setia Bhd Group	4,200	3,544
Sunway Bhd	5,900	4,423
Sunway Real Estate Investment Trust	12,800	5,355
UEM Sunrise Bhd	7,400	2,111

Total Malaysia		30,776
Mexico – 1.3%
Concentradora Fibra Danhos S.A. de C.V.	1,693	3,082
Fibra Uno Administracion S.A. de C.V.	11,362	20,794
Macquarie Mexico Real Estate Management S.A. de C.V.*	3,591	4,403
PLA Administradora Industrial S de RL de C.V.*	3,191	5,293

Total Mexico		33,572
Netherlands – 0.5%
Eurocommercial Properties N.V. CVA	146	6,599
Wereldhave N.V.	113	5,725

Total Netherlands		12,324
New Zealand – 0.2%
Kiwi Property Group Ltd.	4,545	$4,958
Norway – 0.2%
Entra ASA(b)	580	6,495
Philippines – 0.9%
Ayala Land, Inc.	11,900	9,631
Robinsons Land Corp.	4,600	2,941
SM Prime Holdings, Inc.	20,600	11,958

Total Philippines		24,530
Singapore – 7.9%
Ascendas Real Estate Investment Trust	10,916	20,176
Ascott Residence Trust	7,100	5,936
CapitaLand Commercial Trust	14,000	16,326
CapitaLand Ltd.	9,000	21,123
CapitaLand Mall Trust	14,500	23,077
City Developments Ltd.	1,400	9,313
Frasers Centrepoint Trust	4,200	6,777
Global Logistic Properties Ltd.	7,700	10,561
Keppel REIT	11,900	9,732
Mapletree Commercial Trust	11,115	13,043
Mapletree Greater China Commercial Trust	14,000	11,295
Mapletree Industrial Trust	9,800	12,830
Mapletree Logistics Trust	13,600	10,673
SPH REIT	8,100	5,941
Starhill Global REIT	10,800	6,495
Suntec Real Estate Investment Trust	11,600	14,591
UOL Group Ltd.	1,300	5,349

Total Singapore		203,238
South Africa – 2.3%
Fortress Income Fund Ltd.	3,576	8,517
Fortress Income Fund Ltd. Class A	4,096	4,840
Growthpoint Properties Ltd.	9,061	16,677
Hyprop Investments Ltd.	816	7,170
Redefine Properties Ltd.	17,299	14,379
Resilient REIT Ltd.	867	7,228

Total South Africa		58,811
Sweden – 1.5%
Atrium Ljungberg AB Class B	263	4,592
Castellum AB	477	7,155
Fabege AB	334	6,097
Hemfosa Fastigheter AB	295	3,202
Hufvudstaden AB Class A	441	7,649
Kungsleden AB	335	2,454
Wallenstam AB Class B	452	3,820
Wihlborgs Fastigheter AB	203	4,324

Total Sweden		39,293
Switzerland – 1.3%
PSP Swiss Property AG Registered Shares	135	12,882
Swiss Prime Site AG Registered Shares*	226	19,863

Total Switzerland		32,745

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2016

Investments	Shares	Value
Taiwan – 0.4%
Highwealth Construction Corp.	6,000	$9,284
Thailand – 1.2%
Central Pattana PCL NVDR	5,100	8,573
Land & Houses PCL NVDR	65,200	16,841
Pruksa Real Estate PCL NVDR	8,200	5,680

Total Thailand		31,094
Turkey – 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,015	10,146
United Kingdom – 4.7%
Big Yellow Group PLC	418	4,235
British Land Co. PLC (The)	2,519	20,697
Capital & Counties Properties PLC	74	277
Countrywide PLC	337	947
Derwent London PLC	84	2,838
Foxtons Group PLC	766	998
Great Portland Estates PLC	258	2,121
Hammerson PLC	2,191	16,707
Hansteen Holdings PLC	2,731	4,126
Intu Properties PLC	4,055	15,613
Land Securities Group PLC	1,529	21,014
Londonmetric Property PLC	2,041	4,242
Savills PLC	274	2,548
Segro PLC	2,357	13,894
Shaftesbury PLC	417	5,254
Unite Group PLC (The)	537	4,426
Workspace Group PLC	133	1,206

Total United Kingdom		121,143
TOTAL COMMON STOCKS (Cost: $2,464,551)		2,579,806
EXCHANGE-TRADED NOTE – 0.0%
United States – 0.0%
iPath MSCI India Index ETN*(a)
(Cost: $510)	8	554
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%
United States – 3.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $78,270)(d)	78,270	78,270
TOTAL INVESTMENTS IN SECURITIES – 103.3% (Cost: $2,543,331)		2,658,630
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (3.3)%		(84,826)

NET ASSETS – 100.0%		$2,573,804

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(d)	At September 30, 2016, the total market value of the Fund’s securities on loan was $70,545 and the total market value of the collateral held by the Fund was $78,270.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

NVDR – Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

10/4/2016	AUD	100,110	USD	75,172	$(1,437)
10/4/2016	AUD	100,100	USD	75,172	(1,429)
10/4/2016	AUD	100,104	USD	75,172	(1,432)
10/4/2016	AUD	76,258	USD	57,277	(1,079)
10/4/2016	AUD	100,107	USD	75,172	(1,435)
10/4/2016	CHF	6,855	USD	6,990	(81)
10/4/2016	CHF	6,855	USD	6,990	(81)
10/4/2016	CHF	5,228	USD	5,330	(63)
10/4/2016	CHF	6,855	USD	6,990	(81)
10/4/2016	CHF	6,855	USD	6,990	(81)
10/4/2016	EUR	67,117	USD	74,856	(571)
10/4/2016	EUR	67,116	USD	74,856	(569)
10/4/2016	EUR	67,117	USD	74,856	(570)
10/4/2016	EUR	51,142	USD	57,036	(438)
10/4/2016	EUR	67,120	USD	74,856	(574)
10/4/2016	GBP	20,318	USD	26,630	237
10/4/2016	GBP	20,318	USD	26,630	238
10/4/2016	GBP	15,471	USD	20,290	194
10/4/2016	GBP	20,318	USD	26,630	238
10/4/2016	GBP	20,318	USD	26,630	237
10/4/2016	HKD	1,535,636	USD	198,022	27
10/4/2016	HKD	1,535,554	USD	198,022	38
10/4/2016	HKD	1,535,611	USD	198,022	31
10/4/2016	HKD	1,169,911	USD	150,876	36
10/4/2016	HKD	1,535,639	USD	198,022	27
10/4/2016	NOK	10,276	USD	1,232	(54)
10/4/2016	NOK	10,275	USD	1,232	(54)
10/4/2016	NOK	7,864	USD	943	(41)
10/4/2016	NOK	10,275	USD	1,232	(54)
10/4/2016	NOK	10,276	USD	1,232	(54)
10/4/2016	NZD	1,437	USD	1,041	(4)
10/4/2016	NZD	1,437	USD	1,041	(4)
10/4/2016	NZD	1,438	USD	1,041	(5)
10/4/2016	NZD	1,097	USD	795	(3)
10/4/2016	NZD	1,437	USD	1,041	(4)
10/4/2016	PHP	1,203,031	USD	25,819	1,004
10/4/2016	SEK	72,571	USD	8,475	4
10/4/2016	SEK	72,565	USD	8,475	5
10/4/2016	SEK	72,564	USD	8,475	5
10/4/2016	SEK	55,278	USD	6,458	6
10/4/2016	SEK	72,569	USD	8,475	5
10/4/2016	TRY	5,933	USD	1,991	14
10/4/2016	TRY	5,934	USD	1,991	14
10/4/2016	TRY	5,933	USD	1,991	14
10/4/2016	TRY	4,525	USD	1,519	11
10/4/2016	TRY	5,934	USD	1,991	14
10/4/2016	USD	4,607	AUD	6,032	9
10/4/2016	USD	74,205	AUD	96,967	(1)
10/4/2016	USD	56,538	AUD	73,880	(2)
10/4/2016	USD	74,205	AUD	96,964	(3)
10/4/2016	USD	74,205	AUD	96,961	(6)
10/4/2016	USD	74,205	AUD	96,966	(2)
10/4/2016	USD	428	CHF	414	(1)

See Notes to Financial Statements.

68	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	USD	6,901	CHF	6,690	$—

10/4/2016	USD	6,901	CHF	6,690	—
10/4/2016	USD	5,258	CHF	5,097	—
10/4/2016	USD	6,901	CHF	6,690	—
10/4/2016	USD	6,901	CHF	6,690	—
10/4/2016	USD	4,588	EUR	4,070	(14)
10/4/2016	USD	73,893	EUR	65,752	(1)
10/4/2016	USD	73,893	EUR	65,751	(2)
10/4/2016	USD	56,300	EUR	50,097	(1)
10/4/2016	USD	73,893	EUR	65,750	(4)
10/4/2016	USD	73,893	EUR	65,755	2
10/4/2016	USD	1,632	GBP	1,258	2
10/4/2016	USD	20,030	GBP	15,419	1
10/4/2016	USD	26,287	GBP	20,236	(1)
10/4/2016	USD	26,287	GBP	20,237	1
10/4/2016	USD	26,287	GBP	20,235	(1)
10/4/2016	USD	26,287	GBP	20,236	(1)
10/4/2016	USD	12,137	HKD	94,116	(2)
10/4/2016	USD	195,473	HKD	1,516,124	6
10/4/2016	USD	195,473	HKD	1,516,155	10
10/4/2016	USD	195,473	HKD	1,516,128	6
10/4/2016	USD	148,935	HKD	1,155,161	4
10/4/2016	USD	195,473	HKD	1,516,116	5
10/4/2016	USD	76	NOK	616	1
10/4/2016	USD	931	NOK	7,441	—
10/4/2016	USD	1,216	NOK	9,719	—
10/4/2016	USD	1,216	NOK	9,719	—
10/4/2016	USD	1,216	NOK	9,719	—
10/4/2016	USD	1,216	NOK	9,719	—
10/4/2016	USD	64	NZD	88	—
10/4/2016	USD	787	NZD	1,082	—
10/4/2016	USD	1,027	NZD	1,412	—
10/4/2016	USD	1,027	NZD	1,412	—
10/4/2016	USD	1,027	NZD	1,412	—
10/4/2016	USD	1,027	NZD	1,412	—
10/4/2016	USD	330	PHP	15,983	—
10/4/2016	USD	24,511	PHP	1,187,048	(25)
10/4/2016	USD	519	SEK	4,422	(3)
10/4/2016	USD	8,366	SEK	71,673	—
10/4/2016	USD	8,366	SEK	71,671	—
10/4/2016	USD	6,375	SEK	54,616	—
10/4/2016	USD	8,366	SEK	71,671	—
10/4/2016	USD	8,366	SEK	71,673	—
10/4/2016	USD	122	TRY	364	(1)
10/4/2016	USD	1,965	TRY	5,898	—
10/4/2016	USD	1,965	TRY	5,898	—
10/4/2016	USD	1,965	TRY	5,898	—
10/4/2016	USD	1,501	TRY	4,504	—
10/4/2016	USD	1,965	TRY	5,897	—
10/5/2016	BRL	8,140	USD	2,494	(10)
10/5/2016	BRL	8,140	USD	2,488	(17)
10/5/2016	BRL	6,205	USD	1,899	(10)
10/5/2016	BRL	8,140	USD	2,492	(12)
10/5/2016	BRL	8,140	USD	2,494	(11)
10/5/2016	CAD	48,965	USD	37,326	68
10/5/2016	CAD	48,967	USD	37,326	67
10/5/2016	CAD	37,323	USD	28,441	42
10/5/2016	CAD	48,965	USD	37,326	69
10/5/2016	CAD	48,967	USD	37,326	$67
10/5/2016	CLP	486,798	USD	715	(24)
10/5/2016	CLP	486,798	USD	715	(24)
10/5/2016	CLP	486,798	USD	715	(24)
10/5/2016	CLP	370,896	USD	545	(18)
10/5/2016	CLP	486,798	USD	715	(24)
10/5/2016	IDR	120,417,101	USD	9,010	(254)
10/5/2016	ILS	16,507	USD	4,365	(34)
10/5/2016	ILS	16,506	USD	4,365	(34)
10/5/2016	ILS	16,507	USD	4,365	(34)
10/5/2016	ILS	12,574	USD	3,327	(24)
10/5/2016	ILS	16,506	USD	4,365	(34)
10/5/2016	INR	75,562	USD	1,122	(12)
10/5/2016	JPY	2,381,983	USD	23,063	(460)
10/5/2016	JPY	2,381,912	USD	23,063	(460)
10/5/2016	JPY	1,814,445	USD	17,574	(344)
10/5/2016	JPY	2,381,921	USD	23,063	(460)
10/5/2016	JPY	2,382,142	USD	23,063	(462)
10/5/2016	MXN	140,433	USD	7,421	166
10/5/2016	MXN	140,461	USD	7,421	164
10/5/2016	MXN	140,460	USD	7,421	164
10/5/2016	MXN	106,990	USD	5,657	129
10/5/2016	MXN	140,466	USD	7,421	164
10/5/2016	SGD	57,725	USD	42,342	4
10/5/2016	SGD	57,714	USD	42,342	12
10/5/2016	SGD	43,976	USD	32,263	9
10/5/2016	SGD	57,714	USD	42,342	12
10/5/2016	SGD	57,718	USD	42,342	9
10/5/2016	THB	1,168,809	USD	33,717	34
10/5/2016	TWD	294,724	USD	9,303	(106)
10/5/2016	USD	152	BRL	494	—
10/5/2016	USD	2,473	BRL	8,036	(1)
10/5/2016	USD	2,473	BRL	8,036	—
10/5/2016	USD	2,475	BRL	8,036	(2)
10/5/2016	USD	1,886	BRL	6,127	—
10/5/2016	USD	2,473	BRL	8,036	(1)
10/5/2016	USD	2,288	CAD	3,013	4
10/5/2016	USD	36,845	CAD	48,421	(1)
10/5/2016	USD	36,845	CAD	48,423	—
10/5/2016	USD	36,845	CAD	48,425	2
10/5/2016	USD	28,077	CAD	36,900	—
10/5/2016	USD	36,845	CAD	48,425	1
10/5/2016	USD	44	CLP	29,213	—
10/5/2016	USD	729	CLP	480,663	—
10/5/2016	USD	729	CLP	480,663	—
10/5/2016	USD	730	CLP	480,663	(1)
10/5/2016	USD	556	CLP	366,223	—
10/5/2016	USD	729	CLP	480,663	—
10/5/2016	USD	117	IDR	1,526,586	—
10/5/2016	USD	9,149	IDR	118,890,515	(2)
10/5/2016	USD	268	ILS	1,005	—
10/5/2016	USD	4,308	ILS	16,163	—
10/5/2016	USD	4,308	ILS	16,167	1
10/5/2016	USD	4,308	ILS	16,165	—
10/5/2016	USD	3,287	ILS	12,331	—
10/5/2016	USD	4,308	ILS	16,164	—
10/5/2016	USD	15	INR	966	—
10/5/2016	USD	1,119	INR	74,596	—

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/5/2016	USD	1,414	JPY	141,898	$(13)
10/5/2016	USD	22,766	JPY	2,305,330	—
10/5/2016	USD	22,766	JPY	2,305,424	1
10/5/2016	USD	17,348	JPY	1,756,787	1
10/5/2016	USD	22,766	JPY	2,305,467	2
10/5/2016	USD	22,766	JPY	2,305,467	2
10/5/2016	USD	455	MXN	9,036	12
10/5/2016	USD	7,326	MXN	141,795	—
10/5/2016	USD	7,326	MXN	141,791	(1)
10/5/2016	USD	7,326	MXN	141,806	—
10/5/2016	USD	5,582	MXN	108,047	—
10/5/2016	USD	7,326	MXN	141,780	(1)
10/5/2016	USD	2,595	SGD	3,528	(7)
10/5/2016	USD	41,797	SGD	56,984	(3)
10/5/2016	USD	41,797	SGD	56,972	(12)
10/5/2016	USD	31,848	SGD	43,420	(2)
10/5/2016	USD	41,797	SGD	56,983	(4)
10/5/2016	USD	41,797	SGD	56,987	(1)
10/5/2016	USD	436	THB	15,088	(1)
10/5/2016	USD	33,268	THB	1,153,721	(20)
10/5/2016	USD	119	TWD	3,745	—
10/5/2016	USD	9,273	TWD	290,979	17
10/5/2016	USD	747	ZAR	10,214	(4)
10/5/2016	USD	12,039	ZAR	165,590	1
10/5/2016	USD	12,039	ZAR	165,641	4
10/5/2016	USD	9,173	ZAR	126,083	(6)
10/5/2016	USD	12,039	ZAR	165,587	—
10/5/2016	USD	12,039	ZAR	165,555	(2)
10/5/2016	ZAR	180,605	USD	12,195	(936)
10/5/2016	ZAR	180,602	USD	12,195	(936)
10/5/2016	ZAR	180,623	USD	12,195	(938)
10/5/2016	ZAR	137,741	USD	9,296	(719)
10/5/2016	ZAR	180,600	USD	12,195	(936)
10/6/2016	MYR	125,926	USD	30,913	507
10/6/2016	USD	398	MYR	1,644	(1)
10/6/2016	USD	29,984	MYR	124,282	26
10/13/2016	CNY	64,662	USD	9,657	(25)
10/13/2016	USD	125	CNY	831	—
10/13/2016	USD	9,558	CNY	63,831	—
11/2/2016	AUD	94,626	USD	72,368	(1)
11/2/2016	AUD	72,105	USD	55,142	(2)
11/2/2016	AUD	94,630	USD	72,368	(3)
11/2/2016	AUD	94,622	USD	72,368	2
11/2/2016	AUD	94,627	USD	72,368	(2)
11/2/2016	CHF	6,658	USD	6,880	—
11/2/2016	CHF	6,659	USD	6,880	(1)
11/2/2016	CHF	6,659	USD	6,880	(1)
11/2/2016	CHF	5,076	USD	5,245	—
11/2/2016	CHF	6,659	USD	6,880	(1)
11/2/2016	EUR	65,173	USD	73,339	(4)
11/2/2016	EUR	65,170	USD	73,339	(1)
11/2/2016	EUR	49,658	USD	55,879	(4)
11/2/2016	EUR	65,171	USD	73,339	(2)
11/2/2016	EUR	65,176	USD	73,339	(7)
11/2/2016	GBP	19,461	USD	25,293	(2)
11/2/2016	GBP	19,459	USD	25,293	—
11/2/2016	GBP	19,459	USD	25,293	—
11/2/2016	GBP	14,829	USD	19,273	(1)
11/2/2016	GBP	19,459	USD	25,293	$—
11/2/2016	HKD	1,546,718	USD	199,456	(24)
11/2/2016	HKD	1,546,667	USD	199,456	(17)
11/2/2016	HKD	1,546,631	USD	199,456	(13)
11/2/2016	HKD	1,178,374	USD	151,967	(8)
11/2/2016	HKD	1,546,626	USD	199,456	(12)
11/2/2016	ILS	16,080	USD	4,288	—
11/2/2016	ILS	16,085	USD	4,288	(1)
11/2/2016	ILS	12,263	USD	3,270	—
11/2/2016	ILS	16,084	USD	4,288	(1)
11/2/2016	ILS	16,081	USD	4,288	—
11/2/2016	JPY	2,398,503	USD	23,712	(2)
11/2/2016	JPY	2,398,563	USD	23,712	(2)
11/2/2016	JPY	2,398,518	USD	23,712	(2)
11/2/2016	JPY	1,827,953	USD	18,071	(2)
11/2/2016	JPY	2,398,577	USD	23,712	(2)
11/2/2016	NOK	10,070	USD	1,260	—
11/2/2016	NOK	10,070	USD	1,260	—
11/2/2016	NOK	7,680	USD	961	—
11/2/2016	NOK	10,070	USD	1,260	—
11/2/2016	NOK	10,070	USD	1,260	—
11/2/2016	NZD	1,370	USD	995	—
11/2/2016	NZD	1,370	USD	995	—
11/2/2016	NZD	1,049	USD	762	—
11/2/2016	NZD	1,370	USD	995	—
11/2/2016	NZD	1,370	USD	995	—
11/2/2016	SEK	70,268	USD	8,214	—
11/2/2016	SEK	70,267	USD	8,214	—
11/2/2016	SEK	70,269	USD	8,214	—
11/2/2016	SEK	53,565	USD	6,261	—
11/2/2016	SEK	70,274	USD	8,214	—
11/2/2016	TRY	6,207	USD	2,056	—
11/2/2016	TRY	4,730	USD	1,567	—
11/2/2016	TRY	6,207	USD	2,056	—
11/2/2016	TRY	6,209	USD	2,056	(1)
11/2/2016	TRY	6,206	USD	2,056	—
11/3/2016	CAD	48,103	USD	36,611	—
11/3/2016	CAD	48,105	USD	36,611	(1)
11/3/2016	CAD	48,108	USD	36,611	(3)
11/3/2016	CAD	36,654	USD	27,895	(2)
11/3/2016	CAD	48,108	USD	36,611	(3)
11/3/2016	CNY	63,028	USD	9,416	(7)
11/3/2016	IDR	117,097,158	USD	8,981	(2)
11/3/2016	INR	64,434	USD	963	—
11/3/2016	MYR	126,328	USD	30,441	(45)
11/3/2016	PHP	1,195,757	USD	24,599	(41)
11/3/2016	SGD	58,364	USD	42,816	—
11/3/2016	SGD	58,352	USD	42,816	9
11/3/2016	SGD	44,473	USD	32,622	(3)
11/3/2016	SGD	58,365	USD	42,816	(1)
11/3/2016	SGD	58,366	USD	42,816	(2)
11/3/2016	THB	1,110,182	USD	31,998	17
11/3/2016	TWD	287,225	USD	9,167	(21)
11/3/2016	ZAR	171,493	USD	12,399	(1)
11/3/2016	ZAR	171,549	USD	12,399	(5)
11/3/2016	ZAR	130,598	USD	9,447	4
11/3/2016	ZAR	171,501	USD	12,399	(2)
11/3/2016	ZAR	171,457	USD	12,399	2

See Notes to Financial Statements.

70	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
11/4/2016	BRL	8,254	USD	2,518	$—
11/4/2016	BRL	8,254	USD	2,519	1
11/4/2016	BRL	8,254	USD	2,521	3
11/4/2016	BRL	6,290	USD	1,919	1
11/4/2016	BRL	8,254	USD	2,519	1
11/4/2016	CLP	479,059	USD	726	1
11/4/2016	CLP	479,059	USD	725	—
11/4/2016	CLP	479,059	USD	726	1
11/4/2016	CLP	365,000	USD	553	—
11/4/2016	CLP	479,059	USD	725	—
11/4/2016	MXN	135,761	USD	6,990	—
11/4/2016	MXN	135,760	USD	6,990	—
11/4/2016	MXN	103,487	USD	5,328	—
11/4/2016	MXN	135,777	USD	6,990	(1)
11/4/2016	MXN	135,753	USD	6,990	—
					$(13,747)

CURRENCY LEGEND

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

CLP – Chilean peso

CNY – Chinese yuan

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

ILS – Israeli New shekel

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PHP – Philippine peso

SEK – Swedish krona

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish New lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	71

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 10.1%
Amcor Ltd.	181,674	$2,106,245
BHP Billiton Ltd.	230,195	3,942,389
Rio Tinto Ltd.	116,485	4,600,525
Telstra Corp., Ltd.	789,919	3,131,236
Wesfarmers Ltd.	94,572	3,191,572
Woodside Petroleum Ltd.	158,201	3,464,833
Woolworths Ltd.	189,030	3,366,128

Total Australia		23,802,928
Belgium – 0.8%
Anheuser-Busch InBev N.V.	14,483	1,897,781
China – 1.3%
CNOOC Ltd.	2,514,000	3,118,210
Denmark – 1.6%
AP Moeller – Maersk A/S Class B	1,539	2,257,651
Coloplast A/S Class B	19,982	1,550,079

Total Denmark		3,807,730
Finland – 3.2%
Fortum Oyj	290,022	4,686,827
Nokia Oyj	509,772	2,956,070

Total Finland		7,642,897
France – 11.3%
Capgemini S.A.	9,532	933,878
Carrefour S.A.	61,858	1,603,387
Electricite de France S.A.(a)	414,397	5,043,524
Engie S.A.	257,751	3,994,419
Orange S.A.	133,317	2,087,016
Sanofi	28,464	2,163,658
TOTAL S.A.(a)	67,567	3,202,044
Vivendi S.A.	381,470	7,695,093

Total France		26,723,019
Germany – 10.1%
BASF SE	31,115	2,661,341
Bayer AG Registered Shares	16,570	1,665,309
Bayerische Motoren Werke AG	29,902	2,513,905
Daimler AG Registered Shares	46,243	3,258,906
Deutsche Telekom AG Registered Shares	120,447	2,019,546
E.ON SE	339,612	2,409,776
Evonik Industries AG	84,002	2,841,012
SAP SE	11,740	1,067,611
Siemens AG Registered Shares	19,859	2,325,488
Telefonica Deutschland Holding AG	783,809	3,154,305
Uniper SE*	10	123

Total Germany		23,917,322
Israel – 0.6%
Teva Pharmaceutical Industries Ltd.	27,003	1,294,699
Italy – 3.4%
Atlantia SpA	81,439	$2,067,463
Eni SpA(a)	215,652	3,106,923
Snam SpA	504,069	2,796,110

Total Italy		7,970,496
Japan – 11.5%
Bridgestone Corp.	56,700	2,075,053
Canon, Inc.	91,900	2,653,134
Daiichi Sankyo Co., Ltd.	65,200	1,554,910
Fuji Heavy Industries Ltd.	53,500	1,983,829
Hitachi Ltd.	289,000	1,337,337
ITOCHU Corp.	162,400	2,023,886
Kyocera Corp.	21,400	1,019,229
Mitsui & Co., Ltd.	226,800	3,114,259
Murata Manufacturing Co., Ltd.	7,850	1,010,077
Nissan Motor Co., Ltd.	214,600	2,082,530
Sumitomo Corp.(a)	255,100	2,828,986
Takeda Pharmaceutical Co., Ltd.	50,300	2,395,664
Toyota Motor Corp.	39,445	2,251,051
Yahoo Japan Corp.	216,800	860,649

Total Japan		27,190,594
Norway – 2.7%
Statoil ASA	188,960	3,165,765
Telenor ASA	189,776	3,255,420

Total Norway		6,421,185
Singapore – 1.1%
Singapore Telecommunications Ltd.	906,900	2,640,649
Spain – 8.6%
Abertis Infraestructuras S.A.(a)	184,931	2,880,461
Amadeus IT Group S.A.	22,791	1,138,989
Ferrovial S.A.	105,425	2,245,132
Gas Natural SDG S.A.	148,290	3,048,831
Iberdrola S.A.	379,993	2,584,423
Repsol S.A.	283,182	3,842,747
Telefonica S.A.	457,859	4,638,596

Total Spain		20,379,179
Sweden – 3.1%
Hennes & Mauritz AB Class B	72,249	2,040,790
Telefonaktiebolaget LM Ericsson Class B	441,000	3,188,826
Telia Co. AB	491,455	2,203,901

Total Sweden		7,433,517
Switzerland – 6.8%
Givaudan S.A. Registered Shares	854	1,741,652
Kuehne + Nagel International AG Registered Shares	14,616	2,125,909
LafargeHolcim Ltd. Registered Shares*	43,505	2,356,109
Nestle S.A. Registered Shares	23,709	1,872,214
Novartis AG Registered Shares	24,567	1,936,165
Roche Holding AG Bearer Shares	6,847	1,700,096
Swisscom AG Registered Shares	5,609	2,671,421
Syngenta AG Registered Shares	4,033	1,768,130

Total Switzerland		16,171,696

See Notes to Financial Statements.

72	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2016

Investments	Shares	Value
United Kingdom – 23.1%
AstraZeneca PLC	48,202	$3,133,224
BAE Systems PLC	362,935	2,470,411
BHP Billiton PLC	314,429	4,748,153
BP PLC	828,891	4,845,282
British American Tobacco PLC	35,081	2,246,612
Centrica PLC	1,159,308	3,436,557
Diageo PLC	68,405	1,964,208
GlaxoSmithKline PLC	157,414	3,359,619
Imperial Brands PLC	41,716	2,153,203
ITV PLC	1,439,529	3,500,543
National Grid PLC	177,468	2,517,397
Rio Tinto PLC	153,192	5,123,162
Royal Dutch Shell PLC Class A	167,965	4,176,090
Sky PLC	147,103	1,708,316
SSE PLC	150,584	3,067,143
Unilever N.V. CVA	39,266	1,812,522
Unilever PLC	37,481	1,779,296
Vodafone Group PLC	917,314	2,642,353

Total United Kingdom		54,684,091
TOTAL COMMON STOCKS (Cost: $264,710,304)		235,095,993
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree International LargeCap Dividend Fund(b)
(Cost: $748,631)	17,617	761,935
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $196,705)(d)	196,705	196,705
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $265,655,640)		236,054,633
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		771,370

NET ASSETS – 100.0%		$236,826,003
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $274,076 and the total market value of the collateral held by the Fund was $294,717. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $98,012. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	73

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 7.5%
Adelaide Brighton Ltd.	75,021	$318,051
Amcor Ltd.	60,249	698,499
AMP Ltd.	188,700	762,446
Ansell Ltd.	8,964	157,636
APN Outdoor Group Ltd.	24,763	104,224
ASX Ltd.	12,898	475,349
Aurizon Holdings Ltd.	157,845	567,717
Australia & New Zealand Banking Group Ltd.	218,685	4,623,846
Bank of Queensland Ltd.	53,531	465,768
Bendigo & Adelaide Bank Ltd.	58,498	482,126
BHP Billiton Ltd.	223,852	3,833,757
Boral Ltd.	55,160	284,926
Brambles Ltd.	68,038	623,752
Brickworks Ltd.	31,660	337,736
Caltex Australia Ltd.	14,882	390,055
Coca-Cola Amatil Ltd.	64,160	503,259
Commonwealth Bank of Australia	105,249	5,831,228
Crown Resorts Ltd.	37,347	374,681
CSL Ltd.	10,700	876,135
ERM Power Ltd.	77,708	68,981
Flight Centre Travel Group Ltd.(a)	8,512	236,972
Harvey Norman Holdings Ltd.	38,022	151,301
Healthscope Ltd.	61,695	144,941
Incitec Pivot Ltd.	92,642	199,922
Insurance Australia Group Ltd.	218,925	916,402
IOOF Holdings Ltd.(a)	52,038	345,258
IRESS Ltd.	13,993	126,356
JB Hi-Fi Ltd.	12,361	274,035
Macquarie Group Ltd.	19,680	1,234,027
National Australia Bank Ltd.	210,669	4,493,049
Perpetual Ltd.	8,353	298,513
Platinum Asset Management Ltd.	61,975	238,555
Premier Investments Ltd.	11,423	135,580
Primary Health Care Ltd.	91,594	277,566
QBE Insurance Group Ltd.	49,081	348,925
REA Group Ltd.	3,096	133,742
Regis Healthcare Ltd.(a)	47,056	157,002
Rio Tinto Ltd.	31,758	1,254,268
Sonic Healthcare Ltd.	30,170	508,158
Star Entertainment Grp Ltd. (The)	54,561	251,352
Suncorp Group Ltd.	114,592	1,061,945
Tabcorp Holdings Ltd.	83,015	316,366
Tatts Group Ltd.	154,154	430,577
Telstra Corp., Ltd.	825,599	3,272,672
Treasury Wine Estates Ltd.	17,212	145,413
Wesfarmers Ltd.	76,589	2,584,690
Westpac Banking Corp.	230,707	5,209,949
Woodside Petroleum Ltd.	67,651	1,481,656
Woolworths Ltd.	97,763	1,740,902

Total Australia		49,750,266
Austria – 0.4%
Andritz AG	5,066	$275,863
Oesterreichische Post AG*	12,293	435,445
OMV AG	20,971	603,792
UNIQA Insurance Group AG	35,533	231,006
Verbund AG	24,432	407,732
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,527	152,851
Voestalpine AG	9,556	330,762

Total Austria		2,437,451
Belgium – 1.8%
Ageas	17,577	641,282
Anheuser-Busch InBev N.V.	60,315	7,903,381
Bekaert S.A.	5,091	232,741
D’ieteren S.A./N.V.	4,562	212,479
Ion Beam Applications	2,800	142,228
Melexis N.V.	3,300	236,939
Proximus SADP	31,761	948,899
Solvay S.A.	4,521	523,058
UCB S.A.	8,472	655,319
Umicore S.A.	7,758	486,751

Total Belgium		11,983,077
China – 3.0%
China Merchants Port Holdings Co., Ltd.	145,774	388,119
China Mobile Ltd.	738,981	8,941,956
China Overseas Land & Investment Ltd.	241,175	817,811
China Power International Development Ltd.	1,153,400	443,161
China Resources Power Holdings Co., Ltd.	346,000	596,002
China South City Holdings Ltd.	884,000	196,041
China Unicom Hong Kong Ltd.	643,588	772,543
CITIC Ltd.	725,000	1,033,851
CNOOC Ltd.	2,880,700	3,573,042
Dah Chong Hong Holdings Ltd.	334,000	134,789
Far East Horizon Ltd.	176,000	166,107
Fosun International Ltd.	124,487	186,828
Guangdong Investment Ltd.	158,000	250,976
Lenovo Group Ltd.	881,003	583,856
Shenzhen Investment Ltd.	782,000	372,047
Sino-Ocean Group Holding Ltd.	672,500	309,546
Sun Art Retail Group Ltd.(a)	586,000	404,219
Yuexiu Property Co., Ltd.	1,720,000	270,554

Total China		19,441,448
Denmark – 1.0%
AP Moeller – Maersk A/S Class B	364	533,973
Chr Hansen Holding A/S	7,030	418,026
Coloplast A/S Class B	7,652	593,595
Danske Bank A/S	32,601	951,567
FLSmidth & Co. A/S(a)	2,185	82,177
Novo Nordisk A/S Class B	44,210	1,837,538
Novozymes A/S Class B	7,837	344,778
Pandora A/S	4,252	514,017
Tryg A/S	31,031	622,873
Vestas Wind Systems A/S	5,790	476,678

Total Denmark		6,375,222

See Notes to Financial Statements.

74	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2016

Investments	Shares	Value
Finland – 1.4%
Elisa Oyj	16,582	$611,782
Fortum Oyj	71,236	1,151,191
Kesko Oyj Class B	3,047	140,393
Kone Oyj Class B	20,547	1,043,008
Konecranes Oyj	6,441	228,299
Lassila & Tikanoja Oyj	12,229	237,066
Metso Oyj	9,619	280,731
Neste Oyj	13,660	582,421
Nokia Oyj	343,347	1,991,003
Nokian Renkaat Oyj	7,772	283,424
Sampo Oyj Class A	27,740	1,234,499
Stora Enso Oyj Class R	43,894	389,938
Tieto Oyj	4,675	147,631
UPM-Kymmene Oyj	34,153	721,566
Wartsila Oyj Abp	7,029	316,521

Total Finland		9,359,473
France – 10.9%
Accor S.A.	11,950	474,192
Aeroports de Paris	4,238	420,448
Air Liquide S.A.	11,229	1,204,498
Airbus Group SE	18,704	1,131,693
Amundi S.A.(b)	6,877	359,369
Arkema S.A.	3,833	354,940
Atos SE	1,414	152,422
AXA S.A.	139,028	2,959,179
BNP Paribas S.A.	61,522	3,164,466
Bourbon Corp.(a)	5,915	68,932
Bouygues S.A.	21,638	717,224
Bureau Veritas S.A.	12,443	267,014
Capgemini S.A.	6,222	609,587
Carrefour S.A.	29,305	759,599
Casino Guichard Perrachon S.A.	5,931	288,606
Christian Dior SE	4,414	791,440
Cie de Saint-Gobain	25,541	1,104,204
Cie Generale des Etablissements Michelin	7,031	777,976
CNP Assurances	44,144	741,903
Credit Agricole S.A.	219,878	2,169,034
Danone S.A.	21,115	1,567,303
Dassault Systemes	1,662	144,247
Edenred	13,739	321,381
Eiffage S.A.	4,181	324,956
Electricite de France S.A.(a)	221,139	2,691,428
Elior Group(b)	5,582	127,845
Engie S.A.	202,858	3,143,732
Essilor International S.A.	4,402	567,912
Eutelsat Communications S.A.	19,045	394,453
Havas S.A.	15,011	126,925
Hermes International	755	307,358
ICADE	1,701	132,721
Imerys S.A.	4,162	300,701
IPSOS	5,371	175,464
Kering	3,725	751,624
Klepierre	14,105	$646,729
Korian S.A.	3,921	126,266
L’Oreal S.A.	13,563	2,562,197
Legrand S.A.	5,935	350,029
LVMH Moet Hennessy Louis Vuitton SE	15,507	2,645,383
Metropole Television S.A.	17,763	320,591
Natixis S.A.	288,911	1,347,090
Neopost S.A.	4,116	111,152
Nexity S.A.*	6,363	336,013
Orange S.A.	129,526	2,027,669
Pernod Ricard S.A.	6,390	756,527
Publicis Groupe S.A.	6,486	490,693
Rallye S.A.(a)	8,469	138,955
Remy Cointreau S.A.	2,614	223,170
Renault S.A.	13,286	1,092,039
Rexel S.A.	19,805	303,695
Safran S.A.	10,721	771,089
Sanofi	60,935	4,631,903
Sartorius Stedim Biotech	1,860	139,693
Schneider Electric SE	24,446	1,704,938
SCOR SE	17,378	540,378
Societe Generale S.A.	57,701	1,995,910
Sodexo S.A.	5,585	665,301
Sopra Steria Group	973	114,212
Suez	29,161	481,572
Technip S.A.	5,828	358,062
Teleperformance	1,440	153,623
Television Francaise 1(a)	19,653	190,603
Thales S.A.	9,308	857,643
TOTAL S.A.	167,632	7,944,189
Unibail-Rodamco SE	4,688	1,264,410
Valeo S.A.	8,776	512,158
Veolia Environnement S.A.	23,950	551,758
Vinci S.A.	26,818	2,053,005
Vivendi S.A.	189,272	3,818,035

Total France		71,821,456
Germany – 7.5%
adidas AG	5,221	906,507
Allianz SE Registered Shares	25,290	3,754,401
AURELIUS Equity Opportunities SE & Co. KGaA	1,995	125,954
Axel Springer SE	2,305	118,069
BASF SE	38,263	3,272,727
Bayer AG Registered Shares	24,715	2,483,893
Bayerische Motoren Werke AG	31,285	2,630,176
Beiersdorf AG	5,932	559,643
Brenntag AG	5,916	323,146
Continental AG	5,533	1,163,696
Daimler AG Registered Shares	67,705	4,771,408
Deutsche Boerse AG*	10,764	872,769
Deutsche Lufthansa AG Registered Shares	9,489	105,624
Deutsche Post AG Registered Shares	48,340	1,511,307
Deutsche Telekom AG Registered Shares	213,273	3,575,969
Deutsche Wohnen AG Bearer Shares	3,833	139,370

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2016

Investments	Shares	Value
E.ON SE	128,668	$912,986
Evonik Industries AG	25,745	870,716
Fielmann AG	7,408	603,987
Fraport AG Frankfurt Airport Services Worldwide	4,260	233,074
Freenet AG	17,076	499,420
Fresenius Medical Care AG & Co. KGaA	5,882	514,009
Fresenius SE & Co. KGaA	9,448	753,960
GEA Group AG	8,120	450,879
Hannover Rueck SE	7,019	752,037
Henkel AG & Co. KGaA	6,429	748,501
Hugo Boss AG	4,767	263,706
Infineon Technologies AG	25,878	461,817
K+S AG Registered Shares(a)	5,618	106,604
LEG Immobilien AG*	1,383	132,404
Linde AG	4,534	770,920
MAN SE	5,663	597,205
Merck KGaA	4,267	459,913
METRO AG	3,858	114,851
MTU Aero Engines AG	2,821	285,480
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	9,907	1,848,159
ProSiebenSat.1 Media SE	14,377	615,900
SAP SE	29,983	2,726,591
Siemens AG Registered Shares	40,424	4,733,649
Software AG	5,260	222,940
STADA Arzneimittel AG	2,398	133,288
Suedzucker AG	6,493	180,487
Symrise AG	7,307	535,643
Talanx AG	15,743	480,249
Telefonica Deutschland Holding AG	232,557	935,886
TUI AG	25,896	369,158
United Internet AG Registered Shares	8,060	356,743
VTG AG	3,896	110,553
Wacker Chemie AG	1,891	159,383
Wirecard AG(a)	3,417	177,601

Total Germany		49,433,358
Hong Kong – 3.0%
AIA Group Ltd.	193,565	1,286,532
Bank of East Asia Ltd. (The)(a)	129,458	524,946
BOC Hong Kong Holdings Ltd.	614,444	2,075,624
Cathay Pacific Airways Ltd.(a)	122,000	169,882
CLP Holdings Ltd.	153,500	1,586,269
Dah Sing Banking Group Ltd.	118,400	212,193
Dah Sing Financial Holdings Ltd.	34,800	228,382
Galaxy Entertainment Group Ltd.	37,000	139,300
Hang Lung Group Ltd.	44,000	167,355
Hang Lung Properties Ltd.	287,000	645,347
Hang Seng Bank Ltd.	113,000	2,017,870
Henderson Land Development Co., Ltd.	122,983	729,404
Hong Kong & China Gas Co., Ltd.	434,312	819,800
Hong Kong Exchanges and Clearing Ltd.	29,600	777,787
MTR Corp., Ltd.	268,500	1,478,214
New World Development Co., Ltd.	549,000	713,506
Power Assets Holdings Ltd.	124,000	$1,208,672
Sino Land Co., Ltd.	188,400	333,273
SJM Holdings Ltd.	674,760	495,894
Sun Hung Kai Properties Ltd.	100,000	1,509,809
Swire Pacific Ltd. Class B	127,500	247,900
Swire Properties Ltd.	231,000	676,087
Television Broadcasts Ltd.	99,300	378,971
Wharf Holdings Ltd. (The)	158,000	1,149,969
Wheelock & Co., Ltd.	67,000	395,213

Total Hong Kong		19,968,199
Ireland – 0.3%
C&C Group PLC	36,344	150,712
CRH PLC	21,966	734,761
DCC PLC	5,964	544,243
Kerry Group PLC Class A	5,507	458,959
Paddy Power Betfair PLC	2,732	309,171

Total Ireland		2,197,846
Israel – 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	318,816	600,653
Delek Automotive Systems Ltd.	47,968	419,325
Delek Group Ltd.	691	143,537
Gazit-Globe Ltd.	53,296	545,020
Harel Insurance Investments & Financial Services Ltd.	34,763	125,540
Israel Chemicals Ltd.	78,431	305,187
Migdal Insurance & Financial Holding Ltd.*	199,909	129,948
Teva Pharmaceutical Industries Ltd.	33,663	1,614,023

Total Israel		3,883,233
Italy – 3.0%
A2A SpA	88,808	125,452
ACEA SpA	9,278	116,674
Assicurazioni Generali SpA	74,248	906,157
ASTM SpA	28,772	313,963
Atlantia SpA	49,878	1,266,235
Banca Generali SpA	20,738	398,056
Banca Mediolanum SpA	61,527	407,950
Banca Popolare di Milano SCARL	923,880	370,865
Davide Campari-Milano SpA	16,637	187,527
Enel SpA	517,493	2,307,625
Eni SpA(a)	252,331	3,635,362
ERG SpA	22,627	259,622
FinecoBank Banca Fineco SpA	30,079	174,253
Intesa Sanpaolo SpA	1,142,976	2,535,557
Intesa Sanpaolo SpA RSP	54,896	114,994
Luxottica Group SpA	15,880	758,810
MARR SpA	14,240	285,492
Poste Italiane SpA(b)	46,061	316,015
Prysmian SpA	6,341	166,179
RAI Way SpA(b)	27,768	112,340
Saras SpA	114,104	181,446
Snam SpA	279,523	1,550,536
Societa Iniziative Autostradali e Servizi SpA	31,512	301,012

See Notes to Financial Statements.

76	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2016

Investments	Shares	Value
Telecom Italia SpA RSP*	341,836	$232,030
Terna Rete Elettrica Nazionale SpA	162,054	835,550
Tod’s SpA(a)	1,676	88,505
TREVI – Finanziaria Industriale SpA*(a)	63,066	86,749
UniCredit SpA	496,217	1,155,448
UnipolSai SpA	222,832	362,606

Total Italy		19,553,010
Japan – 16.9%
Aeon Co., Ltd.	30,200	444,061
Aichi Steel Corp.	3,900	196,415
Air Water, Inc.	8,000	149,785
Aisin Seiki Co., Ltd.	8,000	363,008
Ajinomoto Co., Inc.	8,700	192,660
Altech Corp.	6,000	130,766
Amada Holdings Co., Ltd.	32,100	330,938
ANA Holdings, Inc.(a)	91,000	245,956
Aomori Bank Ltd. (The)(a)	45,000	142,201
Aozora Bank Ltd.	193,000	661,344
Arcland Sakamoto Co., Ltd.	11,100	123,754
Asahi Glass Co., Ltd.	22,000	141,214
Asahi Holdings, Inc.	5,500	93,473
Asahi Kasei Corp.	57,000	450,754
Astellas Pharma, Inc.	67,800	1,053,506
Azbil Corp.	7,500	225,152
Bank of Kyoto Ltd. (The)(a)	35,000	253,691
Bank of Saga Ltd. (The)	56,000	137,145
Belluna Co., Ltd.(a)	38,100	234,398
Bridgestone Corp.	26,100	955,183
Brother Industries Ltd.	20,700	359,973
Canon, Inc.	77,200	2,228,748
Casio Computer Co., Ltd.(a)	7,900	109,452
Chiba Bank Ltd. (The)	30,000	168,864
Chofu Seisakusho Co., Ltd.	4,800	125,137
Chugai Pharmaceutical Co., Ltd.	12,600	452,289
Clarion Co., Ltd.	45,000	132,869
COOKPAD, Inc.(a)	9,200	87,580
Dai-ichi Life Insurance Co., Ltd. (The)	40,333	546,257
Daido Steel Co., Ltd.	35,000	159,334
Daiichi Jitsugyo Co., Ltd.	26,000	141,214
Daiichi Sankyo Co., Ltd.	39,200	934,854
Daikin Industries Ltd.	6,400	590,988
Daito Trust Construction Co., Ltd.	3,800	606,972
Daiwa House Industry Co., Ltd.	21,200	576,869
Daiwa Securities Group, Inc.	102,000	568,497
DeNA Co., Ltd.	5,800	209,342
Denka Co., Ltd.	53,000	227,670
Denso Corp.	30,600	1,208,710
Dentsu, Inc.	2,500	126,154
Disco Corp.	1,200	140,898
Dynam Japan Holdings Co., Ltd.	143,200	204,573
East Japan Railway Co.	7,300	654,560
Eisai Co., Ltd.	7,800	484,260
Electric Power Development Co., Ltd.	10,600	253,106
en-japan, Inc.(a)	6,700	$144,235
FANUC Corp.	8,100	1,360,598
Fast Retailing Co., Ltd.	1,400	446,413
France Bed Holdings Co., Ltd.	35,300	306,411
Fuji Heavy Industries Ltd.	29,500	1,093,887
FUJIFILM Holdings Corp.	15,000	550,733
Future Corp.	24,200	179,472
Gurunavi, Inc.	8,100	221,327
Hamamatsu Photonics K.K.	4,500	137,091
Heiwa Real Estate Co., Ltd.	10,300	147,383
Hirose Electric Co., Ltd.	1,000	130,351
Hitachi Construction Machinery Co., Ltd.(a)	19,100	377,039
Hitachi Ltd.	147,000	680,237
Honda Motor Co., Ltd.	62,200	1,773,589
Hoya Corp.	9,900	394,768
Hulic Co., Ltd.	12,200	123,488
Iida Group Holdings Co., Ltd.	10,400	207,866
Infomart Corp.(a)	12,300	141,991
Information Services International-Dentsu Ltd.	11,900	222,218
Internet Initiative Japan, Inc.(a)	9,100	170,111
Isuzu Motors Ltd.	36,000	419,316
ITOCHU Corp.	85,200	1,061,792
Japan Airlines Co., Ltd.	14,800	432,461
Japan Exchange Group, Inc.	24,500	378,635
Japan Post Holdings Co., Ltd.	57,800	720,895
Japan Post Insurance Co., Ltd.(a)	10,300	223,566
Japan Tobacco, Inc.	71,644	2,914,152
JFE Holdings, Inc.	22,400	323,176
JGC Corp.	15,300	263,650
Joyo Bank Ltd. (The)	33,000	139,801
JX Holdings, Inc.	111,200	447,040
kabu.com Securities Co., Ltd.	38,600	128,838
Kadokawa Dwango*	10,100	146,316
Kajima Corp.	30,000	208,562
Kaneka Corp.	16,000	125,611
Kansai Paint Co., Ltd.	6,300	137,055
Kao Corp.	3,300	185,457
Kawasaki Heavy Industries Ltd.	91,000	278,576
KDDI Corp.	75,300	2,316,294
Kirin Holdings Co., Ltd.	33,400	551,307
Komatsu Ltd.	42,800	969,990
Kubota Corp.	39,400	588,870
Kurabo Industries Ltd.	70,000	132,030
Kureha Corp.	3,400	123,725
Kyocera Corp.	11,700	557,242
Kyoei Steel Ltd.	9,000	169,486
Kyokuto Kaihatsu Kogyo Co., Ltd.(a)	12,300	140,898
Kyoritsu Maintenance Co., Ltd.(a)	1,700	105,426
Kyowa Hakko Kirin Co., Ltd.	18,300	286,612
Lawson, Inc.(a)	5,100	401,392
LIXIL Group Corp.	17,300	368,499
Maeda Corp.	17,000	143,702
Maeda Road Construction Co., Ltd.	7,000	124,495

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	77

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2016

Investments	Shares	Value
Makita Corp.	4,100	$289,893
Marubeni Corp.	104,800	533,495
Marui Group Co., Ltd.(a)	15,500	203,269
Matsui Securities Co., Ltd.(a)	31,400	254,884
Medipal Holdings Corp.	24,400	419,979
MegaChips Corp.(a)	10,500	214,220
Mitsubishi Chemical Holdings Corp.	62,300	386,480
Mitsubishi Corp.	75,400	1,701,368
Mitsubishi Electric Corp.	50,000	633,240
Mitsubishi Estate Co., Ltd.	20,000	372,883
Mitsubishi Gas Chemical Co., Inc.	15,500	220,565
Mitsubishi Heavy Industries Ltd.	93,000	384,894
Mitsubishi Materials Corp.	6,500	175,875
Mitsubishi Motors Corp.	54,500	252,412
Mitsubishi Tanabe Pharma Corp.	22,600	480,946
Mitsubishi UFJ Financial Group, Inc.	445,600	2,222,610
Mitsuboshi Belting Ltd.	15,000	126,796
Mitsui & Co., Ltd.	112,000	1,537,905
Mitsui Fudosan Co., Ltd.	14,000	295,235
Mitsui Mining & Smelting Co., Ltd.	82,000	170,049
Mitsui OSK Lines Ltd.	86,000	197,877
Mixi, Inc.(a)	6,400	229,734
Mizuho Financial Group, Inc.	1,039,400	1,730,537
Monex Group, Inc.(a)	56,600	131,907
MS&AD Insurance Group Holdings, Inc.	24,930	686,735
Murata Manufacturing Co., Ltd.	4,300	553,291
Nabtesco Corp.	4,900	137,664
Nexon Co., Ltd.	10,500	163,309
Nichiha Corp.	8,400	186,224
Nidec Corp.	4,000	365,852
Nippon Electric Glass Co., Ltd.	36,000	184,861
Nippon Express Co., Ltd.	68,000	315,608
Nippon Kayaku Co., Ltd.	12,000	128,574
Nippon Parking Development Co., Ltd.(a)	109,100	151,909
Nippon Steel & Sumikin Bussan Corp.	3,500	123,216
Nippon Steel & Sumitomo Metal Corp.	27,100	550,350
Nippon Telegraph & Telephone Corp.	64,800	2,952,523
Nishi-Nippon City Bank Ltd. (The)	102,000	216,057
Nissan Motor Co., Ltd.	174,900	1,697,272
Nissha Printing Co., Ltd.(a)	5,800	142,501
Nisshinbo Holdings, Inc.	12,500	122,945
Nitto Denko Corp.	3,600	231,290
Nomura Holdings, Inc.	138,100	608,368
Nomura Real Estate Holdings, Inc.	16,700	279,694
NS Solutions Corp.	7,100	123,259
NSK Ltd.	33,500	339,416
NTT Data Corp.	4,600	228,490
NTT DOCOMO, Inc.	114,455	2,895,706
Oji Holdings Corp.	44,000	172,932
Omron Corp.	5,400	192,238
Ono Pharmaceutical Co., Ltd.	4,400	121,943
Oracle Corp.	4,100	230,376
Oriental Land Co., Ltd.(a)	3,000	181,721
Otsuka Holdings Co., Ltd.	2,800	126,887
Outsourcing, Inc.(a)	2,600	$112,457
Pacific Industrial Co., Ltd.	12,500	142,201
Panasonic Corp.	59,200	585,774
Park24 Co., Ltd.	9,700	314,186
Pasco Corp.(a)	37,000	113,998
Pigeon Corp.	3,800	114,077
Pilot Corp.	2,600	107,579
Pocket Card Co., Ltd.	25,300	129,167
Pressance Corp.(a)	13,200	145,602
Qol Co., Ltd.	8,900	127,877
Resona Holdings, Inc.	152,200	634,711
Resorttrust, Inc.(a)	5,800	117,300
Ricoh Co., Ltd.	46,500	417,864
Sac’s Bar Holdings, Inc.	10,600	113,573
Sanrio Co., Ltd.(a)	11,800	214,990
Sanwa Holdings Corp.	15,400	147,666
Sanyo Chemical Industries Ltd.	3,000	127,092
Sanyo Special Steel Co., Ltd.	38,000	211,643
Secom Co., Ltd.	3,100	229,841
Sega Sammy Holdings, Inc.	27,000	382,610
Seiko Epson Corp.	23,200	442,625
Seino Holdings Co., Ltd.	13,300	138,825
Sekisui House Ltd.	37,900	640,368
Seven & I Holdings Co., Ltd.	23,100	1,085,140
Seven Bank Ltd.(a)	37,600	119,560
Shikoku Bank Ltd. (The)	63,000	133,758
Shikoku Electric Power Co., Inc.(a)	10,500	103,170
Shima Seiki Manufacturing Ltd.	6,300	170,650
Shimano, Inc.	800	117,869
Shin-Etsu Chemical Co., Ltd.	8,700	601,564
Shionogi & Co., Ltd.	7,000	356,135
Ship Healthcare Holdings, Inc.	6,600	201,392
Shizuoka Bank Ltd. (The)(a)	19,000	150,852
Showa Denko K.K.	19,200	240,225
Showa Shell Sekiyu K.K.	34,300	316,699
SMC Corp.	1,000	285,291
SoftBank Group Corp.	10,000	644,053
Sojitz Corp.	132,500	336,271
Sompo Japan Nipponkoa Holdings, Inc.	12,700	371,914
Sony Corp.	4,300	139,830
Sony Financial Holdings, Inc.	15,000	204,562
Sumitomo Chemical Co., Ltd.	65,000	285,637
Sumitomo Corp.	79,500	881,632
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,200	196,113
Sumitomo Electric Industries Ltd.	30,800	430,680
Sumitomo Heavy Industries Ltd.	48,000	234,158
Sumitomo Metal Mining Co., Ltd.	24,000	328,603
Sumitomo Mitsui Financial Group, Inc.	58,300	1,945,924
Sumitomo Mitsui Trust Holdings, Inc.	15,207	491,057
Sumitomo Realty & Development Co., Ltd.	10,000	256,505
Sumitomo Rubber Industries Ltd.	19,500	292,312
Sun Frontier Fudousan Co., Ltd.	11,700	117,272
Suntory Beverage & Food Ltd.	9,200	395,201
Suruga Bank Ltd.	15,800	375,867

See Notes to Financial Statements.

78	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2016

Investments	Shares	Value
Suzuken Co., Ltd.	4,000	$131,141
Suzuki Motor Corp.	11,900	394,845
Systena Corp.	9,700	184,776
T&D Holdings, Inc.	25,200	281,078
Taiheiyo Cement Corp.	69,000	196,919
Taisei Corp.	54,000	402,607
Taiyo Holdings Co., Ltd.	4,800	164,005
Taiyo Nippon Sanso Corp.	10,000	103,293
Takashimaya Co., Ltd.	25,000	203,920
Takeda Pharmaceutical Co., Ltd.	36,600	1,743,167
Takuma Co., Ltd.	16,000	150,417
Tanseisha Co., Ltd.	15,400	113,905
Teijin Ltd.	14,800	284,702
Terumo Corp.	9,000	343,505
TOA Corp.(a)	13,100	117,721
Toda Corp.	29,000	151,780
Toho Co., Ltd.	8,600	283,652
Toho Zinc Co., Ltd.	47,000	151,306
Tokai Rika Co., Ltd.	9,100	176,312
Tokio Marine Holdings, Inc.	24,300	920,024
Tokyo Electron Ltd.	6,700	587,329
Tokyo Gas Co., Ltd.	79,000	349,187
Tokyo Tatemono Co., Ltd.	19,600	233,617
Tomy Co., Ltd.(a)	15,400	161,505
TonenGeneral Sekiyu K.K.	38,000	382,758
Toppan Forms Co., Ltd.	11,200	116,795
Tosei Corp.	17,500	130,993
TOTO Ltd.(a)	7,200	269,827
Toyo Ink SC Holdings Co., Ltd.	29,000	129,156
Toyo Seikan Group Holdings Ltd.(a)	13,200	230,982
Toyoda Gosei Co., Ltd.	12,600	290,286
Toyota Motor Corp.	144,910	8,269,737
Toyota Tsusho Corp.	21,000	483,395
Trend Micro, Inc.	9,100	315,420
TS Tech Co., Ltd.	5,000	125,364
UACJ Corp.	47,000	139,703
Ube Industries Ltd.	155,000	293,882
Unicharm Corp.	7,600	195,770
Union Tool Co.(a)	5,500	145,559
United Arrows Ltd.	3,100	75,093
USS Co., Ltd.	16,560	277,676
Wacoal Holdings Corp.	16,000	179,489
West Japan Railway Co.	8,820	543,319
Xebio Holdings Co., Ltd.(a)	16,100	239,596
Yahoo Japan Corp.	163,410	648,702
Yakult Honsha Co., Ltd.(a)	4,000	179,331
Yamada Denki Co., Ltd.(a)	51,600	254,777
Yamagata Bank Ltd. (The)(a)	58,000	243,421
Yamaha Corp.	6,900	221,449
Yamaha Motor Co., Ltd.	12,700	253,335
Yamanashi Chuo Bank Ltd. (The)	44,000	188,575
Yamato Kogyo Co., Ltd.	8,000	234,948
Yamazen Corp.(a)	32,700	248,322
Yokogawa Electric Corp.	20,600	$271,575
Yokohama Rubber Co., Ltd. (The)	10,000	158,396
Yuasa Trading Co., Ltd.	10,200	232,576
Yusen Logistics Co., Ltd.	18,400	177,341
Zeon Corp.	12,000	105,703

Total Japan		111,332,799
Netherlands – 1.8%
ABN AMRO Group N.V. CVA(b)	15,370	318,165
Aegon N.V.	128,902	494,118
Akzo Nobel N.V.	8,759	593,456
ASML Holding N.V.	5,027	551,884
Boskalis Westminster	8,108	288,889
Heineken N.V.	13,685	1,204,345
ING Groep N.V.	226,713	2,800,033
Koninklijke Ahold Delhaize N.V.	64,315	1,466,504
Koninklijke DSM N.V.	7,178	485,289
Koninklijke KPN N.V.	131,974	438,263
Koninklijke Philips N.V.	45,447	1,347,315
NN Group N.V.	4,088	125,649
Randstad Holding N.V.	8,310	378,688
Steinhoff International Holdings N.V.	35,433	203,438
Wolters Kluwer N.V.	20,489	877,158

Total Netherlands		11,573,194
New Zealand – 0.6%
Air New Zealand Ltd.	91,876	124,271
Auckland International Airport Ltd.	64,002	342,085
Contact Energy Ltd.	74,210	271,986
EBOS Group Ltd.	10,919	149,675
Fisher & Paykel Healthcare Corp., Ltd.	51,714	376,440
Fletcher Building Ltd.	87,705	684,349
Heartland Bank Ltd.	142,200	156,146
Kathmandu Holdings Ltd.	122,024	180,134
Mercury NZ Ltd.	132,805	294,073
New Zealand Refining Co., Ltd. (The)	69,460	123,753
SKY Network Television Ltd.	76,671	274,315
Spark New Zealand Ltd.	194,199	509,810
Trade Me Group Ltd.	76,844	314,051
TrustPower Ltd.	32,504	182,004
Vector Ltd.	93,610	224,641

Total New Zealand		4,207,733
Norway – 1.5%
Aker ASA Class A	12,298	423,151
Atea ASA*	29,232	296,259
Austevoll Seafood ASA	14,294	120,275
DNB ASA	47,214	618,509
Gjensidige Forsikring ASA	50,734	947,101
Leroy Seafood Group ASA	2,525	127,604
Marine Harvest ASA*	50,745	908,576
Norsk Hydro ASA	95,163	410,190
Salmar ASA	4,211	128,559
SpareBank 1 SMN	27,903	194,636
Statoil ASA	211,696	3,546,675

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2016

Investments	Shares	Value
Telenor ASA	75,410	$1,293,584
Tomra Systems ASA	20,284	235,394
Yara International ASA	16,729	555,938

Total Norway		9,806,451
Portugal – 0.3%
EDP – Energias de Portugal S.A.	311,279	1,045,598
Galp Energia, SGPS, S.A.	37,987	519,321
Jeronimo Martins, SGPS, S.A.	25,844	448,286
Navigator Co. S.A. (The)	62,925	181,031

Total Portugal		2,194,236
Singapore – 2.0%
Asian Pay Television Trust	808,500	302,420
CapitaLand Ltd.	220,100	516,572
China Aviation Oil Singapore Corp., Ltd.(a)	148,600	146,044
City Developments Ltd.	20,100	133,710
ComfortDelGro Corp., Ltd.	134,100	276,373
DBS Group Holdings Ltd.	101,100	1,141,171
Global Logistic Properties Ltd.	93,800	128,649
Hutchison Port Holdings Trust	1,315,136	585,235
Jardine Cycle & Carriage Ltd.	19,355	607,998
Keppel Corp., Ltd.	144,400	570,843
Oversea-Chinese Banking Corp., Ltd.	214,795	1,362,702
SATS Ltd.	131,500	480,304
Sembcorp Industries Ltd.	101,000	191,859
Sembcorp Marine Ltd.(a)	180,300	172,571
Singapore Airlines Ltd.	59,200	456,336
Singapore Post Ltd.(a)	284,200	304,325
Singapore Press Holdings Ltd.(a)	157,000	438,718
Singapore Technologies Engineering Ltd.	220,000	521,178
Singapore Telecommunications Ltd.	946,700	2,756,536
SMRT Corp., Ltd.(a)	150,200	185,072
StarHub Ltd.	125,200	314,963
Super Group Ltd.(a)	171,000	99,707
United Overseas Bank Ltd.	67,401	930,845
UOL Group Ltd.	31,000	127,551
Wilmar International Ltd.	112,100	264,742

Total Singapore		13,016,424
Spain – 4.4%
Abertis Infraestructuras S.A.	50,848	792,002
Acciona S.A.	1,635	123,603
ACS Actividades de Construccion y Servicios S.A.	26,452	799,650
Almirall S.A.	12,024	184,987
Amadeus IT Group S.A.	15,806	789,911
Banco Bilbao Vizcaya Argentaria S.A.	468,006	2,830,637
Banco de Sabadell S.A.	326,243	417,960
Banco Santander S.A.	884,604	3,923,784
Bankia S.A.	1,039,065	852,422
Bankinter S.A.	27,028	192,329
Bolsas y Mercados Espanoles SHMSF S.A.(a)	11,977	355,943
CaixaBank S.A.	571,905	1,445,448
Cie Automotive S.A.	5,858	115,338
EDP Renovaveis S.A.	16,309	130,972
Endesa S.A.	50,382	$1,080,296
Ferrovial S.A.	52,679	1,121,853
Gas Natural SDG S.A.	62,800	1,291,163
Grifols S.A.	5,666	122,128
Iberdrola S.A.	321,812	2,188,720
Industria de Diseno Textil S.A.	76,564	2,839,407
Mapfre S.A.	183,167	512,549
Mediaset Espana Comunicacion S.A.	11,397	135,124
Obrascon Huarte Lain S.A.(a)	51,636	207,220
Prosegur Cia de Seguridad S.A.	20,932	146,315
Red Electrica Corp. S.A.	32,416	699,621
Repsol S.A.	102,863	1,395,839
Tecnicas Reunidas S.A.(a)	4,497	175,339
Telefonica S.A.	425,717	4,312,963

Total Spain		29,183,523
Sweden – 3.4%
Alfa Laval AB	19,807	310,951
Assa Abloy AB Class B	17,072	347,322
Atlas Copco AB Class A	21,750	655,744
Atlas Copco AB Class B	23,535	643,906
Axfood AB	16,867	298,068
Bilia AB Class A	5,440	134,295
BillerudKorsnas AB	19,318	342,283
Boliden AB	14,129	332,470
Electrolux AB Series B	16,433	412,580
Elekta AB Class B	16,323	158,231
Fabege AB	29,937	546,507
Getinge AB Class B	6,130	118,988
Hennes & Mauritz AB Class B	72,234	2,040,366
Hexagon AB Class B	14,054	614,496
Husqvarna AB Class B	38,639	337,574
ICA Gruppen AB(a)	8,206	271,350
Indutrade AB	7,379	158,477
Intrum Justitia AB	3,677	118,756
Investment AB Latour Class B	11,606	475,489
Mekonomen AB	9,067	176,738
NCC AB Class B	12,974	340,425
Nordea Bank AB	260,096	2,585,052
Peab AB	60,483	522,415
Sandvik AB	40,249	443,249
Securitas AB Class B	26,950	452,344
Skandinaviska Enskilda Banken AB Class A	111,407	1,120,910
Skanska AB Class B	35,386	827,301
SKF AB Class B	21,760	376,153
Svenska Cellulosa AB SCA Class B	19,328	574,827
Svenska Handelsbanken AB Class A	73,001	1,004,601
Swedbank AB Class A	82,644	1,944,701
Telefonaktiebolaget LM Ericsson Class B	198,902	1,438,240
Telia Co. AB	216,161	969,361
Trelleborg AB Class B	26,876	527,017
Volvo AB Class A	59,462	679,475
Volvo AB Class B	37,781	431,725

Total Sweden		22,732,387

See Notes to Financial Statements.

80	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2016

Investments	Shares	Value
Switzerland – 7.6%
ABB Ltd. Registered Shares*	36,910	$830,418
Adecco Group AG Registered Shares	9,348	527,476
Baloise Holding AG Registered Shares	4,691	568,591
Cie Financiere Richemont S.A. Registered Shares	12,136	741,130
Clariant AG Registered Shares*	24,233	417,966
Coca-Cola HBC AG*	12,886	299,961
Credit Suisse Group AG Registered Shares*	139,339	1,826,902
EFG International AG*(a)	52,605	258,847
EMS-Chemie Holding AG Registered Shares	860	462,647
Givaudan S.A. Registered Shares	460	938,127
Julius Baer Group Ltd.*	10,871	443,295
Kuehne + Nagel International AG Registered Shares	8,840	1,285,785
LafargeHolcim Ltd. Registered Shares*	22,118	1,197,849
Logitech International S.A. Registered Shares	20,290	456,284
Nestle S.A. Registered Shares	107,865	8,517,708
Novartis AG Registered Shares	106,318	8,379,096
Roche Holding AG Bearer Shares	7,455	1,851,061
Roche Holding AG Genusschein	26,348	6,550,307
Schindler Holding AG Participation Certificate	3,673	690,345
SGS S.A. Registered Shares	316	708,995
STMicroelectronics N.V.	59,763	486,922
Sulzer AG Registered Shares	2,625	275,119
Sunrise Communications Group AG*(b)	1,967	137,471
Swatch Group AG (The) Registered Shares	6,098	339,686
Swiss Life Holding AG Registered Shares*	1,636	424,442
Swiss Re AG	19,320	1,746,852
Swisscom AG Registered Shares	3,091	1,472,163
Syngenta AG Registered Shares(a)	3,484	1,527,440
UBS Group AG Registered Shares*	205,288	2,801,692
Vontobel Holding AG Registered Shares	9,509	473,782
Zurich Insurance Group AG*	12,373	3,190,891

Total Switzerland		49,829,250
United Kingdom – 20.3%
Aberdeen Asset Management PLC	79,796	338,226
Admiral Group PLC	16,437	437,496
Aggreko PLC	9,727	120,478
Ashmore Group PLC	73,963	339,635
Associated British Foods PLC	16,936	571,996
AstraZeneca PLC	79,608	5,174,676
Aviva PLC	154,363	883,280
Babcock International Group PLC	28,416	382,043
BAE Systems PLC	237,664	1,617,722
Barclays PLC	765,057	1,667,611
Barratt Developments PLC	72,806	467,484
Bellway PLC	4,299	132,294
Berkeley Group Holdings PLC	14,740	493,999
BHP Billiton PLC	180,467	2,725,209
Bodycote PLC	14,809	113,209
BP PLC	1,817,397	10,623,593
British American Tobacco PLC	86,875	5,563,535
British Land Co. PLC (The)	37,311	306,554
BT Group PLC	331,372	$1,674,674
Burberry Group PLC	19,314	345,976
Capita PLC	30,494	265,398
Carnival PLC	9,424	461,270
Centrica PLC	394,020	1,168,000
Close Brothers Group PLC	29,341	522,161
CNH Industrial N.V.	46,315	331,551
Cobham PLC	147,235	320,740
Compass Group PLC	60,593	1,176,719
Daily Mail & General Trust PLC Class A Non-Voting Shares	34,179	330,547
De La Rue PLC	14,646	113,200
Devro PLC	41,238	127,358
Diageo PLC	109,281	3,137,938
Direct Line Insurance Group PLC	130,230	617,128
Drax Group PLC	30,874	122,482
easyJet PLC	21,727	284,209
Electrocomponents PLC	75,621	333,497
Fenner PLC	55,197	143,402
Fidessa Group PLC	5,520	172,307
Fresnillo PLC	7,356	173,336
G4S PLC	96,194	284,650
GKN PLC	83,177	346,074
GlaxoSmithKline PLC	355,258	7,582,118
Halfords Group PLC	38,428	175,012
Hammerson PLC	48,219	367,676
Hargreaves Lansdown PLC	17,803	294,395
Hays PLC	190,623	321,410
HSBC Holdings PLC	1,594,259	11,984,543
ICAP PLC	69,051	418,079
IG Group Holdings PLC	38,845	439,504
IMI PLC	12,831	179,009
Imperial Brands PLC	50,652	2,614,442
Inchcape PLC	43,649	373,370
Inmarsat PLC	24,381	223,280
InterContinental Hotels Group PLC	5,524	228,186
International Consolidated Airlines Group S.A.	59,075	306,449
Intertek Group PLC	6,212	281,541
Intu Properties PLC(a)	76,007	292,645
Investec PLC	47,027	287,725
ITV PLC	431,063	1,048,228
J Sainsbury PLC	165,693	529,048
John Wood Group PLC	34,365	339,042
Johnson Matthey PLC	8,593	367,686
Kingfisher PLC	103,509	506,773
Ladbrokes PLC(a)	117,673	214,000
Legal & General Group PLC	344,797	979,538
Lloyds Banking Group PLC	2,839,200	2,011,870
London Stock Exchange Group PLC	14,838	539,688
Man Group PLC	129,690	189,694
Marks & Spencer Group PLC	94,051	404,512
Marston’s PLC	127,396	242,604
McCarthy & Stone PLC(b)	37,661	81,650
Meggitt PLC	47,082	275,829

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	81

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

September 30, 2016

Investments	Shares	Value
Melrose Industries PLC	30,848	$69,925
Mondi PLC	26,015	548,468
National Grid PLC	230,559	3,270,498
Next PLC	10,311	639,697
Old Mutual PLC	321,185	844,452
PayPoint PLC	11,115	149,004
Pearson PLC	57,520	562,630
Persimmon PLC	25,088	591,496
Polar Capital Holdings PLC	23,626	93,068
Premier Farnell PLC	46,713	111,652
Prudential PLC	88,379	1,568,801
QinetiQ Group PLC	47,201	145,192
Reckitt Benckiser Group PLC	19,941	1,881,879
RELX N.V.	70,061	1,259,359
RELX PLC	42,809	813,558
Rightmove PLC	2,115	115,995
Rio Tinto PLC	129,116	4,317,994
Rolls-Royce Holdings PLC*	64,313	601,507
Rotork PLC	33,369	91,547
Royal Dutch Shell PLC Class A	375,299	9,331,006
Royal Dutch Shell PLC Class B	267,384	6,936,216
Royal Mail PLC	44,990	286,074
RPS Group PLC	31,262	70,254
RSA Insurance Group PLC	18,678	132,474
SABMiller PLC	36,198	2,113,603
Sage Group PLC (The)	77,332	741,352
Savills PLC	10,631	98,877
Schroders PLC Non-Voting Shares	14,110	371,343
Segro PLC	77,416	456,357
Sky PLC	89,194	1,035,815
Smiths Group PLC	22,384	425,685
Soco International PLC	59,454	104,455
SSE PLC	72,077	1,468,087
St. Ives PLC	58,287	100,511
Standard Life PLC	113,839	508,548
TalkTalk Telecom Group PLC(a)	76,659	201,152
Taylor Wimpey PLC	169,350	338,998
Telecom Plus PLC	9,927	142,621
Ultra Electronics Holdings PLC	8,453	194,683
Unilever N.V. CVA	69,495	3,207,895
Unilever PLC	48,243	2,290,189
Vesuvius PLC	51,207	233,345
Vodafone Group PLC	1,820,083	5,242,808
Weir Group PLC (The)	11,453	252,917
WH Smith PLC	22,087	441,268
Whitbread PLC	9,982	507,773
William Hill PLC	59,558	235,347
WM Morrison Supermarkets PLC(a)	123,255	348,876
WS Atkins PLC	5,978	123,393

Total United Kingdom		134,129,847
TOTAL COMMON STOCKS (Cost: $648,158,246)		654,209,883
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree International Dividend Ex-Financials Fund(c)
(Cost: $1,874,674)	48,596	$1,892,814
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(d)
(Cost: $9,863,561)(e)	9,863,561	9,863,561
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $659,896,481)		665,966,258
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.0)%		(6,766,602)

NET ASSETS – 100.0%		$659,199,656
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(e)

At September 30, 2016, the total market value of the Fund’s securities on loan was $10,252,909 and the total market value of the collateral held by the Fund was $10,971,560. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,107,999. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

See Notes to Financial Statements.

82	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.2%
Australia – 7.6%
AGL Energy Ltd.	191	$2,784
Amcor Ltd.	251	2,910
AMP Ltd.	800	3,232
Aristocrat Leisure Ltd.	104	1,258
Asaleo Care Ltd.	437	532
ASX Ltd.	46	1,695
Aurizon Holdings Ltd.	440	1,583
Australia & New Zealand Banking Group Ltd.	752	15,900
Bank of Queensland Ltd.	70	609
BHP Billiton Ltd.	867	14,848
Boral Ltd.	166	857
Brickworks Ltd.	96	1,024
Caltex Australia Ltd.	79	2,071
carsales.com Ltd.	99	905
CIMIC Group Ltd.	60	1,320
Cleanaway Waste Management Ltd.	1,074	920
Coca-Cola Amatil Ltd.	86	675
Cochlear Ltd.	14	1,510
Commonwealth Bank of Australia	306	16,954
Computershare Ltd.	69	545
Cover-More Group Ltd.	985	1,093
Crown Resorts Ltd.	132	1,324
CSL Ltd.	34	2,784
CSR Ltd.	241	668
Downer EDI Ltd.	234	965
Event Hospitality and Entertainment Ltd.	121	1,396
Fairfax Media Ltd.	1,034	748
Genworth Mortgage Insurance Australia Ltd.	559	1,151
GrainCorp Ltd. Class A	96	577
Harvey Norman Holdings Ltd.	258	1,027
Healthscope Ltd.	308	724
Incitec Pivot Ltd.	217	468
Insurance Australia Group Ltd.	649	2,717
IOOF Holdings Ltd.(a)	91	604
IRESS Ltd.	94	849
JB Hi-Fi Ltd.	42	931
Macquarie Group Ltd.	81	5,079
Magellan Financial Group Ltd.	47	780
National Australia Bank Ltd.	677	14,439
Navitas Ltd.	195	777
NIB Holdings Ltd.	174	623
Orica Ltd.	103	1,198
Perpetual Ltd.	16	572
Platinum Asset Management Ltd.	135	520
Premier Investments Ltd.	64	760
Primary Health Care Ltd.	146	442
QBE Insurance Group Ltd.	86	611
Qube Holdings Ltd.	345	615
REA Group Ltd.	21	907
Rio Tinto Ltd.	111	4,384
Seek Ltd.	58	691
Select Harvests Ltd.(a)	74	321

Sonic Healthcare Ltd.	103	1,735
Star Entertainment Grp Ltd. (The)	234	1,078
Steadfast Group Ltd.	497	867
Suncorp Group Ltd.	185	1,714
Super Retail Group Ltd.	90	701
Tabcorp Holdings Ltd.	175	667
Tatts Group Ltd.	349	975
Technology One Ltd.	253	1,150
Telstra Corp., Ltd.	2,949	11,690
TPG Telecom Ltd.	92	607
Treasury Wine Estates Ltd.	209	1,766
Wesfarmers Ltd.	249	8,403
Westpac Banking Corp.	738	16,666
Woodside Petroleum Ltd.	167	3,657
Woolworths Ltd.	239	4,256

Total Australia		178,809
Austria – 0.2%
EVN AG	144	1,708
Oesterreichische Post AG*	28	992
OMV AG	110	3,167

Total Austria		5,867
Belgium – 1.7%
Ackermans & van Haaren N.V.	5	663
Ageas	43	1,569
Anheuser-Busch InBev N.V.	223	29,221
bpost S.A.	80	2,165
Colruyt S.A.	38	2,108
Euronav N.V.	120	918
Proximus SADP	110	3,286
UCB S.A.	19	1,470

Total Belgium		41,400
China – 3.1%
Beijing Enterprises Holdings Ltd.	500	2,533
China Everbright International Ltd.	1,000	1,189
China Jinmao Holdings Group Ltd.	2,000	616
China Mobile Ltd.	2,500	30,251
China Overseas Land & Investment Ltd.	2,000	6,782
China Power International Development Ltd.	5,000	1,921
China Resources Power Holdings Co., Ltd.	2,000	3,445
China South City Holdings Ltd.	6,000	1,331
China Unicom Hong Kong Ltd.	2,000	2,401
CITIC Ltd.	4,000	5,704
CNOOC Ltd.	9,000	11,163
Fosun International Ltd.	112	168
Guotai Junan International Holdings Ltd.	2,000	758
Shanghai Industrial Holdings Ltd.	1,000	2,875
Shenzhen Investment Ltd.	2,000	951
Sino-Ocean Group Holding Ltd.	2,000	921
Sun Art Retail Group Ltd.	1,000	690

Total China		73,699
Denmark – 1.1%
AP Moeller – Maersk A/S Class B	3	4,401

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Investments	Shares	Value

Carlsberg A/S Class B	6	$572
Coloplast A/S Class B	20	1,551
Danske Bank A/S	112	3,269
DSV A/S	11	548
GN Store Nord A/S	30	646
Novo Nordisk A/S Class B	160	6,650
Novozymes A/S Class B	10	440
Pandora A/S	9	1,088
Rockwool International A/S Class B	4	720
Royal Unibrew A/S	27	1,332
SimCorp A/S	12	697
Sydbank A/S	9	274
Tryg A/S	90	1,807
Vestas Wind Systems A/S	13	1,070

Total Denmark		25,065
Finland – 1.5%
Elisa Oyj	64	2,361
F-Secure Oyj	64	242
Fortum Oyj	255	4,121
Kesko Oyj Class B	19	875
Kone Oyj Class B	89	4,518
Metso Oyj	53	1,547
Neste Oyj	62	2,643
Nokia Oyj	1,398	8,107
Nokian Renkaat Oyj	40	1,459
Orion Oyj Class B	33	1,301
Sampo Oyj Class A	91	4,050
Tieto Oyj	27	853
UPM-Kymmene Oyj	163	3,444

Total Finland		35,521
France – 11.1%
Accor S.A.	29	1,151
Aeroports de Paris	17	1,687
Air Liquide S.A.	36	3,862
Airbus Group SE	73	4,417
Alten S.A.	14	979
Arkema S.A.	18	1,667
AXA S.A.	481	10,238
BioMerieux	8	1,193
BNP Paribas S.A.	245	12,602
Bollore S.A.	200	696
Bouygues S.A.	71	2,353
Bureau Veritas S.A.	75	1,609
Capgemini S.A.	13	1,274
Carrefour S.A.	44	1,141
Casino Guichard Perrachon S.A.	43	2,092
Christian Dior SE	16	2,869
Cie de Saint-Gobain	86	3,718
CNP Assurances	175	2,941
Credit Agricole S.A.	761	7,507
Danone S.A.	83	6,161
Dassault Systemes	17	1,475
Edenred	93	2,175

Electricite de France S.A.	825	10,041
Elior Group(b)	34	779
Engie S.A.	664	10,290
Essilor International S.A.	18	2,322
Gaztransport Et Technigaz S.A.(a)	29	838
Havas S.A.	120	1,015
Hermes International	5	2,036
Iliad S.A.	3	630
Imerys S.A.	24	1,734
Ingenico Group S.A.	6	524
Ipsen S.A.	13	913
JCDecaux S.A.	27	873
Kering	13	2,623
Klepierre	68	3,118
L’Oreal S.A.	49	9,257
Legrand S.A.	24	1,415
LVMH Moet Hennessy Louis Vuitton SE	52	8,871
Metropole Television S.A.	68	1,227
Natixis S.A.	1,126	5,250
Neopost S.A.	34	918
Nexity S.A.*	24	1,267
Orange S.A.	490	7,671
Pernod Ricard S.A.	23	2,723
Publicis Groupe S.A.	27	2,043
Remy Cointreau S.A.	12	1,025
Renault S.A.	39	3,206
Rexel S.A.	100	1,533
Rubis SCA	16	1,467
Safran S.A.	41	2,949
Sanofi	230	17,483
Schneider Electric SE	89	6,207
SCOR SE	15	466
Societe BIC S.A.	13	1,923
Societe Generale S.A.	176	6,088
Sodexo S.A.	20	2,382
Suez	56	925
Technip S.A.	18	1,106
Teleperformance	9	960
Television Francaise 1	36	349
Thales S.A.	21	1,935
TOTAL S.A.(a)	572	27,107
Unibail-Rodamco SE	12	3,237
Veolia Environnement S.A.	133	3,064
Vicat S.A.	20	1,292
Vinci S.A.	105	8,038
Vivendi S.A.	790	15,936

Total France		260,863
Germany – 7.7%
adidas AG	15	2,604
Allianz SE Registered Shares	98	14,548
AURELIUS Equity Opportunities SE & Co. KGaA	17	1,073
Axel Springer SE	28	1,434
BASF SE	156	13,343

See Notes to Financial Statements.

84	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Investments	Shares	Value

Bayer AG Registered Shares	84	$8,442
Bayerische Motoren Werke AG	109	9,164
Bechtle AG	9	1,042
Beiersdorf AG	8	755
Brenntag AG	18	983
Carl Zeiss Meditec AG Bearer Shares	30	1,147
Comdirect Bank AG	108	1,104
Commerzbank AG	318	2,051
Continental AG	16	3,365
Daimler AG Registered Shares	250	17,618
Deutsche Boerse AG*	32	2,595
Deutsche Post AG Registered Shares	203	6,347
Deutsche Telekom AG Registered Shares	711	11,921
Deutsche Wohnen AG Bearer Shares	49	1,782
DMG MORI AG	17	828
Drillisch AG	15	728
Duerr AG	8	672
E.ON SE	466	3,307
Evonik Industries AG	102	3,450
Fielmann AG	37	3,017
Fraport AG Frankfurt Airport Services Worldwide	7	383
GEA Group AG	25	1,388
Gerresheimer AG	2	170
Hamburger Hafen und Logistik AG	62	943
Hannover Rueck SE	26	2,786
Henkel AG & Co. KGaA	28	3,260
Hugo Boss AG	30	1,660
Infineon Technologies AG	137	2,445
K+S AG Registered Shares(a)	36	683
Krones AG	9	876
KUKA AG	7	687
LEG Immobilien AG*	15	1,436
Linde AG	20	3,401
MAN SE	10	1,055
Merck KGaA	19	2,048
METRO AG	63	1,875
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	33	6,156
OSRAM Licht AG	13	763
ProSiebenSat.1 Media SE	49	2,099
RHOEN-KLINIKUM AG	52	1,581
SAP SE	101	9,185
Siemens AG Registered Shares	138	16,160
Software AG	23	975
Talanx AG	65	1,983
Telefonica Deutschland Holding AG	520	2,093
Volkswagen AG	7	1,016
Wacker Chemie AG	10	843

Total Germany		181,270
Hong Kong – 2.9%
AIA Group Ltd.	800	5,317
Bank of East Asia Ltd. (The)(a)	800	3,244
BOC Hong Kong Holdings Ltd.	2,000	6,756
Cathay Pacific Airways Ltd.(a)	2,000	2,785

CLP Holdings Ltd.	500	5,167
Hang Lung Properties Ltd.	2,000	4,497
Hang Seng Bank Ltd.	300	5,357
Hong Kong & China Gas Co., Ltd.	2,200	4,153
Hong Kong Exchanges and Clearing Ltd.	100	2,628
MTR Corp., Ltd.	1,000	5,505
New World Development Co., Ltd.	4,000	5,199
Power Assets Holdings Ltd.	500	4,874
Sino Land Co., Ltd.	2,000	3,538
SJM Holdings Ltd.	4,000	2,940
Swire Properties Ltd.	1,600	4,683
Techtronic Industries Co., Ltd.	500	1,953

Total Hong Kong		68,596
Ireland – 0.2%
CRH PLC	100	3,345
Grafton Group PLC	51	330
Greencore Group PLC	131	571
Paddy Power Betfair PLC	16	1,810

Total Ireland		6,056
Israel – 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	1,600	3,014
First International Bank of Israel Ltd.	47	600
Frutarom Industries Ltd.	15	789
Harel Insurance Investments & Financial Services Ltd.	143	516
Israel Chemicals Ltd.	655	2,549
Mizrahi Tefahot Bank Ltd.	55	698
Nice Ltd.	11	736
Teva Pharmaceutical Industries Ltd.	111	5,322

Total Israel		14,224
Italy – 2.8%
A2A SpA	670	946
ACEA SpA	32	402
Anima Holding SpA(b)	71	347
Ansaldo STS SpA	60	701
Ascopiave SpA	489	1,478
Assicurazioni Generali SpA	346	4,223
Atlantia SpA	152	3,859
Azimut Holding SpA	19	280
Banca Mediolanum SpA	104	690
Banca Popolare dell’Emilia Romagna SC	202	752
Credito Valtellinese SC	1,862	647
Davide Campari-Milano SpA	82	924
De’ Longhi SpA	27	654
DiaSorin SpA	16	1,028
Enel SpA	1,743	7,772
Eni SpA	852	12,275
ERG SpA	6	69
FinecoBank Banca Fineco SpA	181	1,049
Hera SpA	394	1,062
Intesa Sanpaolo SpA	1,014	2,249
Intesa Sanpaolo SpA RSP	3,266	6,841
Iren SpA	469	807
Luxottica Group SpA	48	2,294

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Investments	Shares	Value

MARR SpA	42	$842
Mediobanca SpA	248	1,614
Parmalat SpA	486	1,288
Recordati SpA	54	1,736
Snam SpA	802	4,449
Terna Rete Elettrica Nazionale SpA	565	2,913
Unione di Banche Italiane SpA(a)	545	1,256
UnipolSai SpA	479	779

Total Italy		66,226
Japan – 17.1%
Aeon Mall Co., Ltd.	200	3,136
Astellas Pharma, Inc.	300	4,662
Bridgestone Corp.	200	7,319
Brother Industries Ltd.	100	1,739
Canon, Inc.	400	11,548
Chugoku Bank Ltd. (The)	100	1,210
DA Consortium, Inc.(a)	200	1,537
Dai-ichi Life Insurance Co., Ltd. (The)	100	1,354
Daicel Corp.	200	2,502
Daiwa House Industry Co., Ltd.	200	5,442
Daiwa Securities Group, Inc.	1,000	5,574
Denso Corp.	100	3,950
Eagle Industry Co., Ltd.	100	1,209
Eisai Co., Ltd.	100	6,209
Fuji Heavy Industries Ltd.	100	3,708
Hachijuni Bank Ltd. (The)	200	1,033
Hino Motors Ltd.	100	1,058
Hitachi Chemical Co., Ltd.	100	2,277
Hitachi Construction Machinery Co., Ltd.	100	1,974
Hitachi Ltd.	1,000	4,627
Hitachi Metals Ltd.	100	1,217
Hokuhoku Financial Group, Inc.	200	2,668
Honda Motor Co., Ltd.	200	5,703
Hoya Corp.	100	3,988
Hulic Co., Ltd.	200	2,024
Ibiden Co., Ltd.	100	1,331
Idemitsu Kosan Co., Ltd.	100	2,054
Iida Group Holdings Co., Ltd.	100	1,999
Isetan Mitsukoshi Holdings Ltd.	200	1,953
Isuzu Motors Ltd.	300	3,494
ITOCHU Corp.	500	6,231
Iyo Bank Ltd. (The)	200	1,201
J. Front Retailing Co., Ltd.	200	2,597
Japan Exchange Group, Inc.	100	1,545
Japan Post Holdings Co., Ltd.	400	4,989
Japan Post Insurance Co., Ltd.	100	2,171
Japan Tobacco, Inc.	200	8,135
JFE Holdings, Inc.	100	1,443
JSR Corp.	200	3,119
JX Holdings, Inc.	600	2,412
Kawasaki Heavy Industries Ltd.	1,000	3,061
KDDI Corp.	300	9,228
Keiyo Co., Ltd.(a)	400	2,042
Kintetsu World Express, Inc.	100	1,287

Komatsu Ltd.	300	6,799
Konica Minolta, Inc.	300	2,518
Kubota Corp.	200	2,989
Kuraray Co., Ltd.	200	2,945
Kyocera Corp.	100	4,763
Kyushu Financial Group, Inc.	100	675
Marubeni Corp.	400	2,036
Mazda Motor Corp.	100	1,512
Minebea Co., Ltd.	200	1,864
Mitsubishi Corp.	300	6,769
Mitsubishi Heavy Industries Ltd.	1,000	4,139
Mitsubishi Materials Corp.	100	2,706
Mitsubishi Motors Corp.	100	463
Mitsubishi UFJ Financial Group, Inc.	2,300	11,472
Mitsui & Co., Ltd.	600	8,239
Mitsui Mining & Smelting Co., Ltd.	1,000	2,074
Mizuho Financial Group, Inc.	4,700	7,825
Modec, Inc.	100	1,770
MS&AD Insurance Group Holdings, Inc.	100	2,755
NGK Spark Plug Co., Ltd.	100	1,745
Nikon Corp.(a)	200	2,970
Nippon Steel & Sumitomo Metal Corp.	300	6,092
Nippon Telegraph & Telephone Corp.	300	13,669
Nissan Motor Co., Ltd.	900	8,734
NOK Corp.	100	2,164
Nomura Holdings, Inc.	1,000	4,405
North Pacific Bank Ltd.	200	703
NSK Ltd.	200	2,026
NTT DOCOMO, Inc.	500	12,650
Panasonic Corp.	300	2,968
Ricoh Co., Ltd.	100	899
Sega Sammy Holdings, Inc.	300	4,251
Seiko Epson Corp.	100	1,908
Sekisui House Ltd.	200	3,379
Seven & I Holdings Co., Ltd.	100	4,698
Shin-Etsu Chemical Co., Ltd.	100	6,915
Shinko Electric Industries Co., Ltd.	400	2,244
Showa Denko K.K.	200	2,502
SoftBank Group Corp.	100	6,441
Sojitz Corp.	900	2,284
Sompo Japan Nipponkoa Holdings, Inc.	200	5,857
Sony Financial Holdings, Inc.	100	1,364
Sumitomo Corp.(a)	400	4,436
Sumitomo Electric Industries Ltd.	100	1,398
Sumitomo Mitsui Financial Group, Inc.	300	10,013
Sumitomo Mitsui Trust Holdings, Inc.	100	3,229
Sumitomo Rubber Industries Ltd.	100	1,499
T&D Holdings, Inc.	200	2,231
Takeda Pharmaceutical Co., Ltd.	200	9,526
Tokai Tokyo Financial Holdings, Inc.	400	1,916
Tokio Marine Holdings, Inc.	100	3,786
Toyo Tire & Rubber Co., Ltd.	100	1,392
Toyota Motor Corp.	552	31,502
Toyota Tsusho Corp.	200	4,604

See Notes to Financial Statements.

86	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Investments	Shares	Value

Yahoo Japan Corp.	600	$2,382
Yamaha Corp.	100	3,209

Total Japan		404,264
Netherlands – 2.0%
Aalberts Industries N.V.	20	682
ABN AMRO Group N.V. CVA(b)	98	2,029
Aegon N.V.	371	1,422
Akzo Nobel N.V.	25	1,694
Arcadis N.V.	25	360
ASM International N.V.	17	696
BE Semiconductor Industries N.V.	24	820
BinckBank N.V.	64	365
Boskalis Westminster	21	748
Brunel International N.V.	32	560
Corbion N.V.	32	862
Euronext N.V.(b)	14	598
Gemalto N.V.	7	449
Heineken N.V.	47	4,136
IMCD Group N.V.	17	747
ING Groep N.V.	925	11,424
Koninklijke Ahold Delhaize N.V.	189	4,309
Koninklijke KPN N.V.	592	1,966
Koninklijke Philips N.V.	150	4,447
Koninklijke Vopak N.V.	19	998
NN Group N.V.	98	3,012
Randstad Holding N.V.	13	592
Steinhoff International Holdings N.V.	260	1,493
Wessanen	34	437
Wolters Kluwer N.V.	50	2,141

Total Netherlands		46,987
New Zealand – 0.6%
Contact Energy Ltd.	40	147
EBOS Group Ltd.	92	1,261
Freightways Ltd.	275	1,314
Genesis Energy Ltd.	640	973
Kiwi Property Group Ltd.	808	882
Mainfreight Ltd.	73	942
Mercury NZ Ltd.	500	1,107
Meridian Energy Ltd.	739	1,397
Metlifecare Ltd.	380	1,727
Port of Tauranga Ltd.	76	1,083
Spark New Zealand Ltd.	514	1,349
Z Energy Ltd.	169	1,032

Total New Zealand		13,214
Norway – 1.5%
Austevoll Seafood ASA	159	1,338
DNB ASA	204	2,672
Entra ASA(b)	95	1,064
Gjensidige Forsikring ASA	131	2,446
Kongsberg Gruppen ASA	39	605
Leroy Seafood Group ASA	19	960
Marine Harvest ASA*	99	1,773
Norsk Hydro ASA	323	1,392

Orkla ASA	243	2,511
Salmar ASA	61	1,862
SpareBank 1 SR-Bank ASA	123	702
Statoil ASA	717	12,012
Telenor ASA	324	5,558
TGS Nopec Geophysical Co. ASA	29	523

Total Norway		35,418
Portugal – 0.3%
CTT-Correios de Portugal S.A.	156	1,051
EDP – Energias de Portugal S.A.	971	3,262
Galp Energia, SGPS, S.A.	121	1,654
Jeronimo Martins, SGPS, S.A.	72	1,249
REN – Redes Energeticas Nacionais, SGPS, S.A.	221	646

Total Portugal		7,862
Singapore – 1.9%
Asian Pay Television Trust	2,600	973
CapitaLand Ltd.	1,200	2,816
Chip Eng Seng Corp., Ltd.	2,500	1,164
City Developments Ltd.	100	665
ComfortDelGro Corp., Ltd.	500	1,030
CWT Ltd.	400	587
DBS Group Holdings Ltd.	200	2,258
Global Logistic Properties Ltd.	1,000	1,372
Hutchison Port Holdings Trust	1,800	801
Jardine Cycle & Carriage Ltd.	100	3,141
Keppel Corp., Ltd.	300	1,186
M1 Ltd.	300	528
Olam International Ltd.	700	1,058
Oversea-Chinese Banking Corp., Ltd.	600	3,807
Pacc Offshore Services Holdings Ltd.	1,400	323
Sembcorp Industries Ltd.	500	950
SIA Engineering Co., Ltd.	700	1,905
Singapore Airlines Ltd.	300	2,313
Singapore Exchange Ltd.	400	2,174
Singapore Technologies Engineering Ltd.	600	1,421
Singapore Telecommunications Ltd.	3,000	8,735
StarHub Ltd.	200	503
United Engineers Ltd.	100	181
United Overseas Bank Ltd.	306	4,226

Total Singapore		44,117
Spain – 4.5%
Abertis Infraestructuras S.A.	191	2,975
ACS Actividades de Construccion y Servicios S.A.	71	2,146
Amadeus IT Group S.A.	62	3,098
Atresmedia Corp. de Medios de Comunicacion S.A.	40	439
Banco Bilbao Vizcaya Argentaria S.A.	1,781	10,772
Banco de Sabadell S.A.	1,554	1,991
Banco Popular Espanol S.A.	1	1
Banco Santander S.A.	2,175	9,648
Bankia S.A.	3,704	3,039
Bankinter S.A.	193	1,373
CaixaBank S.A.	1,456	3,680
Cia de Distribucion Integral Logista Holdings S.A.	57	1,272

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Investments	Shares	Value

Distribuidora Internacional de Alimentacion S.A.	82	$508
Ebro Foods S.A.	63	1,466
Enagas S.A.	80	2,407
Endesa S.A.	167	3,581
Ferrovial S.A.	122	2,598
Gas Natural SDG S.A.	229	4,708
Grifols S.A.	32	690
Grupo Catalana Occidente S.A.	27	803
Iberdrola S.A.	880	5,985
Industria de Diseno Textil S.A.	281	10,421
Mapfre S.A.	614	1,718
Mediaset Espana Comunicacion S.A.	99	1,174
Red Electrica Corp. S.A.	128	2,763
Repsol S.A.	350	4,749
Sacyr S.A.*	864	1,823
Tecnicas Reunidas S.A.	28	1,092
Telefonica S.A.	1,687	17,091
Viscofan S.A.	15	812
Zardoya Otis S.A.	70	673

Total Spain		105,496
Sweden – 3.5%
AAK AB	10	739
AF AB Class B	49	955
Atlas Copco AB Class A	178	5,367
Atrium Ljungberg AB Class B	56	978
Avanza Bank Holding AB	17	673
Axfood AB	71	1,255
Betsson AB*	67	741
Clas Ohlson AB Class B	57	888
Com Hem Holding AB	98	907
Electrolux AB Series B	57	1,431
Fabege AB	60	1,095
Hennes & Mauritz AB Class B	248	7,005
Hexpol AB	60	539
ICA Gruppen AB	45	1,488
Indutrade AB	39	838
Investment AB Latour Class B	32	1,311
Kinnevik AB Class B	38	970
Lifco AB Class B	18	488
Loomis AB Class B	23	711
NetEnt AB*	68	623
Nordea Bank AB	1,108	11,012
Sandvik AB	269	2,962
Securitas AB Class B	88	1,477
Skandinaviska Enskilda Banken AB Class A	528	5,312
Skanska AB Class B	68	1,590
Svenska Cellulosa AB SCA Class B	85	2,528
Svenska Handelsbanken AB Class A	334	4,596
Swedbank AB Class A	293	6,895
Swedish Match AB	52	1,911
Telefonaktiebolaget LM Ericsson Class A	762	5,501
Telia Co. AB	639	2,866
Thule Group AB(b)	53	906
Trelleborg AB Class B	34	667

Volvo AB Class B	322	3,679
Wallenstam AB Class B	110	930

Total Sweden		81,834
Switzerland – 7.7%
ABB Ltd. Registered Shares*	192	4,320
Actelion Ltd. Registered Shares*	6	1,041
Baloise Holding AG Registered Shares	15	1,818
Cie Financiere Richemont S.A. Registered Shares	55	3,359
Clariant AG Registered Shares*	73	1,259
Coca-Cola HBC AG*	67	1,560
Credit Suisse Group AG Registered Shares*	433	5,677
DKSH Holding AG	4	295
EMS-Chemie Holding AG Registered Shares	4	2,152
GAM Holding AG*	50	479
Geberit AG Registered Shares	5	2,194
Givaudan S.A. Registered Shares	2	4,079
Julius Baer Group Ltd.*	3	122
Kuehne + Nagel International AG Registered Shares	34	4,945
LafargeHolcim Ltd. Registered Shares*	97	5,253
Logitech International S.A. Registered Shares	42	944
Lonza Group AG Registered Shares*	10	1,915
Nestle S.A. Registered Shares	383	30,244
Novartis AG Registered Shares	392	30,894
OC Oerlikon Corp. AG Registered Shares*	28	280
Partners Group Holding AG	5	2,527
Roche Holding AG Genusschein	106	26,352
SGS S.A. Registered Shares	2	4,487
Sonova Holding AG Registered Shares	7	993
STMicroelectronics N.V.	289	2,355
Straumann Holding AG Registered Shares	3	1,175
Sulzer AG Registered Shares	3	314
Swatch Group AG (The) Bearer Shares(a)	5	1,417
Swiss Life Holding AG Registered Shares*	6	1,557
Swiss Re AG	88	7,957
Swisscom AG Registered Shares	7	3,334
Syngenta AG Registered Shares	11	4,823
UBS Group AG Registered Shares*	834	11,382
Vontobel Holding AG Registered Shares	24	1,196
Zurich Insurance Group AG*	34	8,768

Total Switzerland		181,467
United Kingdom – 20.6%
A.G. Barr PLC	204	1,359
Abcam PLC	13	142
Aberdeen Asset Management PLC	216	916
Admiral Group PLC	63	1,677
Aggreko PLC	49	607
Amec Foster Wheeler PLC	147	1,091
Ashmore Group PLC	315	1,447
Associated British Foods PLC	27	912
AstraZeneca PLC	259	16,836
Aviva PLC	800	4,578
Babcock International Group PLC	91	1,223
BAE Systems PLC	799	5,439

See Notes to Financial Statements.

88	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Investments	Shares	Value

Barclays PLC	2,139	$4,662
BBA Aviation PLC	303	984
Bellway PLC	17	523
Berkeley Group Holdings PLC	31	1,039
BHP Billiton PLC	571	8,623
Big Yellow Group PLC	116	1,175
Bodycote PLC	96	734
Booker Group PLC	314	726
BP PLC	6,407	37,452
Brewin Dolphin Holdings PLC	137	469
British American Tobacco PLC	333	21,326
British Land Co. PLC (The)	91	748
Britvic PLC	139	1,089
BT Group PLC	1,201	6,070
Burberry Group PLC	91	1,630
Carnival PLC	32	1,566
Centrica PLC	1,014	3,006
Close Brothers Group PLC	34	605
CNH Industrial N.V.	241	1,725
Cobham PLC	572	1,246
Compass Group PLC	271	5,263
Cranswick PLC	39	1,184
Croda International PLC	27	1,222
Dechra Pharmaceuticals PLC	87	1,574
Derwent London PLC	36	1,216
Diageo PLC	367	10,538
Direct Line Insurance Group PLC	108	512
Domino’s Pizza Group PLC	112	543
Drax Group PLC	109	432
DS Smith PLC	198	988
Dunelm Group PLC	85	941
easyJet PLC	60	785
Electrocomponents PLC	266	1,173
Essentra PLC	128	808
esure Group PLC	161	635
Foxtons Group PLC	44	57
GlaxoSmithKline PLC	1,325	28,279
Halfords Group PLC	227	1,034
Halma PLC	133	1,812
Hammerson PLC	139	1,060
Hargreaves Lansdown PLC	103	1,703
Hays PLC	552	931
Hikma Pharmaceuticals PLC	20	524
HomeServe PLC	185	1,384
Howden Joinery Group PLC	127	713
HSBC Holdings PLC	6,108	45,916
IG Group Holdings PLC	123	1,392
IMI PLC	37	516
Imperial Brands PLC	172	8,878
Informa PLC	206	1,905
International Consolidated Airlines Group S.A.	252	1,307
Intertek Group PLC	41	1,858
Intu Properties PLC	122	470
Investec PLC	167	1,022

ITV PLC	1,669	4,059
J Sainsbury PLC	331	1,057
John Wood Group PLC	67	661
Johnson Matthey PLC	32	1,369
Jupiter Fund Management PLC	90	497
Kingfisher PLC	421	2,061
Ladbrokes PLC	561	1,020
Land Securities Group PLC	52	715
Legal & General Group PLC	1,121	3,185
Lloyds Banking Group PLC	9,500	6,732
London Stock Exchange Group PLC	20	727
Man Group PLC	666	974
Mediclinic International PLC	62	746
Meggitt PLC	209	1,224
Melrose Industries PLC	202	458
Micro Focus International PLC	36	1,028
Mondi PLC	52	1,096
National Grid PLC	722	10,242
Next PLC	55	3,412
Old Mutual PLC	840	2,209
Pagegroup PLC	274	1,197
Pearson PLC	238	2,328
Pennon Group PLC	69	800
Persimmon PLC	62	1,462
Prudential PLC	188	3,337
PZ Cussons PLC	133	628
QinetiQ Group PLC	177	544
Reckitt Benckiser Group PLC	76	7,172
RELX N.V.	195	3,505
RELX PLC	227	4,314
Renishaw PLC	20	685
Restaurant Group PLC (The)	100	499
Rightmove PLC	13	713
Rio Tinto PLC	463	15,484
Rolls-Royce Holdings PLC*	198	1,852
Rotork PLC	282	774
Royal Dutch Shell PLC Class A	1,503	37,369
Royal Dutch Shell PLC Class B	752	19,508
Royal Mail PLC	219	1,393
SABMiller PLC	136	7,941
Saga PLC	88	244
Sage Group PLC (The)	179	1,716
Segro PLC	289	1,704
Severn Trent PLC	71	2,310
Sky PLC	234	2,717
Smith & Nephew PLC	138	2,230
Smiths Group PLC	104	1,978
Spectris PLC	22	562
Spirax-Sarco Engineering PLC	17	993
SSE PLC	227	4,624
St. James’s Place PLC	76	936
Stagecoach Group PLC	448	1,230
TalkTalk Telecom Group PLC(a)	153	401
Tate & Lyle PLC	127	1,236

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Investments	Shares	Value

Taylor Wimpey PLC	278	$557
Ted Baker PLC	13	416
Telecom Plus PLC	39	560
Tullett Prebon PLC	109	472
Unilever N.V. CVA	218	10,063
Unilever PLC	183	8,687
United Utilities Group PLC	120	1,564
Victrex PLC	61	1,242
Vodafone Group PLC	6,304	18,159
Weir Group PLC (The)	50	1,104
WH Smith PLC	38	759
Whitbread PLC	21	1,068
William Hill PLC	387	1,529
WM Morrison Supermarkets PLC	644	1,823

Total United Kingdom		486,061
TOTAL COMMON STOCKS (Cost: $2,422,490)		2,364,316
RIGHTS – 0.0%
Australia – 0.0%
Cover-More Group Ltd., expiring 10/17/16*
(Cost $0)	189	36
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $39,350)(d)	39,350	39,350
TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $2,461,840)		2,403,702
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.9)%		(45,595)

NET ASSETS – 100.0%		$2,358,107

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $43,666 and the total market value of the collateral held by the Fund was $45,960. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,610.

CVA – Certificaten Van Aandelen (Certificate of Stock)

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	AUD	37,567	USD	28,212	$(536)
10/4/2016	AUD	49,311	USD	37,027	(708)
10/4/2016	AUD	49,305	USD	37,027	(704)
10/4/2016	AUD	49,307	USD	37,027	(706)
10/4/2016	AUD	49,309	USD	37,027	(707)
10/4/2016	CHF	28,060	USD	28,615	(331)
10/4/2016	CHF	36,829	USD	37,556	(436)
10/4/2016	CHF	36,831	USD	37,556	(437)
10/4/2016	CHF	36,829	USD	37,556	(436)
10/4/2016	CHF	36,830	USD	37,556	(437)
10/4/2016	DKK	27,374	USD	4,102	(29)
10/4/2016	DKK	35,931	USD	5,383	(40)
10/4/2016	DKK	35,923	USD	5,383	(39)
10/4/2016	DKK	35,922	USD	5,383	(38)
10/4/2016	DKK	35,925	USD	5,383	(39)
10/4/2016	EUR	112,193	USD	125,134	(948)
10/4/2016	EUR	147,259	USD	164,238	(1,252)
10/4/2016	EUR	147,256	USD	164,238	(1,248)
10/4/2016	EUR	147,258	USD	164,238	(1,251)
10/4/2016	EUR	147,266	USD	164,238	(1,259)
10/4/2016	GBP	57,925	USD	75,904	659
10/4/2016	GBP	76,009	USD	99,623	888
10/4/2016	GBP	76,008	USD	99,623	889
10/4/2016	GBP	76,008	USD	99,623	889
10/4/2016	GBP	76,009	USD	99,623	887
10/4/2016	HKD	177,816	USD	22,930	4
10/4/2016	HKD	233,360	USD	30,092	4
10/4/2016	HKD	233,347	USD	30,092	6
10/4/2016	HKD	233,356	USD	30,092	5
10/4/2016	HKD	233,360	USD	30,092	4
10/4/2016	NOK	45,871	USD	5,500	(239)
10/4/2016	NOK	60,204	USD	7,218	(315)
10/4/2016	NOK	60,201	USD	7,218	(314)
10/4/2016	NOK	60,200	USD	7,218	(314)
10/4/2016	NOK	60,205	USD	7,218	(315)
10/4/2016	NZD	2,974	USD	2,155	(8)
10/4/2016	NZD	3,900	USD	2,825	(11)
10/4/2016	NZD	3,899	USD	2,825	(11)
10/4/2016	NZD	3,902	USD	2,825	(13)
10/4/2016	NZD	3,899	USD	2,825	(11)
10/4/2016	SEK	112,410	USD	13,129	8
10/4/2016	SEK	147,539	USD	17,230	9
10/4/2016	SEK	147,527	USD	17,230	10
10/4/2016	SEK	147,525	USD	17,230	11
10/4/2016	SEK	147,535	USD	17,230	9
10/4/2016	USD	1,617	AUD	2,117	3
10/4/2016	USD	36,687	AUD	47,941	—
10/4/2016	USD	36,687	AUD	47,939	(2)
10/4/2016	USD	27,955	AUD	36,530	(1)
10/4/2016	USD	36,687	AUD	47,938	(3)
10/4/2016	USD	36,687	AUD	47,940	(1)
10/4/2016	USD	1,641	CHF	1,586	(4)
10/4/2016	USD	37,211	CHF	36,073	1
10/4/2016	USD	37,211	CHF	36,073	1
10/4/2016	USD	28,354	CHF	27,487	1
10/4/2016	USD	37,211	CHF	36,074	2
10/4/2016	USD	37,211	CHF	36,073	1
10/4/2016	USD	235	DKK	1,554	(1)
10/4/2016	USD	4,067	DKK	26,947	—
10/4/2016	USD	5,333	DKK	35,334	—
10/4/2016	USD	5,333	DKK	35,334	—
10/4/2016	USD	5,333	DKK	35,334	—
10/4/2016	USD	5,333	DKK	35,335	—
10/4/2016	USD	7,174	EUR	6,364	(23)
10/4/2016	USD	123,988	EUR	110,327	(3)
10/4/2016	USD	162,731	EUR	144,801	(3)

See Notes to Financial Statements.

90	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	USD	162,731	EUR	144,800	$(4)
10/4/2016	USD	162,731	EUR	144,797	(8)
10/4/2016	USD	162,731	EUR	144,808	4
10/4/2016	USD	4,352	GBP	3,353	4
10/4/2016	USD	98,709	GBP	75,991	3
10/4/2016	USD	98,709	GBP	75,986	(3)
10/4/2016	USD	75,208	GBP	57,895	(2)
10/4/2016	USD	98,709	GBP	75,985	(5)
10/4/2016	USD	98,709	GBP	75,987	(2)
10/4/2016	USD	1,315	HKD	10,197	—
10/4/2016	USD	22,719	HKD	176,212	1
10/4/2016	USD	29,816	HKD	231,263	1
10/4/2016	USD	29,816	HKD	231,258	1
10/4/2016	USD	29,816	HKD	231,259	1
10/4/2016	USD	29,816	HKD	231,257	1
10/4/2016	USD	315	NOK	2,552	4
10/4/2016	USD	5,453	NOK	43,583	—
10/4/2016	USD	7,151	NOK	57,155	—
10/4/2016	USD	7,151	NOK	57,156	—
10/4/2016	USD	7,151	NOK	57,156	—
10/4/2016	USD	7,151	NOK	57,154	—
10/4/2016	USD	123	NZD	169	—
10/4/2016	USD	2,136	NZD	2,937	—
10/4/2016	USD	2,799	NZD	3,849	—
10/4/2016	USD	2,799	NZD	3,849	—
10/4/2016	USD	2,799	NZD	3,849	—
10/4/2016	USD	2,799	NZD	3,849	—
10/4/2016	USD	753	SEK	6,416	(4)
10/4/2016	USD	13,008	SEK	111,442	—
10/4/2016	USD	17,072	SEK	146,258	(1)
10/4/2016	USD	17,072	SEK	146,255	(1)
10/4/2016	USD	17,072	SEK	146,255	(1)
10/4/2016	USD	17,072	SEK	146,259	—
10/5/2016	ILS	8,738	USD	2,311	(18)
10/5/2016	ILS	11,451	USD	3,028	(24)
10/5/2016	ILS	11,451	USD	3,028	(24)
10/5/2016	ILS	11,451	USD	3,028	(24)
10/5/2016	ILS	11,451	USD	3,028	(24)
10/5/2016	JPY	6,665,833	USD	64,543	(1,285)
10/5/2016	JPY	8,749,190	USD	84,712	(1,690)
10/5/2016	JPY	8,748,928	USD	84,712	(1,688)
10/5/2016	JPY	8,748,962	USD	84,712	(1,688)
10/5/2016	JPY	8,749,775	USD	84,712	(1,696)
10/5/2016	SGD	9,348	USD	6,858	2
10/5/2016	SGD	12,271	USD	9,001	1
10/5/2016	SGD	12,269	USD	9,001	3
10/5/2016	SGD	12,269	USD	9,001	3
10/5/2016	SGD	12,270	USD	9,001	2
10/5/2016	USD	132	ILS	495	—
10/5/2016	USD	3,001	ILS	11,259	—
10/5/2016	USD	3,001	ILS	11,262	1
10/5/2016	USD	3,001	ILS	11,261	—
10/5/2016	USD	2,287	ILS	8,580	—
10/5/2016	USD	3,001	ILS	11,260	—
10/5/2016	USD	3,700	JPY	371,291	(33)
10/5/2016	USD	83,935	JPY	8,499,425	1
10/5/2016	USD	83,935	JPY	8,499,770	4
10/5/2016	USD	83,935	JPY	8,499,929	6
10/5/2016	USD	63,951	JPY	6,476,157	4
10/5/2016	USD	83,935	JPY	8,499,929	6
10/5/2016	USD	393	SGD	534	(1)
10/5/2016	USD	8,918	SGD	12,158	(1)
10/5/2016	USD	8,918	SGD	12,156	(2)
10/5/2016	USD	8,918	SGD	12,158	(1)
10/5/2016	USD	6,797	SGD	9,267	—
10/5/2016	USD	8,918	SGD	12,159	—
11/2/2016	AUD	37,653	USD	28,795	(1)
11/2/2016	AUD	49,415	USD	37,790	(2)
11/2/2016	AUD	49,413	USD	37,790	—
11/2/2016	AUD	49,411	USD	37,790	1
11/2/2016	AUD	49,414	USD	37,790	(1)
11/2/2016	CHF	36,217	USD	37,422	(2)
11/2/2016	CHF	36,219	USD	37,422	(5)
11/2/2016	CHF	36,218	USD	37,422	(3)
11/2/2016	CHF	27,598	USD	28,515	(3)
11/2/2016	CHF	36,219	USD	37,422	(4)
11/2/2016	DKK	34,133	USD	5,159	—
11/2/2016	DKK	34,134	USD	5,159	—
11/2/2016	DKK	34,134	USD	5,159	—
11/2/2016	DKK	26,012	USD	3,931	—
11/2/2016	DKK	34,140	USD	5,159	(1)
11/2/2016	EUR	110,028	USD	123,812	(9)
11/2/2016	EUR	144,397	USD	162,498	(1)
11/2/2016	EUR	144,405	USD	162,498	(9)
11/2/2016	EUR	144,399	USD	162,498	(4)
11/2/2016	EUR	144,410	USD	162,498	(16)
11/2/2016	GBP	75,938	USD	98,696	(9)
11/2/2016	GBP	75,931	USD	98,696	—
11/2/2016	GBP	75,933	USD	98,696	(2)
11/2/2016	GBP	57,857	USD	75,197	(5)
11/2/2016	GBP	75,931	USD	98,696	1
11/2/2016	HKD	235,060	USD	30,312	(4)
11/2/2016	HKD	235,052	USD	30,312	(3)
11/2/2016	HKD	235,047	USD	30,312	(2)
11/2/2016	HKD	179,105	USD	23,098	(1)
11/2/2016	HKD	235,046	USD	30,312	(2)
11/2/2016	ILS	10,901	USD	2,907	—
11/2/2016	ILS	10,905	USD	2,907	(1)
11/2/2016	ILS	10,904	USD	2,907	(1)
11/2/2016	ILS	8,307	USD	2,215	—
11/2/2016	ILS	10,902	USD	2,907	—
11/2/2016	JPY	8,679,203	USD	85,804	(6)
11/2/2016	JPY	8,679,254	USD	85,804	(7)
11/2/2016	JPY	8,679,417	USD	85,804	(9)
11/2/2016	JPY	6,613,145	USD	65,377	(6)
11/2/2016	JPY	8,679,469	USD	85,804	(9)
11/2/2016	NOK	59,099	USD	7,395	—
11/2/2016	NOK	59,101	USD	7,395	—
11/2/2016	NOK	45,051	USD	5,637	—
11/2/2016	NOK	59,102	USD	7,395	(1)
11/2/2016	NOK	59,101	USD	7,395	—
11/2/2016	NZD	3,693	USD	2,682	—
11/2/2016	NZD	3,693	USD	2,682	—
11/2/2016	NZD	2,819	USD	2,047	—
11/2/2016	NZD	3,693	USD	2,682	—
11/2/2016	NZD	3,693	USD	2,682	—

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	91

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HDWM)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
11/2/2016	SEK	147,680	USD	17,263	$—
11/2/2016	SEK	147,677	USD	17,263	1
11/2/2016	SEK	112,562	USD	13,157	(1)
11/2/2016	SEK	147,682	USD	17,263	—
11/2/2016	SEK	147,691	USD	17,263	(1)
11/3/2016	SGD	12,274	USD	9,004	—
11/3/2016	SGD	12,271	USD	9,004	2
11/3/2016	SGD	12,274	USD	9,004	—
11/3/2016	SGD	9,355	USD	6,862	(1)
11/3/2016	SGD	12,274	USD	9,004	—
					$(17,186)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

92	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.3%
Australia – 5.5%
Aristocrat Leisure Ltd.	64,205	$776,791
Blackmores Ltd.(a)	5,569	496,827
Brambles Ltd.	434,292	3,981,458
BT Investment Management Ltd.	143,336	975,126
carsales.com Ltd.	88,460	808,944
Cochlear Ltd.	11,788	1,271,838
Crown Resorts Ltd.	207,653	2,083,265
CSL Ltd.	77,592	6,353,371
Fortescue Metals Group Ltd.	613,228	2,322,901
G8 Education Ltd.(a)	114,764	266,983
JB Hi-Fi Ltd.	32,034	710,171
Magellan Financial Group Ltd.	75,671	1,255,429
NIB Holdings Ltd.	150,535	539,122
Northern Star Resources Ltd.	85,686	305,562
Platinum Asset Management Ltd.	416,542	1,603,357
Ramsay Health Care Ltd.	33,450	2,025,284
REA Group Ltd.	13,113	566,460
Seek Ltd.	103,886	1,237,001
TPG Telecom Ltd.	119,863	790,671

Total Australia		28,370,561
Austria – 0.1%
ams AG(a)	20,661	671,365
Belgium – 0.6%
Ion Beam Applications	12,658	642,973
Melexis N.V.	18,113	1,300,506
Warehouses De Pauw CVA	10,896	1,081,716

Total Belgium		3,025,195
China – 3.5%
China Everbright International Ltd.	1,310,000	1,557,282
China Overseas Land & Investment Ltd.	3,220,000	10,918,843
CITIC Telecom International Holdings Ltd.	1,827,000	680,772
CSPC Pharmaceutical Group Ltd.	1,098,000	1,098,573
Guangdong Investment Ltd.	2,394,000	3,802,768

Total China		18,058,238
Denmark – 4.1%
DSV A/S	16,778	835,614
Novo Nordisk A/S Class B	402,966	16,748,819
Novozymes A/S Class B	38,193	1,680,251
Pandora A/S	11,277	1,363,258
SimCorp A/S	9,905	575,529

Total Denmark		21,203,471
Finland – 2.3%
Kone Oyj Class B	193,237	9,809,106
Orion Oyj Class B	43,061	1,698,074
Uponor Oyj	29,353	543,624

Total Finland		12,050,804
France – 9.1%
Airbus Group SE	243,929	14,759,021
BioMerieux	4,710	702,394
Dassault Systemes	18,695	1,622,559

Essilor International S.A.	23,393	3,017,983
Eurazeo S.A.	38,468	2,232,415
Gaztransport Et Technigaz S.A.(a)	40,888	1,181,603
Hermes International	6,905	2,811,002
Ingenico Group S.A.	9,696	847,410
Ipsen S.A.	15,208	1,068,001
LVMH Moet Hennessy Louis Vuitton SE	78,692	13,424,293
Plastic Omnium S.A.	14,911	494,666
Sartorius Stedim Biotech	7,091	532,559
SEB S.A.	4,826	681,186
Valeo S.A.	35,020	2,043,730
Zodiac Aerospace	55,275	1,346,409

Total France		46,765,231
Germany – 6.1%
adidas AG	19,113	3,318,535
Bechtle AG	6,041	699,254
Bertrandt AG	4,433	483,285
Carl Zeiss Meditec AG Bearer Shares	15,181	580,566
Continental AG	26,233	5,517,303
Fielmann AG	15,604	1,272,221
Fuchs Petrolub SE	24,917	1,017,723
Henkel AG & Co. KGaA	54,733	6,372,327
Infineon Technologies AG	230,861	4,119,933
MTU Aero Engines AG	15,098	1,527,890
ProSiebenSat.1 Media SE	60,202	2,579,009
Symrise AG	23,841	1,747,676
United Internet AG Registered Shares	44,430	1,966,510

Total Germany		31,202,232
Hong Kong – 2.3%
Power Assets Holdings Ltd.	935,500	9,118,651
SJM Holdings Ltd.	1,975,000	1,451,466
Techtronic Industries Co., Ltd.	171,000	668,042
Vitasoy International Holdings Ltd.	266,000	536,393

Total Hong Kong		11,774,552
Indonesia – 0.0%
Bumitama Agri Ltd.	237,000	126,022
Ireland – 0.5%
Glanbia PLC	31,163	599,734
Greencore Group PLC	124,810	543,940
Kingspan Group PLC	25,862	696,948
Paddy Power Betfair PLC	5,534	626,265

Total Ireland		2,466,887
Italy – 1.4%
Anima Holding SpA(b)	216,213	1,056,964
Brembo SpA	8,472	505,556
De’ Longhi SpA	24,961	604,222
DiaSorin SpA	8,970	576,604
Industria Macchine Automatiche SpA	13,598	903,133
Luxottica Group SpA	57,472	2,746,241
Salvatore Ferragamo SpA	26,558	674,517

Total Italy		7,067,237

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2016

Investments	Shares	Value

Japan – 10.7%
ABC-Mart, Inc.	10,400	$704,528
Calbee, Inc.	15,200	572,636
CyberAgent, Inc.	9,000	265,916
Daikin Industries Ltd.	48,900	4,515,518
Daito Trust Construction Co., Ltd.	29,700	4,743,964
DeNA Co., Ltd.	23,700	855,414
Fast Retailing Co., Ltd.	7,900	2,519,044
GungHo Online Entertainment, Inc.(a)	225,800	550,759
Hikari Tsushin, Inc.	7,300	674,744
Hino Motors Ltd.	258,500	2,733,950
Isuzu Motors Ltd.	145,800	1,698,228
Japan Aviation Electronics Industry Ltd.(a)	28,000	434,108
Kakaku.com, Inc.	34,900	628,279
Kaken Pharmaceutical Co., Ltd.	12,900	787,261
Koito Manufacturing Co., Ltd.	9,400	452,990
Kubota Corp.	297,800	4,450,899
Meitec Corp.	19,800	693,142
Mixi, Inc.	34,100	1,224,051
Murata Manufacturing Co., Ltd.	46,940	6,039,877
Nabtesco Corp.	31,600	887,789
NGK Spark Plug Co., Ltd.	35,800	624,684
Nippon Paint Holdings Co., Ltd.(a)	47,800	1,581,297
Nissan Chemical Industries Ltd.	34,600	1,043,826
Nitori Holdings Co., Ltd.	5,800	690,169
Obic Co., Ltd.	23,300	1,230,978
Oki Electric Industry Co., Ltd.	41,600	555,406
Oracle Corp.	29,300	1,646,344
Oriental Land Co., Ltd.(a)	13,100	793,516
Park24 Co., Ltd.	33,800	1,094,791
Pigeon Corp.	23,200	696,470
Ryohin Keikaku Co., Ltd.	1,900	381,445
Sanrio Co., Ltd.	27,800	506,503
Sawai Pharmaceutical Co., Ltd.	7,600	538,863
Shimano, Inc.	6,800	1,001,886
Shionogi & Co., Ltd.	41,700	2,121,546
Sundrug Co., Ltd.	8,500	709,278
Sysmex Corp.	18,300	1,344,512
Tadano Ltd.	54,000	525,789
Trend Micro, Inc.	55,200	1,913,317
USS Co., Ltd.	49,300	826,657

Total Japan		55,260,374
Netherlands – 2.3%
ASML Holding N.V.	66,923	7,347,076
Boskalis Westminster	85,467	3,045,196
Flow Traders(b)	29,624	901,533
GrandVision N.V.(b)	21,828	607,125

Total Netherlands		11,900,930
New Zealand – 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	170,900	1,244,027
Mainfreight Ltd.	32,181	415,386

Total New Zealand		1,659,413

Norway – 1.3%
AF Gruppen ASA	31,454	621,815
Entra ASA(b)	84,381	944,922
Kongsberg Gruppen ASA	35,850	556,210
Leroy Seafood Group ASA	22,650	1,144,644
Salmar ASA	61,288	1,871,085
Tomra Systems ASA	38,787	450,120
Veidekke ASA	64,445	991,796

Total Norway		6,580,592
Portugal – 0.5%
Jeronimo Martins, SGPS, S.A.	152,094	2,638,200
Singapore – 1.2%
M1 Ltd.	748,800	1,318,068
Raffles Medical Group Ltd.(a)	503,300	564,780
Singapore Exchange Ltd.	557,900	3,032,043
Singapore Post Ltd.(a)	1,261,800	1,351,152

Total Singapore		6,266,043
Spain – 4.8%
Almirall S.A.	31,132	478,960
Amadeus IT Group S.A.	102,324	5,113,682
Atresmedia Corp. de Medios de Comunicacion S.A.	56,949	624,633
Grifols S.A.	77,011	1,659,933
Industria de Diseno Textil S.A.	374,192	13,877,061
Mediaset Espana Comunicacion S.A.	109,261	1,295,408
Zardoya Otis S.A.(a)	152,533	1,467,325

Total Spain		24,517,002
Sweden – 5.6%
AAK AB	7,501	554,647
Assa Abloy AB Class B	213,175	4,336,952
Atlas Copco AB Class B	155,213	4,246,554
Axfood AB	86,815	1,534,163
Betsson AB*	34,757	384,593
Fabege AB	54,025	986,240
Hennes & Mauritz AB Class B	357,512	10,098,502
Indutrade AB	29,611	635,948
Intrum Justitia AB	27,649	892,976
Investment AB Latour Class B	41,518	1,700,962
JM AB	19,538	534,550
Lifco AB Class B	15,714	425,709
NCC AB Class B	36,056	946,073
NetEnt AB*	47,686	436,930
Nibe Industrier AB Class B	61,210	545,484
Sweco AB Class B	39,170	808,327

Total Sweden		29,068,610
Switzerland – 12.1%
Actelion Ltd. Registered Shares*	12,243	2,124,275
EMS-Chemie Holding AG Registered Shares	7,136	3,838,894
Galenica AG Registered Shares	1,049	1,115,658
Geberit AG Registered Shares	10,443	4,582,682
Partners Group Holding AG	8,517	4,305,065
Roche Holding AG Bearer Shares	40,696	10,104,732

See Notes to Financial Statements.

94	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2016

Investments	Shares	Value

Roche Holding AG Genusschein	111,775	$27,788,091
Schindler Holding AG Participation Certificate	11,745	2,207,488
Schindler Holding AG Registered Shares	8,884	1,682,590
Sonova Holding AG Registered Shares	13,014	1,845,910
Straumann Holding AG Registered Shares	2,319	908,439
Swatch Group AG (The) Registered Shares	21,107	1,175,756
Temenos Group AG Registered Shares*	8,865	559,664

Total Switzerland		62,239,244
United Kingdom – 26.0%
Ashtead Group PLC	92,104	1,520,664
Babcock International Group PLC	131,607	1,769,410
Barratt Developments PLC	258,318	1,658,649
Bellway PLC	24,141	742,898
Berendsen PLC	54,954	888,032
Berkeley Group Holdings PLC	45,472	1,523,958
BGEO Group PLC	14,702	554,603
Big Yellow Group PLC	59,350	601,346
Bovis Homes Group PLC	37,600	427,371
British American Tobacco PLC	452,207	28,959,651
Carillion PLC	351,217	1,130,996
Compass Group PLC	207,367	4,027,077
Countrywide PLC	108,589	305,248
Croda International PLC	33,701	1,525,211
Daily Mail & General Trust PLC Class A Non-Voting Shares	72,457	700,736
Derwent London PLC	20,451	690,978
easyJet PLC	154,837	2,025,412
Essentra PLC(a)	81,824	516,460
esure Group PLC	207,934	820,042
Halma PLC	60,742	827,701
Hammerson PLC	331,849	2,530,392
Hargreaves Lansdown PLC	138,425	2,289,033
Hays PLC	364,665	614,862
Hikma Pharmaceuticals PLC	19,860	520,606
Howden Joinery Group PLC	145,058	814,584
IG Group Holdings PLC	147,530	1,669,197
International Consolidated Airlines Group S.A.	814,041	4,222,806
Jardine Lloyd Thompson Group PLC	98,567	1,295,750
Johnson Matthey PLC	50,483	2,160,120
Merlin Entertainments PLC(b)	103,397	590,439
Moneysupermarket.com Group PLC	201,712	786,334
Persimmon PLC	89,952	2,120,785
Reckitt Benckiser Group PLC	159,307	15,034,175
RELX PLC	158,363	3,009,589
Renishaw PLC	19,982	684,476
Rightmove PLC	14,368	787,995
Sage Group PLC (The)	271,704	2,604,723
Savills PLC	58,215	541,448
Sky PLC	332,324	3,859,298
Smith & Nephew PLC	170,762	2,759,438
Unilever N.V. CVA	665,554	30,722,031
Unite Group PLC (The)	66,601	548,936
Victrex PLC	29,828	607,546
WH Smith PLC	22,235	444,225

Whitbread PLC	23,730	1,207,117
WS Atkins PLC	32,881	678,700

Total United Kingdom		134,321,048
TOTAL COMMON STOCKS (Cost: $512,274,230)		517,233,251
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $4,325,064)(d)	4,325,064	4,325,064
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $516,599,294)		521,558,315
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.1)%		(5,915,427)

NET ASSETS – 100.0%		$515,642,888

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $4,736,533 and the total market value of the collateral held by the Fund was $5,007,211. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $682,147.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

10/4/2016	AUD	5,764,027	USD	4,328,715	$(82,208)
10/4/2016	AUD	7,566,225	USD	5,681,433	(108,623)
10/4/2016	AUD	7,565,439	USD	5,681,433	(108,022)
10/4/2016	AUD	7,565,752	USD	5,681,433	(108,261)
10/4/2016	AUD	2,061,535	USD	1,548,075	(29,516)
10/4/2016	AUD	7,566,013	USD	5,681,433	(108,461)
10/4/2016	AUD	293,256	USD	221,154	(3,260)
10/4/2016	AUD	197,086	USD	147,436	(3,384)
10/4/2016	CHF	9,131,082	USD	9,311,720	(107,593)
10/4/2016	CHF	11,985,114	USD	12,221,627	(141,808)
10/4/2016	CHF	11,985,579	USD	12,221,627	(142,287)
10/4/2016	CHF	11,985,090	USD	12,221,627	(141,783)
10/4/2016	CHF	3,265,759	USD	3,330,144	(38,702)
10/4/2016	CHF	11,985,505	USD	12,221,627	(142,212)
10/4/2016	CHF	465,561	USD	475,735	(4,522)
10/4/2016	CHF	310,254	USD	317,157	(2,891)
10/4/2016	DKK	23,302,971	USD	3,491,989	(24,936)
10/4/2016	DKK	30,592,691	USD	4,583,231	(33,872)
10/4/2016	DKK	30,585,674	USD	4,583,231	(32,813)
10/4/2016	DKK	30,585,349	USD	4,583,231	(32,763)
10/4/2016	DKK	8,334,513	USD	1,248,837	(9,022)
10/4/2016	DKK	30,587,659	USD	4,583,231	(33,112)
10/4/2016	DKK	1,184,784	USD	178,405	(405)
10/4/2016	DKK	793,124	USD	118,937	(763)
10/4/2016	EUR	23,264,439	USD	25,947,899	(196,679)
10/4/2016	EUR	30,535,889	USD	34,056,616	(259,618)
10/4/2016	EUR	30,535,150	USD	34,056,616	(258,787)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	95

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

10/4/2016	EUR	30,535,615	USD	34,056,616	$(259,310)
10/4/2016	EUR	8,320,764	USD	9,279,732	(71,143)
10/4/2016	EUR	30,537,203	USD	34,056,616	(261,095)
10/4/2016	EUR	1,182,874	USD	1,325,676	(3,637)
10/4/2016	EUR	791,130	USD	883,784	(5,288)
10/4/2016	GBP	11,766,234	USD	15,418,238	133,901
10/4/2016	GBP	15,439,681	USD	20,236,435	180,291
10/4/2016	GBP	15,439,528	USD	20,236,435	180,490
10/4/2016	GBP	15,439,516	USD	20,236,435	180,505
10/4/2016	GBP	4,206,978	USD	5,514,015	49,151
10/4/2016	GBP	15,439,728	USD	20,236,435	180,230
10/4/2016	GBP	591,882	USD	787,717	18,862
10/4/2016	GBP	401,291	USD	525,144	3,867
10/4/2016	HKD	33,905,956	USD	4,372,289	683
10/4/2016	HKD	44,502,325	USD	5,738,625	795
10/4/2016	HKD	44,499,938	USD	5,738,625	1,102
10/4/2016	HKD	44,501,602	USD	5,738,625	888
10/4/2016	HKD	12,125,997	USD	1,563,658	214
10/4/2016	HKD	44,502,411	USD	5,738,625	784
10/4/2016	HKD	1,732,535	USD	223,380	(1)
10/4/2016	HKD	1,155,380	USD	148,920	(47)
10/4/2016	NOK	7,739,681	USD	927,999	(40,393)
10/4/2016	NOK	10,159,149	USD	1,217,995	(53,122)
10/4/2016	NOK	10,158,586	USD	1,217,995	(53,052)
10/4/2016	NOK	10,158,423	USD	1,217,995	(53,031)
10/4/2016	NOK	10,159,188	USD	1,217,995	(53,127)
10/4/2016	NOK	2,768,173	USD	331,879	(14,476)
10/4/2016	NOK	395,130	USD	47,411	(2,028)
10/4/2016	NOK	262,342	USD	31,608	(1,216)
10/4/2016	NZD	358,436	USD	259,696	(958)
10/4/2016	NZD	470,496	USD	340,847	(1,298)
10/4/2016	NZD	470,483	USD	340,847	(1,288)
10/4/2016	NZD	470,796	USD	340,847	(1,516)
10/4/2016	NZD	128,196	USD	92,874	(350)
10/4/2016	NZD	470,480	USD	340,847	(1,286)
10/4/2016	NZD	18,225	USD	13,268	15
10/4/2016	NZD	12,181	USD	8,845	(13)
10/4/2016	SEK	37,829,314	USD	4,418,295	2,800
10/4/2016	SEK	49,656,265	USD	5,799,007	3,052
10/4/2016	SEK	49,652,269	USD	5,799,007	3,518
10/4/2016	SEK	49,651,689	USD	5,799,007	3,586
10/4/2016	SEK	13,530,585	USD	1,580,111	800
10/4/2016	SEK	49,655,169	USD	5,799,007	3,180
10/4/2016	SEK	1,930,714	USD	225,730	374
10/4/2016	SEK	1,288,552	USD	150,487	85
10/4/2016	USD	168,402	AUD	220,494	331
10/4/2016	USD	4,608,434	AUD	6,021,963	(125)
10/4/2016	USD	6,048,569	AUD	7,903,671	(282)
10/4/2016	USD	6,048,569	AUD	7,903,971	(53)
10/4/2016	USD	6,048,569	AUD	7,903,434	(464)
10/4/2016	USD	6,048,569	AUD	7,903,837	(156)
10/4/2016	USD	362,258	CHF	350,212	(991)
10/4/2016	USD	13,011,391	CHF	12,613,620	389
10/4/2016	USD	13,011,391	CHF	12,613,633	403
10/4/2016	USD	9,913,442	CHF	9,610,329	245
10/4/2016	USD	13,011,391	CHF	12,613,867	644
10/4/2016	USD	13,011,391	CHF	12,613,503	268
10/4/2016	USD	135,850	DKK	898,132	(302)
10/4/2016	USD	4,879,400	DKK	32,329,045	(244)

10/4/2016	USD	3,717,642	DKK	24,632,639	(41)
10/4/2016	USD	4,879,400	DKK	32,329,050	(243)
10/4/2016	USD	4,879,400	DKK	32,329,045	(244)
10/4/2016	USD	4,879,400	DKK	32,329,831	(125)
10/4/2016	USD	1,009,463	EUR	895,434	(3,174)
10/4/2016	USD	27,624,656	EUR	24,580,967	(564)
10/4/2016	USD	36,257,359	EUR	32,262,546	(708)
10/4/2016	USD	36,257,359	EUR	32,262,316	(966)
10/4/2016	USD	36,257,359	EUR	32,261,570	(1,805)
10/4/2016	USD	36,257,359	EUR	32,264,039	970
10/4/2016	USD	599,823	GBP	462,176	543
10/4/2016	USD	16,414,567	GBP	12,635,999	(406)
10/4/2016	USD	21,544,116	GBP	16,585,640	629
10/4/2016	USD	21,544,116	GBP	16,584,644	(665)
10/4/2016	USD	21,544,116	GBP	16,584,325	(1,080)
10/4/2016	USD	21,544,116	GBP	16,584,772	(499)
10/4/2016	USD	170,097	HKD	1,319,033	(30)
10/4/2016	USD	6,109,456	HKD	47,387,018	307
10/4/2016	USD	6,109,456	HKD	47,386,053	183
10/4/2016	USD	4,654,826	HKD	36,103,491	115
10/4/2016	USD	6,109,456	HKD	47,386,163	197
10/4/2016	USD	6,109,456	HKD	47,385,796	150
10/4/2016	USD	36,102	NOK	292,488	494
10/4/2016	USD	1,296,702	NOK	10,363,943	39
10/4/2016	USD	1,296,702	NOK	10,364,150	65
10/4/2016	USD	1,296,702	NOK	10,364,149	65
10/4/2016	USD	987,967	NOK	7,896,329	25
10/4/2016	USD	1,296,702	NOK	10,363,891	32
10/4/2016	USD	10,103	NZD	13,906	9
10/4/2016	USD	362,873	NZD	499,014	10
10/4/2016	USD	276,476	NZD	380,202	7
10/4/2016	USD	362,873	NZD	499,025	18
10/4/2016	USD	362,873	NZD	499,015	10
10/4/2016	USD	362,873	NZD	499,014	10
10/4/2016	USD	171,887	SEK	1,464,518	(946)
10/4/2016	USD	6,173,740	SEK	52,891,295	(187)
10/4/2016	USD	4,703,804	SEK	40,298,364	(117)
10/4/2016	USD	6,173,740	SEK	52,890,258	(308)
10/4/2016	USD	6,173,740	SEK	52,890,258	(308)
10/4/2016	USD	6,173,740	SEK	52,891,604	(151)
10/5/2016	ILS	51,357	USD	13,583	(105)
10/5/2016	ILS	67,415	USD	17,827	(140)
10/5/2016	ILS	67,414	USD	17,827	(140)
10/5/2016	ILS	67,415	USD	17,827	(140)
10/5/2016	ILS	18,371	USD	4,858	(38)
10/5/2016	ILS	67,414	USD	17,827	(140)
10/5/2016	ILS	2,617	USD	694	(4)
10/5/2016	ILS	1,749	USD	463	(3)
10/5/2016	JPY	831,487,173	USD	8,051,008	(160,317)
10/5/2016	JPY	1,091,370,883	USD	10,566,944	(210,854)
10/5/2016	JPY	1,091,338,125	USD	10,566,944	(210,531)
10/5/2016	JPY	1,091,342,352	USD	10,566,944	(210,573)
10/5/2016	JPY	1,091,443,795	USD	10,566,944	(211,575)
10/5/2016	JPY	297,394,762	USD	2,879,277	(57,636)
10/5/2016	JPY	42,394,032	USD	411,325	(7,336)
10/5/2016	JPY	28,011,677	USD	274,217	(2,411)
10/5/2016	SGD	1,354,245	USD	993,517	259
10/5/2016	SGD	1,777,738	USD	1,303,986	121
10/5/2016	SGD	1,777,385	USD	1,303,986	380

See Notes to Financial Statements.

96	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

10/5/2016	SGD	1,777,398	USD	1,303,986	$370
10/5/2016	SGD	484,312	USD	355,310	96
10/5/2016	SGD	1,777,522	USD	1,303,986	279
10/5/2016	SGD	69,002	USD	50,759	150
10/5/2016	SGD	46,277	USD	33,839	(103)
10/5/2016	USD	528	ILS	1,979	(1)
10/5/2016	USD	18,979	ILS	71,208	(1)
10/5/2016	USD	18,979	ILS	71,224	4
10/5/2016	USD	18,979	ILS	71,216	1
10/5/2016	USD	14,462	ILS	54,255	(2)
10/5/2016	USD	18,979	ILS	71,209	—
10/5/2016	USD	313,212	JPY	31,430,510	(2,821)
10/5/2016	USD	11,249,782	JPY	1,139,175,424	109
10/5/2016	USD	8,571,263	JPY	867,990,375	548
10/5/2016	USD	11,249,782	JPY	1,139,242,923	775
10/5/2016	USD	11,249,782	JPY	1,139,242,923	775
10/5/2016	USD	11,249,782	JPY	1,139,221,548	564
10/5/2016	USD	38,651	SGD	52,540	(116)
10/5/2016	USD	1,388,250	SGD	1,892,671	(89)
10/5/2016	USD	1,388,250	SGD	1,892,267	(385)
10/5/2016	USD	1,057,718	SGD	1,442,041	(67)
10/5/2016	USD	1,388,250	SGD	1,892,625	(122)
10/5/2016	USD	1,388,250	SGD	1,892,768	(17)
11/2/2016	AUD	7,834,932	USD	5,991,764	(273)
11/2/2016	AUD	5,969,467	USD	4,565,156	(202)
11/2/2016	AUD	7,834,635	USD	5,991,764	(46)
11/2/2016	AUD	7,834,307	USD	5,991,764	205
11/2/2016	AUD	7,834,747	USD	5,991,764	(132)
11/2/2016	CHF	12,799,233	USD	13,224,206	(1,615)
11/2/2016	CHF	12,798,439	USD	13,224,206	(795)
11/2/2016	CHF	12,798,757	USD	13,224,206	(1,123)
11/2/2016	CHF	9,751,497	USD	10,075,588	(918)
11/2/2016	CHF	12,798,968	USD	13,224,206	(1,341)
11/2/2016	DKK	29,533,916	USD	4,463,821	305
11/2/2016	DKK	29,534,287	USD	4,463,821	249
11/2/2016	DKK	22,505,092	USD	3,401,011	(226)
11/2/2016	DKK	29,534,037	USD	4,463,821	286
11/2/2016	DKK	29,539,746	USD	4,463,821	(576)
11/2/2016	EUR	32,619,038	USD	36,706,106	(2,108)
11/2/2016	EUR	32,617,444	USD	36,706,106	(314)
11/2/2016	EUR	32,617,879	USD	36,706,106	(803)
11/2/2016	EUR	24,853,022	USD	27,966,559	(2,078)
11/2/2016	EUR	32,620,372	USD	36,706,106	(3,608)
11/2/2016	GBP	16,044,738	USD	20,853,170	(1,886)
11/2/2016	GBP	16,043,245	USD	20,853,170	55
11/2/2016	GBP	16,043,553	USD	20,853,170	(346)
11/2/2016	GBP	12,224,348	USD	15,888,132	(1,156)
11/2/2016	GBP	16,043,195	USD	20,853,170	120
11/2/2016	HKD	49,476,895	USD	6,380,261	(768)
11/2/2016	HKD	49,475,268	USD	6,380,261	(558)
11/2/2016	HKD	49,474,107	USD	6,380,261	(408)
11/2/2016	HKD	37,694,071	USD	4,861,153	(246)
11/2/2016	HKD	49,473,947	USD	6,380,261	(387)
11/2/2016	ILS	71,682	USD	19,115	—
11/2/2016	ILS	71,705	USD	19,115	(6)
11/2/2016	ILS	54,618	USD	14,564	—
11/2/2016	ILS	71,697	USD	19,115	(4)
11/2/2016	ILS	71,687	USD	19,115	(1)

11/2/2016	JPY	1,184,431,971	USD	11,709,485	(872)
11/2/2016	JPY	1,184,438,997	USD	11,709,485	(941)
11/2/2016	JPY	1,184,461,245	USD	11,709,485	(1,161)
11/2/2016	JPY	902,447,130	USD	8,921,517	(885)
11/2/2016	JPY	1,184,468,271	USD	11,709,485	(1,231)
11/2/2016	NOK	10,934,002	USD	1,368,157	(42)
11/2/2016	NOK	10,934,304	USD	1,368,157	(80)
11/2/2016	NOK	10,934,616	USD	1,368,157	(119)
11/2/2016	NOK	8,331,016	USD	1,042,406	(75)
11/2/2016	NOK	10,934,318	USD	1,368,157	(82)
11/2/2016	NZD	515,282	USD	374,247	(17)
11/2/2016	NZD	515,284	USD	374,247	(19)
11/2/2016	NZD	515,277	USD	374,247	(14)
11/2/2016	NZD	392,624	USD	285,144	(31)
11/2/2016	NZD	515,284	USD	374,247	(19)
11/2/2016	SEK	52,288,480	USD	6,112,236	135
11/2/2016	SEK	39,841,479	USD	4,656,943	(204)
11/2/2016	SEK	52,287,380	USD	6,112,236	264
11/2/2016	SEK	52,289,054	USD	6,112,236	68
11/2/2016	SEK	52,292,257	USD	6,112,236	(307)
11/3/2016	SGD	1,857,472	USD	1,362,637	(15)
11/3/2016	SGD	1,857,075	USD	1,362,637	276
11/3/2016	SGD	1,857,494	USD	1,362,637	(31)
11/3/2016	SGD	1,415,357	USD	1,038,203	(111)
11/3/2016	SGD	1,857,520	USD	1,362,637	(50)
					$(3,191,334)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	97

Schedule of Investments (unaudited)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

September 30, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND – 100.0%
United States – 100.0%
WisdomTree International SmallCap Dividend Fund(a) (Cost: $2,379,986)	38,265	$2,348,323
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,379,986)		2,348,323
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		562

NET ASSETS – 100.0%		$2,348,885

(a)	Affiliated company (See Note 3).

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

10/4/2016	AUD	84,802	USD	63,681	$(1,213)
10/4/2016	AUD	64,611	USD	48,522	(921)
10/4/2016	AUD	84,807	USD	63,681	(1,217)
10/4/2016	AUD	84,798	USD	63,681	(1,211)
10/4/2016	AUD	84,805	USD	63,681	(1,216)
10/4/2016	CHF	6,716	USD	6,848	(80)
10/4/2016	CHF	5,118	USD	5,219	(60)
10/4/2016	CHF	6,715	USD	6,848	(79)
10/4/2016	CHF	6,716	USD	6,848	(80)
10/4/2016	CHF	6,715	USD	6,848	(79)
10/4/2016	DKK	40,901	USD	6,129	(44)
10/4/2016	DKK	31,171	USD	4,671	(33)
10/4/2016	DKK	40,911	USD	6,129	(45)
10/4/2016	DKK	40,901	USD	6,129	(44)
10/4/2016	DKK	40,904	USD	6,129	(44)
10/4/2016	EUR	90,514	USD	100,951	(769)
10/4/2016	EUR	68,964	USD	76,919	(583)
10/4/2016	EUR	90,515	USD	100,951	(770)
10/4/2016	EUR	90,513	USD	100,951	(767)
10/4/2016	EUR	90,519	USD	100,951	(774)
10/4/2016	GBP	163	DKK	1,405	—
10/4/2016	GBP	2,310	NOK	23,920	(8)
10/4/2016	GBP	122	NZD	217	—
10/4/2016	GBP	46,285	USD	60,651	527
10/4/2016	GBP	60,735	USD	79,604	709
10/4/2016	GBP	60,734	USD	79,604	710
10/4/2016	GBP	60,734	USD	79,604	710
10/4/2016	GBP	60,735	USD	79,604	709
10/4/2016	HKD	363	NZD	64	—
10/4/2016	HKD	87,241	USD	11,250	2
10/4/2016	HKD	114,470	USD	14,761	2
10/4/2016	HKD	114,464	USD	14,761	3
10/4/2016	HKD	114,468	USD	14,761	2
10/4/2016	HKD	114,470	USD	14,761	2
10/4/2016	NOK	91,976	USD	11,028	(480)
10/4/2016	NOK	120,701	USD	14,471	(631)
10/4/2016	NOK	120,694	USD	14,471	(630)
10/4/2016	NOK	120,692	USD	14,471	(630)
10/4/2016	NOK	120,701	USD	14,471	(631)
10/4/2016	NZD	20,231	USD	14,658	(54)
10/4/2016	NZD	26,556	USD	19,238	(73)
10/4/2016	NZD	26,555	USD	19,238	(73)

10/4/2016	NZD	26,573	USD	19,238	(86)
10/4/2016	NZD	26,555	USD	19,238	(73)
10/4/2016	SEK	581	NZD	93	—
10/4/2016	SEK	238,592	USD	27,866	17
10/4/2016	SEK	181,805	USD	21,234	13
10/4/2016	SEK	238,614	USD	27,866	15
10/4/2016	SEK	238,594	USD	27,866	17
10/4/2016	SEK	238,608	USD	27,866	15
10/4/2016	USD	2,564	AUD	3,357	5
10/4/2016	USD	63,143	AUD	82,509	(3)
10/4/2016	USD	63,143	AUD	82,512	(1)
10/4/2016	USD	63,143	AUD	82,511	(2)
10/4/2016	USD	63,143	AUD	82,511	(2)
10/4/2016	USD	48,110	AUD	62,868	—
10/4/2016	USD	5,786	AUD	7,554	(6)
10/4/2016	USD	276	CHF	267	(1)
10/4/2016	USD	6,790	CHF	6,582	—
10/4/2016	USD	6,790	CHF	6,582	—
10/4/2016	USD	6,790	CHF	6,582	—
10/4/2016	USD	6,790	CHF	6,582	—
10/4/2016	USD	5,175	CHF	5,017	—
10/4/2016	USD	379	CHF	368	1
10/4/2016	USD	247	DKK	1,633	—
10/4/2016	USD	6,077	DKK	40,264	—
10/4/2016	USD	6,077	DKK	40,265	—
10/4/2016	USD	6,077	DKK	40,264	—
10/4/2016	USD	6,077	DKK	40,265	—
10/4/2016	USD	4,632	DKK	30,691	—
10/4/2016	USD	4,065	EUR	3,606	(13)
10/4/2016	USD	100,098	EUR	89,069	(2)
10/4/2016	USD	100,098	EUR	89,069	(3)
10/4/2016	USD	100,098	EUR	89,069	(2)
10/4/2016	USD	100,098	EUR	89,073	3
10/4/2016	USD	76,266	EUR	67,864	—
10/4/2016	USD	3,680	EUR	3,274	(1)
10/4/2016	USD	3,205	GBP	2,470	3
10/4/2016	USD	78,931	GBP	60,761	(2)
10/4/2016	USD	78,931	GBP	60,761	(2)
10/4/2016	USD	78,931	GBP	60,765	2
10/4/2016	USD	78,931	GBP	60,761	(2)
10/4/2016	USD	60,138	GBP	46,296	—
10/4/2016	USD	594	HKD	4,606	—
10/4/2016	USD	14,637	HKD	113,527	—
10/4/2016	USD	14,637	HKD	113,530	1
10/4/2016	USD	14,637	HKD	113,527	—
10/4/2016	USD	14,637	HKD	113,527	—
10/4/2016	USD	11,152	HKD	86,494	—
10/4/2016	USD	583	NOK	4,724	8
10/4/2016	USD	14,349	NOK	114,684	—
10/4/2016	USD	14,349	NOK	114,685	—
10/4/2016	USD	14,349	NOK	114,687	1
10/4/2016	USD	14,349	NOK	114,684	—
10/4/2016	USD	10,933	NOK	87,380	—
10/4/2016	USD	775	NZD	1,067	1
10/4/2016	USD	19,075	NZD	26,231	1
10/4/2016	USD	19,075	NZD	26,231	—
10/4/2016	USD	19,075	NZD	26,232	1
10/4/2016	USD	19,075	NZD	26,231	1

See Notes to Financial Statements.

98	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

10/4/2016	USD	14,535	NZD	19,988	$—
10/4/2016	USD	84	NZD	115	—
10/4/2016	USD	1,122	SEK	9,560	(6)
10/4/2016	USD	27,630	SEK	236,711	(1)
10/4/2016	USD	27,630	SEK	236,710	(1)
10/4/2016	USD	27,630	SEK	236,705	(1)
10/4/2016	USD	27,630	SEK	236,711	(1)
10/4/2016	USD	21,056	SEK	180,395	—
10/5/2016	ILS	50,518	USD	13,359	(105)
10/5/2016	ILS	38,498	USD	10,182	(78)
10/5/2016	ILS	50,519	USD	13,359	(105)
10/5/2016	ILS	50,518	USD	13,359	(105)
10/5/2016	ILS	50,518	USD	13,359	(105)
10/5/2016	JPY	9,849,772	USD	95,372	(1,899)
10/5/2016	JPY	12,928,274	USD	125,175	(2,498)
10/5/2016	JPY	12,927,886	USD	125,175	(2,494)
10/5/2016	JPY	12,927,936	USD	125,175	(2,494)
10/5/2016	JPY	12,929,137	USD	125,175	(2,506)
10/5/2016	SGD	19,332	USD	14,183	4
10/5/2016	SGD	14,732	USD	10,808	3
10/5/2016	SGD	19,336	USD	14,183	1
10/5/2016	SGD	19,332	USD	14,183	4
10/5/2016	SGD	19,333	USD	14,183	3
10/5/2016	USD	538	ILS	2,017	(1)
10/5/2016	USD	13,246	ILS	49,698	(1)
10/5/2016	USD	13,246	ILS	49,704	1
10/5/2016	USD	13,246	ILS	49,693	(2)
10/5/2016	USD	13,246	ILS	49,699	—
10/5/2016	USD	10,096	ILS	37,881	—
10/5/2016	USD	502	ILS	1,879	(1)
10/5/2016	USD	5,041	JPY	505,878	(45)
10/5/2016	USD	124,116	JPY	12,568,234	1
10/5/2016	USD	124,116	JPY	12,568,917	8
10/5/2016	USD	124,116	JPY	12,568,979	9
10/5/2016	USD	124,116	JPY	12,568,979	9
10/5/2016	USD	94,567	JPY	9,576,327	4
10/5/2016	USD	11,896	JPY	1,205,693	10
10/5/2016	USD	571	SGD	776	(2)
10/5/2016	USD	14,063	SGD	19,173	(1)
10/5/2016	USD	14,063	SGD	19,173	(1)
10/5/2016	USD	14,063	SGD	19,172	(1)
10/5/2016	USD	14,063	SGD	19,174	—
10/5/2016	USD	10,717	SGD	14,612	—
11/2/2016	AUD	84,495	USD	64,620	1
11/2/2016	AUD	84,498	USD	64,620	(3)
11/2/2016	AUD	84,498	USD	64,620	(3)
11/2/2016	AUD	84,496	USD	64,620	(1)
11/2/2016	AUD	64,381	USD	49,237	—
11/2/2016	CHF	6,729	USD	6,953	—
11/2/2016	CHF	6,730	USD	6,953	(1)
11/2/2016	CHF	6,729	USD	6,953	(1)
11/2/2016	CHF	6,729	USD	6,953	(1)
11/2/2016	CHF	5,130	USD	5,301	—
11/2/2016	DKK	40,711	USD	6,153	—
11/2/2016	DKK	40,710	USD	6,153	—
11/2/2016	DKK	40,715	USD	6,153	—
11/2/2016	DKK	40,718	USD	6,153	(1)
11/2/2016	DKK	31,048	USD	4,692	—

11/2/2016	EUR	89,892	USD	101,160	(1)
11/2/2016	EUR	89,896	USD	101,160	(6)
11/2/2016	EUR	89,898	USD	101,160	(8)
11/2/2016	EUR	89,900	USD	101,160	(10)
11/2/2016	EUR	68,497	USD	77,079	(5)
11/2/2016	GBP	59,684	USD	77,578	—
11/2/2016	GBP	59,690	USD	77,578	(7)
11/2/2016	GBP	59,689	USD	77,578	(6)
11/2/2016	GBP	59,684	USD	77,578	—
11/2/2016	GBP	45,481	USD	59,108	(8)
11/2/2016	HKD	114,847	USD	14,810	(2)
11/2/2016	HKD	114,843	USD	14,810	(1)
11/2/2016	HKD	114,839	USD	14,810	(1)
11/2/2016	HKD	114,840	USD	14,810	(1)
11/2/2016	HKD	87,518	USD	11,287	—
11/2/2016	ILS	49,242	USD	13,131	—
11/2/2016	ILS	49,252	USD	13,131	(3)
11/2/2016	ILS	49,244	USD	13,131	—
11/2/2016	ILS	49,245	USD	13,131	(1)
11/2/2016	ILS	37,522	USD	10,005	(1)
11/2/2016	JPY	13,229,402	USD	130,788	(10)
11/2/2016	JPY	13,229,729	USD	130,788	(13)
11/2/2016	JPY	13,229,729	USD	130,788	(13)
11/2/2016	JPY	13,229,807	USD	130,788	(14)
11/2/2016	JPY	10,078,997	USD	99,649	(1)
11/2/2016	NOK	120,756	USD	15,110	—
11/2/2016	NOK	120,761	USD	15,110	(1)
11/2/2016	NOK	120,762	USD	15,110	(1)
11/2/2016	NOK	120,759	USD	15,110	(1)
11/2/2016	NOK	92,024	USD	11,515	—
11/2/2016	NZD	24,606	USD	17,871	(1)
11/2/2016	NZD	24,607	USD	17,871	(2)
11/2/2016	NZD	24,605	USD	17,871	(1)
11/2/2016	NZD	24,606	USD	17,871	(1)
11/2/2016	NZD	18,755	USD	13,620	(2)
11/2/2016	SEK	240,696	USD	28,136	1
11/2/2016	SEK	240,698	USD	28,136	—
11/2/2016	SEK	240,712	USD	28,136	(1)
11/2/2016	SEK	240,713	USD	28,136	(1)
11/2/2016	SEK	183,428	USD	21,440	(1)
11/3/2016	SGD	19,190	USD	14,078	—
11/3/2016	SGD	19,191	USD	14,078	—
11/3/2016	SGD	19,192	USD	14,078	(2)
11/3/2016	SGD	19,191	USD	14,078	(1)
11/3/2016	SGD	14,624	USD	10,727	(1)
					$(22,494)

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

ILS – Israeli New shekel

JPY – Japanese yen

NOK – Norwegian krone

NZD – New Zealand dollar

SEK – Swedish krona

SGD – Singapore dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	99

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 10.3%
Adelaide Brighton Ltd.	49,539	$210,020
AGL Energy Ltd.	20,496	298,791
ALS Ltd.	35,963	164,023
Alumina Ltd.	145,741	162,831
Amcor Ltd.	43,398	503,137
AMP Ltd.	85,056	343,671
ASX Ltd.	5,894	217,220
Aurizon Holdings Ltd.	100,013	359,714
Australia & New Zealand Banking Group Ltd.	102,883	2,175,344
Bank of Queensland Ltd.	16,153	140,546
Bendigo & Adelaide Bank Ltd.	17,803	146,728
BHP Billiton Ltd.	146,392	2,507,153
Cabcharge Australia Ltd.(a)	66,232	173,339
Caltex Australia Ltd.	8,553	224,173
Coca-Cola Amatil Ltd.	28,964	227,188
Commonwealth Bank of Australia	46,857	2,596,071
Crown Resorts Ltd.	27,567	276,564
DuluxGroup Ltd.	27,735	140,080
Fairfax Media Ltd.	153,913	111,304
Flight Centre Travel Group Ltd.(a)	4,400	122,495
Harvey Norman Holdings Ltd.	72,642	289,064
Iluka Resources Ltd.	16,359	78,492
Incitec Pivot Ltd.	72,292	156,007
Insurance Australia Group Ltd.	65,551	274,391
IOOF Holdings Ltd.(a)	15,260	101,246
JB Hi-Fi Ltd.	7,174	159,043
Macquarie Group Ltd.	10,181	638,396
McMillan Shakespeare Ltd.(a)	14,889	134,675
National Australia Bank Ltd.	98,667	2,104,323
Orica Ltd.	18,760	218,213
Platinum Asset Management Ltd.	28,889	111,200
Primary Health Care Ltd.	38,509	116,697
Programmed Maintenance Services Ltd.	107,984	134,282
QBE Insurance Group Ltd.	29,523	209,884
Rio Tinto Ltd.	23,317	920,895
Seven Group Holdings Ltd.(a)	25,042	164,422
Seven West Media Ltd.	143,599	80,219
Sonic Healthcare Ltd.	15,967	268,935
Suncorp Group Ltd.	35,478	328,781
Tabcorp Holdings Ltd.	43,277	164,926
Tatts Group Ltd.	53,478	149,373
Telstra Corp., Ltd.	568,014	2,251,605
Wesfarmers Ltd.	45,214	1,525,861
Westpac Banking Corp.	103,044	2,326,995
Woodside Petroleum Ltd.	36,352	796,162
Woolworths Ltd.	55,796	993,580

Total Australia		25,798,059
Austria – 0.3%
EVN AG	13,100	155,388
Oesterreichische Post AG*	5,764	204,173
OMV AG	9,836	283,196
UNIQA Insurance Group AG	15,586	$101,328

Total Austria		744,085
Belgium – 0.7%
Ageas	5,676	207,084
bpost S.A.	10,984	297,301
Elia System Operator S.A./N.V.	2,563	131,025
Euronav N.V.	17,018	130,278
Exmar N.V.	15,356	120,972
Proximus SADP	15,257	455,822
Solvay S.A.	3,168	366,522

Total Belgium		1,709,004
China – 1.8%
China Jinmao Holdings Group Ltd.	578,000	178,111
China Merchants Port Holdings Co., Ltd.	80,000	212,998
China Power International Development Ltd.	553,000	212,474
China Resources Power Holdings Co., Ltd.	284,000	489,204
China South City Holdings Ltd.	718,000	159,227
CNOOC Ltd.	1,912,000	2,371,526
Lenovo Group Ltd.	504,000	334,009
Shanghai Industrial Holdings Ltd.	45,000	129,385
Shenzhen Investment Ltd.	302,000	143,681
Sino-Ocean Group Holding Ltd.	246,000	113,232
Sun Art Retail Group Ltd.	304,000	209,697

Total China		4,553,544
Denmark – 0.5%
AP Moeller – Maersk A/S Class B	316	463,559
Danske Bank A/S	23,830	695,557
Tryg A/S	9,076	182,179

Total Denmark		1,341,295
Finland – 2.4%
Elisa Oyj	6,880	253,833
Fortum Oyj	56,745	917,013
Kemira Oyj	8,086	109,499
Kesko Oyj Class B	4,015	184,994
Kone Oyj Class B	13,026	661,227
Metso Oyj	6,230	181,823
Neste Oyj	7,397	315,386
Nokia Oyj	249,806	1,448,577
Nokian Renkaat Oyj	5,693	207,609
Orion Oyj Class B	4,131	162,903
Ramirent Oyj	14,887	120,122
Sampo Oyj Class A	15,247	678,529
Stora Enso Oyj Class R	22,772	202,298
Tikkurila Oyj	8,204	176,556
UPM-Kymmene Oyj	19,925	420,964

Total Finland		6,041,333
France – 11.9%
Amundi S.A.(b)	4,666	243,830
AXA S.A.	65,868	1,401,985
BNP Paribas S.A.	32,901	1,692,307
Bourbon Corp.(a)	7,375	85,947
Bouygues S.A.	16,925	561,004

See Notes to Financial Statements.

100	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2016

Investments	Shares	Value
Casino Guichard Perrachon S.A.	6,179	$300,673
CNP Assurances	18,069	303,675
Credit Agricole S.A.	94,923	936,389
Edenred	11,103	259,720
Electricite de France S.A.	155,188	1,888,755
Engie S.A.	138,359	2,144,178
Euler Hermes Group	1,538	130,806
Eurazeo S.A.	2,290	132,896
Eutelsat Communications S.A.	13,085	271,012
Fonciere Des Regions	1,911	178,163
Gaztransport Et Technigaz S.A.	3,332	96,290
ICADE	2,254	175,869
Klepierre	6,670	305,826
Lagardere SCA	7,252	184,715
Metropole Television S.A.	7,877	142,166
Natixis S.A.	136,225	635,169
Neopost S.A.	6,662	179,907
Nexity S.A.*	1,857	98,063
Orange S.A.	88,141	1,379,806
Rallye S.A.	5,259	86,287
Rubis SCA	1,597	146,448
Sanofi	45,588	3,465,319
Schneider Electric SE	17,084	1,191,490
SCOR SE	5,882	182,904
Societe BIC S.A.	2,058	304,478
Societe Generale S.A.	24,397	843,906
Suez	19,289	318,543
Technip S.A.	3,852	236,660
TOTAL S.A.	115,374	5,467,649
Unibail-Rodamco SE	2,016	543,739
Veolia Environnement S.A.	16,088	370,634
Vivendi S.A.	150,133	3,028,515

Total France		29,915,723
Germany – 9.0%
Allianz SE Registered Shares	12,125	1,800,005
Axel Springer SE	3,839	196,644
BASF SE	32,201	2,754,230
Bayerische Motoren Werke AG	22,771	1,914,392
Celesio AG	6,952	201,527
Comdirect Bank AG	9,611	98,288
Daimler AG Registered Shares	49,793	3,509,087
Deutsche Lufthansa AG Registered Shares	18,004	200,407
Deutsche Post AG Registered Shares	33,735	1,054,695
Deutsche Telekom AG Registered Shares	145,241	2,435,270
Drillisch AG(a)	3,353	162,838
E.ON SE	97,209	689,763
Evonik Industries AG	16,896	571,436
Freenet AG	9,268	271,060
Hannover Rueck SE	3,264	349,715
Hugo Boss AG	4,115	227,638
K+S AG Registered Shares(a)	8,768	166,376
MAN SE	3,756	396,098
METRO AG	9,807	291,949
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	4,241	$791,162
ProSiebenSat.1 Media SE	8,562	366,790
Siemens AG Registered Shares	27,067	3,169,545
Talanx AG	6,439	196,425
Telefonica Deutschland Holding AG	153,244	616,704
TUI AG	22,444	319,948

Total Germany		22,751,992
Hong Kong – 2.7%
BOC Hong Kong Holdings Ltd.	287,547	971,349
Cathay Pacific Airways Ltd.(a)	143,000	199,125
CLP Holdings Ltd.	74,000	764,716
Hang Lung Properties Ltd.	134,000	301,312
Hang Seng Bank Ltd.	41,018	732,469
Hopewell Holdings Ltd.	43,500	158,723
Hysan Development Co., Ltd.	34,000	159,349
New World Development Co., Ltd.	301,666	392,059
PCCW Ltd.	310,380	190,487
Power Assets Holdings Ltd.	61,018	594,764
Sino Land Co., Ltd.	162,000	286,572
SJM Holdings Ltd.	245,000	180,055
Sun Hung Kai Properties Ltd.	53,000	800,199
Swire Pacific Ltd. Class B	80,000	155,545
Swire Properties Ltd.	98,000	286,825
Television Broadcasts Ltd.	52,600	200,744
Wharf Holdings Ltd. (The)	61,000	443,975

Total Hong Kong		6,818,268
Israel – 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	174,837	329,395
Harel Insurance Investments & Financial Services Ltd.	43,821	158,251
Israel Chemicals Ltd.	40,073	155,930
Matrix IT Ltd.	23,029	165,839
Migdal Insurance & Financial Holding Ltd.*	245,176	159,373
Sella Capital Real Estate Ltd.	73,428	133,643
Shikun & Binui Ltd.	69,567	127,023

Total Israel		1,229,454
Italy – 3.6%
A2A SpA	106,939	151,064
ACEA SpA	14,027	176,394
Assicurazioni Generali SpA	46,713	570,107
Atlantia SpA	26,619	675,767
Banca Generali SpA	4,801	92,153
Banca Mediolanum SpA	20,990	139,172
Enel SpA	330,267	1,472,739
Eni SpA	172,742	2,488,714
ERG SpA	12,073	138,526
FinecoBank Banca Fineco SpA	19,279	111,687
Hera SpA	73,139	197,100
MARR SpA	7,646	153,291
Mediobanca SpA	23,131	150,509
Poste Italiane SpA(b)	36,470	250,213
Saras SpA	87,656	139,389

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2016

Investments	Shares	Value
Snam SpA	149,642	$830,076
Telecom Italia SpA RSP*	221,260	150,186
Terna Rete Elettrica Nazionale SpA	74,263	382,900
UniCredit SpA	149,949	349,158
Unipol Gruppo Finanziario SpA	47,741	121,896
UnipolSai SpA	131,562	214,086

Total Italy		8,955,127
Japan – 8.1%
Aozora Bank Ltd.	54,000	185,039
Asahi Holdings, Inc.	8,700	147,857
Benesse Holdings, Inc.(a)	6,300	160,136
Bridgestone Corp.	24,000	878,329
Canon, Inc.	51,400	1,483,908
Chugoku Electric Power Co., Inc. (The)(a)	12,700	158,899
Daiwa Securities Group, Inc.	46,000	256,381
Dynam Japan Holdings Co., Ltd.	116,200	166,001
Fuji Corp., Ltd.(a)	22,000	149,035
Fuji Heavy Industries Ltd.	24,100	893,650
Hino Motors Ltd.	18,300	193,545
Idec Corp.	16,200	149,418
ITOCHU Corp.	53,200	662,997
JX Holdings, Inc.(a)	71,600	287,842
Kawasaki Heavy Industries Ltd.	60,000	183,676
Marubeni Corp.	57,400	292,201
Matsui Securities Co., Ltd.(a)	16,400	133,124
Mitsui & Co., Ltd.	69,700	957,071
Mixi, Inc.(a)	3,200	114,867
Mizuho Financial Group, Inc.	558,000	929,036
Nippon Road Co., Ltd. (The)	35,000	139,979
Nissan Motor Co., Ltd.	150,700	1,462,429
NSK Ltd.	19,400	196,558
Resona Holdings, Inc.	52,500	218,938
Ricoh Co., Ltd.	24,600	221,064
Ryoden Corp.	23,000	143,544
Sankyo Co., Ltd.(a)	4,700	159,660
Shinko Plantech Co., Ltd.	17,700	125,673
Showa Shell Sekiyu K.K.	13,700	126,495
Sony Financial Holdings, Inc.	9,800	133,647
Sumitomo Corp.	48,300	535,633
Sumitomo Mitsui Financial Group, Inc.	32,000	1,068,089
Sumitomo Mitsui Trust Holdings, Inc.	7,700	248,645
Takeda Pharmaceutical Co., Ltd.	25,800	1,228,790
TonenGeneral Sekiyu K.K.	19,000	191,379
Toyota Motor Corp.	102,400	5,843,772

Total Japan		20,427,307
Netherlands – 1.4%
Aegon N.V.	74,647	286,143
Boskalis Westminster	7,737	275,670
ING Groep N.V.	123,767	1,528,592
Koninklijke Philips N.V.	29,126	863,465
NN Group N.V.	10,843	333,270
Randstad Holding N.V.	6,252	284,904

Total Netherlands		3,572,044
New Zealand – 0.8%
Air New Zealand Ltd.	87,063	$117,761
Contact Energy Ltd.	37,235	136,470
Fletcher Building Ltd.	39,058	304,764
Genesis Energy Ltd.	124,941	189,891
Mercury NZ Ltd.	59,897	132,631
Meridian Energy Ltd.	120,406	227,654
SKY Network Television Ltd.	32,601	116,641
SKYCITY Entertainment Group Ltd.	38,772	129,133
Spark New Zealand Ltd.	119,947	314,884
Trade Me Group Ltd.	29,810	121,829
Vector Ltd.(a)	45,843	110,012

Total New Zealand		1,901,670
Norway – 2.3%
Austevoll Seafood ASA	22,135	186,252
DNB ASA	38,171	500,044
Gjensidige Forsikring ASA	12,851	239,902
Marine Harvest ASA*	17,101	306,189
Ocean Yield ASA	23,961	197,119
Orkla ASA	33,384	345,022
Salmar ASA	5,278	161,134
Statoil ASA	139,890	2,343,665
Telenor ASA	71,100	1,219,650
Yara International ASA	11,164	371,002

Total Norway		5,869,979
Portugal – 0.5%
EDP – Energias de Portugal S.A.	202,672	680,783
Galp Energia, SGPS, S.A.	24,967	341,324
Navigator Co. S.A. (The)	58,700	168,876

Total Portugal		1,190,983
Singapore – 2.4%
Asian Pay Television Trust	336,400	125,831
DBS Group Holdings Ltd.	48,300	545,188
Hutchison Port Holdings Trust	764,323	340,124
Keppel Corp., Ltd.	86,600	342,348
M1 Ltd.	59,500	104,734
Olam International Ltd.(a)	73,900	111,654
Oversea-Chinese Banking Corp., Ltd.	82,847	525,598
RHT Health Trust	183,300	140,488
SATS Ltd.	38,000	138,795
Sembcorp Industries Ltd.	84,500	160,516
Sembcorp Marine Ltd.(a)	111,900	107,103
SIA Engineering Co., Ltd.	57,200	155,643
Singapore Exchange Ltd.	33,900	184,238
Singapore Press Holdings Ltd.(a)	88,100	246,185
Singapore Technologies Engineering Ltd.	134,000	317,445
Singapore Telecommunications Ltd.	562,800	1,638,722
StarHub Ltd.	86,300	217,103
United Engineers Ltd.	68,600	124,274
United Overseas Bank Ltd.	39,350	543,445

Total Singapore		6,069,434

See Notes to Financial Statements.

102	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2016

Investments	Shares	Value
Spain – 6.1%
Abertis Infraestructuras S.A.	41,225	$642,115
Acerinox S.A.	16,122	213,338
ACS Actividades de Construccion y Servicios S.A.	11,256	340,271
Banco Bilbao Vizcaya Argentaria S.A.	216,866	1,311,669
Banco de Sabadell S.A.	137,578	176,256
Banco Santander S.A.	369,411	1,638,574
Bankia S.A.	356,150	292,176
Bolsas y Mercados Espanoles SHMSF S.A.(a)	3,805	113,080
CaixaBank S.A.	230,824	583,391
Cia de Distribucion Integral Logista Holdings S.A.	5,846	130,475
Enagas S.A.	11,280	339,412
Endesa S.A.	38,080	816,515
Ferrovial S.A.	25,465	542,303
Gas Natural SDG S.A.	41,928	862,037
Iberdrola S.A.	234,244	1,593,149
Mapfre S.A.	119,357	333,992
Mediaset Espana Comunicacion S.A.	17,312	205,253
Red Electrica Corp. S.A.	17,672	381,407
Repsol S.A.	76,420	1,037,011
Tecnicas Reunidas S.A.(a)	5,073	197,798
Telefonica S.A.	344,836	3,493,553

Total Spain		15,243,775
Sweden – 3.5%
Alfa Laval AB	13,500	211,937
Axfood AB	9,602	169,683
Hennes & Mauritz AB Class B	49,475	1,397,501
ICA Gruppen AB(a)	6,419	212,258
Kinnevik AB Class B	7,035	179,665
Modern Times Group MTG AB Class B	5,402	138,527
Nordea Bank AB	158,749	1,577,781
Skandinaviska Enskilda Banken AB Class A	78,818	793,019
Skanska AB Class B	17,907	418,653
SKF AB Class B	15,322	264,863
Svenska Handelsbanken AB Class A	44,171	607,858
Swedbank AB Class A	36,732	864,343
Tele2 AB Class B	31,659	273,636
Telefonaktiebolaget LM Ericsson Class B	156,253	1,129,850
Telia Co. AB	146,020	654,818

Total Sweden		8,894,392
Switzerland – 6.5%
Adecco Group AG Registered Shares	5,969	336,811
Baloise Holding AG Registered Shares	1,068	129,451
Credit Suisse Group AG Registered Shares*	56,464	740,311
Flughafen Zuerich AG Registered Shares	1,313	257,074
Kuehne + Nagel International AG Registered Shares	3,950	574,531
LafargeHolcim Ltd. Registered Shares*	17,857	967,085
Novartis AG Registered Shares	77,030	6,070,860
Roche Holding AG Bearer Shares	4,279	1,062,467
SGS S.A. Registered Shares	226	507,066
STMicroelectronics N.V.	53,174	433,238
Sulzer AG Registered Shares	1,499	157,106

Investments	Shares	Value
Sunrise Communications Group AG*(b)	2,011	$140,546
Swiss Life Holding AG Registered Shares*	571	148,140
Swiss Re AG	9,393	849,284
Swisscom AG Registered Shares	2,026	964,931
UBS Group AG Registered Shares*	115,583	1,577,432
Zurich Insurance Group AG*	5,449	1,405,251

Total Switzerland		16,321,584
United Kingdom – 24.3%
Aberdeen Asset Management PLC	59,158	250,749
Admiral Group PLC	9,935	264,435
Amec Foster Wheeler PLC	17,053	126,598
Ashmore Group PLC	30,853	141,676
AstraZeneca PLC	52,040	3,382,702
Aviva PLC	105,396	603,086
BAE Systems PLC	126,663	862,165
Barratt Developments PLC	44,636	286,606
BBA Aviation PLC	55,315	179,564
Beazley PLC	31,794	159,874
Bellway PLC	4,413	135,803
Berkeley Group Holdings PLC	8,457	283,430
BHP Billiton PLC	118,766	1,793,470
BP PLC	1,262,024	7,377,161
British American Tobacco PLC	62,644	4,011,765
British Land Co. PLC (The)	22,146	181,955
Card Factory PLC	30,663	122,362
Carillion PLC	32,265	103,900
Centrica PLC	258,840	767,284
Cobham PLC	97,575	212,560
De La Rue PLC	20,132	155,601
Debenhams PLC	94,206	68,223
Devro PLC	37,462	115,697
Direct Line Insurance Group PLC	29,031	137,571
Dunelm Group PLC	14,508	160,567
easyJet PLC	14,211	185,893
Electrocomponents PLC	29,241	128,956
G4S PLC	86,948	257,290
GlaxoSmithKline PLC	257,996	5,506,297
Greene King PLC	12,181	122,471
Halfords Group PLC	19,753	89,961
HSBC Holdings PLC	811,927	6,103,509
ICAP PLC	22,048	133,493
IG Group Holdings PLC	14,257	161,308
IMI PLC	10,870	151,650
Imperial Brands PLC	33,981	1,753,955
Indivior PLC	29,760	118,487
Inmarsat PLC	21,510	196,987
Interserve PLC	36,101	172,574
Intu Properties PLC	37,844	145,708
Investec PLC	18,200	111,353
ITV PLC	268,727	653,471
J Sainsbury PLC	80,207	256,096
Jupiter Fund Management PLC	30,437	168,193
Kier Group PLC(a)	9,655	164,674

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	103

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

September 30, 2016

Investments	Shares	Value
Laird PLC	27,566	$113,619
Legal & General Group PLC	180,728	513,432
Man Group PLC	66,155	96,763
Marks & Spencer Group PLC	74,792	321,680
Marston’s PLC	74,637	142,134
Meggitt PLC	34,162	200,138
Melrose Industries PLC	18,555	42,060
N Brown Group PLC	37,511	92,532
National Grid PLC	146,768	2,081,916
Next PLC	8,611	534,228
Old Mutual PLC	134,267	353,012
Pagegroup PLC	25,918	113,190
Pearson PLC	44,900	439,188
Pennon Group PLC	17,415	201,789
Persimmon PLC	17,327	408,516
Premier Farnell PLC	37,193	88,897
Rio Tinto PLC	87,888	2,939,217
Royal Dutch Shell PLC Class A	251,426	6,251,169
Royal Mail PLC	41,392	263,195
Segro PLC	18,277	107,740
Severn Trent PLC	7,812	254,202
Sky PLC	56,355	654,454
Smiths Group PLC	16,243	308,899
SSE PLC	47,912	975,887
Standard Life PLC	58,719	262,313
TalkTalk Telecom Group PLC(a)	58,635	153,857
Tate & Lyle PLC	22,856	222,378
United Utilities Group PLC	23,620	307,744
Vedanta Resources PLC	16,979	128,585
Vodafone Group PLC	1,305,545	3,760,664
Weir Group PLC (The)	6,862	151,534
William Hill PLC	47,666	188,355

Total United Kingdom		61,140,417
TOTAL COMMON STOCKS (Cost: $273,133,843)		250,489,469
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $2,520,686)(d)	2,520,686	2,520,686
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $275,654,529)		253,010,155
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.6)%		(1,534,703)

NET ASSETS – 100.0%		$251,475,452

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $2,884,255 and the total market value of the collateral held by the Fund was $3,333,213. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $812,527. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

RSP – Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	HKD	399,554	USD	51,519	$3

CURRENCY LEGEND

HKD – Hong Kong dollar

USD – U.S. dollar

See Notes to Financial Statements.

104	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 7.3%
Amcor Ltd.	28,328	$328,422
Australia & New Zealand Banking Group Ltd.	152,580	3,226,131
BHP Billiton Ltd.	172,943	2,961,874
Brambles Ltd.	52,085	477,499
Commonwealth Bank of Australia	66,598	3,689,804
CSL Ltd.	9,927	812,840
Macquarie Group Ltd.	14,629	917,306
National Australia Bank Ltd.	150,011	3,199,363
Rio Tinto Ltd.	22,492	888,312
Telstra Corp., Ltd.	664,335	2,633,422
Wesfarmers Ltd.	54,893	1,852,504
Westpac Banking Corp.	148,007	3,342,373
Woodside Petroleum Ltd.	38,206	836,767
Woolworths Ltd.	65,206	1,161,148

Total Australia		26,327,765
Belgium – 1.7%
Anheuser-Busch InBev N.V.	45,525	5,965,372
UCB S.A.	2,332	180,383

Total Belgium		6,145,755
China – 3.2%
China Mobile Ltd.	554,486	6,709,495
China Overseas Land & Investment Ltd.	190,000	644,280
China Unicom Hong Kong Ltd.	575,522	690,839
CITIC Ltd.	623,273	888,788
CNOOC Ltd.	2,114,529	2,622,731

Total China		11,556,133
Denmark – 1.0%
AP Moeller – Maersk A/S Class B	317	465,026
Coloplast A/S Class B	7,363	571,176
Danske Bank A/S	32,494	948,443
Novo Nordisk A/S Class B	31,320	1,301,780
Pandora A/S	1,447	174,925
Vestas Wind Systems A/S	2,116	174,206

Total Denmark		3,635,556
Finland – 1.2%
Fortum Oyj	63,810	1,031,185
Kone Oyj Class B	11,033	560,058
Nokia Oyj	262,193	1,520,407
Sampo Oyj Class A	25,486	1,134,190

Total Finland		4,245,840
France – 12.6%
Air Liquide S.A.	8,859	950,276
Airbus Group SE	17,418	1,053,883
AXA S.A.	97,371	2,072,520
BNP Paribas S.A.	49,267	2,534,114
Capgemini S.A.	1,901	186,246
Carrefour S.A.	20,185	523,204
Christian Dior SE	3,431	615,186
Cie de Saint-Gobain	18,494	799,543
Cie Generale des Etablissements Michelin	5,233	579,028
Credit Agricole S.A.	150,499	$1,484,630
Danone S.A.	16,827	1,249,018
Electricite de France S.A.(a)	167,359	2,036,885
Engie S.A.	148,771	2,305,534
Essilor International S.A.	3,279	423,031
Hermes International	794	323,235
Kering	3,331	672,124
Klepierre	9,487	434,989
L’Oreal S.A.	9,713	1,834,891
Legrand S.A.	7,546	445,041
LVMH Moet Hennessy Louis Vuitton SE	10,952	1,868,333
Natixis S.A.	205,632	958,789
Orange S.A.	91,893	1,438,542
Pernod Ricard S.A.	4,645	549,932
Publicis Groupe S.A.	5,355	405,128
Renault S.A.	8,293	681,641
Safran S.A.	10,127	728,366
Sanofi	47,479	3,609,061
Schneider Electric SE	18,561	1,294,500
Societe Generale S.A.	38,029	1,315,445
Sodexo S.A.	4,460	531,288
Thales S.A.	2,160	199,023
TOTAL S.A.	126,524	5,996,054
Unibail-Rodamco SE	2,914	785,941
Veolia Environnement S.A.	16,744	385,747
Vinci S.A.	12,173	931,883
Vivendi S.A.	164,337	3,315,041

Total France		45,518,092
Germany – 8.6%
adidas AG	2,407	417,920
Allianz SE Registered Shares	19,828	2,943,546
BASF SE	34,057	2,912,978
Bayer AG Registered Shares	20,498	2,060,078
Bayerische Motoren Werke AG	24,185	2,033,269
Beiersdorf AG	2,058	194,158
Continental AG	3,718	781,967
Daimler AG Registered Shares	53,364	3,760,748
Deutsche Boerse AG*	7,717	625,711
Deutsche Post AG Registered Shares	31,527	985,664
Deutsche Telekom AG Registered Shares	162,657	2,727,286
E.ON SE	105,567	749,069
Evonik Industries AG	18,612	629,472
Fresenius Medical Care AG & Co. KGaA	5,738	501,425
Fresenius SE & Co. KGaA	2,861	228,311
Hannover Rueck SE	3,958	424,072
HeidelbergCement AG	2,466	233,038
Henkel AG & Co. KGaA	3,691	429,727
Infineon Technologies AG	16,507	294,583
Linde AG	4,457	757,828
MAN SE	5,868	618,824
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	7,371	1,375,066
SAP SE	16,772	1,525,210

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	105

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2016

Investments	Shares	Value
Siemens AG Registered Shares	27,645	$3,237,229
Telefonica Deutschland Holding AG	144,690	582,280

Total Germany		31,029,459
Hong Kong – 2.9%
AIA Group Ltd.	127,800	849,424
BOC Hong Kong Holdings Ltd.	387,215	1,308,032
CLP Holdings Ltd.	64,500	666,543
Galaxy Entertainment Group Ltd.	47,000	176,948
Hang Seng Bank Ltd.	68,495	1,223,133
Henderson Land Development Co., Ltd.	83,279	493,922
Hong Kong & China Gas Co., Ltd.	290,810	548,928
Hong Kong Exchanges and Clearing Ltd.	26,300	691,075
MTR Corp., Ltd.	189,000	1,040,530
Power Assets Holdings Ltd.	87,000	848,020
Sun Hung Kai Properties Ltd.	78,442	1,184,324
Swire Properties Ltd.	165,200	483,505
Wharf Holdings Ltd. (The)	106,000	771,498

Total Hong Kong		10,285,882
Ireland – 0.2%
CRH PLC	17,685	591,562
Israel – 0.3%
Teva Pharmaceutical Industries Ltd.	22,839	1,095,050
Italy – 2.6%
Assicurazioni Generali SpA	63,956	780,549
Atlantia SpA	33,890	860,353
Enel SpA	344,056	1,534,228
Eni SpA	183,567	2,644,671
Intesa Sanpaolo SpA	790,281	1,753,145
Luxottica Group SpA	13,075	624,775
Snam SpA	145,955	809,624
UniCredit SpA	221,375	515,475

Total Italy		9,522,820
Japan – 13.8%
Aeon Co., Ltd.	9,600	141,158
Asahi Group Holdings Ltd.	4,500	162,909
Astellas Pharma, Inc.	50,500	784,691
Bridgestone Corp.	25,000	914,926
Canon, Inc.	58,500	1,688,883
Central Japan Railway Co.	600	101,970
Chugai Pharmaceutical Co., Ltd.	6,900	247,682
Dai-ichi Life Insurance Co., Ltd. (The)	22,900	310,150
Daiichi Sankyo Co., Ltd.	16,200	386,343
Daikin Industries Ltd.	2,900	267,792
Daiwa House Industry Co., Ltd.	12,700	345,577
Denso Corp.	23,700	936,158
Dentsu, Inc.	3,100	156,431
East Japan Railway Co.	6,300	564,894
Eisai Co., Ltd.	6,800	422,176
FANUC Corp.	6,700	1,125,433
Fast Retailing Co., Ltd.	1,100	350,753
Fuji Heavy Industries Ltd.	25,000	927,023
FUJIFILM Holdings Corp.	6,000	220,293
Hitachi Ltd.	98,000	$453,491
Honda Motor Co., Ltd.(a)	47,400	1,351,578
Hoya Corp.	11,700	466,544
ITOCHU Corp.	54,000	672,967
Japan Post Holdings Co., Ltd.	58,300	727,131
Japan Post Insurance Co., Ltd.(a)	8,500	184,496
Japan Tobacco, Inc.	52,209	2,123,625
Kao Corp.	10,500	590,090
KDDI Corp.	61,100	1,879,490
Kirin Holdings Co., Ltd.	14,500	239,340
Komatsu Ltd.	26,700	605,110
Kubota Corp.	24,300	363,186
Kyocera Corp.	10,000	476,275
Mitsubishi Corp.	48,600	1,096,638
Mitsubishi Electric Corp.	46,000	582,580
Mitsubishi Estate Co., Ltd.	9,000	167,797
Mitsubishi Heavy Industries Ltd.	74,000	306,260
Mitsubishi UFJ Financial Group, Inc.	358,100	1,786,168
Mitsui & Co., Ltd.	77,000	1,057,310
Mitsui Fudosan Co., Ltd.	10,000	210,882
Mizuho Financial Group, Inc.	836,398	1,392,551
MS&AD Insurance Group Holdings, Inc.	15,900	437,990
Murata Manufacturing Co., Ltd.	3,700	476,088
Nidec Corp.	2,100	192,072
Nippon Steel & Sumitomo Metal Corp.	21,500	436,624
Nippon Telegraph & Telephone Corp.	42,800	1,950,123
Nissan Motor Co., Ltd.	157,500	1,528,418
Nomura Holdings, Inc.	97,800	430,836
NTT DOCOMO, Inc.	88,300	2,233,986
Olympus Corp.	900	31,107
Otsuka Holdings Co., Ltd.	9,300	421,446
Panasonic Corp.	56,000	554,111
Recruit Holdings Co., Ltd.	2,800	113,643
Secom Co., Ltd.	1,200	88,971
Sekisui House Ltd.	16,200	273,720
Seven & I Holdings Co., Ltd.	15,700	737,519
Shimano, Inc.	800	117,869
Shin-Etsu Chemical Co., Ltd.	8,900	615,393
Shionogi & Co., Ltd.	3,300	167,892
SoftBank Group Corp.	8,200	528,123
Sony Corp.	7,800	253,645
Sumitomo Corp.	51,900	575,556
Sumitomo Mitsui Financial Group, Inc.	47,900	1,598,795
Sumitomo Mitsui Trust Holdings, Inc.	10,700	345,519
Suntory Beverage & Food Ltd.	2,700	115,983
Suzuki Motor Corp.	3,800	126,085
Takeda Pharmaceutical Co., Ltd.	28,000	1,333,570
Tokio Marine Holdings, Inc.	18,300	692,857
Toyota Motor Corp.	108,400	6,186,181
Yahoo Japan Corp.	128,400	509,720

Total Japan		49,862,593
Netherlands – 2.0%
ABN AMRO Group N.V. CVA(b)	15,613	323,195
Akzo Nobel N.V.	7,639	517,572

See Notes to Financial Statements.

106	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2016

Investments	Shares	Value
ASML Holding N.V.	5,355	$587,894
Heineken Holding N.V.	3,330	267,122
Heineken N.V.	10,730	944,291
ING Groep N.V.	178,843	2,208,812
Koninklijke Ahold Delhaize N.V.	27,240	621,124
Koninklijke KPN N.V.	60,014	199,296
Koninklijke Philips N.V.	37,726	1,118,419
Steinhoff International Holdings N.V.	57,033	327,455

Total Netherlands		7,115,180
Norway – 1.2%
DNB ASA	54,298	711,310
Statoil ASA	149,972	2,512,575
Telenor ASA	71,011	1,218,123

Total Norway		4,442,008
Singapore – 1.3%
DBS Group Holdings Ltd.	68,400	772,068
Oversea-Chinese Banking Corp., Ltd.	123,055	780,685
Singapore Telecommunications Ltd.	707,400	2,059,759
United Overseas Bank Ltd.	52,786	729,004
Wilmar International Ltd.	145,400	343,385

Total Singapore		4,684,901
Spain – 4.9%
Abertis Infraestructuras S.A.	41,993	654,078
Amadeus IT Group S.A.	13,086	653,978
Banco Bilbao Vizcaya Argentaria S.A.	326,911	1,977,253
Banco Santander S.A.	565,726	2,509,356
CaixaBank S.A.	310,599	785,016
Endesa S.A.	37,415	802,256
Ferrovial S.A.	34,986	745,062
Gas Natural SDG S.A.	43,495	894,254
Iberdrola S.A.	253,541	1,724,393
Industria de Diseno Textil S.A.	56,992	2,113,571
Repsol S.A.	85,126	1,155,150
Telefonica S.A.	363,480	3,682,437

Total Spain		17,696,804
Sweden – 3.1%
Assa Abloy AB Class B	21,059	428,436
Atlas Copco AB Class A	24,159	728,374
Hennes & Mauritz AB Class B	52,318	1,477,806
Hexagon AB Class B	2,165	94,662
Nordea Bank AB	233,438	2,320,103
Skandinaviska Enskilda Banken AB Class A	112,148	1,128,365
Svenska Cellulosa AB SCA Class B	15,823	470,586
Svenska Handelsbanken AB Class A	62,250	856,651
Swedbank AB Class A	57,810	1,360,331
Telefonaktiebolaget LM Ericsson Class B	157,161	1,136,415
Telia Co. AB	123,672	554,600
Volvo AB Class B	49,673	567,615

Total Sweden		11,123,944
Switzerland – 9.0%
ABB Ltd. Registered Shares*	10,682	240,328
Cie Financiere Richemont S.A. Registered Shares	13,611	831,206

Investments	Shares	Value
Credit Suisse Group AG Registered Shares*	85,464	$1,120,536
Geberit AG Registered Shares	477	209,321
Givaudan S.A. Registered Shares	203	413,999
Kuehne + Nagel International AG Registered Shares	2,509	364,936
LafargeHolcim Ltd. Registered Shares*	19,305	1,045,505
Nestle S.A. Registered Shares	85,699	6,767,339
Novartis AG Registered Shares	82,237	6,481,233
Roche Holding AG Bearer Shares	4,405	1,093,752
Roche Holding AG Genusschein	19,752	4,910,493
SGS S.A. Registered Shares	326	731,432
Swiss Re AG	14,687	1,327,951
Swisscom AG Registered Shares	2,359	1,123,530
Syngenta AG Registered Shares	2,854	1,251,238
UBS Group AG Registered Shares*	176,627	2,410,538
Zurich Insurance Group AG*	8,240	2,125,026

Total Switzerland		32,448,363
United Kingdom – 22.3%
Associated British Foods PLC	11,891	401,607
AstraZeneca PLC	55,293	3,594,153
Aviva PLC	155,338	888,859
BAE Systems PLC	123,827	842,861
Barclays PLC	449,920	980,701
BHP Billiton PLC	151,622	2,289,625
BP PLC	1,360,373	7,952,060
British American Tobacco PLC	67,046	4,293,672
BT Group PLC	258,420	1,305,992
Centrica PLC	306,717	909,207
Compass Group PLC	34,564	671,235
Diageo PLC	91,258	2,620,418
GlaxoSmithKline PLC	275,136	5,872,109
HSBC Holdings PLC	1,222,204	9,187,689
Imperial Brands PLC	35,977	1,856,980
International Consolidated Airlines Group S.A.	48,169	249,875
ITV PLC	268,508	652,938
Land Securities Group PLC	21,319	292,996
Legal & General Group PLC	292,464	830,865
Lloyds Banking Group PLC	1,883,978	1,334,995
National Grid PLC	158,713	2,251,356
Old Mutual PLC	237,638	624,792
Prudential PLC	65,406	1,161,011
Reckitt Benckiser Group PLC	13,054	1,231,937
RELX N.V.	36,979	664,704
RELX PLC	23,189	440,692
Rio Tinto PLC	93,493	3,126,663
Rolls-Royce Holdings PLC*	51,034	477,311
Royal Dutch Shell PLC Class A	269,975	6,712,350
Royal Dutch Shell PLC Class B	211,022	5,474,128
SABMiller PLC	25,417	1,484,100
Sky PLC	72,041	836,616
Smith & Nephew PLC	13,595	219,689
SSE PLC	64,703	1,317,891
Unilever N.V. CVA	40,958	1,890,625

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	107

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2016

Investments	Shares	Value
Unilever PLC	32,557	$1,545,544
Vodafone Group PLC	1,384,664	3,988,569

Total United Kingdom		80,476,815
TOTAL COMMON STOCKS (Cost: $371,936,285)		357,804,522
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
WisdomTree International MidCap Dividend Fund(c)
(Cost: $1,319,122)	23,308	1,306,880
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(d)
(Cost: $2,866,415)(e)	2,866,415	2,866,415
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $376,121,822)		361,977,817
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.4)%		(1,284,431)

NET ASSETS – 100.0%		$360,693,386

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).
(d)	Rate shown represents annualized 7-day yield as of September 30, 2016.
(e)

At September 30, 2016, the total market value of the Fund’s securities on loan was $3,353,013 and the total market value of the collateral held by the Fund was $3,561,835. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $695,420. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from the borrower.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	GBP	10,000	USD	12,974	$(16)
10/4/2016	HKD	500,000	USD	64,467	—
10/5/2016	AUD	50,000	USD	38,298	36
					$20

CURRENCY LEGEND

AUD – Australian dollar

GBP – British pound

HKD – Hong Kong dollar

USD – U.S. dollar

See Notes to Financial Statements.

108	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 7.1%
Adelaide Brighton Ltd.	32,109	$136,126
AGL Energy Ltd.	31,614	460,870
Alumina Ltd.	236,991	264,782
AMP Ltd.	188,773	762,741
Aristocrat Leisure Ltd.	14,263	172,563
ASX Ltd.	10,370	382,181
Aurizon Holdings Ltd.	173,211	622,984
Bank of Queensland Ltd.	32,280	280,865
Bendigo & Adelaide Bank Ltd.	41,065	338,447
Boral Ltd.	34,252	176,927
Caltex Australia Ltd.	13,002	340,780
Challenger Ltd.	26,200	203,904
CIMIC Group Ltd.	12,687	279,029
Coca-Cola Amatil Ltd.	51,184	401,478
Cochlear Ltd.	1,710	184,496
Computershare Ltd.	24,719	195,215
Crown Resorts Ltd.	44,813	449,583
Fortescue Metals Group Ltd.	67,825	256,920
Harvey Norman Holdings Ltd.	82,452	328,101
Healthscope Ltd.	70,560	165,768
Incitec Pivot Ltd.	79,832	172,278
Insurance Australia Group Ltd.	150,968	631,940
Magellan Financial Group Ltd.	8,493	140,904
Medibank Pvt Ltd.	120,275	228,260
Orica Ltd.	29,104	338,532
Platinum Asset Management Ltd.	41,674	160,412
QBE Insurance Group Ltd.	72,268	513,766
Ramsay Health Care Ltd.	4,543	275,063
REA Group Ltd.	3,011	130,070
Seek Ltd.	12,182	145,055
Sonic Healthcare Ltd.	19,446	327,532
Star Entertainment Grp Ltd. (The)	26,947	124,140
Suncorp Group Ltd.	87,312	809,136
Tabcorp Holdings Ltd.	69,520	264,937
Tatts Group Ltd.	87,958	245,681
TPG Telecom Ltd.	14,538	95,899
Treasury Wine Estates Ltd.	18,906	159,725

Total Australia		11,167,090
Austria – 1.0%
Andritz AG	4,928	268,348
Erste Group Bank AG*	13,597	402,866
OMV AG	18,477	531,985
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,677	155,897
Voestalpine AG	7,702	266,590

Total Austria		1,625,686
Belgium – 2.3%
Ackermans & van Haaren N.V.	1,007	133,480
Ageas	13,744	501,438
Bekaert S.A.	2,255	103,090
bpost S.A.	14,664	396,906
Cofinimmo S.A.	887	$110,347
Colruyt S.A.(a)	5,456	302,649
Elia System Operator S.A./N.V.	3,232	165,225
Melexis N.V.	2,518	180,791
Proximus SADP	24,863	742,813
Solvay S.A.	5,528	639,563
Umicore S.A.	4,234	265,649

Total Belgium		3,541,951
China – 3.2%
Beijing Enterprises Holdings Ltd.	41,700	211,297
China Everbright International Ltd.	144,000	171,182
China Jinmao Holdings Group Ltd.	553,242	170,482
China Merchants Port Holdings Co., Ltd.	137,343	365,672
China Power International Development Ltd.	954,000	366,547
China Resources Power Holdings Co., Ltd.	488,000	840,604
CSPC Pharmaceutical Group Ltd.	142,000	142,074
Far East Horizon Ltd.	278,000	262,374
Fosun International Ltd.	201,500	302,408
Guangdong Investment Ltd.	272,208	432,391
Lenovo Group Ltd.	854,000	565,960
Shanghai Industrial Holdings Ltd.	68,500	196,952
Shenzhen Investment Ltd.	508,000	241,688
Sino-Ocean Group Holding Ltd.	378,464	174,204
Sun Art Retail Group Ltd.	517,000	356,623
Yangzijiang Shipbuilding Holdings Ltd.	264,800	145,660

Total China		4,946,118
Denmark – 1.0%
Chr Hansen Holding A/S	5,419	322,231
DSV A/S	2,471	123,066
ISS A/S	8,067	334,930
Jyske Bank A/S Registered Shares	3,039	141,723
Novozymes A/S Class B	4,481	197,136
Royal Unibrew A/S	2,588	127,722
Tryg A/S	19,190	385,193

Total Denmark		1,632,001
Finland – 2.4%
Amer Sports Oyj	4,199	128,447
Elisa Oyj	9,894	365,033
Huhtamaki Oyj	3,071	143,086
Kesko Oyj Class B	6,300	290,277
Metso Oyj	10,194	297,513
Neste Oyj	13,295	566,859
Nokian Renkaat Oyj	8,675	316,354
Orion Oyj Class B	5,556	219,096
Stora Enso Oyj Class R	36,436	323,684
UPM-Kymmene Oyj	32,417	684,888
Wartsila Oyj Abp	8,311	374,250

Total Finland		3,709,487
France – 8.2%
Accor S.A.	9,108	361,418
Aeroports de Paris	3,324	329,771
Amundi S.A.(b)	10,723	560,349

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	109

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2016

Investments	Shares	Value
Arkema S.A.	2,845	$263,450
Atos SE	2,486	267,978
Bollore S.A.	77,148	268,333
Bouygues S.A.	27,440	909,539
Bureau Veritas S.A.	15,876	340,682
Casino Guichard Perrachon S.A.	9,594	466,849
CNP Assurances	47,213	793,482
Edenred	15,631	365,639
Eiffage S.A.	3,289	255,628
Elior Group(b)	4,491	102,858
Euler Hermes Group	3,547	301,669
Eurazeo S.A.	4,220	244,899
Eutelsat Communications S.A.	21,961	454,848
Faurecia	3,959	155,274
Fonciere Des Regions	4,502	419,724
Groupe Eurotunnel SE Registered Shares	16,599	179,750
Havas S.A.	21,939	185,505
ICADE	5,311	414,393
Imerys S.A.	3,111	224,767
Ingenico Group S.A.	1,245	108,810
Ipsen S.A.	2,137	150,074
JCDecaux S.A.	5,261	170,156
Korian S.A.	3,015	97,091
Lagardere SCA	11,562	294,495
Nexity S.A.*	3,738	197,394
Plastic Omnium S.A.	3,299	109,443
Remy Cointreau S.A.	1,655	141,296
Rexel S.A.	13,735	210,616
Rubis SCA	2,355	215,958
SCOR SE	13,024	404,988
SEB S.A.	1,081	152,582
Societe BIC S.A.	3,396	502,432
SPIE S.A.	6,806	135,495
Suez	33,416	551,840
Technip S.A.	7,009	430,620
Teleperformance	1,421	151,596
Television Francaise 1	9,233	89,545
Valeo S.A.	7,555	440,902
Vicat S.A.	1,951	126,027
Wendel S.A.	1,542	180,135
Zodiac Aerospace	6,565	159,913

Total France		12,888,213
Germany – 5.6%
Axel Springer SE	5,888	301,600
Brenntag AG	4,920	268,742
Celesio AG	11,473	332,584
Commerzbank AG	49,370	318,356
Covestro AG(b)	5,248	310,396
CTS Eventim AG & Co. KGaA	3,065	109,154
Deutsche Lufthansa AG Registered Shares	28,191	313,801
Deutsche Wohnen AG Bearer Shares	8,882	322,954
DMG MORI AG	3,342	162,774
Duerr AG	1,531	128,559
Fielmann AG	3,317	$270,441
Fraport AG Frankfurt Airport Services Worldwide	3,716	203,311
Freenet AG	11,299	330,461
Fuchs Petrolub SE	2,437	99,538
GEA Group AG	5,321	295,459
Hella KGaA Hueck & Co.	3,691	146,257
Hochtief AG	1,993	281,198
Hugo Boss AG	6,567	363,280
K+S AG Registered Shares(a)	14,724	279,393
KION Group AG	2,441	158,063
LANXESS AG	2,045	127,089
LEG Immobilien AG*	2,540	243,171
METRO AG	15,855	471,995
MTU Aero Engines AG	1,664	168,394
OSRAM Licht AG	3,138	184,294
ProSiebenSat.1 Media SE	12,978	555,968
Rheinmetall AG	1,407	97,970
STADA Arzneimittel AG	1,965	109,221
Symrise AG	2,607	191,107
Talanx AG	14,686	448,004
ThyssenKrupp AG	7,057	168,288
TUI AG	36,974	526,881
United Internet AG Registered Shares	6,023	266,583
Wacker Chemie AG	1,892	159,467

Total Germany		8,714,753
Hong Kong – 3.2%
Bank of East Asia Ltd. (The)(a)	107,322	435,185
Cathay Pacific Airways Ltd.(a)	239,774	333,880
Dah Sing Banking Group Ltd.	62,000	111,115
Hang Lung Group Ltd.	67,000	254,837
Hang Lung Properties Ltd.	288,000	647,596
Hopewell Holdings Ltd.	61,162	223,169
Hysan Development Co., Ltd.	55,000	257,770
New World Development Co., Ltd.	714,642	928,782
PCCW Ltd.	544,543	334,198
Sino Land Co., Ltd.	327,046	578,533
SJM Holdings Ltd.	425,000	312,341
Techtronic Industries Co., Ltd.	36,500	142,594
Wheelock & Co., Ltd.	84,000	495,490

Total Hong Kong		5,055,490
Ireland – 0.4%
DCC PLC	2,111	192,639
Kingspan Group PLC	3,505	94,455
Paddy Power Betfair PLC	1,192	134,895
Smurfit Kappa Group PLC	9,717	217,307

Total Ireland		639,296
Israel – 0.9%
Azrieli Group Ltd.	3,713	162,786
Bank Hapoalim BM	43,322	245,469
Bezeq Israeli Telecommunication Corp., Ltd.	338,010	636,815
Elbit Systems Ltd.	1,284	122,511

See Notes to Financial Statements.

110	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2016

Investments	Shares	Value
Israel Chemicals Ltd.	81,579	$317,436

Total Israel		1,485,017
Italy – 3.2%
A2A SpA	161,857	228,642
ACEA SpA	14,330	180,204
Azimut Holding SpA	6,424	94,573
Banca Generali SpA	8,475	162,673
Banca Mediolanum SpA	42,888	284,366
Banca Popolare di Milano SCARL	337,054	135,301
Brembo SpA	1,811	108,069
Davide Campari-Milano SpA	13,378	150,793
De’ Longhi SpA	4,806	116,337
FinecoBank Banca Fineco SpA	35,174	203,770
Hera SpA	82,497	222,319
Infrastrutture Wireless Italiane SpA(b)	24,613	121,096
Mediobanca SpA	48,935	318,410
Poste Italiane SpA(b)	87,712	601,774
Prysmian SpA	7,298	191,259
Recordati SpA	7,627	245,223
Salvatore Ferragamo SpA	6,183	157,035
Terna Rete Elettrica Nazionale SpA	117,309	604,845
Unione di Banche Italiane SpA(a)	51,810	119,359
Unipol Gruppo Finanziario SpA	60,769	155,160
UnipolSai SpA	361,441	588,159

Total Italy		4,989,367
Japan – 22.5%
ABC-Mart, Inc.	2,378	161,093
Air Water, Inc.	7,000	131,062
Aisin Seiki Co., Ltd.	9,400	426,534
Alfresa Holdings Corp.	7,200	151,231
Amada Holdings Co., Ltd.	18,400	189,696
ANA Holdings, Inc.	90,000	243,253
Aozora Bank Ltd.	85,000	291,265
Asahi Glass Co., Ltd.	50,141	321,845
Asahi Kasei Corp.	56,000	442,846
Bandai Namco Holdings, Inc.	6,800	206,488
Brother Industries Ltd.	12,900	224,331
Canon Marketing Japan, Inc.	5,400	99,825
Casio Computer Co., Ltd.(a)	9,500	131,620
Chiba Bank Ltd. (The)	34,000	191,379
Chubu Electric Power Co., Inc.	18,200	263,479
Chugoku Electric Power Co., Inc. (The)(a)	23,000	287,770
Dai Nippon Printing Co., Ltd.	29,958	291,696
Daicel Corp.	11,900	148,890
Daito Trust Construction Co., Ltd.	2,920	466,410
Daiwa Securities Group, Inc.	106,000	590,790
Disco Corp.	1,700	199,605
Electric Power Development Co., Ltd.	7,100	169,533
FamilyMart UNY Holdings Co., Ltd.	3,000	199,674
Fuji Electric Co., Ltd.	28,876	131,170
Fujitsu Ltd.	58,000	309,288
Fukuoka Financial Group, Inc.	42,000	172,952
Hakuhodo DY Holdings, Inc.	10,700	124,471
Hamamatsu Photonics K.K.	4,000	$121,858
Hankyu Hanshin Holdings, Inc.	4,400	150,773
Hikari Tsushin, Inc.	1,800	166,375
Hino Motors Ltd.	28,600	302,480
Hirose Electric Co., Ltd.	1,200	156,421
Hisamitsu Pharmaceutical Co., Inc.	2,300	123,330
Hitachi Chemical Co., Ltd.	7,800	177,621
Hitachi Construction Machinery Co., Ltd.(a)	8,700	171,740
Hitachi High-Technologies Corp.	4,700	186,348
Hitachi Metals Ltd.	13,800	167,892
Hokuriku Electric Power Co.(a)	12,000	145,401
Hulic Co., Ltd.	14,600	147,781
Idemitsu Kosan Co., Ltd.(a)	5,500	112,971
Iida Group Holdings Co., Ltd.	8,300	165,893
Isuzu Motors Ltd.	29,500	343,606
Itochu Techno-Solutions Corp.	5,800	148,229
J. Front Retailing Co., Ltd.	10,800	140,246
Japan Airlines Co., Ltd.	16,800	490,902
Japan Exchange Group, Inc.	29,700	458,999
JFE Holdings, Inc.	18,500	266,909
JGC Corp.	11,000	189,552
JSR Corp.	11,200	174,639
JTEKT Corp.	16,100	238,801
JX Holdings, Inc.(a)	125,900	506,136
Kajima Corp.	27,953	194,331
Kaken Pharmaceutical Co., Ltd.	1,700	103,748
Kaneka Corp.	13,000	102,059
Kawasaki Heavy Industries Ltd.	92,565	283,367
Kikkoman Corp.	4,000	127,191
Kintetsu Group Holdings Co., Ltd.	43,000	179,618
Koito Manufacturing Co., Ltd.	2,000	96,381
Konica Minolta, Inc.	25,600	214,882
Kose Corp.	1,100	111,667
Kuraray Co., Ltd.	15,300	225,273
Kyowa Hakko Kirin Co., Ltd.	11,600	181,678
Lawson, Inc.(a)	4,100	322,688
LIXIL Group Corp.	14,200	302,468
Mabuchi Motor Co., Ltd.	2,600	142,241
Makita Corp.	3,229	228,308
Marubeni Corp.	102,600	522,296
Mazda Motor Corp.	14,800	223,831
Medipal Holdings Corp.	8,200	141,141
Minebea Co., Ltd.	15,800	147,289
Mitsubishi Chemical Holdings Corp.	60,800	377,174
Mitsubishi Gas Chemical Co., Inc.	11,000	156,530
Mitsubishi Materials Corp.	6,600	178,581
Mitsubishi Motors Corp.	39,800	184,330
Mitsubishi Tanabe Pharma Corp.	19,400	412,847
Mitsui Chemicals, Inc.	33,000	155,444
Mitsui OSK Lines Ltd.(a)	48,000	110,443
Mixi, Inc.(a)	4,200	150,763
NEC Corp.	87,608	224,070
NGK Insulators Ltd.	8,000	164,242
NGK Spark Plug Co., Ltd.	7,600	132,614

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	111

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2016

Investments	Shares	Value
NH Foods Ltd.(a)	5,000	$120,278
Nifco, Inc.(a)	1,900	100,193
Nikon Corp.(a)	8,434	125,263
Nippon Express Co., Ltd.	39,000	181,010
Nippon Paint Holdings Co., Ltd.	5,600	185,257
Nippon Shokubai Co., Ltd.	1,500	92,875
Nippon Yusen K.K.	84,000	155,947
Nissan Chemical Industries Ltd.	4,000	120,673
Nisshin Seifun Group, Inc.	12,100	183,295
Nissin Foods Holdings Co., Ltd.(a)	2,900	175,549
Nitori Holdings Co., Ltd.	1,200	142,794
Nitto Denko Corp.	4,900	314,812
NOK Corp.	6,900	149,290
Nomura Real Estate Holdings, Inc.	8,168	136,799
Nomura Research Institute Ltd.	8,100	277,559
NSK Ltd.	31,100	315,100
NTT Urban Development Corp.	10,800	103,771
Obayashi Corp.	18,800	185,095
Obic Co., Ltd.	2,700	142,646
Odakyu Electric Railway Co., Ltd.	5,500	121,661
Oji Holdings Corp.	39,862	156,669
Omron Corp.	6,400	227,838
Oracle Corp.	3,568	200,483
Osaka Gas Co., Ltd.	76,000	316,789
Otsuka Corp.	3,600	169,753
Park24 Co., Ltd.	4,000	129,561
Pola Orbis Holdings, Inc.	1,600	142,359
Resona Holdings, Inc.	128,700	536,711
Ricoh Co., Ltd.	39,960	359,093
Ryohin Keikaku Co., Ltd.	500	100,380
Sankyo Co., Ltd.	4,800	163,057
Santen Pharmaceutical Co., Ltd.	9,800	143,518
SCSK Corp.	3,800	152,916
Sega Sammy Holdings, Inc.	13,073	185,254
Seibu Holdings, Inc.	5,600	91,909
Seiko Epson Corp.	18,000	343,416
Sekisui Chemical Co., Ltd.	16,300	232,593
Seven Bank Ltd.(a)	42,300	134,505
Shimamura Co., Ltd.	900	108,962
Shimizu Corp.	22,000	195,527
Shiseido Co., Ltd.	4,900	128,930
Shizuoka Bank Ltd. (The)	25,000	198,489
Showa Shell Sekiyu K.K.	17,709	163,511
Sojitz Corp.	58,600	148,721
Sompo Japan Nipponkoa Holdings, Inc.	15,600	456,839
Sony Financial Holdings, Inc.	23,809	324,695
Square Enix Holdings Co., Ltd.	3,200	109,653
Sumitomo Chemical Co., Ltd.	69,000	303,214
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,590	203,612
Sumitomo Electric Industries Ltd.	25,412	355,339
Sumitomo Heavy Industries Ltd.	30,500	148,788
Sumitomo Metal Mining Co., Ltd.	24,000	328,603
Sumitomo Rubber Industries Ltd.	13,000	194,875
Sundrug Co., Ltd.	1,200	100,133
Suzuken Co., Ltd.	4,300	$140,977
T&D Holdings, Inc.	27,351	305,070
Taiheiyo Cement Corp.	43,000	122,718
Taisei Corp.	33,876	252,569
Taiyo Nippon Sanso Corp.	11,400	117,754
TDK Corp.	3,600	238,187
Teijin Ltd.	9,000	173,130
THK Co., Ltd.	5,200	101,263
Tobu Railway Co., Ltd.	26,000	131,714
Toho Co., Ltd.	4,700	155,019
Tohoku Electric Power Co., Inc.	14,200	184,397
Tokyo Electron Ltd.	7,594	665,698
Tokyo Gas Co., Ltd.	85,000	375,707
Tokyu Corp.	21,000	159,265
Tokyu Fudosan Holdings Corp.	19,100	102,795
TonenGeneral Sekiyu K.K.	29,104	293,152
Toppan Printing Co., Ltd.	29,000	260,031
Tosoh Corp.	25,000	152,570
TOTO Ltd.(a)	4,300	161,147
Toyo Suisan Kaisha Ltd.	3,400	143,366
Toyoda Gosei Co., Ltd.	6,700	154,358
Toyota Tsusho Corp.	14,000	322,263
Trend Micro, Inc.	6,530	226,340
Unicharm Corp.	7,100	182,890
USS Co., Ltd.	11,200	187,800
West Japan Railway Co.	5,476	337,326
Yakult Honsha Co., Ltd.(a)	2,700	121,049
Yamada Denki Co., Ltd.	33,400	164,914
Yamaha Corp.	5,000	160,470
Yamaha Motor Co., Ltd.	12,660	252,537
Yamato Holdings Co., Ltd.	8,100	187,452
Yokogawa Electric Corp.	9,700	127,877
Yokohama Rubber Co., Ltd. (The)	8,300	131,469

Total Japan		35,300,430
Netherlands – 2.4%
Aalberts Industries N.V.	3,457	117,909
Aegon N.V.	175,470	672,626
Boskalis Westminster	9,354	333,284
Euronext N.V.(b)	3,493	149,108
GrandVision N.V.(b)	5,288	147,081
Koninklijke DSM N.V.	7,790	526,665
Koninklijke Vopak N.V.	4,058	213,061
NN Group N.V.	25,644	788,192
Randstad Holding N.V.	9,597	437,336
Wolters Kluwer N.V.	10,388	444,722

Total Netherlands		3,829,984
New Zealand – 1.4%
Auckland International Airport Ltd.	48,873	261,222
Contact Energy Ltd.	51,338	188,158
Fisher & Paykel Healthcare Corp., Ltd.	21,089	153,513
Fletcher Building Ltd.	52,381	408,721
Mercury NZ Ltd.	106,221	235,208
Meridian Energy Ltd.	201,791	381,530

See Notes to Financial Statements.

112	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2016

Investments	Shares	Value
Spark New Zealand Ltd.	195,438	$513,062

Total New Zealand		2,141,414
Norway – 1.9%
Gjensidige Forsikring ASA	28,972	540,848
Leroy Seafood Group ASA	2,858	144,432
Marine Harvest ASA*	29,670	531,233
Norsk Hydro ASA	89,249	384,699
Orkla ASA	49,984	516,582
Salmar ASA	7,308	223,109
Yara International ASA	19,495	647,858

Total Norway		2,988,761
Portugal – 1.3%
EDP – Energias de Portugal S.A.	324,010	1,088,362
Galp Energia, SGPS, S.A.	37,695	515,330
Jeronimo Martins, SGPS, S.A.	18,036	312,850
NOS, SGPS S.A.	24,514	166,863

Total Portugal		2,083,405
Singapore – 3.5%
CapitaLand Ltd.	160,700	377,161
City Developments Ltd.	24,500	162,980
ComfortDelGro Corp., Ltd.	96,400	198,675
Global Logistic Properties Ltd.	197,900	271,424
Hutchison Port Holdings Trust	1,201,685	534,750
Jardine Cycle & Carriage Ltd.	16,011	502,953
Keppel Corp., Ltd.	151,200	597,725
Olam International Ltd.(a)	120,600	182,211
SATS Ltd.	60,200	219,880
Sembcorp Industries Ltd.	127,200	241,628
SIA Engineering Co., Ltd.	58,836	160,095
Singapore Airlines Ltd.	41,861	322,681
Singapore Exchange Ltd.	56,300	305,976
Singapore Post Ltd.	138,600	148,415
Singapore Press Holdings Ltd.	116,148	324,562
Singapore Technologies Engineering Ltd.	207,200	490,855
StarHub Ltd.	137,694	346,393
UOL Group Ltd.	29,300	120,557

Total Singapore		5,508,921
Spain – 3.9%
Acciona S.A.	2,467	186,500
Acerinox S.A.	17,376	229,932
ACS Actividades de Construccion y Servicios S.A.	18,620	562,887
Atresmedia Corp. de Medios de Comunicacion S.A.	12,511	137,224
Banco de Sabadell S.A.	338,852	434,114
Bankia S.A.	988,481	810,924
Bankinter S.A.	40,797	290,307
Bolsas y Mercados Espanoles SHMSF S.A.(a)	7,746	230,203
Cia de Distribucion Integral Logista Holdings S.A.	7,580	169,176
Distribuidora Internacional de Alimentacion S.A.	32,950	204,068
Ebro Foods S.A.	8,301	193,103
Enagas S.A.	15,718	472,951
Grupo Catalana Occidente S.A.	4,475	133,017
Mapfre S.A.	253,152	$708,386
Mediaset Espana Comunicacion S.A.	24,720	293,083
Prosegur Cia de Seguridad S.A.	20,446	142,918
Red Electrica Corp. S.A.	31,512	680,110
Viscofan S.A.	2,030	109,868
Zardoya Otis S.A.	17,170	165,171

Total Spain		6,153,942
Sweden – 3.7%
Alfa Laval AB	19,435	305,111
Axfood AB	10,326	182,477
BillerudKorsnas AB	10,244	181,507
Boliden AB	10,632	250,182
Castellum AB	9,941	149,102
Electrolux AB Series B	12,705	318,982
Fabege AB	7,432	135,673
Getinge AB Class B	8,318	161,459
Hexpol AB	10,415	93,484
Husqvarna AB Class B	19,345	169,010
ICA Gruppen AB(a)	10,387	343,469
Intrum Justitia AB	3,565	115,138
Investment AB Latour Class B	4,940	202,388
Kinnevik AB Class B	12,775	326,257
NCC AB Class B	3,955	103,775
Saab AB Class B	3,754	133,818
Sandvik AB	54,683	602,206
Securitas AB Class B	14,550	244,215
Skanska AB Class B	23,658	553,108
SKF AB Class B	22,556	389,914
Swedish Match AB	8,744	321,289
Tele2 AB Class B	46,248	399,732
Trelleborg AB Class B	9,563	187,523

Total Sweden		5,869,819
Switzerland – 3.8%
Adecco Group AG Registered Shares	9,503	536,223
Baloise Holding AG Registered Shares	2,628	318,537
Clariant AG Registered Shares*	10,289	177,462
Coca-Cola HBC AG*	11,815	275,031
DKSH Holding AG	1,989	146,497
EMS-Chemie Holding AG Registered Shares	801	430,907
Flughafen Zuerich AG Registered Shares	1,657	324,426
Galenica AG Registered Shares	139	147,833
Julius Baer Group Ltd.*	7,619	310,686
Logitech International S.A. Registered Shares	8,258	185,707
Lonza Group AG Registered Shares*	1,305	249,854
OC Oerlikon Corp. AG Registered Shares*	15,875	158,848
Partners Group Holding AG	938	474,128
SFS Group AG*	1,260	99,563
Sonova Holding AG Registered Shares	1,818	257,866
STMicroelectronics N.V.	82,827	674,837
Straumann Holding AG Registered Shares	489	191,559
Sulzer AG Registered Shares	1,891	198,190
Sunrise Communications Group AG*(b)	3,118	217,913
Swiss Life Holding AG Registered Shares*	1,428	370,479

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	113

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2016

Investments	Shares	Value
Vontobel Holding AG Registered Shares	3,084	$153,659

Total Switzerland		5,900,205
United Kingdom – 16.3%
AA PLC	31,908	122,563
Aberdeen Asset Management PLC	127,535	540,575
Admiral Group PLC	22,320	594,080
Aggreko PLC	9,272	114,843
Amec Foster Wheeler PLC	37,762	280,337
Ashmore Group PLC	56,021	257,246
Ashtead Group PLC	12,869	212,471
Babcock International Group PLC	17,746	238,589
Barratt Developments PLC	69,786	448,093
BBA Aviation PLC	55,594	180,469
Beazley PLC	59,491	299,146
Bellway PLC	6,098	187,656
Berendsen PLC	7,139	115,363
Berkeley Group Holdings PLC	11,712	392,518
Booker Group PLC	71,303	164,868
British Land Co. PLC (The)	51,708	424,842
Britvic PLC	14,200	111,228
Bunzl PLC	10,387	307,634
Burberry Group PLC	20,980	375,819
Capita PLC	29,121	253,449
Carnival PLC	8,161	399,451
Close Brothers Group PLC	8,715	155,095
CNH Industrial N.V.	39,675	284,018
Cobham PLC	137,006	298,457
Croda International PLC	4,226	191,257
Daily Mail & General Trust PLC Class A Non-Voting Shares	18,546	179,359
Derwent London PLC	2,643	89,299
Direct Line Insurance Group PLC	68,504	324,623
Dixons Carphone PLC	39,204	187,662
DS Smith PLC	40,917	204,260
Dunelm Group PLC	19,100	211,389
easyJet PLC	21,442	280,481
Essentra PLC	14,258	89,994
G4S PLC	107,992	319,561
GKN PLC	74,474	309,864
Greene King PLC	15,559	156,434
Halma PLC	9,016	122,857
Hammerson PLC	38,735	295,359
Hargreaves Lansdown PLC	17,313	286,292
Hays PLC	53,724	90,584
Hikma Pharmaceuticals PLC	3,125	81,918
Howden Joinery Group PLC	20,289	113,934
ICAP PLC	46,178	279,591
IG Group Holdings PLC	18,419	208,398
IMI PLC	16,064	224,113
Inchcape PLC	20,756	177,545
Informa PLC	29,784	275,469
Inmarsat PLC	32,327	296,049
InterContinental Hotels Group PLC	8,222	339,636
Intertek Group PLC	4,161	$188,585
Intu Properties PLC	79,884	307,572
Investec PLC	37,111	227,056
J Sainsbury PLC	134,202	428,499
Jardine Lloyd Thompson Group PLC	11,199	147,221
John Wood Group PLC	19,179	189,218
Johnson Matthey PLC	6,626	283,520
Jupiter Fund Management PLC	39,658	219,148
Kingfisher PLC	95,624	468,168
Man Group PLC	125,273	183,234
Marks & Spencer Group PLC	120,754	519,362
Meggitt PLC	40,785	238,939
Merlin Entertainments PLC(b)	26,045	148,727
Micro Focus International PLC	7,518	214,654
Mondi PLC	15,723	331,484
Moneysupermarket.com Group PLC	30,492	118,867
National Express Group PLC	26,725	119,526
Next PLC	15,106	937,180
Pearson PLC	80,135	783,838
Pennon Group PLC	22,545	261,231
Persimmon PLC	24,228	571,220
Rentokil Initial PLC	79,732	230,240
Rightmove PLC	2,151	117,969
Royal Mail PLC	56,870	361,614
RPC Group PLC	8,408	104,851
RSA Insurance Group PLC	32,533	230,742
Saga PLC	53,485	148,125
Sage Group PLC (The)	37,951	363,822
Schroders PLC	10,083	353,117
Segro PLC	45,613	268,882
Severn Trent PLC	11,868	386,184
Smiths Group PLC	20,364	387,269
Spectris PLC	5,287	135,159
Spirax-Sarco Engineering PLC	2,214	129,276
St. James’s Place PLC	22,665	279,109
Standard Life PLC	147,634	659,520
TalkTalk Telecom Group PLC(a)	87,918	230,695
Tate & Lyle PLC	30,409	295,865
Taylor Wimpey PLC	48,758	97,602
Travis Perkins PLC	8,754	175,575
United Utilities Group PLC	37,889	493,655
Weir Group PLC (The)	10,945	241,698
WH Smith PLC	5,290	105,687
Whitbread PLC	6,415	326,324
William Hill PLC	54,855	216,763
WM Morrison Supermarkets PLC	94,300	266,918

Total United Kingdom		25,588,648
TOTAL COMMON STOCKS (Cost: $145,565,191)		155,759,998

See Notes to Financial Statements.

114	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Australia Dividend Fund(a)(c)	4,763	$251,915
WisdomTree Japan Hedged Equity Fund(c)	5,786	248,277
TOTAL EXCHANGE-TRADED FUNDS (Cost: $497,566)		500,192
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
United States – 2.5%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(d)
(Cost: $3,859,815)(e)	3,859,815	3,859,815
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $149,922,572)		160,120,005
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.0)%		(3,111,020)

NET ASSETS – 100.0%		$157,008,985

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(e)

At September 30, 2016, the total market value of the Fund’s securities on loan was $4,814,273 and the total market value of the collateral held by the Fund was $5,072,986. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,213,171.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	115

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.7%
Australia – 5.4%
Aristocrat Leisure Ltd.	269	$3,254
Blackmores Ltd.	26	2,320
Brambles Ltd.	2,068	18,959
BT Investment Management Ltd.	703	4,783
carsales.com Ltd.	552	5,048
Cochlear Ltd.	59	6,366
Crown Resorts Ltd.	979	9,822
CSL Ltd.	379	31,033
Domino’s Pizza Enterprises Ltd.	45	2,422
Fortescue Metals Group Ltd.	2,993	11,337
G8 Education Ltd.(a)	635	1,477
Magellan Financial Group Ltd.	342	5,674
NIB Holdings Ltd.	683	2,446
Northern Star Resources Ltd.	534	1,904
Platinum Asset Management Ltd.	1,932	7,437
Ramsay Health Care Ltd.	158	9,566
REA Group Ltd.	88	3,801
Seek Ltd.	496	5,906
TPG Telecom Ltd.	682	4,499

Total Australia		138,054
Austria – 0.1%
ams AG	101	3,282
Belgium – 0.6%
Ion Beam Applications	64	3,251
Melexis N.V.	80	5,744
Warehouses De Pauw CVA	58	5,758

Total Belgium		14,753
China – 3.5%
China Everbright International Ltd.	6,000	7,133
China Overseas Land & Investment Ltd.	16,000	54,255
CITIC Telecom International Holdings Ltd.	7,000	2,608
CSPC Pharmaceutical Group Ltd.	6,000	6,003
Guangdong Investment Ltd.	12,000	19,062

Total China		89,061
Denmark – 4.1%
DSV A/S	71	3,536
Novo Nordisk A/S Class B	1,963	81,590
Novozymes A/S Class B	189	8,315
Pandora A/S	59	7,132
SimCorp A/S	50	2,905

Total Denmark		103,478
Finland – 2.4%
Kone Oyj Class B	958	48,630
Orion Oyj Class B	227	8,952
Uponor Oyj	150	2,778

Total Finland		60,360
France – 9.0%
Airbus Group SE	1,187	71,820
BioMerieux	23	3,430
Dassault Systemes	18	$1,562
Essilor International S.A.	116	14,965
Eurazeo S.A.	180	10,446
Gaztransport Et Technigaz S.A.(a)	217	6,271
Hermes International	36	14,656
Iliad S.A.	13	2,729
Ingenico Group S.A.	53	4,632
Ipsen S.A.	79	5,548
LVMH Moet Hennessy Louis Vuitton SE	386	65,849
Plastic Omnium S.A.	63	2,090
Sartorius Stedim Biotech	53	3,981
SEB S.A.	36	5,081
Valeo S.A.	159	9,279
Zodiac Aerospace	284	6,918

Total France		229,257
Germany – 6.0%
adidas AG	97	16,842
Bechtle AG	37	4,283
Bertrandt AG	25	2,725
Carl Zeiss Meditec AG Bearer Shares	74	2,830
Continental AG	134	28,183
CTS Eventim AG & Co. KGaA	89	3,169
Fuchs Petrolub SE	174	7,107
Henkel AG & Co. KGaA	265	30,853
Infineon Technologies AG	1,130	20,166
MTU Aero Engines AG	87	8,804
ProSiebenSat.1 Media SE	331	14,180
Symrise AG	154	11,289
United Internet AG Registered Shares	53	2,346

Total Germany		152,777
Hong Kong – 2.3%
Power Assets Holdings Ltd.	4,500	43,863
SJM Holdings Ltd.	10,000	7,349
Techtronic Industries Co., Ltd.	500	1,954
Vitasoy International Holdings Ltd.	2,000	4,033

Total Hong Kong		57,199
Ireland – 0.3%
Glanbia PLC	202	3,888
Irish Continental Group PLC	294	1,444
Kingspan Group PLC	130	3,503

Total Ireland		8,835
Italy – 1.3%
Anima Holding SpA(b)	1,096	5,358
Brembo SpA	41	2,447
Brunello Cucinelli SpA	74	1,439
Datalogic SpA	132	2,818
De’ Longhi SpA	125	3,026
DiaSorin SpA	54	3,471
Industria Macchine Automatiche SpA	75	4,981
Luxottica Group SpA	179	8,553
Moncler SpA	117	1,997

Total Italy		34,090

See Notes to Financial Statements.

116	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2016

Investments	Shares	Value
Japan – 10.7%
ABC-Mart, Inc.	100	$6,774
Calbee, Inc.	100	3,767
Daikin Industries Ltd.	200	18,468
Daito Trust Construction Co., Ltd.	100	15,973
DeNA Co., Ltd.	200	7,219
GungHo Online Entertainment, Inc.	1,200	2,927
Gurunavi, Inc.	100	2,732
Haseko Corp.	500	4,765
Hino Motors Ltd.	1,400	14,807
Isuzu Motors Ltd.	1,100	12,812
Kakaku.com, Inc.	200	3,600
Kaken Pharmaceutical Co., Ltd.	100	6,103
Koito Manufacturing Co., Ltd.	100	4,819
Kubota Corp.	1,600	23,914
Meitec Corp.	100	3,501
Mixi, Inc.	200	7,179
Murata Manufacturing Co., Ltd.	200	25,735
Nabtesco Corp.	100	2,810
NGK Spark Plug Co., Ltd.	200	3,490
Nippon Paint Holdings Co., Ltd.	300	9,925
Nissan Chemical Industries Ltd.	200	6,034
Obic Co., Ltd.	100	5,283
Oki Electric Industry Co., Ltd.	300	4,005
Oracle Corp.	100	5,619
Oriental Land Co., Ltd.	100	6,057
Park24 Co., Ltd.	200	6,478
Pigeon Corp.	200	6,004
Sanrio Co., Ltd.	200	3,644
Shionogi & Co., Ltd.	200	10,175
Start Today Co., Ltd.	300	5,125
Sysmex Corp.	100	7,347
T-Gaia Corp.	100	1,422
Tadano Ltd.	300	2,921
Trend Micro, Inc.	300	10,399
TS Tech Co., Ltd.	100	2,507
USS Co., Ltd.	400	6,707

Total Japan		271,047
Netherlands – 2.3%
ASML Holding N.V.	327	35,899
Boskalis Westminster	418	14,893
Flow Traders(b)	156	4,748
GrandVision N.V.(b)	143	3,978

Total Netherlands		59,518
New Zealand – 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	642	4,673
Ryman Healthcare Ltd.	640	4,482

Total New Zealand		9,155
Norway – 1.2%
AF Gruppen ASA	146	2,886
Entra ASA(b)	443	4,961
Leroy Seafood Group ASA	111	5,610
Salmar ASA	297	$9,067
Tomra Systems ASA	197	2,286
Veidekke ASA	319	4,909
XXL ASA(b)	135	1,850

Total Norway		31,569
Portugal – 0.5%
Jeronimo Martins, SGPS, S.A.	773	13,408
Singapore – 1.3%
Ho Bee Land Ltd.	2,000	3,168
Raffles Medical Group Ltd.	3,400	3,815
Singapore Exchange Ltd.	3,300	17,935
Singapore Post Ltd.	7,300	7,817

Total Singapore		32,735
Spain – 4.7%
Almirall S.A.	201	3,092
Amadeus IT Group S.A.	529	26,437
Atresmedia Corp. de Medios de Comunicacion S.A.	260	2,852
Grifols S.A.	403	8,687
Industria de Diseno Textil S.A.	1,757	65,159
Mediaset Espana Comunicacion S.A.	519	6,153
Zardoya Otis S.A.	809	7,782

Total Spain		120,162
Sweden – 5.6%
AAK AB	44	3,253
Assa Abloy AB Class B	1,040	21,158
Atlas Copco AB Class B	786	21,505
Axfood AB	485	8,571
Betsson AB*	218	2,412
Fabege AB	284	5,184
Hennes & Mauritz AB Class B	1,843	52,058
Indutrade AB	150	3,222
Intrum Justitia AB	144	4,651
Investment AB Latour Class B	189	7,743
JM AB	109	2,982
NetEnt AB*	337	3,088
Nibe Industrier AB Class B	297	2,647
Sweco AB Class B	182	3,756

Total Sweden		142,230
Switzerland – 12.0%
Actelion Ltd. Registered Shares*	59	10,237
EMS-Chemie Holding AG Registered Shares	35	18,829
Galenica AG Registered Shares	5	5,318
Geberit AG Registered Shares	52	22,819
Partners Group Holding AG	40	20,219
Roche Holding AG Bearer Shares	202	50,156
Roche Holding AG Genusschein	546	135,740
Schindler Holding AG Registered Shares	102	19,318
Sonova Holding AG Registered Shares	65	9,219
Straumann Holding AG Registered Shares	11	4,309
Swatch Group AG (The) Registered Shares	104	5,793
Temenos Group AG Registered Shares*	45	2,841

Total Switzerland		304,798

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	117

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2016

Investments	Shares	Value
United Kingdom – 26.0%
Ashtead Group PLC	478	$7,892
Babcock International Group PLC	691	9,290
Barratt Developments PLC	1,358	8,720
Berendsen PLC	302	4,880
Berkeley Group Holdings PLC	174	5,831
BGEO Group PLC	70	2,641
Big Yellow Group PLC	265	2,685
Bovis Homes Group PLC	213	2,421
British American Tobacco PLC	2,189	140,185
Carillion PLC	1,980	6,376
Compass Group PLC	1,032	20,041
Countrywide PLC	600	1,687
Cranswick PLC	94	2,855
Daily Mail & General Trust PLC Class A Non-Voting Shares	393	3,801
Derwent London PLC	92	3,108
Domino’s Pizza Group PLC	381	1,848
easyJet PLC	840	10,988
esure Group PLC	993	3,916
Halfords Group PLC	350	1,594
Halma PLC	373	5,083
Hammerson PLC	1,671	12,742
Hargreaves Lansdown PLC	667	11,030
Hays PLC	1,847	3,114
Hikma Pharmaceuticals PLC	107	2,805
Howden Joinery Group PLC	772	4,335
IG Group Holdings PLC	799	9,040
International Consolidated Airlines Group S.A.	3,887	20,164
Jardine Lloyd Thompson Group PLC	450	5,916
Johnson Matthey PLC	260	11,125
Merlin Entertainments PLC(b)	576	3,289
Persimmon PLC	468	11,034
Reckitt Benckiser Group PLC	786	74,177
Redrow PLC	371	1,928
RELX PLC	823	15,641
Renishaw PLC	111	3,802
Rightmove PLC	91	4,991
Safestore Holdings PLC	495	2,475
Sage Group PLC (The)	1,441	13,814
Savills PLC	306	2,846
Sky PLC	1,672	19,417
Smith & Nephew PLC	650	10,504
Unilever N.V. CVA	3,243	149,697
Unite Group PLC (The)	335	2,761
Victrex PLC	196	3,992
WH Smith PLC	173	3,456
Whitbread PLC	128	6,511
WS Atkins PLC	171	3,530

Total United Kingdom		659,978
TOTAL COMMON STOCKS (Cost: $2,447,416)		2,535,746
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $6,212)(d)	6,212	$6,212
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $2,453,628)		2,541,958
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		458

NET ASSETS – 100.0%		$2,542,416

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)	At September 30, 2016, the total market value of the Fund’s securities on loan was $5,911 and the total market value of the collateral held by the Fund was $6,212.

CVA – Certificaten Van Aandelen (Certificate of Stock)

See Notes to Financial Statements.

118	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 12.9%
Ainsworth Game Technology Ltd.(a)	472,709	$813,917
ALS Ltd.	398,904	1,819,358
Altium Ltd.(a)	217,270	1,531,309
Ansell Ltd.	144,648	2,543,700
AP Eagers Ltd.(a)	250,649	1,960,290
APN Outdoor Group Ltd.	104,172	438,447
ARB Corp., Ltd.(a)	60,282	837,736
Asaleo Care Ltd.	789,183	960,237
AUB Group Ltd.(a)	62,606	531,793
Austal Ltd.	512,301	576,297
Australian Pharmaceutical Industries Ltd.	784,933	1,159,294
Automotive Holdings Group Ltd.	620,738	2,033,085
Beacon Lighting Group Ltd.	401,172	497,335
Bega Cheese Ltd.	172,826	878,174
Blackmores Ltd.(a)	12,271	1,094,731
Breville Group Ltd.	154,758	1,036,250
Brickworks Ltd.	109,253	1,165,466
BT Investment Management Ltd.	430,556	2,929,105
Cabcharge Australia Ltd.(a)	326,984	855,768
carsales.com Ltd.	260,141	2,378,922
Cedar Woods Properties Ltd.	199,467	747,947
Cleanaway Waste Management Ltd.	1,992,946	1,708,115
Collins Foods Ltd.	255,000	883,979
Corporate Travel Management Ltd.	97,727	1,319,966
Cover-More Group Ltd.(a)	350,422	388,833
CSG Ltd.(a)	907,497	881,967
CSR Ltd.	1,128,131	3,125,155
Decmil Group Ltd.	536,788	429,262
Dicker Data Ltd.	273,406	491,676
Downer EDI Ltd.	900,297	3,713,454
DuluxGroup Ltd.	471,161	2,379,670
Eclipx Group Ltd.	229,692	715,392
ERM Power Ltd.(a)	414,792	368,207
Estia Health Ltd.(a)	322,622	819,663
Event Hospitality and Entertainment Ltd.	218,969	2,526,897
Fairfax Media Ltd.	3,385,750	2,448,444
Flight Centre Travel Group Ltd.(a)	162,441	4,522,326
Folkestone Education Trust	645,338	1,288,936
G8 Education Ltd.(a)	655,026	1,523,827
Generation Healthcare REIT	409,650	626,970
Genworth Mortgage Insurance Australia Ltd.	2,076,212	4,273,931
GrainCorp Ltd. Class A	59,970	360,253
Greencross Ltd.(a)	95,247	469,397
GUD Holdings Ltd.	132,539	1,068,011
GWA Group Ltd.	248,228	545,175
HFA Holdings Ltd.	427,210	751,922
Iluka Resources Ltd.	520,373	2,496,812
IMF Bentham Ltd.	349,874	495,321
Invocare Ltd.(a)	122,427	1,303,190
IOOF Holdings Ltd.(a)	677,613	4,495,773
IPH Ltd.(a)	159,955	697,712
IRESS Ltd.	246,480	2,225,703

iSentia Group Ltd.	215,219	$630,787
Japara Healthcare Ltd.(a)	398,224	621,672
JB Hi-Fi Ltd.	137,208	3,041,805
Lovisa Holdings Ltd.(a)	187,787	504,401
MACA Ltd.	1,494,475	1,984,228
Mantra Group Ltd.	228,169	560,487
McMillan Shakespeare Ltd.(a)	145,858	1,319,323
MG Unit Trust	354,720	325,740
Mineral Resources Ltd.	250,844	2,124,980
Monadelphous Group Ltd.(a)	224,829	1,562,218
Monash IVF Group Ltd.	309,105	581,895
Mortgage Choice Ltd.	458,437	705,146
Myer Holdings Ltd.(a)	640,014	570,583
MYOB Group Ltd.(a)	193,354	551,906
MyState Ltd.	268,501	842,429
Navitas Ltd.(a)	617,653	2,462,554
NIB Holdings Ltd.	675,417	2,418,919
Nine Entertainment Co. Holdings Ltd.	3,496,589	2,822,933
Northern Star Resources Ltd.	491,507	1,752,747
Nufarm Ltd.	198,210	1,421,244
Orora Ltd.	1,339,670	3,229,326
OZ Minerals Ltd.	339,368	1,578,985
Pact Group Holdings Ltd.	471,481	2,276,654
Peet Ltd.	514,537	385,875
Perpetual Ltd.	86,523	3,092,089
Premier Investments Ltd.	190,466	2,260,647
Primary Health Care Ltd.	619,385	1,876,979
Programmed Maintenance Services Ltd.	431,641	536,759
Qube Holdings Ltd.(a)	736,101	1,312,492
RCG Corp., Ltd.(a)	631,013	787,099
RCR Tomlinson Ltd.	380,363	817,915
Regis Healthcare Ltd.(a)	576,662	1,924,028
Regis Resources Ltd.	276,909	817,952
Retail Food Group Ltd.(a)	201,894	1,076,861
Sandfire Resources NL	105,055	405,183
Select Harvests Ltd.(a)	199,701	866,496
Servcorp Ltd.	162,125	987,567
Seven Group Holdings Ltd.	700,560	4,599,770
Seven West Media Ltd.	3,369,999	1,882,592
SG Fleet Group Ltd.	360,792	1,178,931
Sigma Pharmaceuticals Ltd.	1,400,873	1,516,906
Sims Metal Management Ltd.(a)	144,016	1,024,937
Slater & Gordon Ltd.*(a)	1,796,799	515,625
SmartGroup Corp. Ltd.	52,957	291,377
Southern Cross Media Group Ltd.	1,080,500	1,211,340
Spotless Group Holdings Ltd.	2,873,280	2,352,693
Steadfast Group Ltd.	723,612	1,262,537
Super Retail Group Ltd.	244,942	1,908,159
Tassal Group Ltd.	148,899	459,198
TFS Corp. Ltd.(a)	391,202	446,057
Tox Free Solutions Ltd.	201,148	352,496
Village Roadshow Ltd.(a)	264,907	1,003,465
Virtus Health Ltd.	103,251	608,399
WPP AUNZ Ltd.	606,932	508,578

Total Australia		148,297,064

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	119

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
Austria – 1.2%
ams AG(a)	51,866	$1,685,351
Austria Technologie & Systemtechnik AG(a)	57,649	708,758
RHI AG	44,373	1,179,838
S IMMO AG*	98,893	1,041,344
UNIQA Insurance Group AG	867,510	5,639,842
Verbund AG	122,316	2,041,262
Wienerberger AG	40,268	684,002
Zumtobel Group AG	34,117	659,076

Total Austria		13,639,473
Belgium – 1.4%
Cie d’Entreprises CFE(a)	24,785	2,725,454
Econocom Group S.A./N.V.	80,073	1,203,113
Euronav N.V.	670,271	5,131,143
Exmar N.V.	90,607	713,787
Ion Beam Applications	31,343	1,592,092
Ontex Group N.V.	34,457	1,093,531
Rezidor Hotel Group AB	123,386	537,187
Warehouses De Pauw CVA	34,036	3,378,975

Total Belgium		16,375,282
China – 1.7%
China South City Holdings Ltd.(a)	18,590,000	4,122,616
China Travel International Investment Hong Kong Ltd.(a)	8,424,000	2,432,940
CITIC Telecom International Holdings Ltd.	4,628,822	1,724,779
CPMC Holdings Ltd.(a)	924,109	464,679
Dah Chong Hong Holdings Ltd.	2,041,501	823,870
Guotai Junan International Holdings Ltd.(a)	7,350,000	2,786,119
Shenwan Hongyuan HK Ltd.	995,000	519,569
Shougang Fushan Resources Group Ltd.(a)	8,364,000	1,887,196
Sinotruk Hong Kong Ltd.	1,436,500	764,928
Yuexiu Property Co., Ltd.	23,638,000	3,718,224

Total China		19,244,920
Denmark – 1.2%
Alm Brand A/S	150,145	1,144,337
FLSmidth & Co. A/S(a)	25,204	947,915
Matas A/S	41,099	769,139
NKT Holding A/S	19,152	1,235,380
Per Aarsleff Holding A/S	22,223	533,276
Schouw & Co. AB	22,198	1,448,945
SimCorp A/S	28,599	1,661,741
Spar Nord Bank A/S	274,031	2,646,863
Sydbank A/S	125,330	3,809,486

Total Denmark		14,197,082
Finland – 2.9%
Aktia Bank Oyj	73,523	746,931
Cargotec Oyj Class B	38,232	1,755,125
Caverion Corp.(a)	197,209	1,518,121
Citycon Oyj	412,416	1,050,230
Cramo Oyj	48,778	1,260,785
F-Secure Oyj	172,593	653,645
HKScan Oyj Class A	150,173	555,235
Kemira Oyj	197,860	$2,679,379
Konecranes Oyj	92,993	3,296,105
Lassila & Tikanoja Oyj	67,745	1,313,274
Metsa Board Oyj(a)	389,887	2,309,077
Oriola-KD Oyj Class B	94,235	428,900
PKC Group Oyj(a)	33,552	648,539
Raisio Oyj Class V	182,572	804,284
Ramirent Oyj	169,347	1,366,441
Sanoma Oyj	272,579	2,597,630
Suominen Oyj(a)	91,266	396,926
Technopolis Oyj(a)	86,454	316,732
Tieto Oyj	111,353	3,516,392
Tikkurila Oyj	63,782	1,372,638
Uponor Oyj	65,830	1,219,186
Valmet Oyj	149,522	2,249,960
YIT Oyj	136,800	1,102,286

Total Finland		33,157,821
France – 2.2%
Albioma S.A.	27,681	478,751
Alten S.A.	28,760	2,011,627
Bourbon Corp.(a)	162,649	1,895,480
Coface S.A.	336,580	2,439,704
Derichebourg S.A.	93,586	298,057
Gaztransport Et Technigaz S.A.(a)	110,884	3,204,383
IPSOS	32,048	1,046,972
Jacquet Metal Service	35,176	632,493
Metropole Television S.A.	198,003	3,573,604
Neopost S.A.	148,112	3,999,752
Rallye S.A.	193,236	3,170,516
Tarkett S.A.	51,085	2,065,013

Total France		24,816,352
Germany – 4.2%
Aareal Bank AG	110,126	3,637,295
alstria office REIT-AG*	169,541	2,328,279
AURELIUS Equity Opportunities SE & Co. KGaA	43,836	2,767,590
Aurubis AG	45,302	2,539,156
BayWa AG	21,403	695,844
Bechtle AG	16,169	1,871,584
Bertrandt AG	6,615	721,166
Borussia Dortmund GmbH & Co. KGaA	166,031	905,314
Capital Stage AG(a)	99,544	739,221
Comdirect Bank AG	73,097	747,532
CompuGroup Medical SE	33,062	1,524,659
CropEnergies AG	90,008	508,891
Deutz AG	23,244	117,312
Drillisch AG(a)	86,369	4,194,512
Elmos Semiconductor AG	41,527	622,318
ElringKlinger AG	56,481	1,002,244
Gerry Weber International AG(a)	38,820	495,809
Grammer AG	17,716	1,073,705
Hamburger Hafen und Logistik AG	94,552	1,438,196
Indus Holding AG	25,874	1,473,923
Jenoptik AG	44,002	804,543

See Notes to Financial Statements.

120	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
Leoni AG	41,465	$1,510,719
MLP AG	153,666	648,105
Nemetschek SE	7,264	445,307
NORMA Group SE	22,205	1,142,892
Pfeiffer Vacuum Technology AG	12,899	1,226,353
RHOEN-KLINIKUM AG	78,824	2,397,040
SHW AG	12,148	447,715
Sixt SE	39,092	2,203,169
Takkt AG	51,253	1,149,659
TLG Immobilien AG	69,816	1,576,638
VTG AG	25,240	716,209
Wacker Neuson SE	79,010	1,151,625
Wuestenrot & Wuerttembergische AG	101,275	2,033,267
Zeal Network SE	27,203	961,908

Total Germany		47,819,699
Hong Kong – 1.2%
Chong Hing Bank Ltd.	275,428	553,985
Chu Kong Shipping Enterprises Group Co., Ltd.	2,010,000	567,551
Dah Sing Financial Holdings Ltd.	343,429	2,253,823
Fountain SET Holdings Ltd.	3,989,000	540,031
Hongkong & Shanghai Hotels Ltd. (The)	698,370	693,332
Lai Sun Development Co., Ltd.	31,496,728	629,451
Melco International Development Ltd.	369,745	485,305
Television Broadcasts Ltd.	1,515,200	5,782,647
Tradelink Electronic Commerce Ltd.	2,734,000	546,380
Vitasoy International Holdings Ltd.	602,364	1,214,677

Total Hong Kong		13,267,182
Ireland – 0.6%
C&C Group PLC	315,400	1,307,908
Greencore Group PLC	338,017	1,473,127
Irish Continental Group PLC	312,841	1,536,364
Origin Enterprises PLC	123,520	780,677
UDG Healthcare PLC	197,575	1,645,126

Total Ireland		6,743,202
Israel – 2.7%
Africa Israel Properties Ltd.	95,949	1,608,484
Amot Investments Ltd.	285,714	1,273,952
Avgol Industries 1953 Ltd.	367,776	451,768
B Communications Ltd.	128,026	2,999,250
Delek Automotive Systems Ltd.	167,059	1,460,392
Delek Group Ltd.	21,093	4,381,516
Direct Insurance Financial Investments Ltd.	77,648	618,767
El Al Israel Airlines	1,353,461	1,238,355
First International Bank of Israel Ltd.	86,522	1,104,556
Gazit-Globe Ltd.	349,156	3,570,565
Harel Insurance Investments & Financial Services Ltd.	275,217	993,894
Industrial Buildings Corp., Ltd.	837,296	1,004,639
Inrom Construction Industries Ltd.	372,782	1,283,639
Matrix IT Ltd.	171,025	1,231,602
Maytronics Ltd.	194,287	681,436
Melisron Ltd.	49,776	2,206,164
Migdal Insurance & Financial Holding Ltd.*	708,713	$460,689
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,133	328,389
Sella Capital Real Estate Ltd.	792,772	1,442,883
Shikun & Binui Ltd.	592,030	1,080,994
Shufersal Ltd.	158,071	608,338
Strauss Group Ltd.	30,901	488,457

Total Israel		30,518,729
Italy – 4.5%
Anima Holding SpA(b)	561,186	2,743,375
Ansaldo STS SpA	108,110	1,263,538
Ascopiave SpA	642,255	1,941,551
Astaldi SpA(a)	191,396	722,275
ASTM SpA	51,270	559,463
Autogrill SpA	107,920	914,455
Banca IFIS SpA	70,864	1,598,314
Banca Popolare di Sondrio SCARL	560,674	1,568,913
Banco Popolare SC(a)	707,045	1,665,434
BasicNet SpA	145,251	527,243
Biesse SpA	43,145	683,173
Cairo Communication SpA	180,952	689,776
Cementir Holding SpA	67,775	319,895
Cerved Information Solutions SpA	127,021	1,074,879
CIR-Compagnie Industriali Riunite SpA	564,658	578,087
Cofide SpA	1,178,049	445,490
Credito Emiliano SpA	246,885	1,340,635
Credito Valtellinese SC	3,075,944	1,068,135
Datalogic SpA	47,504	1,014,315
ERG SpA	184,336	2,115,071
Esprinet SpA	55,400	308,055
Geox SpA	169,001	400,738
Immobiliare Grande Distribuzione SIIQ SpA	1,220,513	919,666
Industria Macchine Automatiche SpA	52,848	3,509,984
Interpump Group SpA	88,322	1,505,718
Iren SpA	1,596,053	2,747,863
La Doria SpA	30,072	291,988
Maire Tecnimont SpA	194,569	481,482
MARR SpA	107,042	2,146,041
OVS SpA(b)	176,821	1,022,370
Piaggio & C. SpA(a)	425,889	796,414
RAI Way SpA(b)	179,912	727,866
Salini Impregilo SpA(a)	107,071	308,517
Saras SpA	3,423,305	5,443,661
Societa Cattolica di Assicurazioni SCRL(a)	372,259	2,083,357
Societa Iniziative Autostradali e Servizi SpA	244,220	2,332,863
Tod’s SpA(a)	43,527	2,298,546
TREVI – Finanziaria Industriale SpA*(a)	330,880	455,136
Zignago Vetro SpA	110,532	635,985

Total Italy		51,250,267
Japan – 26.5%
Accordia Golf Co., Ltd.	70,400	715,367
Adastria Co., Ltd.	29,600	676,095
ADEKA Corp.	71,501	981,449

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	121

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
Aderans Co., Ltd.	77,500	$345,924
Advantest Corp.(a)	54,600	733,284
Aeon Delight Co., Ltd.	39,300	1,193,379
Ai Holdings Corp.	34,100	816,595
Aica Kogyo Co., Ltd.	35,300	931,085
Aichi Steel Corp.	20,394	1,027,101
Akita Bank Ltd. (The)	232,000	685,015
Alinco, Inc.	46,400	427,504
Alpen Co., Ltd.(a)	40,100	721,495
Alpine Electronics, Inc.	55,000	720,190
Amano Corp.	71,000	1,127,418
Aoyama Trading Co., Ltd.	40,601	1,395,265
Arcs Co., Ltd.	37,500	932,084
Ariake Japan Co., Ltd.	26,900	1,442,423
Asahi Broadcasting Corp.	89,200	582,247
Asahi Holdings, Inc.	22,400	380,688
ASKUL Corp.(a)	25,188	948,918
Autobacs Seven Co., Ltd.(a)	60,903	869,055
Awa Bank Ltd. (The)	76,000	465,314
Azbil Corp.	67,600	2,029,368
Bando Chemical Industries Ltd.	71,000	701,131
Bank of Saga Ltd. (The)	171,000	418,782
Belluna Co., Ltd.	148,400	912,983
Benesse Holdings, Inc.(a)	79,300	2,015,684
Calsonic Kansei Corp.	132,000	1,213,568
Capcom Co., Ltd.	41,600	1,016,738
Central Glass Co., Ltd.	229,000	895,512
Chiyoda Co., Ltd.	31,100	759,802
Chiyoda Integre Co., Ltd.	32,100	648,879
Chugoku Bank Ltd. (The)	83,100	1,005,258
Citizen Holdings Co., Ltd.	152,507	792,166
CKD Corp.	51,200	612,287
COMSYS Holdings Corp.(a)	80,000	1,411,741
CONEXIO Corp.	63,900	880,270
Cosmo Energy Holdings Co., Ltd.	45,000	561,250
Daido Steel Co., Ltd.	125,911	573,199
Daifuku Co., Ltd.	61,500	1,116,249
Daiichikosho Co., Ltd.	43,901	1,783,959
Daikyonishikawa Corp.(a)	24,500	300,247
Daio Paper Corp.(a)	48,800	573,948
Daishi Bank Ltd. (The)	200,907	765,813
Daiwabo Holdings Co., Ltd.	465,000	1,092,875
DCM Holdings Co., Ltd.(a)	120,700	1,033,397
Denka Co., Ltd.	392,000	1,683,899
Denyo Co., Ltd.	48,200	498,826
Dexerials Corp.	111,400	916,370
DIC Corp.	66,400	2,039,244
DMG Mori Co., Ltd.	61,500	632,825
Doshisha Co., Ltd.	36,200	756,781
Doutor Nichires Holdings Co., Ltd.	36,400	666,426
Dowa Holdings Co., Ltd.	172,000	1,194,055
Dynam Japan Holdings Co., Ltd.	1,273,736	1,819,635
Eagle Industry Co., Ltd.	56,600	684,130
Earth Chemical Co., Ltd.	27,500	1,294,006
Ebara Corp.	62,800	$1,843,721
EDION Corp.(a)	108,500	904,301
Eighteenth Bank Ltd. (The)	217,393	639,738
Endo Lighting Corp.	53,200	421,859
Enplas Corp.	20,300	613,420
Exedy Corp.	17,570	443,132
Fancl Corp.	49,300	835,907
FIDEA Holdings Co., Ltd.(a)	638,200	995,760
Fields Corp.	28,297	352,088
Financial Products Group Co., Ltd.(a)	35,200	323,618
Foster Electric Co., Ltd.	31,685	574,470
France Bed Holdings Co., Ltd.	117,800	1,022,527
Fudo Tetra Corp.(a)	350,000	587,567
Fuji Corp., Ltd.	131,900	893,531
Fuji Oil Holdings, Inc.	46,600	950,269
Fujikura Ltd.	141,000	761,635
Fujimi, Inc.	50,341	754,133
Fujimori Kogyo Co., Ltd.	31,000	727,359
Fujitec Co., Ltd.(a)	56,900	672,023
Fujitsu General Ltd.	41,000	882,635
Fukuyama Transporting Co., Ltd.(a)	80,000	464,524
Funai Soken Holdings, Inc.(a)	101,700	1,513,474
Furukawa Co., Ltd.	281,164	435,913
Fuso Pharmaceutical Industries Ltd.	28,700	789,877
Geo Holdings Corp.(a)	104,800	1,347,451
Glory Ltd.	18,377	601,587
GMO Click Holdings, Inc.(a)	72,700	520,491
GMO Internet, Inc.(a)	65,688	874,413
Godo Steel Ltd.	31,600	559,510
GS Yuasa Corp.	148,000	605,066
Gunma Bank Ltd. (The)	396,500	1,785,454
Gunze Ltd.	262,000	840,863
H2O Retailing Corp.	66,200	934,834
Hachijuni Bank Ltd. (The)	405,700	2,095,305
Hanwa Co., Ltd.	241,000	1,451,736
Happinet Corp.(a)	111,700	1,172,538
Heiwa Corp.(a)	70,919	1,568,741
Heiwado Co., Ltd.	57,700	1,119,072
Hiroshima Bank Ltd. (The)	449,000	1,844,507
Hitachi Koki Co., Ltd.	97,800	705,987
Hitachi Kokusai Electric, Inc.	59,900	1,096,082
Hitachi Transport System Ltd.	33,631	667,207
Hokuetsu Bank Ltd. (The)	36,400	765,275
Hokuetsu Industries Co., Ltd.	147,100	974,711
Hokuetsu Kishu Paper Co., Ltd.(a)	191,000	1,144,887
Hokuhoku Financial Group, Inc.	144,100	1,922,472
Horiba Ltd.	25,200	1,230,573
Hosokawa Micron Corp.	126,000	706,740
Hyakugo Bank Ltd. (The)	185,000	664,988
Hyakujushi Bank Ltd. (The)	230,000	697,279
Ibiden Co., Ltd.	75,300	1,002,364
IBJ Leasing Co., Ltd.	43,800	876,735
Ichiyoshi Securities Co., Ltd.	121,800	917,725
Idec Corp.	59,000	544,176

See Notes to Financial Statements.

122	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
IDOM, Inc.(a)	62,940	$351,169
Iino Kaiun Kaisha Ltd.	175,900	630,541
Imasen Electric Industrial	82,400	708,738
Inaba Denki Sangyo Co., Ltd.	30,900	1,107,658
Inabata & Co., Ltd.	52,900	539,108
Internet Initiative Japan, Inc.	17,400	325,267
Itochu Enex Co., Ltd.	151,501	1,156,473
Iwatani Corp.	95,000	583,518
Iyo Bank Ltd. (The)	173,000	1,038,700
J-Oil Mills, Inc.	20,700	733,847
Japan Aviation Electronics Industry Ltd.(a)	38,000	589,147
Japan Radio Co., Ltd.	37,000	525,414
Japan Steel Works Ltd. (The)	24,800	558,866
Japan Wool Textile Co., Ltd. (The)	78,200	552,918
Juroku Bank Ltd. (The)	197,969	561,073
K’s Holdings Corp.(a)	61,201	1,006,267
kabu.com Securities Co., Ltd.	460,901	1,538,385
Kadokawa Dwango*	28,400	411,423
Kaga Electronics Co., Ltd.	50,100	616,448
Kandenko Co., Ltd.(a)	143,000	1,314,699
Kasai Kogyo Co., Ltd.	40,500	419,138
Kato Sangyo Co., Ltd.	37,700	887,541
Kato Works Co., Ltd.(a)	39,800	827,324
Kawasaki Kisen Kaisha Ltd.(a)	542,000	1,386,244
Keihin Corp.	25,600	402,208
Kintetsu World Express, Inc.	51,100	657,515
Kitagawa Iron Works Co., Ltd.	40,500	663,502
Kitano Construction Corp.	224,000	581,761
Kito Corp.	60,100	575,688
Kiyo Bank Ltd. (The)	41,750	649,761
Koa Corp.	71,800	611,185
Kobe Bussan Co., Ltd.	11,500	317,183
Kohnan Shoji Co., Ltd.(a)	59,000	1,140,206
Kokuyo Co., Ltd.	104,900	1,516,552
Konoike Transport Co., Ltd.	40,100	543,299
Kurabo Industries Ltd.	298,955	563,871
Kuroda Electric Co., Ltd.	35,000	667,407
KYB Corp.	132,798	588,815
Kyoei Steel Ltd.	32,200	606,383
KYORIN Holdings, Inc.	40,690	915,741
Kyosan Electric Manufacturing Co., Ltd.	237,000	896,371
Kyowa Exeo Corp.	75,100	1,062,739
Kyudenko Corp.(a)	28,200	1,030,366
Lintec Corp.	43,430	861,609
Macnica Fuji Electronics Holdings, Inc.	49,200	559,218
Maeda Road Construction Co., Ltd.	51,000	907,036
Mandom Corp.	22,330	1,017,656
Marubun Corp.	99,000	570,938
Maruha Nichiro Corp.	39,000	1,054,096
Marusan Securities Co., Ltd.	87,283	717,123
Matsui Securities Co., Ltd.(a)	232,140	1,884,354
Max Co., Ltd.	58,547	703,616
MegaChips Corp.(a)	34,600	705,906
Megmilk Snow Brand Co., Ltd.	37,300	1,357,335
Meidensha Corp.	98,000	$320,328
Meitec Corp.	36,900	1,291,764
Micronics Japan Co., Ltd.(a)	45,400	603,899
Minato Bank Ltd. (The)	28,622	455,621
Ministop Co., Ltd.	35,400	610,013
Miraca Holdings, Inc.	25,800	1,276,433
Miroku Jyoho Service Co., Ltd.	10,300	200,375
Mitsubishi Shokuhin Co., Ltd.	31,400	1,015,504
Mitsubishi Steel Manufacturing Co., Ltd.	397,000	654,708
Mitsui Engineering & Shipbuilding Co., Ltd.	449,000	625,181
Mitsui Matsushima Co., Ltd.	51,300	591,699
Mitsui Mining & Smelting Co., Ltd.	387,642	803,879
Miyazaki Bank Ltd. (The)	172,646	455,206
Mochida Pharmaceutical Co., Ltd.	15,200	1,185,800
Morinaga Milk Industry Co., Ltd.	226,000	1,801,037
Musashino Bank Ltd. (The)	19,045	477,700
Nachi-Fujikoshi Corp.	266,000	966,652
Nagaileben Co., Ltd.	32,000	707,530
Nagase & Co., Ltd.	85,100	1,014,326
NDS Co., Ltd.	13,644	332,402
NEC Networks & System Integration Corp.	27,801	470,831
NHK Spring Co., Ltd.	119,800	1,151,093
Nichias Corp.	131,000	1,152,629
Nichiha Corp.	54,601	1,210,480
Nichireki Co., Ltd.	101,600	734,422
Nihon Nohyaku Co., Ltd.(a)	120,900	607,694
Nihon Parkerizing Co., Ltd.	57,901	836,510
Nihon Unisys Ltd.	66,000	842,068
Nikkon Holdings Co., Ltd.	52,100	1,124,679
Nippo Corp.	45,000	850,096
Nippon Denko Co., Ltd.	310,700	521,592
Nippon Electric Glass Co., Ltd.	289,000	1,484,027
Nippon Flour Mills Co., Ltd.	112,597	1,721,228
Nippon Kayaku Co., Ltd.	84,699	907,504
Nippon Koei Co., Ltd.	166,000	762,257
Nippon Light Metal Holdings Co., Ltd.(a)	445,000	953,587
Nippon Paper Industries Co., Ltd.(a)	62,538	1,136,942
Nippon Steel & Sumikin Bussan Corp.	27,774	977,760
Nippon Thompson Co., Ltd.	116,600	428,334
Nipro Corp.	181,691	2,294,799
Nishi-Nippon City Bank Ltd. (The)	519,033	1,099,418
Nishi-Nippon Railroad Co., Ltd.	228,001	1,089,740
Nishimatsu Construction Co., Ltd.	193,000	893,863
Nishio Rent All Co., Ltd.	17,300	505,171
Nisshin Steel Co., Ltd.	73,600	990,636
Nisshinbo Holdings, Inc.	93,200	916,676
Nissin Electric Co., Ltd.	24,000	396,741
Nitta Corp.	22,000	547,474
Noevir Holdings Co., Ltd.	30,500	927,665
NOF Corp.	93,000	939,505
Noritake Co., Ltd.	26,100	601,822
North Pacific Bank Ltd.	478,700	1,682,884
NS Solutions Corp.	70,800	1,229,116
NS United Kaiun Kaisha Ltd.	467,000	641,021

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	123

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
NSD Co., Ltd.	75,200	$1,201,537
NTN Corp.	407,000	1,402,686
Obara Group, Inc.	12,500	488,816
Ogaki Kyoritsu Bank Ltd. (The)	252,000	833,654
Ohsho Food Service Corp.	22,000	861,403
Oita Bank Ltd. (The)(a)	279,000	1,008,384
Okamura Corp.	56,200	541,105
Okasan Securities Group, Inc.	299,000	1,520,614
Oki Electric Industry Co., Ltd.	26,200	349,799
OKUMA Corp.(a)	86,000	651,380
Okumura Corp.	163,000	920,713
Okuwa Co., Ltd.	69,000	644,586
Onoken Co., Ltd.(a)	63,000	774,552
Onward Holdings Co., Ltd.	169,000	1,213,282
OSG Corp.(a)	39,900	789,213
Paltac Corp.	75,676	1,762,896
PanaHome Corp.	117,000	926,618
Paramount Bed Holdings Co., Ltd.	20,300	763,768
Plenus Co., Ltd.(a)	44,500	811,208
Press Kogyo Co., Ltd.	121,500	513,524
Raysum Co., Ltd.(a)	62,500	392,534
Relo Group, Inc.	8,199	1,357,796
Rengo Co., Ltd.	229,000	1,397,541
Resorttrust, Inc.(a)	45,300	916,155
Riken Corp.	14,700	503,718
Riso Kagaku Corp.	37,000	601,778
Rohto Pharmaceutical Co., Ltd.	41,300	707,604
Roland DG Corp.	33,100	739,696
Round One Corp.	106,500	720,412
Ryobi Ltd.	209,000	920,496
Ryoden Corp.	52,001	324,541
Ryosan Co., Ltd.	30,586	924,240
Sac’s Bar Holdings, Inc.	44,700	478,936
Saibu Gas Co., Ltd.	377,000	927,003
Saizeriya Co., Ltd.	40,001	906,160
San-Ai Oil Co., Ltd.	80,400	544,654
San-In Godo Bank Ltd. (The)	79,587	539,147
Sanden Holdings Corp.	138,000	408,828
Sangetsu Corp.	56,000	1,078,359
Sanko Metal Industrial Co., Ltd.	12,500	361,922
Sankyu, Inc.	263,000	1,498,553
Sanoh Industrial Co., Ltd.	154,400	946,846
Sanrio Co., Ltd.(a)	59,773	1,089,036
Sanshin Electronics Co., Ltd.	51,000	438,157
Sanwa Holdings Corp.	189,000	1,812,265
Sanyo Chemical Industries Ltd.	18,000	762,554
Sanyo Denki Co., Ltd.	119,000	648,674
Sapporo Holdings Ltd.	49,500	1,365,753
Sato Holdings Corp.	18,900	410,233
SBI Holdings, Inc.	203,900	2,408,181
Seiko Holdings Corp.(a)	210,000	657,384
Seino Holdings Co., Ltd.	82,083	856,779
Senko Co., Ltd.	157,400	1,091,145
Shibusawa Warehouse Co., Ltd. (The)	239,000	677,361
Shiga Bank Ltd. (The)	133,000	$643,559
Shinmaywa Industries Ltd.	95,000	623,858
Shinsho Corp.(a)	61,468	1,069,537
Ship Healthcare Holdings, Inc.	44,000	1,342,616
Shoei Co., Ltd.	29,500	520,871
SKY Perfect JSAT Holdings, Inc.	148,701	725,407
Skylark Co., Ltd.	101,700	1,365,842
St. Marc Holdings Co., Ltd.(a)	17,100	466,740
Star Micronics Co., Ltd.	38,300	475,417
Starts Corp., Inc.	39,400	725,631
Sumco Corp.	177,300	1,437,449
Sumitomo Bakelite Co., Ltd.	275,000	1,428,430
Sumitomo Forestry Co., Ltd.	81,100	1,077,169
Sumitomo Osaka Cement Co., Ltd.	311,000	1,437,298
Sumitomo Riko Co., Ltd.	61,950	578,114
Sumitomo Seika Chemicals Co., Ltd.	12,200	429,497
Sumitomo Warehouse Co., Ltd. (The)	64,000	338,123
T-Gaia Corp.	64,700	920,041
Tabuchi Electric Co., Ltd.	145,100	481,446
Taiho Kogyo Co., Ltd.	40,400	442,439
Taikisha Ltd.	14,300	351,904
Taiyo Holdings Co., Ltd.	30,559	1,044,133
Taiyo Yuden Co., Ltd.	45,500	443,924
Takara Standard Co., Ltd.	28,000	517,612
Takasago Thermal Engineering Co., Ltd.	98,301	1,452,212
Takiron Co., Ltd.	122,000	554,190
Tamron Co., Ltd.	36,500	587,157
TASAKI & Co., Ltd.(a)	26,900	395,272
Tatsuta Electric Wire and Cable Co., Ltd.	277,100	971,417
TechnoPro Holdings, Inc.	31,800	1,194,875
TIS, Inc.	47,400	1,221,218
Toagosei Co., Ltd.	106,300	1,146,295
Tocalo Co., Ltd.	38,600	838,973
Toda Corp.	148,000	774,601
Toei Co., Ltd.(a)	67,000	540,552
Toho Bank Ltd. (The)	102,072	356,821
Toho Holdings Co., Ltd.(a)	42,700	900,257
TOKAI Holdings Corp.(a)	166,000	1,062,243
Tokai Rika Co., Ltd.	57,322	1,110,608
Tokai Tokyo Financial Holdings, Inc.(a)	396,900	1,900,918
Tokyo Seimitsu Co., Ltd.	33,400	884,268
Tokyo Tekko Co., Ltd.	151,000	599,437
TOMONY Holdings, Inc.	181,690	839,687
Topcon Corp.(a)	47,500	670,296
Toppan Forms Co., Ltd.	85,100	887,430
Topy Industries Ltd.	18,100	370,347
Toshiba Plant Systems & Services Corp.(a)	39,200	629,817
Towa Bank Ltd. (The)	772,000	678,497
Toyo Ink SC Holdings Co., Ltd.	279,001	1,242,576
Toyo Kohan Co., Ltd.	180,300	502,095
Toyo Tire & Rubber Co., Ltd.	99,600	1,386,817
Toyobo Co., Ltd.	838,694	1,399,687
TPR Co., Ltd.	20,000	557,152
Transcosmos, Inc.(a)	31,700	832,687

See Notes to Financial Statements.

124	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
TS Tech Co., Ltd.	25,733	$645,199
Tsubaki Nakashima Co., Ltd.	31,600	474,632
Tsubakimoto Chain Co.	99,000	758,643
Tsumura & Co.(a)	59,401	1,680,579
UACJ Corp.	218,312	648,910
Ube Industries Ltd.	344,772	653,693
UKC Holdings Corp.	26,300	428,789
Union Tool Co.	15,100	399,625
United Arrows Ltd.	16,058	388,982
Unizo Holdings Co., Ltd.(a)	23,100	642,142
Valor Holdings Co., Ltd.	50,300	1,409,682
Vital KSK Holdings, Inc.	92,000	970,286
VT Holdings Co., Ltd.	107,700	567,934
Wacoal Holdings Corp.	59,536	667,880
Wacom Co., Ltd.	122,100	367,753
Wowow, Inc.	20,200	553,947
Xebio Holdings Co., Ltd.	32,500	483,657
YAMABIKO Corp.	73,600	657,759
Yamanashi Chuo Bank Ltd. (The)	169,000	724,298
Yamato Kogyo Co., Ltd.	18,900	555,064
Yamazen Corp.	89,600	680,417
Yorozu Corp.	25,600	372,883
Yuasa Trading Co., Ltd.	19,248	438,884
Zenrin Co., Ltd.	44,000	775,589
Zeon Corp.	53,000	466,854

Total Japan		302,964,834
Netherlands – 1.6%
Accell Group	44,987	1,144,344
Arcadis N.V.	124,701	1,795,181
BE Semiconductor Industries N.V.	75,389	2,575,554
Beter Bed Holding N.V.	35,720	799,230
BinckBank N.V.(a)	236,732	1,350,682
Brunel International N.V.	139,657	2,444,442
Corbion N.V.	67,296	1,813,163
Flow Traders(b)	82,189	2,501,217
IMCD Group N.V.	16,998	746,807
Refresco Group N.V.(b)	59,589	991,099
TKH Group N.V. CVA	43,718	1,708,997

Total Netherlands		17,870,716
New Zealand – 3.7%
Air New Zealand Ltd.	2,392,316	3,235,826
EBOS Group Ltd.	256,371	3,514,261
Fonterra Co-operative Group Ltd.	215,937	934,324
Freightways Ltd.	247,893	1,184,359
Genesis Energy Ltd.	3,699,636	5,622,882
Heartland Bank Ltd.(a)	1,258,152	1,381,541
Infratil Ltd.	1,069,207	2,519,188
Kathmandu Holdings Ltd.	735,806	1,086,208
Kiwi Property Group Ltd.	2,334,994	2,547,011
Mainfreight Ltd.	82,750	1,068,120
New Zealand Refining Co., Ltd. (The)(a)	326,661	581,992
Restaurant Brands New Zealand Ltd.	284,611	1,185,933
Skellerup Holdings Ltd.(a)	633,333	630,967
SKY Network Television Ltd.	357,051	$1,277,465
SKYCITY Entertainment Group Ltd.	1,039,148	3,460,960
Trade Me Group Ltd.	938,226	3,834,401
TrustPower Ltd.	635,733	3,559,748
Z Energy Ltd.(a)	783,905	4,788,466

Total New Zealand		42,413,652
Norway – 3.2%
ABG Sundal Collier Holding ASA	1,983,196	1,263,024
AF Gruppen ASA	56,921	1,125,273
Aker ASA Class A	168,352	5,792,675
Atea ASA*	126,833	1,285,421
Austevoll Seafood ASA	583,247	4,907,644
Borregaard ASA	126,627	1,136,780
Entra ASA(b)	245,033	2,743,948
Kongsberg Gruppen ASA	67,479	1,046,932
Norway Royal Salmon ASA	32,618	575,446
Ocean Yield ASA(a)	406,747	3,346,173
Protector Forsikring ASA	129,239	1,228,953
Selvaag Bolig ASA	230,272	1,163,994
SpareBank 1 Nord Norge	83,023	430,058
SpareBank 1 SMN	115,607	806,412
SpareBank 1 SR-Bank ASA	287,464	1,640,123
Sparebanken Vest	101,017	504,308
TGS Nopec Geophysical Co. ASA	77,324	1,393,173
Tomra Systems ASA	144,412	1,675,890
Veidekke ASA	192,628	2,964,509
XXL ASA(b)	104,984	1,438,353

Total Norway		36,469,089
Portugal – 1.2%
Altri, SGPS, S.A.(a)	604,303	2,113,408
CTT-Correios de Portugal S.A.	315,239	2,123,822
Mota-Engil, SGPS, S.A.(a)	341,391	655,667
Navigator Co. S.A. (The)	1,869,718	5,379,044
Pharol, SGPS, S.A.	5,143,451	1,387,251
REN – Redes Energeticas Nacionais, SGPS, S.A.(a)	412,267	1,205,985
Semapa-Sociedade de Investimento e Gestao	95,510	1,221,999
Sonae Capital SGPS S.A.	289,820	221,150

Total Portugal		14,308,326
Singapore – 2.8%
Accordia Golf Trust	4,508,100	2,231,814
Asian Pay Television Trust	4,597,917	1,719,856
Boustead Singapore Ltd.	1,016,300	603,765
China Aviation Oil Singapore Corp., Ltd.(a)	490,400	481,966
Chip Eng Seng Corp., Ltd.	759,660	353,797
CWT Ltd.	656,576	963,110
First Resources Ltd.(a)	616,794	827,851
Ho Bee Land Ltd.	503,600	797,811
Indofood Agri Resources Ltd.	1,099,400	362,852
Keppel Infrastructure Trust	4,506,288	1,669,057
M1 Ltd.(a)	2,084,100	3,668,517
OUE Ltd.(a)	1,263,900	1,617,592
Pacc Offshore Services Holdings Ltd.(a)	1,743,493	402,802

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	125

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
Raffles Medical Group Ltd.(a)	1,105,100	$1,240,092
RHT Health Trust	1,584,139	1,214,144
Riverstone Holdings Ltd.	573,500	378,562
Sembcorp Marine Ltd.(a)	2,787,200	2,667,715
Sheng Siong Group Ltd.	1,781,800	1,385,242
Sinarmas Land Ltd.(a)	1,021,100	366,965
SMRT Corp., Ltd.(a)	1,036,300	1,276,896
Super Group Ltd.(a)	1,149,833	670,444
UMS Holdings Ltd.	2,218,368	1,000,621
United Engineers Ltd.	847,789	1,535,838
Venture Corp., Ltd.	604,144	3,996,757
Yanlord Land Group Ltd.	1,094,200	1,123,532

Total Singapore		32,557,598
Spain – 1.2%
Applus Services S.A.	73,952	752,038
Cie Automotive S.A.	89,205	1,756,355
Duro Felguera S.A.*(a)	167,466	223,956
Ence Energia y Celulosa S.A.	594,282	1,295,637
Faes Farma S.A.	287,574	1,110,109
Obrascon Huarte Lain S.A.(a)	314,365	1,261,575
Papeles y Cartones de Europa S.A.	105,551	568,181
Pescanova S.A.*†	7,082	0
Sacyr S.A.*	795,728	1,679,381
Saeta Yield S.A.	172,741	1,718,018
Tecnicas Reunidas S.A.(a)	98,982	3,859,332

Total Spain		14,224,582
Sweden – 5.7%
Acando AB	531,569	1,371,207
AddTech AB Class B	48,825	765,081
AF AB Class B	87,064	1,697,095
Alimak Group AB(b)	46,034	474,181
Atrium Ljungberg AB Class B	153,283	2,676,557
Avanza Bank Holding AB(a)	29,877	1,182,191
Betsson AB*	186,056	2,058,747
Bilia AB Class A	102,023	2,518,601
Bravida Holding AB(b)	122,709	816,399
Bulten AB	40,852	464,910
Byggmax Group AB	68,421	517,107
Clas Ohlson AB Class B	85,979	1,339,753
Com Hem Holding AB	151,729	1,404,406
Coor Service Management Holding AB(b)	154,772	1,056,816
Duni AB	87,517	1,333,073
Dustin Group AB(b)	76,794	551,256
Eltel AB(b)	43,235	432,733
Evolution Gaming Group AB(b)	11,490	374,846
Granges AB	70,544	720,475
Hemfosa Fastigheter AB	164,061	1,780,899
HIQ International AB*	135,917	967,731
Holmen AB Class B	79,528	2,836,772
Indutrade AB	103,125	2,214,791
Inwido AB	39,923	540,545
ITAB Shop Concept AB Class B	62,829	579,346
JM AB	89,118	2,438,226
KNOW IT AB	111,326	$1,039,531
Kungsleden AB	161,808	1,185,126
Loomis AB Class B	70,910	2,193,332
Mekonomen AB	36,067	703,036
Modern Times Group MTG AB Class B	101,889	2,612,813
MQ Holding AB	131,586	520,667
Munksjo Oyj*	32,376	433,699
Mycronic AB	204,000	2,547,797
NetEnt AB*	144,116	1,320,483
Nobia AB	166,903	1,586,741
Nobina AB(b)	167,408	1,064,936
Nolato AB Class B	42,683	1,310,273
Nordnet AB Class B	343,810	1,131,667
Peab AB	345,135	2,981,067
Platzer Fastigheter Holding AB Class B	123,353	817,084
Ratos AB Class B	613,011	2,915,011
Rottneros AB	550,316	423,943
Scandi Standard AB	93,359	694,684
SkiStar AB	60,309	974,951
Sweco AB Class B	107,732	2,223,197
Thule Group AB(b)	42,349	724,155
Wihlborgs Fastigheter AB	106,365	2,265,753

Total Sweden		64,783,690
Switzerland – 1.3%
Ascom Holding AG Registered Shares	41,831	755,150
Cembra Money Bank AG*	53,736	4,223,936
EFG International AG*(a)	331,732	1,632,310
GAM Holding AG*	302,778	2,898,473
Gategroup Holding AG*	20,672	1,125,082
Implenia AG Registered Shares	19,896	1,410,001
Kudelski S.A. Bearer Shares*	48,753	910,284
Tecan Group AG Registered Shares	6,332	1,113,032
Valiant Holding AG Registered Shares	14,601	1,345,780

Total Switzerland		15,414,048
United Arab Emirates – 0.0%
Gulf Marine Services PLC	639,733	417,584
United Kingdom – 15.4%
A.G. Barr PLC	67,125	447,312
Abcam PLC	123,881	1,351,740
Acacia Mining PLC	231,502	1,496,087
Assura PLC	1,433,847	1,085,877
AVEVA Group PLC	44,626	1,157,065
BCA Marketplace PLC	177,079	414,046
BGEO Group PLC	46,996	1,772,828
Big Yellow Group PLC	171,436	1,737,024
Bloomsbury Publishing PLC	341,387	682,931
Bodycote PLC	247,703	1,893,594
Bovis Homes Group PLC	195,250	2,219,260
Brewin Dolphin Holdings PLC	506,617	1,736,056
Card Factory PLC	737,725	2,943,912
Carillion PLC	718,271	2,312,991
Chesnara PLC	333,401	1,431,355
Cineworld Group PLC	255,501	1,924,996

See Notes to Financial Statements.

126	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
Clarkson PLC(a)	28,634	$779,619
Clinigen Healthcare Ltd.	48,604	452,689
Computacenter PLC	116,956	1,078,673
Concentric AB	43,748	589,782
Connect Group PLC	468,187	919,865
Costain Group PLC	176,984	826,498
Countrywide PLC	360,765	1,014,123
Cranswick PLC	52,670	1,599,620
Crest Nicholson Holdings PLC	287,454	1,685,166
Dairy Crest Group PLC	215,293	1,812,233
Dart Group PLC	199,938	1,088,224
De La Rue PLC	110,270	852,282
Debenhams PLC	2,351,820	1,703,170
Dechra Pharmaceuticals PLC	81,005	1,465,791
Devro PLC	163,515	504,995
DFS Furniture PLC	319,281	1,049,722
Dignity PLC	8,562	311,751
Diploma PLC	103,007	1,176,156
Drax Group PLC	204,786	812,416
E2V Technologies PLC	266,931	831,317
Electrocomponents PLC	592,233	2,611,810
Elementis PLC	897,335	2,539,925
EMIS Group PLC	60,871	742,876
Epwin Group PLC	295,322	421,986
esure Group PLC	519,391	2,048,355
Euromoney Institutional Investor PLC(a)	67,328	969,921
Exova Group PLC	150,317	387,595
FDM Group Holdings PLC	98,229	780,909
Fenner PLC	623,651	1,620,245
Fidessa Group PLC	39,611	1,236,456
Foxtons Group PLC	757,989	987,089
Galliford Try PLC	168,724	2,906,227
Genus PLC	41,508	1,050,340
Go-Ahead Group PLC	55,066	1,452,789
Greggs PLC	95,535	1,258,374
Halfords Group PLC	247,421	1,126,828
Helical PLC	122,762	431,361
Henry Boot PLC	226,973	580,831
Hill & Smith Holdings PLC	128,670	1,895,394
HomeServe PLC	366,960	2,745,683
Huntsworth PLC	645,250	360,417
Ibstock PLC(b)	242,334	508,389
Indivior PLC	980,985	3,905,728
Interserve PLC	451,565	2,158,625
ITE Group PLC	334,321	705,710
J D Wetherspoon PLC	45,499	555,866
James Fisher & Sons PLC	26,538	561,563
James Halstead PLC	209,778	1,222,851
John Laing Group PLC(b)	216,313	765,699
Johnson Service Group PLC	454,561	643,617
JRP Group PLC	438,139	762,651
Kcom Group PLC	1,062,782	1,601,442
Keller Group PLC	68,410	780,231
Kier Group PLC(a)	161,822	2,760,015
Ladbrokes PLC	683,690	$1,243,359
Laird PLC	371,746	1,532,235
Lavendon Group PLC	464,458	814,497
Lookers PLC	225,350	335,175
Low & Bonar PLC	832,271	670,294
LSL Property Services PLC	72,714	201,662
M&C Saatchi PLC(a)	82,440	395,696
Marshalls PLC	213,408	790,623
Marston’s PLC	778,202	1,481,956
McKay Securities PLC	212,097	559,293
Mears Group PLC	98,201	585,515
Melrose Industries PLC	1,118,568	2,535,519
Millennium & Copthorne Hotels PLC	147,952	836,025
Mitchells & Butlers PLC	426,931	1,523,995
Mitie Group PLC	465,491	1,159,762
MJ Gleeson PLC	54,057	414,298
Morgan Advanced Materials PLC	461,474	1,736,021
N Brown Group PLC	676,708	1,669,304
NCC Group PLC	226,977	1,033,720
Northgate PLC	240,692	1,350,686
Novae Group PLC	120,542	1,198,651
Numis Corp. PLC	146,726	417,408
OneSavings Bank PLC	250,258	824,741
Oxford Instruments PLC	41,291	339,790
Pagegroup PLC	850,616	3,714,842
Pan African Resources PLC	5,337,562	1,473,367
PayPoint PLC	94,035	1,260,603
Pendragon PLC	1,825,530	711,409
Pets at Home Group PLC	372,253	1,137,325
Photo-Me International PLC	439,735	885,384
Polar Capital Holdings PLC	193,542	762,404
Polypipe Group PLC	166,171	606,124
Premier Farnell PLC	673,772	1,610,423
PZ Cussons PLC	288,950	1,364,758
QinetiQ Group PLC	468,664	1,441,625
Rank Group PLC	372,365	993,524
Redde PLC	547,395	1,422,132
Redrow PLC(a)	262,998	1,366,538
Renishaw PLC	45,373	1,554,235
Restaurant Group PLC (The)	350,596	1,750,195
Ricardo PLC(a)	57,101	715,410
Robert Walters PLC	111,229	520,151
RPS Group PLC	323,973	728,055
RWS Holdings PLC	350,608	1,137,461
Safestore Holdings PLC	170,466	852,526
Savills PLC	164,124	1,526,491
Senior PLC	442,182	1,315,938
Shanks Group PLC	525,894	744,619
SIG PLC	763,422	1,153,330
Soco International PLC	195,822	344,039
Spire Healthcare Group PLC(b)	114,784	588,366
Spirent Communications PLC	551,888	587,860
SSP Group PLC	151,928	631,337
St. Ives PLC	87,433	150,771

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	127

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2016

Investments	Shares	Value
St. Modwen Properties PLC	66,920	$255,572
Stagecoach Group PLC	918,069	2,519,904
SThree PLC	149,440	482,880
Stock Spirits Group PLC	170,869	342,371
Synthomer PLC	290,850	1,394,890
Ted Baker PLC	33,327	1,066,709
Telecom Plus PLC	127,408	1,830,463
Topps Tiles PLC	232,596	339,155
Trinity Mirror PLC	585,268	693,740
TT electronics PLC	220,057	400,910
Tullett Prebon PLC	462,201	2,002,931
Tyman PLC	234,234	850,435
U & I Group PLC	142,433	325,173
Ultra Electronics Holdings PLC	54,798	1,262,067
Unite Group PLC (The)	111,875	922,091
Utilitywise PLC(a)	203,592	333,227
Vedanta Resources PLC	702,891	5,323,113
Vertu Motors PLC	922,452	557,193
Vesuvius PLC	440,747	2,008,436
Victrex PLC	105,764	2,154,235
Virgin Money Holdings UK PLC	223,590	903,860
Wilmington PLC	168,882	559,413
Wireless Group PLC	189,409	772,573
WS Atkins PLC	89,025	1,837,575
Zoopla Property Group PLC(b)	203,733	860,904

Total United Kingdom		176,950,251
TOTAL COMMON STOCKS (Cost: $1,031,697,801)		1,137,701,443
RIGHTS – 0.0%
Australia – 0.0%
Cover-More Group Ltd., expiring 10/17/16* (Cost $0)	67,388	12,892
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.7%
United States – 8.7%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $99,094,507)(d)	99,094,507	99,094,507
TOTAL INVESTMENTS IN SECURITIES – 108.0% (Cost: $1,130,792,308)		1,236,808,842
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.0)%		(91,470,908)

NET ASSETS – 100.0%		$1,145,337,934

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $110,771,857 and the total market value of the collateral held by the Fund was $116,570,220. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,475,713.

CVA – Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/5/2016	ILS	753,472	USD	200,888	$75

CURRENCY LEGEND

ILS – Israeli New shekel

USD – U.S. dollar

See Notes to Financial Statements.

128	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.7%
Japan – 100.7%
Auto Components – 15.8%
Aisin Seiki Co., Ltd.	550	$24,957
Bridgestone Corp.	1,952	71,437
Calsonic Kansei Corp.	711	6,537
Daikyonishikawa Corp.	100	1,226
Denso Corp.	1,518	59,961
Exedy Corp.	62	1,564
FCC Co., Ltd.	68	1,451
Keihin Corp.	177	2,781
Koito Manufacturing Co., Ltd.	386	18,601
KYB Corp.	1,106	4,904
Mitsuba Corp.	177	2,305
NGK Spark Plug Co., Ltd.	637	11,115
NHK Spring Co., Ltd.	813	7,812
Nifco, Inc.	109	5,748
Nissin Kogyo Co., Ltd.	168	2,540
NOK Corp.	365	7,897
Pacific Industrial Co., Ltd.	200	2,275
Stanley Electric Co., Ltd.	468	12,510
Sumitomo Electric Industries Ltd.	2,319	32,427
Sumitomo Rubber Industries Ltd.	567	8,500
Tachi-S Co., Ltd.	100	1,611
Tokai Rika Co., Ltd.	124	2,402
Topre Corp.	179	3,731
Toyo Tire & Rubber Co., Ltd.	329	4,581
Toyoda Gosei Co., Ltd.	226	5,207
Toyota Boshoku Corp.	256	5,673
TPR Co., Ltd.	115	3,204
TS Tech Co., Ltd.	190	4,764
Unipres Corp.	163	2,852
Yokohama Rubber Co., Ltd. (The)	449	7,112

Total Auto Components		327,685
Automobiles – 29.8%
Fuji Heavy Industries Ltd.	1,957	72,567
Honda Motor Co., Ltd.(a)	5,330	151,981
Isuzu Motors Ltd.	1,836	21,385
Mazda Motor Corp.	1,836	27,767
Mitsubishi Motors Corp.	2,053	9,508
Nissan Motor Co., Ltd.	7,253	70,385
Nissan Shatai Co., Ltd.	262	2,391
Suzuki Motor Corp.	1,309	43,433
Toyota Motor Corp.	3,534	201,679
Yamaha Motor Co., Ltd.	930	18,551

Total Automobiles		619,647
Building Products – 6.6%
Aica Kogyo Co., Ltd.	250	6,594
Asahi Glass Co., Ltd.	3,538	22,710
Bunka Shutter Co., Ltd.	336	2,654
Central Glass Co., Ltd.	780	3,050
Daikin Industries Ltd.	868	80,153
Nippon Sheet Glass Co., Ltd.*	365	2,886
Investments	Shares	Value

Nitto Boseki Co., Ltd.	966	$3,148
Noritz Corp.	176	3,611
Sanwa Holdings Corp.	735	7,048
Sekisui Jushi Corp.	100	1,612
Takasago Thermal Engineering Co., Ltd.	212	3,132

Total Building Products		136,598
Chemicals – 1.9%
Kansai Paint Co., Ltd.	832	18,100
Nippon Paint Holdings Co., Ltd.	620	20,511

Total Chemicals		38,611
Construction & Engineering – 2.4%
COMSYS Holdings Corp.	376	6,635
JGC Corp.	764	13,165
Kandenko Co., Ltd.	563	5,176
Kinden Corp.	400	4,582
Kyowa Exeo Corp.	279	3,948
Kyudenko Corp.	126	4,604
Mirait Holdings Corp.	319	2,703
Nippon Densetsu Kogyo Co., Ltd.	201	3,749
Taikisha Ltd.	159	3,913
Toshiba Plant Systems & Services Corp.	100	1,607

Total Construction & Engineering		50,082
Electrical Equipment – 9.3%
Daihen Corp.	470	2,488
Fuji Electric Co., Ltd.	1,547	7,027
Fujikura Ltd.	602	3,252
Furukawa Electric Co., Ltd.	210	5,658
GS Yuasa Corp.	1,167	4,771
Mabuchi Motor Co., Ltd.	200	10,942
Mitsubishi Electric Corp.	6,510	82,448
Nidec Corp.	752	68,780
Nissin Electric Co., Ltd.	200	3,306
Ushio, Inc.	435	4,957

Total Electrical Equipment		193,629
Machinery – 29.1%
Amada Holdings Co., Ltd.	1,095	11,289
CKD Corp.	210	2,511
Daifuku Co., Ltd.	338	6,135
DMG Mori Co., Ltd.	416	4,281
Ebara Corp.	358	10,522
FANUC Corp.	572	96,082
Fuji Machine Manufacturing Co., Ltd.	300	3,442
Furukawa Co., Ltd.	1,714	2,657
Glory Ltd.	231	7,562
Harmonic Drive Systems, Inc.	100	2,897
Hino Motors Ltd.	900	9,519
Hitachi Construction Machinery Co., Ltd.	358	7,067
Hitachi Zosen Corp.	553	2,785
Hoshizaki Corp.	188	17,043
IHI Corp.	4,925	14,104
Iseki & Co., Ltd.	1,000	2,469
Japan Steel Works Ltd. (The)	141	3,168

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	129

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

September 30, 2016

Investments	Shares	Value

JTEKT Corp.	775	$11,495
Kawasaki Heavy Industries Ltd.	4,974	15,227
Kitz Corp.	300	1,650
Komatsu Ltd.	2,723	61,712
Kubota Corp.	3,517	52,565
Kurita Water Industries Ltd.	300	7,080
Makino Milling Machine Co., Ltd.	399	2,431
Makita Corp.	449	31,747
Meidensha Corp.	1,039	3,396
Minebea Co., Ltd.	1,252	11,671
Mitsubishi Heavy Industries Ltd.	10,325	42,731
Mitsui Engineering & Shipbuilding Co., Ltd.	2,547	3,546
Miura Co., Ltd.	300	5,964
Morita Holdings Corp.	100	1,409
Nabtesco Corp.	378	10,620
Nachi-Fujikoshi Corp.	818	2,973
NGK Insulators Ltd.	903	18,539
Nitta Corp.	100	2,489
NSK Ltd.	1,553	15,735
NTN Corp.	2,059	7,096
Oiles Corp.	100	1,691
OKUMA Corp.	556	4,211
OSG Corp.(a)	264	5,222
Ryobi Ltd.	600	2,643
Shima Seiki Manufacturing Ltd.	100	2,709
Shinmaywa Industries Ltd.	351	2,305
SMC Corp.	162	46,217
Sumitomo Heavy Industries Ltd.	1,327	6,473
Tadano Ltd.	412	4,012
Takeuchi Manufacturing Co., Ltd.	100	1,662
Takuma Co., Ltd.	300	2,820
THK Co., Ltd.	382	7,439
Tsubakimoto Chain Co.	574	4,399

Total Machinery		605,412
Metals & Mining – 5.8%
Daido Steel Co., Ltd.	1,711	7,789
Hitachi Metals Ltd.	598	7,275
JFE Holdings, Inc.	1,722	24,844
Kobe Steel Ltd.*	1,061	9,500
Nippon Steel & Sumitomo Metal Corp.	2,800	56,863
Nisshin Steel Co., Ltd.	300	4,038
Sanyo Special Steel Co., Ltd.	720	4,010
Tokyo Steel Manufacturing Co., Ltd.	269	1,806
Yamato Kogyo Co., Ltd.	191	5,610

Total Metals & Mining		121,735
TOTAL COMMON STOCKS (Cost: $2,220,193)		2,093,399

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.2%
United States – 7.2%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $149,500)(c)	149,500	$149,500
TOTAL INVESTMENTS IN SECURITIES – 107.9% (Cost: $2,369,693)		2,242,899
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (7.9)%		(164,567)

NET ASSETS – 100.0%		$2,078,332

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $146,527 and the total market value of the collateral held by the Fund was $153,681. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,181.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/5/2016	JPY	34,682,513	USD	335,819	$(6,687)
10/5/2016	JPY	45,522,191	USD	440,758	(8,795)
10/5/2016	JPY	45,520,825	USD	440,758	(8,781)
10/5/2016	JPY	45,521,001	USD	440,758	(8,783)
10/5/2016	JPY	45,525,232	USD	440,758	(8,825)
10/5/2016	USD	1,500	JPY	150,529	(13)
10/5/2016	USD	440,443	JPY	44,600,139	4
10/5/2016	USD	440,443	JPY	44,602,780	30
10/5/2016	USD	335,579	JPY	33,983,246	22
10/5/2016	USD	440,443	JPY	44,601,943	22
10/5/2016	USD	440,443	JPY	44,602,780	30
11/2/2016	JPY	44,930,080	USD	444,186	(33)
11/2/2016	JPY	44,930,346	USD	444,186	(36)
11/2/2016	JPY	44,931,190	USD	444,186	(44)
11/2/2016	JPY	34,233,548	USD	338,430	(34)
11/2/2016	JPY	44,931,457	USD	444,186	(47)
					$(41,970)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

130	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.6%
Japan - 100.6%
Aerospace & Defense – 0.0%
Jamco Corp.(a)	61,500	$1,235,891
Airlines – 0.6%
Japan Airlines Co., Ltd.	1,397,700	40,841,301
Auto Components – 6.6%
Aisin Seiki Co., Ltd.(a)	762,408	34,595,021
Bridgestone Corp.	3,250,085	118,943,515
Calsonic Kansei Corp.	498,000	4,578,462
Daido Metal Co., Ltd.	160,000	1,739,594
Denso Corp.	3,015,779	119,124,238
Exedy Corp.(a)	83,500	2,105,950
FCC Co., Ltd.	159,700	3,408,006
Keihin Corp.	160,834	2,526,904
Koito Manufacturing Co., Ltd.	142,301	6,857,541
KYB Corp.	1,390,000	6,163,136
Musashi Seimitsu Industry Co., Ltd.(a)	103,400	2,408,735
NGK Spark Plug Co., Ltd.(a)	607,364	10,598,056
NHK Spring Co., Ltd.(a)	888,600	8,538,071
Nifco, Inc.(a)	140,945	7,432,443
Nissin Kogyo Co., Ltd.(a)	320,100	4,839,511
NOK Corp.(a)	583,500	12,624,781
Pacific Industrial Co., Ltd.(a)	475,100	5,404,782
Sanden Holdings Corp.(a)	1,059,000	3,137,313
Showa Corp.	295,900	1,545,757
Stanley Electric Co., Ltd.	310,607	8,303,097
Sumitomo Electric Industries Ltd.	2,101,483	29,385,276
Sumitomo Riko Co., Ltd.(a)	246,000	2,295,660
Sumitomo Rubber Industries Ltd.	1,071,691	16,065,047
Tachi-S Co., Ltd.	95,000	1,530,094
Tokai Rika Co., Ltd.	207,314	4,016,690
Topre Corp.(a)	160,200	3,339,576
Toyo Tire & Rubber Co., Ltd.	474,900	6,612,443
Toyota Boshoku Corp.	263,836	5,846,521
TPR Co., Ltd.(a)	64,294	1,791,077
TS Tech Co., Ltd.	69,032	1,730,828
Unipres Corp.(a)	40,400	706,945
Yokohama Rubber Co., Ltd. (The)(a)	282,100	4,468,359
Yorozu Corp.	146,600	2,135,338

Total Auto Components		444,798,767
Automobiles – 14.0%
Fuji Heavy Industries Ltd.(a)	3,204,267	118,817,188
Honda Motor Co., Ltd.(a)	6,091,647	173,699,015
Isuzu Motors Ltd.(a)	2,379,500	27,715,600
Mazda Motor Corp.	1,085,515	16,416,987
Mitsubishi Motors Corp.(a)	3,133,301	14,511,610
Nissan Motor Co., Ltd.(a)	19,827,904	192,414,766
Suzuki Motor Corp.(a)	753,136	24,989,256
Toyota Motor Corp.	6,279,770	358,374,471
Yamaha Motor Co., Ltd.	971,700	19,383,143

Total Automobiles		946,322,036
Investments	Shares	Value

Banks – 10.7%
Mitsubishi UFJ Financial Group, Inc.	53,928,122	$268,988,243
Mizuho Financial Group, Inc.(a)	127,338,944	212,011,514
Sumitomo Mitsui Financial Group, Inc.(a)	7,226,700	241,211,139

Total Banks		722,210,896
Beverages – 0.8%
Kirin Holdings Co., Ltd.	2,150,845	35,502,271
Suntory Beverage & Food Ltd.(a)	474,200	20,370,019

Total Beverages		55,872,290
Building Products – 1.8%
Aica Kogyo Co., Ltd.	59,900	1,579,943
Asahi Glass Co., Ltd.	3,956,735	25,397,499
Central Glass Co., Ltd.(a)	876,000	3,425,626
Daikin Industries Ltd.(a)	452,449	41,779,989
LIXIL Group Corp.(a)	1,159,900	24,706,506
Nitto Boseki Co., Ltd.(a)	600,000	1,955,266
Noritz Corp.	47,200	968,564
Okabe Co., Ltd.(a)	206,800	1,678,661
Sanwa Holdings Corp.(a)	792,431	7,598,385
TOTO Ltd.(a)	308,200	11,550,081

Total Building Products		120,640,520
Capital Markets – 0.9%
GCA Corp.	220,700	1,571,369
Monex Group, Inc.(a)	1,901,396	4,431,239
Nomura Holdings, Inc.	12,610,445	55,552,457

Total Capital Markets		61,555,065
Chemicals – 6.5%
ADEKA Corp.	230,400	3,162,554
Asahi Kasei Corp.(a)	4,583,522	36,246,328
Daicel Corp.	998,642	12,494,736
Denka Co., Ltd.(a)	1,570,076	6,744,513
DIC Corp.	448,553	13,775,735
Fujimi, Inc.(a)	138,600	2,076,297
Hitachi Chemical Co., Ltd.	609,315	13,875,282
JSR Corp.(a)	1,017,000	15,857,828
Kaneka Corp.(a)	982,000	7,709,376
Kansai Paint Co., Ltd.(a)	303,800	6,609,109
Kuraray Co., Ltd.(a)	1,366,937	20,126,431
Kureha Corp.	111,600	4,061,087
Lintec Corp.	202,647	4,020,321
Mitsubishi Chemical Holdings Corp.	4,710,663	29,222,718
Mitsubishi Gas Chemical Co., Inc.	786,182	11,187,362
Mitsui Chemicals, Inc.	2,080,079	9,798,032
Nihon Nohyaku Co., Ltd.(a)	459,600	2,310,141
Nippon Kayaku Co., Ltd.(a)	594,000	6,364,390
Nippon Paint Holdings Co., Ltd.(a)	408,700	13,520,417
Nippon Shokubai Co., Ltd.	139,300	8,625,004
Nippon Soda Co., Ltd.(a)	279,000	1,184,713
Nissan Chemical Industries Ltd.(a)	252,953	7,631,180
Nitto Denko Corp.(a)	397,574	25,543,045
NOF Corp.	258,000	2,606,369
Sanyo Chemical Industries Ltd.	128,600	5,448,023

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	131

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2016

Investments	Shares	Value
Shin-Etsu Chemical Co., Ltd.	799,879	$55,307,883
Showa Denko K.K.	729,731	9,130,195
Sumitomo Bakelite Co., Ltd.	935,000	4,856,663
Sumitomo Chemical Co., Ltd.(a)	5,328,485	23,415,551
Taiyo Holdings Co., Ltd.(a)	101,726	3,475,751
Taiyo Nippon Sanso Corp.(a)	791,853	8,179,314
Teijin Ltd.	412,200	7,929,350
Tokai Carbon Co., Ltd.	1,118,000	3,014,013
Toray Industries, Inc.(a)	2,501,318	24,182,001
Tosoh Corp.	2,007,614	12,252,066
Toyo Ink SC Holdings Co., Ltd.	1,115,000	4,965,832
Toyobo Co., Ltd.	1,777,513	2,966,471
Ube Industries Ltd.	3,769,000	7,146,082

Total Chemicals		437,022,163
Commercial Services & Supplies – 0.1%
Nissha Printing Co., Ltd.(a)	107,500	2,641,189
Pilot Corp.	28,000	1,158,544

Total Commercial Services & Supplies		3,799,733
Communications Equipment – 0.1%
Hitachi Kokusai Electric, Inc.	284,000	5,196,781
Construction & Engineering – 0.7%
JGC Corp.(a)	188,700	3,251,681
Kajima Corp.	1,987,000	13,813,736
Obayashi Corp.(a)	1,378,000	13,567,037
Penta-Ocean Construction Co., Ltd.	432,500	2,451,538
Taikisha Ltd.	157,700	3,880,792
Toa Corp.	106,000	1,953,252
Toshiba Plant Systems & Services Corp.(a)	194,500	3,124,984
Toyo Engineering Corp.	655,000	2,108,626

Total Construction & Engineering		44,151,646
Construction Materials – 0.1%
Taiheiyo Cement Corp.(a)	3,033,000	8,655,873
Containers & Packaging – 0.0%
Fuji Seal International, Inc.(a)	52,791	2,160,852
Electrical Equipment – 2.0%
Chiyoda Integre Co., Ltd.	30,400	614,514
Daihen Corp.(a)	370,000	1,958,426
Fuji Electric Co., Ltd.	2,032,869	9,234,382
Fujikura Ltd.(a)	937,577	5,064,481
Furukawa Electric Co., Ltd.	160,082	4,323,544
GS Yuasa Corp.(a)	1,506,920	6,160,716
Mabuchi Motor Co., Ltd.	179,400	9,814,605
Mitsubishi Electric Corp.	4,996,114	63,274,737
Nidec Corp.	326,258	29,840,533
Nippon Carbon Co., Ltd.(a)	860,000	1,460,722
Nissin Electric Co., Ltd.	94,200	1,557,209
Sanyo Denki Co., Ltd.	283,000	1,542,646

Total Electrical Equipment		134,846,515
Electronic Equipment, Instruments & Components – 4.9%
Alps Electric Co., Ltd.(a)	223,800	$5,304,103
Amano Corp.(a)	285,133	4,527,664
Anritsu Corp.(a)	352,500	2,005,036
Canon Electronics, Inc.	149,900	2,366,959
Citizen Holdings Co., Ltd.(a)	1,276,485	6,630,436
Dexerials Corp.(a)	644,900	5,304,910
Enplas Corp.(a)	96,500	2,916,013
Hakuto Co., Ltd.	86,419	790,243
Hamamatsu Photonics K.K.(a)	254,700	7,759,339
Hirose Electric Co., Ltd.(a)	63,500	8,277,292
Hitachi High-Technologies Corp.	281,419	11,157,826
Hitachi Ltd.	13,329,028	61,679,579
Horiba Ltd.	90,400	4,414,438
Ibiden Co., Ltd.	475,101	6,324,358
Iriso Electronics Co., Ltd.(a)	12,900	686,624
Japan Aviation Electronics Industry Ltd.(a)	291,000	4,511,628
Keyence Corp.	21,910	15,894,027
Kyocera Corp.(a)	792,718	37,755,186
Marubun Corp.	47,800	275,665
Murata Manufacturing Co., Ltd.(a)	431,256	55,490,700
Nippon Electric Glass Co., Ltd.	1,895,301	9,732,450
Oki Electric Industry Co., Ltd.(a)	367,831	4,910,950
Omron Corp.	374,700	13,339,194
Ryosan Co., Ltd.(a)	250,045	7,555,796
Sanshin Electronics Co., Ltd.(a)	164,954	1,417,173
Satori Electric Co., Ltd.	67,800	477,375
Shimadzu Corp.(a)	491,000	7,423,305
Siix Corp.(a)	60,900	2,444,660
Sumida Corp.	143,700	1,414,792
Tabuchi Electric Co., Ltd.(a)	301,900	1,001,712
Taiyo Yuden Co., Ltd.(a)	299,700	2,924,047
TDK Corp.	267,068	17,670,030
Topcon Corp.(a)	240,500	3,393,813
Vitec Holdings Co., Ltd.(a)	33,400	340,382
Yaskawa Electric Corp.	431,800	6,387,561
Yokogawa Electric Corp.	636,838	8,395,583

Total Electronic Equipment, Instruments & Components		332,900,849
Energy Equipment & Services – 0.0%
Modec, Inc.(a)	128,500	2,273,954
Food & Staples Retailing – 1.3%
Ministop Co., Ltd.(a)	183,600	3,163,798
Seven & I Holdings Co., Ltd.	1,836,824	86,286,197

Total Food & Staples Retailing		89,449,995
Food Products – 0.7%
Ajinomoto Co., Inc.	761,913	16,872,462
Fuji Oil Holdings, Inc.	130,500	2,661,161
Kikkoman Corp.(a)	230,000	7,313,484
Nippon Suisan Kaisha Ltd.(a)	389,000	1,663,329
Nisshin Oillio Group Ltd. (The)	1,073,909	4,973,716
Sakata Seed Corp.(a)	60,439	1,522,539
Toyo Suisan Kaisha Ltd.	157,200	6,628,588

See Notes to Financial Statements.

132	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2016

Investments	Shares	Value

Yakult Honsha Co., Ltd.(a)	159,687	$7,159,226

Total Food Products		48,794,505
Health Care Equipment & Supplies – 1.2%
Asahi Intecc Co., Ltd.	46,600	2,119,123
Hoya Corp.(a)	910,557	36,308,983
Nihon Kohden Corp.(a)	87,000	2,096,282
Nipro Corp.(a)	623,400	7,873,684
Olympus Corp.	157,000	5,426,356
Sysmex Corp.	159,960	11,752,357
Terumo Corp.	364,656	13,917,893

Total Health Care Equipment & Supplies		79,494,678
Health Care Providers & Services – 0.1%
Miraca Holdings, Inc.	180,300	8,920,190
Health Care Technology – 0.0%
M3, Inc.(a)	97,700	3,318,896
Hotels, Restaurants & Leisure – 0.0%
Saizeriya Co., Ltd.	101,400	2,297,058
Household Durables – 2.3%
Alpine Electronics, Inc.(a)	243,300	3,185,857
Casio Computer Co., Ltd.(a)	753,857	10,444,491
Foster Electric Co., Ltd.	159,996	2,900,831
Fujitsu General Ltd.	157,000	3,379,845
JVC Kenwood Corp.(a)	915,100	2,286,281
Nikon Corp.(a)	631,000	9,371,688
Panasonic Corp.(a)	7,103,470	70,287,631
Rinnai Corp.(a)	78,000	7,201,896
Sekisui Chemical Co., Ltd.	1,276,700	18,217,859
Sony Corp.	891,400	28,987,115
Zojirushi Corp.(a)	80,100	1,298,812

Total Household Durables		157,562,306
Household Products – 0.3%
Lion Corp.	206,000	3,319,923
Pigeon Corp.	157,000	4,713,178
Unicharm Corp.(a)	479,600	12,354,087

Total Household Products		20,387,188
Industrial Conglomerates – 0.1%
Nisshinbo Holdings, Inc.(a)	640,400	6,298,705
Insurance – 1.5%
Tokio Marine Holdings, Inc.(a)	2,620,500	99,214,902
Internet Software & Services – 0.0%
Gree, Inc.(a)	434,600	2,424,816
IT Services – 0.7%
Fujitsu Ltd.	4,226,328	22,537,077
NTT Data Corp.	460,700	22,883,731

Total IT Services		45,420,808
Leisure Products – 0.3%
Shimano, Inc.	101,100	14,895,689
Tomy Co., Ltd.(a)	157,100	1,647,560
Investments	Shares	Value

Yamaha Corp.	180,007	$5,777,147

Total Leisure Products		22,320,396
Machinery – 9.0%
Amada Holdings Co., Ltd.(a)	1,429,993	14,742,633
Daifuku Co., Ltd.(a)	261,700	4,749,959
DMG Mori Co., Ltd.(a)	352,900	3,631,282
Ebara Corp.	284,432	8,350,517
FANUC Corp.(a)	673,289	113,095,797
Furukawa Co., Ltd.	998,000	1,547,287
Glory Ltd.	88,100	2,884,032
Hino Motors Ltd.(a)	2,306,810	24,397,309
Hitachi Construction Machinery Co., Ltd.(a)	645,400	12,740,380
Hitachi Koki Co., Ltd.(a)	390,600	2,819,618
Hitachi Zosen Corp.	891,000	4,487,335
Hoshizaki Corp.(a)	57,169	5,182,555
IHI Corp.(a)	1,607,882	4,604,609
Japan Steel Works Ltd. (The)(a)	124,600	2,807,853
JTEKT Corp.(a)	1,279,278	18,974,725
Juki Corp.(a)	158,200	1,145,120
Kato Works Co., Ltd.(a)	69,800	1,450,936
Kawasaki Heavy Industries Ltd.(a)	6,998,510	21,424,363
Kito Corp.(a)	89,200	854,431
Kitz Corp.	477,600	2,627,000
Komatsu Ltd.	3,277,506	74,279,132
Kubota Corp.	2,641,202	39,475,231
Kurita Water Industries Ltd.(a)	319,100	7,531,220
Makino Milling Machine Co., Ltd.	802,000	4,886,525
Makita Corp.	242,269	17,129,769
Meidensha Corp.(a)	319,000	1,042,700
Minebea Co., Ltd.	1,072,501	9,997,936
Mitsubishi Heavy Industries Ltd.(a)	10,542,198	43,630,427
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	3,012,315	4,194,306
Nabtesco Corp.	241,100	6,773,609
Nachi-Fujikoshi Corp.(a)	706,000	2,565,625
NGK Insulators Ltd.(a)	630,075	12,935,624
Nissei ASB Machine Co., Ltd.(a)	61,700	1,058,341
Nitta Corp.(a)	109,300	2,719,953
NSK Ltd.(a)	2,469,566	25,021,229
NTN Corp.(a)	1,812,000	6,244,882
Obara Group, Inc.	77,600	3,034,573
Oiles Corp.(a)	130,900	2,213,013
OKUMA Corp.(a)	658,000	4,983,815
OSG Corp.(a)	412,424	8,157,658
Ryobi Ltd.(a)	655,000	2,884,807
Shima Seiki Manufacturing Ltd.(a)	123,900	3,356,122
Shinmaywa Industries Ltd.	202,000	1,326,520
SMC Corp.(a)	67,451	19,243,168
Sodick Co., Ltd.(a)	289,200	2,133,337
Star Micronics Co., Ltd.	423,200	5,253,171
Sumitomo Heavy Industries Ltd.(a)	2,239,186	10,923,398

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	133

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2016

Investments	Shares	Value

Takeuchi Manufacturing Co., Ltd.	91,500	$1,520,708
THK Co., Ltd.	433,079	8,433,632
Toshiba Machine Co., Ltd.	1,413,000	4,813,954
Tsubaki Nakashima Co., Ltd.	248,400	3,730,967
Tsubakimoto Chain Co.	723,000	5,540,394
Tsugami Corp.(a)	865,000	4,493,063
Yushin Precision Equipment Co., Ltd.(a)	86,000	2,162,208

Total Machinery		606,208,758
Marine – 0.2%
Kawasaki Kisen Kaisha Ltd.(a)	2,174,725	5,562,176
Nippon Yusen K.K.	5,569,035	10,338,998
NS United Kaiun Kaisha Ltd.	719,000	986,925

Total Marine		16,888,099
Media – 0.3%
Dentsu, Inc.	452,900	22,854,086
Metals & Mining – 2.3%
Aichi Steel Corp.(a)	91,000	4,583,025
Daido Steel Co., Ltd.	1,514,000	6,892,352
Hitachi Metals Ltd.	1,248,418	15,188,377
JFE Holdings, Inc.	1,261,962	18,206,947
Mitsubishi Materials Corp.(a)	528,200	14,291,888
Mitsui Mining & Smelting Co., Ltd.	1,909,000	3,958,821
Nippon Steel & Sumitomo Metal Corp.	2,075,700	42,153,528
Nisshin Steel Co., Ltd.	465,100	6,260,122
Sanyo Special Steel Co., Ltd.	963,000	5,363,472
Sumitomo Metal Mining Co., Ltd.(a)	1,721,000	23,563,586
Tokyo Rope Manufacturing Co., Ltd.	55,600	925,157
Topy Industries Ltd.	62,700	1,282,915
Toyo Kohan Co., Ltd.	342,600	954,063
UACJ Corp.(a)	1,572,000	4,672,611
Yamato Kogyo Co., Ltd.	160,700	4,719,516

Total Metals & Mining		153,016,380
Multiline Retail – 0.1%
Ryohin Keikaku Co., Ltd.(a)	33,800	6,785,701
Oil, Gas & Consumable Fuels – 0.5%
Idemitsu Kosan Co., Ltd.(a)	409,300	8,407,090
TonenGeneral Sekiyu K.K.	2,341,000	23,579,914

Total Oil, Gas & Consumable Fuels		31,987,004
Paper & Forest Products – 0.2%
Oji Holdings Corp.(a)	2,964,000	11,649,356
Personal Products – 0.8%
Aderans Co., Ltd.	343,600	1,533,671
Kao Corp.	764,280	42,951,834
Mandom Corp.	76,500	3,486,373
Shiseido Co., Ltd.	322,322	8,480,985

Total Personal Products		56,452,863
Pharmaceuticals – 7.9%
Astellas Pharma, Inc.	5,056,404	78,568,624
Chugai Pharmaceutical Co., Ltd.(a)	913,900	32,805,278
Daiichi Sankyo Co., Ltd.(a)	2,247,921	53,609,137
Investments	Shares	Value

Eisai Co., Ltd.	792,777	$49,219,266
Hisamitsu Pharmaceutical Co., Inc.(a)	160,800	8,622,367
Kyowa Hakko Kirin Co., Ltd.	839,870	13,153,941
Mitsubishi Tanabe Pharma Corp.	1,534,300	32,651,128
Otsuka Holdings Co., Ltd.	1,294,900	58,680,651
Santen Pharmaceutical Co., Ltd.(a)	672,000	9,841,268
Shionogi & Co., Ltd.(a)	404,477	20,578,339
Sumitomo Dainippon Pharma Co., Ltd.(a)	474,000	9,113,494
Takeda Pharmaceutical Co., Ltd.(a)	3,493,063	166,365,900

Total Pharmaceuticals		533,209,393
Professional Services – 0.6%
Recruit Holdings Co., Ltd.(a)	878,500	35,655,310
Weathernews, Inc.	53,900	1,612,769

Total Professional Services		37,268,079
Road & Rail – 0.2%
Hitachi Transport System Ltd.	75,400	1,495,863
Nippon Express Co., Ltd.	2,947,000	13,677,875

Total Road & Rail		15,173,738
Semiconductors & Semiconductor Equipment – 1.4%
Advantest Corp.(a)	360,000	4,834,839
Disco Corp.(a)	130,400	15,310,877
Lasertec Corp.	80,600	1,536,944
MegaChips Corp.(a)	213,200	4,349,689
Micronics Japan Co., Ltd.(a)	183,300	2,438,208
SCREEN Holdings Co., Ltd.	61,060	3,901,231
Shindengen Electric Manufacturing Co., Ltd.	784,000	3,065,857
Sumco Corp.	801,100	6,494,871
Tokyo Electron Ltd.(a)	541,453	47,464,359
Tokyo Seimitsu Co., Ltd.	115,600	3,060,520

Total Semiconductors & Semiconductor Equipment		92,457,395
Software – 0.5%
Capcom Co., Ltd.(a)	160,500	3,922,752
Konami Holdings Corp.(a)	99,700	3,834,805
Nexon Co., Ltd.	353,100	5,491,853
Square Enix Holdings Co., Ltd.(a)	181,000	6,202,241
Trend Micro, Inc.	483,508	16,759,128

Total Software		36,210,779
Specialty Retail – 0.9%
ABC-Mart, Inc.(a)	157,900	10,696,628
Fast Retailing Co., Ltd.	158,400	50,508,428
Honeys Co., Ltd.	104,200	1,219,345

Total Specialty Retail		62,424,401

See Notes to Financial Statements.

134	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2016

Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 5.2%
Brother Industries Ltd.(a)	1,059,343	$18,421,992
Canon, Inc.(a)	7,205,697	208,027,010
FUJIFILM Holdings Corp.(a)	864,895	31,755,094
Konica Minolta, Inc.(a)	1,951,438	16,380,016
NEC Corp.	6,762,000	17,294,801
Ricoh Co., Ltd.(a)	3,320,378	29,837,989
Riso Kagaku Corp.(a)	160,200	2,605,534
Seiko Epson Corp.(a)	1,427,700	27,238,596
Wacom Co., Ltd.(a)	1,134,400	3,416,699

Total Technology Hardware, Storage & Peripherals		354,977,731
Textiles, Apparel & Luxury Goods – 0.2%
Asics Corp.	249,992	4,994,162
Descente Ltd.(a)	74,581	958,178
Kurabo Industries Ltd.	1,400,472	2,641,487
Seiko Holdings Corp.(a)	1,363,000	4,266,736
Seiren Co., Ltd.(a)	115,310	1,363,018
Wacoal Holdings Corp.	145,000	1,626,623

Total Textiles, Apparel & Luxury Goods		15,850,204
Tobacco – 3.6%
Japan Tobacco, Inc.	5,936,731	241,479,238
Trading Companies & Distributors – 7.4%
Hanwa Co., Ltd.	1,153,000	6,945,440
Inabata & Co., Ltd.	99,286	1,011,832
ITOCHU Corp.(a)	6,973,994	86,912,363
Kuroda Electric Co., Ltd.(a)	238,387	4,545,749
Marubeni Corp.(a)	8,135,578	41,415,005
MISUMI Group, Inc.(a)	307,500	5,720,930
Mitsubishi Corp.	4,665,500	105,274,947
Mitsui & Co., Ltd.(a)	9,876,889	135,622,517
Nagase & Co., Ltd.	204,300	2,435,097
Nippon Steel & Sumikin Bussan Corp.(a)	118,400	4,168,232
Sojitz Corp.(a)	4,339,921	11,014,266
Sumitomo Corp.(a)	6,670,577	73,974,799
Toyota Tsusho Corp.(a)	912,610	21,007,198

Total Trading Companies & Distributors		500,048,375
Transportation Infrastructure – 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,291,000	6,820,570
Wireless Telecommunication Services – 0.9%
SoftBank Group Corp.	913,000	58,802,015
TOTAL COMMON STOCKS (Cost: $7,031,687,020)		6,810,953,740
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.9%
United States – 11.9%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $806,159,789)(c)	806,159,789	806,159,789
TOTAL INVESTMENTS IN SECURITIES – 112.5% (Cost: $7,837,846,809)		$7,617,113,529
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (12.5)%		(847,792,361)

NET ASSETS – 100.0%		$6,769,321,168

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $817,780,065 and the total market value of the collateral held by the Fund was $854,278,801. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $48,119,012.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	JPY	281,836,400	USD	2,780,000	$(3,157)
10/5/2016	JPY	34,219,805,071	USD	331,266,264	(6,670,334)
10/5/2016	JPY	13,687,326,823	USD	132,506,516	(2,662,245)
10/5/2016	JPY	24,472,648,868	USD	236,944,061	(4,734,805)
10/5/2016	JPY	47,896,828,377	USD	463,772,769	(9,230,838)
10/5/2016	JPY	41,002,746,756	USD	397,519,516	(7,401,807)
10/5/2016	JPY	41,034,150,798	USD	397,519,516	(7,711,937)
10/5/2016	JPY	41,005,728,153	USD	397,519,516	(7,431,250)
10/5/2016	JPY	54,723,596,692	USD	530,026,022	(10,395,119)
10/5/2016	JPY	34,182,272,603	USD	331,266,264	(6,299,683)
10/5/2016	JPY	34,185,850,279	USD	331,266,264	(6,335,014)
10/5/2016	JPY	13,680,899,120	USD	132,506,505	(2,598,780)
10/5/2016	JPY	41,054,623,053	USD	397,519,516	(7,914,110)
10/5/2016	JPY	41,062,175,924	USD	397,519,516	(7,988,698)
10/5/2016	JPY	41,030,175,603	USD	397,519,516	(7,672,680)
10/5/2016	JPY	41,049,057,780	USD	397,519,516	(7,859,150)
10/5/2016	JPY	41,062,772,204	USD	397,519,516	(7,994,586)
10/5/2016	JPY	41,042,856,476	USD	397,519,516	(7,797,909)
10/5/2016	JPY	13,686,066,875	USD	132,506,505	(2,649,814)
10/5/2016	JPY	27,367,363,619	USD	265,013,011	(5,252,519)
10/5/2016	JPY	41,062,573,444	USD	397,519,516	(7,992,623)
10/5/2016	JPY	2,850,950,211	USD	27,601,950	(552,518)
10/5/2016	JPY	1,313,007,720	USD	12,739,361	(227,205)
10/5/2016	JPY	2,208,421,379	USD	21,232,269	(576,926)
10/5/2016	JPY	4,986,149,563	USD	48,834,219	(406,343)
10/5/2016	USD	12,739,361	JPY	1,293,707,588	36,607
10/5/2016	USD	8,492,908	JPY	867,563,291	74,686
10/5/2016	USD	42,464,538	JPY	4,272,620,447	(270,410)
10/5/2016	USD	59,450,353	JPY	5,997,636,972	(220,880)
10/5/2016	USD	8,492,908	JPY	852,186,881	(77,164)
10/5/2016	USD	84,929,076	JPY	8,515,626,127	(833,281)
10/5/2016	USD	4,246,454	JPY	427,411,963	(25,561)
10/5/2016	USD	405,111,692	JPY	41,043,891,074	215,950
10/5/2016	USD	540,148,923	JPY	54,698,180,687	21,223
10/5/2016	USD	337,593,087	JPY	34,188,051,920	29,934
10/5/2016	USD	405,111,692	JPY	41,029,712,165	75,927
10/5/2016	USD	337,593,077	JPY	34,194,802,768	96,611
10/5/2016	USD	405,111,692	JPY	41,058,069,984	355,974
10/5/2016	USD	135,037,230	JPY	13,674,815,170	7,973
10/5/2016	USD	405,111,692	JPY	41,009,456,580	(124,106)

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	135

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2016

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/5/2016	USD	405,111,692	JPY	41,027,808,140	$57,124
10/5/2016	USD	337,593,077	JPY	34,184,674,977	(3,405)
10/5/2016	USD	405,111,692	JPY	41,033,763,281	115,934
10/5/2016	USD	405,111,692	JPY	40,997,303,230	(244,126)
10/5/2016	USD	405,111,692	JPY	41,005,405,464	(164,113)
10/5/2016	USD	405,111,692	JPY	41,042,675,738	203,948
10/5/2016	USD	405,111,692	JPY	41,037,814,398	155,940
10/5/2016	USD	135,037,230	JPY	13,673,869,908	(1,362)
10/5/2016	USD	270,074,461	JPY	27,353,141,410	50,618
10/5/2016	USD	135,037,230	JPY	13,690,074,377	158,665
10/5/2016	USD	472,630,307	JPY	47,856,181,735	(28,105)
11/2/2016	JPY	40,997,303,230	USD	405,111,692	(224,413)
11/2/2016	JPY	12,596,982,569	USD	124,535,796	(9,270)
11/2/2016	JPY	54,636,603,709	USD	540,148,923	(37,539)
11/2/2016	JPY	40,950,512,829	USD	405,111,692	238,198
11/2/2016	JPY	34,149,228,715	USD	337,593,087	(36,813)
11/2/2016	JPY	40,983,124,321	USD	405,111,692	(84,228)
11/2/2016	JPY	34,155,135,582	USD	337,593,077	(95,223)
11/2/2016	JPY	13,659,218,370	USD	135,037,230	(10,052)
11/2/2016	JPY	40,960,843,178	USD	405,111,692	136,063
11/2/2016	JPY	40,981,179,785	USD	405,111,692	(65,003)
11/2/2016	JPY	34,145,514,180	USD	337,593,077	(97)
11/2/2016	JPY	40,991,023,999	USD	405,111,692	(162,331)
11/2/2016	JPY	40,987,175,438	USD	405,111,692	(124,281)
11/2/2016	JPY	40,958,371,995	USD	405,111,692	160,496
11/2/2016	JPY	41,010,550,381	USD	405,111,692	(355,387)
11/2/2016	JPY	40,995,480,227	USD	405,111,692	(206,390)
11/2/2016	JPY	13,658,340,628	USD	135,037,230	(1,374)
11/2/2016	JPY	47,801,829,249	USD	472,630,307	18,555
11/2/2016	JPY	27,322,082,847	USD	270,074,461	(56,152)
11/2/2016	JPY	13,674,545,095	USD	135,037,230	(161,586)
					$(137,772,276)
CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

136	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.6%
Japan – 100.6%
Banks – 57.5%
77 Bank Ltd. (The)	14,419	$58,522
Akita Bank Ltd. (The)	3,300	9,744
Aomori Bank Ltd. (The)	11,000	34,760
Aozora Bank Ltd.	30,630	104,958
Ashikaga Holdings Co., Ltd.	5,000	17,775
Awa Bank Ltd. (The)	6,000	36,735
Bank of Iwate Ltd. (The)	400	15,445
Bank of Kyoto Ltd. (The)	9,517	68,982
Bank of Nagoya Ltd. (The)	870	30,070
Bank of Okinawa Ltd. (The)	964	28,559
Chiba Bank Ltd. (The)(a)	22,781	128,230
Chugoku Bank Ltd. (The)	5,250	63,509
Daishi Bank Ltd. (The)	9,650	36,784
Eighteenth Bank Ltd. (The)	10,000	29,428
Fukui Bank Ltd. (The)	4,000	10,112
Fukuoka Financial Group, Inc.	22,133	91,142
Gunma Bank Ltd. (The)	13,250	59,665
Hachijuni Bank Ltd. (The)	13,209	68,220
Hiroshima Bank Ltd. (The)	16,200	66,550
Hokkoku Bank Ltd. (The)	7,700	23,116
Hokuetsu Bank Ltd. (The)	400	8,410
Hokuhoku Financial Group, Inc.	3,480	46,427
Hyakugo Bank Ltd. (The)	5,990	21,531
Hyakujushi Bank Ltd. (The)	12,390	37,562
Iyo Bank Ltd. (The)	10,250	61,541
Japan Post Bank Co., Ltd.	10,086	119,022
Joyo Bank Ltd. (The)	17,746	75,179
Juroku Bank Ltd. (The)	14,750	41,804
Keiyo Bank Ltd. (The)	7,350	30,992
Kiyo Bank Ltd. (The)	2,820	43,888
Kyushu Financial Group, Inc.(a)	11,400	77,002
Minato Bank Ltd. (The)	950	15,123
Mitsubishi UFJ Financial Group, Inc.	200,320	999,177
Mizuho Financial Group, Inc.	223,480	372,080
Musashino Bank Ltd. (The)	850	21,320
Nanto Bank Ltd. (The)	842	29,601
Nishi-Nippon City Bank Ltd. (The)	20,670	43,783
North Pacific Bank Ltd.	8,100	28,476
Ogaki Kyoritsu Bank Ltd. (The)(a)	14,050	46,479
Oita Bank Ltd. (The)	3,800	13,734
Resona Holdings, Inc.	57,450	239,581
San-In Godo Bank Ltd. (The)	3,870	26,217
Senshu Ikeda Holdings, Inc.	7,730	33,816
Seven Bank Ltd.(a)	19,170	60,956
Shiga Bank Ltd. (The)	7,340	35,517
Shinsei Bank Ltd.	53,350	80,079
Shizuoka Bank Ltd. (The)	15,740	124,969
Sumitomo Mitsui Financial Group, Inc.	30,440	1,016,019
Sumitomo Mitsui Trust Holdings, Inc.	10,261	331,343
Suruga Bank Ltd.	6,500	154,629
Toho Bank Ltd. (The)	8,000	$27,966
Tokyo TY Financial Group, Inc.	800	22,152
TOMONY Holdings, Inc.	3,700	17,100
Yamagata Bank Ltd. (The)	3,300	13,850
Yamaguchi Financial Group, Inc.	7,511	79,586
Yamanashi Chuo Bank Ltd. (The)	7,700	33,001

Total Banks		5,412,218
Capital Markets – 11.5%
Daiwa Securities Group, Inc.(a)	43,330	241,500
Ichigo, Inc.	3,200	14,062
Japan Exchange Group, Inc.	14,680	226,872
Matsui Securities Co., Ltd.(a)	4,200	34,093
Nihon M&A Center, Inc.	1,400	43,065
Nomura Holdings, Inc.	81,590	359,426
Okasan Securities Group, Inc.	7,700	39,160
SBI Holdings, Inc.	7,050	83,265
Tokai Tokyo Financial Holdings, Inc.(a)	8,650	41,428

Total Capital Markets		1,082,871
Consumer Finance – 3.5%
Acom Co., Ltd.*	10,350	48,344
AEON Financial Service Co., Ltd.	3,550	61,524
Aiful Corp.*(a)	11,800	36,239
Credit Saison Co., Ltd.	4,450	73,343
Hitachi Capital Corp.(a)	1,950	41,016
J Trust Co., Ltd.	2,700	21,117
Jaccs Co., Ltd.	5,400	20,584
Orient Corp.*(a)	17,200	32,611

Total Consumer Finance		334,778
Diversified Financial Services – 2.8%
Century Tokyo Leasing Corp.	1,920	69,110
Financial Products Group Co., Ltd.(a)	1,100	10,113
Fuyo General Lease Co., Ltd.	567	27,968
IBJ Leasing Co., Ltd.	1,632	32,667
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,900	63,141
Zenkoku Hosho Co., Ltd.	1,500	61,695

Total Diversified Financial Services		264,694
Insurance – 25.3%
Dai-ichi Life Insurance Co., Ltd. (The)	31,740	429,876
Japan Post Holdings Co., Ltd.	12,459	155,391
Japan Post Insurance Co., Ltd.(a)	1,667	36,183
MS&AD Insurance Group Holdings, Inc.	14,260	392,814
Sompo Japan Nipponkoa Holdings, Inc.	11,400	333,844
Sony Financial Holdings, Inc.	5,000	68,187
T&D Holdings, Inc.	18,210	203,113
Tokio Marine Holdings, Inc.	20,040	758,736

Total Insurance		2,378,144
TOTAL COMMON STOCKS (Cost: $12,033,533)		9,472,705

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	137

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

September 30, 2016

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
United States – 3.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b) (Cost: $359,660)(c)	359,660	$359,660
TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $12,393,193)		9,832,365
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.4)%		(417,765)

NET ASSETS – 100.0%		$9,414,600

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)	At September 30, 2016, the total market value of the Fund’s securities on loan was $341,480 and the total market value of the collateral held by the Fund was $359,660.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS

Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/5/2016	JPY	159,291,860	USD	1,542,369	$(30,713)
10/5/2016	JPY	209,078,520	USD	2,024,354	(40,394)
10/5/2016	JPY	209,072,244	USD	2,024,354	(40,332)
10/5/2016	JPY	209,073,054	USD	2,024,354	(40,340)
10/5/2016	JPY	209,092,487	USD	2,024,354	(40,532)
10/5/2016	USD	2,024,354	JPY	204,990,134	20
10/5/2016	USD	2,024,354	JPY	205,002,280	139
10/5/2016	USD	1,542,369	JPY	156,191,852	99
10/5/2016	USD	2,024,354	JPY	204,998,434	102
10/5/2016	USD	2,024,354	JPY	205,002,280	140
11/2/2016	JPY	204,662,156	USD	2,023,323	(151)
11/2/2016	JPY	204,667,213	USD	2,023,323	(201)
11/2/2016	JPY	204,663,370	USD	2,023,323	(163)
11/2/2016	JPY	155,937,387	USD	1,541,584	(153)
11/2/2016	JPY	204,668,428	USD	2,023,323	(213)
					$(192,692)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

138	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 100.6%
Japan – 100.6%
Biotechnology – 0.9%
PeptiDream, Inc.*	1,300	$70,479
Takara Bio, Inc.	2,000	33,417

Total Biotechnology		103,896
Food & Staples Retailing – 6.4%
Ain Holdings, Inc.	975	66,049
Cocokara fine, Inc.	450	17,220
Cosmos Pharmaceutical Corp.	360	77,002
Create SD Holdings Co., Ltd.	1,200	28,500
Kusuri No Aoki Co., Ltd.	100	5,086
Matsumotokiyoshi Holdings Co., Ltd.	1,670	85,755
Sugi Holdings Co., Ltd.	1,450	78,467
Sundrug Co., Ltd.	1,360	113,484
Tsuruha Holdings, Inc.	1,435	164,947
Welcia Holdings Co., Ltd.	900	61,680

Total Food & Staples Retailing		698,190
Health Care Equipment & Supplies – 20.2%
Asahi Intecc Co., Ltd.	2,000	90,949
CYBERDYNE, Inc.*	2,000	31,106
Hogy Medical Co., Ltd.	580	40,494
Hoya Corp.	14,000	558,258
Nagaileben Co., Ltd.	900	19,899
Nakanishi, Inc.	360	13,065
Nihon Kohden Corp.	2,600	62,648
Nikkiso Co., Ltd.	3,650	32,512
Nipro Corp.	5,425	68,519
Olympus Corp.	9,840	340,098
Paramount Bed Holdings Co., Ltd.(a)	650	24,456
Sysmex Corp.	5,910	434,211
Terumo Corp.	13,130	501,135

Total Health Care Equipment & Supplies		2,217,350
Health Care Providers & Services – 5.7%
Alfresa Holdings Corp.	7,940	166,774
As One Corp.	600	26,011
BML, Inc.	1,200	31,438
Medipal Holdings Corp.	6,950	119,625
Miraca Holdings, Inc.	2,220	109,833
Ship Healthcare Holdings, Inc.	1,780	54,315
Suzuken Co., Ltd.	2,450	80,324
Toho Holdings Co., Ltd.	1,650	34,788

Total Health Care Providers & Services		623,108
Health Care Technology – 2.2%
M3, Inc.	7,150	242,887
Pharmaceuticals – 65.2%
Astellas Pharma, Inc.	70,060	1,088,623
Chugai Pharmaceutical Co., Ltd.	6,500	233,323
Investments	Shares	Value
Daiichi Sankyo Co., Ltd.	24,252	$578,369
Eisai Co., Ltd.	10,210	633,884
Hisamitsu Pharmaceutical Co., Inc.	3,210	172,126
Kaken Pharmaceutical Co., Ltd.	1,600	97,645
KYORIN Holdings, Inc.	2,550	57,389
Kyowa Hakko Kirin Co., Ltd.	7,320	114,645
Mitsubishi Tanabe Pharma Corp.	9,050	192,591
Mochida Pharmaceutical Co., Ltd.	670	52,269
Nichi-iko Pharmaceutical Co., Ltd.	740	14,067
Nippon Shinyaku Co., Ltd.	2,028	109,346
Ono Pharmaceutical Co., Ltd.	19,300	534,888
Otsuka Holdings Co., Ltd.	20,045	908,374
Rohto Pharmaceutical Co., Ltd.	2,421	41,480
Santen Pharmaceutical Co., Ltd.	12,400	181,595
Sawai Pharmaceutical Co., Ltd.	1,430	101,391
Seikagaku Corp.	1,550	25,301
Shionogi & Co., Ltd.	10,350	526,571
Sosei Group Corp.*	580	101,435
Sumitomo Dainippon Pharma Co., Ltd.	7,100	136,510
Takeda Pharmaceutical Co., Ltd.	23,547	1,121,485
Tsumura & Co.	2,845	80,491
ZERIA Pharmaceutical Co., Ltd.	2,650	44,644

Total Pharmaceuticals		7,148,442
TOTAL COMMON STOCKS (Cost: $10,508,813)		11,033,873
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b) (Cost: $23,670)(c)	23,670	23,670
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $10,532,483)		11,057,543
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.8)%		(93,167)

NET ASSETS – 100.0%		$10,964,376

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)	At September 30, 2016, the total market value of the Fund’s securities on loan was $22,574 and the total market value of the collateral held by the Fund was $23,670.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	139

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Health Care Fund (DXJH)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/5/2016	JPY	170,672,203	USD	1,652,561	$(32,907)
10/5/2016	JPY	224,015,931	USD	2,168,982	(43,280)
10/5/2016	JPY	224,009,207	USD	2,168,982	(43,214)
10/5/2016	JPY	224,010,075	USD	2,168,982	(43,222)
10/5/2016	JPY	224,030,897	USD	2,168,982	(43,428)
10/5/2016	USD	2,168,982	JPY	219,635,455	21
10/5/2016	USD	2,168,982	JPY	219,644,348	109
10/5/2016	USD	1,652,561	JPY	167,350,721	106
10/5/2016	USD	2,168,982	JPY	219,648,469	149
10/5/2016	USD	2,168,982	JPY	219,648,469	149
11/2/2016	JPY	235,683,399	USD	2,330,004	(174)
11/2/2016	JPY	235,684,797	USD	2,330,004	(187)
11/2/2016	JPY	179,573,031	USD	1,775,244	(176)
11/2/2016	JPY	235,689,224	USD	2,330,004	(231)
11/2/2016	JPY	235,690,622	USD	2,330,004	(245)
					$(206,530)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

140	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 100.6%
Japan – 100.6%
Airlines – 0.3%
ANA Holdings, Inc.	12,000	$32,434
Auto Components – 6.3%
Aisin Seiki Co., Ltd.	1,381	62,664
Bridgestone Corp.	5,792	211,970
Calsonic Kansei Corp.	1,000	9,194
Daikyonishikawa Corp.	200	2,451
Denso Corp.	5,364	211,880
FCC Co., Ltd.	200	4,268
Koito Manufacturing Co., Ltd.	200	9,638
NGK Spark Plug Co., Ltd.	877	15,303
NHK Spring Co., Ltd.	1,168	11,223
Nifco, Inc.(a)	200	10,547
NOK Corp.	916	19,819
Stanley Electric Co., Ltd.	476	12,724
Sumitomo Electric Industries Ltd.	3,691	51,612
Sumitomo Rubber Industries Ltd.	1,822	27,312
Topre Corp.	200	4,169
TS Tech Co., Ltd.	400	10,029
Yokohama Rubber Co., Ltd. (The)	1,100	17,424

Total Auto Components		692,227
Automobiles – 12.3%
Honda Motor Co., Ltd.	10,910	311,091
Isuzu Motors Ltd.	4,088	47,615
Mazda Motor Corp.	1,883	28,478
Nissan Motor Co., Ltd.	35,684	346,286
Suzuki Motor Corp.	1,258	41,741
Toyota Motor Corp.	9,411	537,068
Yamaha Motor Co., Ltd.	1,815	36,205

Total Automobiles		1,348,484
Banks – 0.3%
Seven Bank Ltd.(a)	5,700	18,125
Suruga Bank Ltd.	441	10,491

Total Banks		28,616
Beverages – 0.5%
Asahi Group Holdings Ltd.	1,574	56,982
Building Products – 1.2%
Aica Kogyo Co., Ltd.	348	9,179
Daikin Industries Ltd.	886	81,815
Nichias Corp.	1,000	8,798
Sanwa Holdings Corp.	1,374	13,175
TOTO Ltd.	500	18,738

Total Building Products		131,705
Capital Markets – 0.3%
Ichigo, Inc.	600	2,637
Matsui Securities Co., Ltd.(a)	2,800	22,728
Nihon M&A Center, Inc.	200	6,152

Total Capital Markets		31,517
Investments	Shares	Value

Chemicals – 5.3%
Air Water, Inc.	244	$4,568
Asahi Kasei Corp.	8,383	66,292
Daicel Corp.	1,700	21,270
DIC Corp.	694	21,314
JSR Corp.	1,637	25,525
Kansai Paint Co., Ltd.	597	12,988
Kuraray Co., Ltd.	2,300	33,865
Mitsubishi Gas Chemical Co., Inc.	1,500	21,345
Nihon Parkerizing Co., Ltd.	431	6,227
Nippon Kayaku Co., Ltd.	1,000	10,714
Nippon Paint Holdings Co., Ltd.	759	25,109
Nissan Chemical Industries Ltd.	400	12,067
Nitto Denko Corp.	700	44,973
NOF Corp.	699	7,061
Shin-Etsu Chemical Co., Ltd.	1,670	115,473
Sumitomo Chemical Co., Ltd.	11,000	48,339
Taiyo Nippon Sanso Corp.	1,700	17,560
Toray Industries, Inc.	5,000	48,339
Tosoh Corp.	4,000	24,411
Zeon Corp.	1,554	13,689

Total Chemicals		581,129
Commercial Services & Supplies – 0.8%
Aeon Delight Co., Ltd.	200	6,073
Nissha Printing Co., Ltd.	100	2,457
Park24 Co., Ltd.	505	16,357
Secom Co., Ltd.	810	60,055

Total Commercial Services & Supplies		84,942
Construction & Engineering – 1.9%
COMSYS Holdings Corp.	686	12,106
Hazama Ando Corp.	600	3,626
JGC Corp.	1,401	24,142
Kajima Corp.	3,332	23,164
Kyowa Exeo Corp.(a)	958	13,557
Kyudenko Corp.	100	3,654
Maeda Road Construction Co., Ltd.	790	14,050
Nippo Corp.	691	13,054
Obayashi Corp.	2,200	21,660
Shimizu Corp.(a)	3,000	26,663
SHO-BOND Holdings Co., Ltd.	100	4,636
Taisei Corp.	5,000	37,278
Toshiba Plant Systems & Services Corp.	400	6,427

Total Construction & Engineering		204,017
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	1,664	7,690
Taiheiyo Cement Corp.	5,793	16,533

Total Construction Materials		24,223
Diversified Financial Services – 0.0%
Financial Products Group Co., Ltd.(a)	300	2,758

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	141

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2016

Investments	Shares	Value

Diversified Telecommunication Services – 4.5%
Nippon Telegraph & Telephone Corp.	10,900	$496,644
Electric Utilities – 0.2%
Tohoku Electric Power Co., Inc.	1,900	24,673
Electrical Equipment – 1.9%
Mabuchi Motor Co., Ltd.	300	16,412
Mitsubishi Electric Corp.	10,110	128,041
Nidec Corp.	638	58,354
Nissin Electric Co., Ltd.	200	3,306

Total Electrical Equipment		206,113
Electronic Equipment, Instruments & Components – 4.3%
Ai Holdings Corp.	200	4,789
Alps Electric Co., Ltd.	436	10,333
Hamamatsu Photonics K.K.	400	12,186
Hirose Electric Co., Ltd.	130	16,946
Hitachi High-Technologies Corp.	600	23,789
Hitachi Ltd.	25,873	119,726
Horiba Ltd.	100	4,883
Keyence Corp.	68	49,329
Murata Manufacturing Co., Ltd.	781	100,493
Oki Electric Industry Co., Ltd.	700	9,346
Omron Corp.	900	32,040
Shimadzu Corp.	1,080	16,328
Taiyo Yuden Co., Ltd.	300	2,927
TDK Corp.	500	33,082
Topcon Corp.	500	7,056
Yaskawa Electric Corp.	840	12,426
Yokogawa Electric Corp.	1,245	16,413

Total Electronic Equipment, Instruments & Components		472,092
Food & Staples Retailing – 2.5%
FamilyMart UNY Holdings Co., Ltd.	377	25,092
Lawson, Inc.(a)	567	44,625
Matsumotokiyoshi Holdings Co., Ltd.	200	10,270
Seven & I Holdings Co., Ltd.	3,485	163,710
Sugi Holdings Co., Ltd.	100	5,412
Sundrug Co., Ltd.	125	10,431
Tsuruha Holdings, Inc.	100	11,495
Welcia Holdings Co., Ltd.	100	6,853

Total Food & Staples Retailing		277,888
Food Products – 1.6%
Ajinomoto Co., Inc.	1,569	34,745
Calbee, Inc.	300	11,302
Ezaki Glico Co., Ltd.	123	7,434
Kewpie Corp.	300	9,228
Kikkoman Corp.	672	21,368
MEIJI Holdings Co., Ltd.	200	19,730
NH Foods Ltd.	616	14,818
Nissin Foods Holdings Co., Ltd.	400	24,214
Toyo Suisan Kaisha Ltd.	400	16,867

Yakult Honsha Co., Ltd.(a)	264	$11,836

Total Food Products		171,542
Health Care Equipment & Supplies – 1.3%
Asahi Intecc Co., Ltd.	100	4,548
Hoya Corp.	1,695	67,589
Nihon Kohden Corp.	333	8,024
Olympus Corp.	300	10,369
Sysmex Corp.	328	24,098
Terumo Corp.	762	29,083

Total Health Care Equipment & Supplies		143,711
Health Care Providers & Services – 0.1%
Ship Healthcare Holdings, Inc.	300	9,154
Health Care Technology – 0.1%
M3, Inc.	200	6,794
Hotels, Restaurants & Leisure – 0.4%
Ichibanya Co., Ltd.	100	3,496
Oriental Land Co., Ltd.	349	21,140
Resorttrust, Inc.(a)	426	8,616
Skylark Co., Ltd.	1,000	13,430

Total Hotels, Restaurants & Leisure		46,682
Household Durables – 2.4%
Casio Computer Co., Ltd.	1,221	16,917
Haseko Corp.	722	6,880
Panasonic Corp.	12,500	123,685
Rinnai Corp.	96	8,864
Sekisui Chemical Co., Ltd.	2,375	33,890
Sekisui House Ltd.	3,955	66,825
Starts Corp., Inc.	200	3,683
Zojirushi Corp.	100	1,622

Total Household Durables		262,366
Household Products – 0.5%
Lion Corp.	1,000	16,116
Pigeon Corp.	418	12,549
Unicharm Corp.	900	23,183

Total Household Products		51,848
Insurance – 0.7%
Sompo Japan Nipponkoa Holdings, Inc.	2,537	74,295
Internet & Catalog Retail – 0.2%
Rakuten, Inc.	1,110	14,370
Start Today Co., Ltd.	600	10,251

Total Internet & Catalog Retail		24,621
Internet Software & Services – 1.3%
COOKPAD, Inc.	200	1,904
DeNA Co., Ltd.	300	10,828
GMO Internet, Inc.(a)	700	9,318
Kakaku.com, Inc.	505	9,091
Mixi, Inc.	623	22,363
Yahoo Japan Corp.	21,214	84,215

Total Internet Software & Services		137,719

See Notes to Financial Statements.

142	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2016

Investments	Shares	Value

IT Services – 1.5%
Fujitsu Ltd.	8,000	$42,660
Itochu Techno-Solutions Corp.	700	17,890
Nomura Research Institute Ltd.	1,000	34,267
NS Solutions Corp.	600	10,416
Obic Co., Ltd.	300	15,849
Otsuka Corp.	475	22,398
SCSK Corp.	449	18,068
Transcosmos, Inc.	190	4,991

Total IT Services		166,539
Leisure Products – 0.8%
Bandai Namco Holdings, Inc.	865	26,267
Heiwa Corp.	802	17,740
Shimano, Inc.	143	21,069
Yamaha Corp.	600	19,256

Total Leisure Products		84,332
Machinery – 8.5%
Daifuku Co., Ltd.	300	5,445
DMG Mori Co., Ltd.	800	8,232
Ebara Corp.	587	17,233
FANUC Corp.	1,261	211,817
Harmonic Drive Systems, Inc.(a)	100	2,897
Hino Motors Ltd.	4,488	47,466
Hitachi Construction Machinery Co., Ltd.	1,249	24,656
Hoshizaki Corp.	52	4,714
JTEKT Corp.	2,315	34,337
Kawasaki Heavy Industries Ltd.	14,319	43,834
Komatsu Ltd.	6,322	143,277
Kubota Corp.	5,119	76,508
Makita Corp.	399	28,211
Minebea Co., Ltd.	2,448	22,820
Mitsubishi Heavy Industries Ltd.	20,000	82,773
Nabtesco Corp.	525	14,750
NGK Insulators Ltd.	1,223	25,109
NSK Ltd.	4,862	49,261
OKUMA Corp.	1,000	7,574
OSG Corp.(a)	451	8,921
SMC Corp.	143	40,797
Tadano Ltd.	602	5,862
THK Co., Ltd.	748	14,566
Tsubakimoto Chain Co.	1,372	10,514

Total Machinery		931,574
Media – 0.4%
CyberAgent, Inc.	196	5,791
Daiichikosho Co., Ltd.	290	11,785
Hakuhodo DY Holdings, Inc.	1,113	12,947
Toho Co., Ltd.	348	11,478

Total Media		42,001
Metals & Mining – 1.1%
Dowa Holdings Co., Ltd.	2,350	16,314
Nippon Steel & Sumitomo Metal Corp.	4,500	91,386
UACJ Corp.	2,080	6,183
Investments	Shares	Value

Yamato Kogyo Co., Ltd.	300	$8,811

Total Metals & Mining		122,694
Multiline Retail – 0.5%
Don Quijote Holdings Co., Ltd.	200	7,278
Izumi Co., Ltd.	300	12,843
Marui Group Co., Ltd.(a)	800	10,491
Ryohin Keikaku Co., Ltd.	112	22,485

Total Multiline Retail		53,097
Oil, Gas & Consumable Fuels – 0.1%
Nippon Gas Co., Ltd.	200	6,192
Paper & Forest Products – 0.2%
Oji Holdings Corp.	5,000	19,651
Personal Products – 1.1%
Kao Corp.	1,487	83,568
Kobayashi Pharmaceutical Co., Ltd.(a)	188	9,765
Kose Corp.	100	10,152
Noevir Holdings Co., Ltd.	100	3,041
Shiseido Co., Ltd.	400	10,525

Total Personal Products		117,051
Pharmaceuticals – 5.2%
Astellas Pharma, Inc.	9,524	147,988
Chugai Pharmaceutical Co., Ltd.	1,835	65,869
Daiichi Sankyo Co., Ltd.	4,200	100,163
Hisamitsu Pharmaceutical Co., Inc.	233	12,494
Kaken Pharmaceutical Co., Ltd.	300	18,308
KYORIN Holdings, Inc.	553	12,445
Mochida Pharmaceutical Co., Ltd.	59	4,603
Ono Pharmaceutical Co., Ltd.	800	22,172
Otsuka Holdings Co., Ltd.	2,500	113,292
Rohto Pharmaceutical Co., Ltd.	460	7,881
Sawai Pharmaceutical Co., Ltd.	197	13,968
Shionogi & Co., Ltd.	795	40,447
Tsumura & Co.	278	7,865

Total Pharmaceuticals		567,495
Professional Services – 0.7%
Meitec Corp.	311	10,887
Recruit Holdings Co., Ltd.	1,600	64,938
Temp Holdings Co., Ltd.	367	6,397

Total Professional Services		82,222
Real Estate Management & Development – 2.4%
Aeon Mall Co., Ltd.	800	12,545
Daikyo, Inc.	3,000	5,422
Daito Trust Construction Co., Ltd.	461	73,635
Daiwa House Industry Co., Ltd.	3,600	97,959
Hulic Co., Ltd.	1,992	20,163
Kenedix, Inc.	600	2,655
Leopalace21 Corp.	700	4,590
Open House Co., Ltd.	100	2,122
Sumitomo Real Estate Sales Co., Ltd.	300	6,067
Sumitomo Realty & Development Co., Ltd.	924	23,701
Tokyo Tatemono Co., Ltd.	800	9,535

Total Real Estate Management & Development		258,394

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	143

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

September 30, 2016

Investments	Shares	Value

Road & Rail – 1.3%
Central Japan Railway Co.	278	$47,246
East Japan Railway Co.	1,097	98,363

Total Road & Rail		145,609
Semiconductors & Semiconductor Equipment – 1.3%
Disco Corp.	244	28,649
Sumco Corp.	1,600	12,972
Tokyo Electron Ltd.	1,100	96,427

Total Semiconductors & Semiconductor Equipment		138,048
Software – 0.9%
Capcom Co., Ltd.(a)	200	4,888
GungHo Online Entertainment, Inc.(a)	2,591	6,320
Konami Holdings Corp.	219	8,423
Nexon Co., Ltd.	538	8,368
Oracle Corp.	400	22,476
Square Enix Holdings Co., Ltd.	385	13,192
Trend Micro, Inc.	911	31,577

Total Software		95,244
Specialty Retail – 1.9%
ABC-Mart, Inc.	256	17,342
Fast Retailing Co., Ltd.	223	71,107
Hikari Tsushin, Inc.	177	16,360
K’s Holdings Corp.(a)	522	8,583
Nitori Holdings Co., Ltd.	100	11,900
Sanrio Co., Ltd.	791	14,412
Shimamura Co., Ltd.	70	8,475
T-Gaia Corp.	582	8,276
USS Co., Ltd.	1,525	25,571
Yamada Denki Co., Ltd.	4,400	21,725

Total Specialty Retail		203,751
Technology Hardware, Storage & Peripherals – 5.0%
Brother Industries Ltd.	1,813	31,528
Canon, Inc.	13,693	395,314
Konica Minolta, Inc.	3,700	31,057
NEC Corp.	13,176	33,700
Seiko Epson Corp.	2,700	51,512

Total Technology Hardware, Storage & Peripherals		543,111
Tobacco – 4.3%
Japan Tobacco, Inc.	11,473	466,670
Trading Companies & Distributors – 2.5%
ITOCHU Corp.	13,299	165,737
Marubeni Corp.	15,855	80,711
MISUMI Group, Inc.	600	11,163
Nippon Steel & Sumikin Bussan Corp.	300	10,561
Trusco Nakayama Corp.	100	5,303

Total Trading Companies & Distributors		273,475

Transportation Infrastructure – 0.1%
Japan Airport Terminal Co., Ltd.(a)	200	$7,574
Wireless Telecommunication Services – 9.4%
KDDI Corp.	12,987	399,492
NTT DOCOMO, Inc.	20,446	517,283
SoftBank Group Corp.	1,795	115,607

Total Wireless Telecommunication Services		1,032,382
TOTAL COMMON STOCKS (Cost: $10,954,703)		10,982,282
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%
United States – 1.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b) (Cost: $193,567)(c)	193,567	193,567
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $11,148,270)		11,175,849
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.4)%		(259,465)

NET ASSETS – 100.0%		$10,916,384

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)	At September 30, 2016, the total market value of the Fund’s securities on loan was $184,144 and the total market value of the collateral held by the Fund was $193,567.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	JPY	144,000	USD	1,420	$(2)
10/5/2016	JPY	179,026,518	USD	1,733,453	(34,518)
10/5/2016	JPY	234,981,647	USD	2,275,155	(45,399)
10/5/2016	JPY	234,974,595	USD	2,275,155	(45,329)
10/5/2016	JPY	234,975,505	USD	2,275,155	(45,338)
10/5/2016	JPY	234,997,347	USD	2,275,155	(45,554)
10/5/2016	USD	7,500	JPY	752,589	(68)
10/5/2016	USD	2,273,580	JPY	230,227,257	22
10/5/2016	USD	1,732,253	JPY	175,420,930	111
10/5/2016	USD	2,273,580	JPY	230,240,899	157
10/5/2016	USD	2,273,580	JPY	230,240,899	157
10/5/2016	USD	2,273,580	JPY	230,236,578	114
11/2/2016	JPY	235,267,161	USD	2,325,889	(173)
11/2/2016	JPY	235,268,556	USD	2,325,889	(187)
11/2/2016	JPY	235,272,975	USD	2,325,889	(231)
11/2/2016	JPY	179,255,913	USD	1,772,109	(176)
11/2/2016	JPY	235,274,371	USD	2,325,889	(244)
					$(216,658)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

144	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 100.7%
Japan – 100.7%
Building Products – 4.8%
LIXIL Group Corp.	32,779	$698,211
Nichias Corp.	23,623	207,852
Nichiha Corp.	3,800	84,244
Takara Standard Co., Ltd.	7,044	130,207
TOTO Ltd.(a)	19,641	736,065

Total Building Products		1,856,579
Construction & Engineering – 14.2%
Hazama Ando Corp.	20,706	125,138
Kajima Corp.	119,547	831,097
Kumagai Gumi Co., Ltd.(a)	47,919	123,033
Maeda Corp.	17,196	145,359
Maeda Road Construction Co., Ltd.	9,833	174,880
Nippo Corp.	8,597	162,406
Nishimatsu Construction Co., Ltd.	33,858	156,810
Obayashi Corp.	87,683	863,279
Okumura Corp.(a)	23,387	132,103
Penta-Ocean Construction Co., Ltd.	33,391	189,270
Raito Kogyo Co., Ltd.	6,222	74,407
Shimizu Corp.	87,428	777,023
SHO-BOND Holdings Co., Ltd.(a)	3,133	145,257
Sumitomo Mitsui Construction Co., Ltd.	98,946	92,824
Taisei Corp.	142,209	1,060,266
Toda Corp.	25,906	135,587
Tokyu Construction Co., Ltd.	11,009	109,367
Totetsu Kogyo Co., Ltd.	3,960	113,014

Total Construction & Engineering		5,411,120
Construction Materials – 1.7%
Sumitomo Osaka Cement Co., Ltd.	43,138	199,364
Taiheiyo Cement Corp.	155,432	443,587

Total Construction Materials		642,951
Equity Real Estate Investment Trusts (REITs) – 34.7%
Activia Properties, Inc.	79	418,931
Advance Residence Investment Corp.	171	483,795
AEON REIT Investment Corp.	128	166,597
Comforia Residential REIT, Inc.	55	135,294
Daiwa House REIT Investment Corp.	193	567,384
Daiwa Office Investment Corp.	40	245,297
Frontier Real Estate Investment Corp.	57	284,254
Fukuoka REIT Corp.	78	146,118
Global One Real Estate Investment Corp.(a)	22	83,968
GLP J-REIT	286	380,147
Hankyu REIT, Inc.	63	85,418
Heiwa Real Estate REIT, Inc.	111	91,308
Hoshino Resorts REIT, Inc.	12	150,733
Hulic REIT, Inc.	99	176,560
Ichigo Office REIT Investment	175	128,401
Industrial & Infrastructure Fund Investment Corp.	41	208,107
Invesco Office J-Reit, Inc.	95	83,400
Invincible Investment Corp.	387	215,541
Japan Excellent, Inc.	144	207,471
Japan Hotel REIT Investment Corp.	421	$333,840
Japan Logistics Fund, Inc.	110	248,753
Japan Prime Realty Investment Corp.	119	537,036
Japan Real Estate Investment Corp.	160	955,908
Japan Rental Housing Investments, Inc.	148	124,082
Japan Retail Fund Investment Corp.	307	758,216
Kenedix Office Investment Corp.	47	289,152
Kenedix Residential Investment Corp.	56	159,321
Kenedix Retail REIT Corp.	52	123,344
LaSalle Logiport REIT	124	131,635
MCUBS MidCity Investment Corp.	36	111,450
Mori Hills REIT Investment Corp.	174	260,489
Mori Trust Sogo REIT, Inc.	120	210,339
Nippon Accommodations Fund, Inc.	56	262,124
Nippon Building Fund, Inc.	162	1,025,448
Nippon Prologis REIT, Inc.	229	578,917
NIPPON REIT Investment Corp.	48	123,051
Nomura Real Estate Master Fund, Inc.	485	810,078
Orix JREIT, Inc.	294	516,202
Premier Investment Corp.	168	222,474
Sekisui House REIT, Inc.	110	168,805
Sekisui House SI Residential Investment Corp.(a)	136	155,252
Tokyu REIT, Inc.	111	148,965
United Urban Investment Corp.	398	725,137

Total Equity Real Estate Investment Trusts (REITs)		13,238,742
Household Durables – 8.8%
Haseko Corp.	34,176	325,679
Iida Group Holdings Co., Ltd.	22,929	458,286
PanaHome Corp.	11,045	87,474
Sekisui Chemical Co., Ltd.	54,968	784,365
Sekisui House Ltd.	74,333	1,255,950
Starts Corp., Inc.	4,200	77,351
Sumitomo Forestry Co., Ltd.	19,668	261,230
Token Corp.	1,437	106,571

Total Household Durables		3,356,906
Real Estate Management & Development – 35.0%
Aeon Mall Co., Ltd.	13,367	209,616
Daibiru Corp.	6,800	61,644
Daito Trust Construction Co., Ltd.	9,324	1,489,317
Daiwa House Industry Co., Ltd.	79,862	2,173,108
Hulic Co., Ltd.	55,990	566,728
Kenedix, Inc.	32,503	143,794
Leopalace21 Corp.	33,467	219,445
Mitsubishi Estate Co., Ltd.	166,722	3,108,390
Mitsui Fudosan Co., Ltd.	116,997	2,467,260
Nomura Real Estate Holdings, Inc.	14,279	239,147
NTT Urban Development Corp.	12,339	118,559
Open House Co., Ltd.	3,900	82,764
Relo Group, Inc.	1,589	263,147
Sumitomo Realty & Development Co., Ltd.	55,863	1,432,915
Takara Leben Co., Ltd.	9,500	63,605
TOC Co., Ltd.(a)	6,200	51,246
Tokyo Tatemono Co., Ltd.	25,054	298,624

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	145

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

September 30, 2016

Investments	Shares	Value
Tokyu Fudosan Holdings Corp.	60,394	$325,036
Unizo Holdings Co., Ltd.	1,577	43,838

Total Real Estate Management & Development		13,358,183
Transportation Infrastructure – 1.5%
Kamigumi Co., Ltd.	28,410	246,324
Mitsubishi Logistics Corp.	15,968	228,801
Sumitomo Warehouse Co., Ltd. (The)	16,803	88,773

Total Transportation Infrastructure		563,898
TOTAL COMMON STOCKS (Cost: $37,741,968)		38,428,379
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $448,525)(c)	448,525	448,525
TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $38,190,493)		38,876,904
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.9)%		(723,703)

NET ASSETS – 100.0%		$38,153,201

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)	At September 30, 2016, the total market value of the Fund’s securities on loan was $427,197 and the total market value of the collateral held by the Fund was $448,525.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/5/2016	JPY	728,911,750	USD	7,057,805	$(140,540)
10/5/2016	JPY	956,735,055	USD	9,263,364	(184,843)
10/5/2016	JPY	956,706,338	USD	9,263,364	(184,559)
10/5/2016	JPY	956,710,044	USD	9,263,364	(184,596)
10/5/2016	JPY	956,798,972	USD	9,263,364	(185,474)
10/5/2016	USD	1,192,196	JPY	121,069,888	3,426
10/5/2016	USD	4,768,785	JPY	478,504,655	(43,327)
10/5/2016	USD	315,000	JPY	31,608,769	(2,849)
10/5/2016	USD	7,945,408	JPY	804,567,904	77
10/5/2016	USD	7,945,408	JPY	804,600,481	399
10/5/2016	USD	6,053,648	JPY	613,037,798	387
10/5/2016	USD	7,945,408	JPY	804,615,577	548
10/5/2016	USD	7,945,408	JPY	804,615,577	548
11/2/2016	JPY	809,228,487	USD	8,000,163	(596)
11/2/2016	JPY	809,233,287	USD	8,000,163	(643)
11/2/2016	JPY	616,570,753	USD	6,095,367	(604)
11/2/2016	JPY	809,248,488	USD	8,000,163	(793)
11/2/2016	JPY	809,253,288	USD	8,000,163	(841)
					$(924,280)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

146	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 100.7%
Japan – 100.7%
Aerospace & Defense – 0.1%
Jamco Corp.(a)	2,000	$40,192
Air Freight & Logistics – 0.4%
Kintetsu World Express, Inc.	3,200	41,175
Konoike Transport Co., Ltd.(a)	7,000	94,840
Maruwa Unyu Kikan Co., Ltd.(a)	1,000	23,493
SBS Holdings, Inc.	4,000	35,511
Shibusawa Warehouse Co., Ltd. (The)	11,000	31,176
Yusen Logistics Co., Ltd.	4,000	38,552

Total Air Freight & Logistics		264,747
Auto Components – 6.1%
Aisan Industry Co., Ltd.	13,100	103,103
Calsonic Kansei Corp.	12,000	110,324
Daido Metal Co., Ltd.	4,300	46,752
Daikyonishikawa Corp.	5,200	63,726
Eagle Industry Co., Ltd.	6,100	73,731
Exedy Corp.	4,100	103,406
FCC Co., Ltd.	3,900	83,226
G-Tekt Corp.	4,998	91,703
Imasen Electric Industrial	5,000	43,006
Kasai Kogyo Co., Ltd.	5,000	51,745
Keihin Corp.	5,200	81,698
KYB Corp.	26,000	115,282
Mitsuba Corp.(a)	3,000	39,076
Musashi Seimitsu Industry Co., Ltd.	2,100	48,920
NHK Spring Co., Ltd.	28,900	277,684
Nifco, Inc.(a)	4,500	237,298
Nissin Kogyo Co., Ltd.	5,700	86,177
Pacific Industrial Co., Ltd.	5,800	65,981
Press Kogyo Co., Ltd.	7,900	33,390
Riken Corp.	1,000	34,267
Sanden Holdings Corp.	26,000	77,026
Sanoh Industrial Co., Ltd.	2,500	15,331
Shoei Co., Ltd.(a)	3,100	54,736
Sumitomo Riko Co., Ltd.	7,000	65,324
Tachi-S Co., Ltd.	1,700	27,381
Taiho Kogyo Co., Ltd.	5,600	61,328
Tokai Rika Co., Ltd.	14,825	287,233
Topre Corp.	3,800	79,216
Toyo Tire & Rubber Co., Ltd.	19,000	264,553
Toyoda Gosei Co., Ltd.	16,900	389,352
TPR Co., Ltd.	1,406	39,168
TS Tech Co., Ltd.	5,400	135,393
Unipres Corp.	3,600	62,995
Yokohama Rubber Co., Ltd. (The)	25,500	403,910

Total Auto Components		3,753,441
Automobiles – 0.1%
Nissan Shatai Co., Ltd.(a)	4,100	37,411
Banks – 9.4%
Akita Bank Ltd. (The)	10,000	29,527
Aomori Bank Ltd. (The)	12,000	37,920
Ashikaga Holdings Co., Ltd.	41,900	$148,956
Awa Bank Ltd. (The)	21,000	128,574
Bank of Iwate Ltd. (The)	1,800	69,501
Bank of Kyoto Ltd. (The)(a)	30,000	217,449
Bank of Nagoya Ltd. (The)(a)	1,000	34,563
Bank of Okinawa Ltd. (The)	2,840	84,136
Bank of Saga Ltd. (The)	12,000	29,388
Bank of the Ryukyus Ltd.	6,800	80,178
Chugoku Bank Ltd. (The)(a)	17,000	205,649
Chukyo Bank Ltd. (The)(a)	2,200	49,620
Daisan Bank Ltd. (The)(a)	3,800	62,292
Daishi Bank Ltd. (The)	47,000	179,154
Ehime Bank Ltd. (The)(a)	5,600	70,232
Eighteenth Bank Ltd. (The)	34,000	100,054
Fukui Bank Ltd. (The)(a)	23,000	58,144
Gunma Bank Ltd. (The)	66,800	300,803
Hachijuni Bank Ltd. (The)	77,800	401,811
Hiroshima Bank Ltd. (The)	89,000	365,615
Hokkoku Bank Ltd. (The)	43,000	129,087
Hokuetsu Bank Ltd. (The)(a)	2,100	44,151
Hokuhoku Financial Group, Inc.	22,700	302,846
Hyakugo Bank Ltd. (The)	10,000	35,945
Hyakujushi Bank Ltd. (The)	36,000	109,139
Iyo Bank Ltd. (The)(a)	30,000	180,121
Jimoto Holdings, Inc.	52,200	73,714
Juroku Bank Ltd. (The)	26,000	73,688
Kansai Urban Banking Corp.(a)	5,200	52,788
Keiyo Bank Ltd. (The)	37,000	156,016
Kiyo Bank Ltd. (The)	6,398	99,573
Michinoku Bank Ltd. (The)(a)	23,000	45,198
Mie Bank Ltd. (The)	1,000	19,671
Minato Bank Ltd. (The)	2,159	34,364
Miyazaki Bank Ltd. (The)(a)	13,000	34,276
Musashino Bank Ltd. (The)	5,600	140,463
Nanto Bank Ltd. (The)	1,900	66,795
Nishi-Nippon City Bank Ltd. (The)	93,000	196,993
North Pacific Bank Ltd.	74,500	261,907
Ogaki Kyoritsu Bank Ltd. (The)	48,000	158,791
San-In Godo Bank Ltd. (The)	16,000	108,389
Senshu Ikeda Holdings, Inc.	48,700	213,046
Shiga Bank Ltd. (The)(a)	24,000	116,131
Shikoku Bank Ltd. (The)	21,000	44,586
Toho Bank Ltd. (The)(a)	18,000	62,924
Tokyo TY Financial Group, Inc.	3,100	85,838
Yamagata Bank Ltd. (The)(a)	10,000	41,969
Yamaguchi Financial Group, Inc.(a)	18,000	190,727
Yamanashi Chuo Bank Ltd. (The)	24,000	102,859

Total Banks		5,835,561
Beverages – 0.6%
Coca-Cola East Japan Co., Ltd.	7,600	163,986
Sapporo Holdings Ltd.	4,200	115,882
Takara Holdings, Inc.	10,800	100,465

Total Beverages		380,333

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	147

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2016

Investments	Shares	Value
Building Products – 1.7%
Aica Kogyo Co., Ltd.	4,700	$123,969
Bunka Shutter Co., Ltd.(a)	5,300	41,870
Central Glass Co., Ltd.	13,000	50,837
Nichias Corp.	12,000	105,584
Nichiha Corp.	3,000	66,509
Nitto Boseki Co., Ltd.	13,000	42,364
Noritz Corp.	2,900	59,509
Okabe Co., Ltd.	7,800	63,315
Sanko Metal Industrial Co., Ltd.	1,000	28,954
Sankyo Tateyama, Inc.	3,200	51,793
Sanwa Holdings Corp.	22,900	219,581
Sinko Industries Ltd.	3,000	38,217
Takara Standard Co., Ltd.(a)	5,218	96,451
Takasago Thermal Engineering Co., Ltd.(a)	5,300	78,298

Total Building Products		1,067,251
Capital Markets – 3.7%
GCA Corp.	2,400	17,088
Ichigo, Inc.	13,000	57,127
Ichiyoshi Securities Co., Ltd.(a)	16,000	120,555
kabu.com Securities Co., Ltd.	45,000	150,200
Kyokuto Securities Co., Ltd.	7,000	89,172
Marusan Securities Co., Ltd.(a)	17,400	142,960
Matsui Securities Co., Ltd.(a)	49,900	405,054
Monex Group, Inc.(a)	32,565	75,893
Nihon M&A Center, Inc.	2,000	61,522
Okasan Securities Group, Inc.(a)	52,000	264,455
SBI Holdings, Inc.	42,600	503,131
Sparx Group Co., Ltd.(a)	22,200	39,461
Tokai Tokyo Financial Holdings, Inc.(a)	78,500	375,969

Total Capital Markets		2,302,587
Chemicals – 7.8%
Achilles Corp.	3,700	51,993
ADEKA Corp.	7,400	101,575
Arakawa Chemical Industries Ltd.	5,500	68,434
Chugoku Marine Paints Ltd.(a)	6,000	41,831
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	18,000	87,276
Denka Co., Ltd.	50,000	214,783
DIC Corp.	13,900	426,890
Fujimi, Inc.	3,100	46,440
Fujimori Kogyo Co., Ltd.	1,700	39,887
Fuso Chemical Co., Ltd.	3,000	61,176
Ihara Chemical Industry Co., Ltd.	1,000	8,848
JSP Corp.(a)	2,817	63,704
Kaneka Corp.	29,240	229,554
Kumiai Chemical Industry Co., Ltd.(a)	4,400	23,159
Kureha Corp.	1,600	58,224
Lintec Corp.	7,000	138,873
Mitsubishi Gas Chemical Co., Inc.	27,500	391,325
Nihon Nohyaku Co., Ltd.(a)	14,000	70,370
Nihon Parkerizing Co., Ltd.(a)	6,900	99,686
Nippon Kayaku Co., Ltd.	22,000	235,718
Nippon Shokubai Co., Ltd.	4,200	$260,050
Nippon Soda Co., Ltd.(a)	17,000	72,187
Nippon Valqua Industries Ltd.	4,000	54,352
NOF Corp.	12,000	121,227
Okamoto Industries, Inc.(a)	5,000	62,312
Osaka Soda Co., Ltd.	13,885	56,629
Riken Technos Corp.(a)	8,600	41,529
Sakai Chemical Industry Co., Ltd.(a)	21,000	67,812
Sakata INX Corp.	4,900	58,888
Sanyo Chemical Industries Ltd.	2,000	84,728
Sekisui Plastics Co., Ltd.	8,500	60,855
Shikoku Chemicals Corp.	5,000	45,277
Showa Denko K.K.	11,200	140,131
Sumitomo Bakelite Co., Ltd.	21,000	109,080
Sumitomo Seika Chemicals Co., Ltd.	1,200	42,246
T Hasegawa Co., Ltd.(a)	2,700	49,646
Taiyo Holdings Co., Ltd.	4,000	136,671
Takiron Co., Ltd.	10,000	45,425
Toagosei Co., Ltd.	11,300	121,855
Tokai Carbon Co., Ltd.	17,000	45,830
Toyo Ink SC Holdings Co., Ltd.	38,000	169,239
Toyobo Co., Ltd.	65,000	108,478
Ube Industries Ltd.	103,800	196,806
Yushiro Chemical Industry Co., Ltd.	3,200	45,157
Zeon Corp.	17,000	149,746

Total Chemicals		4,805,902
Commercial Services & Supplies – 1.5%
Aeon Delight Co., Ltd.	3,500	106,281
Bell System24 Holdings, Inc.(a)	7,000	60,001
Daiseki Co., Ltd.(a)	1,900	36,850
Itoki Corp.	5,700	38,220
Kokuyo Co., Ltd.	6,400	92,526
Matsuda Sangyo Co., Ltd.	3,100	42,368
Mitsubishi Pencil Co., Ltd.	1,000	49,326
NAC Co., Ltd.	3,400	29,378
Nippon Air Conditioning Services Co., Ltd.(a)	5,000	28,341
Nippon Parking Development Co., Ltd.(a)	22,800	31,746
Nissha Printing Co., Ltd.(a)	2,200	54,052
Okamura Corp.	11,400	109,761
Pilot Corp.	900	37,239
Relia, Inc.	6,400	56,944
Sato Holdings Corp.(a)	3,400	73,798
Toppan Forms Co., Ltd.	7,400	77,168

Total Commercial Services & Supplies		923,999
Communications Equipment – 0.4%
Hitachi Kokusai Electric, Inc.	10,700	195,794
Japan Radio Co., Ltd.	4,800	68,162

Total Communications Equipment		263,956
Construction & Engineering – 5.5%
Asunaro Aoki Construction Co., Ltd.	3,900	26,073
COMSYS Holdings Corp.	9,800	172,938
Dai-Dan Co., Ltd.	4,000	31,363
Fudo Tetra Corp.(a)	12,600	21,152

See Notes to Financial Statements.

148	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2016

Investments	Shares	Value
Hazama Ando Corp.	11,500	$69,501
Kandenko Co., Ltd.(a)	13,000	119,518
Kinden Corp.	17,800	203,901
Kitano Construction Corp.	9,000	23,374
Kumagai Gumi Co., Ltd.	20,000	51,351
Kyowa Exeo Corp.	12,000	169,812
Kyudenko Corp.(a)	3,800	138,844
Maeda Corp.	10,000	84,531
Maeda Road Construction Co., Ltd.	10,000	177,850
Meisei Industrial Co., Ltd.	7,800	36,972
Mirait Holdings Corp.(a)	7,344	62,224
NDS Co., Ltd.	1,200	29,234
Nichireki Co., Ltd.	6,100	44,094
Nippo Corp.(a)	9,000	170,019
Nippon Densetsu Kogyo Co., Ltd.	3,200	59,693
Nippon Koei Co., Ltd.(a)	7,000	32,143
Nippon Road Co., Ltd. (The)	9,000	35,995
Nishimatsu Construction Co., Ltd.	38,000	175,994
Obayashi Road Corp.	5,600	35,226
Okumura Corp.(a)	30,000	169,456
OSJB Holdings Corp.	15,400	32,392
Penta-Ocean Construction Co., Ltd.	12,200	69,153
Raito Kogyo Co., Ltd.	3,800	45,443
Seikitokyu Kogyo Co., Ltd.	5,300	26,745
Shinnihon Corp.	5,600	50,545
SHO-BOND Holdings Co., Ltd.(a)	1,500	69,545
Sumitomo Densetsu Co., Ltd.	4,800	49,818
Sumitomo Mitsui Construction Co., Ltd.	77,900	73,081
Taikisha Ltd.	3,700	91,052
Toa Corp.	2,800	51,595
Toda Corp.	30,000	157,014
Toenec Corp.(a)	10,000	48,882
Tokyo Energy & Systems, Inc.	4,000	41,633
Tokyu Construction Co., Ltd.	9,800	97,357
Toshiba Plant Systems & Services Corp.(a)	9,000	144,601
Totetsu Kogyo Co., Ltd.(a)	2,100	59,932
Toyo Construction Co., Ltd.	10,300	44,449
Toyo Engineering Corp.	10,000	32,193
Yahagi Construction Co., Ltd.	4,300	38,641
Yokogawa Bridge Holdings Corp.(a)	2,200	24,419
Yurtec Corp.	7,000	38,434

Total Construction & Engineering		3,428,182
Construction Materials – 0.4%
Krosaki Harima Corp.	17,000	43,648
Shinagawa Refractories Co., Ltd.	24,000	45,030
Sumitomo Osaka Cement Co., Ltd.	29,000	134,025

Total Construction Materials		222,703
Consumer Finance – 0.2%
J Trust Co., Ltd.(a)	8,100	63,351
Pocket Card Co., Ltd.	9,500	48,501

Total Consumer Finance		111,852
Containers & Packaging – 0.6%
FP Corp.(a)	2,700	$150,911
Fuji Seal International, Inc.	1,100	45,025
Nihon Yamamura Glass Co., Ltd.	25,000	42,710
Rengo Co., Ltd.	20,381	124,381

Total Containers & Packaging		363,027
Distributors – 0.5%
Doshisha Co., Ltd.	3,300	68,988
Happinet Corp.(a)	6,600	69,282
Paltac Corp.	6,603	153,819

Total Distributors		292,089
Diversified Consumer Services – 0.9%
Benesse Holdings, Inc.(a)	15,500	393,986
Gakkyusha Co., Ltd.	3,900	46,986
Meiko Network Japan Co., Ltd.(a)	3,200	28,377
Studio Alice Co., Ltd.	1,100	24,082
Tokyo Individualized Educational Institute, Inc.(a)	8,000	44,161

Total Diversified Consumer Services		537,592
Diversified Financial Services – 0.4%
Financial Products Group Co., Ltd.(a)	8,000	73,550
IBJ Leasing Co., Ltd.	7,600	152,127
Ricoh Leasing Co., Ltd.(a)	900	24,770

Total Diversified Financial Services		250,447
Electric Utilities – 1.0%
Hokkaido Electric Power Co., Inc.(a)	5,000	42,463
Hokuriku Electric Power Co.(a)	30,200	365,925
Okinawa Electric Power Co., Inc. (The)	3,050	68,550
Shikoku Electric Power Co., Inc.(a)	16,800	165,072

Total Electric Utilities		642,010
Electrical Equipment – 1.1%
Chiyoda Integre Co., Ltd.	3,800	76,814
Daihen Corp.	10,000	52,930
Denyo Co., Ltd.	900	9,314
Fujikura Ltd.	15,000	81,025
Furukawa Electric Co., Ltd.	3,826	103,337
GS Yuasa Corp.	30,000	122,649
Idec Corp.	6,100	56,262
Nippon Carbon Co., Ltd.(a)	16,000	27,176
Nissin Electric Co., Ltd.	5,700	94,226
Sinfonia Technology Co., Ltd.	20,000	32,588

Total Electrical Equipment		656,321
Electronic Equipment, Instruments & Components – 5.8%
Ai Holdings Corp.(a)	2,500	59,868
Amano Corp.	8,900	141,324
Anritsu Corp.	17,000	96,697
Azbil Corp.	6,800	204,138
Canon Electronics, Inc.	5,000	78,951
Citizen Holdings Co., Ltd.(a)	43,600	226,471
CONEXIO Corp.(a)	8,300	114,339
Daiwabo Holdings Co., Ltd.	25,000	58,757
Dexerials Corp.	21,000	172,745

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	149

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2016

Investments	Shares	Value
Enplas Corp.	1,129	$34,116
Hagiwara Electric Co., Ltd.	2,000	36,320
Horiba Ltd.	2,300	112,314
Ibiden Co., Ltd.	18,700	248,927
Iriso Electronics Co., Ltd.	500	26,613
Japan Aviation Electronics Industry Ltd.(a)	10,000	155,039
Kaga Electronics Co., Ltd.	6,700	82,439
Kyosan Electric Manufacturing Co., Ltd.	10,000	37,822
Macnica Fuji Electronics Holdings, Inc.	9,900	112,525
Marubun Corp.	7,500	43,253
Nippon Electric Glass Co., Ltd.	70,000	359,453
Nippon Signal Co., Ltd.(a)	5,000	41,772
Nohmi Bosai Ltd.	4,066	60,188
Oki Electric Industry Co., Ltd.	11,500	153,538
Optex Co., Ltd.(a)	500	11,801
Ryoden Corp.	6,000	37,446
Ryosan Co., Ltd.	7,900	238,720
Sanshin Electronics Co., Ltd.	4,500	38,661
Satori Electric Co., Ltd.	6,400	45,062
Shinko Shoji Co., Ltd.(a)	5,500	58,441
Siix Corp.	1,300	52,185
SMK Corp.	8,000	26,386
Sumida Corp.	4,900	48,243
Tabuchi Electric Co., Ltd.	12,600	41,807
Taiyo Yuden Co., Ltd.	8,400	81,955
Tamura Corp.	12,000	45,267
Topcon Corp.	9,000	127,003
UKC Holdings Corp.	2,900	47,281
Vitec Holdings Co., Ltd.	3,700	37,707

Total Electronic Equipment, Instruments & Components		3,595,574
Energy Equipment & Services – 0.2%
Modec, Inc.	4,000	70,785
Shinko Plantech Co., Ltd.	6,500	46,151
Toyo Kanetsu K.K.(a)	19,000	39,777

Total Energy Equipment & Services		156,713
Food & Staples Retailing – 1.9%
Ain Holdings, Inc.	900	60,969
Arcs Co., Ltd.	3,700	91,966
Axial Retailing, Inc.	1,600	55,379
Cawachi Ltd.	1,400	33,761
Cocokara fine, Inc.	1,300	49,746
Create SD Holdings Co., Ltd.	2,000	47,499
Heiwado Co., Ltd.	2,500	48,487
Inageya Co., Ltd.(a)	2,500	35,205
Kato Sangyo Co., Ltd.	3,000	70,626
Kobe Bussan Co., Ltd.(a)	3,000	82,743
Life Corp.	2,200	69,738
Ministop Co., Ltd.	3,100	53,419
Mitsubishi Shokuhin Co., Ltd.	4,500	145,534
Nihon Chouzai Co., Ltd.	700	30,519
Okuwa Co., Ltd.	3,000	28,025
Qol Co., Ltd.	2,500	35,921
San-A Co., Ltd.	1,000	49,869
Sogo Medical Co., Ltd.	900	$29,196
United Super Markets Holdings, Inc.	7,000	68,918
Valor Holdings Co., Ltd.	2,800	78,471
Yaoko Co., Ltd.	1,100	43,233

Total Food & Staples Retailing		1,209,224
Food Products – 2.6%
Ariake Japan Co., Ltd.(a)	1,300	69,708
Feed One Co., Ltd.	30,000	34,365
Fuji Oil Holdings, Inc.	6,551	133,588
Fujicco Co., Ltd.	1,800	41,256
Hokuto Corp.(a)	3,500	62,766
J-Oil Mills, Inc.	1,600	56,722
Kagome Co., Ltd.(a)	3,800	99,292
Marudai Food Co., Ltd.	11,000	53,444
Maruha Nichiro Corp.	2,800	75,679
Megmilk Snow Brand Co., Ltd.	2,800	101,891
Mitsui Sugar Co., Ltd.	4,200	100,951
Morinaga & Co., Ltd.(a)	2,400	115,183
Morinaga Milk Industry Co., Ltd.	10,000	79,692
Nichirei Corp.	7,500	167,679
Nippon Flour Mills Co., Ltd.	6,000	91,720
Nippon Suisan Kaisha Ltd.	10,200	43,614
Nisshin Oillio Group Ltd. (The)	16,000	74,103
Prima Meat Packers Ltd.(a)	10,000	35,945
S Foods, Inc.(a)	1,700	44,353
Sakata Seed Corp.	2,200	55,421
Showa Sangyo Co., Ltd.	14,000	72,997
Warabeya Nichiyo Holdings Co., Ltd.	1,400	29,226

Total Food Products		1,639,595
Gas Utilities – 0.2%
Saibu Gas Co., Ltd.(a)	26,000	63,931
Shizuoka Gas Co., Ltd.	5,000	39,254

Total Gas Utilities		103,185
Health Care Equipment & Supplies – 1.3%
Eiken Chemical Co., Ltd.(a)	1,800	51,690
Hogy Medical Co., Ltd.(a)	1,100	76,798
Jeol Ltd.	7,000	28,065
Mani, Inc.(a)	1,800	40,119
Nagaileben Co., Ltd.	4,900	108,340
Nakanishi, Inc.	1,500	54,436
Nihon Kohden Corp.	4,400	106,019
Nikkiso Co., Ltd.	5,600	49,881
Nipro Corp.	18,623	235,213
Paramount Bed Holdings Co., Ltd.(a)	1,703	64,074

Total Health Care Equipment & Supplies		814,635
Health Care Providers & Services – 1.3%
As One Corp.	2,000	86,703
BML, Inc.	2,700	70,736
Miraca Holdings, Inc.	6,100	301,792
NichiiGakkan Co., Ltd.(a)	9,200	71,409
Ship Healthcare Holdings, Inc.	3,659	111,651
Toho Holdings Co., Ltd.(a)	3,400	71,683

See Notes to Financial Statements.

150	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2016

Investments	Shares	Value
Vital KSK Holdings, Inc.	6,900	$72,772

Total Health Care Providers & Services		786,746
Hotels, Restaurants & Leisure – 2.7%
Accordia Golf Co., Ltd.(a)	11,600	117,873
Create Restaurants Holdings, Inc.	4,500	45,593
Doutor Nichires Holdings Co., Ltd.(a)	3,200	58,587
Hiramatsu, Inc.(a)	4,500	26,485
HIS Co., Ltd.(a)	1,700	44,235
Ichibanya Co., Ltd.(a)	2,600	90,890
KFC Holdings Japan Ltd.(a)	3,400	62,014
Kyoritsu Maintenance Co., Ltd.	800	49,612
MOS Food Services, Inc.(a)	2,000	63,398
Ohsho Food Service Corp.(a)	3,000	117,464
Plenus Co., Ltd.(a)	5,300	96,616
Resorttrust, Inc.(a)	9,000	182,018
Round One Corp.	10,700	72,379
Saizeriya Co., Ltd.	2,500	56,634
SFP Dining Co., Ltd.(a)	3,000	41,535
Shidax Corp.	11,000	45,188
Skylark Co., Ltd.	20,000	268,602
St. Marc Holdings Co., Ltd.(a)	1,700	46,401
Tokyo Dome Corp.	7,000	65,185
Toridoll.corp	1,200	27,480
Yoshinoya Holdings Co., Ltd.(a)	4,900	70,163
Zensho Holdings Co., Ltd.(a)	3,000	53,444

Total Hotels, Restaurants & Leisure		1,701,796
Household Durables – 2.1%
Chofu Seisakusho Co., Ltd.	1,900	49,533
Clarion Co., Ltd.	13,000	38,385
Cleanup Corp.	3,000	25,389
Foster Electric Co., Ltd.	3,406	61,753
France Bed Holdings Co., Ltd.	6,200	53,817
Fuji Corp., Ltd.	7,100	48,098
Fujitsu General Ltd.	5,000	107,638
JVC Kenwood Corp.	17,000	42,473
Meiwa Estate Co., Ltd.	6,100	33,854
Misawa Homes Co., Ltd.(a)	5,800	43,930
Mitsui Home Co., Ltd.	7,000	32,696
Nissei Build Kogyo Co., Ltd.(a)	10,000	47,894
PanaHome Corp.	17,000	134,637
Pressance Corp.(a)	4,000	44,122
Sanei Architecture Planning Co., Ltd.(a)	1,900	22,102
Sangetsu Corp.(a)	7,400	142,497
Starts Corp., Inc.	4,900	90,244
Sumitomo Forestry Co., Ltd.(a)	11,000	146,102
Tamron Co., Ltd.(a)	3,800	61,129
TOA Corp.	2,400	21,567
Zojirushi Corp.(a)	3,300	53,509

Total Household Durables		1,301,369
Household Products – 0.1%
Earth Chemical Co., Ltd.	2,000	94,109
Independent Power & Renewable Electricity Producers – 0.1%
West Holdings Corp.(a)	5,700	$40,190
Industrial Conglomerates – 0.5%
Nisshinbo Holdings, Inc.	20,000	196,712
TOKAI Holdings Corp.(a)	14,700	94,066

Total Industrial Conglomerates		290,778
Internet & Catalog Retail – 0.2%
ASKUL Corp.(a)	1,800	67,812
Belluna Co., Ltd.	10,900	67,059

Total Internet & Catalog Retail		134,871
Internet Software & Services – 0.9%
COOKPAD, Inc.(a)	3,200	30,463
Dip Corp.	2,200	67,783
F@N Communications, Inc.	7,000	51,222
GMO Internet, Inc.(a)	15,000	199,674
Gree, Inc.	15,000	83,691
Gurunavi, Inc.	2,800	76,508
Infomart Corp.(a)	2,300	26,551
Internet Initiative Japan, Inc.	1,500	28,040

Total Internet Software & Services		563,932
IT Services – 2.1%
Digital Garage, Inc.	1,100	21,063
DTS Corp.	2,000	44,240
Future Corp.	6,200	45,980
Information Services International-Dentsu Ltd.	1,700	31,746
Itochu Techno-Solutions Corp.	15,100	385,906
Japan Asia Group Ltd.	11,600	42,384
NEC Networks & System Integration Corp.	6,600	111,776
NET One Systems Co., Ltd.(a)	16,800	116,463
Nihon Unisys Ltd.	10,500	133,965
NS Solutions Corp.	10,500	182,284
TIS, Inc.	4,200	108,209
Transcosmos, Inc.(a)	3,600	94,564

Total IT Services		1,318,580
Leisure Products – 0.9%
Daikoku Denki Co., Ltd.(a)	2,600	39,411
Fields Corp.(a)	4,800	59,725
Furyu Corp.	1,400	41,890
Heiwa Corp.(a)	13,700	303,046
Mizuno Corp.(a)	11,000	58,658
Tomy Co., Ltd.(a)	4,900	51,388

Total Leisure Products		554,118
Life Sciences Tools & Services – 0.0%
EPS Holdings, Inc.	1,900	25,949
Machinery – 7.5%
Aichi Corp.	6,900	50,218
Aida Engineering Ltd.(a)	5,800	45,992
Alinco, Inc.	3,300	30,404
Anest Iwata Corp.(a)	2,800	28,646
Asahi Diamond Industrial Co., Ltd.(a)	8,700	70,019
Bando Chemical Industries Ltd.	5,000	49,375

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	151

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2016

Investments	Shares	Value
CKD Corp.	8,700	$104,041
Daifuku Co., Ltd.	7,000	127,053
DMG Mori Co., Ltd.	10,200	104,956
Ebara Corp.	7,200	211,382
Fujitec Co., Ltd.(a)	11,900	140,546
Furukawa Co., Ltd.	36,000	55,814
Giken Ltd.	1,600	29,467
Glory Ltd.	4,300	140,764
Harmonic Drive Systems, Inc.(a)	2,300	66,639
Hitachi Koki Co., Ltd.	12,600	90,955
Hitachi Zosen Corp.	10,335	52,050
Japan Steel Works Ltd. (The)	3,404	76,700
Juki Corp.	4,600	33,297
Kato Works Co., Ltd.(a)	3,600	74,833
Kitagawa Iron Works Co., Ltd.	2,800	45,872
Kito Corp.	5,800	55,557
Kitz Corp.	9,700	53,354
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,300	72,167
Max Co., Ltd.	7,000	84,126
Meidensha Corp.	13,000	42,493
METAWATER Co., Ltd.(a)	2,100	57,132
Mitsubishi Nichiyu Forklift Co., Ltd.	6,900	45,584
Mitsuboshi Belting Ltd.	5,000	42,265
Mitsui Engineering & Shipbuilding Co., Ltd.	90,000	125,315
Miura Co., Ltd.(a)	4,900	97,405
Morita Holdings Corp.(a)	3,800	53,549
Nachi-Fujikoshi Corp.(a)	29,000	105,387
Nippon Thompson Co., Ltd.(a)	17,500	64,287
Nissei ASB Machine Co., Ltd.	1,500	25,730
Nitta Corp.	1,400	34,839
Noritake Co., Ltd.	1,200	27,670
NTN Corp.	70,000	241,248
Obara Group, Inc.	1,800	70,390
Oiles Corp.	3,000	50,718
OKUMA Corp.(a)	15,000	113,613
OSG Corp.(a)	6,800	134,503
Ryobi Ltd.	10,000	44,043
Shibuya Corp.(a)	2,000	37,466
Shima Seiki Manufacturing Ltd.	2,700	73,136
Shinmaywa Industries Ltd.	10,000	65,669
Sodick Co., Ltd.	5,000	36,884
Star Micronics Co., Ltd.	8,800	109,234
Tadano Ltd.(a)	12,900	125,605
Takeuchi Manufacturing Co., Ltd.	3,000	49,859
Takuma Co., Ltd.	5,000	47,005
THK Co., Ltd.	13,300	259,000
Tocalo Co., Ltd.	3,900	84,767
Toshiba Machine Co., Ltd.	28,000	95,393
Tsubaki Nakashima Co., Ltd.	6,900	103,638
Tsubakimoto Chain Co.	21,000	160,924
Union Tool Co.	1,800	47,637
Yushin Precision Equipment Co., Ltd.	2,300	57,827

Total Machinery		4,624,442
Marine – 0.8%
Iino Kaiun Kaisha Ltd.(a)	18,200	$65,241
Kawasaki Kisen Kaisha Ltd.(a)	68,000	173,920
Mitsui OSK Lines Ltd.	110,000	253,098

Total Marine		492,259
Media – 1.3%
Asahi Broadcasting Corp.	5,600	36,554
Daiichikosho Co., Ltd.(a)	6,100	247,879
Intage Holdings, Inc.	2,000	33,437
Kadokawa Dwango*	5,000	72,434
SKY Perfect JSAT Holdings, Inc.	33,000	160,983
Toei Co., Ltd.(a)	6,000	48,408
Tv Tokyo Holdings Corp.(a)	3,000	65,531
Wowow, Inc.	3,700	101,465
Zenrin Co., Ltd.	2,800	49,356

Total Media		816,047
Metals & Mining – 3.1%
Aichi Steel Corp.	1,600	80,581
Alconix Corp.(a)	4,000	55,577
Asahi Holdings, Inc.	6,400	108,768
Daido Steel Co., Ltd.	41,000	186,649
Dowa Holdings Co., Ltd.	38,000	263,803
Godo Steel Ltd.	5,500	97,383
Mitsui Mining & Smelting Co., Ltd.	48,000	99,541
Nippon Denko Co., Ltd.(a)	45,500	76,384
Nippon Light Metal Holdings Co., Ltd.(a)	60,400	129,431
Nisshin Steel Co., Ltd.	12,632	170,023
Nittetsu Mining Co., Ltd.	1,900	73,268
Osaka Steel Co., Ltd.	4,300	77,622
Sanyo Special Steel Co., Ltd.	22,000	122,530
Toho Zinc Co., Ltd.	7,000	22,535
Tokyo Rope Manufacturing Co., Ltd.	3,100	51,582
Tokyo Tekko Co., Ltd.	15,000	59,547
UACJ Corp.	38,532	114,532
Yamato Kogyo Co., Ltd.	5,300	155,653

Total Metals & Mining		1,945,409
Multiline Retail – 0.9%
H2O Retailing Corp.	11,100	156,747
Parco Co., Ltd.	8,400	78,554
Seria Co., Ltd.	746	59,745
Takashimaya Co., Ltd.	30,000	244,705

Total Multiline Retail		539,751
Oil, Gas & Consumable Fuels – 0.7%
BP Castrol K.K.(a)	3,000	38,365
Cosmo Energy Holdings Co., Ltd.(a)	11,000	137,194
Itochu Enex Co., Ltd.(a)	12,100	92,365
Nippon Gas Co., Ltd.(a)	2,800	86,683
San-Ai Oil Co., Ltd.	6,300	42,678
Sinanen Holdings Co., Ltd.	2,000	40,982

Total Oil, Gas & Consumable Fuels		438,267

See Notes to Financial Statements.

152	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2016

Investments	Shares	Value
Paper & Forest Products – 0.9%
Chuetsu Pulp & Paper Co., Ltd.(a)	15,000	$32,884
Daiken Corp.	3,600	70,105
Daio Paper Corp.(a)	5,000	58,806
Hokuetsu Kishu Paper Co., Ltd.(a)	15,300	91,711
Nippon Paper Industries Co., Ltd.(a)	14,500	263,610
Tokushu Tokai Paper Co., Ltd.(a)	1,300	46,023

Total Paper & Forest Products		563,139
Personal Products – 0.8%
Aderans Co., Ltd.	7,500	33,476
Artnature, Inc.	2,100	13,376
Ci:z Holdings Co., Ltd.	3,400	97,301
Fancl Corp.(a)	5,800	98,342
Mandom Corp.	1,600	72,918
Milbon Co., Ltd.	1,300	63,610
Noevir Holdings Co., Ltd.(a)	4,900	149,035

Total Personal Products		528,058
Pharmaceuticals – 2.2%
Fuji Pharma Co., Ltd.(a)	2,100	55,598
JCR Pharmaceuticals Co., Ltd.	900	23,303
Kaken Pharmaceutical Co., Ltd.	4,700	286,831
KYORIN Holdings, Inc.	8,100	182,293
Mochida Pharmaceutical Co., Ltd.	1,500	117,020
Nichi-iko Pharmaceutical Co., Ltd.	2,500	47,524
Rohto Pharmaceutical Co., Ltd.	5,000	85,666
Sawai Pharmaceutical Co., Ltd.(a)	2,600	184,348
Seikagaku Corp.	4,100	66,926
Torii Pharmaceutical Co., Ltd.	1,900	40,865
Towa Pharmaceutical Co., Ltd.(a)	900	36,395
Tsumura & Co.(a)	6,300	178,240
ZERIA Pharmaceutical Co., Ltd.(a)	3,900	65,703

Total Pharmaceuticals		1,370,712
Professional Services – 1.4%
Altech Corp.	1,100	23,974
Benefit One, Inc.	1,600	50,007
en-japan, Inc.	1,600	34,444
FULLCAST Holdings Co., Ltd.	3,200	28,219
Funai Soken Holdings, Inc.(a)	3,660	54,467
Meitec Corp.	4,400	154,032
Nomura Co., Ltd.	4,200	64,868
Pasco Corp.(a)	10,000	30,810
Tanseisha Co., Ltd.	3,000	22,189
TechnoPro Holdings, Inc.	6,100	229,206
Weathernews, Inc.	1,400	41,890
World Holdings Co., Ltd.(a)	2,400	38,797
Yumeshin Holdings Co., Ltd.	15,000	114,650

Total Professional Services		887,553
Real Estate Management & Development – 1.8%
Airport Facilities Co., Ltd.	4,700	23,346
Daibiru Corp.	5,000	45,326
Daikyo, Inc.(a)	55,000	99,393
Goldcrest Co., Ltd.	3,000	48,911
Kenedix, Inc.	7,600	$33,623
Leopalace21 Corp.	15,000	98,356
Nippon Commercial Development Co., Ltd.(a)	1,600	27,160
Open House Co., Ltd.	2,600	55,176
Raysum Co., Ltd.(a)	7,000	43,964
Relo Group, Inc.(a)	648	107,312
SAMTY Co., Ltd.	3,400	35,120
Sumitomo Real Estate Sales Co., Ltd.	5,700	115,278
Sun Frontier Fudousan Co., Ltd.	3,300	33,076
Takara Leben Co., Ltd.(a)	8,300	55,571
TOC Co., Ltd.(a)	5,400	44,633
Tokyo Tatemono Co., Ltd.	14,600	174,021
Tosei Corp.	4,300	32,187
Unizo Holdings Co., Ltd.(a)	1,000	27,798

Total Real Estate Management & Development		1,100,251
Road & Rail – 1.7%
Fukuyama Transporting Co., Ltd.(a)	18,000	104,518
Hitachi Transport System Ltd.	7,000	138,873
Ichinen Holdings Co., Ltd.	3,800	35,874
Maruzen Showa Unyu Co., Ltd.	9,000	34,217
Nikkon Holdings Co., Ltd.	6,400	138,156
Nishi-Nippon Railroad Co., Ltd.(a)	18,000	86,032
Sakai Moving Service Co., Ltd.	900	22,779
Sankyu, Inc.	23,000	131,052
Seino Holdings Co., Ltd.	24,700	257,818
Senko Co., Ltd.(a)	13,700	94,972
Tonami Holdings Co., Ltd.	13,000	34,405

Total Road & Rail		1,078,696
Semiconductors & Semiconductor Equipment – 1.6%
Advantest Corp.(a)	13,100	175,935
Japan Material Co., Ltd.	800	30,060
Lasertec Corp.	3,600	68,648
MegaChips Corp.(a)	2,392	48,801
Micronics Japan Co., Ltd.(a)	6,900	91,782
Mimasu Semiconductor Industry Co., Ltd.	6,300	74,282
SCREEN Holdings Co., Ltd.	1,940	123,950
Sumco Corp.	34,000	275,653
Tokyo Seimitsu Co., Ltd.	3,400	90,015

Total Semiconductors & Semiconductor Equipment		979,126
Software – 0.8%
Broadleaf Co., Ltd.	3,200	34,918
Capcom Co., Ltd.(a)	4,000	97,763
COLOPL, Inc.(a)	3,000	46,363
Fuji Soft, Inc.	1,300	36,138
Imagica Robot Holdings, Inc.(a)	7,000	38,157
Marvelous, Inc.(a)	6,700	51,872
MTI Ltd.	6,000	36,795
NSD Co., Ltd.	4,900	78,292
Systena Corp.	3,000	57,147

Total Software		477,445

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	153

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2016

Investments	Shares	Value
Specialty Retail – 4.6%
Adastria Co., Ltd.	3,222	$73,594
Alpen Co., Ltd.(a)	3,800	68,371
AOKI Holdings, Inc.(a)	13,000	146,220
Aoyama Trading Co., Ltd.	9,600	329,907
Autobacs Seven Co., Ltd.(a)	12,700	181,222
Bic Camera, Inc.	6,800	56,205
Chiyoda Co., Ltd.(a)	4,800	117,269
DCM Holdings Co., Ltd.	17,000	145,549
EDION Corp.(a)	12,200	101,682
Geo Holdings Corp.(a)	5,000	64,287
Hard Off Corp. Co., Ltd.	1,900	20,470
IDOM, Inc.(a)	4,700	26,223
Joshin Denki Co., Ltd.	5,000	42,759
K’s Holdings Corp.(a)	10,934	179,777
Keiyo Co., Ltd.(a)	11,300	57,691
Kohnan Shoji Co., Ltd.	3,500	67,639
Komeri Co., Ltd.	3,000	72,582
Konaka Co., Ltd.	11,400	53,248
Nishimatsuya Chain Co., Ltd.	5,100	77,106
Nojima Corp.	3,000	37,032
PAL GROUP Holdings Co., Ltd.	2,300	53,057
Right On Co., Ltd.(a)	2,000	20,520
Sanrio Co., Ltd.(a)	13,157	239,714
Shimachu Co., Ltd.	7,000	173,229
T-Gaia Corp.	9,100	129,403
United Arrows Ltd.	2,900	70,248
VT Holdings Co., Ltd.(a)	19,554	103,114
Xebio Holdings Co., Ltd.	4,100	61,015
Yellow Hat Ltd.(a)	2,600	53,225

Total Specialty Retail		2,822,358
Technology Hardware, Storage & Peripherals – 0.8%
Elecom Co., Ltd.	3,500	75,727
Hitachi Maxell Ltd.	4,200	64,287
MCJ Co., Ltd.	7,300	60,770
Riso Kagaku Corp.	7,800	126,861
Roland DG Corp.	3,000	67,042
Wacom Co., Ltd.	26,000	78,310

Total Technology Hardware, Storage & Peripherals		472,997
Textiles, Apparel & Luxury Goods – 1.4%
Descente Ltd.(a)	3,000	38,543
Fujibo Holdings, Inc.	1,200	34,413
Goldwin, Inc.	800	41,712
Gunze Ltd.(a)	22,000	70,607
Japan Wool Textile Co., Ltd. (The)	7,600	53,736
Kurabo Industries Ltd.	27,000	50,926
Onward Holdings Co., Ltd.(a)	22,639	162,530
Seiko Holdings Corp.(a)	25,000	78,260
Seiren Co., Ltd.	5,000	59,102
TASAKI & Co., Ltd.(a)	3,400	49,960
Wacoal Holdings Corp.	14,000	157,053
Yondoshi Holdings, Inc.	1,800	41,558

Total Textiles, Apparel & Luxury Goods		838,400
Trading Companies & Distributors – 2.6%
Advan Co., Ltd.	3,500	$31,694
Daiichi Jitsugyo Co., Ltd.	5,000	27,156
Gecoss Corp.	3,700	32,044
Hanwa Co., Ltd.	24,000	144,571
Inaba Denki Sangyo Co., Ltd.	3,000	107,540
Inabata & Co., Ltd.	6,000	61,146
Iwatani Corp.	6,000	36,854
Japan Pulp & Paper Co., Ltd.	22,000	71,476
Kamei Corp.	4,900	42,436
Kanamoto Co., Ltd.	2,300	58,644
Kanematsu Corp.	32,000	49,296
Kuroda Electric Co., Ltd.	6,400	122,040
Mitsui Matsushima Co., Ltd.(a)	5,300	61,131
Nagase & Co., Ltd.	13,700	163,293
Nippon Steel & Sumikin Bussan Corp.	4,996	175,882
Nishio Rent All Co., Ltd.	1,400	40,881
Onoken Co., Ltd.(a)	4,000	49,178
Sanyo Trading Co., Ltd.	1,300	15,996
Seika Corp.	9,000	23,730
Trusco Nakayama Corp.	1,800	95,453
Yamazen Corp.	13,700	104,037
Yuasa Trading Co., Ltd.	3,000	68,405

Total Trading Companies & Distributors		1,582,883
Transportation Infrastructure – 0.5%
Kamigumi Co., Ltd.	11,000	95,374
Mitsubishi Logistics Corp.(a)	6,000	85,972
Nissin Corp.	10,000	31,304
Sumitomo Warehouse Co., Ltd. (The)	16,000	84,531

Total Transportation Infrastructure		297,181
TOTAL COMMON STOCKS (Cost: $58,659,125)		62,365,941
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 21.7%
United States – 21.7%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $13,440,589)(c)	13,440,589	13,440,589
TOTAL INVESTMENTS IN SECURITIES – 122.4% (Cost: $72,099,714)		75,806,530
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (22.4)%		(13,861,209)

NET ASSETS – 100.0%		$61,945,321

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $14,016,769 and the total market value of the collateral held by the Fund was $14,688,443. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,247,854.

See Notes to Financial Statements.

154	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	JPY	3,695,000	USD	36,487	$(1)
10/5/2016	JPY	1,359,481,229	USD	13,163,204	(262,310)
10/5/2016	JPY	1,035,780,198	USD	10,029,108	(199,706)
10/5/2016	JPY	1,359,516,770	USD	13,163,204	(262,661)
10/5/2016	JPY	1,359,475,964	USD	13,163,204	(262,258)
10/5/2016	JPY	1,359,607,595	USD	13,163,204	(263,558)
10/5/2016	USD	2,984,854	JPY	305,327,879	30,402
10/5/2016	USD	12,536,384	JPY	1,269,459,316	121
10/5/2016	USD	12,536,384	JPY	1,269,534,534	864
10/5/2016	USD	9,551,534	JPY	967,259,968	611
10/5/2016	USD	12,536,384	JPY	1,269,510,715	629
10/5/2016	USD	12,536,384	JPY	1,269,534,534	864
11/2/2016	JPY	1,337,945,860	USD	13,227,148	(985)
11/2/2016	JPY	1,019,412,815	USD	10,077,830	(999)
11/2/2016	JPY	1,337,953,797	USD	13,227,148	(1,063)
11/2/2016	JPY	1,337,978,928	USD	13,227,148	(1,311)
11/2/2016	JPY	1,337,986,865	USD	13,227,148	(1,390)
					$(1,222,751)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	155

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 100.7%
Japan – 100.7%
Commercial Services & Supplies – 0.1%
Nissha Printing Co., Ltd.(a)	130	$3,194
Communications Equipment – 0.2%
Hitachi Kokusai Electric, Inc.	210	3,843
Diversified Telecommunication Services – 4.5%
Nippon Telegraph & Telephone Corp.	2,380	108,441
Electronic Equipment, Instruments & Components – 24.8%
Ai Holdings Corp.	140	3,353
Alps Electric Co., Ltd.	890	21,093
Amano Corp.	160	2,541
Anritsu Corp.	520	2,958
Azbil Corp.	250	7,505
Citizen Holdings Co., Ltd.(a)	670	3,480
Hamamatsu Photonics K.K.	600	18,279
Hirose Electric Co., Ltd.	111	14,469
Hitachi High-Technologies Corp.	240	9,516
Hitachi Ltd.	15,700	72,651
Horiba Ltd.	170	8,301
Ibiden Co., Ltd.	330	4,393
Japan Aviation Electronics Industry Ltd.	300	4,651
Japan Display, Inc.*	1,350	2,093
Keyence Corp.	167	121,146
Kyocera Corp.	1,290	61,439
Mitsumi Electric Co., Ltd.*(a)	700	3,899
Murata Manufacturing Co., Ltd.	815	104,868
Nichicon Corp.	330	2,604
Nippon Electric Glass Co., Ltd.	1,200	6,162
Nippon Signal Co., Ltd.	230	1,921
Oki Electric Industry Co., Ltd.	160	2,136
Omron Corp.	650	23,140
Ryosan Co., Ltd.	130	3,928
Shimadzu Corp.	1,030	15,572
Siix Corp.	80	3,211
Taiyo Yuden Co., Ltd.	840	8,196
TDK Corp.	490	32,420
Topcon Corp.	200	2,822
Yaskawa Electric Corp.	1,140	16,864
Yokogawa Electric Corp.	740	9,756

Total Electronic Equipment, Instruments & Components		595,367
Household Durables – 11.4%
Alpine Electronics, Inc.	50	655
Casio Computer Co., Ltd.(a)	780	10,807
Fujitsu General Ltd.	200	4,305
Nikon Corp.	1,200	17,822
Panasonic Corp.	8,480	83,908
Pioneer Corp.*	1,610	3,466
Sharp Corp.*	7,000	9,332
Sony Corp.	4,400	143,082

Total Household Durables		273,377
Internet & Catalog Retail – 2.2%
ASKUL Corp.	80	$3,014
Rakuten, Inc.	3,080	39,874
Start Today Co., Ltd.	630	10,763

Total Internet & Catalog Retail		53,651
Internet Software & Services – 2.6%
DeNA Co., Ltd.	360	12,994
Dip Corp.	100	3,081
GMO Internet, Inc.	360	4,792
Gree, Inc.	300	1,674
Gurunavi, Inc.	100	2,732
Internet Initiative Japan, Inc.	40	748
Kakaku.com, Inc.	590	10,621
Mixi, Inc.	160	5,743
SMS Co., Ltd.	100	2,652
Yahoo Japan Corp.	4,270	16,951

Total Internet Software & Services		61,988
IT Services – 6.6%
Digital Garage, Inc.	210	4,021
Fujitsu Ltd.	6,800	36,261
GMO Payment Gateway, Inc.	80	4,155
Itochu Techno-Solutions Corp.	240	6,134
NEC Networks & System Integration Corp.	70	1,186
NET One Systems Co., Ltd.	200	1,386
Nihon Unisys Ltd.	340	4,338
Nomura Research Institute Ltd.	540	18,504
NS Solutions Corp.	240	4,167
NTT Data Corp.	540	26,823
Obic Co., Ltd.	290	15,321
Otsuka Corp.	250	11,788
SCSK Corp.	250	10,060
TIS, Inc.	400	10,306
Transcosmos, Inc.	130	3,415

Total IT Services		157,865
Leisure Products – 1.4%
Bandai Namco Holdings, Inc.	740	22,471
Sega Sammy Holdings, Inc.	620	8,786
Tomy Co., Ltd.(a)	200	2,097

Total Leisure Products		33,354
Media – 4.6%
Avex Group Holdings, Inc.	160	2,163
CyberAgent, Inc.	380	11,228
Daiichikosho Co., Ltd.(a)	170	6,908
Dentsu, Inc.	960	48,443
Hakuhodo DY Holdings, Inc.	950	11,051
Kadokawa Dwango*	230	3,332
Shochiku Co., Ltd.	300	3,635
SKY Perfect JSAT Holdings, Inc.	30	146
Toei Co., Ltd.	500	4,034
Toho Co., Ltd.	530	17,481
Tokyo Broadcasting System Holdings, Inc.	90	1,396

Total Media		109,817

See Notes to Financial Statements.

156	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

September 30, 2016

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 5.3%
Advantest Corp.	730	$9,804
Disco Corp.	110	12,915
Renesas Electronics Corp.*	1,250	7,579
Rohm Co., Ltd.	410	21,377
SCREEN Holdings Co., Ltd.	160	10,223
Sumco Corp.	490	3,973
Tokyo Electron Ltd.	600	52,597
Tokyo Seimitsu Co., Ltd.	170	4,501
Ulvac, Inc.	180	5,324

Total Semiconductors & Semiconductor Equipment		128,293
Software – 3.7%
Capcom Co., Ltd.	220	5,377
COLOPL, Inc.	240	3,709
Fuji Soft, Inc.	100	2,780
GungHo Online Entertainment, Inc.(a)	1,830	4,464
Koei Tecmo Holdings Co., Ltd.	220	4,323
Konami Holdings Corp.	430	16,539
Nexon Co., Ltd.	700	10,887
NSD Co., Ltd.	230	3,675
Oracle Corp.	150	8,428
Square Enix Holdings Co., Ltd.	370	12,679
Trend Micro, Inc.	440	15,251

Total Software		88,112
Technology Hardware, Storage & Peripherals – 11.7%
Brother Industries Ltd.	1,020	17,738
Canon, Inc.	3,650	105,375
Eizo Corp.	70	1,884
FUJIFILM Holdings Corp.	1,740	63,885
Hitachi Maxell Ltd.	70	1,071
Konica Minolta, Inc.	2,220	18,634
NEC Corp.	9,800	25,065
Ricoh Co., Ltd.	2,350	21,118
Seiko Epson Corp.	1,340	25,565
Toshiba TEC Corp.*	400	1,608

Total Technology Hardware, Storage & Peripherals		281,943
Trading Companies & Distributors – 0.1%
Inaba Denki Sangyo Co., Ltd.	100	3,585
Wireless Telecommunication Services – 21.5%
KDDI Corp.	6,210	191,025
NTT DOCOMO, Inc.	4,660	117,898
SoftBank Group Corp.	3,230	208,029

Total Wireless Telecommunication Services		516,952
TOTAL COMMON STOCKS (Cost: $2,167,318)		2,419,782
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $19,899)(c)	19,899	$19,899
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $2,187,217)		2,439,681
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.5)%		(36,899)

NET ASSETS – 100.0%		$2,402,782

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $26,580 and the total market value of the collateral held by the Fund was $28,047. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,148.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	JPY	97,293	USD	960	$(1)
10/5/2016	JPY	39,464,566	USD	382,122	(7,609)
10/5/2016	JPY	51,798,924	USD	501,531	(10,008)
10/5/2016	JPY	51,797,369	USD	501,531	(9,992)
10/5/2016	JPY	51,797,569	USD	501,531	(9,994)
10/5/2016	JPY	51,802,384	USD	501,531	(10,042)
10/5/2016	USD	501,531	JPY	50,786,032	5
10/5/2016	USD	501,531	JPY	50,788,088	25
10/5/2016	USD	382,122	JPY	38,696,539	24
10/5/2016	USD	501,531	JPY	50,789,040	35
10/5/2016	USD	501,531	JPY	50,789,040	35
11/2/2016	JPY	51,960,109	USD	513,686	(38)
11/2/2016	JPY	51,960,417	USD	513,686	(41)
11/2/2016	JPY	51,961,393	USD	513,686	(51)
11/2/2016	JPY	39,589,652	USD	391,380	(39)
11/2/2016	JPY	51,961,701	USD	513,686	(54)
					$(47,745)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	157

Schedule of Investments (unaudited)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.2%
Japan – 99.2%
Airlines – 0.2%
ANA Holdings, Inc.	2,000	$5,406
Auto Components – 6.2%
Aisin Seiki Co., Ltd.	300	13,613
Bridgestone Corp.	1,310	47,942
Denso Corp.	1,234	48,743
Koito Manufacturing Co., Ltd.	81	3,903
NGK Spark Plug Co., Ltd.	135	2,356
NHK Spring Co., Ltd.	200	1,922
Nifco, Inc.	51	2,689
NOK Corp.	300	6,491
Stanley Electric Co., Ltd.	132	3,529
Sumitomo Electric Industries Ltd.	744	10,403
Sumitomo Rubber Industries Ltd.	429	6,431
TS Tech Co., Ltd.	53	1,329
Yokohama Rubber Co., Ltd. (The)	300	4,752

Total Auto Components		154,103
Automobiles – 12.4%
Honda Motor Co., Ltd.	2,535	72,284
Isuzu Motors Ltd.	975	11,357
Mazda Motor Corp.	537	8,121
Nissan Motor Co., Ltd.	8,085	78,459
Suzuki Motor Corp.	321	10,651
Toyota Motor Corp.	2,131	121,612
Yamaha Motor Co., Ltd.	400	7,979

Total Automobiles		310,463
Banks – 0.3%
Seven Bank Ltd.(a)	1,200	3,816
Suruga Bank Ltd.	152	3,616

Total Banks		7,432
Beverages – 0.5%
Asahi Group Holdings Ltd.	378	13,684
Building Products – 1.1%
Aica Kogyo Co., Ltd.	100	2,638
Daikin Industries Ltd.	205	18,930
Sanwa Holdings Corp.	288	2,761
TOTO Ltd.	100	3,748

Total Building Products		28,077
Capital Markets – 0.2%
Ichigo, Inc.	100	439
Matsui Securities Co., Ltd.(a)	500	4,059

Total Capital Markets		4,498
Chemicals – 4.9%
Air Water, Inc.	190	3,557
Asahi Kasei Corp.	1,659	13,119
Daicel Corp.	368	4,604
DIC Corp.	137	4,208
JSR Corp.	348	5,426
Kansai Paint Co., Ltd.	156	3,394
Kuraray Co., Ltd.	516	$7,598
Mitsubishi Gas Chemical Co., Inc.	427	6,069
Nihon Parkerizing Co., Ltd.	69	997
Nippon Paint Holdings Co., Ltd.	170	5,624
Nissan Chemical Industries Ltd.	100	3,017
Nitto Denko Corp.	141	9,059
NOF Corp.	249	2,515
Shin-Etsu Chemical Co., Ltd.	340	23,509
Sumitomo Chemical Co., Ltd.	2,681	11,781
Taiyo Nippon Sanso Corp.	400	4,132
Toray Industries, Inc.	921	8,904
Tosoh Corp.	532	3,247
Zeon Corp.	219	1,929

Total Chemicals		122,689
Commercial Services & Supplies – 1.2%
Aeon Delight Co., Ltd.	100	3,037
Park24 Co., Ltd.	255	8,259
Secom Co., Ltd.	237	17,572

Total Commercial Services & Supplies		28,868
Construction & Engineering – 1.3%
COMSYS Holdings Corp.	158	2,788
Hazama Ando Corp.	100	604
JGC Corp.	148	2,550
Kajima Corp.	759	5,277
Kyowa Exeo Corp.(a)	188	2,660
Maeda Road Construction Co., Ltd.	120	2,134
Nippo Corp.	105	1,984
Obayashi Corp.	400	3,938
SHO-BOND Holdings Co., Ltd.	40	1,855
Taisei Corp.	1,000	7,456
Toshiba Plant Systems & Services Corp.	100	1,607

Total Construction & Engineering		32,853
Construction Materials – 0.2%
Sumitomo Osaka Cement Co., Ltd.	520	2,403
Taiheiyo Cement Corp.	1,143	3,262

Total Construction Materials		5,665
Diversified Telecommunication Services – 4.2%
Nippon Telegraph & Telephone Corp.	2,300	104,796
Electric Utilities – 0.2%
Tohoku Electric Power Co., Inc.	300	3,896
Electrical Equipment – 1.9%
Mabuchi Motor Co., Ltd.	100	5,471
Mitsubishi Electric Corp.	2,192	27,761
Nidec Corp.	151	13,811

Total Electrical Equipment		47,043
Electronic Equipment, Instruments & Components – 4.6%
Alps Electric Co., Ltd.	168	3,982
Hamamatsu Photonics K.K.	100	3,046
Hirose Electric Co., Ltd.	37	4,823
Hitachi High-Technologies Corp.	129	5,115
Hitachi Ltd.	6,396	29,597

See Notes to Financial Statements.

158	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

September 30, 2016

Investments	Shares	Value
Horiba Ltd.	46	$2,246
Keyence Corp.	15	10,881
Murata Manufacturing Co., Ltd.	227	29,209
Oki Electric Industry Co., Ltd.	100	1,335
Omron Corp.	200	7,120
Shimadzu Corp.	188	2,842
Taiyo Yuden Co., Ltd.	100	976
TDK Corp.	87	5,756
Topcon Corp.	100	1,411
Yaskawa Electric Corp.	200	2,959
Yokogawa Electric Corp.	254	3,349

Total Electronic Equipment, Instruments & Components		114,647
Food & Staples Retailing – 3.0%
FamilyMart UNY Holdings Co., Ltd.	156	10,383
Lawson, Inc.	168	13,222
Matsumotokiyoshi Holdings Co., Ltd.	66	3,389
Seven & I Holdings Co., Ltd.	779	36,594
Sugi Holdings Co., Ltd.	42	2,273
Sundrug Co., Ltd.	60	5,007
Tsuruha Holdings, Inc.	33	3,793

Total Food & Staples Retailing		74,661
Food Products – 1.4%
Ajinomoto Co., Inc.	386	8,548
Calbee, Inc.	73	2,750
Ezaki Glico Co., Ltd.	37	2,236
Kikkoman Corp.	108	3,434
MEIJI Holdings Co., Ltd.	100	9,865
NH Foods Ltd.	239	5,750
Yakult Honsha Co., Ltd.	32	1,435

Total Food Products		34,018
Health Care Equipment & Supplies – 1.4%
Hoya Corp.	437	17,426
Nakanishi, Inc.	41	1,488
Nihon Kohden Corp.	100	2,409
Sysmex Corp.	87	6,392
Terumo Corp.	211	8,053

Total Health Care Equipment & Supplies		35,768
Health Care Providers & Services – 0.1%
Ship Healthcare Holdings, Inc.	100	3,051
Health Care Technology – 0.1%
M3, Inc.	100	3,397
Hotels, Restaurants & Leisure – 0.4%
Oriental Land Co., Ltd.	100	6,057
Resorttrust, Inc.	100	2,023
Skylark Co., Ltd.	100	1,343

Total Hotels, Restaurants & Leisure		9,423
Household Durables – 2.5%
Casio Computer Co., Ltd.	263	3,644
Haseko Corp.	162	1,544
Panasonic Corp.	2,800	27,706
Rinnai Corp.	31	2,862
Sekisui Chemical Co., Ltd.	545	$7,777
Sekisui House Ltd.	1,056	17,842

Total Household Durables		61,375
Household Products – 0.4%
Lion Corp.	275	4,432
Pigeon Corp.	31	930
Unicharm Corp.	200	5,152

Total Household Products		10,514
Insurance – 0.6%
Sompo Japan Nipponkoa Holdings, Inc.	535	15,667
Internet & Catalog Retail – 0.3%
Rakuten, Inc.	200	2,589
Start Today Co., Ltd.	300	5,125

Total Internet & Catalog Retail		7,714
Internet Software & Services – 1.4%
DeNA Co., Ltd.	78	2,815
GMO Internet, Inc.(a)	161	2,143
Kakaku.com, Inc.	148	2,664
Mixi, Inc.	79	2,836
Yahoo Japan Corp.	5,908	23,454

Total Internet Software & Services		33,912
IT Services – 1.6%
Fujitsu Ltd.	2,000	10,665
Itochu Techno-Solutions Corp.	148	3,783
Nomura Research Institute Ltd.	200	6,853
NS Solutions Corp.	100	1,736
Obic Co., Ltd.	82	4,332
Otsuka Corp.	100	4,715
SCSK Corp.	126	5,070
Transcosmos, Inc.	81	2,128

Total IT Services		39,282
Leisure Products – 0.8%
Bandai Namco Holdings, Inc.	349	10,598
Heiwa Corp.	210	4,645
Shimano, Inc.	39	5,746

Total Leisure Products		20,989
Machinery – 8.3%
DMG Mori Co., Ltd.	200	2,058
Ebara Corp.	117	3,441
FANUC Corp.	261	43,841
Hino Motors Ltd.	1,018	10,767
Hitachi Construction Machinery Co., Ltd.	368	7,264
Hoshizaki Corp.	40	3,626
JTEKT Corp.	531	7,876
Kawasaki Heavy Industries Ltd.	4,000	12,245
Komatsu Ltd.	1,390	31,502
Kubota Corp.	1,118	16,709
Makita Corp.	154	10,889
Minebea Co., Ltd.	360	3,356
Mitsubishi Heavy Industries Ltd.	5,000	20,693
Nabtesco Corp.	127	3,568

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	159

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

September 30, 2016

Investments	Shares	Value
NGK Insulators Ltd.	196	$4,024
NSK Ltd.	1,150	11,652
OSG Corp.	100	1,978
SMC Corp.	23	6,562
Tadano Ltd.	118	1,149
THK Co., Ltd.	158	3,077
Tsubakimoto Chain Co.	208	1,594

Total Machinery		207,871
Media – 0.6%
CyberAgent, Inc.	96	2,836
Daiichikosho Co., Ltd.	100	4,064
Hakuhodo DY Holdings, Inc.	322	3,746
Toho Co., Ltd.	130	4,288

Total Media		14,934
Metals & Mining – 1.1%
Dowa Holdings Co., Ltd.	291	2,020
Nippon Steel & Sumitomo Metal Corp.	1,000	20,308
UACJ Corp.	1,000	2,973
Yamato Kogyo Co., Ltd.	100	2,937

Total Metals & Mining		28,238
Multiline Retail – 0.3%
Izumi Co., Ltd.	48	2,055
Marui Group Co., Ltd.	100	1,311
Ryohin Keikaku Co., Ltd.	18	3,614

Total Multiline Retail		6,980
Paper & Forest Products – 0.2%
Oji Holdings Corp.	1,000	3,930
Personal Products – 1.2%
Kao Corp.	404	22,704
Kobayashi Pharmaceutical Co., Ltd.	82	4,259
Kose Corp.	42	4,264

Total Personal Products		31,227
Pharmaceuticals – 5.2%
Astellas Pharma, Inc.	2,362	36,702
Chugai Pharmaceutical Co., Ltd.	488	17,517
Daiichi Sankyo Co., Ltd.	900	21,463
Hisamitsu Pharmaceutical Co., Inc.	119	6,381
KYORIN Holdings, Inc.	125	2,813
Mochida Pharmaceutical Co., Ltd.	38	2,965
Ono Pharmaceutical Co., Ltd.	100	2,771
Otsuka Holdings Co., Ltd.	400	18,127
Rohto Pharmaceutical Co., Ltd.	100	1,713
Sawai Pharmaceutical Co., Ltd.	43	3,049
Shionogi & Co., Ltd.	230	11,702
Tsumura & Co.	134	3,791

Total Pharmaceuticals		128,994
Professional Services – 0.5%
Meitec Corp.	44	1,540
Recruit Holdings Co., Ltd.	200	8,118
Temp Holdings Co., Ltd.	100	1,743

Total Professional Services		11,401
Real Estate Management & Development – 2.3%
Aeon Mall Co., Ltd.	200	$3,136
Daikyo, Inc.	1,000	1,807
Daito Trust Construction Co., Ltd.	93	14,855
Daiwa House Industry Co., Ltd.	863	23,483
Hulic Co., Ltd.	454	4,595
Relo Group, Inc.	20	3,312
Sumitomo Realty & Development Co., Ltd.	155	3,976
Tokyo Tatemono Co., Ltd.	100	1,192

Total Real Estate Management & Development		56,356
Road & Rail – 1.5%
Central Japan Railway Co.	60	10,197
East Japan Railway Co.	277	24,837
Keisei Electric Railway Co., Ltd.	69	1,700

Total Road & Rail		36,734
Semiconductors & Semiconductor Equipment – 1.0%
Disco Corp.	38	4,462
Sumco Corp.	500	4,054
Tokyo Electron Ltd.	200	17,532

Total Semiconductors & Semiconductor Equipment		26,048
Software – 1.1%
Capcom Co., Ltd.	100	2,444
GungHo Online Entertainment, Inc.(a)	474	1,156
Konami Holdings Corp.	107	4,116
Nexon Co., Ltd.	128	1,991
Oracle Corp.	82	4,607
Square Enix Holdings Co., Ltd.	93	3,187
Trend Micro, Inc.	256	8,873

Total Software		26,374
Specialty Retail – 1.7%
ABC-Mart, Inc.	73	4,945
Fast Retailing Co., Ltd.	41	13,073
Hikari Tsushin, Inc.	60	5,546
K’s Holdings Corp.	102	1,677
Sanrio Co., Ltd.	137	2,496
Shimamura Co., Ltd.	38	4,601
T-Gaia Corp.	57	811
USS Co., Ltd.	320	5,366
Yamada Denki Co., Ltd.(a)	700	3,456

Total Specialty Retail		41,971
Technology Hardware, Storage & Peripherals – 4.4%
Brother Industries Ltd.	414	7,200
Canon, Inc.	2,700	77,948
Konica Minolta, Inc.	886	7,437
NEC Corp.	2,758	7,054
Seiko Epson Corp.	600	11,447

Total Technology Hardware, Storage & Peripherals		111,086
Tobacco – 4.1%
Japan Tobacco, Inc.	2,500	101,689

See Notes to Financial Statements.

160	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

September 30, 2016

Investments	Shares	Value
Trading Companies & Distributors – 2.6%
ITOCHU Corp.	3,031	$37,773
Marubeni Corp.	3,979	20,256
MISUMI Group, Inc.	200	3,721
Nippon Steel & Sumikin Bussan Corp.	100	3,520

Total Trading Companies & Distributors		65,270
Wireless Telecommunication Services – 9.7%
KDDI Corp.	3,055	93,975
NTT DOCOMO, Inc.	4,832	122,249
SoftBank Group Corp.	417	26,857

Total Wireless Telecommunication Services		243,081
TOTAL COMMON STOCKS (Cost: $2,397,050)		2,476,075
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $14,280)(c)	14,280	14,280
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $2,411,330)		2,490,355
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		6,143

NET ASSETS – 100.0%		$2,496,498

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)	At September 30, 2016, the total market value of the Fund’s securities on loan was $13,551 and the total market value of the collateral held by the Fund was $14,280.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	JPY	55,000	USD	542	$(1)

CURRENCY LEGEND

JPY – Japanese yen

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	161

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.1%
Japan – 99.1%
Aerospace & Defense – 0.1%
Jamco Corp.(a)	15,000	$301,437
Air Freight & Logistics – 0.5%
AIT Corp.	31,200	269,282
Konoike Transport Co., Ltd.	41,100	556,848
Maruwa Unyu Kikan Co., Ltd.(a)	5,900	138,608
Mitsui-Soko Holdings Co., Ltd.	184,000	581,445
SBS Holdings, Inc.	22,400	198,860
Shibusawa Warehouse Co., Ltd. (The)	29,000	82,190
Yusen Logistics Co., Ltd.	18,700	180,232

Total Air Freight & Logistics		2,007,465
Auto Components – 5.9%
Aisan Industry Co., Ltd.	64,000	503,708
Calsonic Kansei Corp.	76,000	698,721
Daido Metal Co., Ltd.	34,800	378,362
Daikyonishikawa Corp.	31,900	390,934
Eagle Industry Co., Ltd.	45,400	548,754
Exedy Corp.	28,425	716,906
FCC Co., Ltd.	31,100	663,675
G-Tekt Corp.	20,100	368,793
Imasen Electric Industrial	26,600	228,792
Kasai Kogyo Co., Ltd.	24,900	257,692
Keihin Corp.	36,621	575,362
KYB Corp.	114,400	507,239
Mitsuba Corp.	17,800	231,849
Musashi Seimitsu Industry Co., Ltd.	19,200	447,270
NHK Spring Co., Ltd.	184,100	1,768,916
Nifco, Inc.(a)	28,886	1,523,243
Nissin Kogyo Co., Ltd.	59,300	896,542
Pacific Industrial Co., Ltd.	32,100	365,173
Sanden Holdings Corp.	185,963	550,920
Sanoh Industrial Co., Ltd.	77,700	476,489
Shoei Co., Ltd.	21,800	384,915
Tachi-S Co., Ltd.	10,200	164,284
Taiho Kogyo Co., Ltd.	27,200	297,880
Tokai Rika Co., Ltd.	92,258	1,787,490
Topre Corp.	25,300	527,411
Toyo Tire & Rubber Co., Ltd.	117,200	1,631,877
Toyoda Gosei Co., Ltd.(a)	104,500	2,407,530
TPR Co., Ltd.	18,900	526,509
TS Tech Co., Ltd.	34,200	857,491
Unipres Corp.	20,603	360,524
Yokohama Rubber Co., Ltd. (The)	147,000	2,328,425

Total Auto Components		23,373,676
Automobiles – 0.1%
Nissan Shatai Co., Ltd.(a)	44,800	408,781
Banks – 9.5%
Akita Bank Ltd. (The)	147,000	434,039
Aomori Bank Ltd. (The)	187,622	592,890
Ashikaga Holdings Co., Ltd.	259,600	922,886
Awa Bank Ltd. (The)	150,378	920,697
Bank of Iwate Ltd. (The)	12,300	$474,922
Bank of Kyoto Ltd. (The)(a)	194,000	1,406,172
Bank of Nagoya Ltd. (The)(a)	17,469	603,781
Bank of Okinawa Ltd. (The)	17,080	505,999
Bank of Saga Ltd. (The)	135,448	331,715
Bank of the Ryukyus Ltd.	44,608	525,966
Chugoku Bank Ltd. (The)(a)	106,300	1,285,908
Chukyo Bank Ltd. (The)	12,500	281,934
Daisan Bank Ltd. (The)	13,800	226,218
Daishi Bank Ltd. (The)	305,552	1,164,697
Ehime Bank Ltd. (The)(a)	25,400	318,550
Eighteenth Bank Ltd. (The)	151,046	444,494
Fukui Bank Ltd. (The)(a)	103,671	262,082
Gunma Bank Ltd. (The)	393,000	1,769,693
Hachijuni Bank Ltd. (The)	470,500	2,429,976
Hiroshima Bank Ltd. (The)	533,000	2,189,582
Hokkoku Bank Ltd. (The)	257,621	773,385
Hokuetsu Bank Ltd. (The)	14,100	296,439
Hokuhoku Financial Group, Inc.	138,300	1,845,093
Hyakugo Bank Ltd. (The)	210,000	754,851
Hyakujushi Bank Ltd. (The)	278,000	842,799
Iyo Bank Ltd. (The)(a)	190,900	1,146,173
Jimoto Holdings, Inc.	343,600	485,210
Juroku Bank Ltd. (The)	243,000	688,698
Keiyo Bank Ltd. (The)	185,684	782,966
Kiyo Bank Ltd. (The)	57,190	890,055
Mie Bank Ltd. (The)	23,039	453,202
Minato Bank Ltd. (The)	18,800	299,270
Miyazaki Bank Ltd. (The)(a)	149,000	392,860
Nanto Bank Ltd. (The)	18,300	643,342
Nishi-Nippon City Bank Ltd. (The)	640,000	1,355,651
North Pacific Bank Ltd.	471,615	1,657,976
Ogaki Kyoritsu Bank Ltd. (The)	211,423	699,419
San-In Godo Bank Ltd. (The)	110,500	748,561
Senshu Ikeda Holdings, Inc.	297,540	1,301,637
Shiga Bank Ltd. (The)(a)	174,923	846,416
Shikoku Bank Ltd. (The)	228,000	484,076
Tochigi Bank Ltd. (The)	55,843	224,993
Toho Bank Ltd. (The)	186,000	650,215
TOMONY Holdings, Inc.(a)	85,977	397,346
Towa Bank Ltd. (The)	320,000	281,242
Yamagata Bank Ltd. (The)	122,000	512,023
Yamaguchi Financial Group, Inc.(a)	110,000	1,165,556

Total Banks		37,711,655
Beverages – 0.6%
Coca-Cola East Japan Co., Ltd.	47,900	1,033,541
Sapporo Holdings Ltd.	29,498	813,879
Takara Holdings, Inc.	55,111	512,660

Total Beverages		2,360,080
Building Products – 1.8%
Aica Kogyo Co., Ltd.	36,915	973,683
Bunka Shutter Co., Ltd.	40,900	323,113
Central Glass Co., Ltd.	98,933	386,881

See Notes to Financial Statements.

162	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2016

Investments	Shares	Value
Nichias Corp.	76,827	$675,977
Nichiha Corp.	16,800	372,449
Nitto Boseki Co., Ltd.	127,996	417,110
Noritz Corp.	22,600	463,761
Okabe Co., Ltd.	23,400	189,945
Sanko Metal Industrial Co., Ltd.	7,000	202,676
Sankyo Tateyama, Inc.	18,900	305,901
Sanwa Holdings Corp.	146,366	1,403,460
Takara Standard Co., Ltd.(a)	29,032	536,681
Takasago Thermal Engineering Co., Ltd.	51,972	767,789

Total Building Products		7,019,426
Capital Markets – 3.6%
GCA Corp.	29,600	210,750
Ichigo, Inc.	88,700	389,784
Ichiyoshi Securities Co., Ltd.(a)	97,888	737,555
kabu.com Securities Co., Ltd.	336,200	1,122,161
Marusan Securities Co., Ltd.(a)	123,300	1,013,041
Matsui Securities Co., Ltd.(a)	321,500	2,609,717
Monex Group, Inc.(a)	331,594	772,786
Nihon M&A Center, Inc.	17,432	536,224
Okasan Securities Group, Inc.	318,000	1,617,242
SBI Holdings, Inc.	239,400	2,827,457
Sparx Group Co., Ltd.(a)	137,600	244,586
Tokai Tokyo Financial Holdings, Inc.(a)	448,000	2,145,657

Total Capital Markets		14,226,960
Chemicals – 7.4%
Achilles Corp.	28,000	393,463
ADEKA Corp.	65,125	893,929
Arakawa Chemical Industries Ltd.	27,200	338,439
Chugoku Marine Paints Ltd.(a)	52,000	362,534
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	58,714	284,684
Denka Co., Ltd.	325,000	1,396,089
DIC Corp.	74,800	2,297,220
Fujimi, Inc.	19,600	293,618
Fuso Chemical Co., Ltd.	16,200	330,351
Ihara Chemical Industry Co., Ltd.(a)	20,400	180,501
JSP Corp.	16,023	362,343
Kaneka Corp.	191,000	1,499,482
Kumiai Chemical Industry Co., Ltd.(a)	37,500	197,378
Kureha Corp.	11,465	417,200
Lintec Corp.	44,165	876,191
Mitsubishi Gas Chemical Co., Inc.	161,000	2,291,028
Nihon Parkerizing Co., Ltd.	63,200	913,066
Nippon Kayaku Co., Ltd.	137,000	1,467,881
Nippon Shokubai Co., Ltd.	26,200	1,622,219
Nippon Soda Co., Ltd.(a)	94,091	399,537
Nippon Valqua Industries Ltd.	14,338	194,821
NOF Corp.	111,000	1,121,345
Okamoto Industries, Inc.(a)	36,436	454,078
Osaka Soda Co., Ltd.	85,000	346,665
Riken Technos Corp.(a)	32,500	156,940
Sakata INX Corp.	44,100	529,993
Sanyo Chemical Industries Ltd.	12,835	$543,752
Sekisui Plastics Co., Ltd.	60,000	429,566
Shikoku Chemicals Corp.	46,000	416,551
Sumitomo Bakelite Co., Ltd.	141,092	732,873
Sumitomo Seika Chemicals Co., Ltd.	12,800	450,620
T Hasegawa Co., Ltd.	13,000	239,036
Taiyo Holdings Co., Ltd.	20,991	717,216
Takiron Co., Ltd.	56,000	254,382
Toagosei Co., Ltd.	97,100	1,047,086
Tokai Carbon Co., Ltd.	175,000	471,782
Toyo Ink SC Holdings Co., Ltd.	229,512	1,022,169
Toyobo Co., Ltd.	437,531	730,190
Ube Industries Ltd.	681,930	1,292,950
Yushiro Chemical Industry Co., Ltd.	17,800	251,184
Zeon Corp.	121,000	1,065,837

Total Chemicals		29,286,189
Commercial Services & Supplies – 1.6%
Aeon Delight Co., Ltd.	26,200	795,586
Bell System24 Holdings, Inc.(a)	46,400	397,721
Daiseki Co., Ltd.	12,707	246,448
Itoki Corp.	28,600	191,768
Kokuyo Co., Ltd.	44,103	637,602
Kyodo Printing Co., Ltd.	72,049	235,503
Matsuda Sangyo Co., Ltd.	13,400	183,139
Mitsubishi Pencil Co., Ltd.	3,700	182,506
NAC Co., Ltd.	32,200	278,230
Nippon Air Conditioning Services Co., Ltd.	19,400	109,965
Nippon Parking Development Co., Ltd.(a)	254,600	354,502
Nissha Printing Co., Ltd.(a)	15,200	373,452
Okamura Corp.	73,676	709,368
Pilot Corp.	5,200	215,158
Relia, Inc.	41,700	371,024
Sato Holdings Corp.(a)	22,038	478,344
Toppan Forms Co., Ltd.	56,900	593,358

Total Commercial Services & Supplies		6,353,674
Communications Equipment – 0.4%
Hitachi Kokusai Electric, Inc.	66,248	1,212,240
Japan Radio Co., Ltd.	16,000	227,206

Total Communications Equipment		1,439,446
Construction & Engineering – 5.2%
Asunaro Aoki Construction Co., Ltd.	58,100	388,423
COMSYS Holdings Corp.	70,300	1,240,568
Fudo Tetra Corp.(a)	69,900	117,346
Hazama Ando Corp.	78,500	474,419
Kandenko Co., Ltd.(a)	92,138	847,089
Kinden Corp.	120,300	1,378,048
Kitano Construction Corp.	56,651	147,131
Kumagai Gumi Co., Ltd.	98,000	251,617
Kyowa Exeo Corp.	76,666	1,084,900
Kyudenko Corp.(a)	25,290	924,041
Maeda Corp.	60,087	507,919
Maeda Road Construction Co., Ltd.	66,694	1,186,154
Meisei Industrial Co., Ltd.	41,500	196,712

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	163

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2016

Investments	Shares	Value
Mirait Holdings Corp.(a)	45,300	$383,819
NDS Co., Ltd.	6,300	153,479
Nichireki Co., Ltd.	36,500	263,842
Nippo Corp.	55,358	1,045,770
Nippon Densetsu Kogyo Co., Ltd.(a)	19,300	360,023
Nippon Koei Co., Ltd.(a)	64,000	293,882
Nishimatsu Construction Co., Ltd.	228,037	1,056,133
Obayashi Road Corp.	29,800	187,455
Okumura Corp.	191,853	1,083,690
OSJB Holdings Corp.	57,200	120,314
Penta-Ocean Construction Co., Ltd.	60,093	340,625
Raito Kogyo Co., Ltd.	24,100	288,205
Shinnihon Corp.	28,400	256,333
SHO-BOND Holdings Co., Ltd.(a)	10,600	491,453
Sumitomo Mitsui Construction Co., Ltd.	411,200	385,760
Taikisha Ltd.	28,565	702,947
Toa Corp.	15,300	281,932
Toda Corp.	182,549	955,424
Toenec Corp.(a)	43,000	210,191
Tokyo Energy & Systems, Inc.	21,000	218,575
Tokyu Construction Co., Ltd.	60,600	602,020
Toshiba Plant Systems & Services Corp.(a)	51,300	824,225
Totetsu Kogyo Co., Ltd.(a)	12,679	361,846
Toyo Construction Co., Ltd.	39,700	171,322
Toyo Engineering Corp.	68,554	220,694
Yahagi Construction Co., Ltd.	32,300	290,258
Yokogawa Bridge Holdings Corp.(a)	10,500	116,546
Yurtec Corp.	53,000	290,999

Total Construction & Engineering		20,702,129
Construction Materials – 0.3%
Shinagawa Refractories Co., Ltd.	98,000	183,874
Sumitomo Osaka Cement Co., Ltd.	196,404	907,688

Total Construction Materials		1,091,562
Consumer Finance – 0.2%
J Trust Co., Ltd.(a)	48,900	382,450
Pocket Card Co., Ltd.	42,600	217,491

Total Consumer Finance		599,941
Containers & Packaging – 0.6%
FP Corp.	16,900	944,591
Fuji Seal International, Inc.	11,805	483,205
Nihon Yamamura Glass Co., Ltd.	81,000	138,380
Rengo Co., Ltd.	143,000	872,700

Total Containers & Packaging		2,438,876
Distributors – 0.4%
Doshisha Co., Ltd.	23,800	497,552
Happinet Corp.(a)	20,600	216,243
Paltac Corp.	41,157	958,765

Total Distributors		1,672,560
Diversified Consumer Services – 0.8%
Benesse Holdings, Inc.(a)	96,600	2,455,423
Meiko Network Japan Co., Ltd.(a)	21,786	193,194
Studio Alice Co., Ltd.	10,660	$233,380
Tokyo Individualized Educational Institute, Inc.(a)	44,100	243,440

Total Diversified Consumer Services		3,125,437
Diversified Financial Services – 0.3%
Financial Products Group Co., Ltd.(a)	44,700	410,958
IBJ Leasing Co., Ltd.	44,200	884,742

Total Diversified Financial Services		1,295,700
Electric Utilities – 1.1%
Hokkaido Electric Power Co., Inc.(a)	32,300	274,310
Hokuriku Electric Power Co.(a)	212,600	2,576,015
Okinawa Electric Power Co., Inc. (The)	14,500	325,897
Shikoku Electric Power Co., Inc.(a)	105,100	1,032,682

Total Electric Utilities		4,208,904
Electrical Equipment – 1.5%
Chiyoda Integre Co., Ltd.	20,600	416,414
Daihen Corp.	64,000	338,755
Denyo Co., Ltd.	23,500	243,204
Endo Lighting Corp.(a)	26,500	210,137
Fujikura Ltd.	140,715	760,096
Furukawa Electric Co., Ltd.	26,100	704,918
GS Yuasa Corp.	227,000	928,040
Idec Corp.	38,236	352,663
Nippon Carbon Co., Ltd.(a)	101,000	171,550
Nissin Electric Co., Ltd.	36,065	596,186
Sanyo Denki Co., Ltd.	73,000	397,926
Sinfonia Technology Co., Ltd.	99,000	161,309
Takaoka Toko Co., Ltd.	17,800	373,525
Tatsuta Electric Wire and Cable Co., Ltd.(a)	121,900	427,339

Total Electrical Equipment		6,082,062
Electronic Equipment, Instruments & Components – 5.7%
Ai Holdings Corp.(a)	21,900	524,441
Amano Corp.	57,135	907,254
Anritsu Corp.	135,500	770,730
Azbil Corp.	49,954	1,499,631
Canon Electronics, Inc.	51,300	810,040
Citizen Holdings Co., Ltd.(a)	264,700	1,374,929
CONEXIO Corp.	51,700	712,206
Daiwabo Holdings Co., Ltd.	178,396	419,279
Dexerials Corp.	119,200	980,532
Hagiwara Electric Co., Ltd.	7,400	134,386
Hakuto Co., Ltd.	19,834	181,369
Horiba Ltd.	19,500	952,229
Ibiden Co., Ltd.	106,400	1,416,355
Iriso Electronics Co., Ltd.	3,800	202,261
Japan Aviation Electronics Industry Ltd.(a)	56,000	868,217
Kaga Electronics Co., Ltd.	31,300	385,126
Koa Corp.(a)	25,747	219,167
Kyosan Electric Manufacturing Co., Ltd.	40,000	151,286
Macnica Fuji Electronics Holdings, Inc.	61,400	697,886
Marubun Corp.	47,100	271,628
Nippon Electric Glass Co., Ltd.	407,000	2,089,962
Nippon Signal Co., Ltd.(a)	37,600	314,122

See Notes to Financial Statements.

164	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2016

Investments	Shares	Value
Nohmi Bosai Ltd.	31,691	$469,114
Oki Electric Industry Co., Ltd.	70,100	935,913
Optex Co., Ltd.(a)	3,200	75,525
Panasonic Industrial Devices SUNX Co., Ltd.	31,500	176,374
Ryoden Corp.	41,723	260,395
Ryosan Co., Ltd.	49,900	1,507,866
Sanshin Electronics Co., Ltd.	30,000	257,740
Satori Electric Co., Ltd.	15,900	111,951
Shinko Shoji Co., Ltd.	8,500	90,318
Siix Corp.	10,500	421,493
Sumida Corp.	19,100	188,048
Tabuchi Electric Co., Ltd.	69,000	228,944
Taiyo Yuden Co., Ltd.	44,600	435,143
Tamura Corp.	48,000	181,069
Topcon Corp.	55,900	788,832
UKC Holdings Corp.	18,700	304,880
Vitec Holdings Co., Ltd.	18,400	187,516

Total Electronic Equipment, Instruments & Components		22,504,157
Energy Equipment & Services – 0.3%
Modec, Inc.	26,504	469,019
Shinko Plantech Co., Ltd.	37,800	268,387
Toyo Kanetsu K.K.	134,000	280,531

Total Energy Equipment & Services		1,017,937
Food & Staples Retailing – 1.9%
Ain Holdings, Inc.	6,700	453,878
Arcs Co., Ltd.	30,194	750,489
Axial Retailing, Inc.	6,500	224,979
Cawachi Ltd.	19,000	458,184
Cocokara fine, Inc.	8,100	309,954
Create SD Holdings Co., Ltd.	10,500	249,371
Heiwado Co., Ltd.	23,563	456,996
Kato Sangyo Co., Ltd.	19,316	454,741
Kobe Bussan Co., Ltd.(a)	17,200	474,395
Life Corp.	13,000	412,087
Ministop Co., Ltd.	19,900	342,917
Mitsubishi Shokuhin Co., Ltd.	22,200	717,968
Nihon Chouzai Co., Ltd.	3,400	148,235
Qol Co., Ltd.	22,000	316,101
San-A Co., Ltd.	9,200	458,796
Sogo Medical Co., Ltd.	5,000	162,198
United Super Markets Holdings, Inc.(a)	32,000	315,055
Valor Holdings Co., Ltd.	20,591	577,073
Yaoko Co., Ltd.(a)	7,400	290,841

Total Food & Staples Retailing		7,574,258
Food Products – 2.5%
Ariake Japan Co., Ltd.(a)	8,928	478,734
Feed One Co., Ltd.	189,400	216,959
Fuji Oil Holdings, Inc.	37,000	754,506
Fujicco Co., Ltd.	20,200	462,985
Hokuto Corp.(a)	19,391	347,742
J-Oil Mills, Inc.	11,598	411,170
Kameda Seika Co., Ltd.(a)	4,300	239,066
Marudai Food Co., Ltd.	68,000	330,381
Maruha Nichiro Corp.	18,432	$498,182
Megmilk Snow Brand Co., Ltd.	16,300	593,152
Mitsui Sugar Co., Ltd.	13,098	314,832
Morinaga & Co., Ltd.(a)	16,688	800,896
Morinaga Milk Industry Co., Ltd.	69,411	553,149
Nichirei Corp.	49,548	1,107,754
Nippon Flour Mills Co., Ltd.	45,383	693,753
Nippon Suisan Kaisha Ltd.	59,900	256,127
Nisshin Oillio Group Ltd. (The)	101,000	467,773
S Foods, Inc.(a)	15,200	396,567
Sakata Seed Corp.	7,500	188,935
Showa Sangyo Co., Ltd.	114,000	594,401

Total Food Products		9,707,064
Gas Utilities – 0.1%
Saibu Gas Co., Ltd.(a)	163,000	400,800
Shizuoka Gas Co., Ltd.	22,792	178,933

Total Gas Utilities		579,733
Health Care Equipment & Supplies – 1.4%
Eiken Chemical Co., Ltd.(a)	10,935	314,017
Hogy Medical Co., Ltd.(a)	8,600	600,425
Jeol Ltd.	45,000	180,418
Mani, Inc.(a)	15,500	345,465
Nagaileben Co., Ltd.	29,026	641,774
Nakanishi, Inc.	10,100	366,538
Nihon Kohden Corp.	29,700	715,627
Nikkiso Co., Ltd.	42,000	374,108
Nipro Corp.	127,400	1,609,091
Paramount Bed Holdings Co., Ltd.	12,121	456,041

Total Health Care Equipment & Supplies		5,603,504
Health Care Providers & Services – 1.2%
As One Corp.	11,400	494,209
BML, Inc.	18,500	484,674
Japan Lifeline Co., Ltd.	2,300	108,680
Miraca Holdings, Inc.	35,700	1,766,227
NichiiGakkan Co., Ltd.(a)	74,600	579,031
Ship Healthcare Holdings, Inc.	24,307	741,704
Toho Holdings Co., Ltd.(a)	21,300	449,074

Total Health Care Providers & Services		4,623,599
Hotels, Restaurants & Leisure – 2.8%
Accordia Golf Co., Ltd.(a)	70,800	719,431
Create Restaurants Holdings, Inc.	28,500	288,757
Doutor Nichires Holdings Co., Ltd.(a)	26,653	487,974
Fuji Kyuko Co., Ltd.(a)	27,402	319,846
Hiramatsu, Inc.(a)	21,400	125,951
HIS Co., Ltd.(a)	13,700	356,485
Ichibanya Co., Ltd.(a)	15,136	529,121
KFC Holdings Japan Ltd.(a)	15,400	280,885
Kyoritsu Maintenance Co., Ltd.	4,500	279,070
MOS Food Services, Inc.	11,000	348,689
Ohsho Food Service Corp.(a)	17,900	700,869
Plenus Co., Ltd.(a)	35,668	650,206
Resorttrust, Inc.(a)	51,608	1,043,729

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	165

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2016

Investments	Shares	Value
Round One Corp.	64,837	$438,585
Royal Holdings Co., Ltd.(a)	12,700	219,599
Saizeriya Co., Ltd.	17,700	400,966
SFP Dining Co., Ltd.(a)	20,100	278,282
Skylark Co., Ltd.	133,800	1,796,949
St. Marc Holdings Co., Ltd.(a)	14,700	401,232
Tokyo Dome Corp.	52,600	489,822
Tokyotokeiba Co., Ltd.(a)	97,424	193,376
Toridoll.corp(a)	6,000	137,402
Yoshinoya Holdings Co., Ltd.(a)	23,500	336,493
Zensho Holdings Co., Ltd.(a)	16,200	288,597

Total Hotels, Restaurants & Leisure		11,112,316
Household Durables – 2.1%
Alpine Electronics, Inc.	47,000	615,435
Chofu Seisakusho Co., Ltd.	13,300	346,734
Clarion Co., Ltd.	95,000	280,502
Cleanup Corp.	20,400	172,644
Foster Electric Co., Ltd.	15,700	284,651
France Bed Holdings Co., Ltd.	44,900	389,741
Fujitsu General Ltd.	38,000	818,052
JVC Kenwood Corp.	91,000	227,354
Misawa Homes Co., Ltd.(a)	23,600	178,751
Mitsui Home Co., Ltd.	30,000	140,127
Nissei Build Kogyo Co., Ltd.(a)	56,000	268,207
PanaHome Corp.	101,177	801,303
Pressance Corp.(a)	28,400	313,265
Sangetsu Corp.	51,100	984,002
Starts Corp., Inc.	31,400	578,295
Sumitomo Forestry Co., Ltd.(a)	75,500	1,002,790
Tamron Co., Ltd.(a)	26,166	420,919
TOA Corp.	18,752	168,511
Zojirushi Corp.(a)	20,700	335,648

Total Household Durables		8,326,931
Household Products – 0.2%
Earth Chemical Co., Ltd.	14,600	687,000
Independent Power & Renewable Electricity Producers – 0.1%
West Holdings Corp.(a)	39,700	279,917
Industrial Conglomerates – 0.4%
Nisshinbo Holdings, Inc.	121,500	1,195,023
TOKAI Holdings Corp.(a)	88,300	565,036

Total Industrial Conglomerates		1,760,059
Internet & Catalog Retail – 0.2%
ASKUL Corp.(a)	13,865	522,342
Belluna Co., Ltd.	59,084	363,495

Total Internet & Catalog Retail		885,837
Internet Software & Services – 0.8%
COOKPAD, Inc.(a)	19,000	180,872
Dip Corp.	12,600	388,209
F@N Communications, Inc.	27,500	201,229
GMO Internet, Inc.(a)	85,972	1,144,426
Gree, Inc.	80,600	449,701
Gurunavi, Inc.	16,300	$445,387
Infomart Corp.(a)	19,300	222,799
Internet Initiative Japan, Inc.	12,500	233,669

Total Internet Software & Services		3,266,292
IT Services – 2.1%
DTS Corp.	16,891	373,632
Future Corp.	38,700	287,006
GMO Payment Gateway, Inc.(a)	2,000	103,886
Information Services International-Dentsu Ltd.	18,800	351,067
Itochu Techno-Solutions Corp.	87,000	2,223,434
Japan Asia Group Ltd.	65,600	239,688
NEC Networks & System Integration Corp.	45,479	770,221
NET One Systems Co., Ltd.(a)	84,358	584,795
Nihon Unisys Ltd.	57,800	737,447
NS Solutions Corp.	60,880	1,056,901
TIS, Inc.	31,100	801,263
Transcosmos, Inc.(a)	22,000	577,890

Total IT Services		8,107,230
Leisure Products – 0.9%
Daikoku Denki Co., Ltd.(a)	16,900	256,174
Fields Corp.(a)	31,300	389,453
Furyu Corp.(a)	7,100	212,443
Heiwa Corp.(a)	91,500	2,023,997
Mizuno Corp.(a)	74,616	397,893
Tomy Co., Ltd.(a)	34,000	356,569

Total Leisure Products		3,636,529
Life Sciences Tools & Services – 0.0%
EPS Holdings, Inc.	13,100	178,910
Machinery – 7.1%
Aichi Corp.	27,300	198,688
Aida Engineering Ltd.(a)	57,100	452,785
Alinco, Inc.	18,400	169,528
Anest Iwata Corp.(a)	32,300	330,448
Asahi Diamond Industrial Co., Ltd.	45,200	363,778
Bando Chemical Industries Ltd.	30,394	300,138
CKD Corp.	33,941	405,891
Daifuku Co., Ltd.	41,404	751,499
DMG Mori Co., Ltd.	61,700	634,883
Ebara Corp.	48,000	1,409,213
Fujitec Co., Ltd.(a)	77,561	916,042
Furukawa Co., Ltd.	301,000	466,667
Giken Ltd.(a)	8,100	149,178
Harmonic Drive Systems, Inc.(a)	12,700	367,963
Hitachi Koki Co., Ltd.	80,727	582,743
Hitachi Zosen Corp.	98,200	494,564
Hokuetsu Industries Co., Ltd.(a)	42,318	280,407
Japan Steel Works Ltd. (The)	17,305	389,963
Juki Corp.	24,000	173,722
Kato Works Co., Ltd.(a)	19,400	403,269
Kitagawa Iron Works Co., Ltd.	13,300	217,891
Kito Corp.	17,600	168,587
Kitz Corp.	78,789	433,373

See Notes to Financial Statements.

166	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2016

Investments	Shares	Value
Kyokuto Kaihatsu Kogyo Co., Ltd.	20,180	$231,164
Makino Milling Machine Co., Ltd.	62,578	381,283
Max Co., Ltd.	41,000	492,737
Meidensha Corp.	85,000	277,835
METAWATER Co., Ltd.(a)	12,300	334,632
Mitsubishi Nichiyu Forklift Co., Ltd.	36,800	243,117
Mitsuboshi Belting Ltd.	44,092	372,713
Mitsui Engineering & Shipbuilding Co., Ltd.	509,404	709,287
Miura Co., Ltd.(a)	30,500	606,295
Morita Holdings Corp.(a)	23,405	329,817
Nachi-Fujikoshi Corp.	176,000	639,589
Nissei ASB Machine Co., Ltd.	8,800	150,947
Nitta Corp.	13,200	328,485
Noritake Co., Ltd.	12,300	283,617
NTN Corp.	425,000	1,464,721
Obara Group, Inc.	14,779	577,938
Oiles Corp.	22,700	383,769
OKUMA Corp.(a)	90,852	688,130
OSG Corp.(a)	56,500	1,117,558
Ryobi Ltd.	82,000	361,151
Shibuya Corp.	14,800	277,249
Shima Seiki Manufacturing Ltd.	14,800	400,893
Shinmaywa Industries Ltd.	55,685	365,679
Sodick Co., Ltd.	30,700	226,464
Star Micronics Co., Ltd.	55,734	691,825
Tadano Ltd.	71,500	696,183
Takeuchi Manufacturing Co., Ltd.	18,800	312,452
Takuma Co., Ltd.	18,000	169,219
THK Co., Ltd.	77,700	1,513,103
Tocalo Co., Ltd.	12,500	271,688
Toshiba Machine Co., Ltd.	163,806	558,071
Tsubaki Nakashima Co., Ltd.	41,200	618,824
Tsubakimoto Chain Co.	101,228	775,716
Union Tool Co.	13,500	357,280
YAMABIKO Corp.	44,500	397,694
Yushin Precision Equipment Co., Ltd.	16,600	417,356

Total Machinery		28,085,701
Marine – 0.8%
Iino Kaiun Kaisha Ltd.	116,300	416,895
Japan Transcity Corp.	31,000	112,655
Kawasaki Kisen Kaisha Ltd.(a)	491,000	1,255,804
Mitsui OSK Lines Ltd.	649,000	1,493,280

Total Marine		3,278,634
Media – 1.4%
Asahi Broadcasting Corp.	17,100	111,619
Avex Group Holdings, Inc.(a)	44,799	605,637
Daiichikosho Co., Ltd.	36,200	1,471,022
Intage Holdings, Inc.	9,400	157,154
Shochiku Co., Ltd.(a)	27,000	327,152
SKY Perfect JSAT Holdings, Inc.	227,200	1,108,347
Toei Co., Ltd.(a)	47,313	381,719
Tv Tokyo Holdings Corp.(a)	17,500	382,264
Wowow, Inc.	18,400	504,585
Zenrin Co., Ltd.	18,687	$329,396

Total Media		5,378,895
Metals & Mining – 3.2%
Aichi Steel Corp.	12,000	604,355
Alconix Corp.(a)	10,800	150,058
Asahi Holdings, Inc.	34,100	579,530
Daido Steel Co., Ltd.	256,000	1,165,418
Dowa Holdings Co., Ltd.	223,000	1,548,106
Kyoei Steel Ltd.	41,614	783,666
Mitsui Mining & Smelting Co., Ltd.	478,000	991,261
Nippon Denko Co., Ltd.	257,941	433,022
Nippon Light Metal Holdings Co., Ltd.(a)	396,800	850,300
Nisshin Steel Co., Ltd.	80,628	1,085,231
Nittetsu Mining Co., Ltd.	8,200	316,210
Osaka Steel Co., Ltd.	26,600	480,174
Sanyo Special Steel Co., Ltd.	108,000	601,511
Toho Zinc Co., Ltd.	84,967	273,532
Tokyo Rope Manufacturing Co., Ltd.	15,600	259,576
Tokyo Tekko Co., Ltd.	96,000	381,099
Topy Industries Ltd.	23,900	489,022
UACJ Corp.	265,632	789,564
Yamato Kogyo Co., Ltd.	29,000	851,686

Total Metals & Mining		12,633,321
Multiline Retail – 0.7%
Parco Co., Ltd.	69,900	653,684
Seria Co., Ltd.	5,200	416,452
Takashimaya Co., Ltd.	190,000	1,549,795

Total Multiline Retail		2,619,931
Oil, Gas & Consumable Fuels – 0.7%
BP Castrol K.K.(a)	18,000	230,188
Cosmo Energy Holdings Co., Ltd.(a)	63,900	796,975
Itochu Enex Co., Ltd.(a)	81,081	618,927
Nippon Gas Co., Ltd.(a)	15,200	470,567
San-Ai Oil Co., Ltd.	52,116	353,050
Sinanen Holdings Co., Ltd.	12,354	253,147

Total Oil, Gas & Consumable Fuels		2,722,854
Paper & Forest Products – 0.9%
Chuetsu Pulp & Paper Co., Ltd.	71,000	155,651
Daiken Corp.	18,600	362,210
Daio Paper Corp.(a)	32,278	379,629
Hokuetsu Kishu Paper Co., Ltd.(a)	100,132	600,208
Nippon Paper Industries Co., Ltd.(a)	85,900	1,561,664
Tokushu Tokai Paper Co., Ltd.	9,100	322,160

Total Paper & Forest Products		3,381,522
Personal Products – 0.8%
Aderans Co., Ltd.	44,500	198,627
Artnature, Inc.	28,100	178,981
Ci:z Holdings Co., Ltd.	17,800	509,400
Fancl Corp.(a)	36,800	623,963
Mandom Corp.	10,953	499,167
Milbon Co., Ltd.	7,300	357,196
Noevir Holdings Co., Ltd.(a)	25,000	760,381

Total Personal Products		3,127,715

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	167

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2016

Investments	Shares	Value
Pharmaceuticals – 2.1%
Fuji Pharma Co., Ltd.	9,600	$254,161
JCR Pharmaceuticals Co., Ltd.	4,700	121,695
Kaken Pharmaceutical Co., Ltd.	28,600	1,745,401
KYORIN Holdings, Inc.	43,885	987,646
Mochida Pharmaceutical Co., Ltd.	9,011	702,976
Nichi-iko Pharmaceutical Co., Ltd.	18,300	347,874
Rohto Pharmaceutical Co., Ltd.(a)	31,800	544,838
Sawai Pharmaceutical Co., Ltd.	15,024	1,065,248
Seikagaku Corp.	21,200	346,058
Torii Pharmaceutical Co., Ltd.	7,500	161,309
Towa Pharmaceutical Co., Ltd.(a)	6,500	262,850
Tsumura & Co.(a)	40,500	1,145,830
ZERIA Pharmaceutical Co., Ltd.(a)	28,800	485,190

Total Pharmaceuticals		8,171,076
Professional Services – 1.3%
Altech Corp.	6,400	139,484
Benefit One, Inc.	9,200	287,543
en-japan, Inc.	8,900	191,596
FULLCAST Holdings Co., Ltd.	23,900	210,761
Funai Soken Holdings, Inc.(a)	22,140	329,482
Meitec Corp.	28,600	1,001,205
Nomura Co., Ltd.	27,200	420,094
Pasco Corp.(a)	44,000	135,565
Tanseisha Co., Ltd.	11,100	82,100
TechnoPro Holdings, Inc.	34,000	1,277,539
Weathernews, Inc.	6,900	206,458
World Holdings Co., Ltd.(a)	10,800	174,587
Yumeshin Holdings Co., Ltd.(a)	89,000	680,255

Total Professional Services		5,136,669
Real Estate Management & Development – 1.7%
Airport Facilities Co., Ltd.	44,619	221,630
Daibiru Corp.(a)	31,200	282,838
Daikyo, Inc.(a)	320,000	578,285
Goldcrest Co., Ltd.	19,500	317,923
Heiwa Real Estate Co., Ltd.	18,368	262,827
Kenedix, Inc.	54,400	240,667
Leopalace21 Corp.	66,400	435,388
Nippon Commercial Development Co., Ltd.(a)	17,400	295,370
Open House Co., Ltd.	18,600	394,721
Raysum Co., Ltd.(a)	39,800	249,966
Relo Group, Inc.(a)	4,346	719,720
Sumitomo Real Estate Sales Co., Ltd.	37,900	766,496
Takara Leben Co., Ltd.(a)	56,000	374,937
TOC Co., Ltd.	38,700	319,873
Tokyo Tatemono Co., Ltd.	88,400	1,053,659
Unizo Holdings Co., Ltd.(a)	9,600	266,864

Total Real Estate Management & Development		6,781,164
Road & Rail – 1.7%
Fukuyama Transporting Co., Ltd.(a)	94,059	546,158
Hitachi Transport System Ltd.	41,300	819,352
Ichinen Holdings Co., Ltd.	19,200	181,259
Maruzen Showa Unyu Co., Ltd.	51,000	193,897
Nikkon Holdings Co., Ltd.	45,460	$981,342
Nishi-Nippon Railroad Co., Ltd.(a)	115,000	549,647
Sakai Moving Service Co., Ltd.	5,400	136,673
Sankyu, Inc.	168,532	960,282
Seino Holdings Co., Ltd.	144,560	1,508,911
Senko Co., Ltd.(a)	80,856	560,519
Tonami Holdings Co., Ltd.	75,000	198,489

Total Road & Rail		6,636,529
Semiconductors & Semiconductor Equipment – 1.7%
Advantest Corp.(a)	85,200	1,144,245
Lasertec Corp.	18,600	354,680
MegaChips Corp.(a)	18,300	373,355
Micronics Japan Co., Ltd.(a)	40,500	538,720
Mimasu Semiconductor Industry Co., Ltd.	18,827	221,986
SCREEN Holdings Co., Ltd.	12,800	817,815
Shindengen Electric Manufacturing Co., Ltd.	57,000	222,900
Shinko Electric Industries Co., Ltd.	121,653	682,357
Sumco Corp.	207,100	1,679,051
Tokyo Seimitsu Co., Ltd.	25,700	680,410

Total Semiconductors & Semiconductor Equipment		6,715,519
Software – 0.8%
Broadleaf Co., Ltd.	17,100	186,595
Capcom Co., Ltd.	31,913	779,980
COLOPL, Inc.(a)	21,900	338,453
Fuji Soft, Inc.	13,400	372,498
Imagica Robot Holdings, Inc.(a)	28,100	153,174
Marvelous, Inc.(a)	44,400	343,748
MTI Ltd.	23,000	141,046
NSD Co., Ltd.	37,400	597,573
Systena Corp.	19,300	367,646

Total Software		3,280,713
Specialty Retail – 4.6%
Adastria Co., Ltd.	21,100	481,946
Alpen Co., Ltd.(a)	31,000	557,764
AOKI Holdings, Inc.	71,354	802,570
Aoyama Trading Co., Ltd.	57,400	1,972,567
Arcland Sakamoto Co., Ltd.	21,616	240,996
Autobacs Seven Co., Ltd.(a)	79,000	1,127,290
Bic Camera, Inc.	41,500	343,016
Chiyoda Co., Ltd.	31,791	776,684
DCM Holdings Co., Ltd.	95,645	818,883
EDION Corp.(a)	78,739	656,256
Geo Holdings Corp.(a)	42,500	546,438
Gfoot Co., Ltd.	11,200	78,195
Hard Off Corp. Co., Ltd.	12,800	137,903
Honeys Co., Ltd.	7,600	88,935
IDOM, Inc.(a)	34,260	191,151
Joshin Denki Co., Ltd.	32,000	273,658
K’s Holdings Corp.(a)	64,948	1,067,876
Kohnan Shoji Co., Ltd.	24,100	465,745
Komeri Co., Ltd.	19,237	465,419
Konaka Co., Ltd.	20,400	95,287
Kyoto Kimono Yuzen Co., Ltd.	13,700	117,566

See Notes to Financial Statements.

168	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2016

Investments	Shares	Value
Nishimatsuya Chain Co., Ltd.	35,800	$541,251
Nojima Corp.	18,100	223,424
PAL GROUP Holdings Co., Ltd.	18,200	419,841
Sac’s Bar Holdings, Inc.	32,300	346,077
Sanrio Co., Ltd.(a)	88,742	1,616,837
Shimachu Co., Ltd.	39,264	971,664
T-Gaia Corp.	61,300	871,693
United Arrows Ltd.	19,229	465,795
VT Holdings Co., Ltd.(a)	117,900	621,721
Xebio Holdings Co., Ltd.	39,000	580,388
Yellow Hat Ltd.(a)	12,600	257,935

Total Specialty Retail		18,222,771
Technology Hardware, Storage & Peripherals – 0.6%
Elecom Co., Ltd.	21,800	471,671
Hitachi Maxell Ltd.	27,700	423,987
MCJ Co., Ltd.	22,500	187,306
Riso Kagaku Corp.	48,200	783,937
Roland DG Corp.	7,600	169,839
Wacom Co., Ltd.	154,311	464,769

Total Technology Hardware, Storage & Peripherals		2,501,509
Textiles, Apparel & Luxury Goods – 1.3%
Descente Ltd.(a)	27,953	359,126
Fujibo Holdings, Inc.	7,500	215,079
Goldwin, Inc.	4,900	255,488
Gunze Ltd.(a)	154,834	496,925
Japan Wool Textile Co., Ltd. (The)	85,425	604,002
Kurabo Industries Ltd.	125,766	237,212
Onward Holdings Co., Ltd.	132,433	950,761
Seiren Co., Ltd.	36,911	436,305
TASAKI & Co., Ltd.(a)	18,700	274,780
Wacoal Holdings Corp.	96,000	1,076,937
Yondoshi Holdings, Inc.	12,700	293,217

Total Textiles, Apparel & Luxury Goods		5,199,832
Trading Companies & Distributors – 2.6%
Advan Co., Ltd.	17,700	160,281
Daiichi Jitsugyo Co., Ltd.	46,000	249,839
Gecoss Corp.	29,700	257,215
Hanwa Co., Ltd.	163,114	982,566
Inaba Denki Sangyo Co., Ltd.	25,194	903,118
Inabata & Co., Ltd.	53,541	545,641
Iwatani Corp.(a)	84,166	516,973
Japan Pulp & Paper Co., Ltd.	111,578	362,506
Kamei Corp.	32,700	283,197
Kanamoto Co., Ltd.	14,728	375,526
Kanematsu Corp.	269,000	414,398
Kuroda Electric Co., Ltd.	37,665	718,226
Mitsui Matsushima Co., Ltd.	32,700	377,165
Nagase & Co., Ltd.	71,804	855,848
Nippon Steel & Sumikin Bussan Corp.	28,000	985,730
Onoken Co., Ltd.(a)	22,300	274,167
Sanyo Trading Co., Ltd.	11,600	142,730
Seika Corp.	68,000	179,292
Trusco Nakayama Corp.	10,500	556,806
Yamazen Corp.	66,106	$502,005
Yuasa Trading Co., Ltd.	23,000	524,436

Total Trading Companies & Distributors		10,167,665
Transportation Infrastructure – 0.5%
Kamigumi Co., Ltd.	79,000	684,955
Mitsubishi Logistics Corp.(a)	43,000	616,136
Nissin Corp.	58,000	181,563
Sumitomo Warehouse Co., Ltd. (The)	81,538	430,779

Total Transportation Infrastructure		1,913,433
TOTAL COMMON STOCKS (Cost: $351,496,645)		391,512,686
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 15.1%
United States – 15.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $59,435,639)(c)	59,435,639	59,435,639
TOTAL INVESTMENTS IN SECURITIES – 114.2% (Cost: $410,932,284)		450,948,325
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (14.2)%		(56,008,639)

NET ASSETS – 100.0%		$394,939,686

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $65,782,617 and the total market value of the collateral held by the Fund was $70,423,934. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,988,295.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	169

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 100.7%
South Korea – 100.7%
Aerospace & Defense – 1.6%
Hanwha Techwin Co., Ltd.	188	$10,856
Korea Aerospace Industries Ltd.	3,265	226,195

Total Aerospace & Defense		237,051
Air Freight & Logistics – 2.6%
Hyundai Glovis Co., Ltd.	2,396	393,768
Auto Components – 7.2%
Hankook Tire Co., Ltd.	8,507	458,815
Hanon Systems	25,822	290,728
Mando Corp.	1,108	248,491
Nexen Tire Corp.	6,452	86,702

Total Auto Components		1,084,736
Automobiles – 8.8%
Hyundai Motor Co.	5,480	674,209
Kia Motors Corp.	17,044	652,294

Total Automobiles		1,326,503
Biotechnology – 0.3%
Medy-Tox, Inc.	107	43,768
Chemicals – 18.0%
Hanwha Chemical Corp.	10,339	227,179
Hyosung Corp.	4,642	547,927
Korea Petrochemical Ind Co., Ltd.	1,117	216,534
Kumho Petrochemical Co., Ltd.	2,825	179,296
LG Chem Ltd.	2,753	603,668
Lotte Chemical Corp.	2,587	699,983
OCI Co., Ltd.*(a)	1,839	156,123
SK Materials Co., Ltd.	527	75,412

Total Chemicals		2,706,122
Construction & Engineering – 5.3%
Daelim Industrial Co., Ltd.	3,067	230,857
Daewoo Engineering & Construction Co., Ltd.*	17,718	102,317
GS Engineering & Construction Corp.*	1,253	33,391
Hyundai Engineering & Construction Co., Ltd.	12,158	433,288

Total Construction & Engineering		799,853
Electronic Equipment, Instruments & Components – 4.7%
LG Display Co., Ltd.	27,539	702,634
Samsung Electro-Mechanics Co., Ltd.	208	9,235

Total Electronic Equipment, Instruments & Components		711,869
Food Products – 1.5%
CJ CheilJedang Corp.	665	219,181
Household Durables – 0.8%
LG Electronics, Inc.	2,679	116,515
Internet Software & Services – 4.8%
NAVER Corp.	911	730,388
IT Services – 2.4%
Samsung SDS Co., Ltd.	2,551	356,702
Media – 0.6%
Cheil Worldwide, Inc.	6,046	$87,834
Metals & Mining – 5.6%
Hyundai Steel Co.	13,470	621,307
POSCO	1,093	225,279

Total Metals & Mining		846,586
Oil, Gas & Consumable Fuels – 9.9%
S-Oil Corp.	9,627	709,777
SK Innovation Co., Ltd.	5,285	774,983

Total Oil, Gas & Consumable Fuels		1,484,760
Personal Products – 5.0%
Amorepacific Corp.	2,139	755,501
Pharmaceuticals – 0.1%
Hanmi Pharm Co., Ltd.	23	10,609
Semiconductors & Semiconductor Equipment – 5.5%
Eo Technics Co., Ltd.	276	16,239
SK Hynix, Inc.	22,429	818,673

Total Semiconductors & Semiconductor Equipment		834,912
Software – 1.9%
Com2uS Corp.*	1,067	96,881
NCSoft Corp.	706	189,425

Total Software		286,306
Technology Hardware, Storage & Peripherals – 11.8%
Samsung Electronics Co., Ltd.	1,226	1,778,861
Textiles, Apparel & Luxury Goods – 1.1%
Hansae Co., Ltd.	1,952	47,499
Youngone Corp.	3,562	119,828

Total Textiles, Apparel & Luxury Goods		167,327
Trading Companies & Distributors – 1.2%
Posco Daewoo Corp.	8,252	183,569
TOTAL COMMON STOCKS (Cost: $14,494,807)		15,162,721
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $114,825)(c)	114,825	114,825
TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $14,609,632)		15,277,546
Liabilities in Excess of Cash and Other Assets – (1.5)%		(228,789)

NET ASSETS – 100.0%		$15,048,757

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)	At September 30, 2016, the total market value of the Fund’s securities on loan was $109,346 and the total market value of the collateral held by the Fund was $114,825.

See Notes to Financial Statements.

170	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Korea Hedged Equity Fund (DXKW)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/6/2016	KRW	4,325,183,460	USD	3,875,161	$(62,628)
10/6/2016	KRW	4,325,183,460	USD	3,876,446	(61,343)
10/6/2016	KRW	4,325,183,460	USD	3,874,987	(62,802)
10/6/2016	KRW	3,659,770,620	USD	3,280,452	(51,524)
10/6/2016	KRW	141,519,182	USD	128,537	41
10/6/2016	USD	84,469	KRW	94,381,000	1,459
10/6/2016	USD	3,913,946	KRW	4,300,644,400	1,502
10/6/2016	USD	3,913,234	KRW	4,300,644,400	2,214
10/6/2016	USD	3,311,499	KRW	3,639,006,800	1,572
10/6/2016	USD	3,913,946	KRW	4,300,644,400	1,502
11/3/2016	KRW	4,385,485,000	USD	3,989,488	(3,054)
11/3/2016	KRW	4,385,485,000	USD	3,990,323	(2,219)
11/3/2016	KRW	3,710,795,000	USD	3,375,905	(2,400)
11/3/2016	KRW	4,385,485,000	USD	3,990,396	(2,146)
11/3/2016	USD	51,589	KRW	56,789,000	111
					$(239,715)

CURRENCY LEGEND

KRW – South Korean won

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	171

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.5%
United Kingdom – 99.5%
Aerospace & Defense – 2.9%
BAE Systems PLC	58,913	$401,007
Cobham PLC	38,851	84,634
Meggitt PLC	11,745	68,808
QinetiQ Group PLC	4,991	15,352
Rolls-Royce Holdings PLC*	19,802	185,204
Senior PLC	3,951	11,758
Ultra Electronics Holdings PLC	805	18,540

Total Aerospace & Defense		785,303
Airlines – 0.3%
easyJet PLC	5,874	76,837
Auto Components – 0.3%
GKN PLC	21,658	90,112
Banks – 6.6%
Barclays PLC	226,593	493,910
BGEO Group PLC	930	35,082
HSBC Holdings PLC	171,692	1,290,662

Total Banks		1,819,654
Beverages – 6.1%
Britvic PLC	3,140	24,595
Diageo PLC	33,929	974,251
Fevertree Drinks PLC	17	214
SABMiller PLC	11,406	665,997

Total Beverages		1,665,057
Biotechnology – 0.1%
Abcam PLC	930	10,148
Genus PLC	144	3,644

Total Biotechnology		13,792
Building Products – 0.1%
James Halstead PLC	4,472	26,068
Capital Markets – 2.7%
Aberdeen Asset Management PLC	39,323	166,676
ICAP PLC	15,150	91,728
IG Group Holdings PLC	7,447	84,257
Investec PLC	12,550	76,784
London Stock Exchange Group PLC	2,333	84,856
Man Group PLC	44,742	65,443
Schroders PLC	3,170	111,017
Schroders PLC Non-Voting Shares	1,486	39,108
Tullett Prebon PLC	8,702	37,710

Total Capital Markets		757,579
Chemicals – 0.8%
Croda International PLC	1,243	56,255
Elementis PLC	10,179	28,812
Essentra PLC	3,647	23,019
Johnson Matthey PLC	1,873	80,144
Synthomer PLC	3,152	15,117
Victrex PLC	900	18,331

Total Chemicals		221,678
Commercial Services & Supplies – 1.0%
Aggreko PLC	2,082	$25,788
Babcock International Group PLC	5,058	68,003
Berendsen PLC	2,165	34,985
G4S PLC	29,587	87,551
HomeServe PLC	3,427	25,642
Rentokil Initial PLC	13,837	39,957

Total Commercial Services & Supplies		281,926
Construction & Engineering – 0.2%
Carillion PLC	11,681	37,616
Keller Group PLC	882	10,059

Total Construction & Engineering		47,675
Containers & Packaging – 0.3%
DS Smith PLC	10,441	52,122
RPC Group PLC	1,606	20,028

Total Containers & Packaging		72,150
Distributors – 0.2%
Inchcape PLC	5,420	46,362
Diversified Telecommunication Services – 2.1%
BT Group PLC	99,212	501,394
Inmarsat PLC	8,485	77,705

Total Diversified Telecommunication Services		579,099
Electronic Equipment, Instruments & Components – 0.5%
Electrocomponents PLC	6,314	27,845
Halma PLC	2,416	32,922
Laird PLC	2,980	12,283
Renishaw PLC	506	17,333
Spectris PLC	1,421	36,327

Total Electronic Equipment, Instruments & Components		126,710
Energy Equipment & Services – 0.4%
Amec Foster Wheeler PLC	9,496	70,496
John Wood Group PLC	4,851	47,860

Total Energy Equipment & Services		118,356
Equity Real Estate Investment Trusts (REITs) – 0.6%
Hammerson PLC	12,451	94,941
Safestore Holdings PLC	2,065	10,327
Segro PLC	11,577	68,245

Total Equity Real Estate Investment Trusts (REITs)		173,513
Food Products – 0.8%
Associated British Foods PLC	3,733	126,078
Tate & Lyle PLC	8,527	82,964

Total Food Products		209,042
Health Care Equipment & Supplies – 0.4%
Smith & Nephew PLC	6,788	109,691
Health Care Providers & Services – 0.0%
Mediclinic International PLC	501	6,030
NMC Health PLC	342	6,086

Total Health Care Providers & Services		12,116

See Notes to Financial Statements.

172	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2016

Investments	Shares	Value
Hotels, Restaurants & Leisure – 2.0%
Carnival PLC	2,175	$106,458
Compass Group PLC	15,415	299,360
InterContinental Hotels Group PLC	2,157	89,102
Merlin Entertainments PLC(a)	6,237	35,616
Millennium & Copthorne Hotels PLC	2,673	15,104
SSP Group PLC	2,619	10,883

Total Hotels, Restaurants & Leisure		556,523
Household Products – 2.1%
PZ Cussons PLC	3,607	17,037
Reckitt Benckiser Group PLC	6,019	568,027

Total Household Products		585,064
Industrial Conglomerates – 0.4%
Smiths Group PLC	5,623	106,935
Insurance – 6.0%
Aviva PLC	82,459	471,838
Jardine Lloyd Thompson Group PLC	4,714	61,970
Old Mutual PLC	98,231	258,267
Prudential PLC	32,028	568,524
RSA Insurance Group PLC	12,130	86,032
Standard Life PLC	47,543	212,387

Total Insurance		1,659,018
IT Services – 0.1%
Computacenter PLC	1,095	10,099
NCC Group PLC	1,142	5,201

Total IT Services		15,300
Machinery – 0.8%
Bodycote PLC	2,737	20,923
IMI PLC	4,293	59,893
Morgan Advanced Materials PLC	3,112	11,707
Rotork PLC	7,472	20,500
Spirax-Sarco Engineering PLC	518	30,246
Vesuvius PLC	5,143	23,436
Weir Group PLC (The)	2,724	60,154

Total Machinery		226,859
Media – 3.4%
Cineworld Group PLC	2,676	20,162
Daily Mail & General Trust PLC Class A Non-Voting Shares	4,641	44,883
Euromoney Institutional Investor PLC	1,207	17,388
Informa PLC	7,541	69,746
ITV PLC	120,481	292,977
Pearson PLC	21,017	205,577
Sky PLC	23,590	273,952

Total Media		924,685
Metals & Mining – 8.2%
Acacia Mining PLC	1,769	11,432
BHP Billiton PLC	52,726	796,209
Fresnillo PLC	956	22,527
Hill & Smith Holdings PLC	684	10,076
Rio Tinto PLC	40,320	1,348,412
Vedanta Resources PLC	7,989	$60,502

Total Metals & Mining		2,249,158
Multi-Utilities – 4.8%
Centrica PLC	116,830	346,321
National Grid PLC	68,530	972,104

Total Multi-Utilities		1,318,425
Oil, Gas & Consumable Fuels – 15.0%
BP PLC	250,110	1,462,018
James Fisher & Sons PLC	354	7,491
Royal Dutch Shell PLC Class A	53,388	1,327,378
Royal Dutch Shell PLC Class B	50,865	1,319,490

Total Oil, Gas & Consumable Fuels		4,116,377
Paper & Forest Products – 0.3%
Mondi PLC	4,322	91,120
Personal Products – 2.5%
Unilever PLC	14,746	700,021
Pharmaceuticals – 11.0%
AstraZeneca PLC	23,701	1,540,611
Dechra Pharmaceuticals PLC	632	11,436
GlaxoSmithKline PLC	66,335	1,415,759
Hikma Pharmaceuticals PLC	701	18,376
Indivior PLC	11,316	45,054

Total Pharmaceuticals		3,031,236
Professional Services – 1.2%
Hays PLC	8,836	14,899
Intertek Group PLC	974	44,144
Pagegroup PLC	8,020	35,025
RELX PLC	11,740	223,111
WS Atkins PLC	1,059	21,859

Total Professional Services		339,038
Real Estate Management & Development – 0.1%
Savills PLC	1,648	15,328
Road & Rail – 0.1%
National Express Group PLC	7,006	31,334
Software – 0.6%
AVEVA Group PLC	359	9,308
Fidessa Group PLC	335	10,457
Micro Focus International PLC	1,795	51,251
Sage Group PLC (The)	9,369	89,817

Total Software		160,833
Specialty Retail – 0.7%
BCA Marketplace PLC	4,157	9,720
Dixons Carphone PLC	9,810	46,959
JD Sports Fashion PLC	194	3,722
Kingfisher PLC	25,174	123,250
SuperGroup PLC	131	2,557

Total Specialty Retail		186,208
Textiles, Apparel & Luxury Goods – 0.4%
Burberry Group PLC	5,644	101,102

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	173

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2016

Investments	Shares	Value
Ted Baker PLC	223	$7,138

Total Textiles, Apparel & Luxury Goods		108,240
Tobacco – 8.1%
British American Tobacco PLC	21,949	1,405,629
Imperial Brands PLC	15,698	810,264

Total Tobacco		2,215,893
Trading Companies & Distributors – 0.5%
Ashtead Group PLC	3,212	53,031
Bunzl PLC	2,371	70,222
Diploma PLC	1,155	13,188
SIG PLC	6,743	10,187

Total Trading Companies & Distributors		146,628
Transportation Infrastructure – 0.2%
BBA Aviation PLC	15,781	51,228
Wireless Telecommunication Services – 4.6%
Vodafone Group PLC	436,674	1,257,854
TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $31,129,484)		27,326,025
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.5%		126,715

NET ASSETS – 100.0%		$27,452,740

*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	GBP	4,398,843	USD	5,765,462	$51,366
10/4/2016	GBP	4,398,799	USD	5,765,462	51,422
10/4/2016	GBP	4,398,796	USD	5,765,462	51,427
10/4/2016	GBP	3,351,372	USD	4,392,734	39,302
10/4/2016	GBP	4,398,856	USD	5,765,462	51,348
10/4/2016	USD	409,602	GBP	315,624	394
10/4/2016	USD	4,327,200	GBP	3,331,096	(107)
10/4/2016	USD	5,679,445	GBP	4,372,032	(175)
10/4/2016	USD	5,679,445	GBP	4,372,295	166
10/4/2016	USD	5,679,445	GBP	4,371,948	(285)
10/4/2016	USD	5,679,445	GBP	4,372,066	(131)
11/2/2016	GBP	4,453,493	USD	5,788,156	(523)
11/2/2016	GBP	4,453,079	USD	5,788,156	15
11/2/2016	GBP	4,453,164	USD	5,788,156	(96)
11/2/2016	GBP	3,393,080	USD	4,410,027	(321)
11/2/2016	GBP	4,453,065	USD	5,788,156	33
					$243,835

CURRENCY LEGEND

GBP – British pound

USD – U.S. dollar

See Notes to Financial Statements.

174	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2016

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
ASSETS:

Investments, at cost	$36,148,528	$10,314,439,311	$211,074,700	$16,640,707	$895,630,665

Investment in affiliates, at cost (Note 3)	—	—	—	—	862,244

Foreign currency, at cost	20,934	4,925,845	273,024	5,235	63,878
Investments in securities, at value[1,2] (Note 2)	36,946,400	9,228,007,437	213,890,970	16,608,780	836,627,348

Investment in affiliates, at value (Note 3)	—	—	—	—	871,384

Cash	25,110	5,142,478	73,694	2,495	83,813

Foreign currency, at value	20,934	4,925,844	273,573	5,239	63,887

Unrealized appreciation on foreign currency contracts	—	16,672,816	14,537	1	—

Receivables:

Investment securities sold	—	59,711,526	490,803	—	241,385

Dividends and interest	205,351	1,393,319	76,461	13,596	1,142,071

Foreign tax reclaims	—	16,023,420	301,527	39,401	1,152,860
Total Assets	37,197,795	9,331,876,840	215,121,565	16,669,512	840,182,748
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	87,561,342	1,599,209	2	66

Payables:

Investment of cash collateral for securities loaned (Note 2)	339,083	88,799,255	10,413,600	21,457	60,903,261

Investment securities purchased	—	21,155,412	—	—	—

Capital shares redeemed	—	13,449,677	—	—	—

Advisory fees (Note 3)	17,263	4,462,955	97,171	7,935	375,813

Service fees (Note 2)	130	33,857	737	60	2,847
Total Liabilities	356,476	215,462,498	12,110,717	29,454	61,281,987
NET ASSETS	$36,841,319	$9,116,414,342	$203,010,848	$16,640,058	$778,900,761
NET ASSETS:

Paid-in capital	$61,669,086	$12,095,056,566	$220,130,919	$18,799,754	$938,265,385

Undistributed net investment income	32,720	1,519,901	140,445	9,377	1,192,122

Accumulated net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(25,660,648)	(1,822,768,654)	(18,494,134)	(2,137,056)	(101,510,825)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	800,161	(1,157,393,471)	1,233,618	(32,017)	(59,045,921)
NET ASSETS	$36,841,319	$9,116,414,342	$203,010,848	$16,640,058	$778,900,761
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	700,000	169,500,000	8,300,000	750,000	14,050,000
Net asset value per share	$52.63	$53.78	$24.46	$22.19	$55.44
[1] Includes market value of securities out on loan of:	$1,205,247	$81,113,438	$9,976,342	$56,703	$58,125,698
[2] Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	175

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2016

	WisdomTree Germany Hedged Equity Fund	WisdomTree Global ex-U.S. Hedged Dividend Fund	WisdomTree Global ex-U.S. Hedged Real Estate Fund	WisdomTree International Dividend ex- Financials Fund	WisdomTree International Equity Fund
ASSETS:

Investments, at cost	$163,501,420	$4,762,295	$2,543,331	$264,907,009	$658,021,807

Investment in affiliates, at cost (Note 3)	—	—	—	748,631	1,874,674

Foreign currency, at cost	60,174	1,875	235	32,427	316,808
Investments in securities, at value[1,2] (Note 2)	149,265,805	4,607,521	2,658,630	235,292,698	664,073,444

Investment in affiliates, at value (Note 3)	—	—	—	761,935	1,892,814

Cash	4,596	2,508	367	8,874	347,821

Foreign currency, at value	60,174	1,876	229	32,494	317,362

Unrealized appreciation on foreign currency contracts	837	8,448	4,249	—	—

Receivables:

Investment securities sold	683,410	—	—	—	—

Capital shares sold	—	—	—	1,918,160	—

Dividends and interest	1,107	14,274	7,465	595,662	1,889,061

Foreign tax reclaims	832,327	2,912	63	444,065	821,518
Total Assets	150,848,256	4,637,539	2,671,003	239,053,888	669,342,020
LIABILITIES:

Unrealized depreciation on foreign currency contracts	1,189,435	44,646	17,996	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	1,640,345	113,544	78,270	196,705	9,863,561

Investment securities purchased	—	78	—	1,918,058	16,274

Advisory fees (Note 3)	59,151	1,629	923	112,279	260,140

Service fees (Note 2)	542	16	10	843	2,389
Total Liabilities	2,889,473	159,913	97,199	2,227,885	10,142,364
NET ASSETS	$147,958,783	$4,477,626	$2,573,804	$236,826,003	$659,199,656
NET ASSETS:

Paid-in capital	$192,747,568	$4,977,502	$2,488,157	$427,505,444	$902,625,008

Undistributed net investment income	18,860	11,188	3,601	459,343	1,297,366

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(29,382,808)	(320,120)	(19,487)	(161,519,308)	(250,770,080)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(15,424,837)	(190,944)	101,533	(29,619,476)	6,047,362
NET ASSETS	$147,958,783	$4,477,626	$2,573,804	$236,826,003	$659,199,656
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,650,000	200,000	100,004	6,100,000	14,050,000
Net asset value per share	$26.19	$22.39	$25.74	$38.82	$46.92
[1] Includes market value of securities out on loan of:	$1,560,425	$112,855	$70,545	$274,076	$10,252,909
[2] Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

176	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2016

	WisdomTree International Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International Hedged SmallCap Dividend Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:

Investments, at cost	$2,461,840	$516,599,294	$—	$275,654,529	$374,802,700

Investment in affiliates, at cost (Note 3)	—	—	2,379,986	—	1,319,122

Foreign currency, at cost	1,127	75,433	254	19,968	76,637
Investments in securities, at value[1,2] (Note 2)	2,403,702	521,558,315	—	253,010,155	360,670,937

Investment in affiliates, at value (Note 3)	—	—	2,348,323	—	1,306,880

Cash	564	89,868	144	—	125,705

Foreign currency, at value	1,131	75,434	255	19,992	76,648

Unrealized appreciation on foreign currency contracts	4,349	961,725	3,540	3	36

Receivables:

Investment securities sold	—	—	22,666	327,902	2,127,103

Dividends and interest	7,608	1,025,040	—	724,889	931,209

Foreign tax reclaims	2,407	658,201	—	367,015	630,248
Total Assets	2,419,761	524,368,583	2,374,928	254,449,956	365,868,766
LIABILITIES:

Due to custodian	—	—	—	322,616	—

Unrealized depreciation on foreign currency contracts	21,535	4,153,059	26,034	—	16

Payables:

Investment of cash collateral for securities loaned (Note 2)	39,350	4,325,064	—	2,520,686	2,866,415

Investment securities purchased	77	—	—	9,883	13,785

Capital shares redeemed	—	—	—	—	2,149,368

Advisory fees (Note 3)	683	245,707	—	120,408	144,481

Service fees (Note 2)	9	1,865	9	911	1,315
Total Liabilities	61,654	8,725,695	26,043	2,974,504	5,175,380
NET ASSETS	$2,358,107	$515,642,888	$2,348,885	$251,475,452	$360,693,386
NET ASSETS:

Paid-in capital	$2,599,163	$530,038,637	$2,407,429	$373,037,704	$441,024,482

Undistributed net investment income	6,526	643,039	815	489,490	727,771

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(172,256)	(16,810,335)	(5,203)	(99,398,132)	(66,905,267)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(75,326)	1,771,547	(54,156)	(22,653,610)	(14,153,600)
NET ASSETS	$2,358,107	$515,642,888	$2,348,885	$251,475,452	$360,693,386
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	19,650,000	100,000	6,600,000	8,350,000
Net asset value per share	$23.58	$26.24	$23.49	$38.10	$43.20
[1] Includes market value of securities out on loan of:	$43,666	$4,736,533	—	$2,884,255	$3,353,013
[2] Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	177

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2016

	WisdomTree International MidCap Dividend Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund
ASSETS:

Investments, at cost	$149,425,006	$2,453,628	$1,130,792,308	$2,369,693	$7,837,846,809

Investment in affiliates, at cost (Note 3)	497,566	—	—	—	—

Foreign currency, at cost	90,923	505	1,169,519	1,654	2,232,107
Investments in securities, at value[1,2] (Note 2)	159,619,813	2,541,958	1,236,808,842	2,242,899	7,617,113,529

Investment in affiliates, at value (Note 3)	500,192	—	—	—	—

Cash	20,871	1,505	364,593	83	197,662

Foreign currency, at value	90,945	506	1,170,227	1,649	2,240,263

Unrealized appreciation on foreign currency contracts	—	—	75	108	2,210,426

Receivables:

Investment securities sold	—	—	—	9,606	26,749,445

Dividends and interest	592,894	5,043	5,959,877	16,404	66,470,336

Foreign tax reclaims	120,208	420	677,425	—	7,532,219
Total Assets	160,944,923	2,549,432	1,244,981,039	2,270,749	7,722,513,880
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	—	—	42,078	139,982,702

Payables:

Investment of cash collateral for securities loaned (Note 2)	3,859,815	6,212	99,094,507	149,500	806,159,789

Capital shares redeemed	—	—	—	—	4,267,537

Advisory fees (Note 3)	75,553	795	544,474	831	2,757,409

Service fees (Note 2)	570	9	4,124	8	25,275
Total Liabilities	3,935,938	7,016	99,643,105	192,417	953,192,712
NET ASSETS	$157,008,985	$2,542,416	$1,145,337,934	$2,078,332	$6,769,321,168
NET ASSETS:

Paid-in capital	$222,523,028	$2,468,528	$1,295,278,923	$2,648,084	$9,275,433,986

Undistributed net investment income	452,250	4,932	4,144,284	16,482	67,848,562

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(76,155,583)	(19,359)	(260,066,799)	(417,314)	(2,215,197,382)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	10,189,290	88,315	105,981,526	(168,920)	(358,763,998)
NET ASSETS	$157,008,985	$2,542,416	$1,145,337,934	$2,078,332	$6,769,321,168
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,800,000	100,004	18,750,000	100,000	159,000,000
Net asset value per share	$56.07	$25.42	$61.08	$20.78	$42.57
[1] Includes market value of securities out on loan of:	$4,814,273	$5,911	$110,771,857	$146,527	$817,780,065
[2] Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

178	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2016

	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Health Care Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:

Investments, at cost	$12,393,193	$10,532,483	$11,148,270	$38,190,493	$72,099,714

Foreign currency, at cost	12,403	9,710	1,426	198,121	40,683
Investments in securities, at value[1,2] (Note 2)	9,832,365	11,057,543	11,175,849	38,876,904	75,806,530

Cash	1,387	4,102	2,574	12,685	63

Foreign currency, at value	12,366	9,679	1,429	198,393	40,889

Unrealized appreciation on foreign currency contracts	500	534	561	5,385	33,491

Receivables:

Investment securities sold	—	51,128	52,969	117,784	247,648

Dividends and interest	124,737	76,376	87,843	336,990	533,537

Foreign tax reclaims	—	—	9,852	362	10,253
Total Assets	9,971,355	11,199,362	11,331,077	39,548,503	76,672,411
LIABILITIES:

Unrealized depreciation on foreign currency contracts	193,192	207,064	217,219	929,665	1,256,242

Payables:

Investment of cash collateral for securities loaned (Note 2)	359,660	23,670	193,567	448,525	13,440,589

Advisory fees (Note 3)	3,868	4,213	3,867	16,957	30,030

Service fees (Note 2)	35	39	40	155	229
Total Liabilities	556,755	234,986	414,693	1,395,302	14,727,090
NET ASSETS	$9,414,600	$10,964,376	$10,916,384	$38,153,201	$61,945,321
NET ASSETS:

Paid-in capital	$16,947,013	$13,556,177	$14,215,611	$40,836,679	$79,892,671

Undistributed net investment income	115,747	73,642	100,029	199,881	492,395

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(4,893,487)	(2,983,242)	(3,211,329)	(2,646,653)	(20,921,778)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,754,673)	317,799	(187,927)	(236,706)	2,482,033
NET ASSETS	$9,414,600	$10,964,376	$10,916,384	$38,153,201	$61,945,321
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	500,000	350,000	500,000	1,600,000	2,000,000
Net asset value per share	$18.83	$31.33	$21.83	$23.85	$30.97
[1] Includes market value of securities out on loan of:	$341,480	$22,574	$184,144	$427,197	$14,016,769
[2] Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	179

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

September 30, 2016

	WisdomTree Japan Hedged Tech, Media and Telecom Fund	WisdomTree Japan Quality Dividend Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Korea Hedged Equity Fund	WisdomTree United Kingdom Hedged Equity Fund
ASSETS:

Investments, at cost	$2,187,217	$2,411,330	$410,932,284	$14,609,632	$31,129,484

Foreign currency, at cost	1,925	566	808	—	769
Investments in securities, at value[1,2] (Note 2)	2,439,681	2,490,355	450,948,325	15,277,546	27,326,025

Cash	3	972	148,117	3,491	2,649

Foreign currency, at value	1,920	566	808	—	765

Unrealized appreciation on foreign currency contracts	124	—	—	8,401	245,473

Receivables:

Investment securities sold	13,776	—	—	128,497	—

Dividends and interest	16,005	19,672	3,310,975	921	55,730

Foreign tax reclaims	—	101	160,354	—	76
Total Assets	2,471,509	2,511,666	454,568,579	15,418,856	27,630,718
LIABILITIES:

Unrealized depreciation on foreign currency contracts	47,869	1	—	248,116	1,638

Payables:

Investment of cash collateral for securities loaned (Note 2)	19,899	14,280	59,435,639	114,825	—

Investment securities purchased	—	—	—	—	165,449

Advisory fees (Note 3)	950	878	191,799	7,104	10,792

Service fees (Note 2)	9	9	1,455	54	99
Total Liabilities	68,727	15,168	59,628,893	370,099	177,978
NET ASSETS	$2,402,782	$2,496,498	$394,939,686	$15,048,757	$27,452,740
NET ASSETS:

Paid-in capital	$2,649,186	$2,481,551	$359,245,928	$17,059,892	$30,179,378

Undistributed net investment income/(Accumulated net investment loss)	16,445	19,392	3,028,850	(43,716)	15,830

Accumulated net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(467,418)	(83,389)	(7,338,751)	(2,395,618)	817,475

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	204,569	78,944	40,003,659	428,199	(3,559,943)
NET ASSETS	$2,402,782	$2,496,498	$394,939,686	$15,048,757	$27,452,740
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	100,000	6,450,000	700,000	1,050,000
Net asset value per share	$24.03	$24.96	$61.23	$21.50	$26.15
[1] Includes market value of securities out on loan of:	$26,580	$13,551	$65,782,617	$109,346	—
[2] Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

180	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2016

	WisdomTree Australia Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$697,814	$273,814,984	$6,604,968	$287,813	$27,555,885

Dividends from affiliates (Note 3)	—	—	—	—	79,479

Interest	—	583	—	—	—

Securities lending income (Note 2)	10,473	4,578,717	289,079	4,559	588,846
Total investment income	708,287	278,394,284	6,894,047	292,372	28,224,210
EXPENSES:

Advisory fees (Note 3)	101,394	32,575,875	680,014	46,252	2,721,901

Service fees (Note 2)	768	247,127	5,159	351	20,654
Total expenses	102,162	32,823,002	685,173	46,603	2,742,555
Expense waivers (Note 3)	—	—	—	—	(3,259)
Net expenses	102,162	32,823,002	685,173	46,603	2,739,296
Net investment income	606,125	245,571,282	6,208,874	245,769	25,484,914
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,000,774)	(202,219,346)	(7,757,631)	(822,735)	(18,908,862)

Investment transactions in affiliates (Note 3)	—	—	—	—	526,709

In-kind redemptions	—	(62,399,024)	7,016,077	39,610	27,716,664

In-kind redemptions in affiliates (Note 3)	—	—	—	—	24,685

Futures contracts	—	1,734,240	—	—	—

Foreign currency contracts and foreign currency related transactions	16,377	(302,863,938)	(5,326,900)	(546)	(528,718)
Net realized gain (loss)	(984,397)	(565,748,068)	(6,068,454)	(783,671)	8,830,478
Net change in unrealized appreciation (depreciation) from:

Investment transactions	4,114,623	285,844,866	(2,311,324)	725,517	(43,757,250)

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(11,904)	575,197,879	10,560,652	(1,187)	(63,149)
Net change in unrealized appreciation (depreciation)	4,102,719	861,042,745	8,249,328	724,330	(43,820,399)
Net realized and unrealized gain (loss) on investments	3,118,322	295,294,677	2,180,874	(59,341)	(34,989,921)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,724,447	$540,865,959	$8,389,748	$186,428	$(9,505,007)
[1] Net of foreign withholding tax of:	$3,420	$39,774,106	$982,807	$37,792	$3,840,478

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	181

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2016

	WisdomTree Germany Hedged Equity Fund	WisdomTree Global ex-U.S. Hedged Dividend Fund	WisdomTree Global ex-U.S. Hedged Real Estate Fund	WisdomTree International Dividend ex- Financials Fund	WisdomTree International Equity Fund
INVESTMENT INCOME:

Dividends[1]	$4,862,861	$96,843	$69,522	$6,080,238	$14,653,784

Dividends from affiliates (Note 3)	—	—	—	67,912	118,591

Interest	—	60	—	—	—

Securities lending income (Note 2)	11,400	1,408	407	137,691	276,014
Total investment income	4,874,261	98,311	69,929	6,285,841	15,048,389
EXPENSES:

Advisory fees (Note 3)	416,364	9,663	7,288	666,303	1,508,682

Service fees (Note 2)	3,819	97	56	5,056	13,833
Total expenses	420,183	9,760	7,344	671,359	1,522,515
Expense waivers (Note 3)	—	—	(1,885)	(1,169)	(1,973)
Net expenses	420,183	9,760	5,459	670,190	1,520,542
Net investment income	4,454,078	88,551	64,470	5,615,651	13,527,847
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(4,530,034)	(59,417)	(7,634)	(5,017,883)	(1,235,595)

Investment transactions in affiliates (Note 3)	—	—	—	34,274	(85,509)

In-kind redemptions	1,265,642	—	—	25,576	1,575,410

In-kind redemptions in affiliates (Note 3)	—	—	—	3,095	1,533

Foreign currency contracts and foreign currency related transactions	(4,220,907)	(106,480)	(49,255)	32,172	54,600
Net realized gain (loss)	(7,485,299)	(165,897)	(56,889)	(4,922,766)	310,439
Net change in unrealized appreciation (depreciation) from:

Investment transactions	5,687,697	209,887	133,795	7,671,405	14,320,448

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	7,952,936	111,557	63,029	(22,408)	(57,999)
Net change in unrealized appreciation (depreciation)	13,640,633	321,444	196,824	7,648,997	14,262,449
Net realized and unrealized gain on investments	6,155,334	155,547	139,935	2,726,231	14,572,888
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,609,412	$244,098	$204,405	$8,341,882	$28,100,735
[1] Net of foreign withholding tax of:	$666,578	$11,989	$5,041	$907,063	$2,099,023
[2] Net of foreign capital gains tax withheld of:	—	—	—	—	$4,065

See Notes to Financial Statements.

182	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2016

	WisdomTree International Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree International Hedged SmallCap Dividend Fund	WisdomTree International High Dividend Fund	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$80,892	$7,531,961	$—	$7,063,789	$8,706,630

Dividends from affiliates (Note 3)	—	—	54,862	38,290	63,860

Securities lending income (Note 2)	1,142	137,392	528	137,529	135,546
Total investment income	82,034	7,669,353	55,390	7,239,608	8,906,036
EXPENSES:

Advisory fees (Note 3)	5,253	1,442,340	5,401	733,644	886,006

Service fees (Note 2)	66	10,944	41	5,567	8,124
Total expenses	5,319	1,453,284	5,442	739,211	894,130
Expense waivers (Note 3)	—	—	(5,401)	(260)	(2,473)
Net expenses	5,319	1,453,284	41	738,951	891,657
Net investment income	76,715	6,216,069	55,349	6,500,657	8,014,379
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(91,188)	(22,049,747)	—	(2,987,988)	(3,657,552)

Investment transactions in affiliates (Note 3)	—	—	(2,346)	(15,647)	42,193

In-kind redemptions	(28,234)	25,926,412	—	944,549	4,293,324

In-kind redemptions in affiliates (Note 3)	—	—	—	2,025	350

Foreign currency contracts and foreign currency related transactions	(84,710)	(14,676,345)	(25,471)	(42,813)	152,571
Net realized gain (loss)	(204,132)	(10,799,680)	(27,817)	(2,099,874)	830,886
Net change in unrealized appreciation (depreciation) from:

Investment transactions	128,375	2,316,537	54,395	5,997,405	9,011,948

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	147,102	23,715,229	16,507	(29,900)	(32,460)
Net change in unrealized appreciation (depreciation)	275,477	26,031,766	70,902	5,967,505	8,979,488
Net realized and unrealized gain on investments	71,345	15,232,086	43,085	3,867,631	9,810,374
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$148,060	$21,448,155	$98,434	$10,368,288	$17,824,753
[1] Net of foreign withholding tax of:	$10,067	$787,799	—	$959,952	$1,190,632

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	183

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months or Period Ended September 30, 2016

	WisdomTree International MidCap Dividend Fund	WisdomTree International Quality Dividend Growth Fund[1]	WisdomTree International SmallCap Dividend Fund	WisdomTree Japan Hedged Capital Goods Fund	WisdomTree Japan Hedged Equity Fund
INVESTMENT INCOME:

Dividends[2]	$3,502,711	$35,632	$26,089,452	$20,968	$86,407,261

Dividends from affiliates (Note 3)	19,788	—	162,773	—	—

Securities lending income (Note 2)	69,133	17	889,835	181	738,533
Total investment income	3,591,632	35,649	27,142,060	21,149	87,145,794
EXPENSES:

Advisory fees (Note 3)	447,531	5,889	3,235,517	5,842	18,731,933

Service fees (Note 2)	3,396	54	24,549	54	171,710
Total expenses	450,927	5,943	3,260,066	5,896	18,903,643
Expense waivers (Note 3)	(386)	(1,227)	(5,650)	—	—
Net expenses	450,541	4,716	3,254,416	5,896	18,903,643
Net investment income	3,141,091	30,933	23,887,644	15,253	68,242,151
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	2,099,834	(18,943)	(11,397,690)	(37,653)	(156,307,119)

Investment transactions in affiliates (Note 3)	(27,065)	—	350,637	—	—

In-kind redemptions	—	—	3,368,221	129,825	98,339,884

In-kind redemptions in affiliates (Note 3)	—	—	4,778	—	—

Foreign currency contracts and foreign currency related transactions	(13,875)	(416)	(178,859)	(241,709)	(787,515,087)
Net realized gain (loss)	2,058,894	(19,359)	(7,852,913)	(149,537)	(845,482,322)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(1,256,144)	88,330	50,678,423	162,313	658,986,743

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(14,731)	(15)	(87,402)	(32,573)	(106,246,748)
Net change in unrealized appreciation (depreciation)	(1,270,875)	88,315	50,591,021	129,740	552,739,995
Net realized and unrealized gain (loss) on investments	788,019	68,956	42,738,108	(19,797)	(292,742,327)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,929,110	$99,889	$66,625,752	$(4,544)	$(224,500,176)
[1] For the period April 7, 2016 (commencement of operations) through September 30, 2016.
[2] Net of foreign withholding tax of:	$392,966	$5,288	$2,762,662	$2,330	$9,601,712

See Notes to Financial Statements.

184	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Operations (unaudited) (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2016

	WisdomTree Japan Hedged Financials Fund	WisdomTree Japan Hedged Health Care Fund	WisdomTree Japan Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Real Estate Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:

Dividends[1]	$135,733	$96,342	$123,207	$935,033	$645,769

Securities lending income (Note 2)	2,909	6,290	769	35,309	47,913
Total investment income	138,642	102,632	123,976	970,342	693,682
EXPENSES:

Advisory fees (Note 3)	25,378	33,676	28,095	279,910	211,129

Service fees (Note 2)	233	309	258	2,566	1,602
Total expenses	25,611	33,985	28,353	282,476	212,731
Expense waivers (Note 3)	—	—	(2,927)	—	—
Net expenses	25,611	33,985	25,426	282,476	212,731
Net investment income	113,031	68,647	98,550	687,866	480,951
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(734,282)	(8,520)	(229,604)	1,772,558	(1,521,404)

In-kind redemptions	(552,200)	723,801	11,783	18,336,464	4,334,791

Foreign currency contracts and foreign currency related transactions	(1,051,047)	(1,356,386)	(1,235,202)	(15,168,889)	(7,301,492)
Net realized gain (loss)	(2,337,529)	(641,105)	(1,453,023)	4,940,133	(4,488,105)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	1,737,717	457,335	1,199,608	(12,479,557)	4,646,529

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(154,726)	(150,952)	(168,190)	(470,239)	(1,006,010)
Net change in unrealized appreciation (depreciation)	1,582,991	306,383	1,031,418	(12,949,796)	3,640,519
Net realized and unrealized loss on investments	(754,538)	(334,722)	(421,605)	(8,009,663)	(847,586)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(641,507)	$(266,075)	$(323,055)	$(7,321,797)	$(366,635)
[1] Net of foreign withholding tax of:	$15,081	$10,705	$14,634	$105,031	$71,500

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	185

Statements of Operations (unaudited) (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

For the Six Months Ended September 30, 2016

	WisdomTree Japan Hedged Tech, Media and Telecom Fund	WisdomTree Japan Quality Dividend Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Korea Hedged Equity Fund	WisdomTree United Kingdom Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$21,300	$26,486	$3,920,197	$15,525	$626,174

Interest	—	—	—	29	—

Securities lending income (Note 2)	877	91	196,711	6,787	5,729
Total investment income	22,177	26,577	4,116,908	22,341	631,903
EXPENSES:

Advisory fees (Note 3)	5,639	5,751	1,217,077	47,898	64,868

Service fees (Note 2)	52	53	9,233	363	596
Total expenses	5,691	5,804	1,226,310	48,261	65,464
Expense waivers (Note 3)	—	(599)	(2,233)	—	—
Net expenses	5,691	5,205	1,224,077	48,261	65,464
Net investment income (loss)	16,486	21,372	2,892,831	(25,920)	566,439
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	5,048	(55,653)	(1,462,944)	32,278	(284,884)

Investment transactions in affiliates (Note 3)	—	—	66,498	—	—

In-kind redemptions	—	—	27,755,250	—	(107,593)

Futures contracts	—	—	195,138	—	—

Foreign currency contracts and foreign currency related transactions	(205,137)	1,858	390,150	(1,841,613)	1,310,915
Net realized gain (loss)	(200,089)	(53,795)	26,944,092	(1,809,335)	918,438
Net change in unrealized appreciation (depreciation) from:

Investment transactions	281,117	251,900	15,305,179	220,404	1,074,554

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(40,687)	(304)	(35,850)	1,273,047	1,148,139
Net change in unrealized appreciation (depreciation)	240,430	251,596	15,269,329	1,493,451	2,222,693
Net realized and unrealized gain (loss) on investments	40,341	197,801	42,213,421	(315,884)	3,141,131
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,827	$219,173	$45,106,252	$(341,804)	$3,707,570
[1] Net of foreign withholding tax of:	$2,362	$3,203	$433,718	$1,456	$4,441

See Notes to Financial Statements.

186	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Australia Dividend Fund		WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$606,125	$1,273,799	$245,571,282	$410,480,974	$6,208,874	$5,572,850

Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(984,397)	(2,567,191)	(565,748,068)	(755,441,806)	(6,068,454)	(8,818,179)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,102,719	(1,914,125)	861,042,745	(2,858,201,669)	8,249,328	(8,342,274)
Net increase (decrease) in net assets resulting from operations	3,724,447	(3,207,517)	540,865,959	(3,203,162,501)	8,389,748	(11,587,603)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(700,000)	(1,267,826)	(268,170,000)	(425,372,088)	(3,853,750)	(9,484,190)

Capital gains	—	—	—	(1,222,489,223)	—	(576,534)
Total dividends and distributions	(700,000)	(1,267,826)	(268,170,000)	(1,647,861,311)	(3,853,750)	(10,060,724)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	217,768,910	6,799,716,305	—	200,035,603

Cost of shares redeemed	—	(10,345,831)	(5,091,003,534)	(5,776,224,174)	(69,232,966)	(36,508,563)
Net increase (decrease) in net assets resulting from capital share transactions	—	(10,345,831)	(4,873,234,624)	1,023,492,131	(69,232,966)	163,527,040
Net Increase (Decrease) in Net Assets	3,024,447	(14,821,174)	(4,600,538,665)	(3,827,531,681)	(64,696,968)	141,878,713
NET ASSETS:

Beginning of period	$33,816,872	$48,638,046	$13,716,953,007	$17,544,484,688	$267,707,816	$125,829,103

End of period	$36,841,319	$33,816,872	$9,116,414,342	$13,716,953,007	$203,010,848	$267,707,816
Undistributed net investment income	$32,720	$—	$1,519,901	$—	$140,445	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	700,000	900,000	263,600,000	265,200,000	11,200,000	4,850,004

Shares created	—	—	4,350,000	104,900,000	—	7,900,000

Shares redeemed	—	(200,000)	(98,450,000)	(106,500,000)	(2,900,000)	(1,550,004)
Shares outstanding, end of period	700,000	700,000	169,500,000	263,600,000	8,300,000	11,200,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	187

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree Germany Hedged Equity Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$245,769	$366,040	$25,484,914	$25,244,281	$4,454,078	$6,595,478

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(783,671)	(1,302,681)	8,830,478	(35,454,944)	(7,485,299)	(24,977,945)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	724,330	317,159	(43,820,399)	53,341,576	13,640,633	(37,379,298)
Net increase (decrease) in net assets resulting from operations	186,428	(619,482)	(9,505,007)	43,130,913	10,609,412	(55,761,765)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(276,000)	(346,859)	(28,361,000)	(26,876,423)	(6,533,500)	(8,172,182)

Capital gains	—	—	—	—	—	(6,396,889)
Total dividends and distributions	(276,000)	(346,859)	(28,361,000)	(26,876,423)	(6,533,500)	(14,569,071)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,099,915	7,229,470	39,922,905	329,434,397	—	131,626,801

Cost of shares redeemed	(2,223,996)	—	(349,090,918)	(73,628,506)	(56,618,351)	(152,610,531)
Net increase (decrease) in net assets resulting from capital share transactions	(1,124,081)	7,229,470	(309,168,013)	255,805,891	(56,618,351)	(20,983,730)
Net Increase (Decrease) in Net Assets	(1,213,653)	6,263,129	(347,034,020)	272,060,381	(52,542,439)	(91,314,566)
NET ASSETS:

Beginning of period	$17,853,711	$11,590,582	$1,125,934,781	$853,874,400	$200,501,222	$291,815,788

End of period	$16,640,058	$17,853,711	$778,900,761	$1,125,934,781	$147,958,783	$200,501,222
Undistributed net investment income	$9,377	$—	$1,192,122	$—	$18,860	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	500,000	19,750,000	15,350,000	7,850,000	9,300,000

Shares created	50,000	300,000	750,000	5,800,000	—	4,350,000

Shares redeemed	(100,000)	—	(6,450,000)	(1,400,000)	(2,200,000)	(5,800,000)
Shares outstanding, end of period	750,000	800,000	14,050,000	19,750,000	5,650,000	7,850,000

See Notes to Financial Statements.

188	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Global ex-U.S. Hedged Dividend Fund		WisdomTree Global ex-U.S. Hedged Real Estate Fund		WisdomTree International Dividend ex-Financials Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Period June 4, 2015* through March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Period October 29, 2015* through March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$88,551	$111,333	$64,470	$27,741	$5,615,651	$11,663,213

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(165,897)	(506,158)	(56,889)	31,719	(4,922,766)	(11,447,000)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	321,444	(512,388)	196,824	(95,291)	7,648,997	(29,995,690)
Net increase (decrease) in net assets resulting from operations	244,098	(907,213)	204,405	(35,831)	8,341,882	(29,779,477)
DIVIDENDS:

Net investment income	(65,000)	(88,558)	(67,503)	(15,424)	(5,818,000)	(11,777,974)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	9,701,882	—	2,488,057	7,774,853	22,357,782

Cost of shares redeemed	—	(4,407,683)	—	—	(3,955,768)	(74,399,815)
Net increase (decrease) in net assets resulting from capital share transactions	—	5,294,199	—	2,488,057	3,819,085	(52,042,033)
Net Increase (Decrease) in Net Assets	179,098	4,298,428	136,902	2,436,802	6,342,967	(93,599,484)
NET ASSETS:

Beginning of period	$4,298,528	$100	$2,436,902	$100	$230,483,036	$324,082,520

End of period	$4,477,626	$4,298,528	$2,573,804	$2,436,902	$236,826,003	$230,483,036
Undistributed net investment income	$11,188	$—	$3,601	$—	$459,343	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	200,000	4	100,004	4	6,000,000	7,400,000

Shares created	—	400,000	—	100,000	200,000	500,000

Shares redeemed	—	(200,004)	—	—	(100,000)	(1,900,000)
Shares outstanding, end of period	200,000	200,000	100,004	100,004	6,100,000	6,000,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	189

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International Equity Fund		WisdomTree International Hedged Equity Fund		WisdomTree International Hedged Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Period July 9, 2015* through March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$13,527,847	$22,876,404	$76,715	$74,197	$6,216,069	$13,794,864

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	310,439	3,123,979	(204,132)	3,993	(10,799,680)	(1,699,802)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	14,262,449	(84,382,713)	275,477	(350,803)	26,031,766	(28,574,087)
Net increase (decrease) in net assets resulting from operations	28,100,735	(58,382,330)	148,060	(272,613)	21,448,155	(16,479,025)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(14,480,500)	(22,674,788)	(82,000)	(34,502)	(8,377,750)	(9,084,135)

Capital gains	—	—	—	—	—	(5,684,499)
Total dividends and distributions	(14,480,500)	(22,674,788)	(82,000)	(34,502)	(8,377,750)	(14,768,634)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	30,642,926	88,509,931	—	4,918,658	98,750,197	645,025,011

Cost of shares redeemed	(6,995,137)	(31,353,466)	(2,319,497)	(99)	(328,227,645)	(88,179,888)
Net increase (decrease) in net assets resulting from capital share transactions	23,647,789	57,156,465	(2,319,497)	4,918,559	(229,477,448)	556,845,123
Net Increase (Decrease) in Net Assets	37,268,024	(23,900,653)	(2,253,437)	4,611,444	(216,407,043)	525,597,464
NET ASSETS:

Beginning of period	$621,931,632	$645,832,285	$4,611,544	$100	$732,049,931	$206,452,467

End of period	$659,199,656	$621,931,632	$2,358,107	$4,611,544	$515,642,888	$732,049,931
Undistributed net investment income	$1,297,366	$—	$6,526	$—	$643,039	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	13,550,000	12,500,000	200,000	4	28,450,000	7,650,000

Shares created	650,000	1,700,000	—	200,000	3,750,000	24,300,000

Shares redeemed	(150,000)	(650,000)	(100,000)	(4)	(12,550,000)	(3,500,000)
Shares outstanding, end of period	14,050,000	13,550,000	100,000	200,000	19,650,000	28,450,000
*	Commencement of operations.

See Notes to Financial Statements.

190	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International Hedged SmallCap Dividend Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Period June 4, 2015* through March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$55,349	$61,593	$6,500,657	$12,588,863	$8,014,379	$13,433,883

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(27,817)	(65,506)	(2,099,874)	(1,975,456)	830,886	(2,480,864)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	70,902	(125,058)	5,967,505	(45,534,974)	8,979,488	(56,163,854)
Net increase (decrease) in net assets resulting from operations	98,434	(128,971)	10,368,288	(34,921,567)	17,824,753	(45,210,835)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(44,000)	(46,268)	(6,810,000)	(12,735,562)	(8,540,000)	(13,065,991)

Capital gains	—	(9,658)	—	—	—	—
Total dividends and distributions	(44,000)	(55,926)	(6,810,000)	(12,735,562)	(8,540,000)	(13,065,991)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,163,673	3,608,925	—	15,673,504	4,131,310	72,019,236

Cost of shares redeemed	—	(2,293,350)	(9,549,532)	(48,169,750)	(19,335,963)	(2,402,150)
Net increase (decrease) in net assets resulting from capital share transactions	1,163,673	1,315,575	(9,549,532)	(32,496,246)	(15,204,653)	69,617,086
Net Increase (Decrease) in Net Assets	1,218,107	1,130,678	(5,991,244)	(80,153,375)	(5,919,900)	11,340,260
NET ASSETS:

Beginning of period	$1,130,778	$100	$257,466,696	$337,620,071	$366,613,286	$355,273,026

End of period	$2,348,885	$1,130,778	$251,475,452	$257,466,696	$360,693,386	$366,613,286
Undistributed net investment income	$815	$—	$489,490	$—	$727,771	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	50,000	4	6,850,000	7,800,000	8,700,000	7,300,000

Shares created	50,000	150,000	—	350,000	100,000	1,450,000

Shares redeemed	—	(100,004)	(250,000)	(1,300,000)	(450,000)	(50,000)
Shares outstanding, end of period	100,000	50,000	6,600,000	6,850,000	8,350,000	8,700,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	191

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree International MidCap Dividend Fund		WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period April 7, 2016* through September 30, 2016 (unaudited)	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,141,091	$4,495,425	$30,933	$23,887,644	$29,402,172

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	2,058,894	3,278,835	(19,359)	(7,852,913)	(13,358,484)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,270,875)	(11,284,945)	88,315	50,591,021	(1,060,613)
Net increase (decrease) in net assets resulting from operations	3,929,110	(3,510,685)	99,889	66,625,752	14,983,075
DIVIDENDS:

Net investment income	(3,248,000)	(4,425,194)	(26,001)	(26,822,750)	(28,273,035)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,815,562	6,034,375	2,468,428	20,559,116	221,656,200

Cost of shares redeemed	—	—	—	(15,001,116)	(26,166,852)
Net increase in net assets resulting from capital share transactions	2,815,562	6,034,375	2,468,428	5,558,000	195,489,348
Net Increase (Decrease) in Net Assets	3,496,672	(1,901,504)	2,542,316	45,361,002	182,199,388
NET ASSETS:

Beginning of period	$153,512,313	$155,413,817	$100	$1,099,976,932	$917,777,544

End of period	$157,008,985	$153,512,313	$2,542,416	$1,145,337,934	$1,099,976,932
Undistributed net investment income	$452,250	$—	$4,932	$4,144,284	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,750,000	2,650,000	4	18,650,000	15,500,000

Shares created	50,000	100,000	100,000	350,000	3,600,000

Shares redeemed	—	—	—	(250,000)	(450,000)
Shares outstanding, end of period	2,800,000	2,750,000	100,004	18,750,000	18,650,000
*	Commencement of operations.

See Notes to Financial Statements.

192	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Capital Goods Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged Financials Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,253	$47,817	$68,242,151	$237,911,957	$113,031	$331,179

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(149,537)	(257,343)	(845,482,322)	(869,208,110)	(2,337,529)	(4,669,233)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	129,740	(294,831)	552,739,995	(2,038,581,442)	1,582,991	(4,467,470)
Net increase (decrease) in net assets resulting from operations	(4,544)	(504,357)	(224,500,176)	(2,669,877,595)	(641,507)	(8,805,524)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(24,500)	(36,226)	(84,581,500)	(230,973,038)	(165,000)	(142,770)

Capital gains	—	(80,794)	—	(664,378,176)	—	(43,093)
Total dividends and distributions	(24,500)	(117,020)	(84,581,500)	(895,351,214)	(165,000)	(185,863)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	1,000,497	1,187,762,256	3,667,346,807	1,055,414	28,772,026

Cost of shares redeemed	(1,048,447)	—	(3,846,491,518)	(6,171,836,073)	(3,680,550)	(14,820,936)
Net increase (decrease) in net assets resulting from capital share transactions	(1,048,447)	1,000,497	(2,658,729,262)	(2,504,489,266)	(2,625,136)	13,951,090
Net Increase (Decrease) in Net Assets	(1,077,491)	379,120	(2,967,810,938)	(6,069,718,075)	(3,431,643)	4,959,703
NET ASSETS:

Beginning of period	$3,155,823	$2,776,703	$9,737,132,106	$15,806,850,181	$12,846,243	$7,886,540

End of period	$2,078,332	$3,155,823	$6,769,321,168	$9,737,132,106	$9,414,600	$12,846,243
Undistributed net investment income	$16,482	$—	$67,848,562	$—	$115,747	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	150,000	100,000	222,050,000	287,250,000	650,000	300,000

Shares created	—	50,000	28,650,000	64,500,000	50,000	1,000,000

Shares redeemed	(50,000)	—	(91,700,000)	(129,700,000)	(200,000)	(650,000)
Shares outstanding, end of period	100,000	150,000	159,000,000	222,050,000	500,000	650,000

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	193

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged Health Care Fund		WisdomTree Japan Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Real Estate Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Period April 9, 2015* through March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$68,647	$164,849	$98,550	$322,231	$687,866	$1,192,964

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(641,105)	(1,151,188)	(1,453,023)	(1,308,074)	4,940,133	(5,986,846)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	306,383	(271,874)	1,031,418	(1,219,345)	(12,949,796)	12,572,581
Net increase (decrease) in net assets resulting from operations	(266,075)	(1,258,213)	(323,055)	(2,205,188)	(7,321,797)	7,778,699
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(89,250)	(72,516)	(100,000)	(167,600)	(1,627,500)	(531,873)

Capital gains	—	(85,560)	—	—	—	(1,039,401)
Total dividends and distributions	(89,250)	(158,076)	(100,000)	(167,600)	(1,627,500)	(1,571,274)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	29,116,174	—	30,625,387	13,712,760	136,185,687

Cost of shares redeemed	(6,614,534)	(12,866,365)	(4,317,362)	(12,595,898)	(117,603,491)	(23,379,300)
Net increase (decrease) in net assets resulting from capital share transactions	(6,614,534)	16,249,809	(4,317,362)	18,029,489	(103,890,731)	112,806,387
Net Increase (Decrease) in Net Assets	(6,969,859)	14,833,520	(4,740,417)	15,656,701	(112,840,028)	119,013,812
NET ASSETS:

Beginning of period	$17,934,235	$3,100,715	$15,656,801	$100	$150,993,229	$31,979,417

End of period	$10,964,376	$17,934,235	$10,916,384	$15,656,801	$38,153,201	$150,993,229
Undistributed net investment income	$73,642	$—	$100,029	$—	$199,881	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	550,000	100,000	700,000	4	5,850,000	1,150,000

Shares created	—	850,000	—	1,200,000	550,000	5,600,000

Shares redeemed	(200,000)	(400,000)	(200,000)	(500,004)	(4,800,000)	(900,000)
Shares outstanding, end of period	350,000	550,000	500,000	700,000	1,600,000	5,850,000
*	Commencement of operations.

See Notes to Financial Statements.

194	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Statements of Changes in Net Assets (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan Hedged SmallCap Equity Fund		WisdomTree Japan Hedged Tech, Media and Telecom Fund		WisdomTree Japan Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Period May 28, 2015* through March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$480,951	$2,101,880	$16,486	$37,497	$21,372	$38,235

Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(4,488,105)	(7,399,935)	(200,089)	(57,824)	(53,795)	(29,327)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,640,519	(5,722,820)	240,430	(382,820)	251,596	(172,652)
Net increase (decrease) in net assets resulting from operations	(366,635)	(11,020,875)	56,827	(403,147)	219,173	(163,744)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(958,000)	(1,876,401)	(13,000)	(93,992)	(19,000)	(21,482)

Capital gains	—	(4,667,763)	—	(168,013)	—	—
Total dividends and distributions	(958,000)	(6,544,164)	(13,000)	(262,005)	(19,000)	(21,482)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,741,821	117,861,175	—	—	—	2,481,545

Cost of shares redeemed	(33,055,673)	(127,474,420)	—	(1,407,639)	—	(94)
Net increase (decrease) in net assets resulting from capital share transactions	(27,313,852)	(9,613,245)	—	(1,407,639)	—	2,481,451
Net Increase (Decrease) in Net Assets	(28,638,487)	(27,178,284)	43,827	(2,072,791)	200,173	2,296,225
NET ASSETS:

Beginning of period	$90,583,808	$117,762,092	$2,358,955	$4,431,746	$2,296,325	$100

End of period	$61,945,321	$90,583,808	$2,402,782	$2,358,955	$2,496,498	$2,296,325
Undistributed net investment income	$492,395	$—	$16,445	$—	$19,392	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,900,000	3,500,000	100,000	150,000	100,000	4

Shares created	200,000	3,400,000	—	—	—	100,000

Shares redeemed	(1,100,000)	(4,000,000)	—	(50,000)	—	(4)
Shares outstanding, end of period	2,000,000	2,900,000	100,000	100,000	100,000	100,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	195

Statements of Changes in Net Assets (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Korea Hedged Equity Fund		WisdomTree United Kingdom Hedged Equity Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$2,892,831	$5,625,589	$(25,920)	$139,065	$566,439	$1,482,299

Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	26,944,092	14,509,856	(1,809,335)	(269,394)	918,438	988,045

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	15,269,329	(9,186,611)	1,493,451	(926,696)	2,222,693	(4,765,631)
Net increase (decrease) in net assets resulting from operations	45,106,252	10,948,834	(341,804)	(1,057,025)	3,707,570	(2,295,287)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(3,357,000)	(4,387,792)	—	(52,830)	(656,250)	(1,234,508)

Capital gains	—	—	—	—	—	(435,498)
Total dividends and distributions	(3,357,000)	(4,387,792)	—	(52,830)	(656,250)	(1,670,006)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	50,798,955	190,910,353	1,017,722	13,197,915	—	11,464,154

Cost of shares redeemed	(120,639,285)	(61,091,211)	(5,077,094)	(12,108,242)	(3,500,679)	(8,003,902)
Net increase (decrease) in net assets resulting from capital share transactions	(69,840,330)	129,819,142	(4,059,372)	1,089,673	(3,500,679)	3,460,252
Net Increase (Decrease) in Net Assets	(28,091,078)	136,380,184	(4,401,176)	(20,182)	(449,359)	(505,041)
NET ASSETS:

Beginning of period	$423,030,764	$286,650,580	$19,449,933	$19,470,115	$27,902,099	$28,407,140

End of period	$394,939,686	$423,030,764	$15,048,757	$19,449,933	$27,452,740	$27,902,099
Undistributed net investment income/(Accumulated net investment loss) included in net assets at end of year	$3,028,850	$—	$(43,716)	$—	$15,830	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,650,000	5,300,000	900,000	900,000	1,200,000	1,100,000

Shares created	900,000	3,500,000	50,000	600,000	—	450,000

Shares redeemed	(2,100,000)	(1,150,000)	(250,000)	(600,000)	(150,000)	(350,000)
Shares outstanding, end of period	6,450,000	7,650,000	700,000	900,000	1,050,000	1,200,000

See Notes to Financial Statements.

196	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]
Net asset value, beginning of period	$48.31	$54.04	$61.26	$64.33	$55.87	$61.64
Investment operations:
Net investment income[2]	0.87	1.71	2.37	2.32	2.60	2.87
Net realized and unrealized gain (loss)	4.45	(5.70)	(7.40)	(2.81)	8.44	(5.48)
Total from investment operations	5.32	(3.99)	(5.03)	(0.49)	11.04	(2.61)
Dividends to shareholders:
Net investment income	(1.00)	(1.74)	(2.19)	(2.58)	(2.58)	(3.16)
Net asset value, end of period	$52.63	$48.31	$54.04	$61.26	$64.33	$55.87

TOTAL RETURN[3]	11.08%	(7.17)%	(8.30)%	(0.59)%	20.49%	(3.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,841	$33,817	$48,638	$55,138	$77,193	$61,456
Ratios to average net assets of:
Expenses	0.58%[4]	0.58%	0.59%[5]	0.58%[4]	0.58%[4]	0.58%[6,7]
Net investment income	3.47%[4]	3.58%	4.09%	3.86%[4]	4.71%[4]	5.18%[6]
Portfolio turnover rate[8]	30%	41%	26%	27%	31%	68%

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013[9]	For the Year Ended March 31, 2012
Net asset value, beginning of period	$52.04	$66.16	$56.40	$49.86	$43.93	$47.61
Investment operations:
Net investment income[2]	1.15	1.29	1.14	1.31	0.89	1.73
Net realized and unrealized gain (loss)	1.81	(10.26)	11.83	6.35	5.96	(3.84)
Total from investment operations	2.96	(8.97)	12.97	7.66	6.85	(2.11)
Dividends and distributions to shareholders:
Net investment income	(1.22)	(1.35)	(1.19)	(1.12)	(0.92)	(1.57)
Capital gains	—	(3.80)	(2.02)	—	—	—
Total dividends and distributions to shareholders	(1.22)	(5.15)	(3.21)	(1.12)	(0.92)	(1.57)
Net asset value, end of period	$53.78	$52.04	$66.16	$56.40	$49.86	$43.93

TOTAL RETURN[3]	5.80%	(13.85)%	24.02%	15.73%	16.06%	(4.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,116,414	$13,716,953	$17,544,485	$1,060,319	$164,527	$21,963
Ratios to average net assets of:
Expenses, net of expense waivers	0.58%[4]	0.58%	0.59%[5]	0.58%[4]	0.58%[4,6]	0.58%[6]
Expenses, prior to expense waivers	0.58%[4]	0.58%	0.59%[5]	0.58%[4]	0.73%[4,6]	1.25%[6]
Net investment income	4.37%[4]	2.19%	1.91%	2.43%[4]	2.01%[4,6]	3.99%[6]
Portfolio turnover rate[8]	17%	29%	12%	28%	43%	42%
[1]

The information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity Income Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[9]

The information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	197

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period March 4, 2015* through March 31, 2015
Net asset value, beginning of period	$23.90	$25.94	$24.87
Investment operations:
Net investment income[1]	0.64	0.61	0.13
Net realized and unrealized gain (loss)	0.32	(1.57)	0.94
Total from investment operations	0.96	(0.96)	1.07
Dividends and distributions to shareholders:
Net investment income	(0.40)	(1.02)	—
Capital gains	—	(0.06)	—
Total dividends and distributions to shareholders	(0.40)	(1.08)	—
Net asset value, end of period	$24.46	$23.90	$25.94

TOTAL RETURN[2]	4.03%	(3.79)%	4.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$203,011	$267,708	$125,829
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%[3]
Net investment income	5.30%[3]	2.47%	6.87%[3]
Portfolio turnover rate[4]	33%	39%	1%

WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$22.32	$23.18	$25.10
Investment operations:
Net investment income[1]	0.34	0.48	0.37
Net realized and unrealized loss	(0.08)	(0.89)	(1.96)
Total from investment operations	0.26	(0.41)	(1.59)
Dividends to shareholders:
Net investment income	(0.39)	(0.45)	(0.33)
Net asset value, end of period	$22.19	$22.32	$23.18

TOTAL RETURN[2]	1.18%	(1.83)%	(6.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,640	$17,854	$11,591
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%[5]	0.58%[3]
Net investment income	3.08%[3]	2.13%	1.75%[3]
Portfolio turnover rate[4]	34%	54%	21%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

198	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$57.01	$55.63	$62.23	$41.98	$38.22	$44.44
Investment operations:
Net investment income[1]	1.51	1.45	1.94	0.73	1.32	1.44
Net realized and unrealized gain (loss)	(1.31)	1.49	(7.03)	20.90	3.82	(5.74)
Total from investment operations	0.20	2.94	(5.09)	21.63	5.14	(4.30)
Dividends to shareholders:
Net investment income	(1.77)	(1.56)	(1.51)	(1.38)	(1.38)	(1.92)
Net asset value, end of period	$55.44	$57.01	$55.63	$62.23	$41.98	$38.22

TOTAL RETURN[2]	0.35%	5.25%	(8.26)%	53.06%	14.33%	(9.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$778,901	$1,125,935	$853,874	$1,446,871	$60,874	$28,668
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.58%[5]	0.59%[6]	0.58%[4]	0.58%[4]	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.59%[5]	0.59%[6]	0.58%[4]	0.58%[4]	0.58%
Net investment income	5.43%[4]	2.59%	3.40%	1.29%[4]	3.52%[4]	3.79%
Portfolio turnover rate[7]	38%	50%	42%	24%	48%	58%

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period October 17, 2013* through March 31, 2014
Net asset value, beginning of period	$25.54	$31.38	$26.98	$25.01
Investment operations:
Net investment income (loss)[1]	0.66	0.60	0.16	(0.00)[8]
Net realized and unrealized gain (loss)	0.96	(5.05)	5.90	1.97
Total from investment operations	1.62	(4.45)	6.06	1.97
Dividends and distributions to shareholders:
Net investment income	(0.97)	(0.73)	(0.41)	—
Capital gains	—	(0.66)	(1.25)	—
Total dividends and distributions to shareholders	(0.97)	(1.39)	(1.66)	—
Net asset value, end of period	$26.19	$25.54	$31.38	$26.98

TOTAL RETURN[2]	6.50%	(14.44)%	23.70%	7.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$147,959	$200,501	$291,816	$9,443
Ratios to average net assets of:
Expenses	0.48%[4]	0.48%	0.49%[9]	0.48%[4]
Net investment income (loss)	5.13%[4]	2.18%	0.55%	(0.00)%[4,10]
Portfolio turnover rate[7]	22%	38%	11%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio (net of expense waivers) would have been 0.58% and the expense ratio (prior to expense waivers) would have been 0.58%.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[7]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]	Amount represents less than $0.005.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[10]	Amount represents less than 0.005%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	199

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Hedged Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Period June 4, 2015* through March 31, 2016
Net asset value, beginning of period	$21.49	$24.76
Investment operations:
Net investment income[1]	0.44	0.42
Net realized and unrealized gain (loss)	0.79	(3.39)
Total from investment operations	1.23	(2.97)
Dividends to shareholders:
Net investment income	(0.33)	(0.30)
Net asset value, end of period	$22.39	$21.49

TOTAL RETURN[2]	5.74%	(12.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,478	$4,299
Ratios to average net assets of:
Expenses	0.44%[3]	0.44%[3,4]
Net investment income	4.03%[3]	2.29%[3]
Portfolio turnover rate[5]	5%	61%

WisdomTree Global ex-U.S. Hedged Real Estate Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Period October 29, 2015* through March 31, 2016
Net asset value, beginning of period	$24.37	$24.79
Investment operations:
Net investment income[1]	0.64	0.28
Net realized and unrealized gain (loss)	1.41	(0.55)
Total from investment operations	2.05	(0.27)
Dividends to shareholders:
Net investment income	(0.68)	(0.15)
Net asset value, end of period	$25.74	$24.37

TOTAL RETURN[2]	8.49%	(1.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,574	$2,437
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%[3]
Expenses, prior to expense waivers	0.58%[3]	0.58%[3]
Net investment income	5.13%[3]	2.78%[3]
Portfolio turnover rate[5]	5%	4%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Global ex-U.S. Hedged Real Estate Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

200	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$38.41	$43.79	$49.23	$42.13	$41.64	$46.85
Investment operations:
Net investment income[1]	0.94	1.64	2.00	2.06	1.82	1.74
Net realized and unrealized gain (loss)	0.45	(5.41)	(5.53)	7.11	0.45	(5.11)
Total from investment operations	1.39	(3.77)	(3.53)	9.17	2.27	(3.37)
Dividends to shareholders:
Net investment income	(0.98)	(1.61)	(1.91)	(2.07)	(1.78)	(1.84)
Net asset value, end of period	$38.82	$38.41	$43.79	$49.23	$42.13	$41.64

TOTAL RETURN[2]	3.68%	(8.83)%	(7.41)%	22.58%	5.98%	(7.24)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$236,826	$230,483	$324,083	$349,545	$349,681	$355,992
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5]	0.58%[6]	0.59%[7]	0.58%[5]	0.58%[5]	0.58%
Net investment income	4.89%[5]	3.99%	4.23%	4.54%[5]	4.58%[5]	4.20%
Portfolio turnover rate[8]	28%	40%	44%	36%	50%	28%

WisdomTree International Equity Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$45.90	$51.67	$54.47	$47.77	$44.53	$49.51
Investment operations:
Net investment income[1]	0.99	1.68	1.92	2.27	1.63	1.90
Net realized and unrealized gain (loss)	1.09	(5.79)	(2.86)	6.72	3.22	(4.99)
Total from investment operations	2.08	(4.11)	(0.94)	8.99	4.85	(3.09)
Dividends to shareholders:
Net investment income	(1.06)	(1.66)	(1.86)	(2.29)	(1.61)	(1.89)
Net asset value, end of period	$46.92	$45.90	$51.67	$54.47	$47.77	$44.53

TOTAL RETURN[2]	4.59%	(8.15)%	(1.83)%	19.43%	11.42%	(6.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$659,200	$621,932	$645,832	$569,188	$458,607	$385,202
Ratios to average net assets[3] of:
Expenses[4]	0.48%[5]	0.48%[6]	0.49%[9]	0.48%[5]	0.48%[5]	0.48%
Net investment income	4.30%[5]	3.47%	3.63%	4.41%[5]	3.75%[5]	4.22%
Portfolio turnover rate[8]	12%	13%	19%	21%	20%	27%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[8]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	201

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Period July 9, 2015* through March 31, 2016
Net asset value, beginning of period	$23.06	$25.02
Investment operations:
Net investment income[1]	0.60	0.47
Net realized and unrealized gain (loss)	0.74	(2.26)
Total from investment operations	1.34	(1.79)
Dividends to shareholders:
Net investment income	(0.82)	(0.17)
Net asset value, end of period	$23.58	$23.06

TOTAL RETURN[2]	5.98%	(7.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,358	$4,612
Ratios to average net assets of:
Expenses	0.35%[3]	0.35%[3,4]
Net investment income	5.11%[3]	2.75%[3]
Portfolio turnover rate[5]	19%	12%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period May 7, 2014* through March 31, 2015
Net asset value, beginning of period	$25.73	$26.99	$24.90
Investment operations:
Net investment income[1]	0.33	0.71	0.90
Net realized and unrealized gain (loss)	0.65	(1.17)	2.18
Total from investment operations	0.98	(0.46)	3.08
Dividends and distributions to shareholders:
Net investment income	(0.47)	(0.55)	(0.23)
Capital gains	—	(0.25)	(0.76)
Total dividends and distributions to shareholders	(0.47)	(0.80)	(0.99)
Net asset value, end of period	$26.24	$25.73	$26.99

TOTAL RETURN[2]	3.83%	(1.73)%	12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$515,643	$732,050	$206,452
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%[4]	0.58%[3]
Net investment income	2.50%[3]	2.75%	3.89%[3]
Portfolio turnover rate[5]	48%	48%	14%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[5]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

202	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged SmallCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Period June 4, 2015* through March 31, 2016
Net asset value, beginning of period	$22.62	$24.72
Investment operations:
Net investment income[1]	0.68	0.69
Net realized and unrealized gain (loss)	0.63	(2.09)
Total from investment operations	1.31	(1.40)
Dividends and distributions to shareholders:
Net investment income	(0.44)	(0.51)
Capital gains	—	(0.19)
Total dividends and distributions to shareholders	(0.44)	(0.70)
Net asset value, end of period	$23.49	$22.62

TOTAL RETURN[2]	5.87%	(5.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,349	$1,131
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.00%[4,5]	0.00%[4,5]
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]
Net investment income	5.94%[4]	3.63%[4]
Portfolio turnover rate[6]	4%	7%

WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$37.59	$43.28	$47.62	$41.39	$38.64	$43.82
Investment operations:
Net investment income[1]	0.97	1.65	1.94	2.57	1.74	1.90
Net realized and unrealized gain (loss)	0.56	(5.70)	(4.41)	6.14	2.70	(5.17)
Total from investment operations	1.53	(4.05)	(2.47)	8.71	4.44	(3.27)
Dividends to shareholders:
Net investment income	(1.02)	(1.64)	(1.87)	(2.48)	(1.69)	(1.91)
Net asset value, end of period	$38.10	$37.59	$43.28	$47.62	$41.39	$38.64

TOTAL RETURN[2]	4.13%	(9.60)%	(5.41)%	21.82%	12.08%	(7.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$251,475	$257,467	$337,620	$304,753	$209,010	$175,809
Ratios to average net assets[3] of:
Expenses[7]	0.58%[4]	0.58%[8]	0.59%[9]	0.58%[4]	0.58%[4]	0.58%
Net investment income	5.14%[4]	4.09%	4.24%	5.71%[4]	4.58%[4]	4.84%
Portfolio turnover rate[6]	27%	21%	20%	26%	31%	32%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	Amount represents less than 0.005%.

[6]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	203

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$42.14	$48.67	$51.68	$45.77	$42.89	$47.68
Investment operations:
Net investment income[1]	0.93	1.59	1.88	2.35	1.59	1.86
Net realized and unrealized gain (loss)	1.11	(6.58)	(3.09)	5.79	2.84	(4.75)
Total from investment operations	2.04	(4.99)	(1.21)	8.14	4.43	(2.89)
Dividends to shareholders:
Net investment income	(0.98)	(1.54)	(1.80)	(2.23)	(1.55)	(1.90)
Net asset value, end of period	$43.20	$42.14	$48.67	$51.68	$45.77	$42.89

TOTAL RETURN[2]	4.90%	(10.49)%	(2.47)%	18.35%	10.80%	(6.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$360,693	$366,613	$355,273	$315,276	$210,541	$167,253
Ratios to average net assets[3] of:
Expenses[4]	0.48%[5]	0.48%[6]	0.49%[7]	0.48%[5]	0.48%[5]	0.48%
Net investment income	4.34%[5]	3.51%	3.72%	4.77%[5]	3.77%[5]	4.34%
Portfolio turnover rate[8]	13%	19%	12%	15%	19%	23%

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$55.82	$58.65	$60.03	$51.77	$48.10	$53.80
Investment operations:
Net investment income[1]	1.13	1.64	1.81	1.83	1.51	1.79
Net realized and unrealized gain (loss)	0.28	(2.85)	(1.45)	8.31	3.68	(5.69)
Total from investment operations	1.41	(1.21)	0.36	10.14	5.19	(3.90)
Dividends to shareholders:
Net investment income	(1.16)	(1.62)	(1.74)	(1.88)	(1.52)	(1.80)
Net asset value, end of period	$56.07	$55.82	$58.65	$60.03	$51.77	$48.10

TOTAL RETURN[2]	2.56%	(2.12)%	0.57%	20.22%	11.32%	(7.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$157,009	$153,512	$155,414	$141,082	$119,069	$105,823
Ratios to average net assets[3] of:
Expenses[4]	0.58%[5]	0.58%[6]	0.59%[9]	0.58%[5]	0.58%[5]	0.58%
Net investment income	4.07%[5]	2.91%	3.09%	3.27%[5]	3.23%[5]	3.69%
Portfolio turnover rate[8]	30%	24%	29%	22%	38%	47%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[8]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

204	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Period April 7, 2016* through September 30, 2016 (unaudited)
Net asset value, beginning of period	$24.86
Investment operations:
Net investment income[1]	0.31
Net realized and unrealized gain	0.51
Total from investment operations	0.82
Dividends to shareholders:
Net investment income	(0.26)
Net asset value, end of period	$25.42

TOTAL RETURN[2]	3.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,542
Ratios to average net assets of:
Expenses, net of expense waivers	0.38%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	2.52%[3]
Portfolio turnover rate[4]	51%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$58.98	$59.21	$64.84	$55.38	$49.33	$53.15
Investment operations:
Net investment income[1]	1.27	1.64	1.91	1.91	1.82	1.77
Net realized and unrealized gain (loss)	2.26	(0.31)	(5.67)	9.97	6.09	(3.66)
Total from investment operations	3.53	1.33	(3.76)	11.88	7.91	(1.89)
Dividends to shareholders:
Net investment income	(1.43)	(1.56)	(1.87)	(2.42)	(1.86)	(1.93)
Net asset value, end of period	$61.08	$58.98	$59.21	$64.84	$55.38	$49.33

TOTAL RETURN[2]	6.06%	2.26%	(5.87)%	22.26%	16.78%	(3.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,145,338	$1,099,977	$917,778	$923,997	$562,133	$424,264
Ratios to average net assets[5] of:
Expenses[6]	0.58%[3]	0.58%[7]	0.59%[8]	0.58%[3]	0.58%[3]	0.58%
Net investment income	4.28%[3]	2.82%	3.16%	3.20%[3]	3.76%[3]	3.65%
Portfolio turnover rate[4]	36%	48%	25%	42%	56%	52%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	205

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Capital Goods Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$21.04	$27.77	$24.11
Investment operations:
Net investment income[1]	0.13	0.45	0.38
Net realized and unrealized gain (loss)	(0.14)	(6.01)	6.51
Total from investment operations	(0.01)	(5.56)	6.89
Dividends and distributions to shareholders:
Net investment income	(0.25)	(0.36)	(0.34)
Capital gains	—	(0.81)	(2.89)
Total dividends and distributions to shareholders	(0.25)	(1.17)	(3.23)
Net asset value, end of period	$20.78	$21.04	$27.77

TOTAL RETURN[2]	(0.01)%	(20.72)%	29.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,078	$3,156	$2,777
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.47%[4]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	1.25%[3]	1.79%	1.47%[3]
Portfolio turnover rate[5]	9%	13%	35%

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$43.85	$55.03	$47.50	$42.95	$36.66	$36.94
Investment operations:
Net investment income[1]	0.37	0.80	0.91	0.88	1.54	0.81
Net realized and unrealized gain (loss)	(1.16)	(9.00)	12.34	4.91	5.30	(0.34)
Total from investment operations	(0.79)	(8.20)	13.25	5.79	6.84	0.47
Dividends and distributions to shareholders:
Net investment income	(0.49)	(0.76)	(0.94)	(0.62)	(0.55)	(0.75)
Capital gains	—	(2.22)	(4.78)	(0.62)	—	—
Total dividends and distributions to shareholders	(0.49)	(2.98)	(5.72)	(1.24)	(0.55)	(0.75)
Net asset value, end of period	$42.57	$43.85	$55.03	$47.50	$42.95	$36.66

TOTAL RETURN[2]	(1.76)%	(15.64)%	29.30%	13.48%	19.12%	1.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,769,321	$9,737,132	$15,806,850	$11,441,824	$5,632,633	$606,707
Ratios to average net assets of:
Expenses	0.48%[3]	0.48%	0.49%[6]	0.48%[3]	0.48%[3]	0.48%
Net investment income	1.75%[3]	1.52%	1.81%	1.84%[3]	4.22%[3]	2.41%
Portfolio turnover rate[5]	22%	27%	31%	24%	36%	41%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Japan Hedged Capital Goods Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

[5]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

206	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Financials Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$19.76	$26.29	$23.83
Investment operations:
Net investment income[1]	0.20	0.39	0.45
Net realized and unrealized gain (loss)	(0.85)	(6.72)	5.44
Total from investment operations	(0.65)	(6.33)	5.89
Dividends and distributions to shareholders:
Net investment income	(0.28)	(0.15)	(0.22)
Capital gains	—	(0.05)	(3.21)
Total dividends and distributions to shareholders	(0.28)	(0.20)	(3.43)
Net asset value, end of period	$18.83	$19.76	$26.29

TOTAL RETURN[2]	(3.23)%	(24.30)%	25.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,415	$12,846	$7,887
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.47%[4]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	2.14%[3]	1.46%	1.80%[3]
Portfolio turnover rate[5]	9%	21%	29%

WisdomTree Japan Hedged Health Care Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$32.61	$31.01	$24.20
Investment operations:
Net investment income[1]	0.16	0.43	0.32
Net realized and unrealized gain (loss)	(1.21)	1.49	10.50
Total from investment operations	(1.05)	1.92	10.82
Dividends and distributions to shareholders:
Net investment income	(0.23)	(0.18)	(0.13)
Capital gains	—	(0.14)	(3.88)
Total dividends and distributions to shareholders	(0.23)	(0.32)	(4.01)
Net asset value, end of period	$31.33	$32.61	$31.01

TOTAL RETURN[2]	(3.24)%	6.16%	48.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,964	$17,934	$3,101
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.48%[4]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	0.98%[3]	1.32%	1.24%[3]
Portfolio turnover rate[5]	10%	25%	29%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

[5]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	207

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Period April 9, 2015* through March 31, 2016
Net asset value, beginning of period	$22.37	$25.59
Investment operations:
Net investment income[1]	0.18	0.45
Net realized and unrealized loss	(0.52)	(3.43)
Total from investment operations	(0.34)	(2.98)
Dividends to shareholders:
Net investment income	(0.20)	(0.24)
Net asset value, end of period	$21.83	$22.37

TOTAL RETURN[2]	(1.49)%	(11.73)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,916	$15,657
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%[3]
Net investment income	1.68%[3]	1.88%[3]
Portfolio turnover rate[4]	23%	40%

WisdomTree Japan Hedged Real Estate Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$25.81	$27.81	$24.32
Investment operations:
Net investment income[1]	0.15	0.63	0.42
Net realized and unrealized gain (loss)	(1.72)	(1.21)	4.98
Total from investment operations	(1.57)	(0.58)	5.40
Dividends and distributions to shareholders:
Net investment income	(0.39)	(0.48)	(0.21)
Capital gains	—	(0.94)	(1.70)
Total dividends and distributions to shareholders	(0.39)	(1.42)	(1.91)
Net asset value, end of period	$23.85	$25.81	$27.81

TOTAL RETURN[2]	(6.11)%	(2.21)%	22.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$38,153	$150,993	$31,979
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]	0.47%[5]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%	0.48%[3]
Net investment income	1.18%[3]	2.43%	1.59%[3]
Portfolio turnover rate[4]	9%	14%	20%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

See Notes to Financial Statements.

208	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$31.24	$33.65	$29.08	$26.17
Investment operations:
Net investment income[1]	0.20	0.41	0.47	0.59
Net realized and unrealized gain (loss)	(0.07)	(1.59)	6.74	2.38
Total from investment operations	0.13	(1.18)	7.21	2.97
Dividends and distributions to shareholders:
Net investment income	(0.40)	(0.35)	(0.41)	(0.06)
Capital gains	—	(0.88)	(2.23)	—
Total dividends and distributions to shareholders	(0.40)	(1.23)	(2.64)	(0.06)
Net asset value, end of period	$30.97	$31.24	$33.65	$29.08

TOTAL RETURN[2]	0.49%	(3.83)%[3]	25.86%	11.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$61,945	$90,584	$117,762	$75,614
Ratios to average net assets of:
Expenses	0.58%[4]	0.58%	0.59%[5]	0.58%[4]
Net investment income	1.32%[4]	1.20%	1.52%	2.75%[4]
Portfolio turnover rate[6]	44%	45%	41%	19%

WisdomTree Japan Hedged Tech, Media and Telecom Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period April 8, 2014* through March 31, 2015
Net asset value, beginning of period	$23.59	$29.54	$24.02
Investment operations:
Net investment income[1]	0.16	0.28	0.31
Net realized and unrealized gain (loss)	0.41	(3.85)	7.36
Total from investment operations	0.57	(3.57)	7.67
Dividends and distributions to shareholders:
Net investment income	(0.13)	(0.70)	(0.05)
Capital gains	—	(1.68)	(2.10)
Total dividends and distributions to shareholders	(0.13)	(2.38)	(2.15)
Net asset value, end of period	$24.03	$23.59	$29.54

TOTAL RETURN[2]	2.45%	(12.99)%	32.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,403	$2,359	$4,432
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[4]	0.46%[7]	0.43%[4]
Expenses, prior to expense waivers	0.48%[4]	0.48%	0.48%[4]
Net investment income	1.40%[4]	0.99%	1.18%[4]
Portfolio turnover rate[6]	15%	20%	28%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees the WisdomTree Japan Hedged Tech, Media and Telecom Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.95% lower.

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[6]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]	During the period, the investment advisor had contractually agreed to limit the advisory fee to 0.43% through July 31, 2015. On July 31, 2015, the contractual waiver expired and was not renewed.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	209

Financial Highlights (continued)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Quality Dividend Growth Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Period May 28, 2015* through March 31, 2016
Net asset value, beginning of period	$22.96	$24.67
Investment operations:
Net investment income[1]	0.21	0.38
Net realized and unrealized gain (loss)	1.98	(1.88)
Total from investment operations	2.19	(1.50)
Dividends to shareholders:
Net investment income	(0.19)	(0.21)
Net asset value, end of period	$24.96	$22.96

TOTAL RETURN[2]	9.58%	(6.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,496	$2,296
Ratios to average net assets of:
Expenses, net of expense waivers	0.43%[3]	0.43%[3]
Expenses, prior to expense waivers	0.48%[3]	0.48%[3]
Net investment income	1.78%[3]	1.94%[3]
Portfolio turnover rate[4]	18%	34%

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$55.30	$54.09	$50.28	$48.84	$45.45	$43.25
Investment operations:
Net investment income[1]	0.40	0.91	0.71	0.72	0.78	0.68
Net realized and unrealized gain	6.00	1.00	3.89	1.84	3.58	2.42
Total from investment operations	6.40	1.91	4.60	2.56	4.36	3.10
Dividends to shareholders:
Net investment income	(0.47)	(0.70)	(0.79)	(1.12)	(0.97)	(0.90)
Net asset value, end of period	$61.23	$55.30	$54.09	$50.28	$48.84	$45.45

TOTAL RETURN[2]	11.65%	3.51%	9.26%	5.41%	9.97%	7.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$394,940	$423,031	$286,651	$284,106	$192,914	$193,172
Ratios to average net assets[5] of:
Expenses[6]	0.58%[3]	0.58%	0.59%[7]	0.58%[3]	0.58%[3]	0.58%
Net investment income	1.38%[3]	1.65%	1.40%	1.44%[3]	1.84%[3]	1.58%
Portfolio turnover rate[4]	30%	29%	36%	21%	41%	36%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

210	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Financial Highlights (concluded)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Korea Hedged Equity Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period November 7, 2013* through March 31, 2014
Net asset value, beginning of period	$21.61	$21.63	$23.29	$25.01
Investment operations:
Net investment income (loss)[1]	(0.03)	0.13	0.15	0.06
Net realized and unrealized loss	(0.08)	(0.10)	(1.64)	(1.55)
Total from investment operations	(0.11)	0.03	(1.49)	(1.49)
Dividends to shareholders:
Net investment income	—	(0.05)	(0.17)	(0.23)
Net asset value, end of period	$21.50	$21.61	$21.63	$23.29

TOTAL RETURN[2]	(0.51)%	0.17%	(6.41)%	(5.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,049	$19,450	$19,470	$8,151
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.59%[4]	0.58%[3]
Net investment income (loss)	(0.31)%[3]	0.63%	0.70%	0.64%[3]
Portfolio turnover rate[5]	13%	106%	84%	37%

WisdomTree United Kingdom Hedged Equity Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period June 28, 2013* through March 31, 2014
Net asset value, beginning of period	$23.25	$25.82	$25.52	$24.99
Investment operations:
Net investment income[1]	0.52	1.08	0.97	1.40
Net realized and unrealized gain (loss)	3.01	(2.42)	0.23	0.91
Total from investment operations	3.53	(1.34)	1.20	2.31
Dividends and distributions to shareholders:
Net investment income	(0.63)	(0.92)	(0.90)	(1.78)
Capital gains	—	(0.31)	—	—
Total dividends and distributions to shareholders	(0.63)	(1.23)	(0.90)	(1.78)
Net asset value, end of period	$26.15	$23.25	$25.82	$25.52

TOTAL RETURN[2]	15.32%	(5.15)%	4.71%	9.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$27,453	$27,902	$28,407	$16,590
Ratios to average net assets of:
Expenses	0.48%[3]	0.49%[6]	0.49%[7]	0.48%[3]
Net investment income	4.19%[3]	4.45%	3.75%	6.98%[3]
Portfolio turnover rate[5]	17%	30%	20%	12%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[5]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been 0.48%.

[7]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	211

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2016, the Trust consisted of 92 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree Global ex-U.S. Hedged Real Estate Fund (“Global ex-U.S. Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 29, 2015
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	July 9, 2015
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International Hedged SmallCap Dividend Fund (“International Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 4, 2015
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Quality Dividend Growth Fund (“Japan Quality Dividend Growth Fund”)	May 28, 2015
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 7, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

212	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Global ex-U.S. Hedged Dividend Growth Fund, Global ex-U.S. Hedged Real Estate Fund and Korea Hedged Equity Fund, which values forward foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	213

Notes to Financial Statements (unaudited) (continued)

when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing each Fund’s assets:

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$36,607,317	$—	$—
Investment of Cash Collateral for Securities Loaned	—	339,083	—
Total	$36,607,317	$339,083	$—

214	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$9,139,208,182	$—	$—
Investment of Cash Collateral for Securities Loaned	—	88,799,255	—
Total	$9,139,208,182	$88,799,255	$—
Unrealized Appreciation on Foreign Currency Contracts	—	16,672,816	—
Unrealized Depreciation on Foreign Currency Contracts	—	(87,561,342)	—
Total - Net	$9,139,208,182	$17,910,729	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$203,477,370	$—	$—
Investment of Cash Collateral for Securities Loaned	—	10,413,600	—
Total	$203,477,370	$10,413,600	$—
Unrealized Appreciation on Foreign Currency Contracts	—	14,537	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,599,209)	—
Total - Net	$203,477,370	$8,828,928	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$16,587,323	$—	$—
Investment of Cash Collateral for Securities Loaned	—	21,457	—
Total	$16,587,323	$21,457	$—
Unrealized Appreciation on Foreign Currency Contracts	—	1	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2)	—
Total - Net	$16,587,323	$21,456	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$27,793,808	$—	$0	**
Other*	747,930,279	—	—
Exchange-Traded Fund	871,384	—	—
Investment of Cash Collateral for Securities Loaned	—	60,903,261	—
Total	$776,595,471	$60,903,261	$0
Unrealized Depreciation on Foreign Currency Contracts	—	(66)	—
Total - Net	$776,595,471	$60,903,195	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$147,625,460	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,640,345	—
Total	$147,625,460	$1,640,345	$—
Unrealized Appreciation on Foreign Currency Contracts	—	837	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,189,435)	—
Total - Net	$147,625,460	$451,747	$—

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,424,186	$—	$—
Exchange-Traded Note	69,791	—	—
Investment of Cash Collateral for Securities Loaned	—	113,544	—
Total	$4,493,977	$113,544	$—
Unrealized Appreciation on Foreign Currency Contracts	—	8,448	—
Unrealized Depreciation on Foreign Currency Contracts	—	(44,646)	—
Total - Net	$4,493,977	$77,346	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	215

Notes to Financial Statements (unaudited) (continued)

Global ex-U.S. Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,579,806	$—	$—
Exchange-Traded Note	554	—	—
Investment of Cash Collateral for Securities Loaned	—	78,270	—
Total	$2,580,360	$78,270	$—
Unrealized Appreciation on Foreign Currency Contracts	—	4,249	—
Unrealized Depreciation on Foreign Currency Contracts	—	(17,996)	—
Total - Net	$2,580,360	$64,523	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$235,095,993	$—	$—
Exchange-Traded Fund	761,935	—	—
Investment of Cash Collateral for Securities Loaned	—	196,705	—
Total	$235,857,928	$196,705	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$110,976,941	$355,858	$—
Other*	542,877,084	—	—
Exchange-Traded Fund	1,892,814	—	—
Investment of Cash Collateral for Securities Loaned	—	9,863,561	—
Total	$655,746,839	$10,219,419	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$402,727	$1,537	$—
Other*	1,960,052	—	—
Rights*	—	36	—
Investment of Cash Collateral for Securities Loaned	—	39,350	—
Total	$2,362,779	$40,923	$—
Unrealized Appreciation on Foreign Currency Contracts	—	4,349	—
Unrealized Depreciation on Foreign Currency Contracts	—	(21,535)	—
Total - Net	$2,362,779	$23,737	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$517,233,251	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,325,064	—
Total	$517,233,251	$4,325,064	$—
Unrealized Appreciation on Foreign Currency Contracts	—	961,725	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,153,059)	—
Total - Net	$517,233,251	$1,133,730	$—

International Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$2,348,323	$—	$—
Total	$2,348,323	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3,540	—
Unrealized Depreciation on Foreign Currency Contracts	—	(26,034)	—
Total - Net	$2,348,323	$(22,494)	$—

216	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$250,489,469	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,520,686	—
Total	$250,489,469	$2,520,686	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3	—
Total - Net	$250,489,469	$2,520,689	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$357,804,522	$—	$—
Exchange-Traded Fund	1,306,880	—	—
Investment of Cash Collateral for Securities Loaned	—	2,866,415	—
Total	$359,111,402	$2,866,415	$—
Unrealized Appreciation on Foreign Currency Contracts	—	36	—
Unrealized Depreciation on Foreign Currency Contracts	—	(16)	—
Total - Net	$359,111,402	$2,866,435	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$155,759,998	$—	$—
Exchange-Traded Funds	500,192	—	—
Investment of Cash Collateral for Securities Loaned	—	3,859,815	—
Total	$156,260,190	$3,859,815	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,535,746	$—	$—
Investment of Cash Collateral for Securities Loaned	—	6,212	—
Total	$2,535,746	$6,212	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Japan	$301,865,416	$1,099,418	$—
Spain	14,224,582	—	0	**
Other*	820,512,027	—	—
Rights*	—	12,892	—
Investment of Cash Collateral for Securities Loaned	—	99,094,507	—
Total	$1,136,602,025	$100,206,817	$0
Unrealized Appreciation on Foreign Currency Contracts	—	75	—
Total - Net	$1,136,602,025	$100,206,892	$0

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,093,399	$—	$—
Investment of Cash Collateral for Securities Loaned	—	149,500	—
Total	$2,093,399	$149,500	$—
Unrealized Appreciation on Foreign Currency Contracts	—	108	—
Unrealized Depreciation on Foreign Currency Contracts	—	(42,078)	—
Total - Net	$2,093,399	$107,530	$—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	217

Notes to Financial Statements (unaudited) (continued)

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,810,953,740	$—	$—
Investment of Cash Collateral for Securities Loaned	—	806,159,789	—
Total	$6,810,953,740	$806,159,789	$—
Unrealized Appreciation on Foreign Currency Contracts	—	2,210,426	—
Unrealized Depreciation on Foreign Currency Contracts	—	(139,982,702)	—
Total - Net	$6,810,953,740	$668,387,513	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$5,293,256	$118,962	$—
Other*	4,060,487	—	—
Investment of Cash Collateral for Securities Loaned	—	359,660	—
Total	$9,353,743	$478,622	$—
Unrealized Appreciation on Foreign Currency Contracts	—	500	—
Unrealized Depreciation on Foreign Currency Contracts	—	(193,192)	—
Total - Net	$9,353,743	$285,930	$—

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,033,873	$—	$—
Investment of Cash Collateral for Securities Loaned	—	23,670	—
Total	$11,033,873	$23,670	$—
Unrealized Appreciation on Foreign Currency Contracts	—	534	—
Unrealized Depreciation on Foreign Currency Contracts	—	(207,064)	—
Total - Net	$11,033,873	$(182,860)	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,982,282	$—	$—
Investment of Cash Collateral for Securities Loaned	—	193,567	—
Total	$10,982,282	$193,567	$—
Unrealized Appreciation on Foreign Currency Contracts	—	561	—
Unrealized Depreciation on Foreign Currency Contracts	—	(217,219)	—
Total - Net	$10,982,282	$(23,091)	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$38,428,379	$—	$—
Investment of Cash Collateral for Securities Loaned	—	448,525	—
Total	$38,428,379	$448,525	$—
Unrealized Appreciation on Foreign Currency Contracts	—	5,385	—
Unrealized Depreciation on Foreign Currency Contracts	—	(929,665)	—
Total - Net	$38,428,379	$(475,755)	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$5,638,568	$196,993	$—
Other*	56,530,380	—	—
Investment of Cash Collateral for Securities Loaned	—	13,440,589	—
Total	$62,168,948	$13,637,582	$—
Unrealized Appreciation on Foreign Currency Contracts	—	33,491	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,256,242)	—
Total - Net	$62,168,948	$12,414,831	$—

218	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,419,782	$—	$—
Investment of Cash Collateral for Securities Loaned	—	19,899	—
Total	$2,419,782	$19,899	$—
Unrealized Appreciation on Foreign Currency Contracts	—	124	—
Unrealized Depreciation on Foreign Currency Contracts	—	(47,869)	—
Total - Net	$2,419,782	$(27,846)	$—

Japan Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,476,075	$—	$—
Investment of Cash Collateral for Securities Loaned	—	14,280	—
Total	$2,476,075	$14,280	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—
Total - Net	$2,476,075	$14,279	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$36,356,004	$1,355,651	$—
Other*	353,801,031	—	—
Investment of Cash Collateral for Securities Loaned	—	59,435,639	—
Total	$390,157,035	$60,791,290	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$15,162,721	$—	$—
Investment of Cash Collateral for Securities Loaned	—	114,825	—
Total	$15,162,721	$114,825	$—
Unrealized Appreciation on Foreign Currency Contracts	—	8,401	—
Unrealized Depreciation on Foreign Currency Contracts	—	(248,116)	—
Total - Net	$15,162,721	$(124,890)	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$27,326,025	$—	$—
Total	$27,326,025	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	245,473	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,638)	—
Total - Net	$27,326,025	$243,835	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.
**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during six months ended September 30, 2016. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Transfers from Level 1 to Level 2[1]
International Equity Fund	$180,595
International SmallCap Dividend Fund	1,060,554
Japan Hedged Financials Fund	158,444
Japan Hedged SmallCap Equity Fund	228,400
Japan SmallCap Dividend Fund	1,250,002
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of September 30, 2016.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	219

Notes to Financial Statements (unaudited) (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended September 30, 2016 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 226 through 228. At September 30, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of September 30, 2016, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$16,672,816	Unrealized depreciation on foreign currency contracts	$87,561,342
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	14,537	Unrealized depreciation on foreign currency contracts	1,599,209
Europe Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	1	Unrealized depreciation on foreign currency contracts	2
Europe SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	66
Germany Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	837	Unrealized depreciation on foreign currency contracts	1,189,435
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	8,448	Unrealized depreciation on foreign currency contracts	44,646
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	4,249	Unrealized depreciation on foreign currency contracts	17,996
International Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	4,349	Unrealized depreciation on foreign currency contracts	21,535
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	961,725	Unrealized depreciation on foreign currency contracts	4,153,059
International Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3,540	Unrealized depreciation on foreign currency contracts	26,034
International High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3	Unrealized depreciation on foreign currency contracts	—
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	36	Unrealized depreciation on foreign currency contracts	16
International SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	75	Unrealized depreciation on foreign currency contracts	—

220	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Japan Hedged Capital Goods Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$108	Unrealized depreciation on foreign currency contracts	$42,078
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	2,210,426	Unrealized depreciation on foreign currency contracts	139,982,702
Japan Hedged Financials Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	500	Unrealized depreciation on foreign currency contracts	193,192
Japan Hedged Health Care Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	534	Unrealized depreciation on foreign currency contracts	207,064
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	561	Unrealized depreciation on foreign currency contracts	217,219
Japan Hedged Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	5,385	Unrealized depreciation on foreign currency contracts	929,665
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	33,491	Unrealized depreciation on foreign currency contracts	1,256,242
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	124	Unrealized depreciation on foreign currency contracts	47,869
Japan Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1
Korea Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	8,401	Unrealized depreciation on foreign currency contracts	248,116
United Kingdom Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	245,473	Unrealized depreciation on foreign currency contracts	1,638

For the six months or period ended September 30, 2016, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Australia Dividend Fund
Foreign exchange contracts	$413	$—
Europe Hedged Equity Fund
Foreign exchange contracts	(299,169,686)	575,560,036
Equity contracts	1,734,240	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	(5,222,577)	10,583,506
Europe Quality Dividend Growth Fund
Foreign exchange contracts	6,680	(1)
Europe SmallCap Dividend Fund
Foreign exchange contracts	485,432	(922)
Germany Hedged Equity Fund
Foreign exchange contracts	(4,171,434)	7,962,596
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	(105,566)	112,127
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	(48,839)	63,206

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	221

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
International Dividend ex-Financials Fund
Foreign exchange contracts	$(58,505)	$(431)
International Equity Fund
Foreign exchange contracts	(368,855)	427
International Hedged Equity Fund
Foreign exchange contracts	(85,038)	147,633
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	(14,611,493)	23,828,541
International Hedged SmallCap Dividend Fund
Foreign exchange contracts	(25,471)	16,507
International High Dividend Fund
Foreign exchange contracts	(97,177)	52
International LargeCap Dividend Fund
Foreign exchange contracts	(86,808)	315
International MidCap Dividend Fund
Foreign exchange contracts	(21,125)	—
International Quality Dividend Growth Fund[3]
Foreign exchange contracts	900	—
International SmallCap Dividend Fund
Foreign exchange contracts	197,842	10,518
Japan Hedged Capital Goods Fund
Foreign exchange contracts	(239,441)	(32,182)
Japan Hedged Equity Fund
Foreign exchange contracts	(783,336,931)	(105,804,000)
Japan Hedged Financials Fund
Foreign exchange contracts	(1,048,633)	(152,072)
Japan Hedged Health Care Fund
Foreign exchange contracts	(1,340,216)	(149,294)
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	(1,225,909)	(167,163)
Japan Hedged Real Estate Fund
Foreign exchange contracts	(15,121,104)	(462,643)
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	(7,299,431)	(995,974)
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	(203,677)	(40,389)
Japan Quality Dividend Growth Fund
Foreign exchange contracts	97	1
Japan SmallCap Dividend Fund
Foreign exchange contracts	(150,288)	—
Equity contracts	195,138	—
Korea Hedged Equity Fund
Foreign exchange contracts	(1,867,990)	1,278,546
United Kingdom Hedged Equity Fund
Foreign exchange contracts	1,292,253	1,150,157
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and foreign currency related transactions
Equity contracts	Net realized gain (loss) from futures contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
[3]	For the period April 7, 2016 (commencement of operations) through September 30, 2016.

222	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

During the six months or period ended September 30, 2016, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional		Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Futures contracts (long)	Futures contracts (short)
Australia Dividend Fund
Foreign exchange contracts	$—	$4,229	$—	$—
Europe Hedged Equity Fund
Foreign exchange contracts	12,162,147,587	23,444,864,791	—	—
Equity contracts	—	—	22,587,470	—
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	242,298,203	477,138,309	—	—
Europe Quality Dividend Growth Fund
Foreign exchange contracts	669	3,636	—	—
Europe SmallCap Dividend Fund
Foreign exchange contracts	115,043	107,014	—	—
Germany Hedged Equity Fund
Foreign exchange contracts	181,748,356	354,604,974	—	—
Global ex-U.S. Hedged Dividend Fund
Foreign exchange contracts	4,340,507	8,685,337	—	—
Global ex-U.S. Hedged Real Estate Fund
Foreign exchange contracts	2,472,216	4,980,966	—	—
International Dividend ex-Financials Fund
Foreign exchange contracts	—	37,592	—	—
International Equity Fund
Foreign exchange contracts	44,796	183,805	—	—
International Hedged Equity Fund
Foreign exchange contracts	3,321,485	6,300,804	—	—
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	553,364,849	1,061,221,452	—	—
International Hedged SmallCap Dividend Fund
Foreign exchange contracts	1,794,354	3,570,203	—	—
International High Dividend Fund
Foreign exchange contracts	69,164	120,943	—	—
International LargeCap Dividend Fund
Foreign exchange contracts	—	114,118	—	—
International MidCap Dividend Fund
Foreign exchange contracts	21,820	131,106	—	—
International Quality Dividend Growth Fund[1]
Foreign exchange contracts	—	614	—	—
International SmallCap Dividend Fund
Foreign exchange contracts	505,475	323,776	—	—
Japan Hedged Capital Goods Fund
Foreign exchange contracts	2,631,452	5,137,306	—	—
Japan Hedged Equity Fund
Foreign exchange contracts	8,610,675,863	16,542,598,976	—	—
Japan Hedged Financials Fund
Foreign exchange contracts	11,212,059	21,882,611	—	—
Japan Hedged Health Care Fund
Foreign exchange contracts	15,695,801	29,800,963	—	—
Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	12,801,291	25,023,456	—	—
Japan Hedged Real Estate Fund
Foreign exchange contracts	136,881,879	254,450,808	—	—
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	77,989,351	151,216,407	—	—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	223

Notes to Financial Statements (unaudited) (continued)

	Average Notional		Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Futures contracts (long)	Futures contracts (short)
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	$2,331,924	$4,692,569	$—	$—
Japan Quality Dividend Growth Fund
Foreign exchange contracts	—	750	—	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	32,949	—	—
Equity contracts	—	—	2,410,036	—
Korea Hedged Equity Fund
Foreign exchange contracts	17,526,355	34,126,402	—	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	27,420,275	54,478,208	—	—
[1]	For the period April 7, 2016 (commencement of operations) through September 30, 2016.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

224	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds , other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Futures Contracts — Each Fund may transact in currency futures contracts and interest rate futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	225

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Australia Dividend Fund
Securities Lending	$1,205,247	$—	$(1,205,247)[1]	$—	$—	$—	$—	$—
Europe Hedged Equity Fund
Securities Lending	81,113,438	—	(81,113,438)[1]	—	—	—	—	—
Foreign Currency Contracts	16,672,816	(5,959,133)	—	10,713,683	87,561,342	(5,959,133)	—	81,602,209

226	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Europe Hedged SmallCap Equity Fund
Securities Lending	$9,976,342	$—	$(9,976,342)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	14,537	—	—	14,537	1,599,209	—	—	1,599,209
Europe Quality Dividend Growth Fund
Securities Lending	56,703	—	(56,703)[1]	—	—	—	—	—
Foreign Currency Contracts	1	—	—	1	2	—	—	2
Europe SmallCap Dividend Fund
Securities Lending	58,125,698	—	(58,125,698)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	66	—	—	66
Germany Hedged Equity Fund
Securities Lending	1,560,425	—	(1,560,425)[1]	—	—	—	—	—
Foreign Currency Contracts	837	—	—	837	1,189,435	—	—	1,189,435
Global ex-U.S. Hedged Dividend Fund
Securities Lending	112,855	—	(112,855)[1]	—	—	—	—	—
Foreign Currency Contracts	8,448	—	—	8,448	44,646	—	—	44,646
Global ex-U.S. Hedged Real Estate Fund
Securities Lending	70,545	—	(70,545)[1]	—	—	—	—	—
Foreign Currency Contracts	4,249	—	—	4,249	17,996	—	—	17,996
International Dividend ex-Financials Fund
Securities Lending	274,076	—	(274,076)[1]	—	—	—	—	—
International Equity Fund
Securities Lending	10,252,909	—	(10,252,909)[1]	—	—	—	—	—
International Hedged Equity Fund
Securities Lending	43,666	—	(43,666)[1]	—	—	—	—	—
Foreign Currency Contracts	4,349	—	—	4,349	21,535	—	—	21,535
International Hedged Quality Dividend Growth Fund
Securities Lending	4,736,533	—	(4,736,533)[1]	—	—	—	—	—
Foreign Currency Contracts	961,725	—	—	961,725	4,153,059	—	—	4,153,059
International Hedged SmallCap Dividend Fund
Foreign Currency Contracts	3,540	—	—	3,540	26,034	—	—	26,034
International High Dividend Fund
Securities Lending	2,884,255	—	(2,884,255)[1]	—	—	—	—	—
Foreign Currency Contracts	3	—	—	3	—	—	—	—
International LargeCap Dividend Fund
Securities Lending	3,353,013	—	(3,353,013)[1]	—	—	—	—	—
Foreign Currency Contracts	36	—	—	36	16	—	—	16
International MidCap Dividend Fund
Securities Lending	4,814,273	—	(4,814,273)[1]	—	—	—	—	—
International Quality Dividend Growth Fund
Securities Lending	5,911	—	(5,911)[1]	—	—	—	—	—

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	227

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
International SmallCap Dividend Fund
Securities Lending	$110,771,857	$—	$(110,771,857)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	75	—	—	75	—	—	—	—
Japan Hedged Capital Goods Fund
Securities Lending	146,527	—	(146,527)[1]	—	—	—	—	—
Foreign Currency Contracts	108	—	—	108	42,078	—	—	42,078
Japan Hedged Equity Fund
Securities Lending	817,780,065	—	(817,780,065)[1]	—	—	—	—	—
Foreign Currency Contracts	2,210,426	(1,035,942)	—	1,174,484	139,982,702	(1,035,942)	—	138,946,760
Japan Hedged Financials Fund
Securities Lending	341,480	—	(341,480)[1]	—	—	—	—	—
Foreign Currency Contracts	500	—	—	500	193,192	—	—	193,192
Japan Hedged Health Care Fund
Securities Lending	22,574	—	(22,574)[1]	—	—	—	—	—
Foreign Currency Contracts	534	—	—	534	207,064	—	—	207,064
Japan Hedged Quality Dividend Growth Fund
Securities Lending	184,144	—	(184,144)[1]	—	—	—	—	—
Foreign Currency Contracts	561	—	—	561	217,219	—	—	217,219
Japan Hedged Real Estate Fund
Securities Lending	427,197	—	(427,197)[1]	—	—	—	—	—
Foreign Currency Contracts	5,385	—	—	5,385	929,665	—	—	929,665
Japan Hedged SmallCap Equity Fund
Securities Lending	14,016,769	—	(14,016,769)[1]	—	—	—	—	—
Foreign Currency Contracts	33,491	(31,895)	—	1,596	1,256,242	(31,895)	—	1,224,347
Japan Hedged Tech, Media and Telecom Fund
Securities Lending	26,580	—	(26,580)[1]	—	—	—	—	—
Foreign Currency Contracts	124	—	—	124	47,869	—	—	47,869
Japan Quality Dividend Growth Fund
Securities Lending	13,551	—	(13,551)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1	—	—	1
Japan SmallCap Dividend Fund
Securities Lending	65,782,617	—	(65,782,617)[1]	—	—	—	—	—
Korea Hedged Equity Fund
Securities Lending	109,346	—	(109,346)[1]	—	—	—	—	—
Foreign Currency Contracts	8,401	(1,572)	—	6,829	248,116	(1,572)	—	246,544
United Kingdom Hedged Equity Fund
Foreign Currency Contracts	245,473	(523)	—	244,950	1,638	(523)	—	1,115
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

228	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Australia Dividend Fund	0.58%
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Germany Hedged Equity Fund	0.48%
Global ex-U.S. Hedged Dividend Fund	0.44%
Global ex-U.S. Hedged Real Estate Fund	0.58%[1]
International Dividend ex-Financials Fund	0.58%
International Equity Fund	0.48%
International Hedged Equity Fund	0.35%
International Hedged Quality Dividend Growth Fund	0.58%
International Hedged SmallCap Dividend Fund	0.58%*
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	229

Notes to Financial Statements (unaudited) (continued)

Fund	Advisory Fee Rate
International MidCap Dividend Fund	0.58%
International Quality Dividend Growth Fund	0.48%[2]
International SmallCap Dividend Fund	0.58%
Japan Hedged Capital Goods Fund	0.48%
Japan Hedged Equity Fund	0.48%
Japan Hedged Financials Fund	0.48%
Japan Hedged Health Care Fund	0.48%
Japan Hedged Quality Dividend Growth Fund	0.48%[1]
Japan Hedged Real Estate Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%
Japan Hedged Tech, Media and Telecom Fund	0.48%
Japan Quality Dividend Growth Fund	0.48%[1]
Japan SmallCap Dividend Fund	0.58%
Korea Hedged Equity Fund	0.58%
United Kingdom Hedged Equity Fund	0.48%
*	WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees the Trust for any reason.

[1]

WTAM has contractually agreed to limit the advisory fee to 0.43% per annum based on the average daily net assets through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

[2]

WTAM has contractually agreed to limit the advisory fee to 0.38% per annum based on the average daily net assets through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2016 are as follows:

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2016	Dividend Income
Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$2,908,723	$8,092,392	$10,454,618	$871,384	$79,479
International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$230,746	$4,551,590	$4,076,165	$761,935	$67,912
International Equity Fund
WisdomTree International Dividend ex-Financials Fund	$323,901	$8,449,184	$6,803,273	$1,892,814	$118,591
International Hedged SmallCap Dividend Fund
WisdomTree International SmallCap Dividend Fund	$1,129,702	$1,251,873	$85,301	$2,348,323	$54,862
International High Dividend Fund
WisdomTree International LargeCap Dividend Fund	$6,281	$3,038,537	$3,031,157	$—	$38,290
International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$955,246	$3,210,084	$2,861,068	$1,306,880	$63,860
International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$—	$1,243,718	$1,001,919	$251,915	$10,870
WisdomTree Japan Hedged Equity Fund	—	1,238,260	955,428	248,277	8,918
Total	$—	$2,481,978	$1,957,347	$500,192	$19,788

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$1,326,860	$5,258,542	$6,630,936	$—	$131,373
WisdomTree Japan SmallCap Dividend Fund	1,058,281	4,382,537	5,648,813	—	31,400
Total	$2,385,141	$9,641,079	$12,279,749	$—	$162,773

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$—	$3,514,354	$3,580,852	$—	$—

230	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2016, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months ended September 30, 2016, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/Loss
Australia Dividend Fund	$1,908,344	$2,436,708	$(170,748)
Europe Hedged Equity Fund	32,107,247	80,862,914	(23,061,897)
Europe Hedged SmallCap Equity Fund	14,223,505	11,139,168	(2,603,997)
Europe Quality Dividend Growth Fund	2,868,878	1,824,153	(620,259)
Europe SmallCap Dividend Fund	26,240,737	19,925,709	(200,006)
Germany Hedged Equity Fund	6,376,777	6,251,571	(501,544)
International Dividend ex-Financials Fund	14,869,613	8,512,715	(2,160,041)
International Equity Fund	12,932,343	13,359,952	(881,504)
International Hedged Equity Fund	79,361	146,749	(45,597)
International Hedged Quality Dividend Growth Fund	90,611,508	28,228,790	(7,396,752)
International High Dividend Fund	13,428,723	7,583,065	(2,698,141)
International LargeCap Dividend Fund	7,540,273	10,250,715	(3,597,212)
International MidCap Dividend Fund	16,188,621	13,577,292	(255,802)
International Quality Dividend Growth Fund[1]	545,747	186,028	(4,287)
International SmallCap Dividend Fund	35,423,684	41,688,970	(3,626,086)
Japan Hedged Equity Fund	25,577,560	47,961,164	(13,669,109)
Japan Hedged Quality Dividend Growth Fund	870,511	428,923	(81,474)
Japan Hedged SmallCap Equity Fund	3,777,352	3,403,444	(883,118)
Japan Quality Dividend Growth Fund	163,500	83,117	(22,780)
Japan SmallCap Dividend Fund	15,765,394	14,590,608	(3,112,879)
United Kingdom Hedged Equity Fund	744,460	634,081	(162,991)

[1]	For the period April 7, 2016 (commencement of operations) through September 30, 2016.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2016, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	231

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended September 30, 2016 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Australia Dividend Fund	$10,299,794	$10,374,595	$—	$—
Europe Hedged Equity Fund	2,303,490,746	1,908,014,591	2,526,878	5,078,576,001
Europe Hedged SmallCap Equity Fund	86,032,451	78,437,012	—	69,233,525
Europe Quality Dividend Growth Fund	5,524,187	5,549,414	1,098,108	2,216,242
Europe SmallCap Dividend Fund	392,139,234	353,859,076	—	345,104,788
Germany Hedged Equity Fund	38,553,004	36,930,500	—	56,639,934
Global ex-U.S. Hedged Dividend Fund	225,143	202,603	—	—
Global ex-U.S. Hedged Real Estate Fund	131,425	125,700	—	—
International Dividend ex-Financials Fund	63,577,895	63,470,246	7,757,676	3,876,318
International Equity Fund	77,238,306	75,800,262	28,649,354	6,590,035
International Hedged Equity Fund	603,387	558,999	—	2,310,768
International Hedged Quality Dividend Growth Fund	243,166,606	240,678,890	95,833,231	320,852,715
International Hedged SmallCap Dividend Fund	67,315	85,301	1,184,556	—
International High Dividend Fund	67,915,672	67,721,149	—	9,370,902
International LargeCap Dividend Fund	46,395,825	46,254,479	4,035,806	19,131,502
International MidCap Dividend Fund	46,504,928	46,668,966	2,764,676	37,930
International Quality Dividend Growth Fund[1]	1,302,143	1,320,989	2,486,436	—
International SmallCap Dividend Fund	401,333,592	401,076,178	20,203,659	14,810,643
Japan Hedged Capital Goods Fund	221,023	451,271	—	1,063,596
Japan Hedged Equity Fund	1,753,016,053	2,651,289,762	1,099,015,036	3,650,919,289
Japan Hedged Financials Fund	994,896	1,988,652	1,054,528	3,734,817
Japan Hedged Health Care Fund	1,453,591	2,867,116	—	6,570,169
Japan Hedged Quality Dividend Growth Fund	2,805,808	4,011,199	—	4,312,236
Japan Hedged Real Estate Fund	11,057,467	25,715,419	14,135,199	119,053,975
Japan Hedged SmallCap Equity Fund	32,659,483	33,477,640	—	33,960,798
Japan Hedged Tech, Media and Telecom Fund	346,820	557,117	—	—
Japan Quality Dividend Growth Fund	447,313	440,981	—	—
Japan SmallCap Dividend Fund	144,865,627	127,290,342	33,259,893	119,236,554
Korea Hedged Equity Fund	2,079,743	6,439,417	—	—
United Kingdom Hedged Equity Fund	6,840,916	4,458,851	—	3,438,839

[1]	For the period April 7, 2016 (commencement of operations) through September 30, 2016.

232	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Australia Dividend Fund	$36,609,682	$4,074,922	$(3,738,204)	$336,718
Europe Hedged Equity Fund	10,501,228,814	455,814,504	(1,729,035,881)	(1,273,221,377)
Europe Hedged SmallCap Equity Fund	211,797,471	19,995,237	(17,901,738)	2,093,499
Europe Quality Dividend Growth Fund	16,644,764	1,043,941	(1,079,925)	(35,984)
Europe SmallCap Dividend Fund	899,983,651	61,809,581	(124,294,500)	(62,484,919)
Germany Hedged Equity Fund	164,409,056	8,246,913	(23,390,164)	(15,143,251)
Global ex-U.S. Hedged Dividend Fund	4,776,744	236,712	(405,935)	(169,223)
Global ex-U.S. Hedged Real Estate Fund	2,605,542	221,174	(168,086)	53,088
International Dividend ex-Financials Fund	265,867,703	10,694,913	(40,507,983)	(29,813,070)
International Equity Fund	660,467,558	71,737,789	(66,239,089)	5,498,700
International Hedged Equity Fund	2,464,565	114,410	(175,273)	(60,863)
International Hedged Quality Dividend Growth Fund	518,684,803	29,455,022	(26,581,510)	2,873,512
International Hedged SmallCap Dividend Fund	2,381,579	—	(33,256)	(33,256)
International High Dividend Fund	276,892,296	17,397,309	(41,279,450)	(23,882,141)
International LargeCap Dividend Fund	376,709,126	28,836,965	(43,568,274)	(14,731,309)
International MidCap Dividend Fund	150,094,362	21,358,437	(11,332,794)	10,025,643
International Quality Dividend Growth Fund	2,453,628	254,032	—	254,032
International SmallCap Dividend Fund	1,133,727,418	186,052,218	(82,970,794)	103,081,424
Japan Hedged Capital Goods Fund	2,382,014	110,898	(250,013)	(139,115)
Japan Hedged Equity Fund	7,945,768,208	426,793,144	(755,447,823)	(328,654,679)
Japan Hedged Financials Fund	12,402,662	40,197	(2,610,494)	(2,570,297)
Japan Hedged Health Care Fund	10,541,572	906,855	(390,884)	515,971
Japan Hedged Quality Dividend Growth Fund	11,186,999	751,392	(762,542)	(11,150)
Japan Hedged Real Estate Fund	44,636,748	2,003,359	(7,763,203)	(5,759,844)
Japan Hedged SmallCap Equity Fund	72,405,811	6,487,398	(3,086,679)	3,400,719
Japan Hedged Tech, Media and Telecom Fund	2,199,314	392,508	(152,141)	240,367
Japan Quality Dividend Growth Fund	2,411,546	223,055	(144,246)	78,809
Japan SmallCap Dividend Fund	412,244,214	49,335,169	(10,631,058)	38,704,111
Korea Hedged Equity Fund	15,129,104	1,619,695	(1,471,253)	148,442
United Kingdom Hedged Equity Fund	31,489,535	632,804	(4,796,314)	(4,163,510)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	233

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2016 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of applicable series herein (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds, (the “Sub-Advisory Agreement,” and, collectively with the Advisory Agreements, the “Agreements.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 4, 2016, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including each of the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

234	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

The Board discussed the Funds’ performance, noting that the Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median and average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund or certain comparison funds.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	235

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

236	WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds	237

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2016:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1960

WisdomTree Trust

Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Semi-Annual Report

September 30, 2016

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	20.2%
Telecommunication Services	18.0%
Information Technology	15.6%
Materials	9.1%
Energy	8.8%
Consumer Staples	6.8%
Industrials	6.3%
Utilities	4.9%
Consumer Discretionary	4.8%
Real Estate	3.7%
Healthcare	1.2%
Investment Company	0.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
China Mobile Ltd.	5.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.7%
BHP Billiton Ltd.	3.4%
China Construction Bank Corp., Class H	3.3%
Samsung Electronics Co., Ltd.	3.2%
CNOOC Ltd.	2.5%
Telstra Corp., Ltd.	2.4%
Singapore Telecommunications Ltd.	2.0%
Commonwealth Bank of Australia	1.8%
Wesfarmers Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for

Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs.

Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	8.98%	15.96%	0.25%	5.55%	5.55%	6.22%
Fund Market Price Returns	10.17%	16.23%	0.60%	6.30%	5.56%	6.30%
WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[2]	9.42%	16.70%	0.58%	5.91%	6.41%	7.09%
MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[3]	10.19%	18.07%	2.29%	6.67%	5.54%	6.08%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.
[3]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	1

Performance Summary (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	33.2%
Information Technology	30.4%
Financials	10.5%
Consumer Staples	9.2%
Healthcare	7.1%
Real Estate	5.9%
Industrials	3.1%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Tencent Holdings Ltd.	7.0%
Alibaba Group Holding Ltd., ADR	6.9%
JD.com, Inc., ADR	6.5%
Ping An Insurance Group Co. of China Ltd., Class H	6.5%
Baidu, Inc., ADR	6.4%
Ctrip.com International Ltd., ADR	6.3%
NetEase, Inc., ADR	3.5%
China Minsheng Banking Corp., Ltd., Class H	2.6%
Hengan International Group Co., Ltd.	2.4%
New Oriental Education & Technology Group, Inc., ADR	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the ‘‘Fund’’), seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for

Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs.

Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s net and gross annual expense ratios were 0.53% and 0.63%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	13.19%	24.91%	3.19%	3.37%
Fund Market Price Returns	15.05%	26.91%	3.62%	3.35%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[2]	13.48%	26.43%	4.48%	4.34%
MSCI China Index	14.05%	12.95%	3.90%	6.03%
FTSE China 50 Index	12.12%	10.58%	3.26%	4.91%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.
[2]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Ownded Enterprises Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	33.4%
Consumer Staples	28.6%
Information Technology	12.4%
Financials	9.4%
Real Estate	4.2%
Telecommunication Services	4.2%
Utilities	4.1%
Industrials	2.9%
Healthcare	0.7%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Ambev S.A.	8.6%
Hyundai Mobis Co., Ltd.	6.4%
Alibaba Group Holding Ltd., ADR	3.4%
Astra International Tbk PT	2.6%
Ping An Insurance Group Co. of China Ltd., Class H	2.1%
KT&G Corp.	2.0%
LG Display Co., Ltd.	1.9%
BB Seguridade Participacoes S.A.	1.8%
MTN Group Ltd.	1.7%
Magnit PJSC, GDR Reg S	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	11.54%	19.71%	-0.65%	-1.00%
Fund Market Price Returns	12.55%	19.55%	-1.03%	-1.15%
WisdomTree Emerging Markets Consumer Growth Index	12.00%	20.35%	0.09%	-0.27%
MSCI Emerging Markets Index	9.75%	16.78%	-0.56%	-0.97%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	3

Performance Summary (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Information Technology	29.4%
Financials	18.1%
Consumer Discretionary	15.0%
Consumer Staples	10.8%
Materials	6.3%
Industrials	5.3%
Healthcare	4.0%
Energy	3.8%
Telecommunication Services	3.7%
Real Estate	2.1%
Utilities	1.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Tencent Holdings Ltd.	6.7%
Alibaba Group Holding Ltd., ADR	5.0%
Samsung Electronics Co., Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Baidu, Inc., ADR	2.3%
Naspers Ltd., Class N	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.9%
JD.com, Inc., ADR	1.5%
Lukoil PJSC, ADR	1.1%
Reliance Industries Ltd., GDR	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	9.34%	17.32%	-0.53%
Fund Market Price Returns	9.81%	17.52%	-0.15%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	10.04%	19.78%	1.50%
MSCI Emerging Markets Index	9.75%	16.78%	-0.74%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	20.7%
Energy	17.1%
Materials	15.1%
Telecommunication Services	12.9%
Information Technology	12.6%
Utilities	5.9%
Consumer Discretionary	5.4%
Industrials	4.6%
Real Estate	3.7%
Consumer Staples	1.3%
Healthcare	0.3%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
CNOOC Ltd.	4.1%
Lukoil PJSC, ADR	3.7%
MMC Norilsk Nickel PJSC, ADR	3.6%
Gazprom PJSC, ADR	3.5%
China Construction Bank Corp., Class H	2.8%
Industrial & Commercial Bank of China Ltd., Class H	2.1%
Chunghwa Telecom Co., Ltd.	2.0%
Vale S.A.	1.9%
PTT PCL, NVDR	1.7%
MTN Group Ltd.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	9.71%	16.12%	-6.38%	-1.01%	0.85%
Fund Market Price Returns	11.00%	16.55%	-6.11%	-0.55%	0.60%
WisdomTree Emerging Markets High Dividend Index	10.17%	17.28%	-5.41%	0.05%	1.88%
MSCI Emerging Markets Index	9.75%	16.78%	-0.56%	3.03%	-0.18%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	5

Performance Summary (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Information Technology	20.3%
Consumer Staples	17.1%
Consumer Discretionary	14.3%
Telecommunication Services	12.3%
Real Estate	10.1%
Industrials	9.3%
Financials	6.5%
Energy	2.8%
Healthcare	2.6%
Materials	2.5%
Utilities	2.0%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Ambev S.A.	5.6%
China Evergrande Group	4.0%
Telekomunikasi Indonesia Persero Tbk PT	3.7%
BB Seguridade Participacoes S.A.	3.6%
Vodacom Group Ltd.	3.1%
China Overseas Land & Investment Ltd.	2.7%
Advanced Info Service PCL, NVDR	2.6%
Tencent Holdings Ltd.	2.4%
Novatek OJSC, GDR Reg S	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	9.81%	21.09%	-0.33%	-0.81%
Fund Market Price Returns	11.92%	21.98%	0.06%	-0.90%
WisdomTree Emerging Markets Quality Dividend Growth Index	10.38%	22.40%	0.65%	0.14%
MSCI Emerging Markets Index	9.75%	16.78%	-0.56%	0.69%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Information Technology	18.6%
Consumer Discretionary	16.7%
Industrials	14.0%
Real Estate	12.4%
Materials	11.1%
Financials	8.8%
Consumer Staples	6.4%
Utilities	5.0%
Energy	3.2%
Healthcare	2.9%
Telecommunication Services	0.7%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Cia Siderurgica Nacional S.A.	1.3%
Inventec Corp.	1.2%
Micro-Star International Co., Ltd.	1.0%
CIFI Holdings Group Co., Ltd.	0.9%
Transmissora Alianca de Energia Eletrica S.A.	0.8%
Novatek Microelectronics Corp.	0.8%
Synnex Technology International Corp.	0.7%
Kingboard Chemical Holdings Ltd.	0.7%
EcoRodovias Infraestrutura e Logistica S.A.	0.7%
Xinyi Glass Holdings Ltd.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	11.97%	19.34%	-1.00%	3.94%	0.95%
Fund Market Price Returns	13.57%	20.83%	-0.56%	4.82%	1.09%
WisdomTree Emerging Markets SmallCap Dividend Index	12.69%	21.00%	0.12%	5.17%	2.12%
MSCI Emerging Markets Small Cap Index	8.03%	12.65%	1.29%	4.72%	-0.31%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	7

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	17.4%
Information Technology	16.4%
Consumer Staples	16.4%
Industrials	10.5%
Healthcare	9.5%
Real Estate	6.6%
Energy	6.4%
Financials	6.1%
Materials	4.4%
Utilities	2.9%
Telecommunication Services	2.8%
Investment Company	0.3%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.8%
Ambev S.A.	5.6%
Gazprom PJSC, ADR	4.4%
Imperial Brands PLC	3.8%
Industria de Diseno Textil S.A.	3.0%
Novo Nordisk A/S, Class B	2.2%
Roche Holding AG, Bearer Shares	2.1%
Fortum Oyj	2.1%
Hennes & Mauritz AB, Class B	2.0%
China Evergrande Group	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs.

Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	5.73%	14.82%	1.71%	4.91%	1.92%	2.27%
Fund Market Price Returns	7.02%	15.20%	2.11%	5.42%	1.95%	2.36%
WisdomTree Japan Equity Income/Global ex-U.S. Quality Dividend Growth Spliced Index[2]	6.10%	15.62%	2.18%	5.55%	2.51%	2.86%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[3]	6.56%	11.51%	2.23%	7.45%	3.57%	3.93%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Quality Dividend Growth Index thereafter.
[3]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-USA Growth Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown† as of 9/30/16

Industry	% of Net Assets
Real Estate Management & Development	52.2%
Equity Real Estate Investment Trusts (REITs)	46.2%
Capital Markets	1.3%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	4.0%
China Evergrande Group	3.2%
Unibail-Rodamco SE	3.1%
Scentre Group	2.8%
Country Garden Holdings Co., Ltd.	2.7%
Wharf Holdings Ltd. (The)	2.6%
China Overseas Land & Investment Ltd.	2.2%
Link REIT	2.1%
New World Development Co., Ltd.	1.8%
Westfield Corp.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	7.78%	16.03%	4.94%	10.07%	-0.26%
Fund Market Price Returns	8.16%	16.33%	5.07%	10.56%	-0.36%
WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[2]	7.92%	16.37%	5.15%	10.32%	-0.10%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	2.27%	9.42%	3.50%	9.93%	-0.47%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.
[2]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	9

Performance Summary (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	17.2%
Energy	14.5%
Telecommunication Services	10.2%
Consumer Staples	10.1%
Utilities	8.2%
Healthcare	8.1%
Industrials	7.4%
Information Technology	6.4%
Consumer Discretionary	6.4%
Real Estate	6.2%
Materials	4.9%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Exxon Mobil Corp.	3.1%
AT&T, Inc.	2.9%
Verizon Communications, Inc.	2.5%
Johnson & Johnson	2.4%
General Electric Co.	2.3%
Chevron Corp.	2.2%
Procter & Gamble Co. (The)	2.0%
Philip Morris International, Inc.	1.7%
Pfizer, Inc.	1.6%
Merck & Co., Inc.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV rturns and market price returns may differ because of factors such as the supply and demnd for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	6.42%	15.04%	1.77%	6.93%	1.88%	2.88%
Fund Market Price Returns	7.20%	15.39%	1.78%	7.32%	1.85%	2.84%
WisdomTree Europe Equity Income/Global High Dividend Spliced Index[2]	6.40%	14.88%	1.79%	7.05%	2.08%	3.12%
MSCI Europe Value/MSCI AC World Spliced Index[3]	6.34%	11.96%	5.17%	10.63%	2.86%	4.00%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global High Dividend Index thereafter.
[3]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	24.2%
Energy	19.2%
Information Technology	18.3%
Consumer Discretionary	9.7%
Healthcare	6.1%
Industrials	5.6%
Utilities	5.3%
Consumer Staples	4.3%
Materials	4.2%
Telecommunication Services	2.5%
Real Estate	0.4%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Reliance Industries Ltd.	9.5%
Infosys Ltd.	8.0%
Housing Development Finance Corp., Ltd.	6.1%
Tata Consultancy Services Ltd.	4.1%
Axis Bank Ltd.	3.2%
ICICI Bank Ltd.	2.7%
Tata Motors Ltd.	2.5%
Bharat Petroleum Corp., Ltd.	2.1%
HCL Technologies Ltd.	2.0%
Oil & Natural Gas Corp., Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.83%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	12.17%	10.55%	13.47%	3.87%	-0.81%
Fund Market Price Returns	11.79%	9.73%	13.48%	4.59%	-0.88%
WisdomTree India Earnings Index	12.92%	11.49%	14.86%	5.11%	0.53%
MSCI India Index	9.86%	6.14%	11.18%	5.29%	0.01%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	11

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	52.3%
Telecommunication Services	24.1%
Industrials	9.4%
Real Estate	7.4%
Consumer Discretionary	1.9%
Energy	1.7%
Materials	1.3%
Utilities	1.1%
Consumer Staples	0.2%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Maroc Telecom	9.8%
Mobile Telecommunications Co. KSC	6.5%
Qatar National Bank SAQ	6.4%
First Gulf Bank PJSC	5.3%
National Bank of Kuwait SAKP	5.1%
Industries Qatar QSC	4.5%
Ahli United Bank BSC	3.6%
Oman Telecommunications Co. SAOG	3.3%
Attijariwafa Bank	3.0%
National Bank of Abu Dhabi PJSC	3.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.88%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.76%	-4.11%	1.70%	7.05%	-0.47%
Fund Market Price Returns	2.93%	-3.65%	1.96%	7.48%	-0.74%
WisdomTree Middle East Dividend Index	2.35%	-2.82%	2.86%	7.47%	0.78%
MSCI Arabian Markets ex-Saudi Arabia Index	3.87%	-1.86%	0.78%	4.14%	-4.61%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-USA Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that aims to represent the universe of companies in the Gulf Cooperation Council (GCC) countries, excluding Saudi Arabia, plus Jordan, Egypt, Morocco, Tunisia and Lebanon.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Value Index is comprised of value stocks in the MSCI Europe Index.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree Investments, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	13

Description of Indexes (unaudited) (continued)

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets Quality Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of

14	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Description of Indexes (unaudited) (concluded)

its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	15

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/16 to 9/30/16” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio Based on the Period 4/1/16 to 9/30/16	Expenses Paid During the Period† 4/1/16 to 9/30/16
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$1,089.80	0.48%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree China ex-State-Owned Enterprises Fund
Actual	$1,000.00	$1,131.90	0.53%*	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.53%*	$2.69
WisdomTree Emerging Markets Consumer Growth Fund
Actual	$1,000.00	$1,115.40	0.63%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Actual	$1,000.00	$1,093.40	0.58%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Emerging Markets High Dividend Fund
Actual	$1,000.00	$1,097.10	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree Emerging Markets Quality Dividend Growth Fund
Actual	$1,000.00	$1,098.10	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,119.70	0.63%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$1,057.30	0.58%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$1,077.80	0.58%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global High Dividend Fund
Actual	$1,000.00	$1,064.20	0.59%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
WisdomTree India Earnings Fund
(consolidated)
Actual	$1,000.00	$1,121.70	0.85%	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	0.85%	$4.31
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,017.60	0.88%	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	0.88%	$4.46

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

*	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	17

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 21.8%
AGL Energy Ltd.	13,081	$190,695
Amcor Ltd.	22,601	262,026
AMP Ltd.	29,291	118,351
Aurizon Holdings Ltd.	49,481	177,967
Australia & New Zealand Banking Group Ltd.	32,146	679,691
BHP Billiton Ltd.	102,845	1,761,354
Brambles Ltd.	20,821	190,881
Caltex Australia Ltd.	4,465	117,027
CIMIC Group Ltd.	6,571	144,518
Coca-Cola Amatil Ltd.	17,458	136,937
Commonwealth Bank of Australia	17,007	942,258
Crown Resorts Ltd.	11,463	115,002
CSL Ltd.	4,154	340,137
Incitec Pivot Ltd.	24,874	53,678
Insurance Australia Group Ltd.	26,735	111,911
Macquarie Group Ltd.	2,856	179,084
National Australia Bank Ltd.	28,637	610,756
QBE Insurance Group Ltd.	8,657	61,544
Ramsay Health Care Ltd.	1,700	102,929
Rio Tinto Ltd.	11,004	434,598
Sonic Healthcare Ltd.	8,053	135,638
Suncorp Group Ltd.	14,724	136,450
Telstra Corp., Ltd.	309,868	1,228,316
Wesfarmers Ltd.	26,632	898,764
Westpac Banking Corp.	34,715	783,953
Woodside Petroleum Ltd.	36,427	797,805
Woolworths Ltd.	31,310	557,549

Total Australia		11,269,819
China – 21.8%
AAC Technologies Holdings, Inc.	12,000	120,604
Agricultural Bank of China Ltd. Class H	333,000	142,543
ANTA Sports Products Ltd.	33,000	89,564
Bank of China Ltd. Class H	803,255	366,625
Bank of Communications Co., Ltd. Class H	300,955	229,326
Beijing Enterprises Holdings Ltd.	9,000	45,604
Belle International Holdings Ltd.	319,000	218,810
China Construction Bank Corp. Class H	2,293,100	1,700,027
China Evergrande Group(a)	251,000	169,578
China Life Insurance Co., Ltd. Class H	24,396	62,909
China Merchants Bank Co., Ltd. Class H	30,404	76,599
China Merchants Port Holdings Co., Ltd.	36,084	96,073
China Mobile Ltd.	247,734	2,997,677
China Overseas Land & Investment Ltd.	35,065	118,904
China Petroleum & Chemical Corp. Class H	416,261	303,235
China Power International Development Ltd.	106,000	40,727
China Resources Land Ltd.	30,000	83,549
China Resources Power Holdings Co., Ltd.	76,218	131,289
China Shenhua Energy Co., Ltd. Class H	132,736	259,450
China Telecom Corp., Ltd. Class H	137,038	69,085
China Unicom Hong Kong Ltd.	224,345	269,297
CITIC Ltd.	208,000	296,608
CNOOC Ltd.	1,022,561	1,268,321

Country Garden Holdings Co., Ltd.	309,000	$162,947
Fosun International Ltd.	49,500	74,289
Guangdong Investment Ltd.	70,000	111,192
Hengan International Group Co., Ltd.	13,500	111,921
Industrial & Commercial Bank of China Ltd. Class H	808,270	505,433
Kunlun Energy Co., Ltd.	122,000	93,435
Lenovo Group Ltd.	181,000	119,952
PetroChina Co., Ltd. Class H	244,919	160,733
Ping An Insurance Group Co. of China Ltd. Class H	23,646	122,560
Shenzhou International Group Holdings Ltd.	15,000	104,436
Shimao Property Holdings Ltd.	37,500	50,767
Sun Art Retail Group Ltd.	99,225	68,445
Tencent Holdings Ltd.	10,500	288,359
Tingyi Cayman Islands Holding Corp.(a)	42,000	48,628
Want Want China Holdings Ltd.(a)	116,000	71,790

Total China		11,251,291
Hong Kong – 8.0%
AIA Group Ltd.	29,325	194,909
Bank of East Asia Ltd. (The)(a)	21,200	85,965
BOC Hong Kong Holdings Ltd.	93,389	315,473
Cathay Pacific Airways Ltd.	66,000	91,904
CLP Holdings Ltd.	49,604	512,608
Galaxy Entertainment Group Ltd.	37,000	139,299
Hang Lung Properties Ltd.	41,000	92,192
Hang Seng Bank Ltd.	15,303	273,270
Henderson Land Development Co., Ltd.	17,615	104,473
Hong Kong & China Gas Co., Ltd.	141,468	267,033
Hong Kong Exchanges and Clearing Ltd.	6,535	171,718
MTR Corp., Ltd.	89,265	491,444
New World Development Co., Ltd.	101,409	131,796
Power Assets Holdings Ltd.	38,079	371,169
Sino Land Co., Ltd.	52,924	93,621
Sun Hung Kai Properties Ltd.	18,534	279,828
Swire Pacific Ltd. Class A	7,000	75,407
Swire Pacific Ltd. Class B	42,500	82,633
Swire Properties Ltd.	36,000	105,364
Wharf Holdings Ltd. (The)	24,350	177,226
Wheelock & Co., Ltd.	14,000	82,582

Total Hong Kong		4,139,914
India – 3.1%
Ambuja Cements Ltd.	7,478	28,275
Asian Paints Ltd.	1,029	17,939
Axis Bank Ltd. GDR Reg S	645	25,929
Bajaj Auto Ltd.	641	27,223
Bank of Baroda*	4,285	10,774
Bharat Petroleum Corp., Ltd.	4,317	39,720
Bharti Airtel Ltd.	3,950	18,629
Bharti Infratel Ltd.	4,462	24,481
Coal India Ltd.	37,192	180,039
Dr Reddy’s Laboratories Ltd. ADR	213	9,887
GAIL India Ltd. GDR Reg S	319	10,798
HCL Technologies Ltd.	4,942	59,374
Hero MotoCorp Ltd.	485	24,867

See Notes to Financial Statements.

18	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2016

Investments	Shares	Value

Hindustan Unilever Ltd.	6,387	$83,253
ICICI Bank Ltd. ADR	5,214	38,949
IndusInd Bank Ltd.	1,571	28,219
Infosys Ltd.	576	8,963
Infosys Ltd. ADR	19,405	306,211
ITC Ltd.	26,033	94,369
Larsen & Toubro Ltd. GDR Reg S	922	19,731
Lupin Ltd.	423	9,442
Mahindra & Mahindra Ltd. GDR	1,246	26,415
NTPC Ltd.	19,466	43,271
Oil & Natural Gas Corp., Ltd.	29,367	113,203
Reliance Industries Ltd. GDR(b)	3,940	129,232
State Bank of India GDR Reg S	531	19,780
Tata Consultancy Services Ltd.	3,504	127,929
Tech Mahindra Ltd.	2,302	14,516
Wipro Ltd.	5,653	40,665
Yes Bank Ltd.	1,033	19,467
Zee Entertainment Enterprises Ltd.	1,609	13,213

Total India		1,614,763
Indonesia – 3.1%
Astra International Tbk PT	674,561	426,414
Bank Central Asia Tbk PT	79,075	95,125
Bank Mandiri Persero Tbk PT	150,324	129,004
Bank Rakyat Indonesia Persero Tbk PT	155,200	145,080
Telekomunikasi Indonesia Persero Tbk PT	1,598,200	527,794
Unilever Indonesia Tbk PT	75,135	256,476

Total Indonesia		1,579,893
Malaysia – 4.2%
Axiata Group Bhd	150,300	189,715
DiGi.Com Bhd	168,600	203,029
Genting Malaysia Bhd	31,140	34,261
IOI Corp. Bhd	89,000	95,768
Kuala Lumpur Kepong Bhd	17,300	100,315
Malayan Banking Bhd	119,094	215,985
Maxis Bhd	178,800	266,330
MISC Bhd	39,300	71,748
Petronas Chemicals Group Bhd	102,608	164,997
Petronas Gas Bhd	32,200	170,052
Public Bank Bhd	24,990	119,768
Sime Darby Bhd	114,500	211,806
Telekom Malaysia Bhd	63,600	104,270
Tenaga Nasional Bhd	64,300	222,341

Total Malaysia		2,170,385
Philippines – 1.8%
Aboitiz Equity Ventures, Inc.	69,460	108,498
Aboitiz Power Corp.	160,600	151,178
Globe Telecom, Inc.	2,345	98,645
Manila Electric Co.	22,050	141,135
PLDT, Inc.	7,025	248,001
SM Investments Corp.	8,904	123,659
Universal Robina Corp.	20,850	76,529

Total Philippines		947,645
Singapore – 5.6%
CapitaLand Ltd.	38,300	$89,890
DBS Group Holdings Ltd.	16,817	189,823
Hutchison Port Holdings Trust	382,707	170,305
Jardine Cycle & Carriage Ltd.	7,278	228,623
Keppel Corp., Ltd.	58,984	233,176
Oversea-Chinese Banking Corp., Ltd.	29,801	189,063
Singapore Airlines Ltd.	12,157	93,711
Singapore Technologies Engineering Ltd.	81,025	191,947
Singapore Telecommunications Ltd.	361,677	1,053,106
United Overseas Bank Ltd.	14,998	207,131
Wilmar International Ltd.	91,200	215,383

Total Singapore		2,862,158
South Korea – 9.2%
Coway Co., Ltd.	1,202	104,119
Hyundai Mobis Co., Ltd.	751	187,520
Hyundai Motor Co.	2,676	329,231
Kangwon Land, Inc.	3,240	115,615
KB Financial Group, Inc.	1,985	68,218
Kia Motors Corp.	4,134	158,213
Korea Electric Power Corp.	3,721	182,443
Korea Zinc Co., Ltd.	176	76,866
KT&G Corp.	2,356	267,399
LG Chem Ltd.	561	123,014
LG Corp.	1,783	104,744
LG Display Co., Ltd.	3,203	81,722
LG Household & Health Care Ltd.	20	17,342
POSCO	2,132	439,428
S-Oil Corp.	1,275	94,003
Samsung Electronics Co., Ltd.	1,156	1,677,294
Samsung Life Insurance Co., Ltd.	1,056	101,156
Shinhan Financial Group Co., Ltd.	2,871	104,663
SK Holdings Co., Ltd.	481	92,588
SK Hynix, Inc.	3,188	116,364
SK Telecom Co., Ltd.	503	103,217
SK Telecom Co., Ltd. ADR	8,992	203,219

Total South Korea		4,748,378
Taiwan – 16.4%
Advanced Semiconductor Engineering, Inc.	218,175	261,708
Asustek Computer, Inc.	20,740	184,933
Catcher Technology Co., Ltd.	7,000	56,834
Cathay Financial Holding Co., Ltd.	112,614	144,066
Cheng Shin Rubber Industry Co., Ltd.	74,948	157,569
China Steel Corp.	400,078	282,073
Chunghwa Telecom Co., Ltd.	188,436	664,280
CTBC Financial Holding Co., Ltd.	169,805	98,593
Delta Electronics, Inc.	51,415	273,925
Far Eastern New Century Corp.	107,683	80,559
Far EasTone Telecommunications Co., Ltd.	72,000	169,977
First Financial Holding Co., Ltd.	117	62
Formosa Chemicals & Fibre Corp.	49,685	133,622
Formosa Petrochemical Corp.	66,511	199,880
Formosa Plastics Corp.	71,444	177,325

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	19

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2016

Investments	Shares	Value

Fubon Financial Holding Co., Ltd.	114,803	$169,574
Hon Hai Precision Industry Co., Ltd.	334,532	843,120
Hua Nan Financial Holdings Co., Ltd.	97,211	49,775
Largan Precision Co., Ltd.	1,000	120,592
MediaTek, Inc.	65,000	496,642
Mega Financial Holding Co., Ltd.	181,827	127,906
Nan Ya Plastics Corp.	149,537	295,778
Pegatron Corp.	62,000	159,423
President Chain Store Corp.	18,000	142,987
Quanta Computer, Inc.	132,000	275,408
Taiwan Mobile Co., Ltd.	92,100	330,550
Taiwan Semiconductor Manufacturing Co., Ltd.	417,241	2,429,264
Uni-President Enterprises Corp.	66,346	124,456

Total Taiwan		8,450,881
Thailand – 4.4%
Advanced Info Service PCL	64,400	297,374
Advanced Info Service PCL NVDR	15,400	71,111
Airports of Thailand PCL NVDR	13,384	154,119
Bangkok Bank PCL NVDR	12,700	59,560
CP ALL PCL	81,000	143,766
Intouch Holdings PCL NVDR	104,585	162,990
Krung Thai Bank PCL NVDR	151,000	76,698
PTT Exploration & Production PCL	77,213	180,498
PTT Global Chemical PCL	94,394	160,047
PTT PCL	49,500	484,286
PTT PCL NVDR	8,800	86,095
Siam Cement PCL (The) NVDR	18,871	281,023
Siam Commercial Bank PCL (The)	27,700	118,314

Total Thailand		2,275,881
TOTAL COMMON STOCKS (Cost: $50,740,042)		51,311,008
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
WisdomTree Global ex-U.S. Real Estate Fund(a)(c)
(Cost: $194,868)	6,836	196,808
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(d)
(Cost: $129,977)(e)	129,977	129,977
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $51,064,887)		51,637,793
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		5,592

NET ASSETS – 100.0%		$51,643,385
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(e)

At September 30, 2016, the total market value of the Fund’s securities on loan was $397,535 and the total market value of the collateral held by the Fund was $421,857. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $291,880.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	AUD	6,000	USD	4,596	$4
10/4/2016	HKD	150,000	USD	19,344	4
					$8

CURRENCY LEGEND

AUD – Australian dollar

HKD – Hong Kong dollar

USD – U.S. dollar

See Notes to Financial Statements.

20	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.4%
China – 99.4%
Auto Components – 2.0%
Minth Group Ltd.	22,000	$77,295
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	6,750	1,419
Xinyi Glass Holdings Ltd.*	84,000	75,921

Total Auto Components		154,635
Automobiles – 4.7%
BYD Co., Ltd. Class H*	21,000	137,817
Geely Automobile Holdings Ltd.	150,000	133,833
Great Wall Motor Co., Ltd. Class H*	97,500	94,911

Total Automobiles		366,561
Banks – 2.6%
China Minsheng Banking Corp., Ltd. Class H	178,500	205,750
Biotechnology – 1.0%
China Biologic Products, Inc.*	642	79,916
Capital Markets – 1.4%
GF Securities Co., Ltd. Class H	51,600	109,109
Communications Equipment – 0.1%
ZTE Corp. Class H	4,800	6,981
Diversified Consumer Services – 3.6%
New Oriental Education & Technology Group, Inc. ADR*	3,785	175,473
TAL Education Group ADR*	1,468	103,993

Total Diversified Consumer Services		279,466
Electrical Equipment – 0.0%
Tech Pro Technology Development Ltd.*	140,000	3,213
Electronic Equipment, Instruments & Components – 2.6%
AAC Technologies Holdings, Inc.	13,500	135,680
Sunny Optical Technology Group Co., Ltd.	14,000	69,134

Total Electronic Equipment, Instruments & Components		204,814
Food & Staples Retailing – 0.8%
Sun Art Retail Group Ltd.	92,000	63,461
Food Products – 6.0%
China Huishan Dairy Holdings Co., Ltd.	160,000	59,825
Qinqin Foodstuffs Group Cayman Co., Ltd.*	5,600	2,058
Tingyi Cayman Islands Holding Corp.	64,000	74,100
Uni-President China Holdings Ltd.(a)	69,000	48,930
Want Want China Holdings Ltd.	203,000	125,633
WH Group Ltd.(b)	197,500	158,897

Total Food Products		469,443
Health Care Equipment & Supplies – 0.7%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	84,000	56,318
Household Durables – 0.7%
Skyworth Digital Holdings Ltd.	74,000	53,239
Insurance – 6.5%
Ping An Insurance Group Co. of China Ltd. Class H	97,500	505,354
Internet & Catalog Retail – 15.0%
Ctrip.com International Ltd. ADR*	10,572	492,338

Investments	Shares	Value

JD.com, Inc. ADR*	19,607	$511,546
Vipshop Holdings Ltd. ADR*	11,798	173,077

Total Internet & Catalog Retail		1,176,961
Internet Software & Services – 26.4%
21Vianet Group, Inc. ADR*	936	7,441
Alibaba Group Holding Ltd. ADR*	5,090	538,471
Autohome, Inc. ADR*	746	18,090
Baidu, Inc. ADR*	2,736	498,144
Bitauto Holdings Ltd. ADR*	580	16,866
Fang Holdings Ltd. ADR*	2,287	10,269
NetEase, Inc. ADR	1,142	274,971
SINA Corp.*	1,110	81,951
Sohu.com, Inc.*	294	13,010
Tencent Holdings Ltd.	20,100	552,002
Weibo Corp. ADR*	91	4,563
YY, Inc. ADR*(a)	958	51,042

Total Internet Software & Services		2,066,820
Machinery – 2.2%
China Conch Venture Holdings Ltd.	59,363	115,727
Haitian International Holdings Ltd.	29,000	57,058

Total Machinery		172,785
Media – 1.0%
Alibaba Pictures Group Ltd.*	390,000	81,460
Multiline Retail – 0.8%
Intime Retail Group Co., Ltd.	70,000	61,011
Personal Products – 2.4%
Hengan International Group Co., Ltd.	22,500	186,534
Pharmaceuticals – 5.3%
China Medical System Holdings Ltd.	44,000	73,977
CSPC Pharmaceutical Group Ltd.	136,000	136,071
Luye Pharma Group Ltd.*	76,607	50,176
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	17,000	52,824
Sino Biopharmaceutical Ltd.	155,000	104,120

Total Pharmaceuticals		417,168
Real Estate Management & Development – 5.9%
China Evergrande Group(a)	123,000	83,100
China Vanke Co., Ltd. Class H	42,876	111,116
Country Garden Holdings Co., Ltd.	251,000	132,362
Longfor Properties Co., Ltd.	46,500	71,345
Renhe Commercial Holdings Co., Ltd.*	126,000	3,135
Shimao Property Holdings Ltd.	46,500	62,952

Total Real Estate Management & Development		464,010
Road & Rail – 0.6%
CAR, Inc.*	46,635	48,283
Semiconductors & Semiconductor Equipment – 0.7%
GCL-Poly Energy Holdings Ltd.(a)	99,000	13,147
Hanergy Thin Film Power Group Ltd.*†	502,000	0
Xinyi Solar Holdings Ltd.*	114,000	42,626

Total Semiconductors & Semiconductor Equipment		55,773

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	21

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2016

Investments	Shares	Value

Software – 0.6%
Kingsoft Corp., Ltd.	20,000	$47,293
Specialty Retail – 0.8%
GOME Electrical Appliances Holding Ltd.	475,000	58,181
Textiles, Apparel & Luxury Goods – 4.7%
ANTA Sports Products Ltd.	34,000	92,277
Belle International Holdings Ltd.	203,000	139,243
Shenzhou International Group Holdings Ltd.	20,000	139,248

Total Textiles, Apparel & Luxury Goods		370,768
Trading Companies & Distributors – 0.3%
BEP International Holdings Ltd.	320,000	20,629
TOTAL COMMON STOCKS (Cost: $7,955,004)		7,785,936
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $82,286)(d)	82,286	82,286
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $8,037,290)		7,868,222
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.5)%		(36,351)

NET ASSETS – 100.0%		$7,831,871
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $87,176 and the total market value of the collateral held by the Fund was $94,104. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,818.

ADR	– American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	USD	326,618	HKD	2,533,309	$10

CURRENCY LEGEND

HKD – Hong Kong dollar

USD – U.S. dollar

See Notes to Financial Statements.

22	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
Brazil – 24.9%
Alupar Investimento S.A.	5,005	$24,911
Ambev S.A.	191,112	1,165,902
Arezzo Industria e Comercio S.A.	2,100	16,922
BB Seguridade Participacoes S.A.	26,022	239,327
BRF S.A.	11,100	189,006
CCR S.A.	16,298	84,980
CETIP S.A. – Mercados Organizados	3,200	42,235
Cia Hering	5,960	32,984
Cielo S.A.	19,080	190,926
CVC Brasil Operadora e Agencia de Viagens S.A.	3,504	25,939
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	17,508	55,129
Engie Brasil Energia S.A.	9,188	108,881
Equatorial Energia S.A.	7,900	122,360
Estacio Participacoes S.A.	8,378	45,928
Ez Tec Empreendimentos e Participacoes S.A.	11,535	54,038
GAEC Educacao S.A.	3,500	13,359
Grendene S.A.	8,590	47,249
Guararapes Confeccoes S.A.	1,128	23,610
Kroton Educacional S.A.	38,300	174,356
Light S.A.	8,300	40,569
Localiza Rent a Car S.A.	3,180	38,820
Lojas Americanas S.A.	11,806	52,110
Lojas Renner S.A.	8,990	67,712
M. Dias Branco S.A.	2,678	109,548
MRV Engenharia e Participacoes S.A.	22,282	81,890
Multiplus S.A.	3,600	48,745
Natura Cosmeticos S.A.	8,512	81,823
Porto Seguro S.A.	6,014	55,200
Sao Martinho S.A.	2,000	36,105
Ser Educacional S.A.(a)	8,600	45,662
Smiles S.A.	3,200	53,158
TOTVS S.A.	2,100	19,637

Total Brazil		3,389,021
Chile – 0.1%
Forus S.A.	5,019	18,662
China – 20.0%
Alibaba Group Holding Ltd. ADR*	4,430	468,650
Autohome, Inc. ADR*	300	7,275
BAIC Motor Corp., Ltd. Class H(a)	95,000	99,949
Baidu, Inc. ADR*	1,037	188,807
CGN Power Co., Ltd. Class H(a)	173,000	51,079
China Life Insurance Co., Ltd. Class H	82,000	211,451
China Machinery Engineering Corp. Class H	26,000	15,219
China Pacific Insurance Group Co., Ltd. Class H	42,600	157,362
China Southern Airlines Co., Ltd. Class H	96,000	53,843
Fuyao Glass Industry Group Co., Ltd. Class H(a)	22,000	60,134
Great Wall Motor Co., Ltd. Class H*	124,000	120,707
Guangzhou Automobile Group Co., Ltd. Class H	70,000	89,983
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H*	4,000	9,820
Hisense Kelon Electrical Holdings Co., Ltd. Class H	18,000	16,617

Huadian Fuxin Energy Corp., Ltd. Class H	56,000	13,285
Huaneng Power International, Inc. Class H	114,000	71,287
Huaneng Renewables Corp., Ltd. Class H	52,000	18,102
Jiangsu Expressway Co., Ltd. Class H	28,000	38,701
NetEase, Inc. ADR	447	107,629
New China Life Insurance Co., Ltd. Class H	23,400	103,334
New Oriental Education & Technology Group, Inc. ADR*	1,068	49,512
PICC Property & Casualty Co., Ltd. Class H	110,000	182,105
Ping An Insurance Group Co. of China Ltd. Class H	56,000	290,255
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	16,091
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	8,978	27,897
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	54,000	16,640
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	15,400	41,498
Sinopec Engineering Group Co., Ltd. Class H	44,500	38,269
TAL Education Group ADR*	206	14,593
TravelSky Technology Ltd. Class H	15,000	35,586
Tsingtao Brewery Co., Ltd. Class H	6,000	23,363
Vipshop Holdings Ltd. ADR*	1,366	20,039
Xinhua Winshare Publishing and Media Co., Ltd. Class H*	16,000	16,359
YY, Inc. ADR*	273	14,545
Zhuzhou CRRC Times Electric Co., Ltd. Class H	4,500	23,324

Total China		2,713,310
India – 2.5%
Apollo Tyres Ltd.	11,341	37,465
Bajaj Auto Ltd.	982	41,705
Britannia Industries Ltd.	608	30,720
Ceat Ltd.	861	17,153
Dabur India Ltd.	3,530	14,379
Exide Industries Ltd.	5,904	16,228
Hero MotoCorp Ltd.	939	48,144
JK Tyre & Industries Ltd.	10,391	23,168
JSW Energy Ltd.	14,063	15,430
Sintex Industries Ltd.	10,308	12,122
SRF Ltd.	730	19,491
Sun TV Network Ltd.	5,706	43,292
Zee Entertainment Enterprises Ltd.	2,837	23,297

Total India		342,594
Indonesia – 7.5%
Alam Sutera Realty Tbk PT*	472,900	16,740
Astra Agro Lestari Tbk PT	23,755	26,984
Astra International Tbk PT	549,500	347,358
Bumi Serpong Damai Tbk PT	251,700	42,429
Charoen Pokphand Indonesia Tbk PT	153,600	41,192
Gudang Garam Tbk PT	19,700	93,587
Indofood CBP Sukses Makmur Tbk PT	100,000	72,600
Lippo Cikarang Tbk PT*	16,700	7,518
Matahari Putra Prima Tbk PT	54,300	7,364
Media Nusantara Citra Tbk PT	202,300	31,312
Pakuwon Jati Tbk PT	919,900	47,577

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2016

Investments	Shares	Value

Perusahaan Gas Negara Persero Tbk	401,000	$88,183
Sawit Sumbermas Sarana Tbk PT	102,900	12,260
Sri Rejeki Isman Tbk PT	587,500	9,363
Summarecon Agung Tbk PT	160,900	21,637
Surya Citra Media Tbk PT	125,700	26,968
Unilever Indonesia Tbk PT	37,800	129,032

Total Indonesia		1,022,104
Malaysia – 1.3%
Berjaya Auto Bhd	31,100	17,146
Berjaya Sports Toto Bhd	32,400	25,933
British American Tobacco Malaysia Bhd	3,700	43,965
Carlsberg Brewery Malaysia Bhd	4,900	17,418
Mah Sing Group Bhd	52,962	20,747
Padini Holdings Bhd	11,600	7,994
Sunway Bhd	50,500	37,855

Total Malaysia		171,058
Mexico – 3.6%
Coca-Cola Femsa S.A.B. de C.V. Series L	22,440	168,878
El Puerto de Liverpool S.A.B. de C.V. Class C1	8,800	92,413
Grupo Lala S.A.B. de C.V.	20,800	39,690
Industrias Bachoco S.A.B. de C.V. Series B	13,100	54,855
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	24,120	54,662
La Comer S.A.B. de C.V.*	14,032	12,862
Megacable Holdings S.A.B. de C.V. Series CPO	11,954	45,905
Promotora y Operadora de Infraestructura S.A.B. de C.V. Series L(b)	3,000	27,435

Total Mexico		496,700
Philippines – 0.9%
Puregold Price Club, Inc.	39,200	34,354
Robinsons Retail Holdings, Inc.	14,760	22,842
Universal Robina Corp.	16,970	62,288

Total Philippines		119,484
Poland – 0.2%
CCC S.A.	697	32,234
Russia – 3.1%
Magnit PJSC GDR Reg S	5,389	224,668
MegaFon PJSC GDR Reg S	7,513	71,749
Mobile TeleSystems PJSC ADR	16,526	126,093

Total Russia		422,510
South Africa – 7.3%
Astral Foods Ltd.	1,072	9,179
AVI Ltd.	3,877	26,488
Cashbuild Ltd.	214	6,567
Clicks Group Ltd.	2,645	24,453
Famous Brands Ltd.	1,227	14,723
Foschini Group Ltd. (The)	3,498	35,486
Hosken Consolidated Investments Ltd.	2,418	22,312
Hyprop Investments Ltd.	5,104	44,848
Imperial Holdings Ltd.	4,457	54,163
Lewis Group Ltd.	4,263	12,701
Massmart Holdings Ltd.	2,150	18,560
Metair Investments Ltd.	7,156	10,408

Mr. Price Group Ltd.	3,221	35,545
MTN Group Ltd.	26,488	226,254
Oceana Group Ltd.	1,576	13,068
Pick n Pay Stores Ltd.	3,734	18,622
Resilient REIT Ltd.	7,810	65,110
Shoprite Holdings Ltd.	6,774	94,281
SPAR Group Ltd. (The)	2,071	28,949
Sun International Ltd.	3,014	18,981
Super Group Ltd.*	7,396	22,842
Tiger Brands Ltd.	2,165	59,865
Truworths International Ltd.	7,657	39,534
Tsogo Sun Holdings Ltd.	18,156	41,115
Woolworths Holdings Ltd.	8,144	45,774

Total South Africa		989,828
South Korea – 15.7%
Amorepacific Corp.	347	122,561
CJ E&M Corp.	1,077	74,320
CJ O Shopping Co., Ltd.	120	17,542
Com2uS Corp.*	178	16,162
Cuckoo Electronics Co., Ltd.	97	12,550
DRB Holding Co., Ltd.	825	10,599
Grand Korea Leisure Co., Ltd.	891	19,942
Hanssem Co., Ltd.	119	19,017
Hyundai Engineering Plastics Co., Ltd.	1,000	8,807
Hyundai Home Shopping Network Corp.	322	35,669
Hyundai Hy Communications & Network Co., Ltd.	3,667	11,970
Hyundai Mobis Co., Ltd.	3,467	865,688
Hyundai Wia Corp.	909	71,475
Kangwon Land, Inc.	2,358	84,142
KT&G Corp.	2,419	274,549
LEADCORP, Inc. (The)	622	4,885
LG Display Co., Ltd.	10,370	264,582
LG Household & Health Care Ltd.	124	107,523
Loen Entertainment, Inc.*	180	12,748
Pyeong Hwa Automotive Co., Ltd.	876	9,584
Shinsegae, Inc.	447	73,665
WeMade Entertainment Co., Ltd.*	733	12,945

Total South Korea		2,130,925
Taiwan – 5.8%
Catcher Technology Co., Ltd.	10,000	81,192
Cheng Shin Rubber Industry Co., Ltd.	66,000	138,757
Chimei Materials Technology Corp.	21,000	9,145
De Licacy Industrial Co., Ltd.	8,836	7,625
Depo Auto Parts Ind Co., Ltd.	4,000	12,378
Formosa International Hotels Corp.	2,000	11,453
Foxconn Technology Co., Ltd.	23,230	68,033
Highwealth Construction Corp.	35,000	54,154
Holiday Entertainment Co., Ltd.	6,000	9,398
Huaku Development Co., Ltd.	11,000	19,055
Merida Industry Co., Ltd.	5,000	23,608
momo.com, Inc.	2,000	13,431
Nanya Technology Corp.	116,595	145,997
Novatek Microelectronics Corp.	11,000	38,778

See Notes to Financial Statements.

24	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2016

Investments	Shares	Value

Ruentex Development Co., Ltd.*	34,000	$41,381
Ruentex Industries Ltd.	35,000	56,276
Test Research, Inc.	6,000	7,848
Yulon Nissan Motor Co., Ltd.	7,000	46,450

Total Taiwan		784,959
Thailand – 4.8%
Amata Corp. PCL NVDR	35,200	11,378
AP Thailand PCL NVDR	95,370	19,955
BEC World PCL NVDR	22,600	14,349
CH Karnchang PCL NVDR	24,200	20,603
Charoen Pokphand Foods PCL NVDR	132,400	121,319
CP ALL PCL NVDR	60,900	108,091
GFPT PCL NVDR	36,800	15,612
Home Product Center PCL NVDR	129,059	37,247
Intouch Holdings PCL NVDR	35,600	55,481
Jasmine International PCL NVDR	426,500	88,623
LPN Development PCL NVDR	29,800	9,804
Minor International PCL NVDR	45,120	50,784
MK Restaurants Group PCL NVDR	10,100	15,157
Pruksa Real Estate PCL NVDR	40,200	27,844
Robinson Department Store PCL NVDR	14,000	24,545
Supalai PCL NVDR	49,700	34,855

Total Thailand		655,647
Turkey – 2.1%
Aksa Akrilik Kimya Sanayii AS	5,656	15,381
BIM Birlesik Magazalar AS	2,183	36,411
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,237	11,641
Dogus Otomotiv Servis ve Ticaret AS	8,918	29,868
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	38,947	39,457
Saf Gayrimenkul Yatirim Ortakligi AS	49,080	13,412
Tat Gida Sanayi AS	8,802	17,248
TAV Havalimanlari Holding AS	5,364	22,112
Tofas Turk Otomobil Fabrikasi AS	10,428	76,107
Ulker Biskuvi Sanayi AS	2,706	19,280

Total Turkey		280,917
TOTAL COMMON STOCKS (Cost: $13,340,979)		13,569,953
WARRANTS – 0.0%
South Africa – 0.0%
Adcock Ingram Holdings Ltd., expiring 7/26/19* (Cost: $0)	182	40
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $9,600)(d)	9,600	9,600
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $13,350,579)		13,579,593
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		9,235

NET ASSETS – 100.0%		$13,588,828
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)	At September 30, 2016, the total market value of the Fund’s securities on loan was $9,145 and the total market value of the collateral held by the Fund was $9,600.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	HKD	11,900	USD	1,534	$—
10/4/2016	PLN	1,410	USD	369	—
10/4/2016	ZAR	17,000	USD	1,238	2
					$2

CURRENCY LEGEND

HKD – Hong Kong dollar

PLN – Polish zloty

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	25

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
Brazil – 4.5%
Ambev S.A.	3,082	$18,802
Banco Bradesco S.A.	507	4,424
Banco Santander Brasil S.A.	345	2,336
BM&FBovespa S.A.	1,661	8,594
BRF S.A.	467	7,952
CCR S.A.	815	4,249
CETIP S.A. – Mercados Organizados	135	1,782
Cielo S.A.	568	5,684
CPFL Energia S.A.	836	6,225
Embraer S.A.	511	2,203
Engie Brasil Energia S.A.	88	1,043
Equatorial Energia S.A.	163	2,525
Hypermarcas S.A.	200	1,716
Itau Unibanco Holding S.A.	300	2,881
JBS S.A.	739	2,689
Klabin S.A.	633	3,320
Kroton Educacional S.A.	991	4,511
Lojas Renner S.A.	555	4,180
Raia Drogasil S.A.	263	5,365
TIM Participacoes S.A.	933	2,269
TOTVS S.A.	100	935
Ultrapar Participacoes S.A.	370	8,093
WEG S.A.	511	2,778

Total Brazil		104,556
Chile – 1.3%
Banco de Chile	25,139	2,803
Banco de Credito e Inversiones	34	1,536
Banco Santander Chile	41,659	2,152
Cencosud S.A.	685	2,054
Cia Cervecerias Unidas S.A.	162	1,634
Colbun S.A.	8,356	1,662
Empresa Nacional de Electricidad S.A.	2,139	1,415
Empresa Nacional de Telecomunicaciones S.A.*	117	1,142
Empresas CMPC S.A.	1,256	2,495
Empresas COPEC S.A.	488	4,555
Endesa Americas S.A.	2,139	964
Enersis Americas S.A.	14,044	2,292
Enersis Chile S.A.	14,044	1,294
S.A.C.I. Falabella	722	5,284

Total Chile		31,282
China – 28.4%
21Vianet Group, Inc. ADR*	79	628
AAC Technologies Holdings, Inc.	1,000	10,050
Alibaba Group Holding Ltd. ADR*	1,100	116,369
Alibaba Pictures Group Ltd.*	20,000	4,177
ANTA Sports Products Ltd.	1,000	2,714
Baidu, Inc. ADR*	293	53,347
Belle International Holdings Ltd.	9,000	6,173
Bitauto Holdings Ltd. ADR*	38	1,105
BYD Co., Ltd. Class H*	1,000	6,563
CAR, Inc.*	2,000	2,071

China Biologic Products, Inc.*	20	2,490
China Conch Venture Holdings Ltd.	2,900	5,653
China Evergrande Group	9,000	6,080
China Huishan Dairy Holdings Co., Ltd.	8,000	2,991
China Medical System Holdings Ltd.	2,000	3,363
China Minsheng Banking Corp., Ltd. Class H	13,000	14,985
China Vanke Co., Ltd. Class H	2,500	6,479
Country Garden Holdings Co., Ltd.	14,000	7,383
CSPC Pharmaceutical Group Ltd.	6,000	6,003
Ctrip.com International Ltd. ADR*	499	23,238
Fang Holdings Ltd. ADR*	371	1,666
GCL-Poly Energy Holdings Ltd.	11,000	1,461
Geely Automobile Holdings Ltd.	5,000	4,461
GF Securities Co., Ltd. Class H	3,000	6,344
GOME Electrical Appliances Holding Ltd.	16,000	1,960
Great Wall Motor Co., Ltd. Class H*	4,000	3,894
Haitian International Holdings Ltd.	1,000	1,968
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Hengan International Group Co., Ltd.	1,000	8,290
Intime Retail Group Co., Ltd.	2,500	2,179
JD.com, Inc. ADR*	1,300	33,917
Kingsoft Corp., Ltd.	1,000	2,365
Longfor Properties Co., Ltd.	2,000	3,069
Luye Pharma Group Ltd.*	2,500	1,637
NetEase, Inc. ADR	85	20,466
New Oriental Education & Technology Group, Inc. ADR*	181	8,391
Ping An Insurance Group Co. of China Ltd. Class H	8,500	44,056
Qinqin Foodstuffs Group Cayman Co., Ltd.*	200	73
Renhe Commercial Holdings Co., Ltd.*	68,000	1,692
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,682
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	749	2,327
Shenzhou International Group Holdings Ltd.	1,000	6,962
Shimao Property Holdings Ltd.	2,500	3,385
SINA Corp.*	66	4,873
Sino Biopharmaceutical Ltd.	7,000	4,702
Skyworth Digital Holdings Ltd.	2,000	1,439
Sohu.com, Inc.*	34	1,505
Sun Art Retail Group Ltd.	3,000	2,069
Sunny Optical Technology Group Co., Ltd.	1,000	4,938
TAL Education Group ADR*	65	4,605
Tencent Holdings Ltd.	5,700	156,538
Tingyi Cayman Islands Holding Corp.	2,000	2,316
Uni-President China Holdings Ltd.	2,000	1,418
Vipshop Holdings Ltd. ADR*	517	7,584
Want Want China Holdings Ltd.	9,000	5,570
Weibo Corp. ADR*	6	301
WH Group Ltd.(a)	10,000	8,045
Xinyi Automobile Glass Hong Kong Enterprises Ltd.*	500	105
Xinyi Glass Holdings Ltd.*	4,000	3,615
Xinyi Solar Holdings Ltd.*	4,000	1,496
YY, Inc. ADR*	42	2,238
ZTE Corp. Class H	1,760	2,560

Total China		661,024

See Notes to Financial Statements.

26	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2016

Investments	Shares	Value

Czech Republic – 0.2%
Komercni Banka AS	120	$4,154
Hungary – 0.4%
OTP Bank PLC	326	8,535
India – 9.1%
Adani Ports & Special Economic Zone Ltd.	821	3,166
Ambuja Cements Ltd.	610	2,307
Asian Paints Ltd.	281	4,899
Aurobindo Pharma Ltd.	289	3,713
Bajaj Auto Ltd.	58	2,463
Bharat Forge Ltd.	110	1,505
Bharti Airtel Ltd.	1,352	6,376
Bharti Infratel Ltd.	387	2,123
Britannia Industries Ltd.	26	1,314
Cadila Healthcare Ltd.	238	1,386
Cairn India Ltd.	497	1,493
Cipla Ltd.	314	2,736
Crompton Greaves Consumer Electricals Ltd.*	423	978
Crompton Greaves Ltd.*	423	477
Dabur India Ltd.	585	2,383
Dr. Reddy’s Laboratories Ltd.	97	4,527
Glenmark Pharmaceuticals Ltd.	160	2,219
HCL Technologies Ltd.	474	5,695
Hero MotoCorp Ltd.	101	5,178
Hindustan Unilever Ltd.	652	8,499
ICICI Bank Ltd. ADR	1,363	10,182
Idea Cellular Ltd.	1,288	1,530
IndusInd Bank Ltd.	348	6,251
Infosys Ltd. ADR	830	13,097
ITC Ltd.	2,497	9,052
JSW Steel Ltd.	115	2,987
Larsen & Toubro Ltd. GDR Reg S	210	4,494
Lupin Ltd.	228	5,090
Mahindra & Mahindra Ltd.	296	6,249
Marico Ltd.	428	1,771
Maruti Suzuki India Ltd.	79	6,499
Motherson Sumi Systems Ltd.	331	1,581
Reliance Communications Ltd.*	1,168	813
Reliance Industries Ltd. GDR(a)	773	25,354
Siemens Ltd.	95	1,770
Sun Pharmaceutical Industries Ltd.	1,019	11,367
Tata Consultancy Services Ltd.	297	10,843
Tata Motors Ltd. ADR	176	7,036
Tech Mahindra Ltd.	401	2,529
UltraTech Cement Ltd.	72	4,165
United Spirits Ltd.*	45	1,667
UPL Ltd.	311	3,148
Vedanta Ltd.	1,257	3,248
Wipro Ltd.	462	3,323
Yes Bank Ltd.	279	5,258

Total India		212,741
Indonesia – 2.6%
Astra International Tbk PT	19,700	12,453

Bank Central Asia Tbk PT	19,100	22,977
Gudang Garam Tbk PT	600	2,850
Indocement Tunggal Prakarsa Tbk PT	1,600	2,127
Indofood Sukses Makmur Tbk PT	3,900	2,600
Kalbe Farma Tbk PT	17,600	2,313
Lippo Karawaci Tbk PT	28,900	2,192
Matahari Department Store Tbk PT	2,500	3,539
Surya Citra Media Tbk PT	5,200	1,116
Unilever Indonesia Tbk PT	1,500	5,120
United Tractors Tbk PT	1,800	2,441

Total Indonesia		59,728
Malaysia – 2.7%
Astro Malaysia Holdings Bhd	6,200	4,093
British American Tobacco Malaysia Bhd	200	2,377
Dialog Group Bhd	9,100	3,213
Genting Bhd	4,500	8,629
Genting Malaysia Bhd	6,500	7,151
Hong Leong Bank Bhd	1,508	4,784
IOI Corp. Bhd	7,100	7,640
Maxis Bhd	3,700	5,511
PPB Group Bhd	1,300	5,086
SapuraKencana Petroleum Bhd*	6,100	2,316
Westports Holdings Bhd	3,400	3,609
YTL Corp. Bhd	13,100	5,670
YTL Power International Bhd	9,300	3,598

Total Malaysia		63,677
Mexico – 4.1%
Alfa S.A.B. de C.V. Class A	2,444	3,821
Alsea S.A.B. de C.V.	363	1,234
America Movil S.A.B. de C.V. Series L	16,510	9,444
Cemex S.A.B. de C.V. Series CPO*	9,937	7,887
Coca-Cola Femsa S.A.B. de C.V. Series L	263	1,979
El Puerto de Liverpool S.A.B. de C.V. Class C1	160	1,680
Fomento Economico Mexicano S.A.B. de C.V.	1,524	14,076
Gruma S.A.B. de C.V. Class B	118	1,554
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	307	2,920
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	208	3,055
Grupo Bimbo S.A.B. de C.V. Series A	1,239	3,272
Grupo Financiero Banorte S.A.B. de C.V. Class O	2,300	12,084
Grupo Financiero Inbursa S.A.B. de C.V. Class O	1,715	2,712
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	1,179	2,074
Grupo Lala S.A.B. de C.V.	479	914
Grupo Mexico S.A.B. de C.V. Series B	2,473	6,054
Grupo Televisa S.A.B. Series CPO	1,537	7,912
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	833	1,888
Mexichem S.A.B. de C.V.	788	1,767
Promotora y Operadora de Infraestructura S.A.B. de C.V.	138	1,483
Telesites S.A.B. de C.V.*	1,836	1,035
Wal-Mart de Mexico S.A.B. de C.V.	3,061	6,735

Total Mexico		95,580
Philippines – 2.1%
Aboitiz Equity Ventures, Inc.	1,700	2,655

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2016

Investments	Shares	Value

Aboitiz Power Corp.	1,300	$1,224
Ayala Corp.	250	4,418
Ayala Land, Inc.	4,900	3,966
Bank of the Philippine Islands	1,760	3,811
BDO Unibank, Inc.	1,190	2,694
Globe Telecom, Inc.	25	1,052
GT Capital Holdings, Inc.	60	1,782
JG Summit Holdings, Inc.	2,440	3,748
Manila Electric Co.	200	1,280
Megaworld Corp.	14,000	1,362
Metro Pacific Investments Corp.	9,800	1,435
Metropolitan Bank & Trust Co.	1,480	2,603
PLDT, Inc.	45	1,589
SM Investments Corp.	465	6,458
SM Prime Holdings, Inc.	10,000	5,805
Universal Robina Corp.	530	1,945

Total Philippines		47,827
Poland – 1.3%
Alior Bank S.A.*	250	3,032
Asseco Poland S.A.	191	2,780
Bank Pekao S.A.	298	9,631
Bank Zachodni WBK S.A.	60	4,876
Cyfrowy Polsat S.A.*	461	2,951
ING Bank Slaski S.A.	67	2,590
LPP S.A.	2	2,056
mBank S.A.*	21	1,875
Orange Polska S.A.	702	1,101

Total Poland		30,892
Russia – 3.3%
Lukoil PJSC ADR	535	26,049
Magnit PJSC GDR Reg S	319	13,299
Mail.ru Group Ltd. GDR Reg S*	97	1,701
MegaFon PJSC GDR Reg S	146	1,394
MMC Norilsk Nickel PJSC ADR	840	13,423
Mobile TeleSystems PJSC ADR	496	3,785
PhosAgro PJSC GDR Reg S	118	1,522
Polymetal International PLC	209	2,630
Severstal PJSC GDR Reg S	222	2,680
Sistema PJSC FC GDR Reg S	244	1,811
X5 Retail Group N.V. GDR Reg S*	131	3,795
Yandex N.V. Class A*	165	3,473

Total Russia		75,562
South Africa – 7.1%
AngloGold Ashanti Ltd.*	288	4,644
Aspen Pharmacare Holdings Ltd.*	200	4,509
AVI Ltd.	232	1,585
Barclays Africa Group Ltd.	281	3,086
Bid Corp. Ltd.	208	3,920
Bidvest Group Ltd. (The)	207	2,432
Capitec Bank Holdings Ltd.	53	2,476
Clicks Group Ltd.	138	1,276
Discovery Ltd.	355	2,917
FirstRand Ltd.	2,908	10,045

Foschini Group Ltd. (The)	118	1,197
Gold Fields Ltd.	582	2,836
Impala Platinum Holdings Ltd.*	515	2,603
Imperial Holdings Ltd.	206	2,503
Investec Ltd.	354	2,172
Life Healthcare Group Holdings Ltd.	521	1,435
Mediclinic International PLC	177	2,133
MMI Holdings Ltd.	749	1,220
Mondi Ltd.	100	2,098
Mr. Price Group Ltd.	133	1,468
MTN Group Ltd.	1,124	9,601
Naspers Ltd. Class N	260	44,909
Nedbank Group Ltd.	212	3,428
Netcare Ltd.	1,063	2,600
Pioneer Foods Group Ltd.	99	1,252
PSG Group Ltd.	79	1,154
Rand Merchant Investment Holdings Ltd.	503	1,514
Remgro Ltd.	347	5,793
Resilient REIT Ltd.	376	3,135
RMB Holdings Ltd.	499	2,131
Sanlam Ltd.	1,338	6,208
Sappi Ltd.*	392	2,024
Shoprite Holdings Ltd.	249	3,465
Standard Bank Group Ltd.	1,031	10,547
Tiger Brands Ltd.	111	3,069
Truworths International Ltd.	306	1,580
Vodacom Group Ltd.	365	4,091
Woolworths Holdings Ltd.	541	3,041

Total South Africa		166,097
South Korea – 17.0%
Amorepacific Corp.	22	7,770
Amorepacific Group	21	3,156
BGF retail Co., Ltd.	11	1,928
BNK Financial Group, Inc.	263	2,049
Celltrion, Inc.*	75	7,246
Cheil Worldwide, Inc.	57	828
CJ CGV Co., Ltd.	31	2,356
CJ CheilJedang Corp.	6	1,978
CJ Corp.	12	2,027
CJ E&M Corp.	18	1,242
CJ Korea Express Corp.*	6	1,174
Cosmax, Inc.	6	825
Coway Co., Ltd.	36	3,118
Daelim Industrial Co., Ltd.	19	1,430
DGB Financial Group, Inc.	102	836
Dongbu Insurance Co., Ltd.	35	2,167
Doosan Corp.	11	1,009
Doosan Heavy Industries & Construction Co., Ltd.	60	1,408
E-Mart, Inc.	15	2,145
Green Cross Holdings Corp.	32	832
GS Engineering & Construction Corp.*	45	1,199
GS Holdings Corp.	28	1,360
GS Retail Co., Ltd.	26	1,161
Hana Financial Group, Inc.	265	6,701

See Notes to Financial Statements.

28	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2016

Investments	Shares	Value

Hankook Tire Co., Ltd.	65	$3,506
Hanmi Pharm Co., Ltd.	4	1,845
Hanmi Science Co., Ltd.	25	2,588
Hanssem Co., Ltd.	11	1,758
Hanwha Chemical Corp.	78	1,714
Hanwha Corp.	40	1,273
Hanwha Life Insurance Co., Ltd.	228	1,192
Hanwha Techwin Co., Ltd.	37	2,137
Hotel Shilla Co., Ltd.	26	1,428
Hyosung Corp.	19	2,243
Hyundai Department Store Co., Ltd.	15	1,614
Hyundai Development Co-Engineering & Construction	48	2,236
Hyundai Engineering & Construction Co., Ltd.	67	2,388
Hyundai Glovis Co., Ltd.	17	2,794
Hyundai Heavy Industries Co., Ltd.*	39	4,887
Hyundai Marine & Fire Insurance Co., Ltd.	65	2,139
Hyundai Mobis Co., Ltd.	46	11,486
Hyundai Motor Co.	105	12,918
Hyundai Steel Co.	58	2,675
Hyundai Wia Corp.	12	944
Kakao Corp.	19	1,411
KB Financial Group, Inc.	342	11,753
KB Insurance Co., Ltd.	59	1,460
Kia Motors Corp.	199	7,616
Korea Investment Holdings Co., Ltd.	44	1,628
Korea Zinc Co., Ltd.	9	3,931
KT Corp.	105	3,041
KT&G Corp.	98	11,123
LG Chem Ltd.	35	7,675
LG Corp.	96	5,640
LG Display Co., Ltd.	144	3,674
LG Electronics, Inc.	71	3,088
LG Household & Health Care Ltd.	7	6,070
LG Uplus Corp.	205	2,187
Lotte Chemical Corp.	13	3,517
Lotte Shopping Co., Ltd.	12	2,250
Medy-Tox, Inc.	4	1,636
Meritz Securities Co., Ltd.	370	1,129
Mirae Asset Securities Co., Ltd.	79	1,632
NAVER Corp.	14	11,224
NCSoft Corp.	7	1,878
NH Investment & Securities Co., Ltd.	122	1,104
OCI Co., Ltd.*	15	1,273
Orion Corp.	2	1,502
Ottogi Corp.	2	1,362
POSCO	55	11,336
S-1 Corp.	14	1,290
Samsung C&T Corp.	67	9,064
Samsung Electro-Mechanics Co., Ltd.	37	1,643
Samsung Electronics Co., Ltd.	58	84,155
Samsung Fire & Marine Insurance Co., Ltd.	35	8,882
Samsung Heavy Industries Co., Ltd.*	114	970
Samsung Life Insurance Co., Ltd.	86	8,238
Samsung SDS Co., Ltd.	19	2,657

Samsung Securities Co., Ltd.	69	2,168
Shinhan Financial Group Co., Ltd.	416	15,165
Shinsegae, Inc.	6	989
SK Holdings Co., Ltd.	26	5,005
SK Hynix, Inc.	272	9,928
SK Innovation Co., Ltd.	45	6,599
SK Telecom Co., Ltd.	32	6,566
ViroMed Co., Ltd.*	11	1,178
Yuhan Corp.	7	1,764

Total South Korea		396,111
Taiwan – 11.6%
Acer, Inc.*	3,000	1,393
Advanced Semiconductor Engineering, Inc.	4,000	4,798
Asia Cement Corp.	1,000	874
AU Optronics Corp.	7,000	2,568
Cathay Financial Holding Co., Ltd.	8,000	10,234
Chang Hwa Commercial Bank Ltd.	6,360	3,257
Cheng Shin Rubber Industry Co., Ltd.	1,000	2,102
China Development Financial Holding Corp.	17,000	4,339
China Life Insurance Co., Ltd.	4,576	4,182
Compal Electronics, Inc.	3,000	1,852
CTBC Financial Holding Co., Ltd.	18,215	10,576
Delta Electronics, Inc.	1,052	5,605
E.Sun Financial Holding Co., Ltd.	9,660	5,501
Eva Airways Corp.	3,150	1,437
Far Eastern New Century Corp.	3,080	2,304
Far EasTone Telecommunications Co., Ltd.	1,000	2,361
Formosa Chemicals & Fibre Corp.	3,000	8,068
Formosa Petrochemical Corp.	2,000	6,010
Formosa Plastics Corp.	4,000	9,928
Foxconn Technology Co., Ltd.	1,020	2,987
Fubon Financial Holding Co., Ltd.	7,000	10,340
Giant Manufacturing Co., Ltd.	1,000	7,050
Highwealth Construction Corp.	1,000	1,547
Hon Hai Precision Industry Co., Ltd.	8,085	20,377
HTC Corp.*	1,000	2,779
Innolux Corp.	8,000	2,705
Inotera Memories, Inc.*	1,000	881
Inventec Corp.	2,000	1,633
Lite-On Technology Corp.	2,015	2,899
MediaTek, Inc.	1,000	7,641
Nan Ya Plastics Corp.	4,000	7,912
Pegatron Corp.	1,000	2,571
Pou Chen Corp.	3,000	4,221
Quanta Computer, Inc.	2,000	4,173
Ruentex Industries Ltd.	1,000	1,608
Shin Kong Financial Holding Co., Ltd.*	9,449	2,077
Siliconware Precision Industries Co., Ltd.	2,000	2,999
SinoPac Financial Holdings Co., Ltd.	12,245	3,613
Synnex Technology International Corp.	1,050	1,162
Taishin Financial Holding Co., Ltd.	7,506	2,790
Taiwan Cement Corp.	4,000	4,549
Taiwan Mobile Co., Ltd.	1,000	3,589
Taiwan Semiconductor Manufacturing Co., Ltd.	10,000	58,222

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2016

Investments	Shares	Value

Teco Electric and Machinery Co., Ltd.	2,000	$1,723
Uni-President Enterprises Corp.	4,160	7,804
United Microelectronics Corp.	11,000	4,053
WPG Holdings Ltd.	3,000	3,551
Yuanta Financial Holding Co., Ltd.	11,236	4,015

Total Taiwan		268,860
Thailand – 2.6%
Advanced Info Service PCL NVDR	1,600	7,388
Bangkok Dusit Medical Services PCL NVDR	9,100	5,725
Bank of Ayudhya PCL NVDR	3,000	3,139
BTS Group Holdings PCL NVDR	9,000	2,247
Bumrungrad Hospital PCL NVDR	500	2,518
Central Pattana PCL NVDR	2,200	3,698
Charoen Pokphand Foods PCL NVDR	3,600	3,299
CP ALL PCL NVDR	5,300	9,407
Delta Electronics Thailand PCL NVDR	500	1,144
Energy Absolute PCL NVDR	2,300	1,709
Glow Energy PCL NVDR	500	1,151
Indorama Ventures PCL NVDR	2,300	1,875
Kasikornbank PCL NVDR	2,000	10,822
Minor International PCL NVDR	2,110	2,375
Thai Union Group PCL NVDR	3,400	2,100
Total Access Communication PCL NVDR	400	364
True Corp. PCL NVDR	12,300	2,467

Total Thailand		61,428
Turkey – 1.5%
Akbank TAS	1,717	4,600
Anadolu Efes Biracilik ve Malt Sanayii AS	181	1,096
Arcelik AS	355	2,499
BIM Birlesik Magazalar AS	191	3,186
Enka Insaat ve Sanayi AS	1,176	1,720
Haci Omer Sabanci Holding AS	1,414	4,378
KOC Holding AS	896	3,849
TAV Havalimanlari Holding AS	216	890
Tupras Turkiye Petrol Rafinerileri AS	146	2,763
Turkcell Iletisim Hizmetleri AS*	855	2,767
Turkiye Garanti Bankasi AS	2,231	5,911
Ulker Biskuvi Sanayi AS	165	1,176

Total Turkey		34,835
TOTAL COMMON STOCKS (Cost: $2,257,186)		2,322,889
RIGHTS – 0.0%
South Korea – 0.0%
Samsung Heavy Industries Co., Ltd., expiring 11/8/16*
(Cost $221)	70	140
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $2,257,407)		2,323,029
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		3,600

NET ASSETS – 100.0%		$2,326,629
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

30	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.6%
Brazil – 10.7%
AES Tiete Energia S.A.	249,371	$1,228,875
Alupar Investimento S.A.	449,263	2,236,047
Banco do Brasil S.A.	3,103,168	21,777,623
Banco Santander Brasil S.A.	2,824,642	19,127,422
BB Seguridade Participacoes S.A.	1,264,185	11,626,836
BM&FBovespa S.A.	795,778	4,117,466
BR Malls Participacoes S.A.*	302,936	1,146,902
CCR S.A.	2,417,065	12,602,946
CETIP S.A. – Mercados Organizados	148,249	1,956,667
Cia Hering	217,286	1,202,518
Cia Paranaense de Energia	241,408	1,571,565
Cia Siderurgica Nacional S.A.*	2,246,646	6,285,920
CVC Brasil Operadora e Agencia de Viagens S.A.	195,449	1,446,835
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	452,039	1,423,383
EcoRodovias Infraestrutura e Logistica S.A.*	1,292,746	3,537,409
Engie Brasil Energia S.A.	720,369	8,536,623
Even Construtora e Incorporadora S.A.	636,008	751,734
Ez Tec Empreendimentos e Participacoes S.A.	319,376	1,496,192
Fleury S.A.	181,398	2,141,254
Grendene S.A.	285,225	1,568,854
Light S.A.	265,473	1,297,601
Mahle-Metal Leve S.A.	204,625	1,461,225
MRV Engenharia e Participacoes S.A.	617,260	2,268,521
Multiplus S.A.	253,063	3,426,517
Natura Cosmeticos S.A.	683,263	6,567,956
Odontoprev S.A.	583,185	2,321,000
Porto Seguro S.A.	167,500	1,537,421
Smiles S.A.	197,300	3,277,554
Transmissora Alianca de Energia Eletrica S.A.	764,232	4,935,158
Tupy S.A.	153,347	657,501
Vale S.A.	5,365,716	29,414,532
Via Varejo S.A.	838,835	1,644,699

Total Brazil		164,592,756
Chile – 1.7%
AES Gener S.A.	7,610,267	2,504,801
Aguas Andinas S.A. Class A	7,100,305	4,552,144
Banco de Chile	52,674,099	5,874,084
Banco Santander Chile	110,782,276	5,723,132
CAP S.A.	266,507	1,449,365
Inversiones Aguas Metropolitanas S.A.	1,247,165	2,226,276
Itau CorpBanca	230,504,102	2,027,244
Ripley Corp. S.A.	3,758,831	2,308,260

Total Chile		26,665,306
China – 20.5%
Agricultural Bank of China Ltd. Class H	20,444,000	8,751,227
Anhui Expressway Co., Ltd. Class H	707,057	588,002
BAIC Motor Corp., Ltd. Class H(a)	1,956,000	2,057,899
Bank of China Ltd. Class H	50,065,084	22,850,895

Bank of Communications Co., Ltd. Class H	18,974,287	14,458,324
Belle International Holdings Ltd.	15,861,000	10,879,456
China Aoyuan Property Group Ltd.	3,285,000	783,560
China Construction Bank Corp. Class H	58,081,054	43,059,336
China Everbright Bank Co., Ltd. Class H	4,557,000	2,121,052
China Evergrande Group(b)	15,546,000	10,503,038
China Hongqiao Group Ltd.(b)	7,935,000	7,141,137
China Jinmao Holdings Group Ltd.	6,692,000	2,062,143
China Lilang Ltd.	1,584,000	898,613
China Merchants Bank Co., Ltd. Class H	1,733,432	4,367,133
China National Building Material Co., Ltd. Class H	2,178,000	966,009
China Oilfield Services Ltd. Class H	2,102,000	1,823,949
China Petroleum & Chemical Corp. Class H	21,125,799	15,389,574
China Resources Cement Holdings Ltd.	5,512,000	2,203,109
China Resources Power Holdings Co., Ltd.	3,816,000	6,573,245
China Shenhua Energy Co., Ltd. Class H	3,977,000	7,773,557
China Shineway Pharmaceutical Group Ltd.	737,000	756,390
China South City Holdings Ltd.	6,924,000	1,535,502
China Zhongwang Holdings Ltd.(b)	6,678,000	3,220,201
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,596,991	984,227
CIFI Holdings Group Co., Ltd.	7,610,000	2,384,273
CIMC Enric Holdings Ltd.(b)	1,640,000	710,474
CNOOC Ltd.	51,019,000	63,280,808
Country Garden Holdings Co., Ltd.	19,841,000	10,462,895
Datang International Power Generation Co., Ltd. Class H	2,884,350	769,810
Dongyue Group Ltd.*†	3,374,000	595,979
Greatview Aseptic Packaging Co., Ltd.	1,853,000	984,323
Huadian Power International Corp., Ltd. Class H	1,278,000	573,423
Huaneng Power International, Inc. Class H	3,586,000	2,242,420
Industrial & Commercial Bank of China Ltd. Class H	51,264,823	32,057,245
Jiangsu Expressway Co., Ltd. Class H	1,280,527	1,769,899
KWG Property Holding Ltd.	2,408,000	1,580,299
Lonking Holdings Ltd.	6,404,000	933,028
Shanghai Industrial Holdings Ltd.	968,000	2,783,205
Shenzhen Expressway Co., Ltd. Class H	844,000	885,792
Shenzhen Investment Ltd.	4,294,000	2,042,930
Shimao Property Holdings Ltd.	2,275,000	3,079,894
Sino-Ocean Group Holding Ltd.	4,176,000	1,922,179
Sinopec Engineering Group Co., Ltd. Class H	1,459,000	1,254,718
SITC International Holdings Co., Ltd.	2,390,000	1,423,655
Sunac China Holdings Ltd.	1,826,000	1,313,711
Xingda International Holdings Ltd.	2,211,000	909,378
Xinyi Glass Holdings Ltd.*	2,970,000	2,684,352
XTEP International Holdings Ltd.	2,162,500	1,006,534
Yingde Gases Group Co., Ltd.	3,768,000	1,491,469
Yuexiu Property Co., Ltd.	9,054,000	1,424,181
Yuexiu Transport Infrastructure Ltd.	1,808,000	1,237,821
Zhejiang Expressway Co., Ltd. Class H	1,440,398	1,519,151
Zijin Mining Group Co., Ltd. Class H	4,270,000	1,370,857

Total China		316,442,281

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2016

Investments	Shares	Value

Czech Republic – 1.7%
CEZ AS	982,350	$17,510,156
Komercni Banka AS	144,217	4,991,924
O2 Czech Republic AS	386,526	3,756,722

Total Czech Republic		26,258,802
Hong Kong – 0.4%
Ajisen China Holdings Ltd.	1,442,000	660,022
CP Pokphand Co., Ltd.	18,540,000	2,390,423
Kingboard Chemical Holdings Ltd.	1,106,500	3,352,620

Total Hong Kong		6,403,065
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	83,925	5,178,600
Indonesia – 1.9%
Adaro Energy Tbk PT	36,749,600	3,393,094
Indo Tambangraya Megah Tbk PT	2,742,900	2,290,829
Indocement Tunggal Prakarsa Tbk PT	5,220,900	6,940,665
Media Nusantara Citra Tbk PT	14,985,000	2,319,339
Perusahaan Gas Negara Persero Tbk	25,639,608	5,638,317
Tambang Batubara Bukit Asam Persero Tbk PT	2,682,126	1,978,045
United Tractors Tbk PT	3,300,800	4,476,604
Vale Indonesia Tbk PT*	12,601,000	2,848,284

Total Indonesia		29,885,177
Malaysia – 5.0%
AMMB Holdings Bhd	2,405,500	2,379,034
Berjaya Auto Bhd	1,829,000	1,008,371
Berjaya Sports Toto Bhd	1,460,672	1,169,103
British American Tobacco Malaysia Bhd	309,097	3,672,839
Carlsberg Brewery Malaysia Bhd	279,436	993,280
DiGi.Com Bhd	7,698,347	9,270,407
Felda Global Ventures Holdings Bhd	5,401,900	3,056,570
HAP Seng Consolidated Bhd	2,134,465	3,974,218
JCY International Bhd	3,574,900	458,154
Mah Sing Group Bhd	2,713,900	1,063,116
Malayan Banking Bhd	7,122,165	12,916,513
Maxis Bhd	8,458,784	12,599,712
Press Metal Bhd	1,449,400	1,503,549
Sime Darby Bhd	5,449,300	10,080,316
UMW Holdings Bhd	1,381,500	1,947,563
YTL Corp. Bhd	14,887,800	6,444,000
YTL Power International Bhd	10,722,500	4,148,471

Total Malaysia		76,685,216
Mexico – 0.1%
Concentradora Fibra Danhos S.A. de C.V.	774,638	1,410,106
Macquarie Mexico Real Estate Management S.A. de C.V.*	514,479	630,821

Total Mexico		2,040,927
Philippines – 1.0%
Energy Development Corp.	23,521,700	2,866,548
Nickel Asia Corp.	9,381,100	1,392,802
PLDT, Inc.	332,349	11,732,786

Total Philippines		15,992,136

Poland – 2.0%
Asseco Poland S.A.	110,469	1,607,961
Bank Handlowy w Warszawie S.A.	130,446	2,590,618
Bank Pekao S.A.	207,405	6,703,332
Energa S.A.	780,843	1,530,125
KGHM Polska Miedz S.A.	192,741	3,751,735
Orange Polska S.A.	1,995,664	3,128,531
PGE Polska Grupa Energetyczna S.A.	2,338,408	6,201,377
Powszechny Zaklad Ubezpieczen S.A.	817,337	5,206,390

Total Poland		30,720,069
Russia – 13.7%
Gazprom PJSC ADR	12,682,548	53,393,527
LSR Group PJSC GDR Reg S	662,531	1,878,275
Lukoil PJSC ADR	1,175,323	57,226,477
MMC Norilsk Nickel PJSC ADR	3,521,498	56,273,538
Mobile TeleSystems PJSC ADR	2,486,912	18,975,139
Novolipetsk Steel PJSC GDR	738,520	9,600,760
Severstal PJSC GDR Reg S	1,132,415	13,668,249

Total Russia		211,015,965
South Africa – 7.4%
African Rainbow Minerals Ltd.	232,882	1,394,963
Assore Ltd.	189,448	2,045,577
Astral Foods Ltd.	72,683	622,374
Barclays Africa Group Ltd.	533,954	5,863,253
Barloworld Ltd.	215,542	1,305,204
Coronation Fund Managers Ltd.	353,049	1,803,339
Exxaro Resources Ltd.(b)	314,630	1,935,885
FirstRand Ltd.	2,602,998	8,991,358
Foschini Group Ltd. (The)	178,977	1,815,638
Hudaco Industries Ltd.	24,052	179,630
Hyprop Investments Ltd.	144,301	1,267,949
Imperial Holdings Ltd.	203,344	2,471,107
Lewis Group Ltd.	229,122	682,638
Liberty Holdings Ltd.	164,447	1,394,503
MMI Holdings Ltd.	1,039,487	1,693,265
MTN Group Ltd.	2,773,590	23,691,365
Nedbank Group Ltd.	283,860	4,589,857
Reunert Ltd.	308,941	1,372,697
RMB Holdings Ltd.	628,971	2,686,263
Sasol Ltd.(b)	583,860	15,964,466
Sibanye Gold Ltd.	707,437	2,544,484
Standard Bank Group Ltd.	765,122	7,826,904
Truworths International Ltd.	429,881	2,219,547
Vodacom Group Ltd.	1,809,265	20,280,346

Total South Africa		114,642,612
South Korea – 1.3%
Hite Jinro Co., Ltd.	75,226	1,540,243
POSCO	89,053	18,354,774

Total South Korea		19,895,017
Taiwan – 23.2%
AcBel Polytech, Inc.(b)	1,051,000	801,356
Accton Technology Corp.(b)	890,000	1,385,590

See Notes to Financial Statements.

32	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2016

Investments	Shares	Value

Advanced Semiconductor Engineering, Inc.	10,439,000	$12,521,938
Alpha Networks, Inc.(b)	1,361,000	840,164
Asia Cement Corp.	5,056,158	4,419,733
Asustek Computer, Inc.	997,000	8,890,000
AU Optronics Corp.(b)	11,372,000	4,172,146
Capital Securities Corp.	3,914,121	1,018,941
Cathay Financial Holding Co., Ltd.	6,240,000	7,982,773
Cheng Shin Rubber Industry Co., Ltd.(b)	3,646,000	7,665,260
Cheng Uei Precision Industry Co., Ltd.(b)	640,000	797,307
Chicony Electronics Co., Ltd.	811,072	2,051,906
Chimei Materials Technology Corp.(b)	1,854,000	807,360
Chin-Poon Industrial Co., Ltd.	672,000	1,496,406
China Development Financial Holding Corp.	12,907,000	3,294,125
China Metal Products	568,000	552,679
China Steel Chemical Corp.(b)	462,000	1,525,482
China Steel Corp.(b)	17,527,000	12,357,330
China Synthetic Rubber Corp.	1,586,176	1,287,846
ChipMOS TECHNOLOGIES, Inc.*(b)	1,370,000	1,328,676
Chong Hong Construction Co., Ltd.(b)	703,050	1,188,740
Chroma ATE, Inc.(b)	476,000	1,280,146
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,852,750	1,046,200
Chunghwa Telecom Co., Ltd.	8,850,000	31,198,258
Clevo Co.	1,052,000	985,028
Compal Electronics, Inc.	4,647,000	2,868,656
Coxon Precise Industrial Co., Ltd.	497,000	552,566
CTCI Corp.(b)	894,000	1,309,107
Cyberlink Corp.(b)	453,571	978,175
Darwin Precisions Corp.	2,230,000	921,297
Delta Electronics, Inc.	2,204,457	11,744,726
Elan Microelectronics Corp.(b)	1,155,000	1,357,827
Elitegroup Computer Systems Co., Ltd.	1,821,000	761,037
Eternal Materials Co., Ltd.	1,489,005	1,603,226
Everlight Electronics Co., Ltd.(b)	873,000	1,398,115
Far Eastern Department Stores Ltd.	2,627,000	1,416,353
Far Eastern New Century Corp.	4,805,402	3,594,987
Far EasTone Telecommunications Co., Ltd.	3,502,000	8,267,471
Farglory Land Development Co., Ltd.	1,173,000	1,393,956
Feng Hsin Steel Co., Ltd.	1,052,000	1,370,985
Flytech Technology Co., Ltd.	186,098	644,164
Formosan Rubber Group, Inc.	1,764,901	853,017
Fubon Financial Holding Co., Ltd.	6,874,000	10,153,489
Getac Technology Corp.	1,072,000	1,248,281
Gigabyte Technology Co., Ltd.	1,276,000	1,693,436
Greatek Electronics, Inc.	1,370,000	1,743,887
Highwealth Construction Corp.	855,000	1,322,917
Holtek Semiconductor, Inc.	570,000	912,858
Huaku Development Co., Ltd.(b)	419,726	727,094
IEI Integration Corp.	529,000	767,877
Innolux Corp.	14,480,000	4,896,652
Inventec Corp.	8,329,000	6,802,329
Kenda Rubber Industrial Co., Ltd.(b)	833,544	1,328,278
King Yuan Electronics Co., Ltd.(b)	2,157,000	1,916,462
King’s Town Bank Co., Ltd.	1,125,000	949,299

Kinik Co.	653,000	1,170,777
Kinsus Interconnect Technology Corp.(b)	606,000	1,413,236
Lien Hwa Industrial Corp.	967,700	648,313
Lite-On Technology Corp.	3,494,651	5,028,114
MediaTek, Inc.	2,977,000	22,746,216
Mega Financial Holding Co., Ltd.	8,846,302	6,222,933
Merry Electronics Co., Ltd.	460,000	1,805,044
Micro-Star International Co., Ltd.	2,079,000	5,405,513
Nanya Technology Corp.(b)	2,943,314	3,685,539
Novatek Microelectronics Corp.	1,217,000	4,290,201
Pegatron Corp.	2,882,000	7,410,608
Powertech Technology, Inc.	1,025,000	2,658,516
Qisda Corp.	2,744,000	1,164,288
Quanta Computer, Inc.	6,082,990	12,691,696
Radiant Opto-Electronics Corp.(b)	560,170	909,625
Realtek Semiconductor Corp.	1,135,000	3,729,562
Rechi Precision Co., Ltd.	1,184,000	1,435,358
Ruentex Industries Ltd.(b)	2,299,000	3,696,531
Sampo Corp.	1,188,000	667,043
Siliconware Precision Industries Co., Ltd.(b)	5,380,724	8,067,953
Sinbon Electronics Co., Ltd.(b)	504,754	1,161,020
SinoPac Financial Holdings Co., Ltd.	5,940,900	1,753,149
Syncmold Enterprise Corp.	719,324	1,211,667
Synnex Technology International Corp.(b)	3,778,875	4,183,279
Taiflex Scientific Co., Ltd.	535,739	552,907
Taiwan Cement Corp.	5,842,485	6,644,800
Taiwan Cogeneration Corp.(b)	1,442,000	1,067,279
Taiwan Fertilizer Co., Ltd.	1,545,000	2,070,154
Taiwan Mobile Co., Ltd.	4,386,253	15,742,402
Taiwan PCB Techvest Co., Ltd.	852,000	913,279
Taiwan Secom Co., Ltd.	457,538	1,329,751
Taiwan Surface Mounting Technology Corp.	841,900	707,727
Test Research, Inc.	404,000	528,433
Test Rite International Co., Ltd.	1,409,000	865,300
Tong Hsing Electronic Industries Ltd.	328,000	1,239,987
Topco Scientific Co., Ltd.	494,192	1,338,530
Transcend Information, Inc.	820,000	2,393,645
Tripod Technology Corp.	796,000	1,769,989
TSRC Corp.	1,258,584	1,160,392
Tung Ho Steel Enterprise Corp.	2,006,000	1,190,334
U-Ming Marine Transport Corp.(b)	1,052,048	751,810
United Integrated Services Co., Ltd.	723,853	1,100,368
United Microelectronics Corp.	13,998,000	5,157,898
Wan Hai Lines Ltd.(b)	4,406,000	2,234,943
Wistron Corp.(b)	4,173,290	3,102,125
WPG Holdings Ltd.	3,162,000	3,742,489
WT Microelectronics Co., Ltd.	1,101,943	1,513,412
WUS Printed Circuit Co., Ltd.(b)	896,000	558,830
Yuanta Financial Holding Co., Ltd.	6,496,913	2,321,399
Yulon Nissan Motor Co., Ltd.(b)	784,000	5,202,405
Yungtay Engineering Co., Ltd.	639,000	949,974
Zeng Hsing Industrial Co., Ltd.	227,000	1,165,941

Total Taiwan		356,866,598

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2016

Investments	Shares	Value

Thailand – 6.7%
Advanced Info Service PCL	3,508,561	$16,201,147
Bangchak Petroleum PCL (The) NVDR	1,710,800	1,505,899
Bangkok Expressway & Metro PCL	11,161,275	2,222,592
Bangkok Land PCL NVDR	25,805,300	1,191,587
Banpu PCL NVDR(b)	4,551,633	2,062,356
BEC World PCL NVDR(b)	2,409,000	1,529,524
BTS Group Holdings PCL NVDR	17,409,943	4,346,205
Electricity Generating PCL	482,800	2,765,824
Hana Microelectronics PCL NVDR(b)	1,254,200	1,149,231
Ichitan Group PCL NVDR(b)	2,730,300	819,484
Intouch Holdings PCL NVDR(b)	4,579,259	7,136,507
Kiatnakin Bank PCL NVDR	1,104,600	1,689,576
Krung Thai Bank PCL NVDR	8,855,500	4,498,032
Land & Houses PCL NVDR	12,501,753	3,229,168
Pruksa Real Estate PCL NVDR	1,911,700	1,324,121
PTT Global Chemical PCL NVDR	4,236,834	7,183,665
PTT PCL NVDR	2,650,094	25,927,327
Ratchaburi Electricity Generating Holding PCL	1,259,196	1,844,277
Siam City Cement PCL NVDR	229,600	1,961,374
Siam Commercial Bank PCL (The) NVDR	1,715,800	7,328,670
Total Access Communication PCL NVDR(b)	5,422,324	4,929,385
TTW PCL NVDR(b)	6,141,677	1,914,289

Total Thailand		102,760,240
Turkey – 2.0%
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	471,569	1,048,210
Cimsa Cimento Sanayi ve Ticaret AS	327,535	1,625,286
Dogus Otomotiv Servis ve Ticaret AS	383,122	1,283,159
Eregli Demir ve Celik Fabrikalari TAS	7,634,425	10,507,607
Koza Altin Isletmeleri AS*(b)	193,024	1,089,045
Turk Telekomunikasyon AS	6,577,562	12,428,692
Turk Traktor ve Ziraat Makineleri AS(b)	64,565	1,752,531
Vestel Beyaz Esya Sanayi ve Ticaret AS(b)	220,623	914,637

Total Turkey		30,649,167
TOTAL COMMON STOCKS (Cost: $1,802,162,415)		1,536,693,934
RIGHTS – 0.0%
Thailand – 0.0%
Banpu PCL, expring 10/13/16*† (Cost $0)	198,818	0
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Global High Dividend Fund(b)(c) (Cost: $1,118,289)	25,746	1,102,186

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
United States – 1.3%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(d)
(Cost: $20,139,706)(e)	20,139,706	20,139,706
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $1,823,420,410)		1,557,935,826
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (1.0)%		(15,666,412)

NET ASSETS – 100.0%		$1,542,269,414
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $595,979, which represents 0.04% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(e)

At September 30, 2016, the total market value of the Fund’s securities on loan was $49,793,911 and the total market value of the collateral held by the Fund was $60,286,751. The total market value of the collateral includes non-cash U.S. Government Agencies securities collateral having a value of $40,147,045.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/3/2016	BRL	512,000	USD	157,345	$(249)
10/3/2016	HKD	3,249,171	USD	418,991	65
10/3/2016	TWD	134,920,074	USD	4,302,298	(1,990)
10/3/2016	ZAR	6,875,000	USD	491,950	(8,005)
10/4/2016	BRL	6,493,918	USD	2,017,371	18,535
10/4/2016	MYR	822,000	USD	198,326	(441)
10/5/2016	KRW	268,193,231	USD	244,434	921
10/5/2016	MYR	3,891,978	USD	943,739	2,624
					$11,460

CURRENCY LEGEND

BRL – Brazilian real

HKD – Hong Kong dollar

KRW – South Korean won

MYR – Malaysian ringgit

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

34	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
Brazil – 19.2%
AES Tiete Energia S.A.	14,075	$69,360
Ambev S.A.	334,502	2,040,670
BB Seguridade Participacoes S.A.	143,062	1,315,756
CCR S.A.	132,939	693,164
CETIP S.A. – Mercados Organizados	14,998	197,951
Cielo S.A.	48,364	483,960
Engie Brasil Energia S.A.	41,337	489,858
Equatorial Energia S.A.	5,405	83,716
Estacio Participacoes S.A.	7,359	40,342
GAEC Educacao S.A.	3,731	14,240
Grendene S.A.	18,662	102,649
Lojas Renner S.A.	11,752	88,515
M. Dias Branco S.A.	817	33,421
Multiplus S.A.	14,931	202,168
Natura Cosmeticos S.A.	36,312	349,054
Odontoprev S.A.	31,705	126,182
Ser Educacional S.A.(a)	3,945	20,946
Smiles S.A.	11,090	184,227
TOTVS S.A.	7,997	74,780
Via Varejo S.A.	55,873	109,550
WEG S.A.	45,153	245,441

Total Brazil		6,965,950
Chile – 0.1%
Forus S.A.	12,905	47,984
China – 19.3%
AAC Technologies Holdings, Inc.	31,500	316,586
ANTA Sports Products Ltd.	108,000	293,117
Boer Power Holdings Ltd.(b)	27,928	12,675
Brilliance China Automotive Holdings Ltd.	68,000	76,277
Cabbeen Fashion Ltd.	3,000	781
China Conch Venture Holdings Ltd.	52,000	101,372
China Everbright International Ltd.	64,000	76,081
China Evergrande Group(b)	2,129,000	1,438,374
China Hongqiao Group Ltd.(b)	552,500	497,225
China Lesso Group Holdings Ltd.	82,000	55,611
China Lilang Ltd.	84,000	47,654
China Medical System Holdings Ltd.	54,000	90,790
China Overseas Land & Investment Ltd.	290,000	983,374
China Pioneer Pharma Holdings Ltd.	87,000	24,678
China Saite Group Co., Ltd.	76,000	5,389
China State Construction International Holdings Ltd.	132,000	173,596
Colour Life Services Group Co., Ltd.*	19,000	13,351
Cosmo Lady China Holdings Co., Ltd.(a)	2,000	825
CSPC Pharmaceutical Group Ltd.	104,000	104,054
CT Environmental Group Ltd.	20,000	5,802
Fu Shou Yuan International Group Ltd.(b)	30,000	17,290
Golden Eagle Retail Group Ltd.(b)	74,000	94,266
Goldpac Group Ltd.	4,000	1,243
Guorui Properties Ltd.(b)	59,000	18,866
Haier Electronics Group Co., Ltd.	28,000	46,282
Hengan International Group Co., Ltd.	43,000	356,488

Honworld Group Ltd.(a)	24,500	14,531
HOSA International Ltd.	92,000	32,027
Kingsoft Corp., Ltd.(b)	14,000	33,105
Koradior Holdings Ltd.	27,466	41,008
Logan Property Holdings Co., Ltd.	198,000	88,840
Ourgame International Holdings Ltd.*	22,000	11,233
Pacific Online Ltd.	113,000	28,702
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	2,000	2,837
Shenzhou International Group Holdings Ltd.	50,000	348,120
Sino Biopharmaceutical Ltd.	58,000	38,961
Sinopec Engineering Group Co., Ltd. Class H	99,000	85,139
SSY Group Ltd.	46,000	15,776
Sunny Optical Technology Group Co., Ltd.	15,000	74,072
Tencent Holdings Ltd.	31,400	862,331
Tenwow International Holdings Ltd.	102,000	28,801
TravelSky Technology Ltd. Class H	19,000	45,075
Trigiant Group Ltd.	180,000	25,993
Xinyi Glass Holdings Ltd.*	208,000	187,995
Xinyi Solar Holdings Ltd.*(b)	172,000	64,312
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)	25,795	43,701
Yestar International Holdings Co., Ltd.	22,500	10,966
Zhuzhou CRRC Times Electric Co., Ltd. Class H	9,864	51,126

Total China		6,986,698
Hong Kong – 0.1%
Dawnrays Pharmaceutical Holdings Ltd.	16,000	10,459
Tibet Water Resources Ltd.	74,000	25,856
Wasion Group Holdings Ltd.	10,000	5,441

Total Hong Kong		41,756
India – 4.4%
Adani Ports & Special Economic Zone Ltd.	18,999	73,265
Asian Paints Ltd.	2,632	45,884
Bajaj Auto Ltd.	1,695	71,985
Bharat Petroleum Corp., Ltd.	14,513	133,534
Castrol India Ltd.	5,152	36,752
Dr. Reddy’s Laboratories Ltd.	770	35,937
Havells India Ltd.	5,790	36,368
HCL Technologies Ltd.	10,565	126,929
Hero MotoCorp Ltd.	1,363	69,884
Hindustan Unilever Ltd.	9,148	119,241
Infosys Ltd. ADR	16,133	254,579
ITC Ltd.	57,109	207,018
Lupin Ltd.	1,465	32,703
Maruti Suzuki India Ltd.	825	67,870
Tata Consultancy Services Ltd.	4,270	155,896
Tech Mahindra Ltd.	6,730	42,439
Wipro Ltd. ADR(b)	9,709	94,274

Total India		1,604,558
Indonesia – 6.2%
Ace Hardware Indonesia Tbk PT	548,807	36,795
AKR Corporindo Tbk PT	110,800	54,759
Alam Sutera Realty Tbk PT*	243,600	8,623

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2016

Investments	Shares	Value

Kalbe Farma Tbk PT	659,231	$86,628
Media Nusantara Citra Tbk PT	543,000	84,044
Mitra Keluarga Karyasehat Tbk PT	151,500	32,387
Pakuwon Jati Tbk PT	481,600	24,909
Pembangunan Perumahan Persero Tbk PT	22,464	7,212
Sawit Sumbermas Sarana Tbk PT	212,500	25,319
Summarecon Agung Tbk PT	205,300	27,607
Surya Citra Media Tbk PT	390,500	83,779
Telekomunikasi Indonesia Persero Tbk PT	4,101,300	1,354,425
Unilever Indonesia Tbk PT	122,765	419,062
Waskita Karya Persero Tbk PT	30,829	6,189
Wijaya Karya Beton Tbk PT	94,700	6,422

Total Indonesia		2,258,160
Malaysia – 3.4%
Berjaya Auto Bhd	86,100	47,469
Bursa Malaysia Bhd	25,200	53,746
Carlsberg Brewery Malaysia Bhd	16,200	57,584
Datasonic Group Bhd	44,300	16,604
DiGi.Com Bhd	435,200	524,071
Globetronics Technology Bhd	670	591
HAP Seng Consolidated Bhd	71,600	133,314
Hartalega Holdings Bhd	31,800	35,679
Inari Amertron Bhd	27,975	22,459
Kossan Rubber Industries	8,200	13,642
KSL Holdings Bhd	48,044	12,895
Mah Sing Group Bhd	130,600	51,160
Padini Holdings Bhd	75,800	52,238
Sunway Bhd	93,700	70,238
VS Industry Bhd	29,800	9,944
Westports Holdings Bhd	135,800	144,157

Total Malaysia		1,245,791
Mexico – 1.4%
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	7,540	110,750
Grupo Carso S.A.B. de C.V. Series A1	33,804	135,331
Grupo Lala S.A.B. de C.V.	29,006	55,349
Industrias Bachoco S.A.B. de C.V. Series B	14,107	59,071
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	69,063	156,514

Total Mexico		517,015
Philippines – 1.3%
D&L Industries, Inc.	79,700	18,736
DMCI Holdings, Inc.	631,840	157,129
Jollibee Foods Corp.	8,510	43,344
Semirara Mining & Power Corp.	36,630	86,033
Universal Robina Corp.	48,030	176,293

Total Philippines		481,535
Poland – 0.1%
CCC S.A.	1,109	51,287
Russia – 2.5%
MegaFon PJSC GDR Reg S	11,199	106,950
Novatek OJSC GDR Reg S	7,239	796,290

Total Russia		903,240

South Africa – 12.1%
Assore Ltd.	7,925	85,571
Astral Foods Ltd.	1,811	15,507
AVI Ltd.	18,424	125,875
Capitec Bank Holdings Ltd.	2,668	124,632
Cashbuild Ltd.	788	24,182
Clicks Group Ltd.	8,800	81,356
Discovery Ltd.	9,831	80,786
EOH Holdings Ltd.	2,189	26,689
Famous Brands Ltd.	3,617	43,400
Foschini Group Ltd. (The)	10,493	106,446
Hosken Consolidated Investments Ltd.	1,533	14,146
Hyprop Investments Ltd.	13,909	122,216
Life Healthcare Group Holdings Ltd.	38,449	105,886
Massmart Holdings Ltd.	9,076	78,350
Mr. Price Group Ltd.	8,284	91,417
Naspers Ltd. Class N	1,403	242,337
Netcare Ltd.	41,079	100,463
Oceana Group Ltd.	3,263	27,055
Pick n Pay Stores Ltd.	16,299	81,286
Rand Merchant Investment Holdings Ltd.	48,124	144,884
Resilient REIT Ltd.	16,347	136,280
RMB Holdings Ltd.	75,727	323,421
Santam Ltd.	5,602	91,253
Shoprite Holdings Ltd.	17,807	247,838
SPAR Group Ltd. (The)	8,282	115,769
Tiger Brands Ltd.	7,233	200,002
Truworths International Ltd.	23,108	119,310
Tsogo Sun Holdings Ltd.	47,428	107,402
Vodacom Group Ltd.	99,752	1,118,136
Woolworths Holdings Ltd.	32,735	183,990

Total South Africa		4,365,885
South Korea – 2.0%
Amorepacific Corp.	178	62,870
Bluecom Co., Ltd.	845	10,396
Coway Co., Ltd.	2,189	189,613
Cuckoo Electronics Co., Ltd.	5	647
e-LITECOM Co., Ltd.	474	4,648
Grand Korea Leisure Co., Ltd.	2,248	50,314
Hana Tour Service, Inc.	28	1,772
Hancom, Inc.	873	13,634
Hansae Co., Ltd.	134	3,261
Hanssem Co., Ltd.	130	20,775
KH Vatec Co., Ltd.	791	8,870
LEENO Industrial, Inc.	383	15,614
LG Household & Health Care Ltd.	114	98,851
Medy-Tox, Inc.	34	13,907
Modetour Network, Inc.	206	5,387
NAVER Corp.	55	44,096
Partron Co., Ltd.	1,996	16,420
Samlip General Foods Co., Ltd.	33	5,933
Seowonintech Co., Ltd.	1,451	15,546
Silicon Works Co., Ltd.	318	8,619

See Notes to Financial Statements.

36	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2016

Investments	Shares	Value

SK Holdings Co., Ltd.	521	$100,288
Soulbrain Co., Ltd.	247	13,658
Youngone Corp.	249	8,376

Total South Korea		713,495
Taiwan – 16.9%
Advantech Co., Ltd.	22,000	188,799
Aerospace Industrial Development Corp.	22,000	30,215
Aten International Co., Ltd.	12,000	30,588
BenQ Materials Corp.	31,000	13,945
Catcher Technology Co., Ltd.	18,000	146,145
Chimei Materials Technology Corp.	74,000	32,225
Chong Hong Construction Co., Ltd.	36,500	61,715
Cub Elecparts, Inc.	2,000	21,949
Eclat Textile Co., Ltd.	7,160	85,430
Elite Advanced Laser Corp.	9,167	32,901
Ennoconn Corp.	1,050	17,519
Feng TAY Enterprise Co., Ltd.	16,680	73,967
FLEXium Interconnect, Inc.	9,449	28,125
Flytech Technology Co., Ltd.	10,000	34,614
Formosan Rubber Group, Inc.	73,800	35,669
Grape King Bio Ltd.	5,000	41,473
Highwealth Construction Corp.	101,000	156,275
Hiwin Technologies Corp.	6,120	31,922
Holiday Entertainment Co., Ltd.	13,000	20,363
Holtek Semiconductor, Inc.	19,000	30,429
Hota Industrial Manufacturing Co., Ltd.	6,000	29,191
Hotai Motor Co., Ltd.	20,000	233,845
Huaku Development Co., Ltd.	30,000	51,969
Iron Force Industrial Co., Ltd.	2,000	14,994
KEE TAI Properties Co., Ltd.	16,000	5,487
Kenda Rubber Industrial Co., Ltd.	46,860	74,673
King Slide Works Co., Ltd.	3,000	38,809
Kung Long Batteries Industrial Co., Ltd.	5,000	23,927
Largan Precision Co., Ltd.	3,000	361,774
Makalot Industrial Co., Ltd.	10,784	51,606
Nan Liu Enterprise Co., Ltd.	3,000	14,117
Nanya Technology Corp.	180,289	225,753
Posiflex Technology, Inc.	4,100	25,048
President Chain Store Corp.	47,000	373,355
Ruentex Industries Ltd.	124,000	199,378
San Shing Fastech Corp.	13,000	24,262
Siliconware Precision Industries Co., Ltd.	305,000	457,322
Standard Foods Corp.	23,200	59,433
Swancor Holding Co., Ltd.	1,000	3,892
Taiwan Secom Co., Ltd.	22,000	63,939
Taiwan Semiconductor Manufacturing Co., Ltd.	430,291	2,505,244
Test Research, Inc.	20,000	26,160
Tong Hsing Electronic Industries Ltd.	14,000	52,926
Voltronic Power Technology Corp.	3,150	49,242
WUS Printed Circuit Co., Ltd.	23,000	14,345
Zeng Hsing Industrial Co., Ltd.	3,000	15,409

Total Taiwan		6,110,368
Thailand – 8.3%
Advanced Info Service PCL NVDR	203,062	937,660
Airports of Thailand PCL NVDR	30,200	347,758
Amata Corp. PCL NVDR	56,900	18,392
Asia Plus Group Holdings PCL NVDR	309,100	29,616
Bangkok Airways PCL NVDR	65,500	46,691
Beauty Community PCL NVDR	167,500	45,923
BEC World PCL NVDR	69,811	44,324
Bumrungrad Hospital PCL NVDR	10,190	51,318
Central Pattana PCL NVDR	90,116	151,494
Central Plaza Hotel PCL NVDR	21,300	23,974
CH Karnchang PCL NVDR	43,200	36,779
Chularat Hospital PCL NVDR	237,700	17,973
CP ALL PCL NVDR	184,517	327,498
Delta Electronics Thailand PCL NVDR	55,900	127,852
Dynasty Ceramic PCL NVDR	324,920	40,885
Energy Earth PCL NVDR	135,467	17,828
Intouch Holdings PCL NVDR	246,542	384,221
Jasmine International PCL NVDR	191,800	39,855
KCE Electronics PCL NVDR	14,900	45,581
MK Restaurants Group PCL NVDR	48,231	72,381
Robinson Department Store PCL NVDR	40,300	70,656
STP & I PCL NVDR	22,110	5,392
Tipco Asphalt PCL NVDR	2,200	1,213
TTW PCL NVDR	256,800	80,042
VGI Global Media PCL NVDR	316,980	50,772

Total Thailand		3,016,078
Turkey – 2.5%
Aselsan Elektronik Sanayi ve Ticaret AS	10,733	33,658
Aslan Cimento AS	932	10,796
BIM Birlesik Magazalar AS	5,778	96,374
Celebi Hava Servisi AS	1,439	10,550
Cimsa Cimento Sanayi ve Ticaret AS	14,035	69,644
Dogus Otomotiv Servis ve Ticaret AS	17,450	58,444
EGE Endustri VE Ticaret AS	168	11,858
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	167,285	169,476
Ford Otomotiv Sanayi AS	15,438	162,884
Koza Altin Isletmeleri AS*	9,127	51,495
Saf Gayrimenkul Yatirim Ortakligi AS	137,629	37,610
Soda Sanayii AS	19,353	26,572
TAV Havalimanlari Holding AS	6,200	25,559
Turk Traktor ve Ziraat Makineleri AS	3,104	84,254
Ulker Biskuvi Sanayi AS	5,754	40,997

Total Turkey		890,171
TOTAL COMMON STOCKS (Cost: $33,980,164)		36,199,971
WARRANTS – 0.0%
Malaysia – 0.0%
VS Industry Bhd, expiring 1/6/19*
(Cost: $0)	8,425	703

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	37

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2016

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
United States – 2.4%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $862,889)(d)	862,889	$862,889
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $34,843,053)		37,063,563
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.2)%		(810,148)

NET ASSETS – 100.0%		$36,253,415
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $1,856,131 and the total market value of the collateral held by the Fund was $1,987,900. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,125,011.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/3/2016	ZAR	48,515	USD	3,500	$(28)

CURRENCY LEGEND

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

38	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
Brazil – 11.4%
AES Tiete Energia S.A.	390,199	$1,922,861
Aliansce Shopping Centers S.A.	443,862	2,110,799
Arezzo Industria e Comercio S.A.	131,236	1,057,531
BR Malls Participacoes S.A.*	1,016,024	3,846,621
Cia Hering	397,315	2,198,847
Cia Siderurgica Nacional S.A.*	4,501,933	12,596,017
CVC Brasil Operadora e Agencia de Viagens S.A.	289,887	2,145,923
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	803,663	2,530,579
Duratex S.A.	924,007	2,445,930
EcoRodovias Infraestrutura e Logistica S.A.*	2,526,372	6,913,045
EDP - Energias do Brasil S.A.	919,990	4,072,043
Equatorial Energia S.A.	199,421	3,088,744
Estacio Participacoes S.A.	258,501	1,417,087
Even Construtora e Incorporadora S.A.	921,644	1,089,343
Ez Tec Empreendimentos e Participacoes S.A.	518,748	2,430,197
Fleury S.A.	337,077	3,978,917
GAEC Educacao S.A.	144,537	551,659
Grendene S.A.	552,695	3,040,048
Guararapes Confeccoes S.A.	56,504	1,182,656
Iguatemi Empresa de Shopping Centers S.A.	129,907	1,187,570
Light S.A.	523,531	2,558,958
Localiza Rent a Car S.A.	228,577	2,790,330
M. Dias Branco S.A.	33,582	1,373,732
Mahle-Metal Leve S.A.	336,507	2,402,993
MRV Engenharia e Participacoes S.A.	1,064,855	3,913,498
Multiplan Empreendimentos Imobiliarios S.A.	175,202	3,408,211
Multiplus S.A.	453,983	6,147,010
Odontoprev S.A.	971,084	3,864,788
Qualicorp S.A.	296,525	1,750,573
Santos Brasil Participacoes S.A.	1,080,606	931,313
Sao Martinho S.A.	85,758	1,548,150
Smiles S.A.	378,083	6,280,727
Sul America S.A.	359,981	1,798,326
TOTVS S.A.	252,593	2,361,997
Transmissora Alianca de Energia Eletrica S.A.	1,323,522	8,546,868
Tupy S.A.	268,606	1,151,694
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	67,108	629,799
Via Varejo S.A.	1,881,030	3,688,124

Total Brazil		114,953,508
Chile – 1.5%
CAP S.A.	456,651	2,483,440
Engie Energia Chile S.A.	661,862	1,040,039
Forus S.A.	459,058	1,706,898
Inversiones Aguas Metropolitanas S.A.	998,706	1,782,759
Inversiones La Construccion S.A.	83,492	957,806
Parque Arauco S.A.	873,934	1,971,726
Ripley Corp. S.A.	3,157,966	1,939,275
SONDA S.A.	903,837	1,747,565
Vina Concha y Toro S.A.	865,016	1,509,718

Total Chile		15,139,226

China – 19.2%
361 Degrees International Ltd.	3,488,000	1,236,728
Anhui Expressway Co., Ltd. Class H	1,011,666	841,321
BAIC Motor Corp., Ltd. Class H(a)	4,959,000	5,217,341
Bank of Chongqing Co., Ltd. Class H	3,024,000	2,479,727
BBMG Corp. Class H	1,416,338	544,187
Beijing Capital International Airport Co., Ltd. Class H	2,160,000	2,447,979
Beijing Capital Land Ltd. Class H	4,100,000	1,681,032
Beijing Jingneng Clean Energy Co., Ltd. Class H	2,448,000	748,040
Boer Power Holdings Ltd.(b)	1,076,000	488,337
Cabbeen Fashion Ltd.	1,328,000	345,871
CECEP COSTIN New Materials Group Ltd.†	4,614,000	1
Central China Securities Co., Ltd. Class H(b)	4,470,000	2,086,321
China Aoyuan Property Group Ltd.	8,550,000	2,039,402
China Communications Services Corp., Ltd. Class H	4,494,000	2,810,217
China Creative Global Holdings Ltd.	4,330,000	307,055
China Harmony New Energy Auto Holding Ltd.	1,389,000	673,372
China Lilang Ltd.	2,770,000	1,571,439
China Machinery Engineering Corp. Class H	1,537,000	899,694
China National Building Material Co., Ltd. Class H(b)	5,016,000	2,224,749
China Oilfield Services Ltd. Class H	4,896,000	4,248,362
China Power New Energy Development Co., Ltd.(b)	1,165,500	734,829
China Shineway Pharmaceutical Group Ltd.	1,787,000	1,834,014
China Singyes Solar Technologies Holdings Ltd.	360,000	185,200
China South City Holdings Ltd.	24,298,000	5,388,451
China Southern Airlines Co., Ltd. Class H	1,154,000	647,232
China XLX Fertiliser Ltd.	1,308,000	381,137
China Yongda Automobiles Services Holdings Ltd.	2,354,000	1,083,527
China ZhengTong Auto Services Holdings Ltd.	3,167,000	1,000,413
Chongqing Rural Commercial Bank Co., Ltd. Class H	5,858,000	3,610,291
CIFI Holdings Group Co., Ltd.	27,782,000	8,704,319
CIMC Enric Holdings Ltd.(b)	3,642,000	1,577,772
CITIC Telecom International Holdings Ltd.	6,111,000	2,277,063
Colour Life Services Group Co., Ltd.*	716,000	503,123
CPMC Holdings Ltd.	1,051,000	528,485
Dah Chong Hong Holdings Ltd.	3,702,000	1,493,983
Datang International Power Generation Co., Ltd. Class H	7,013,049	1,871,726
Dongyue Group Ltd.*†	4,491,000	793,284
Fantasia Holdings Group Co., Ltd.*	15,196,500	2,312,015
Fu Shou Yuan International Group Ltd.(b)	1,370,000	789,574
Fufeng Group Ltd.	2,956,000	1,368,245
Future Land Development Holdings Ltd.	16,000,565	3,115,138
Goldpac Group Ltd.	1,125,000	349,570
Greatview Aseptic Packaging Co., Ltd.	3,739,000	1,986,176
Guangshen Railway Co., Ltd. Class H	1,390,665	719,005
Guangzhou Automobile Group Co., Ltd. Class H	2,942,000	3,781,837

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2016

Investments	Shares	Value

Guangzhou R&F Properties Co., Ltd. Class H	2,088,800	$3,285,653
Guotai Junan International Holdings Ltd.(b)	9,794,000	3,712,551
Hilong Holding Ltd.	2,457,000	364,307
Honworld Group Ltd.(a)	1,267,500	751,745
HOSA International Ltd.	4,390,000	1,528,246
Huadian Fuxin Energy Corp., Ltd. Class H	808,000	191,688
Huadian Power International Corp., Ltd. Class H	3,716,000	1,667,324
Huaneng Renewables Corp., Ltd. Class H	866,000	301,472
Huishang Bank Corp., Ltd. Class H	7,109,000	3,648,015
Jiangsu Expressway Co., Ltd. Class H	2,733,933	3,778,746
Jiangxi Copper Co., Ltd. Class H	1,265,000	1,445,071
KWG Property Holding Ltd.	9,343,000	6,131,534
Lonking Holdings Ltd.	10,967,000	1,597,833
Minth Group Ltd.	1,764,000	6,197,693
Pacific Online Ltd.	4,287,000	1,088,892
Powerlong Real Estate Holdings Ltd.	8,718,000	2,900,024
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,392,000	933,271
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	288,000	894,900
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,839,587	566,870
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	875,000	2,357,867
Shenzhen Expressway Co., Ltd. Class H	1,481,697	1,555,066
Shougang Fushan Resources Group Ltd.	9,332,000	2,105,609
Shui On Land Ltd.	12,202,000	3,319,544
Sichuan Expressway Co., Ltd. Class H	1,686,768	641,567
Sinofert Holdings Ltd.(b)	4,308,000	544,336
Sinopec Engineering Group Co., Ltd. Class H	3,536,000	3,040,907
Sinopec Kantons Holdings Ltd.	1,516,000	713,439
Sinotrans Ltd. Class H	2,768,000	1,341,896
SITC International Holdings Co., Ltd.	4,196,000	2,499,438
Skyworth Digital Holdings Ltd.	4,234,000	3,046,141
SSY Group Ltd.(b)	2,172,000	744,914
Sunac China Holdings Ltd.	7,499,000	5,395,138
TCL Multimedia Technology Holdings Ltd.*(b)	1,206,000	592,430
Tenwow International Holdings Ltd.	3,691,000	1,042,205
Times Property Holdings Ltd.	4,666,000	2,141,705
Tong Ren Tang Technologies Co., Ltd. Class H	579,888	1,121,503
TravelSky Technology Ltd. Class H	764,000	1,812,492
Trigiant Group Ltd.	6,044,000	872,785
Weichai Power Co., Ltd. Class H	1,477,538	1,981,240
Xiamen International Port Co., Ltd. Class H	1,752,000	352,390
Xingda International Holdings Ltd.	6,041,000	2,484,646
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(b)	750,400	1,120,383
Xinyi Glass Holdings Ltd.*	7,080,000	6,399,061
XTEP International Holdings Ltd.	4,705,500	2,190,171
Yanzhou Coal Mining Co., Ltd. Class H	644,000	433,432
Yashili International Holdings Ltd.(b)	2,673,000	592,778
Yingde Gases Group Co., Ltd.	7,723,000	3,056,958
Yuexiu Transport Infrastructure Ltd.(b)	4,108,000	2,812,483
Yuzhou Properties Co., Ltd.	14,409,000	5,331,884

Zhejiang Expressway Co., Ltd. Class H	3,032,000	3,197,772
Zhongsheng Group Holdings Ltd.	2,765,000	2,623,844
Zijin Mining Group Co., Ltd. Class H	12,398,000	3,980,302
ZTE Corp. Class H	482,400	701,587

Total China		193,061,332
Hong Kong – 1.9%
Ajisen China Holdings Ltd.	2,537,000	1,161,218
AMVIG Holdings Ltd.	1,690,000	590,501
C C Land Holdings Ltd.	3,417,000	894,347
China All Access Holdings Ltd.	1,304,296	459,096
China Water Affairs Group Ltd.	1,154,000	742,457
Concord New Energy Group Ltd.	8,270,000	431,843
Dawnrays Pharmaceutical Holdings Ltd.	760,000	496,806
EVA Precision Industrial Holdings Ltd.	2,958,000	354,688
Hua Han Health Industry Holdings Ltd.	8,880,000	606,812
Ju Teng International Holdings Ltd.	2,034,000	605,798
Kingboard Chemical Holdings Ltd.	2,319,000	7,026,412
Kingboard Laminates Holdings Ltd.	2,103,500	1,920,175
NewOcean Energy Holdings Ltd.	1,608,000	431,235
Tibet Water Resources Ltd.(b)	2,995,000	1,046,480
Victory City International Holdings Ltd.	6,480,000	321,663
Vinda International Holdings Ltd.	551,000	1,084,104
Wasion Group Holdings Ltd.	1,298,000	706,240

Total Hong Kong		18,879,875
India – 0.6%
Adani Enterprises Ltd.	434,747	429,001
Apollo Tyres Ltd.	376,450	1,243,619
Crompton Greaves Ltd.*	779,363	878,510
Federal Bank Ltd.	608,399	657,926
Hexaware Technologies Ltd.	241,395	683,795
JSW Energy Ltd.	541,516	594,139
Polaris Consulting & Services Ltd.*	300,529	720,854
Reliance Infrastructure Ltd.	83,096	687,995
Union Bank of India	201,710	416,114

Total India		6,311,953
Indonesia – 3.8%
Ace Hardware Indonesia Tbk PT	14,149,200	948,629
Adaro Energy Tbk PT	68,611,500	6,334,906
AKR Corporindo Tbk PT	3,822,445	1,889,110
Astra Agro Lestari Tbk PT	2,932,166	3,330,730
Bank Tabungan Negara Persero Tbk PT	10,965,116	1,613,135
Bumi Serpong Damai Tbk PT	8,801,200	1,483,614
Ciputra Development Tbk PT	8,471,386	1,032,067
Global Mediacom Tbk PT	14,202,400	968,519
Lippo Karawaci Tbk PT	25,555,000	1,938,507
Media Nusantara Citra Tbk PT	15,668,540	2,425,136
Pakuwon Jati Tbk PT	25,406,100	1,314,008
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,143,552	1,391,051
Sawit Sumbermas Sarana Tbk PT	6,036,900	719,284
Summarecon Agung Tbk PT	9,764,672	1,313,079
Tambang Batubara Bukit Asam Persero Tbk PT	4,801,300	3,540,917

See Notes to Financial Statements.

40	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2016

Investments	Shares	Value

Timah Persero Tbk PT	13,726,022	$857,153
Vale Indonesia Tbk PT*	26,972,400	6,096,742
Wijaya Karya Persero Tbk PT	2,614,452	560,912

Total Indonesia		37,757,499
Malaysia – 4.8%
Aeon Co. M Bhd	1,311,752	916,688
AirAsia Bhd	2,886,200	1,947,164
Alliance Financial Group Bhd	3,026,247	2,722,195
Berjaya Auto Bhd	2,498,580	1,377,527
Berjaya Sports Toto Bhd	2,357,900	1,887,232
Bumi Armada Bhd*	4,337,500	734,192
Bursa Malaysia Bhd	1,045,700	2,230,220
Cahya Mata Sarawak Bhd	1,110,100	1,020,041
Dialog Group Bhd	4,056,076	1,431,960
Eastern & Oriental Bhd	1,380,700	560,894
Felda Global Ventures Holdings Bhd	9,959,800	5,635,578
Globetronics Technology Bhd	767,000	676,956
Hartalega Holdings Bhd	1,148,144	1,288,209
Inari Amertron Bhd	1,435,775	1,152,647
IOI Properties Group Bhd	3,550,200	2,137,589
JCY International Bhd	6,462,591	828,237
KPJ Healthcare Bhd	1,202,041	1,229,509
KSL Holdings Bhd	1,689,800	453,555
Lafarge Malaysia Bhd	1,006,100	1,926,807
Mah Sing Group Bhd	5,394,177	2,113,062
Malaysian Resources Corp. Bhd	2,380,643	748,358
Media Prima Bhd	3,183,736	1,016,209
MMC Corp. Bhd	2,451,600	1,351,626
Pharmaniaga Bhd	273,600	369,166
Press Metal Bhd	2,891,800	2,999,836
SP Setia Bhd Group	2,121,000	1,789,938
Sunway Bhd	3,006,200	2,253,469
Supermax Corp. Bhd	1,135,467	598,554
Syarikat Takaful Malaysia Bhd	671,200	676,799
Top Glove Corp. Bhd	1,366,180	1,684,807
UEM Sunrise Bhd	5,277,100	1,505,738
Unisem M Bhd	1,444,900	880,461
VS Industry Bhd	1,777,300	593,078

Total Malaysia		48,738,301
Mexico – 1.2%
Banregio Grupo Financiero S.A.B. de C.V.	166,733	956,538
Bolsa Mexicana de Valores S.A.B. de C.V.(b)	1,247,453	1,991,052
Corp. Inmobiliaria Vesta S.A.B. de C.V.	546,495	755,354
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	504,327	2,979,291
Grupo Financiero Interacciones S.A. de C.V.	161,821	769,075
Grupo Herdez S.A.B. de C.V.(b)	466,018	1,015,182
Macquarie Mexico Real Estate Management S.A. de C.V.*	2,252,219	2,761,524
Megacable Holdings S.A.B. de C.V. Series CPO	222,476	854,337

Total Mexico		12,082,353

Philippines – 1.9%
Cebu Air, Inc.	500,040	1,165,162
D&L Industries, Inc.	3,034,000	713,220
Filinvest Land, Inc.	33,475,000	1,263,208
First Gen Corp.	4,815,600	2,487,489
First Philippine Holdings Corp.	678,346	1,019,023
Lopez Holdings Corp.	4,136,712	706,299
Manila Water Co., Inc.	2,819,445	1,703,469
Nickel Asia Corp.	11,724,448	1,740,716
Petron Corp.	3,264,400	685,258
Premium Leisure Corp.	28,861,000	607,036
Puregold Price Club, Inc.	1,328,600	1,164,357
Robinsons Land Corp.	2,400,860	1,534,729
Robinsons Retail Holdings, Inc.	443,890	686,956
Security Bank Corp.	438,144	2,182,815
Vista Land & Lifescapes, Inc.*	9,857,400	1,095,605

Total Philippines		18,755,342
Poland – 1.0%
Asseco Poland S.A.	203,320	2,959,478
CCC S.A.	30,849	1,426,646
Energa S.A.	1,627,846	3,189,895
Eurocash S.A.	100,787	1,119,168
PKP Cargo S.A.*	72,145	716,295
Warsaw Stock Exchange	104,661	1,021,356

Total Poland		10,432,838
South Africa – 7.7%
Adcock Ingram Holdings Ltd.(b)	152,048	509,729
Adcorp Holdings Ltd.(b)	291,323	298,499
Aeci Ltd.	214,977	1,622,733
African Rainbow Minerals Ltd.	478,487	2,866,138
Alexander Forbes Group Holdings Ltd.	980,489	459,897
Assore Ltd.	219,769	2,372,970
Astral Foods Ltd.	91,492	783,433
AVI Ltd.	599,141	4,093,395
Barloworld Ltd.	383,702	2,323,488
Blue Label Telecoms Ltd.	1,132,499	1,564,765
Cashbuild Ltd.	32,436	995,400
Clicks Group Ltd.	282,065	2,607,685
Coronation Fund Managers Ltd.	1,224,184	6,253,009
DataTec Ltd.	291,917	1,029,577
Exxaro Resources Ltd.(b)	685,614	4,218,511
Famous Brands Ltd.	124,450	1,493,264
Foschini Group Ltd. (The)	369,021	3,743,545
Hosken Consolidated Investments Ltd.	53,834	496,755
Hudaco Industries Ltd.	86,513	646,115
Investec Ltd.	419,657	2,574,781
Invicta Holdings Ltd.	151,574	617,594
JSE Ltd.	150,019	1,745,517
KAP Industrial Holdings Ltd.*	2,592,705	1,410,303
Lewis Group Ltd.	338,849	1,009,555
Massmart Holdings Ltd.	321,890	2,778,770
Mondi Ltd.	95,572	2,005,579
Mpact Ltd.	197,612	477,243

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2016

Investments	Shares	Value

Murray & Roberts Holdings Ltd.	858,732	$695,041
Omnia Holdings Ltd.	93,435	1,148,433
Peregrine Holdings Ltd.	537,064	1,116,601
Pick n Pay Stores Ltd.	470,209	2,345,018
Raubex Group Ltd.	418,184	746,277
Reunert Ltd.	454,874	2,021,111
Santam Ltd.	164,151	2,673,926
Sibanye Gold Ltd.	1,380,073	4,963,797
SPAR Group Ltd. (The)	229,247	3,204,498
Sun International Ltd.	138,195	870,298
Tongaat Hulett Ltd.	166,164	1,426,464
Trencor Ltd.	366,261	897,591
Tsogo Sun Holdings Ltd.	1,685,099	3,815,943
Wilson Bayly Holmes-Ovcon Ltd.	87,133	976,435

Total South Africa		77,899,683
South Korea – 6.4%
Binggrae Co., Ltd.	13,723	741,380
CJ O Shopping Co., Ltd.	4,717	689,551
CS Wind Corp.(b)	40,161	898,868
Daeduck Electronics Co.	133,951	937,724
Daishin Securities Co., Ltd.	83,512	796,183
DGB Financial Group, Inc.	286,777	2,351,293
Doosan Heavy Industries & Construction Co., Ltd.	175,042	4,108,445
Grand Korea Leisure Co., Ltd.	89,459	2,002,238
Green Cross Corp.	5,363	883,810
Green Cross Holdings Corp.(b)	22,319	580,596
Hana Tour Service, Inc.(b)	7,236	457,937
Hankook Tire Worldwide Co., Ltd.(b)	85,120	1,773,736
Hanwha Corp.	45,346	1,443,117
Hite Jinro Co., Ltd.(b)	150,095	3,073,176
Hitejinro Holdings Co., Ltd.(b)	52,106	589,022
Huchems Fine Chemical Corp.	73,445	1,333,727
Huvis Corp.(b)	91,530	637,431
Hyundai Securities Co., Ltd.	108,373	703,561
iMarketKorea, Inc.(b)	37,284	435,011
KB Insurance Co., Ltd.	63,915	1,581,408
KEPCO Engineering & Construction Co., Inc.	39,577	1,047,505
Kolon Industries, Inc.	17,581	1,323,344
Korean Reinsurance Co.	107,640	1,138,608
KT Skylife Co., Ltd.	49,941	725,524
Kumho Petrochemical Co., Ltd.	35,937	2,280,834
LF Corp.	31,840	640,356
LG Hausys Ltd.	7,667	730,953
LG International Corp.	22,434	710,897
LS Corp.	53,107	2,806,399
LS Industrial Systems Co., Ltd.	44,113	1,682,250
Mando Corp.	7,631	1,711,406
Medy-Tox, Inc.	1,925	787,409
Meritz Fire & Marine Insurance Co., Ltd.	135,779	1,898,576
Meritz Securities Co., Ltd.	522,900	1,595,264
Moorim P&P Co., Ltd.	153,069	564,271
NH Investment & Securities Co., Ltd.(b)	265,774	2,405,926
NongShim Co., Ltd.	4,201	1,197,725

Partron Co., Ltd.	76,770	631,531
Poongsan Corp.	36,967	1,136,181
S&T Motiv Co., Ltd.	15,028	649,505
Samyang Holdings Corp.	4,418	543,550
Seah Besteel Corp.	54,485	1,239,251
Seowonintech Co., Ltd.	48,902	523,942
Shinsegae, Inc.	2,962	488,131
Silicon Works Co., Ltd.	20,881	565,940
SK Gas Ltd.(b)	12,599	1,183,998
SK Materials Co., Ltd.	4,925	704,753
SK Networks Co., Ltd.	191,041	1,160,452
SKC Co., Ltd.	33,251	854,409
Sungwoo Hitech Co., Ltd.	96,973	702,633
Tongyang Life Insurance Co., Ltd.	193,938	1,998,635
Youlchon Chemical Co., Ltd.	79,150	984,569
Yuhan Corp.	5,973	1,504,978

Total South Korea		64,137,919
Taiwan – 27.0%
AcBel Polytech, Inc.(b)	1,667,303	1,271,268
Accton Technology Corp.(b)	1,741,633	2,711,448
Aerospace Industrial Development Corp.	1,000	1,373
Alpha Networks, Inc.	1,937,309	1,195,927
Asia Vital Components Co., Ltd.	771,000	600,163
ASMedia Technology, Inc.(b)	78,000	676,844
Aten International Co., Ltd.	452,000	1,152,153
BenQ Materials Corp.(b)	1,019,000	458,372
Capital Securities Corp.	7,061,723	1,838,339
CHC Healthcare Group(b)	341,185	511,579
Cheng Uei Precision Industry Co., Ltd.(b)	878,820	1,094,828
Chicony Electronics Co., Ltd.	1,689,473	4,274,145
Chicony Power Technology Co., Ltd.(b)	967,215	1,325,290
Chimei Materials Technology Corp.(b)	2,833,000	1,233,684
Chin-Poon Industrial Co., Ltd.	925,650	2,061,233
China Bills Finance Corp.	2,935,000	1,175,105
China Metal Products	1,016,000	988,595
China Steel Chemical Corp.(b)	780,726	2,577,886
China Synthetic Rubber Corp.	2,191,580	1,779,385
ChipMOS TECHNOLOGIES, Inc.*(b)	2,374,000	2,302,391
Chong Hong Construction Co., Ltd.	1,002,000	1,694,214
Chroma ATE, Inc.(b)	745,132	2,003,944
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,550,396	875,469
Cleanaway Co., Ltd.	264,161	1,457,940
Clevo Co.(b)	1,923,000	1,800,579
Compeq Manufacturing Co., Ltd.	1,558,000	795,266
Coxon Precise Industrial Co., Ltd.	439,000	488,081
CTCI Corp.(b)	1,736,190	2,542,346
Cub Elecparts, Inc.(b)	77,742	853,177
Cyberlink Corp.	546,011	1,177,532
Darwin Precisions Corp.	2,270,000	937,822
Depo Auto Parts Ind Co., Ltd.(b)	288,646	893,227
Elan Microelectronics Corp.(b)	1,809,156	2,126,857
Elite Advanced Laser Corp.(b)	149,600	536,919
Elite Material Co., Ltd.	536,163	1,462,473

See Notes to Financial Statements.

42	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2016

Investments	Shares	Value

Elite Semiconductor Memory Technology, Inc.(b)	1,258,000	$1,424,734
Elitegroup Computer Systems Co., Ltd.	2,311,000	965,820
Eternal Materials Co., Ltd.	1,571,628	1,692,187
Everlight Electronics Co., Ltd.(b)	1,644,165	2,633,140
Far Eastern Department Stores Ltd.	3,506,841	1,890,722
Far Eastern International Bank	4,689,231	1,340,400
Faraday Technology Corp.(b)	602,200	617,656
Farglory Land Development Co., Ltd.	3,604,640	4,283,640
Feng Hsin Steel Co., Ltd.	520,950	678,911
FLEXium Interconnect, Inc.(b)	302,743	901,116
Flytech Technology Co., Ltd.(b)	357,655	1,237,995
Formosa International Hotels Corp.	202,976	1,162,342
Formosan Rubber Group, Inc.	2,669,511	1,290,236
Getac Technology Corp.	1,597,292	1,859,953
Gigabyte Technology Co., Ltd.	2,136,000	2,834,780
Goldsun Building Materials Co., Ltd.(b)	3,010,000	732,682
Grape King Bio Ltd.(b)	170,988	1,418,286
Great Wall Enterprise Co., Ltd.	1,995,446	1,725,179
Greatek Electronics, Inc.	2,237,000	2,847,500
Highwealth Construction Corp.	3,206,613	4,961,501
Hiwin Technologies Corp.(b)	216,961	1,131,681
Holiday Entertainment Co., Ltd.(b)	579,000	906,953
Holtek Semiconductor, Inc.	731,773	1,171,939
Hota Industrial Manufacturing Co., Ltd.(b)	228,000	1,109,250
Huaku Development Co., Ltd.(b)	867,296	1,502,422
IEI Integration Corp.(b)	1,018,620	1,478,592
Inventec Corp.	14,644,992	11,960,626
Johnson Health Tech Co., Ltd.(b)	401,725	667,715
KEE TAI Properties Co., Ltd.(b)	1,389,999	476,703
Kenda Rubber Industrial Co., Ltd.(b)	1,543,040	2,458,881
Kerry TJ Logistics Co., Ltd.	162,000	217,840
Kindom Construction Corp.(b)	2,516,187	1,264,295
King Slide Works Co., Ltd.	99,004	1,280,762
King Yuan Electronics Co., Ltd.(b)	3,487,960	3,098,999
King’s Town Bank Co., Ltd.(b)	3,332,000	2,811,612
Kinik Co.	573,495	1,028,231
Kinsus Interconnect Technology Corp.(b)	1,085,368	2,531,158
Kung Long Batteries Industrial Co., Ltd.	190,000	909,221
Lealea Enterprise Co., Ltd.	2,764,000	745,109
Lextar Electronics Corp.(b)	1,770,000	807,484
Long Chen Paper Co., Ltd.(b)	2,987,000	1,438,921
Lotes Co., Ltd.(b)	243,233	648,714
Makalot Industrial Co., Ltd.(b)	257,667	1,233,033
Masterlink Securities Corp.	3,632,852	966,582
Mercuries & Associates Holding Ltd.	1,149,180	696,573
Merida Industry Co., Ltd.(b)	453,043	2,139,075
Merry Electronics Co., Ltd.(b)	766,146	3,006,363
Micro-Star International Co., Ltd.(b)	3,879,877	10,087,891
MIN AIK Technology Co., Ltd.(b)	304,000	380,661
Namchow Chemical Industrial Co., Ltd.	408,086	904,818
Nan Ya Printed Circuit Board Corp.(b)	1,085,000	886,124
Novatek Microelectronics Corp.(b)	2,216,000	7,811,903
Oriental Union Chemical Corp.*(b)	1,753,767	1,099,409

Posiflex Technology, Inc.(b)	140,553	858,685
Powertech Technology, Inc.	1,654,000	4,289,936
President Securities Corp.(b)	2,526,016	926,742
Primax Electronics Ltd.(b)	792,000	1,161,009
Prince Housing & Development Corp.(b)	3,607,460	1,179,642
Qisda Corp.	4,865,000	2,064,236
Radiant Opto-Electronics Corp.(b)	990,252	1,608,008
Realtek Semiconductor Corp.	1,940,770	6,377,289
Ruentex Industries Ltd.(b)	3,825,162	6,150,426
Sampo Corp.	2,433,000	1,366,091
San Fang Chemical Industry Co., Ltd.	716,160	830,499
San Shing Fastech Corp.(b)	455,000	849,165
Senao International Co., Ltd.	423,599	709,478
Sercomm Corp.(b)	418,488	995,971
Shin Zu Shing Co., Ltd.	218,580	721,731
Shinkong Synthetic Fibers Corp.	3,618,761	981,304
Sinbon Electronics Co., Ltd.	559,119	1,286,069
Sitronix Technology Corp.	279,000	921,233
Standard Foods Corp.	870,131	2,229,077
Sunspring Metal Corp.*(b)	508,000	707,413
Swancor Holding Co., Ltd.	171,000	665,550
Syncmold Enterprise Corp.	659,220	1,110,425
Synnex Technology International Corp.(b)	6,606,600	7,313,618
TA Chen Stainless Pipe*(b)	2,106,251	1,085,194
Taichung Commercial Bank Co., Ltd.	3,201,782	909,089
Taiflex Scientific Co., Ltd.(b)	774,693	799,519
Taiwan Cogeneration Corp.(b)	2,051,970	1,518,741
Taiwan Fertilizer Co., Ltd.	2,228,000	2,985,309
Taiwan FU Hsing Industrial Co., Ltd.	416,000	558,064
Taiwan Hon Chuan Enterprise Co., Ltd.	577,692	900,297
Taiwan Paiho Ltd.	358,000	1,279,163
Taiwan PCB Techvest Co., Ltd.	1,126,302	1,207,310
Taiwan Secom Co., Ltd.	734,674	2,135,196
Taiwan Shin Kong Security Co., Ltd.	876,000	1,122,056
Taiwan Surface Mounting Technology Corp.	769,781	647,102
Taiwan TEA Corp.(b)	2,085,000	967,818
Teco Electric and Machinery Co., Ltd.	3,584,683	3,087,730
Test Research, Inc.	755,115	987,692
Test Rite International Co., Ltd.	1,253,888	770,042
Ton Yi Industrial Corp.(b)	1,810,538	805,762
Tong Hsing Electronic Industries Ltd.	478,918	1,810,524
Tong Yang Industry Co., Ltd.	582,685	1,383,030
Topco Scientific Co., Ltd.	735,387	1,991,812
Transcend Information, Inc.	1,671,479	4,879,180
Tripod Technology Corp.	1,288,928	2,866,066
TSRC Corp.(b)	2,396,011	2,209,080
Tung Ho Steel Enterprise Corp.	1,291,153	766,153
TXC Corp.	939,549	1,293,377
U-Ming Marine Transport Corp.(b)	2,265,420	1,618,906
United Integrated Services Co., Ltd.	808,461	1,228,986
Universal Cement Corp.	970,593	760,175
Visual Photonics Epitaxy Co., Ltd.	681,000	959,185
Voltronic Power Technology Corp.(b)	105,316	1,646,324
Wan Hai Lines Ltd.	7,842,000	3,977,853

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2016

Investments	Shares	Value

Wistron Corp.(b)	7,216,903	$5,364,529
Wistron NeWeb Corp.(b)	537,703	1,696,538
Wowprime Corp.(b)	133,833	514,488
WPG Holdings Ltd.	5,287,759	6,258,501
WT Microelectronics Co., Ltd.	1,692,017	2,323,821
WUS Printed Circuit Co., Ltd.(b)	910,000	567,561
Yageo Corp.	565,111	1,173,653
YFY, Inc.(b)	2,515,000	738,962
Yulon Motor Co., Ltd.	1,218,000	1,070,517
YungShin Global Holding Corp.	559,250	851,930
Yungtay Engineering Co., Ltd.	965,790	1,435,798
Zeng Hsing Industrial Co., Ltd.	201,000	1,032,397
Zinwell Corp.(b)	671,186	725,884

Total Taiwan		272,449,085
Thailand – 8.6%
Amata Corp. PCL NVDR(b)	2,756,900	891,119
AP Thailand PCL	229,500	48,019
AP Thailand PCL(b)	6,796,966	1,422,165
Asia Plus Group Holdings PCL NVDR(b)	8,043,600	770,700
Bangchak Petroleum PCL (The)(b)	2,237,639	1,969,639
Bangchak Petroleum PCL (The)	75,900	66,810
Bangkok Airways PCL NVDR(b)	2,197,000	1,566,115
Bangkok Expressway & Metro PCL	20,420,836	4,066,487
Bangkok Land PCL NVDR(b)	50,729,714	2,342,498
Banpu PCL NVDR(b)	9,269,586	4,200,072
BEC World PCL NVDR	3,278,100	2,081,333
Berli Jucker PCL NVDR	2,404,100	3,087,517
Carabao Group PCL NVDR	1,217,200	2,265,784
Central Plaza Hotel PCL NVDR(b)	675,600	760,416
CH Karnchang PCL NVDR	1,667,725	1,419,852
Dynasty Ceramic PCL NVDR	8,906,000	1,120,640
Electricity Generating PCL(b)	704,291	4,034,683
Electricity Generating PCL	24,000	137,489
GFPT PCL NVDR	2,764,800	1,172,945
Hana Microelectronics PCL	2,224,447	2,038,274
Ichitan Group PCL NVDR	3,362,500	1,009,235
IRPC PCL NVDR	17,472,700	2,460,802
Jasmine International PCL	8,516,796	1,769,724
KCE Electronics PCL NVDR	544,200	1,664,797
Kiatnakin Bank PCL	539,623	825,398
Kiatnakin Bank PCL NVDR	1,231,206	1,883,230
LPN Development PCL NVDR	3,374,818	1,110,330
Major Cineplex Group PCL	1,346,969	1,195,362
MC Group PCL NVDR	2,180,200	855,721
MK Restaurants Group PCL NVDR(b)	1,131,400	1,697,916
Pruksa Real Estate PCL	3,865,741	2,677,570
Pruksa Real Estate PCL NVDR	1,184,600	820,502
Quality Houses PCL NVDR	13,236,644	932,104
Ratchaburi Electricity Generating Holding PCL(b)	1,000,890	1,465,950
Ratchaburi Electricity Generating Holding PCL	33,600	49,212
Ratchaburi Electricity Generating Holding PCL NVDR	674,600	988,050
Robinson Department Store PCL NVDR(b)	1,250,500	2,192,435

Rojana Industrial Park PCL NVDR(b)	3,949,800	567,677
Samart Corp. PCL	49,200	19,595
Samart Corp. PCL(b)	1,455,200	579,560
Sansiri PCL	39,468,324	1,981,959
Siamgas & Petrochemicals PCL NVDR	1,638,200	505,880
Sino-Thai Engineering & Construction PCL NVDR(b)	1,166,500	794,499
SPCG PCL NVDR	1,003,900	588,143
STP & I PCL NVDR(b)	2,432,500	593,207
Supalai PCL	4,427,727	3,105,159
Thai Union Group PCL NVDR	6,328,520	3,908,523
Thaicom PCL NVDR	1,152,000	688,208
Thanachart Capital PCL	2,618,666	3,060,778
Thoresen Thai Agencies PCL NVDR(b)	3,266,200	853,077
TICON Industrial Connection PCL NVDR(b)	2,502,615	1,148,386
Tipco Asphalt PCL NVDR(b)	954,900	526,366
Tisco Financial Group PCL NVDR	1,959,857	2,969,480
TPI Polene PCL NVDR(b)	7,266,110	507,474
TTW PCL	60,400	18,826
TTW PCL(b)	7,330,724	2,284,901
Vanachai Group PCL NVDR(b)	2,082,500	811,364
VGI Global Media PCL NVDR(b)	9,634,700	1,543,220

Total Thailand		86,117,177
Turkey – 2.8%
Albaraka Turk Katilim Bankasi AS	2,131,207	859,386
Anadolu Cam Sanayii AS*	1	1
Aselsan Elektronik Sanayi ve Ticaret AS(b)	466,337	1,462,402
AvivaSA Emeklilik ve Hayat AS Class A	119,072	753,947
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	723,048	1,607,202
Celebi Hava Servisi AS	70,713	518,441
Cimsa Cimento Sanayi ve Ticaret AS	376,979	1,870,636
Dogus Otomotiv Servis ve Ticaret AS(b)	664,709	2,226,255
EGE Endustri VE Ticaret AS	6,119	431,900
Gubre Fabrikalari TAS	381,950	614,796
Is Gayrimenkul Yatirim Ortakligi AS	2,117,792	1,143,341
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	1,293,996	547,664
Konya Cimento Sanayii AS	6,468	563,878
Koza Altin Isletmeleri AS*	320,409	1,807,753
Otokar Otomotiv Ve Savunma Sanayi A.S.	44,734	1,528,055
Saf Gayrimenkul Yatirim Ortakligi AS	3,858,198	1,054,328
Soda Sanayii AS	733,021	1,006,448
Tekfen Holding AS	471,497	1,213,036
Torunlar Gayrimenkul Yatirim Ortakligi AS	695,587	1,121,952
Turk Traktor ve Ziraat Makineleri AS	113,833	3,089,845
Turkiye Sise ve Cam Fabrikalari AS	1,544,729	1,637,031
Ulker Biskuvi Sanayi AS	212,025	1,510,679
Vestel Beyaz Esya Sanayi ve Ticaret AS(b)	427,304	1,771,474

Total Turkey		28,340,450
TOTAL COMMON STOCKS (Cost: $951,991,824)		1,005,056,541

See Notes to Financial Statements.

44	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2016

Investments	Shares	Value

RIGHTS – 0.0%
Thailand – 0.0%
Banpu PCL, expiring 10/13/16*† (Cost $0)	393,483	$0
WARRANTS – 0.0%
Malaysia – 0.0%
VS Industry Bhd, expiring 1/6/19* (Cost: $0)	449,975	37,539
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
United States – 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $19,212,052)(d)	19,212,052	19,212,052
TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $971,203,876)		1,024,306,132
Liabilities in Excess of Cash and Other Assets – (1.7)%		(16,868,773)

NET ASSETS – 100.0%		$1,007,437,359
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $793,285, which represents 0.08% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $57,375,667 and the total market value of the collateral held by the Fund was $68,720,870. The total market value of the collateral includes non-cash U.S. Government Agencies securities collateral having a value of $49,508,818. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in the process of recall from borrower.

NVDR - Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/3/2016	HKD	990,140	USD	127,682	$20

CURRENCY LEGEND

HKD – Hong Kong dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	45

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 3.6%
Brambles Ltd.	42,554	$390,122
Cochlear Ltd.	2,262	244,053
CSL Ltd.	10,813	885,388
Domino’s Pizza Enterprises Ltd.	1,408	75,768
Fortescue Metals Group Ltd.	79,828	302,388
Magellan Financial Group Ltd.	6,756	112,086
Platinum Asset Management Ltd.	38,819	149,422
REA Group Ltd.	1,450	62,638
Seek Ltd.	10,784	128,408
TPG Telecom Ltd.	12,826	84,606

Total Australia		2,434,879
Austria – 0.0%
ams AG	348	11,308
Brazil – 10.6%
Ambev S.A.	630,534	3,846,648
BB Seguridade Participacoes S.A.	136,900	1,259,083
CCR S.A.	136,323	710,809
CETIP S.A. – Mercados Organizados	17,970	237,177
Cielo S.A.	52,276	523,106
Engie Brasil Energia S.A.	32,420	384,188
Lojas Renner S.A.	15,158	114,169
WEG S.A.	36,186	196,699

Total Brazil		7,271,879
Canada – 1.4%
CCL Industries, Inc. Class B	493	94,759
CI Financial Corp.	9,673	185,253
Constellation Software, Inc.	273	122,852
Dollarama, Inc.	1,040	81,056
Gildan Activewear, Inc.	3,790	105,661
Linamar Corp.	438	18,257
Silver Wheaton Corp.	6,349	171,207
SNC-Lavalin Group, Inc.	5,206	204,120

Total Canada		983,165
Chile – 0.2%
Cia Cervecerias Unidas S.A.	12,132	122,349
China – 9.4%
AAC Technologies Holdings, Inc.	31,000	311,561
ANTA Sports Products Ltd.	88,000	238,836
Brilliance China Automotive Holdings Ltd.	60,000	67,303
China Conch Venture Holdings Ltd.	51,500	100,398
China Everbright International Ltd.	62,000	73,703
China Evergrande Group(a)	1,989,900	1,344,397
China Hongqiao Group Ltd.(a)	523,500	471,126
China Medical System Holdings Ltd.	53,000	89,108
China Overseas Land & Investment Ltd.	265,300	899,618
China Resources Cement Holdings Ltd.	382,000	152,683
China Resources Land Ltd.	212,000	590,411
China State Construction International Holdings Ltd.	128,000	168,335
Cosmo Lady China Holdings Co., Ltd.(a)(b)	29,700	12,254

CSPC Pharmaceutical Group Ltd.	96,400	96,450
Geely Automobile Holdings Ltd.	50,000	44,611
Golden Eagle Retail Group Ltd.(a)	78,000	99,361
Guorui Properties Ltd.(a)	90,000	28,778
Kingsoft Corp., Ltd.(a)	8,000	18,917
Logan Property Holdings Co., Ltd.	192,000	86,148
Shenzhen International Holdings Ltd.	87,500	145,082
Shenzhou International Group Holdings Ltd.	42,200	293,813
Sino Biopharmaceutical Ltd.	54,500	36,610
Sunny Optical Technology Group Co., Ltd.	18,000	88,887
Tencent Holdings Ltd.	30,100	826,630
Xinyi Solar Holdings Ltd.*(a)	164,000	61,321
Zhuzhou CRRC Times Electric Co., Ltd. Class H	11,200	58,051

Total China		6,404,392
Denmark – 3.6%
Coloplast A/S Class B	6,170	478,630
Novo Nordisk A/S Class B	36,477	1,516,125
Novozymes A/S Class B	3,583	157,629
Pandora A/S	1,730	209,137
Royal Unibrew A/S	1,816	89,622
SimCorp A/S	427	24,811

Total Denmark		2,475,954
Finland – 4.1%
Elisa Oyj	7,686	283,570
Fortum Oyj	89,409	1,444,871
Kone Oyj Class B	17,031	864,529
Nokian Renkaat Oyj	6,497	236,928

Total Finland		2,829,898
France – 1.2%
Eurazeo S.A.	1,852	107,477
Hermes International	973	396,105
Iliad S.A.	287	60,249
Ingenico Group S.A.	728	63,626
Plastic Omnium S.A.	2,378	78,889
Zodiac Aerospace	4,942	120,379

Total France		826,725
Germany – 1.7%
CTS Eventim AG & Co. KGaA	1,366	48,648
Fielmann AG	3,089	251,851
Fuchs Petrolub SE	2,363	96,516
Henkel AG & Co. KGaA	4,751	553,138
KUKA AG	357	35,053
United Internet AG Registered Shares	2,978	131,809
Wirecard AG(a)	1,072	55,718

Total Germany		1,172,733
Hong Kong – 0.8%
Joy City Property Ltd.	212,000	30,887
PCCW Ltd.	575,000	352,890
Techtronic Industries Co., Ltd.	32,000	125,014

Total Hong Kong		508,791

See Notes to Financial Statements.

46	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2016

Investments	Shares	Value

India – 3.4%
Adani Ports & Special Economic Zone Ltd.	5,942	$22,914
Bajaj Auto Ltd.	2,303	97,807
Bharat Heavy Electricals Ltd.	33,397	67,566
Coal India Ltd.	84,906	411,012
Dr. Reddy’s Laboratories Ltd.	1,545	72,108
Havells India Ltd.	3,566	22,399
HCL Technologies Ltd.	6,875	82,597
Hero MotoCorp Ltd.	1,872	95,981
Hindustan Unilever Ltd.	17,834	232,461
Infosys Ltd. ADR	31,290	493,756
ITC Ltd.	71,461	259,043
Mahindra & Mahindra Ltd. GDR	3,000	63,600
Maruti Suzuki India Ltd.	503	41,380
Tata Consultancy Services Ltd.	5,935	216,684
Wockhardt Ltd.*	2,141	28,245
Zee Entertainment Enterprises Ltd.	17,035	139,890

Total India		2,347,443
Indonesia – 1.2%
Jasa Marga Persero Tbk PT	145,001	51,108
Kalbe Farma Tbk PT	841,600	110,593
Mitra Keluarga Karyasehat Tbk PT	162,100	34,653
Surya Citra Media Tbk PT	201,900	43,316
Unilever Indonesia Tbk PT	178,500	609,315

Total Indonesia		848,985
Ireland – 0.2%
Paddy Power Betfair PLC	1,401	158,547
Israel – 0.6%
Frutarom Industries Ltd.	580	30,499
Israel Chemicals Ltd.	89,602	348,655

Total Israel		379,154
Italy – 1.3%
Azimut Holding SpA	7,018	103,318
Luxottica Group SpA	12,560	600,167
Moncler SpA	2,781	47,473
Salvatore Ferragamo SpA	2,503	63,571
Tod’s SpA(a)	1,193	62,999

Total Italy		877,528
Japan – 7.6%
Asahi Intecc Co., Ltd.	300	13,642
Bandai Namco Holdings, Inc.	5,400	163,976
Calbee, Inc.	1,400	52,743
CyberAgent, Inc.	1,600	47,274
Daiichikosho Co., Ltd.	800	32,509
Daito Trust Construction Co., Ltd.	3,600	575,026
DeNA Co., Ltd.	1,000	36,093
Fast Retailing Co., Ltd.	900	286,980
Fuji Heavy Industries Ltd.	13,900	515,425
GungHo Online Entertainment, Inc.	16,200	39,514
Haseko Corp.	2,200	20,965
Hikari Tsushin, Inc.	900	83,188
Iida Group Holdings Co., Ltd.	6,100	121,922

Kakaku.com, Inc.	4,000	72,009
Kaken Pharmaceutical Co., Ltd.	800	48,822
M3, Inc.	1,100	37,367
MISUMI Group, Inc.	3,400	63,256
Mixi, Inc.	3,000	107,688
MonotaRO Co., Ltd.	500	13,331
Murata Manufacturing Co., Ltd.	3,600	463,220
Nexon Co., Ltd.	3,300	51,326
Nippon Paint Holdings Co., Ltd.(a)	4,500	148,867
Nissan Chemical Industries Ltd.	2,900	87,488
Nitori Holdings Co., Ltd.	800	95,196
Obic Co., Ltd.	1,700	89,814
Oracle Corp.	3,400	191,043
Park24 Co., Ltd.	5,000	161,951
Pigeon Corp.	2,000	60,041
Ryohin Keikaku Co., Ltd.	300	60,228
Sanrio Co., Ltd.(a)	1,800	32,795
Seiko Epson Corp.	18,900	360,587
Shimano, Inc.	800	117,869
Shionogi & Co., Ltd.	5,500	279,820
Start Today Co., Ltd.	3,000	51,252
Sumitomo Rubber Industries Ltd.	8,300	124,420
Sysmex Corp.	1,800	132,247
Temp Holdings Co., Ltd.	1,200	20,915
Tosoh Corp.	12,000	73,234
TOTO Ltd.	2,800	104,933
USS Co., Ltd.	6,400	107,314
Yokohama Rubber Co., Ltd. (The)	4,600	72,862

Total Japan		5,219,152
Malaysia – 0.3%
HAP Seng Consolidated Bhd	121,200	225,666
Mexico – 1.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	19,519	185,684
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	8,356	122,735
Grupo Carso S.A.B. de C.V. Series A1	31,954	127,925
Grupo Lala S.A.B. de C.V.	38,462	73,393
Industrias Bachoco S.A.B. de C.V. Series B	14,742	61,730
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	61,158	138,600

Total Mexico		710,067
Netherlands – 0.9%
ASML Holding N.V.	5,009	549,908
Euronext N.V.(b)	1,846	78,801

Total Netherlands		628,709
New Zealand – 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	28,952	210,749
Norway – 1.1%
Telenor ASA	44,252	759,099
Philippines – 0.6%
Emperador, Inc.	391,200	58,484
Jollibee Foods Corp.	2,590	13,192

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2016

Investments	Shares	Value

Semirara Mining & Power Corp.	61,710	$144,938
Universal Robina Corp.	60,350	221,514

Total Philippines		438,128
Russia – 5.4%
Gazprom PJSC ADR	709,823	2,988,355
Novatek OJSC GDR Reg S	6,418	705,980

Total Russia		3,694,335
Singapore – 0.3%
SIA Engineering Co., Ltd.	74,200	201,901
South Africa – 3.4%
Capitec Bank Holdings Ltd.	1,957	91,418
Discovery Ltd.	9,895	81,312
Foschini Group Ltd. (The)	5,100	51,737
Hyprop Investments Ltd.	17,780	156,230
Life Healthcare Group Holdings Ltd.	17,656	48,623
Mr. Price Group Ltd.	9,520	105,057
Naspers Ltd. Class N	1,223	211,246
Netcare Ltd.	54,085	132,270
Pick n Pay Stores Ltd.	13,679	68,220
Pioneer Foods Group Ltd.	4,211	53,244
PSG Group Ltd.	1,459	21,321
Rand Merchant Investment Holdings Ltd.	53,530	161,159
Resilient REIT Ltd.	17,058	142,207
RMB Holdings Ltd.	68,565	292,833
Shoprite Holdings Ltd.	13,007	181,031
SPAR Group Ltd. (The)	7,348	102,713
Tiger Brands Ltd.	4,722	130,569
Truworths International Ltd.	25,120	129,699
Woolworths Holdings Ltd.	30,843	173,356

Total South Africa		2,334,245
South Korea – 2.0%
Amorepacific Corp.	189	66,755
Coway Co., Ltd.	2,182	189,007
Cuckoo Electronics Co., Ltd.	92	11,904
Hanssem Co., Ltd.	92	14,702
Hotel Shilla Co., Ltd.	217	11,920
Hyundai Wia Corp.	299	23,511
Korea Aerospace Industries Ltd.	382	26,464
Korea Zinc Co., Ltd.	295	128,837
KT&G Corp.	5,289	600,286
LG Household & Health Care Ltd.	68	58,964
Medy-Tox, Inc.	37	15,135
S-1 Corp.	834	76,861
Samlip General Foods Co., Ltd.	33	5,933
SK Holdings Co., Ltd.	497	95,668
Youngone Corp.	421	14,163

Total South Korea		1,340,110
Spain – 3.2%
Industria de Diseno Textil S.A.	55,933	2,074,298
Tecnicas Reunidas S.A.	2,836	110,576

Total Spain		2,184,874

Sweden – 3.3%
Atlas Copco AB Class B	13,998	382,979
Axfood AB	8,264	146,039
Hennes & Mauritz AB Class B	49,727	1,404,619
Hexpol AB	6,620	59,420
Investment AB Latour Class B	1,975	80,914
Kinnevik AB Class B	8,319	212,456

Total Sweden		2,286,427
Switzerland – 5.0%
Actelion Ltd. Registered Shares*	1,529	265,296
Bucher Industries AG Registered Shares	380	95,294
EMS-Chemie Holding AG Registered Shares	870	468,027
Georg Fischer AG Registered Shares	150	131,525
Partners Group Holding AG	819	413,978
Roche Holding AG Bearer Shares	5,847	1,451,798
Schindler Holding AG Participation Certificate	1,925	361,806
Schindler Holding AG Registered Shares	64	12,121
Swatch Group AG (The) Registered Shares	3,004	167,336
Temenos Group AG Registered Shares*	1,035	65,341

Total Switzerland		3,432,522
Taiwan – 9.9%
Advantech Co., Ltd.	23,000	197,381
Catcher Technology Co., Ltd.	18,000	146,145
Eclat Textile Co., Ltd.	6,160	73,498
Feng TAY Enterprise Co., Ltd.	14,440	64,034
Hotai Motor Co., Ltd.	12,000	140,307
Largan Precision Co., Ltd.	4,000	482,366
Nanya Technology Corp.	163,028	204,139
President Chain Store Corp.	48,000	381,299
Siliconware Precision Industries Co., Ltd.	312,000	467,818
Taiwan Semiconductor Manufacturing Co., Ltd.	795,000	4,628,655

Total Taiwan		6,785,642
Thailand – 2.3%
Airports of Thailand PCL NVDR	26,900	309,757
Bangkok Dusit Medical Services PCL NVDR	295,200	185,725
Bumrungrad Hospital PCL NVDR	9,200	46,332
Central Pattana PCL NVDR	87,550	147,180
CP ALL PCL	186,456	330,939
Glow Energy PCL NVDR	80,100	184,357
Intouch Holdings PCL NVDR	230,353	358,992

Total Thailand		1,563,282
Turkey – 0.8%
Aselsan Elektronik Sanayi ve Ticaret AS	12,565	39,403
BIM Birlesik Magazalar AS	6,020	100,410
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	128,562	130,246
Ford Otomotiv Sanayi AS	12,471	131,580
TAV Havalimanlari Holding AS	16,603	68,444
Ulker Biskuvi Sanayi AS	6,948	49,504

Total Turkey		519,587
United Kingdom – 8.7%
Ashmore Group PLC(a)	54,653	250,965
Ashtead Group PLC	10,274	169,627

See Notes to Financial Statements.

48	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2016

Investments	Shares	Value

Berendsen PLC	6,765	$109,319
Bovis Homes Group PLC	6,303	71,641
Crest Nicholson Holdings PLC	9,460	55,458
Croda International PLC	5,575	252,309
Daily Mail & General Trust PLC Class A Non-Voting Shares	12,986	125,588
Domino’s Pizza Group PLC	11,777	57,139
Dunelm Group PLC	6,429	71,153
Hammerson PLC	37,962	289,465
Hays PLC	40,394	68,108
Hikma Pharmaceuticals PLC	2,154	56,465
Howden Joinery Group PLC	11,831	66,438
IG Group Holdings PLC	22,166	250,793
Imperial Brands PLC	50,122	2,587,085
ITV PLC	86,250	209,737
Jardine Lloyd Thompson Group PLC	7,996	105,114
JD Sports Fashion PLC	637	12,222
Restaurant Group PLC (The)	728	3,634
Rightmove PLC	1,427	78,262
Rotork PLC	31,657	86,851
Smiths Group PLC	20,995	399,269
Spirax-Sarco Engineering PLC	1,859	108,547
Taylor Wimpey PLC	191,874	384,086
Ted Baker PLC	441	14,115
Unite Group PLC (The)	7,971	65,698

Total United Kingdom		5,949,088
TOTAL COMMON STOCKS (Cost: $63,993,121)		68,137,313
EXCHANGE-TRADED FUNDS – 0.3%
United States – 0.3%
WisdomTree Emerging Markets High Dividend Fund(a)(c)	2,387	89,680
WisdomTree International Equity Fund(a)(c)	2,872	135,185
TOTAL EXCHANGE-TRADED FUNDS (Cost: $227,919)		224,865
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%
United States – 2.7%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(d)
(Cost: $1,848,964)(e)	1,848,964	1,848,964
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $66,070,004)		70,211,142
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.4)%		(1,666,540)

NET ASSETS – 100.0%		$68,544,602
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 3).

(d)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(e)

At September 30, 2016, the total market value of the Fund’s securities on loan was $2,171,529 and the total market value of the collateral held by the Fund was $2,353,128. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $504,164.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

Reg S - Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	49

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.7%
Australia – 13.3%
Abacus Property Group	73,087	$161,637
BWP Trust	81,116	199,258
Charter Hall Group	54,051	211,363
Charter Hall Retail REIT	62,519	202,375
Cromwell Property Group	362,795	260,971
Dexus Property Group	133,009	931,334
Goodman Group	168,272	937,447
GPT Group (The)	207,566	803,730
Growthpoint Properties Australia Ltd.	88,517	232,340
Investa Office Fund	77,394	270,662
LendLease Group	62,003	666,167
Mirvac Group	508,359	871,409
Scentre Group	708,096	2,546,792
Stockland	369,788	1,346,987
Vicinity Centres	416,586	1,010,572
Westfield Corp.	186,630	1,389,626

Total Australia		12,042,670
Austria – 0.2%
CA Immobilien Anlagen AG*	7,142	136,204
Belgium – 1.0%
Befimmo S.A.	3,738	225,875
Cofinimmo S.A.	3,542	440,641
Warehouses De Pauw CVA	2,184	216,820

Total Belgium		883,336
Brazil – 0.5%
BR Malls Participacoes S.A.*	60,470	228,937
Multiplan Empreendimentos Imobiliarios S.A.	10,063	195,756

Total Brazil		424,693
Canada – 6.7%
Allied Properties Real Estate Investment Trust	8,602	246,622
Artis Real Estate Investment Trust	28,054	264,904
Boardwalk Real Estate Investment Trust	4,456	175,460
Brookfield Asset Management, Inc. Class A	34,529	1,211,963
Canadian Apartment Properties REIT	12,883	300,154
Canadian Real Estate Investment Trust	8,344	298,778
Cominar Real Estate Investment Trust	37,967	440,842
Dream Office Real Estate Investment Trust	28,147	362,372
First Capital Realty, Inc.	26,440	442,192
Granite Real Estate Investment Trust	7,218	220,123
H&R Real Estate Investment Trust	45,511	776,726
RioCan Real Estate Investment Trust	43,842	908,031
Smart Real Estate Investment Trust	16,749	450,506

Total Canada		6,098,673
Chile – 0.2%
Parque Arauco S.A.	59,871	135,078
China – 15.5%
China Evergrande Group(a)	4,261,000	2,878,776
China Jinmao Holdings Group Ltd.	1,539,000	474,244
China Overseas Land & Investment Ltd.	580,049	1,966,914
China Resources Land Ltd.	442,000	1,230,952

China South City Holdings Ltd.	1,428,800	316,858
China Vanke Co., Ltd. Class H	123,800	320,835
CIFI Holdings Group Co., Ltd.	1,623,900	508,780
Country Garden Holdings Co., Ltd.	4,684,000	2,470,047
Guorui Properties Ltd.(a)	206,000	65,869
KWG Property Holding Ltd.	552,500	362,589
Logan Property Holdings Co., Ltd.	424,000	190,244
Longfor Properties Co., Ltd.	536,000	822,388
Shenzhen Investment Ltd.	924,000	439,606
Shimao Property Holdings Ltd.	616,000	833,940
Shui On Land Ltd.	687,000	186,898
Sino-Ocean Group Holding Ltd.	989,700	455,551
Sunac China Holdings Ltd.	438,900	315,765
Yuexiu Property Co., Ltd.	1,412,000	222,106

Total China		14,062,362
Finland – 0.5%
Citycon Oyj	106,011	269,960
Sponda Oyj	37,975	195,458

Total Finland		465,418
France – 8.4%
Fonciere Des Regions	9,308	867,789
Gecina S.A.	6,943	1,093,527
ICADE	11,175	871,934
Klepierre	24,946	1,143,800
Mercialys S.A.	14,943	359,537
Nexity S.A.*	8,030	424,043
Unibail-Rodamco SE	10,550	2,845,462

Total France		7,606,092
Germany – 2.8%
alstria office REIT-AG*	9,631	132,261
Deutsche Euroshop AG	4,235	196,797
Deutsche Wohnen AG Bearer Shares	16,071	584,350
LEG Immobilien AG*	4,130	395,392
TAG Immobilien AG	15,317	222,825
Vonovia SE	25,691	973,116

Total Germany		2,504,741
Hong Kong – 21.0%
Champion REIT	790,000	478,729
Fortune Real Estate Investment Trust	304,000	381,374
Hang Lung Group Ltd.	108,649	413,250
Hang Lung Properties Ltd.	506,283	1,138,426
Henderson Land Development Co., Ltd.	215,684	1,279,207
Hui Xian REIT*	641,634	316,325
Hysan Development Co., Ltd.	106,115	497,332
Link REIT	255,615	1,878,565
New World Development Co., Ltd.	1,231,497	1,600,512
Sino Land Co., Ltd.	651,735	1,152,896
Sun Hung Kai Properties Ltd.	241,810	3,650,868
Swire Pacific Ltd. Class A	105,778	1,139,480
Swire Properties Ltd.	458,741	1,342,636
Wharf Holdings Ltd. (The)	322,872	2,349,954
Wheelock & Co., Ltd.	174,231	1,027,736

See Notes to Financial Statements.

50	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2016

Investments	Shares	Value

Yuexiu Real Estate Investment Trust	582,000	$354,185

Total Hong Kong		19,001,475
Indonesia – 0.3%
Bumi Serpong Damai Tbk PT	493,124	83,126
Lippo Karawaci Tbk PT	1,669,700	126,657
Summarecon Agung Tbk PT	606,400	81,544

Total Indonesia		291,327
Ireland – 0.1%
Green REIT PLC	33,482	54,747
Israel – 0.8%
Azrieli Group Ltd.	6,331	277,564
Gazit-Globe Ltd.	24,161	247,077
Melisron Ltd.	4,094	181,454

Total Israel		706,095
Italy – 0.1%
Beni Stabili SpA SIIQ*	205,277	122,497
Japan – 4.4%
Aeon Mall Co., Ltd.	6,030	94,560
Daito Trust Construction Co., Ltd.	6,700	1,070,187
Daiwa House Industry Co., Ltd.	37,600	1,023,125
Hulic Co., Ltd.	18,600	188,268
Mitsubishi Estate Co., Ltd.	23,589	439,797
Mitsui Fudosan Co., Ltd.	23,308	491,525
Nomura Real Estate Holdings, Inc.	11,765	197,042
NTT Urban Development Corp.	12,400	119,145
Sumitomo Realty & Development Co., Ltd.	8,279	212,361
Tokyu Fudosan Holdings Corp.	21,168	113,924

Total Japan		3,949,934
Malaysia – 1.2%
IGB Real Estate Investment Trust	240,500	95,374
IOI Properties Group Bhd	257,400	154,982
KLCCP Stapled Group	157,600	294,202
SP Setia Bhd Group	159,955	134,988
Sunway Bhd	169,100	126,759
Sunway Real Estate Investment Trust	438,596	183,477
UEM Sunrise Bhd	318,200	90,793

Total Malaysia		1,080,575
Mexico – 1.3%
Concentradora Fibra Danhos S.A. de C.V.	69,917	127,273
Fibra Uno Administracion S.A. de C.V.	391,894	717,229
Macquarie Mexico Real Estate Management S.A. de C.V.*	133,452	163,630
PLA Administradora Industrial S de RL de C.V.*	96,873	160,675

Total Mexico		1,168,807
Netherlands – 0.5%
Eurocommercial Properties N.V. CVA	5,178	234,042
Wereldhave N.V.	4,764	241,375

Total Netherlands		475,417
New Zealand – 0.2%
Kiwi Property Group Ltd.	162,411	177,158

Norway – 0.2%
Entra ASA(b)	19,879	222,611
Philippines – 0.9%
Ayala Land, Inc.	418,100	338,394
Robinsons Land Corp.	148,800	95,119
SM Prime Holdings, Inc.	723,475	419,957

Total Philippines		853,470
Singapore – 7.8%
Ascendas Real Estate Investment Trust	390,584	721,898
Ascott Residence Trust	265,373	221,882
CapitaLand Commercial Trust	492,035	573,791
CapitaLand Ltd.	316,489	742,796
CapitaLand Mall Trust	508,486	809,281
City Developments Ltd.	48,403	321,988
Frasers Centrepoint Trust	144,800	233,643
Global Logistic Properties Ltd.	304,900	418,177
Keppel REIT	415,200	339,542
Mapletree Commercial Trust	355,992	417,754
Mapletree Greater China Commercial Trust	478,900	386,365
Mapletree Industrial Trust	333,618	436,766
Mapletree Logistics Trust	487,887	382,881
SPH REIT	245,600	180,131
Starhill Global REIT	359,584	216,259
Suntec Real Estate Investment Trust	401,428	504,932
UOL Group Ltd.	45,800	188,447

Total Singapore		7,096,533
South Africa – 2.3%
Fortress Income Fund Ltd.	110,067	262,136
Fortress Income Fund Ltd. Class A	167,007	197,354
Growthpoint Properties Ltd.	322,010	592,679
Hyprop Investments Ltd.	28,451	249,994
Redefine Properties Ltd.	617,980	513,663
Resilient REIT Ltd.	29,828	248,667

Total South Africa		2,064,493
Sweden – 1.5%
Atrium Ljungberg AB Class B	9,227	161,118
Castellum AB	17,374	260,588
Fabege AB	11,465	209,296
Hemfosa Fastigheter AB	10,654	115,650
Hufvudstaden AB Class A	16,020	277,864
Kungsleden AB	11,724	85,870
Wallenstam AB Class B	15,814	133,638
Wihlborgs Fastigheter AB	5,364	114,262

Total Sweden		1,358,286
Switzerland – 1.3%
PSP Swiss Property AG Registered Shares	4,670	445,611
Swiss Prime Site AG Registered Shares*	7,947	698,457

Total Switzerland		1,144,068
Taiwan – 0.4%
Highwealth Construction Corp.	211,110	326,644

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2016

Investments	Shares	Value

Thailand – 1.2%
Central Pattana PCL NVDR	170,874	$287,256
Land & Houses PCL NVDR	2,328,111	601,345
Pruksa Real Estate PCL NVDR	313,993	217,484

Total Thailand		1,106,085
Turkey – 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	337,992	342,419
United Kingdom – 4.7%
Big Yellow Group PLC	13,317	134,930
British Land Co. PLC (The)	89,837	738,116
Capital & Counties Properties PLC(a)	11,275	42,181
Countrywide PLC	18,879	53,070
Derwent London PLC	3,264	110,281
Foxtons Group PLC	28,766	37,460
Great Portland Estates PLC	12,878	105,892
Hammerson PLC	73,977	564,084
Hansteen Holdings PLC	89,100	134,607
Intu Properties PLC(a)	141,133	543,395
Land Securities Group PLC	52,708	724,388
Londonmetric Property PLC	77,896	161,899
Savills PLC	10,191	94,785
Segro PLC	71,424	421,035
Shaftesbury PLC	14,045	176,971
Unite Group PLC (The)	16,503	136,020
Workspace Group PLC	6,413	58,147

Total United Kingdom		4,237,261
TOTAL COMMON STOCKS (Cost: $86,882,978)		90,139,169
EXCHANGE-TRADED NOTE – 0.0%
United States – 0.0%
iPath MSCI India Index ETN*(a)
(Cost: $19,750)	310	21,463
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $915,868)(d)	915,868	915,868
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $87,818,596)		91,076,500
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.7)%		(612,665)

NET ASSETS – 100.0%		$90,463,835
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $1,963,673 and the total market value of the collateral held by the Fund was $2,130,363. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,214,495.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

NVDR – Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	AUD	2,557	USD	1,959	$3
10/4/2016	CHF	2,697	USD	2,782	—
10/4/2016	TRY	5,379	USD	1,792	(1)
10/4/2016	ZAR	77,867	USD	5,663	—
					$2

CURRENCY LEGEND

AUD – Australian dollar

CHF – Swiss franc

TRY – Turkish New lira

USD – U.S. dollar

ZAR – South African rand

See Notes to Financial Statements.

52	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 4.2%
AGL Energy Ltd.	3,163	$46,110
Alumina Ltd.	33,919	37,897
Amcor Ltd.	6,078	70,466
AMP Ltd.	7,602	30,716
ASX Ltd.	1,240	45,700
Aurizon Holdings Ltd.	10,505	37,783
Australia & New Zealand Banking Group Ltd.	15,026	317,708
Bank of Queensland Ltd.	3,563	31,001
Bendigo & Adelaide Bank Ltd.	5,745	47,349
BHP Billiton Ltd.	14,899	255,165
Challenger Ltd.	6,595	51,326
CIMIC Group Ltd.	1,686	37,081
Commonwealth Bank of Australia	8,390	464,841
Crown Resorts Ltd.	2,843	28,522
Insurance Australia Group Ltd.	11,837	49,549
Macquarie Group Ltd.	1,945	121,960
National Australia Bank Ltd.	13,244	282,462
Rio Tinto Ltd.	1,862	73,539
Sonic Healthcare Ltd.	2,410	40,592
Suncorp Group Ltd.	6,704	62,127
Tabcorp Holdings Ltd.	7,136	27,195
Tatts Group Ltd.	16,630	46,450
Telstra Corp., Ltd.	64,398	255,273
Wesfarmers Ltd.	4,420	149,164
Westpac Banking Corp.	16,762	378,528
Woodside Petroleum Ltd.	5,762	126,196
Woolworths Ltd.	4,204	74,862

Total Australia		3,189,562
Austria – 0.1%
Oesterreichische Post AG*	659	23,343
OMV AG	1,600	46,067
Vienna Insurance Group AG Wiener Versicherung Gruppe	236	4,793

Total Austria		74,203
Belgium – 0.3%
Ageas	1,145	41,774
Cofinimmo S.A.	272	33,838
Elia System Operator S.A./N.V.	879	44,936
Euronav N.V.	2,232	17,087
Proximus SADP	1,568	46,846
Solvay S.A.	344	39,799

Total Belgium		224,280
Brazil – 1.5%
Ambev S.A.	45,267	276,157
Banco Bradesco S.A.	13,594	118,624
Banco do Brasil S.A.	17,049	119,648
Banco Santander Brasil S.A.	24,246	164,185
BB Seguridade Participacoes S.A.	5,253	48,312
BM&FBovespa S.A.	13,905	71,946
CETIP S.A. – Mercados Organizados	4,444	58,654
Engie Brasil Energia S.A.	6,788	80,440

Itau Unibanco Holding S.A.	5,353	51,407
Natura Cosmeticos S.A.	3,415	32,827
Porto Seguro S.A.	1,485	13,630
Vale S.A.	14,259	78,167

Total Brazil		1,113,997
Canada – 3.5%
Agrium, Inc.(a)	594	53,716
AltaGas Ltd.	1,426	36,609
Bank of Montreal	2,770	181,196
Bank of Nova Scotia (The)	4,205	222,432
BCE, Inc.	3,882	178,969
Canadian Imperial Bank of Commerce	1,886	145,987
Canadian Natural Resources Ltd.	3,462	110,478
Cenovus Energy, Inc.	1,535	21,993
CI Financial Corp.	1,788	34,243
Crescent Point Energy Corp.	2,139	28,157
Emera, Inc.	940	33,838
Enbridge, Inc.	2,851	125,082
Encana Corp.	4,073	42,489
Finning International, Inc.	1,222	22,687
Goldcorp, Inc.	3,666	60,391
Great-West Lifeco, Inc.	3,315	81,447
Keyera Corp.	1,090	35,182
National Bank of Canada	1,057	37,414
Pembina Pipeline Corp.	1,565	47,608
Peyto Exploration & Development Corp.(a)	1,090	30,537
Potash Corp. of Saskatchewan, Inc.	4,590	74,565
Power Corp. of Canada	1,804	38,146
Power Financial Corp.	2,430	56,208
RioCan Real Estate Investment Trust	2,378	49,252
Rogers Communications, Inc. Class B	1,771	75,004
Royal Bank of Canada	5,220	322,752
Shaw Communications, Inc. Class B	1,688	34,486
Teck Resources Ltd. Class B	4,157	74,805
TELUS Corp.	2,073	68,282
Toronto-Dominion Bank (The)	6,289	278,692
TransCanada Corp.(a)	2,293	108,714

Total Canada		2,711,361
Chile – 0.2%
AES Gener S.A.	17,745	5,841
Banco de Chile	694,827	77,485
Banco Santander Chile	1,379,789	71,281

Total Chile		154,607
China – 3.4%
Agricultural Bank of China Ltd. Class H	161,074	68,949
Bank of China Ltd. Class H	424,366	193,691
Bank of Communications Co., Ltd. Class H	156,125	118,967
Belle International Holdings Ltd.	73,000	50,072
China Construction Bank Corp. Class H	1,277,536	947,122
China Everbright Bank Co., Ltd. Class H	67,000	31,185
China Evergrande Group(a)	135,000	91,207
China Hongqiao Group Ltd.(a)	48,500	43,648
China Jinmao Holdings Group Ltd.	105,447	32,493

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2016

Investments	Shares	Value

China Merchants Bank Co., Ltd. Class H	25,027	$63,052
China Petroleum & Chemical Corp. Class H	110,000	80,132
China Power International Development Ltd.	31,224	11,997
China Resources Power Holdings Co., Ltd.	13,575	23,384
China Shenhua Energy Co., Ltd. Class H	9,500	18,569
China Vanke Co., Ltd. Class H	6,800	17,623
China Zhongwang Holdings Ltd.(a)	50,000	24,110
CNOOC Ltd.	187,415	232,458
Country Garden Holdings Co., Ltd.	181,000	95,448
Huaneng Power International, Inc. Class H	30,137	18,845
Industrial & Commercial Bank of China Ltd. Class H	447,000	279,521
Kunlun Energy Co., Ltd.	20,000	15,317
Lenovo Group Ltd.	38,000	25,183
PetroChina Co., Ltd. Class H	36,000	23,626
Shenzhen Investment Ltd.	48,000	22,837
Shimao Property Holdings Ltd.	27,000	36,553
Sino-Ocean Group Holding Ltd.	44,775	20,610
Yangzijiang Shipbuilding Holdings Ltd.	52,200	28,714

Total China		2,615,313
Czech Republic – 0.1%
CEZ AS	1,771	31,568
Komercni Banka AS	1,265	43,787
O2 Czech Republic AS	1,520	14,773

Total Czech Republic		90,128
Denmark – 0.0%
Tryg A/S	1,442	28,945
Finland – 0.6%
Elisa Oyj	1,850	68,254
Fortum Oyj	3,563	57,579
Kesko Oyj Class B	710	32,714
Kone Oyj Class B	968	49,138
Metso Oyj	812	23,698
Nokian Renkaat Oyj	684	24,944
Sampo Oyj Class A	2,776	123,539
Stora Enso Oyj Class R	4,132	36,707
UPM-Kymmene Oyj	2,866	60,551

Total Finland		477,124
France – 2.8%
AXA S.A.	10,253	218,233
Bouygues S.A.	1,516	50,250
CNP Assurances	2,414	40,571
Electricite de France S.A.	8,996	109,488
Engie S.A.	10,923	169,276
Eutelsat Communications S.A.	359	7,435
ICADE	476	37,140
Lagardere SCA	984	25,063
Metropole Television S.A.	1,386	25,015
Natixis S.A.	10,292	47,988
Orange S.A.	12,796	200,315
Rexel S.A.	2,013	30,868
Schneider Electric SE	1,902	132,651
SCOR SE	1,566	48,696
Suez	1,389	22,938

Technip S.A.	685	42,085
TOTAL S.A.	12,560	595,227
Unibail-Rodamco SE	451	121,640
Vivendi S.A.	9,696	195,590

Total France		2,120,469
Germany – 2.5%
Aareal Bank AG	799	26,390
Allianz SE Registered Shares	1,708	253,559
BASF SE	3,083	263,696
Bayerische Motoren Werke AG	2,161	181,679
Daimler AG Registered Shares	4,011	282,669
E.ON SE	7,683	54,516
Freenet AG	1,126	32,932
METRO AG	1,098	32,687
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	797	148,681
ProSiebenSat.1 Media SE	522	22,362
Siemens AG Registered Shares	3,383	396,149
Telefonica Deutschland Holding AG	8,178	32,911
Volkswagen AG	1,093	158,637

Total Germany		1,886,868
Hong Kong – 1.2%
Bank of East Asia Ltd. (The)(a)	9,600	38,928
BOC Hong Kong Holdings Ltd.	45,500	153,701
Cathay Pacific Airways Ltd.	16,000	22,280
CLP Holdings Ltd.	8,500	87,839
CP Pokphand Co., Ltd.	106,000	13,667
Hang Lung Properties Ltd.	13,472	30,293
Hang Seng Bank Ltd.	6,700	119,644
Hopewell Holdings Ltd.	8,500	31,015
Hysan Development Co., Ltd.	6,000	28,120
New World Development Co., Ltd.	53,423	69,431
PCCW Ltd.	14,000	8,592
Power Assets Holdings Ltd.	7,000	68,232
Sino Land Co., Ltd.	36,000	63,683
SJM Holdings Ltd.	59,000	43,360
Swire Pacific Ltd. Class A	6,500	70,020
Wharf Holdings Ltd. (The)	6,519	47,447

Total Hong Kong		896,252
Hungary – 0.1%
MOL Hungarian Oil & Gas PLC	754	46,526
Indonesia – 0.2%
Astra International Tbk PT	115,700	73,138
Indofood Sukses Makmur Tbk PT	34,200	22,798
Perusahaan Gas Negara Persero Tbk	115,000	25,290
Semen Indonesia Persero Tbk PT	19,800	15,323
United Tractors Tbk PT	16,100	21,835

Total Indonesia		158,384
Israel – 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	23,275	43,850
Israel Chemicals Ltd.	5,375	20,915

Total Israel		64,765

See Notes to Financial Statements.

54	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2016

Investments	Shares	Value

Italy – 0.9%
Assicurazioni Generali SpA	3,590	$43,814
Banca Mediolanum SpA	3,390	22,477
Enel SpA	34,751	154,963
Eni SpA	17,623	253,897
Hera SpA	12,406	33,433
Snam SpA	18,967	105,211
Terna Rete Elettrica Nazionale SpA	9,660	49,807
UnipolSai SpA	15,299	24,895

Total Italy		688,497
Japan – 2.4%
Aozora Bank Ltd.	8,331	28,547
Canon, Inc.	2,300	66,401
Daiwa Securities Group, Inc.	12,601	70,232
FANUC Corp.	1,200	201,570
Hino Motors Ltd.	1,700	17,980
ITOCHU Corp.	8,342	103,961
JFE Holdings, Inc.	2,600	37,511
JX Holdings, Inc.(a)	15,100	60,704
Marubeni Corp.	5,469	27,841
Mitsui & Co., Ltd.	5,458	74,945
Nomura Holdings, Inc.	13,900	61,233
NTT DOCOMO, Inc.	12,500	316,249
Resona Holdings, Inc.	11,700	48,792
Seiko Epson Corp.	1,700	32,434
Sumitomo Corp.	5,286	58,620
Tokyo Electron Ltd.	700	61,363
Toyota Motor Corp.	10,200	582,095

Total Japan		1,850,478
Malaysia – 0.4%
AMMB Holdings Bhd	39,300	38,868
Axiata Group Bhd	6,201	7,827
British American Tobacco Malaysia Bhd	1,700	20,200
DiGi.Com Bhd	60,900	73,336
HAP Seng Consolidated Bhd	27,300	50,831
Malayan Banking Bhd	30,900	56,039
Maxis Bhd	27,200	40,515
YTL Power International Bhd	30,651	11,859

Total Malaysia		299,475
Mexico – 0.2%
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	17,109	30,092
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	5,001	11,334
Wal-Mart de Mexico S.A.B. de C.V.	58,800	129,367

Total Mexico		170,793
Netherlands – 0.2%
Aegon N.V.	5,255	20,144
Koninklijke Philips N.V.	2,288	67,830
NN Group N.V.	1,312	40,325

Total Netherlands		128,299
New Zealand – 0.2%
Fletcher Building Ltd.	3,156	24,626

Mercury NZ Ltd.	10,841	24,005
Meridian Energy Ltd.	13,014	24,606
Spark New Zealand Ltd.	20,350	53,423

Total New Zealand		126,660
Norway – 0.6%
Gjensidige Forsikring ASA	1,893	35,338
Marine Harvest ASA*	3,784	67,752
Norsk Hydro ASA	8,001	34,488
Orkla ASA	5,796	59,901
Statoil ASA	11,654	195,247
Yara International ASA	1,052	34,960

Total Norway		427,686
Philippines – 0.1%
Aboitiz Power Corp.	31,500	29,652
DMCI Holdings, Inc.	53,500	13,305
Energy Development Corp.	116,900	14,246
PLDT, Inc.	770	27,183

Total Philippines		84,386
Poland – 0.1%
Bank Handlowy w Warszawie S.A.	1,560	30,981
Bank Pekao S.A.	895	28,926
PGE Polska Grupa Energetyczna S.A.	4,636	12,295
Powszechny Zaklad Ubezpieczen S.A.	4,502	28,678

Total Poland		100,880
Portugal – 0.1%
EDP – Energias de Portugal S.A.	15,694	52,717
Galp Energia, SGPS, S.A.	2,663	36,406
Navigator Co. S.A. (The)	4,746	13,654

Total Portugal		102,777
Russia – 1.0%
Gazprom Neft PJSC ADR	3,493	48,727
Gazprom PJSC ADR	24,874	104,720
Lukoil PJSC ADR	4,073	198,314
MMC Norilsk Nickel PJSC ADR	12,733	203,473
Mobile TeleSystems PJSC ADR	10,031	76,537
Novolipetsk Steel PJSC GDR	4,362	56,706
Rostelecom PJSC ADR	3,667	27,466
Severstal PJSC GDR Reg S	5,690	68,678

Total Russia		784,621
Singapore – 0.9%
DBS Group Holdings Ltd.	7,600	85,785
Frasers Centrepoint Ltd.(a)	27,100	29,615
Hutchison Port Holdings Trust	68,300	30,394
Jardine Cycle & Carriage Ltd.	1,700	53,402
Keppel Corp., Ltd.	4,100	16,208
Olam International Ltd.(a)	13,600	20,548
Oversea-Chinese Banking Corp., Ltd.	18,603	118,021
SATS Ltd.	6,820	24,910
Singapore Telecommunications Ltd.	74,300	216,342
StarHub Ltd.	9,900	24,905
United Overseas Bank Ltd.	3,913	54,041

Total Singapore		674,171

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2016

Investments	Shares	Value

South Africa – 0.7%
Barclays Africa Group Ltd.	2,947	$32,361
FirstRand Ltd.	18,649	64,418
Foschini Group Ltd. (The)	2,324	23,576
Hyprop Investments Ltd.	3,753	32,977
Imperial Holdings Ltd.	1,728	20,999
MMI Holdings Ltd.	12,081	19,679
MTN Group Ltd.	9,305	79,481
Nedbank Group Ltd.	2,637	42,639
RMB Holdings Ltd.	6,275	26,800
Sanlam Ltd.	10,152	47,101
Sasol Ltd.	2,173	59,416
Standard Bank Group Ltd.	1,526	15,610
Telkom S.A. SOC Ltd.	3,342	14,701
Truworths International Ltd.	3,543	18,293
Vodacom Group Ltd.	6,629	74,306

Total South Africa		572,357
South Korea – 0.1%
POSCO	306	63,070
SK Telecom Co., Ltd.	260	53,353

Total South Korea		116,423
Spain – 2.2%
Abertis Infraestructuras S.A.	5,568	86,726
Acerinox S.A.	2,935	38,838
ACS Actividades de Construccion y Servicios S.A.	1,522	46,010
Banco Bilbao Vizcaya Argentaria S.A.	14,055	85,009
Banco Santander S.A.	101,860	451,814
CaixaBank S.A.	16,743	42,317
Enagas S.A.	1,534	46,158
Endesa S.A.	4,696	100,692
Gas Natural SDG S.A.	4,584	94,247
Iberdrola S.A.	29,967	203,813
Mapfre S.A.	11,802	33,025
Red Electrica Corp. S.A.	2,944	63,539
Repsol S.A.	6,628	89,941
Tecnicas Reunidas S.A.	362	14,114
Telefonica S.A.	27,420	277,794

Total Spain		1,674,037
Sweden – 1.2%
Castellum AB	1,579	23,683
Nordea Bank AB	23,199	230,571
Skandinaviska Enskilda Banken AB Class A	10,874	109,408
Skanska AB Class B	3,025	70,722
SKF AB Class B	1,505	26,016
Svenska Handelsbanken AB Class A	6,600	90,826
Swedbank AB Class A	6,144	144,575
Telefonaktiebolaget LM Ericsson Class B	11,002	79,554
Telia Co. AB	20,746	93,034
Volvo AB Class B	5,374	61,409

Total Sweden		929,798
Switzerland – 1.6%
ABB Ltd. Registered Shares*	7,213	162,281

Baloise Holding AG Registered Shares	632	76,604
Helvetia Holding AG Registered Shares	72	36,375
Kuehne + Nagel International AG Registered Shares	629	91,489
Logitech International S.A. Registered Shares	1,982	44,571
SGS S.A. Registered Shares	17	38,142
STMicroelectronics N.V.	4,336	35,328
Sulzer AG Registered Shares	329	34,482
Swiss Re AG	3,130	283,004
Swisscom AG Registered Shares	270	128,594
Syngenta AG Registered Shares	306	134,155
Zurich Insurance Group AG*	732	188,777

Total Switzerland		1,253,802
Taiwan – 1.7%
Advanced Semiconductor Engineering, Inc.	33,108	39,714
Asia Cement Corp.	15,514	13,561
Asustek Computer, Inc.	5,486	48,917
AU Optronics Corp.	86,000	31,552
Cathay Financial Holding Co., Ltd.	47,000	60,127
Cheng Shin Rubber Industry Co., Ltd.	8,197	17,233
China Development Financial Holding Corp.	125,000	31,903
China Steel Corp.	71,000	50,058
Chunghwa Telecom Co., Ltd.	26,000	91,656
Compal Electronics, Inc.	19,000	11,729
CTBC Financial Holding Co., Ltd.	81,000	47,031
Delta Electronics, Inc.	10,525	56,074
Far Eastern New Century Corp.	15,994	11,965
First Financial Holding Co., Ltd.	65,835	34,970
Fubon Financial Holding Co., Ltd.	63,195	93,345
Hon Hai Precision Industry Co., Ltd.	60,500	152,478
Innolux Corp.	99,000	33,479
MediaTek, Inc.	11,389	87,019
Mega Financial Holding Co., Ltd.	74,941	52,717
Nan Ya Plastics Corp.	19,000	37,581
Nanya Technology Corp.	17,686	22,146
Pegatron Corp.	16,680	42,890
Quanta Computer, Inc.	19,210	40,080
Siliconware Precision Industries Co., Ltd.	18,000	26,990
SinoPac Financial Holdings Co., Ltd.	75,600	22,309
Taiwan Mobile Co., Ltd.	16,800	60,296
United Microelectronics Corp.	74,000	27,267
Yuanta Financial Holding Co., Ltd.	89,000	31,800

Total Taiwan		1,276,887
Thailand – 0.5%
Advanced Info Service PCL	12,641	58,371
Charoen Pokphand Foods PCL NVDR	33,000	30,238
Glow Energy PCL NVDR	6,300	14,500
Intouch Holdings PCL NVDR	13,071	20,370
Krung Thai Bank PCL NVDR	28,600	14,527
Land & Houses PCL NVDR	119,400	30,841
PTT Exploration & Production PCL NVDR	17,900	41,844
PTT Global Chemical PCL NVDR	11,936	20,238
PTT PCL NVDR	7,800	76,312
Siam Commercial Bank PCL (The) NVDR	19,100	81,581

See Notes to Financial Statements.

56	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2016

Investments	Shares	Value

Total Access Communication PCL NVDR	20,000	$18,182

Total Thailand		407,004
Turkey – 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	32,200	32,621
Eregli Demir ve Celik Fabrikalari TAS	4,849	6,674
Turk Telekomunikasyon AS	31,476	59,476

Total Turkey		98,771
United Kingdom – 9.0%
Admiral Group PLC	780	20,761
AstraZeneca PLC	5,466	355,301
Aviva PLC	13,073	74,805
BAE Systems PLC	18,348	124,890
Berkeley Group Holdings PLC	1,206	40,418
BHP Billiton PLC	10,092	152,398
BP PLC	135,533	792,258
British American Tobacco PLC	7,765	497,276
Centrica PLC	17,189	50,954
Cobham PLC	5,713	12,445
Diageo PLC	8,326	239,076
Direct Line Insurance Group PLC	3,969	18,808
GlaxoSmithKline PLC	32,220	687,658
HSBC Holdings PLC	120,587	906,490
ICAP PLC	5,988	36,255
IG Group Holdings PLC	3,159	35,742
Imperial Brands PLC	4,315	222,722
Inmarsat PLC	3,597	32,941
Intu Properties PLC	4,711	18,138
J Sainsbury PLC	13,380	42,722
Legal & General Group PLC	30,844	87,625
Man Group PLC	14,452	21,139
Marks & Spencer Group PLC	7,547	32,460
National Grid PLC	19,634	278,510
Next PLC	615	38,155
Old Mutual PLC	20,835	54,779
Pearson PLC	3,241	31,702
Pennon Group PLC	2,159	25,016
Rio Tinto PLC	9,234	308,810
Royal Dutch Shell PLC Class A	24,128	599,891
Royal Mail PLC	5,983	38,043
Segro PLC	8,760	51,639
Severn Trent PLC	1,472	47,899
SSE PLC	5,877	119,705
Standard Life PLC	10,222	45,664
TalkTalk Telecom Group PLC(a)	4,039	10,598
Tate & Lyle PLC	1,800	17,513
Taylor Wimpey PLC	21,161	42,359
Unilever PLC	4,525	214,811
United Utilities Group PLC	4,599	59,920
Vodafone Group PLC	130,609	376,223
Weir Group PLC (The)	1,134	25,042
WM Morrison Supermarkets PLC	14,057	39,789

Total United Kingdom		6,929,350

United States – 54.6%
AbbVie, Inc.	10,282	648,486
AES Corp.	5,283	67,887
Alliant Energy Corp.	1,386	53,098
Altria Group, Inc.	13,387	846,460
Ameren Corp.	1,968	96,786
American Campus Communities, Inc.	711	36,169
American Eagle Outfitters, Inc.	1,659	29,630
American Electric Power Co., Inc.	3,413	219,149
AT&T, Inc.	55,551	2,255,926
Baxter International, Inc.	4,992	237,619
Brandywine Realty Trust	2,651	41,409
CA, Inc.	2,465	81,542
Camden Property Trust	712	59,623
Caterpillar, Inc.	4,418	392,186
CBL & Associates Properties, Inc.	3,440	41,762
CenterPoint Energy, Inc.	4,183	97,171
CenturyLink, Inc.	9,072	248,845
Chevron Corp.	16,654	1,714,030
Cincinnati Financial Corp.	884	66,671
Cisco Systems, Inc.	27,783	881,277
CME Group, Inc.	2,811	293,806
CMS Energy Corp.	1,379	57,932
Coach, Inc.	2,374	86,793
Coca-Cola Co. (The)	24,888	1,053,260
Columbia Property Trust, Inc.	1,205	26,980
Compass Minerals International, Inc.	377	27,785
ConocoPhillips	11,924	518,336
Consolidated Edison, Inc.	2,148	161,744
Corrections Corp. of America	1,799	24,952
Crown Castle International Corp.	2,633	248,055
Cullen/Frost Bankers, Inc.	574	41,294
Cummins, Inc.	982	125,843
CVR Energy, Inc.(a)	905	12,462
Darden Restaurants, Inc.	855	52,429
DCT Industrial Trust, Inc.	570	27,674
DDR Corp.	2,714	47,305
Deere & Co.	1,786	152,435
DiamondRock Hospitality Co.	2,478	22,550
Digital Realty Trust, Inc.	1,062	103,141
Dominion Resources, Inc.	3,716	275,987
Dow Chemical Co. (The)	7,418	384,475
DTE Energy Co.	1,069	100,133
Duke Energy Corp.	5,610	449,024
Duke Realty Corp.	1,557	42,553
E.I. du Pont de Nemours & Co.	5,097	341,346
Emerson Electric Co.	4,837	263,665
Entergy Corp.	1,861	142,795
EPR Properties	959	75,512
Eversource Energy	1,672	90,589
Exelon Corp.	6,607	219,947
Exxon Mobil Corp.	27,640	2,412,419
FirstEnergy Corp.	3,646	120,610
Ford Motor Co.	27,223	328,582

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2016

Investments	Shares	Value

Frontier Communications Corp.	15,739	$65,474
GameStop Corp. Class A	820	22,624
Gaming and Leisure Properties, Inc.	1,517	50,744
Gap, Inc. (The)	2,559	56,912
General Electric Co.	60,213	1,783,509
General Mills, Inc.	3,124	199,561
General Motors Co.	12,042	382,574
Geo Group, Inc. (The)	1,558	37,049
Great Plains Energy, Inc.	1,782	48,631
Hancock Holding Co.	1,058	34,311
Hawaiian Electric Industries, Inc.	1,188	35,462
HCP, Inc.	4,596	174,418
Helmerich & Payne, Inc.	1,075	72,348
Highwoods Properties, Inc.	904	47,116
HollyFrontier Corp.	1,867	45,742
Hospitality Properties Trust	1,890	56,171
Host Hotels & Resorts, Inc.	6,406	99,741
Huntsman Corp.	3,325	54,098
Intel Corp.	25,931	978,895
International Business Machines Corp.	5,659	898,932
International Paper Co.	2,675	128,346
Iron Mountain, Inc.	2,414	90,597
Johnson & Johnson	15,619	1,845,072
Kimberly-Clark Corp.	1,915	241,558
Kimco Realty Corp.	3,031	87,747
Kinder Morgan, Inc.	19,223	444,628
KLA-Tencor Corp.	854	59,532
Kohl’s Corp.	1,495	65,406
Lamar Advertising Co. Class A	918	59,955
Las Vegas Sands Corp.	7,907	454,969
LaSalle Hotel Properties	1,021	24,371
Leidos Holdings, Inc.	400	17,312
Liberty Property Trust	1,698	68,514
Macerich Co. (The)	916	74,077
Marathon Oil Corp.	5,407	85,485
Mattel, Inc.	4,458	134,988
Maxim Integrated Products, Inc.	1,531	61,133
McDonald’s Corp.	5,821	671,511
MDU Resources Group, Inc.	1,495	38,033
Medical Properties Trust, Inc.	3,878	57,278
Merck & Co., Inc.	18,521	1,155,896
MetLife, Inc.	6,303	280,042
Microchip Technology, Inc.	997	61,954
Mid-America Apartment Communities, Inc.	449	42,202
Mosaic Co. (The)	2,057	50,314
Murphy Oil Corp.	2,871	87,278
National Oilwell Varco, Inc.	3,986	146,446
National Retail Properties, Inc.	1,053	53,545
Navient Corp.	6,066	87,775
New York Community Bancorp, Inc.	4,861	69,172
NiSource, Inc.	3,776	91,039
Norfolk Southern Corp.	1,550	150,443
NRG Energy, Inc.	2,272	25,469
Nu Skin Enterprises, Inc. Class A	523	33,880

Nucor Corp.	2,095	103,598
Occidental Petroleum Corp.	5,965	434,968
OGE Energy Corp.	1,271	40,189
Old Republic International Corp.	2,849	50,199
Omega Healthcare Investors, Inc.	1,485	52,643
Omnicom Group, Inc.	1,341	113,985
ONEOK, Inc.	2,568	131,970
Outfront Media, Inc.	1,745	41,269
PACCAR, Inc.	2,101	123,497
Packaging Corp. of America	495	40,224
PacWest Bancorp	1,028	44,111
Paychex, Inc.	2,190	126,735
PBF Energy, Inc. Class A	1,192	26,987
People’s United Financial, Inc.	3,883	61,429
Pfizer, Inc.	37,285	1,262,843
PG&E Corp.	3,015	184,428
Philip Morris International, Inc.	13,562	1,318,498
Piedmont Natural Gas Co., Inc.	794	47,672
Piedmont Office Realty Trust, Inc. Class A	2,060	44,846
Pinnacle West Capital Corp.	938	71,279
Pitney Bowes, Inc.	1,744	31,671
PPL Corp.	5,457	188,648
Principal Financial Group, Inc.	1,235	63,615
Procter & Gamble Co. (The)	17,386	1,560,393
Prologis, Inc.	3,500	187,390
Prudential Financial, Inc.	2,511	205,023
Public Service Enterprise Group, Inc.	3,479	145,666
QUALCOMM, Inc.	9,476	649,106
R.R. Donnelley & Sons Co.	3,226	50,713
Rayonier, Inc.	1,294	34,343
Realty Income Corp.	1,697	113,580
RLJ Lodging Trust	2,106	44,289
SCANA Corp.	1,185	85,758
Senior Housing Properties Trust	4,026	91,430
Simon Property Group, Inc.	1,584	327,904
Six Flags Entertainment Corp.	523	28,038
Southern Co. (The)	7,665	393,214
Spectra Energy Corp.	6,646	284,116
Spirit Realty Capital, Inc.	5,473	72,955
Staples, Inc.	5,396	46,136
Steel Dynamics, Inc.	1,757	43,907
Sunstone Hotel Investors, Inc.	1,247	15,949
Symantec Corp.	3,087	77,484
Sysco Corp.	3,341	163,742
Targa Resources Corp.	1,023	50,240
Taubman Centers, Inc.	306	22,769
TEGNA, Inc.	1,534	33,533
Time, Inc.	1,635	23,675
Timken Co. (The)	988	34,718
Tupperware Brands Corp.	595	38,895
UDR, Inc.	1,088	39,157
Umpqua Holdings Corp.	2,600	39,130
Vector Group Ltd.	1,597	34,384
Ventas, Inc.	2,943	207,864

See Notes to Financial Statements.

58	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2016

Investments	Shares	Value

Verizon Communications, Inc.	37,274	$1,937,503
Viacom, Inc. Class B	1,993	75,933
W.P. Carey, Inc.	1,300	83,889
Waddell & Reed Financial, Inc. Class A	1,397	25,370
Washington Prime Group, Inc.	4,271	52,875
Waste Management, Inc.	2,530	161,313
Weingarten Realty Investors	645	25,142
Welltower, Inc.	2,917	218,104
Westar Energy, Inc.	1,059	60,098
Western Union Co. (The)	2,367	49,281
Weyerhaeuser Co.	5,563	177,682
WGL Holdings, Inc.	414	25,958
Williams Cos., Inc. (The)	7,648	235,023
Wynn Resorts Ltd.	1,288	125,477
Xcel Energy, Inc.	3,476	143,003

Total United States		41,785,874
TOTAL COMMON STOCKS (Cost: $74,320,668)		76,335,810
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $284,524)(c)	284,524	284,524
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $74,605,192)		76,620,334
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.0)%		(29,443)

NET ASSETS – 100.0%		$76,590,891
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $362,327 and the total market value of the collateral held by the Fund was $387,880. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $103,356. Total securities on loan may not correspond with the amounts identified in the Schedule of Investments because pending sales of securities on loan may be in process of recall from the borrower.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/4/2016	CAD	5,172	USD	3,944	$9
10/4/2016	HKD	84,155	USD	10,852	1
					$10

CURRENCY LEGEND

CAD – Canadian dollar

HKD – Hong Kong dollar

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	59

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.8%
India – 99.8%
Aerospace & Defense – 0.1%
Bharat Electronics Ltd.	94,369	$1,764,281
Air Freight & Logistics – 0.1%
Allcargo Logistics Ltd.	209,435	568,098
Transport Corp. of India Ltd.	94,424	263,857

Total Air Freight & Logistics		831,955
Airlines – 0.4%
InterGlobe Aviation Ltd.(a)	117,425	1,614,991
Jet Airways India Ltd.*	346,662	2,479,690
SpiceJet Ltd.*	1,047,964	920,785

Total Airlines		5,015,466
Auto Components – 1.5%
Apollo Tyres Ltd.	1,404,961	4,641,351
Bharat Forge Ltd.	255,000	3,488,345
Bosch Ltd.	6,510	2,229,108
Ceat Ltd.	121,349	2,417,502
Exide Industries Ltd.	548,750	1,508,280
JK Tyre & Industries Ltd.	497,914	1,110,173
Kesoram Industries Ltd.*	137,449	362,306
Mahindra CIE Automotive Ltd.*	129,650	373,683
Motherson Sumi Systems Ltd.	454,571	2,171,126
Tube Investments of India Ltd.	233,251	2,068,885

Total Auto Components		20,370,759
Automobiles – 6.5%
Bajaj Auto Ltd.	205,914	8,745,005
Hero MotoCorp Ltd.	243,910	12,505,791
Mahindra & Mahindra Ltd.	731,986	15,454,382
Maruti Suzuki India Ltd.	203,805	16,766,313
Tata Motors Ltd.	4,361,559	35,037,246
TVS Motor Co., Ltd.	184,982	1,016,456

Total Automobiles		89,525,193
Banks – 11.3%
Axis Bank Ltd.	5,349,669	43,497,196
City Union Bank Ltd.	644,468	1,278,676
DCB Bank Ltd.*	519,374	976,264
Federal Bank Ltd.	3,105,018	3,357,785
ICICI Bank Ltd.	9,926,113	37,591,910
IDFC Bank Ltd.	1,518,368	1,820,993
Indian Bank	618,195	1,960,063
IndusInd Bank Ltd.	573,438	10,300,438
Jammu & Kashmir Bank Ltd. (The)	1,536,327	1,791,766
Karnataka Bank Ltd. (The)	1,130,698	2,495,585
Karur Vysya Bank Ltd. (The)	126,705	893,386
Kotak Mahindra Bank Ltd.	901,071	10,515,653
Lakshmi Vilas Bank Ltd. (The)	269,579	626,372
South Indian Bank Ltd. (The)	7,337,667	2,408,051
State Bank of India	5,581,422	21,062,365
Union Bank of India	525,917	1,084,931
Yes Bank Ltd.	761,768	14,355,517

Total Banks		156,016,951

Beverages – 0.2%
United Spirits Ltd.*	95,107	3,523,230
Biotechnology – 0.1%
Biocon Ltd.	123,466	1,731,083
Building Products – 0.4%
Kajaria Ceramics Ltd.	50,888	1,061,746
Sintex Industries Ltd.	3,433,578	4,037,987

Total Building Products		5,099,733
Capital Markets – 0.3%
Credit Analysis & Research Ltd.	53,036	1,084,378
CRISIL Ltd.	9,855	330,035
Edelweiss Financial Services Ltd.	978,492	1,671,725
JM Financial Ltd.	816,164	792,505

Total Capital Markets		3,878,643
Chemicals – 1.9%
Asian Paints Ltd.	346,683	6,043,781
Atul Ltd.	25,212	865,020
Berger Paints India Ltd.	241,045	945,101
Castrol India Ltd.	168,015	1,198,539
Chambal Fertilizers and Chemicals Ltd.	837,570	732,779
Coromandel International Ltd.	125,384	463,269
DCM Shriram Ltd.	168,084	537,222
GHCL Ltd.	88,844	336,468
Godrej Industries Ltd.	173,287	1,119,026
Gujarat Fluorochemicals Ltd.	58,872	462,585
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	200,971	536,385
Kansai Nerolac Paints Ltd.	258,357	1,397,526
Monsanto India Ltd.	11,908	427,565
PI Industries Ltd.	72,312	902,977
Pidilite Industries Ltd.	122,583	1,254,920
Rashtriya Chemicals & Fertilizers Ltd.	553,666	373,795
Supreme Industries Ltd.	31,067	423,357
UPL Ltd.	823,778	8,337,381

Total Chemicals		26,357,696
Communications Equipment – 0.0%
Sterlite Technologies Ltd.	188,879	226,099
Construction & Engineering – 1.3%
Ashoka Buildcon Ltd.	108,200	277,001
Engineers India Ltd.	84,028	313,559
IRB Infrastructure Developers Ltd.	784,690	2,889,257
Kalpataru Power Transmission Ltd.	64,760	253,379
Larsen & Toubro Ltd.	487,031	10,483,456
NCC Ltd.	570,564	703,564
Praj Industries Ltd.	171,965	209,984
Voltas Ltd.	412,763	2,350,232

Total Construction & Engineering		17,480,432
Construction Materials – 1.0%
ACC Ltd.	90,757	2,180,799
Ambuja Cements Ltd.	1,087,654	4,112,600
Ramco Cements Ltd. (The)	159,643	1,427,627

See Notes to Financial Statements.

60	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2016

Investments	Shares	Value

UltraTech Cement Ltd.	109,438	$6,330,819

Total Construction Materials		14,051,845
Consumer Finance – 1.8%
Bajaj Finance Ltd.	270,741	4,293,713
Bharat Financial Inclusion Ltd.*	121,192	1,603,000
Cholamandalam Investment and Finance Co., Ltd.	57,411	997,967
Mahindra & Mahindra Financial Services Ltd.	834,768	4,567,528
Manappuram Finance Ltd.	1,660,538	2,282,055
Shriram City Union Finance Ltd.	69,346	2,212,812
Shriram Transport Finance Co., Ltd.	421,055	7,352,652
Sundaram Finance Ltd.	43,844	875,563

Total Consumer Finance		24,185,290
Containers & Packaging – 0.1%
HSIL Ltd.	74,063	378,213
Nilkamal Ltd.	9,323	178,829
Uflex Ltd.	140,685	596,506

Total Containers & Packaging		1,153,548
Diversified Financial Services – 2.4%
IFCI Ltd.	5,867,378	2,317,694
L&T Finance Holdings Ltd.	1,777,207	2,446,396
Power Finance Corp., Ltd.	5,935,087	10,723,805
Rural Electrification Corp., Ltd.	4,318,602	7,803,061
Rural Electrification Corp., Ltd.*	4,574,166	8,264,827
Srei Infrastructure Finance Ltd.	975,919	1,004,062

Total Diversified Financial Services		32,559,845
Diversified Telecommunication Services – 0.6%
Bharti Infratel Ltd.	1,168,342	6,410,263
Himachal Futuristic Communications Ltd.*	6,530,299	1,456,518

Total Diversified Telecommunication Services		7,866,781
Electric Utilities – 2.2%
Adani Transmission Ltd.*	1,309,421	750,291
CESC Ltd.	202,205	1,854,862
Power Grid Corp. of India Ltd.	5,783,045	15,334,884
Reliance Infrastructure Ltd.	1,114,888	9,230,730
Tata Power Co., Ltd.	2,215,767	2,509,295
Torrent Power Ltd.	352,608	954,870

Total Electric Utilities		30,634,932
Electrical Equipment – 0.7%
ABB India Ltd.	41,387	709,820
Amara Raja Batteries Ltd.	74,267	1,127,502
Finolex Cables Ltd.	62,882	417,450
GE T&D India Ltd.	89,634	450,930
Havells India Ltd.	604,812	3,798,924
Inox Wind Ltd.*	276,553	831,777
Suzlon Energy Ltd.*	8,653,936	1,930,174

Total Electrical Equipment		9,266,577
Electronic Equipment, Instruments & Components – 0.0%
Redington India Ltd.	392,668	609,821
Food Products – 0.5%
Britannia Industries Ltd.	33,771	1,706,303

Kaveri Seed Co., Ltd.*	121,833	655,369
KRBL Ltd.	536,359	2,064,717
Nestle India Ltd.	27,305	2,638,164
Tata Global Beverages Ltd.	163,534	342,886

Total Food Products		7,407,439
Gas Utilities – 0.7%
GAIL India Ltd.	800,165	4,502,581
Gujarat Gas Ltd.	30,286	261,261
Gujarat State Petronet Ltd.	991,332	2,326,459
Indraprastha Gas Ltd.	199,918	2,336,380

Total Gas Utilities		9,426,681
Health Care Providers & Services – 0.2%
Apollo Hospitals Enterprise Ltd.	108,169	2,133,812
Dr Lal PathLabs Ltd.(a)	11,276	181,232

Total Health Care Providers & Services		2,315,044
Hotels, Restaurants & Leisure – 0.0%
Cox & Kings Ltd.	81,094	269,055
Household Durables – 0.1%
Symphony Ltd.	6,936	118,416
Whirlpool of India Ltd.*	58,791	898,289

Total Household Durables		1,016,705
Household Products – 1.0%
Hindustan Unilever Ltd.	1,004,057	13,087,577
Jyothy Laboratories Ltd.	50,993	264,002

Total Household Products		13,351,579
Independent Power & Renewable Electricity Producers – 2.4%
Adani Power Ltd.*	2,860,654	1,069,845
JSW Energy Ltd.	2,329,077	2,555,408
NHPC Ltd.	12,272,633	4,608,228
NTPC Ltd.	9,006,464	20,020,376
PTC India Ltd.	1,345,015	1,504,001
Reliance Power Ltd.	4,770,425	3,414,100

Total Independent Power & Renewable Electricity Producers		33,171,958
Industrial Conglomerates – 0.4%
Aditya Birla Nuvo Ltd.	186,912	3,827,373
Siemens Ltd.	127,865	2,381,961

Total Industrial Conglomerates		6,209,334
Insurance – 0.4%
Bajaj Finserv Ltd.	111,553	5,142,949
Max Financial Services Ltd.	99,366	829,194

Total Insurance		5,972,143
IT Services – 17.6%
eClerx Services Ltd.	66,823	1,509,088
Firstsource Solutions Ltd.*	781,962	476,248
HCL Technologies Ltd.	2,312,318	27,780,462
Hexaware Technologies Ltd.	416,732	1,180,469
Infosys Ltd.	7,118,930	110,777,522
Mindtree Ltd.	588,242	4,259,851
Mphasis Ltd.*	390,077	3,044,511

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2016

Investments	Shares	Value

Persistent Systems Ltd.	170,507	$1,639,254
Tata Consultancy Services Ltd.	1,529,813	55,852,650
Tech Mahindra Ltd.	2,050,874	12,932,704
Vakrangee Ltd.	890,473	3,205,195
Wipro Ltd.	2,799,181	20,136,193

Total IT Services		242,794,147
Life Sciences Tools & Services – 0.3%
Dishman Pharmaceuticals & Chemicals Ltd.	154,937	603,528
Divi’s Laboratories Ltd.	193,909	3,759,353

Total Life Sciences Tools & Services		4,362,881
Machinery – 1.1%
AIA Engineering Ltd.	97,538	1,889,011
Ashok Leyland Ltd.	2,963,971	3,543,588
Cummins India Ltd.	169,011	2,298,580
Eicher Motors Ltd.	12,276	4,577,742
Escorts Ltd.	295,527	1,667,167
Force Motors Ltd.	8,671	455,534
Jain Irrigation Systems Ltd.	613,870	825,654
Thermax Ltd.	47,718	605,756

Total Machinery		15,863,032
Marine – 0.1%
Shipping Corp. of India Ltd.*	968,086	987,279
Media – 0.8%
Dish TV India Ltd.*	888,581	1,242,518
Jagran Prakashan Ltd.*	339,058	931,926
Sun TV Network Ltd.	272,487	2,067,390
Zee Entertainment Enterprises Ltd.	861,252	7,072,537

Total Media		11,314,371
Metals & Mining – 1.1%
Gallantt Ispat Ltd.	43,549	363,148
Hindalco Industries Ltd.	653,307	1,498,348
Hindustan Zinc Ltd.	1,802,364	6,316,937
Kalyani Steels Ltd.*	44,231	206,141
National Aluminium Co., Ltd.	3,738,435	2,568,840
NMDC Ltd.	2,456,893	3,904,165

Total Metals & Mining		14,857,579
Oil, Gas & Consumable Fuels – 19.2%
Aegis Logistics Ltd.	192,700	444,559
Bharat Petroleum Corp., Ltd.	3,074,924	28,292,257
Chennai Petroleum Corp. Ltd.	448,062	1,933,100
Coal India Ltd.	5,455,068	26,406,855
Great Eastern Shipping Co., Ltd. (The)	42,400	224,259
Hindustan Petroleum Corp., Ltd.	2,974,806	18,942,160
Indian Oil Corp., Ltd.	2,506,403	21,928,203
Mangalore Refinery & Petrochemicals Ltd.*	771,256	1,000,849
Oil & Natural Gas Corp., Ltd.	6,897,672	26,588,878
Oil India Ltd.	901,354	5,416,517
Petronet LNG Ltd.	512,031	2,656,286
Reliance Industries Ltd.	7,998,495	130,188,781

Total Oil, Gas & Consumable Fuels		264,022,704

Paper & Forest Products – 0.1%
Century Plyboards India Ltd.	142,450	536,059
Tamil Nadu Newsprint & Papers Ltd.	55,598	275,151

Total Paper & Forest Products		811,210
Personal Products – 1.0%
Bajaj Corp., Ltd.	119,972	696,623
Colgate-Palmolive India Ltd.	99,908	1,456,529
Dabur India Ltd.	817,361	3,329,352
Emami Ltd.	48,594	853,862
Godrej Consumer Products Ltd.	195,334	4,654,952
Marico Ltd.	592,568	2,451,975

Total Personal Products		13,443,293
Pharmaceuticals – 5.4%
Ajanta Pharma Ltd.	22,706	684,488
Alembic Pharmaceuticals Ltd.	174,673	1,717,871
Alkem Laboratories Ltd.	51,815	1,292,846
Aurobindo Pharma Ltd.	722,576	9,283,984
Bliss Gvs Pharma Ltd.	110,724	228,832
Cadila Healthcare Ltd.	599,765	3,493,374
Cipla Ltd.	650,059	5,663,363
Dr. Reddy’s Laboratories Ltd.	191,181	8,922,737
Glenmark Pharmaceuticals Ltd.	237,504	3,294,128
Granules India Ltd.	165,519	289,124
JB Chemicals & Pharmaceuticals Ltd.	89,474	478,279
Jubilant Life Sciences Ltd.	178,386	1,645,877
Lupin Ltd.	443,247	9,894,501
Natco Pharma Ltd.	29,554	264,934
Pfizer Ltd.	22,243	640,731
Piramal Enterprises Ltd.	132,489	3,658,471
Sun Pharmaceutical Industries Ltd.	1,663,292	18,554,025
Torrent Pharmaceuticals Ltd.	147,250	3,590,684
Unichem Laboratories Ltd.	118,086	478,073
Wockhardt Ltd.*	73,381	968,072

Total Pharmaceuticals		75,044,394
Real Estate Management & Development – 0.4%
Anant Raj Ltd.	221,648	184,596
DLF Ltd.	520,026	1,141,511
Godrej Properties Ltd.*	57,387	299,260
Housing Development & Infrastructure Ltd.*	1,322,725	1,581,389
Oberoi Realty Ltd.	150,638	660,993
Prestige Estates Projects Ltd.	290,969	839,956
Sobha Ltd.	152,564	670,704

Total Real Estate Management & Development		5,378,409
Road & Rail – 0.1%
Container Corp. of India Ltd.	50,039	1,036,705
VRL Logistics Ltd.	76,222	342,987

Total Road & Rail		1,379,692
Software – 0.6%
Cyient Ltd.	46,246	326,875
Geometric Ltd.	195,575	691,180
KPIT Technologies Ltd.	1,064,709	1,984,536
NIIT Technologies Ltd.	266,525	1,677,090

See Notes to Financial Statements.

62	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2016

Investments	Shares	Value

Oracle Financial Services Software Ltd.	56,750	$2,746,980
TAKE Solutions Ltd.	101,584	255,333
Tata Elxsi Ltd.	15,946	333,446
Zensar Technologies Ltd.	62,784	936,196

Total Software		8,951,636
Specialty Retail – 0.1%
PC Jeweller Ltd.	236,246	1,721,282
Textiles, Apparel & Luxury Goods – 0.7%
Arvind Ltd.	601,893	3,047,434
Himatsingka Seide Ltd.	70,083	282,732
Indo Count Industries Ltd.	45,620	497,551
Kitex Garments Ltd.	46,417	305,740
Raymond Ltd.	51,386	412,446
SRF Ltd.	24,328	649,563
Titan Co., Ltd.	289,400	1,717,362
Trident Ltd.	599,765	448,157
Vardhman Textiles Ltd.	48,157	770,563
Welspun India Ltd.	2,042,581	1,610,626

Total Textiles, Apparel & Luxury Goods		9,742,174
Thrifts & Mortgage Finance – 8.0%
Dewan Housing Finance Corp., Ltd.	800,526	3,412,275
Housing Development Finance Corp., Ltd.	4,011,971	83,966,371
Indiabulls Housing Finance Ltd.	1,166,244	14,493,096
LIC Housing Finance Ltd.	935,021	8,128,419

Total Thrifts & Mortgage Finance		110,000,161
Tobacco – 1.6%
ITC Ltd.	6,060,417	21,968,784
Trading Companies & Distributors – 0.1%
Adani Enterprises Ltd.	1,158,923	1,143,605
Transportation Infrastructure – 0.9%
Adani Ports & Special Economic Zone Ltd.	2,524,141	9,733,752
Gateway Distriparks Ltd.	87,605	331,183
Gujarat Pipavav Port Ltd.	469,736	1,227,607
IL&FS Transportation Networks Ltd.	765,265	1,150,541

Total Transportation Infrastructure		12,443,083
Wireless Telecommunication Services – 2.0%
Bharti Airtel Ltd.	3,704,239	17,469,676
Idea Cellular Ltd.	7,269,252	8,636,194
Reliance Communications Ltd.*	1,549,301	1,078,554

Total Wireless Telecommunication Services		27,184,424
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $1,158,293,549)		1,374,704,238
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		2,133,960

NET ASSETS – 100.0%		$1,376,838,198
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/3/2016	INR	2,616,891,262	USD	39,342,874	$38,409

CURRENCY LEGEND

INR – Indian rupee

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	63

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2016

Investments	Shares	Value

COMMON STOCKS – 99.3%
Bahrain – 3.9%
Ahli United Bank BSC	1,154,583	$735,379
Al-Salam Bank-Bahrain BSC	266,444	64,852

Total Bahrain		800,231
Egypt – 6.7%
Amer Group Holding	359,180	10,921
Commercial International Bank Egypt SAE	67,378	364,966
Credit Agricole Egypt SAE	50,278	133,396
Egypt Kuwait Holding Co. SAE	129,502	56,981
Heliopolis Housing	8,119	46,520
Juhayna Food Industries	32,288	14,981
Oriental Weavers	47,962	41,751
Sidi Kerir Petrochemicals Co.	169,464	236,068
Talaat Moustafa Group	109,659	66,685
Telecom Egypt Co.	387,636	388,511

Total Egypt		1,360,780
Jordan – 1.5%
Arab Bank PLC	29,322	250,983
Jordan Petroleum Refinery Co.	10,403	51,637

Total Jordan		302,620
Kuwait – 21.1%
Agility Public Warehousing Co. KSC	207,568	327,068
Boubyan Bank KSCP	65,442	83,580
Burgan Bank SAK	204,266	220,224
Gulf National Holding Co.*†	57,663	0
Kuwait Finance House KSCP	346,248	539,846
Kuwait Food Co. Americana SAK	42,151	352,365
Kuwait Projects Co. Holding KSCP	171,478	312,864
Mabanee Co. SAK	36,510	95,681
Mobile Telecommunications Co. KSC	1,185,419	1,317,351
National Bank of Kuwait SAKP	524,473	1,026,502

Total Kuwait		4,275,481
Morocco – 12.8%
Attijariwafa Bank	16,420	600,303
Maroc Telecom	151,471	1,989,100

Total Morocco		2,589,403
Oman – 5.3%
Bank Muscat SAOG	297,911	312,613
Oman Telecommunications Co. SAOG	166,308	669,552
Ooredoo	50,223	91,314

Total Oman		1,073,479
Qatar – 24.3%
Aamal Co.*	39,049	158,576
Barwa Real Estate Co.	16,985	157,864
Commercial Bank QSC (The)	16,263	172,365
Doha Bank QSC	18,310	187,021
Ezdan Holding Group QSC	48,762	224,932
Gulf International Services QSC	13,658	129,755
Industries Qatar QSC	30,688	910,023
Masraf Al Rayan QSC	27,455	267,615

Mazaya Qatar Real Estate Development QSC*	1,612	$6,108
National Leasing	2,076	9,576
Ooredoo QSC	14,919	393,252
Qatar Electricity & Water Co. QSC	3,641	213,441
Qatar Gas Transport Co., Ltd.	25,764	166,950
Qatar Insurance Co. SAQ	4,399	107,378
Qatar International Islamic Bank QSC	7,384	130,568
Qatar Islamic Bank SAQ	7,762	223,781
Qatar National Bank SAQ	30,411	1,302,613
Qatari Investors Group QSC	1,717	23,902
Salam International Investment Ltd. QSC	5,136	15,710
United Development Co. QSC	16,166	90,551
Vodafone Qatar QSC*	12,760	38,189

Total Qatar		4,930,170
United Arab Emirates – 23.7%
Abu Dhabi Commercial Bank PJSC	339,642	596,431
Agthia Group PJSC	10,129	17,373
Air Arabia PJSC	357,468	132,359
Al Waha Capital PJSC	273,430	143,675
Aldar Properties PJSC	340,316	247,385
Aramex PJSC	73,267	78,593
DAMAC Properties Dubai Co. PJSC	208,352	130,468
DP World Ltd.	11,054	209,473
Dubai Financial Market PJSC	385,170	137,373
Dubai Investments PJSC	220,067	124,024
Dubai Islamic Bank PJSC	301,110	444,328
Emaar Properties PJSC	185,223	358,041
First Gulf Bank PJSC	332,648	1,068,676
National Bank of Abu Dhabi PJSC	239,664	598,997
National Bank of Ras Al-Khaimah PSC (The)	144,919	216,609
National Central Cooling Co. PJSC	40,915	19,717
RAK Properties PJSC	181,901	29,714
Ras Al Khaimah Ceramics	102,451	80,890
Union National Bank PJSC	134,477	146,449
Union Properties PJSC*	132,246	26,824

Total United Arab Emirates		4,807,399
TOTAL COMMON STOCKS (Cost: $21,484,796)		20,139,563
CONVERTIBLE BONDS – 0.1%
Oman – 0.1%
Bank Muscat SAOG
4.50%, 3/20/17	48,842	13,574
3.50%, 3/19/18	38,597	9,524
TOTAL CONVERTIBLE BONDS (Cost: $42,510)		23,098
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $21,527,306)		20,162,661
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		119,851

NET ASSETS – 100.0%		$20,282,512
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

See Notes to Financial Statements.

64	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2016

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
10/3/2016	OMR	6,700	USD	17,400	$(2)

CURRENCY LEGEND

OMR – Omani rial

USD – U.S. dollar

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	65

Statements of Assets and Liabilities (unaudited)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2016

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
ASSETS:

Investments, at cost	$50,870,019	$8,037,290	$13,350,579	$2,257,407	$1,822,302,121

Investment in affiliates, at cost (Note 3)	194,868	—	—	—	1,118,289

Foreign currency, at cost	18,942	69	9,555	1,587	455,134
Investments in securities, at value[1,2] (Note 2)	51,440,985	7,868,222	13,579,593	2,323,029	1,556,833,640

Investment in affiliates, at value (Note 3)	196,808	—	—	—	1,102,186

Cash	—	673	1,042	1,438	—

Foreign currency, at value	18,928	69	9,575	1,576	452,549

Unrealized appreciation on foreign currency contracts	8	10	2	—	22,145

Receivables:

Investment securities sold	149,163	887,099	—	23	19,248,797

Dividends and interest	148,114	18,011	20,383	2,535	4,606,305

Foreign tax reclaims	—	—	—	—	3,433
Total Assets	51,954,006	8,774,084	13,610,595	2,328,601	1,582,269,055
LIABILITIES:

Due to custodian	144,853	—	—	—	125,960

Unrealized depreciation on foreign currency contracts	—	—	—	—	10,685

Payables:

Investment of cash collateral for securities loaned (Note 2)	129,977	82,286	9,600	—	20,139,706

Investment securities purchased	3,767	856,456	—	291	—

Capital shares redeemed	—	—	—	—	18,895,447

Advisory fees (Note 3)	20,509	3,442	7,078	1,113	822,104

Service fees (Note 2)	187	29	49	9	5,739

Foreign capital gains tax	11,328	—	5,040	559	—
Total Liabilities	310,621	942,213	21,767	1,972	39,999,641
NET ASSETS	$51,643,385	$7,831,871	$13,588,828	$2,326,629	$1,542,269,414
NET ASSETS:

Paid-in capital	$75,859,858	$11,595,849	$15,966,550	$2,555,312	$3,035,175,065

Undistributed net investment income	29,684	921	6,581	1,155	1,723,895

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(24,808,401)	(3,595,844)	(2,608,601)	(294,907)	(1,229,138,603)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	562,244	(169,055)	224,298	65,069	(265,490,943)
NET ASSETS	$51,643,385	$7,831,871	$13,588,828	$2,326,629	$1,542,269,414
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	850,000	150,000	600,000	100,000	41,300,000
Net asset value per share	$60.76	$52.21	$22.65	$23.27	$37.34
[1] Includes market value of securities out on loan of:	$397,535	$87,176	$9,145	—	$49,793,911
[2]	Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

66	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2016

	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund
ASSETS:

Investments, at cost	$34,843,053	$971,203,876	$65,842,085	$87,818,596	$74,605,192

Investment in affiliates, at cost (Note 3)	—	—	227,919	—	—

Foreign currency, at cost	17,132	—	9,321	33,108	39,508
Investments in securities, at value[1,2] (Note 2)	37,063,563	1,024,306,132	69,986,277	91,076,500	76,620,334

Investment in affiliates, at value (Note 3)	—	—	224,865	—	—

Cash	15,690	—	35,505	21,164	7,186

Foreign currency, at value	11,167	—	9,321	32,856	39,641

Unrealized appreciation on foreign currency contracts	—	20	—	3	10

Receivables:

Investment securities sold	—	425,525	—	—	—

Dividends and interest	61,990	2,667,571	128,561	263,938	192,424

Foreign tax reclaims	—	645	65,523	29,348	53,842
Total Assets	37,152,410	1,027,399,893	70,450,052	91,423,809	76,913,437
LIABILITIES:

Due to custodian	—	105,995	—	—	—

Foreign currency due to custodian, at value	—	40,160	—	—	—

Unrealized depreciation on foreign currency contracts	28	—	—	1	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	862,889	19,212,052	1,848,964	915,868	284,524

Investment securities purchased	—	—	—	—	983

Advisory fees (Note 3)	18,908	519,889	31,887	43,775	36,761

Service fees (Note 2)	133	3,640	242	330	278

Foreign capital gains tax	17,037	80,798	24,357	—	—
Total Liabilities	898,995	19,962,534	1,905,450	959,974	322,546
NET ASSETS	$36,253,415	$1,007,437,359	$68,544,602	$90,463,835	$76,590,891
NET ASSETS:

Paid-in capital	$42,534,641	$1,429,394,522	$94,061,471	$147,368,568	$107,162,375

Undistributed net investment income/(Accumulated net investment loss)	23,397	879,180	78,428	(1,141,038)	102,242

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(8,501,925)	(475,876,496)	(29,710,249)	(59,016,637)	(32,686,478)

Net unrealized appreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,197,302	53,040,153	4,114,952	3,252,942	2,012,752
NET ASSETS	$36,253,415	$1,007,437,359	$68,544,602	$90,463,835	$76,590,891
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,600,000	24,400,000	1,400,000	3,150,000	1,800,000
Net asset value per share	$22.66	$41.29	$48.96	$28.72	$42.55
[1] Includes market value of securities out on loan of:	$1,856,131	$57,375,667	$2,171,529	$1,963,673	$362,327
[2]	Investments in securities include securities purchased with cash collateral from securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	67

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

September 30, 2016

	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$1,158,293,549	$21,527,306

Foreign currency, at cost	39,789,155	109,840
Investments in securities, at value	1,374,704,238	20,162,661

Cash	1,241,319	20,537

Foreign currency, at value	39,966,966	109,843

Unrealized appreciation on foreign currency contracts	38,409	—

Receivables:

Dividends and interest	1,291,818	4,277
Total Assets	1,417,242,750	20,297,318
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	2

Payables:

Capital shares redeemed	39,404,567	—

Advisory fees (Note 3)	994,712	14,730

Service fees (Note 2)	5,273	74
Total Liabilities	40,404,552	14,806
NET ASSETS	$1,376,838,198	$20,282,512
NET ASSETS:

Paid-in capital	$1,533,109,248	$30,897,794

Undistributed net investment income	1,266,913	727

Accumulated net realized loss on investments, foreign currency contracts and foreign currency related transactions	(374,171,288)	(9,251,365)

Net unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	216,633,325	(1,364,644)
NET ASSETS	$1,376,838,198	$20,282,512
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	63,800,000	1,200,000
Net asset value per share	$21.58	$16.90

See Notes to Financial Statements.

68	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations (unaudited)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2016

	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree China ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets Consumer Growth Fund	WisdomTree Emerging Markets ex- State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,211,149	$122,287	$209,578	$27,617	$48,745,659

Dividends from affiliates (Note 3)	11,974	—	—	—	29,975

Interest	—	—	—	—	14

Securities lending income (Note 2)	3,431	12,930	1,285	25	689,720
Total investment income	1,226,554	135,217	210,863	27,642	49,465,368
EXPENSES:

Advisory fees (Note 3)	113,185	27,441	40,592	6,364	4,442,662

Service fees (Note 2)	1,038	192	283	47	31,028
Total expenses	114,223	27,633	40,875	6,411	4,473,690
Expense waivers (Note 3)	(18)	(4,356)	—	—	(514)
Net expenses	114,205	23,277	40,875	6,411	4,473,176
Net investment income	1,112,349	111,940	169,988	21,231	44,992,192
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(66,149)	(25,644)	(17,324)	(5,782)	(5,165,216)

Investment transactions in affiliates (Note 3)	18,263	—	—	—	43,501

In-kind redemptions	104,591	(28,975)	—	—	(373,845)

In-kind redemptions in affiliates (Note 3)	1,126	—	—	—	170

Foreign currency contracts and foreign currency related transactions	9,413	38	1,768	241	(6,376)
Net realized gain (loss)	67,244	(54,581)	(15,556)	(5,541)	(5,501,766)
Net change in unrealized appreciation (depreciation) from:

Investment transactions[3]	3,198,801	866,020	1,267,677	184,363	86,901,862

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(9,775)	13	(1,400)	(183)	(112,633)
Net change in unrealized appreciation (depreciation)	3,189,026	866,033	1,266,277	184,180	86,789,229
Net realized and unrealized gain on investments	3,256,270	811,452	1,250,721	178,639	81,287,463
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,368,619	$923,392	$1,420,709	$199,870	$126,279,655
[1] Net of foreign withholding tax of:	$112,455	$4,288	$24,376	$4,231	$7,108,692
[2] Net of foreign capital gains tax withheld of:	$392	—	—	$4	—
[3] Net of foreign capital gain taxes of:	$11,289	—	$5,040	$559	—

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	69

Statements of Operations (unaudited) (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2016

	WisdomTree Emerging Markets Quality Dividend Growth Fund	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global ex-U.S. Real Estate Fund	WisdomTree Global High Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$810,624	$28,321,297	$1,225,251	$2,591,145	$1,694,973

Dividends from affiliates (Note 3)	—	218,336	13,554	3,153	9,911

Interest	—	461	—	48	—

Securities lending income (Note 2)	22,547	940,034	47,220	42,133	19,356
Total investment income	833,171	29,480,128	1,286,025	2,636,479	1,724,240
EXPENSES:

Advisory fees (Note 3)	104,080	2,944,879	185,154	268,058	219,628

Service fees (Note 2)	727	20,568	1,404	2,034	1,664
Total expenses	104,807	2,965,447	186,558	270,092	221,292
Expense waivers (Note 3)	—	(6,066)	—	(20)	—
Net expenses	104,807	2,959,381	186,558	270,072	221,292
Net investment income	728,364	26,520,747	1,099,467	2,366,407	1,502,948
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	(575,917)	(18,134,200)	(107,377)	91,207	32,857

Investment transactions in affiliates (Note 3)	—	84,565	8,052	11,684	12,137

In-kind redemptions	—	—	348,082	1,130,884	—

In-kind redemptions in affiliates (Note 3)	—	—	699	896	—

Foreign currency contracts and foreign currency related transactions	4,222	63,327	(5,173)	9,480	658
Net realized gain (loss)	(571,695)	(17,986,308)	244,283	1,244,151	45,652
Net change in unrealized appreciation (depreciation) from:

Investment transactions[3]	2,964,266	96,872,309	2,280,190	3,342,325	3,135,346

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(8,339)	(36,113)	(861)	(6,634)	(2,383)
Net change in unrealized appreciation (depreciation)	2,955,927	96,836,196	2,279,329	3,335,691	3,132,963
Net realized and unrealized gain on investments	2,384,232	78,849,888	2,523,612	4,579,842	3,178,615
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,112,596	$105,370,635	$3,623,079	$6,946,249	$4,681,563
[1] Net of foreign withholding tax of:	$78,328	$3,765,963	$204,347	$177,480	$193,119
[2] Net of foreign capital gains tax withheld of:	$1	—	$530	—	—
[3] Net of foreign capital gain taxes of:	$17,037	$80,798	$24,005	—	—

See Notes to Financial Statements.

70	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

For the Six Months Ended September 30, 2016

	WisdomTree India Earnings Fund (consolidated)	WisdomTree Middle East Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$13,078,058	$294,364

Interest	—	13,798
Total investment income	13,078,058	308,162
EXPENSES:

Advisory fees (Note 3)	5,975,684	90,316

Service fees (Note 2)	31,678	451

Interest expense (Note 8)	92,378	—
Total expenses	6,099,740	90,767
Net investment income	6,978,318	217,395
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	73,081,121	141,837

Foreign currency contracts and foreign currency related transactions	(737,091)	(3,041)
Net realized gain	72,344,030	138,796
Net change in unrealized appreciation (depreciation) from:

Investment transactions	79,011,598	(7,880)

Foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	199,127	1,586
Net change in unrealized appreciation (depreciation)	79,210,725	(6,294)
Net realized and unrealized gain on investments	151,554,755	132,502
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,533,073	$349,897
[1] Net of foreign withholding tax of:	—	$41,158

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	71

Statements of Changes in Net Assets

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Asia Pacific ex-Japan Fund		WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets Consumer Growth Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,112,349	$1,687,344	$111,940	$295,099	$169,988	$360,312

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	67,244	(1,162,648)	(54,581)	(712,905)	(15,556)	(1,905,060)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,189,026	(7,345,893)	866,033	(1,635,396)	1,266,277	(1,696,529)
Net increase (decrease) in net assets resulting from operations	4,368,619	(6,821,197)	923,392	(2,053,202)	1,420,709	(3,241,277)
DIVIDENDS:

Net investment income	(1,144,000)	(1,643,992)	(111,000)	(300,252)	(189,000)	(365,298)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,631,266	7,093,290	—	5,438,556	—	—

Cost of shares redeemed	(2,877,385)	—	(2,331,023)	(10,319,479)	—	(3,948,523)
Net increase (decrease) in net assets resulting from capital share transactions	2,753,881	7,093,290	(2,331,023)	(4,880,923)	—	(3,948,523)
Net Increase (Decrease) in Net Assets	5,978,500	(1,371,899)	(1,518,631)	(7,234,377)	1,231,709	(7,555,098)
NET ASSETS:

Beginning of period	$45,664,885	$47,036,784	$9,350,502	$16,584,879	$12,357,119	$19,912,217

End of period	$51,643,385	$45,664,885	$7,831,871	$9,350,502	$13,588,828	$12,357,119
Undistributed net investment income/(Accumulated net investment loss)included in net assets at end of period	$29,684	$61,335	$921	$(19)	$6,581	$25,593
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	700,000	200,000	300,000	600,000	800,000

Shares created	100,000	100,000	—	100,000	—	—

Shares redeemed	(50,000)	—	(50,000)	(200,000)	—	(200,000)
Shares outstanding, end of period	850,000	800,000	150,000	200,000	600,000	600,000

See Notes to Financial Statements.

72	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$21,231	$52,635	$44,992,192	$80,416,650	$728,364	$921,188

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(5,541)	2,083	(5,501,766)	(324,138,762)	(571,695)	(5,928,957)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	184,180	(214,326)	86,789,229	(75,620,189)	2,955,927	(320,045)
Net increase (decrease) in net assets resulting from operations	199,870	(159,608)	126,279,655	(319,342,301)	3,112,596	(5,327,814)
DIVIDENDS:

Net investment income	(21,000)	(80,372)	(44,205,000)	(76,758,776)	(790,000)	(905,013)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	167,862,422	37,455,882	2,263,347	12,300,542

Cost of shares redeemed	—	(7,681,503)	(28,888,966)	(479,690,654)	—	(15,344,613)
Net increase (decrease) in net assets resulting from capital share transactions	—	(7,681,503)	138,973,456	(442,234,772)	2,263,347	(3,044,071)
Net Increase (Decrease) in Net Assets	178,870	(7,921,483)	221,048,111	(838,335,849)	4,585,943	(9,276,898)
NET ASSETS:

Beginning of period	$2,147,759	$10,069,242	$1,321,221,303	$2,159,557,152	$31,667,472	$40,944,370

End of period	$2,326,629	$2,147,759	$1,542,269,414	$1,321,221,303	$36,253,415	$31,667,472
Undistributed net investment income included in net assets at end of period	$1,155	$924	$1,723,895	$936,703	$23,397	$85,033
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	400,004	37,700,000	50,600,000	1,500,000	1,700,000

Shares created	—	—	4,400,000	800,000	100,000	600,000

Shares redeemed	—	(300,004)	(800,000)	(13,700,000)	—	(800,000)
Shares outstanding, end of period	100,000	100,000	41,300,000	37,700,000	1,600,000	1,500,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	73

Statements of Changes in Net Assets (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global ex-U.S. Real Estate Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$26,520,747	$34,624,881	$1,099,467	$1,684,133	$2,366,407	$3,542,097

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(17,986,308)	(79,585,435)	244,283	(3,819,787)	1,244,151	812,064

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	96,836,196	(136,497,751)	2,279,329	(4,165,945)	3,335,691	(11,592,885)
Net increase (decrease) in net assets resulting from operations	105,370,635	(181,458,305)	3,623,079	(6,301,599)	6,946,249	(7,238,724)
DIVIDENDS:

Net investment income	(26,382,000)	(33,004,695)	(1,183,500)	(1,522,376)	(2,078,000)	(4,821,127)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	33,980,742	—	4,878,564	5,295,418	—	7,375,451

Cost of shares redeemed	—	(304,738,228)	(4,799,275)	(17,798,647)	(8,448,470)	(22,831,545)
Net increase (decrease) in net assets resulting from capital share transactions	33,980,742	(304,738,228)	79,289	(12,503,229)	(8,448,470)	(15,456,094)
Net Increase (Decrease) in Net Assets	112,969,377	(519,201,228)	2,518,868	(20,327,204)	(3,580,221)	(27,515,945)
NET ASSETS:

Beginning of period	$894,467,982	$1,413,669,210	$66,025,734	$86,352,938	$94,044,056	$121,560,001

End of period	$1,007,437,359	$894,467,982	$68,544,602	$66,025,734	$90,463,835	$94,044,056
Undistributed net investment income/(Accumulated net investment loss)included in net assets at end of period	$879,180	$740,433	$78,428	$162,461	$(1,141,038)	$(1,429,445)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	23,600,000	31,800,000	1,400,000	1,700,000	3,450,000	4,100,000

Shares created	800,000	—	100,000	100,000	—	250,000

Shares redeemed	—	(8,200,000)	(100,000)	(400,000)	(300,000)	(900,000)
Shares outstanding, end of period	24,400,000	23,600,000	1,400,000	1,400,000	3,150,000	3,450,000

See Notes to Financial Statements.

74	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

	WisdomTree Global High Dividend Fund		WisdomTree India Earnings Fund (consolidated)		WisdomTree Middle East Dividend Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,502,948	$4,302,558	$6,978,318	$24,353,569	$217,395	$844,813

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	45,652	1,791,093	72,344,030	(96,597,810)	138,796	(1,585,100)

Net change in unrealized appreciation (depreciation) on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,132,963	(11,959,793)	79,210,725	(224,271,782)	(6,294)	(2,928,535)
Net increase (decrease) in net assets resulting from operations	4,681,563	(5,866,142)	158,533,073	(296,516,023)	349,897	(3,668,822)
DIVIDENDS:

Net investment income	(1,602,000)	(4,186,444)	(13,242,000)	(20,581,518)	(798,000)	(1,098,138)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	42,469,284	31,341,299	372,464,901	—	—

Cost of shares redeemed	—	(60,623,361)	(275,409,957)	(952,172,686)	—	(8,922,913)

Payment by affiliate	—	—	—	14,984	—	—
Net decrease in net assets resulting from capital share transactions	—	(18,154,077)	(244,068,658)	(579,692,801)	—	(8,922,913)
Net Increase (Decrease) in Net Assets	3,079,563	(28,206,663)	(98,777,585)	(896,790,342)	(448,103)	(13,689,873)
NET ASSETS:

Beginning of period	$73,511,328	$101,717,991	$1,475,615,783	$2,372,406,125	$20,730,615	$34,420,488

End of period	$76,590,891	$73,511,328	$1,376,838,198	$1,475,615,783	$20,282,512	$20,730,615
Undistributed net investment income included in net assets at end of period	$102,242	$201,294	$1,266,913	$7,530,595	$727	$581,332
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,800,000	2,300,000	76,000,000	104,800,000	1,200,000	1,700,000

Shares created	—	1,000,000	1,600,000	17,800,000	—	—

Shares redeemed	—	(1,500,000)	(13,800,000)	(46,600,000)	—	(500,000)
Shares outstanding, end of period	1,800,000	1,800,000	63,800,000	76,000,000	1,200,000	1,200,000

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	75

Financial Highlights

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]
Net asset value, beginning of period	$57.08	$67.20	$65.72	$68.70	$64.05	$67.99
Investment operations:
Net investment income[2]	1.38	2.14	2.29	2.25	2.27	2.14
Net realized and unrealized gain (loss)	3.70	(10.20)	1.46	(3.01)	4.65	(3.85)
Total from investment operations	5.08	(8.06)	3.75	(0.76)	6.92	(1.71)
Dividends to shareholders:
Net investment income	(1.40)	(2.06)	(2.27)	(2.22)	(2.27)	(2.23)
Net asset value, end of period	$60.76	$57.08	$67.20	$65.72	$68.70	$64.05

TOTAL RETURN[3]	8.98%	(12.06)%[4]	5.71%	(0.98)%	11.18%	(2.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$51,643	$45,665	$47,037	$52,579	$96,187	$89,672
Ratios to average net assets[5] of:
Expenses[6]	0.48%[7]	0.48%	0.49%[8]	0.48%[7]	0.48%[7]	0.48%
Net investment income	4.72%[7]	3.59%	3.36%	3.35%[7]	3.53%[7]	3.42%
Portfolio turnover rate[9]	7%	24%	17%	21%	26%	60%

WisdomTree China ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016[10]	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period September 19, 2012* through March 28, 2013
Net asset value, beginning of period	$46.75	$55.28	$49.70	$51.90	$50.02
Investment operations:
Net investment income[2]	0.61	1.25	1.33	1.39	(0.14)
Net realized and unrealized gain (loss)	5.52	(8.59)	5.48	(2.15)	2.02
Total from investment operations	6.13	(7.34)	6.81	(0.76)	1.88
Dividends to shareholders:
Net investment income	(0.67)	(1.19)	(1.23)	(1.44)	—
Net asset value, end of period	$52.21	$46.75	$55.28	$49.70	$51.90

TOTAL RETURN[3]	13.19%	(13.40)%	13.86%	(1.32)%	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,832	$9,351	$16,585	$17,396	$36,331
Ratios to average net assets of:
Expenses, net of expense waivers	0.53%[7,11]	0.57%[11]	0.64%[12]	0.63%[7]	0.63%[7]
Expenses, prior to expense waivers	0.63%[7]	0.63%	0.64%[12]	0.63%[7]	0.63%[7]
Net investment income (loss)	2.57%[7]	2.42%	2.53%	2.75%[7]	(0.51)%[7]
Portfolio turnover rate[9]	18%	143%	30%	21%	0%
*	Commencement of operations.

[1]

The information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Annualized.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.48%.

[9]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[10]

The information reflects the investment objective and strategy of the WisdomTree China Dividend ex-Financials Fund through June 30, 2015 and the investment objective and strategy of the WisdomTree China ex-State-Owned Enterprises Fund thereafter.

[11]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[12]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

See Notes to Financial Statements.

76	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Consumer Growth Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period September 27, 2013* through March 31, 2014
Net asset value, beginning of period	$20.60	$24.89	$24.56	$24.79
Investment operations:
Net investment income[1]	0.28	0.52	0.48	0.17
Net realized and unrealized gain (loss)	2.09	(4.28)	0.32	(0.33)
Total from investment operations	2.37	(3.76)	0.80	(0.16)
Dividends to shareholders:
Net investment income	(0.32)	(0.53)	(0.47)	(0.07)
Net asset value, end of period	$22.65	$20.60	$24.89	$24.56

TOTAL RETURN[2]	11.54%	(15.21)%	3.24%	(0.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,589	$12,357	$19,912	$19,647
Ratios to average net assets of:
Expenses	0.63%[3]	0.63%	0.64%[4]	0.63%[3]
Net investment income	2.64%[3]	2.39%	1.88%	1.46%[3]
Portfolio turnover rate[5]	2%	49%	41%	7%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Period December 10, 2014* through March 31, 2015
Net asset value, beginning of period	$21.48	$25.17	$24.59
Investment operations:
Net investment income[1]	0.21	0.35	0.07
Net realized and unrealized gain (loss)	1.79	(3.24)	0.56
Total from investment operations	2.00	(2.89)	0.63
Dividends to shareholders:
Net investment income	(0.21)	(0.80)	(0.05)
Net asset value, end of period	$23.27	$21.48	$25.17

TOTAL RETURN[2]	9.34%	(11.69)%	2.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,327	$2,148	$10,069
Ratios to average net assets of:
Expenses	0.58%[3]	0.58%	0.58%[3]
Net investment income	1.93%[3]	1.48%	0.88%[3]
Portfolio turnover rate[5]	2%	46%	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[5]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	77

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$35.05	$42.68	$49.23	$54.81	$57.34	$60.51
Investment operations:
Net investment income[1]	1.16	1.76	2.16	2.16	1.78	2.25
Net realized and unrealized gain (loss)	2.22	(7.74)	(6.57)	(5.60)	(2.50)	(3.11)
Total from investment operations	3.38	(5.98)	(4.41)	(3.44)	(0.72)	(0.86)
Dividends to shareholders:
Net investment income	(1.09)	(1.65)	(2.14)	(2.14)	(1.81)	(2.31)
Net asset value, end of period	$37.34	$35.05	$42.68	$49.23	$54.81	$57.34

TOTAL RETURN[2]	9.71%	(14.07)%	(9.40)%	(6.22)%	(1.05)%	(1.03)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,542,269	$1,321,221	$2,159,557	$3,888,854	$5,475,068	$3,640,891
Ratios to average net assets[3] of:
Expenses[4]	0.63%[5]	0.63%	0.64%[6]	0.63%[5]	0.63%[5]	0.63%
Net investment income	6.38%[5]	4.64%	4.45%	4.20%[5]	3.32%[5]	4.12%
Portfolio turnover rate[7]	4%	43%	39%	39%	47%	37%

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period August 1, 2013* through March 31, 2014
Net asset value, beginning of period	$21.11	$24.08	$24.92	$25.22
Investment operations:
Net investment income[1]	0.48	0.55	0.61	0.33
Net realized and unrealized gain (loss)	1.58	(2.94)	(0.87)	(0.42)
Total from investment operations	2.06	(2.39)	(0.26)	(0.09)
Dividends to shareholders:
Net investment income	(0.51)	(0.58)	(0.58)	(0.21)
Net asset value, end of period	$22.66	$21.11	$24.08	$24.92

TOTAL RETURN[2]	9.81%	(9.89)%[8]	(1.19)%	(0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,253	$31,667	$40,944	$19,939
Ratios to average net assets of:
Expenses	0.63%[5]	0.63%	0.64%[6]	0.63%[5]
Net investment income	4.41%[5]	2.59%	2.42%	2.03%[5]
Portfolio turnover rate[7]	6%	62%	47%	3%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the period in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[7]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

78	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$37.90	$44.46	$46.40	$51.18	$47.80	$53.30
Investment operations:
Net investment income[1]	1.12	1.24	1.32	1.40	1.15	1.47
Net realized and unrealized gain (loss)	3.37	(6.65)	(1.97)	(4.57)	3.69	(5.31)
Total from investment operations	4.49	(5.41)	(0.65)	(3.17)	4.84	(3.84)
Dividends to shareholders:
Net investment income	(1.10)	(1.15)	(1.29)	(1.61)	(1.46)	(1.66)
Net asset value, end of period	$41.29	$37.90	$44.46	$46.40	$51.18	$47.80

TOTAL RETURN[2]	11.97%	(12.20)%	(1.51)%	(6.08)%	10.58%	(6.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,007,437	$894,468	$1,413,669	$1,814,327	$1,474,099	$1,022,868
Ratios to average net assets[3] of:
Expenses[4]	0.63%[5]	0.63%	0.64%[6]	0.63%[5]	0.63%[5]	0.63%[7]
Net investment income	5.67%[5]	3.13%	2.84%	2.96%[5]	2.49%[5]	3.13%
Portfolio turnover rate[8]	7%	52%	42%	26%	44%	53%

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$47.16	$50.80	$51.68	$51.75	$50.70	$54.94
Investment operations:
Net investment income[1]	0.83	1.02	1.05	1.38	1.34	1.39
Net realized and unrealized gain (loss)	1.85	(3.75)	(0.91)	(0.19)	1.08	(4.32)
Total from investment operations	2.68	(2.73)	0.14	1.19	2.42	(2.93)
Dividends to shareholders:
Net investment income	(0.88)	(0.91)	(1.02)	(1.26)	(1.37)	(1.31)
Net asset value, end of period	$48.96	$47.16	$50.80	$51.68	$51.75	$50.70

TOTAL RETURN[2]	5.73%	(5.42)%	0.24%	2.53%	5.03%	(5.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$68,545	$66,026	$86,353	$62,012	$87,977	$55,774
Ratios to average net assets[3] of:
Expenses	0.58%[5]	0.58%[4,9]	0.59%[4,10]	0.58%[5]	0.58%[4,5]	0.58%[4,7]
Net investment income	3.45%[5]	2.15%	2.05%	2.73%[5]	2.72%[5]	2.73%
Portfolio turnover rate[8]	7%	61%	64%	93%	59%	28%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.63%.

[7]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[8]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[9]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[10]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	79

Financial Highlights (continued)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012[1]
Net asset value, beginning of period	$27.26	$29.65	$27.77	$29.90	$26.40	$28.86
Investment operations:
Net investment income[2]	0.72	0.89	1.54	0.96	0.97	1.15
Net realized and unrealized gain (loss)	1.38	(2.08)	1.75	(1.84)	4.87	(2.32)
Total from investment operations	2.10	(1.19)	3.29	(0.88)	5.84	(1.17)
Dividends and distributions to shareholders:
Net investment income	(0.64)	(1.20)	(1.41)	(1.17)	(2.34)	(1.21)
Return of capital	—	—	—	(0.08)	—	(0.08)
Total dividends and distributions to shareholders	(0.64)	(1.20)	(1.41)	(1.25)	(2.34)	(1.29)
Net asset value, end of period	$28.72	$27.26	$29.65	$27.77	$29.90	$26.40

TOTAL RETURN[3]	7.78%	(3.89)%	12.08%	(2.70)%	22.62%	(3.99)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$90,464	$94,044	$121,560	$127,724	$113,631	$108,221
Ratios to average net assets[4] of:
Expenses	0.58%[5,6]	0.58%[7]	0.59%[6,8]	0.58%[5,6]	0.58%[5,6]	0.58%[6]
Net investment income	5.12%[5]	3.22%	5.21%	3.37%[5]	3.42%[5]	4.36%
Portfolio turnover rate[9]	3%	32%	26%	18%	23%	43%

WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$40.84	$44.23	$47.51	$44.03	$41.50	$44.66
Investment operations:
Net investment income[2]	0.83	1.76	1.83	2.11	1.68	1.86
Net realized and unrealized gain (loss)	1.77	(3.43)	(3.28)	3.46	2.51	(3.14)
Total from investment operations	2.60	(1.67)	(1.45)	5.57	4.19	(1.28)
Dividends to shareholders:
Net investment income	(0.89)	(1.72)	(1.83)	(2.09)	(1.66)	(1.88)
Net asset value, end of period	$42.55	$40.84	$44.23	$47.51	$44.03	$41.50

TOTAL RETURN[3]	6.42%	(3.77)%	(3.23)%	13.13%	10.51%	(2.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$76,591	$73,511	$101,718	$123,527	$103,473	$91,304
Ratios to average net assets[4] of:
Expenses	0.59%[5]	0.58%[6,7]	0.59%[6,8]	0.58%[5,6]	0.58%[5,6]	0.58%[6]
Net investment income	3.97%[5]	4.19%	3.91%	4.60%[5]	4.10%[5]	4.53%
Portfolio turnover rate[9]	3%	56%	30%	25%	32%	25%
[1]

The information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Included in the expense ratio are non-recurring professional expenses. Without these expenses, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.58%.

[9]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

80	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Financial Highlights (concluded)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$19.42	$22.64	$18.93	$17.97	$19.24	$24.87
Investment operations:
Net investment income[1]	0.10	0.26	0.22	0.25	0.17	0.19
Net realized and unrealized gain (loss)	2.26	(3.26)	3.65	0.94	(1.29)	(5.65)
Total from investment operations	2.36	(3.00)	3.87	1.19	(1.12)	(5.46)
Dividends to shareholders:
Net investment income	(0.20)	(0.22)	(0.16)	(0.23)	(0.15)	(0.17)
Net asset value, end of period	$21.58	$19.42	$22.64	$18.93	$17.97	$19.24

TOTAL RETURN[2]	12.17%	(13.31)%[3]	20.44%	6.81%	(5.80)%	(21.96)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,376,838	$1,475,616	$2,372,406	$939,064	$1,071,074	$916,024
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.85%[4,5]	0.84%[5]	0.84%[5,6]	0.84%[5]	0.84%[7]	0.76%[7,8]
Expenses, prior to expense reimbursements	0.85%[4,5]	0.84%[5]	0.84%[5,6]	0.84%[5]	0.86%[7]	0.82%[7]
Net investment income	0.97%[4]	1.28%	0.99%	1.49%	0.91%	0.91%
Portfolio turnover rate[9]	19%	38%	26%	43%	27%	32%

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014	For the Period Ended March 28, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$17.28	$20.25	$22.38	$16.11	$15.60	$16.31
Investment operations:
Net investment income[1]	0.18	0.58	0.67	1.28	0.63	0.83
Net realized and unrealized gain (loss)	0.11	(2.85)	(2.06)	5.71	0.59	(0.61)
Total from investment operations	0.29	(2.27)	(1.39)	6.99	1.22	0.22
Dividends to shareholders:
Net investment income	(0.67)	(0.70)	(0.74)	(0.72)	(0.71)	(0.93)
Net asset value, end of period	$16.90	$17.28	$20.25	$22.38	$16.11	$15.60

TOTAL RETURN[2]	1.76%	(11.57)%	(6.28)%	44.12%	8.46%	1.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,283	$20,731	$34,420	$53,717	$14,498	$14,038
Ratios to average net assets of:
Expenses, net of expense waivers	0.88%[4]	0.88%	0.89%[10]	0.88%[4]	0.88%[4]	0.88%
Expenses, prior to expense waivers	0.88%[4]	0.88%	0.89%[10]	0.88%[4]	1.35%[4]	1.83%
Net investment income	2.12%[4]	3.13%	2.93%	6.61%[4]	4.26%[4]	5.31%
Portfolio turnover rate[9]	3%	25%	89%	26%	52%	37%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a reimbursement from the sub-advisor for operating losses on a creation that took place during the period when the NAV was understated. Excluding the reimbursement, total return would have been unchanged.

[4]	Annualized.

[5]	Includes interest expense of 0.01%, 0.01%, 0.01% and 0.01% for the six months ended September 30, 2016 and fiscal years ended 2016, 2015 and 2014, respectively.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been unchanged.

[7]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by: 0.02% and 0.06% for the fiscal years ended 2013 and 2012.

[8]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

[9]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[10]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.88%.

See Notes to Financial Statements.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	81

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2016, the Trust consisted of 92 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation (“MCM”).

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

82	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	83

Notes to Financial Statements (unaudited) (continued)

market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$51,311,008	$—	$—
Exchange-Traded Fund	196,808	—	—
Investment of Cash Collateral for Securities Loaned	—	129,977	—
Total	$51,507,816	$129,977	$—
Unrealized Appreciation on Foreign Currency Contracts	—	8	—
Total - Net	$51,507,816	$129,985	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Semiconductors & Semiconductor Equipment	$55,773	$—	$0	**
Other*	7,730,163	—	—
Investment of Cash Collateral for Securities Loaned	—	82,286	—
Total	$7,785,936	$82,286	$0
Unrealized Appreciation on Foreign Currency Contracts	—	10	—
Total - Net	$7,785,936	$82,296	$0

84	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$13,569,953	$—	$—
Warrants*	40	—	—
Investment of Cash Collateral for Securities Loaned	—	9,600	—
Total	$13,569,993	$9,600	$—
Unrealized Appreciation on Foreign Currency Contracts	—	2	—
Total - Net	$13,569,993	$9,602	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$661,024	$—	$0	**
Other*	1,661,865	—	—
Rights*	—	140	—
Total	$2,322,889	$140	$0

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$315,846,302	$—	$595,979	**
Other*	1,220,251,653	—	—
Rights*	—	—	0	**
Exchange-Traded Fund	1,102,186	—	—
Investment of Cash Collateral for Securities Loaned	—	20,139,706	—
Total	$1,537,200,141	$20,139,706	$595,979
Unrealized Appreciation on Foreign Currency Contracts	—	22,145	—
Unrealized Depreciation on Foreign Currency Contracts	—	(10,685)	—
Total - Net	$1,537,200,141	$20,151,166	$595,979

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$36,199,971	$—	$—
Warrants*	703	—	—
Investment of Cash Collateral for Securities Loaned	—	862,889	—
Total	$36,200,674	$862,889	$—
Unrealized Depreciation on Foreign Currency Contracts	—	(28)	—
Total - Net	$36,200,674	$862,861	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$192,268,047	$—	$793,285	**
Hong Kong	18,273,063	606,812	—
Taiwan	271,489,900	959,185	—
Other*	520,666,249	—	—
Rights*	—	—	0	**
Warrants*	37,539	—	—
Investment of Cash Collateral for Securities Loaned	—	19,212,052	—
Total	$1,002,734,798	$20,778,049	$793,285
Unrealized Appreciation on Foreign Currency Contracts	—	20	—
Total - Net	$1,002,734,798	$20,778,069	$793,285

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	85

Notes to Financial Statements (unaudited) (continued)

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$68,137,313	$—	$—
Exchange-Traded Funds	224,865	—	—
Investment of Cash Collateral for Securities Loaned	—	1,848,964	—
Total	$68,362,178	$1,848,964	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$90,139,169	$—	$—
Exchange-Traded Note	21,463	—	—
Investment of Cash Collateral for Securities Loaned	—	915,868	—
Total	$90,160,632	$915,868	$—
Unrealized Appreciation on Foreign Currency Contracts	—	3	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1)	—
Total - Net	$90,160,632	$915,870	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$76,335,810	$—	$—
Investment of Cash Collateral for Securities Loaned	—	284,524	—
Total	$76,335,810	$284,524	$—
Unrealized Appreciation on Foreign Currency Contracts	—	10	—
Total - Net	$76,335,810	$284,534	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*	$1,374,704,238	$—	$—
Total	$1,374,704,238	$—	$—
Unrealized Appreciation on Foreign Currency Contracts	—	38,409	—
Total - Net	$1,374,704,238	$38,409	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$4,275,481	$—	$0	**
Other*	15,864,082	—	—
Convertible Bonds	—	23,098	—
Total	$20,139,563	$23,098	$0
Unrealized Depreciation on Foreign Currency Contracts	—	(2)	—
Total - Net	$20,139,563	$23,096	$0
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during six months ended September 30, 2016. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

	Transfers from Level 1 to Level 2[1]	Transfers from Level 1 to Level 3[2]	Transfers from Level 3 to Level 1[3]
China ex-State-Owned Enterprises Fund	$—	$—	$31,034
Emerging Markets ex-State-Owned Enterprises Fund	—	—	2,402
Emerging Markets High Dividend Fund	—	595,932	—
Emerging Markets SmallCap Dividend Fund	1,926,993	1,049,566	851,438
[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of September 30, 2016.

[2]	Transfers from Level 1 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments as of September 30, 2016.

[3]	Transfers from Level 3 to Level 1 are as a result of the availability of a quoted price in an active market for identical investments as of September 30, 2016.

86	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended September 30, 2016 which are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed on pages 91 and 92. At September 30, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of September 30, 2016, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Asia Pacific ex-Japan Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	$8	Unrealized depreciation on foreign currency contracts	$—
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	10	Unrealized depreciation on foreign currency contracts	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	2	Unrealized depreciation on foreign currency contracts	—
Emerging Markets High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	22,145	Unrealized depreciation on foreign currency contracts	10,685
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	28
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	20	Unrealized depreciation on foreign currency contracts	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	3	Unrealized depreciation on foreign currency contracts	1
Global High Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	10	Unrealized depreciation on foreign currency contracts	—
India Earnings Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	38,409	Unrealized depreciation on foreign currency contracts	—
Middle East Dividend Fund
Foreign exchange contracts	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	2

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	87

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2016, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$(1,163)	$63
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	(57)	10
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	1,608	65
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	3	(2)
Emerging Markets High Dividend Fund
Foreign exchange contracts	(48,930)	32,892
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	(53)	(28)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	(7,452)	(10,526)
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	(10,433)	—
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	10,769	1
Global High Dividend Fund
Foreign exchange contracts	(1,196)	(365)
India Earnings Fund (consolidated)
Foreign exchange contracts	(346,330)	38,409
Middle East Dividend Fund
Foreign exchange contracts	(1,807)	75
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from foreign currency contracts and foreign currency related transactions
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies

During the six months ended September 30, 2016, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$56,276	$17,934
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	46,660	1,261
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	4,196	6,165
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	—	623
Emerging Markets High Dividend Fund
Foreign exchange contracts	786,089	2,330,365
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	125,226	11,282

88	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	$144,813	$206,592
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	150,041
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	14,287	15,031
Global High Dividend Fund
Foreign exchange contracts	7,096	11,443
India Earnings Fund (consolidated)
Foreign exchange contracts	—	5,620,411
Middle East Dividend Fund
Foreign exchange contracts	2,358	13,370

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statements of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	89

Notes to Financial Statements (unaudited) (continued)

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent

Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that

90	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets					Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received		Net Amount		Financial Instruments	Collateral Posted	Net Amount
Asia Pacific ex-Japan Fund
Securities Lending	$397,535	$—	$(397,535)[1]		$—	$—	$—	$—	$—
Foreign Currency Contracts	8	—	—		8	—	—	—	—
China ex-State-Owned Enterprises Fund
Securities Lending	87,176	—	(87,176)[1]		—	—	—	—	—
Foreign Currency Contracts	10	—	—		10	—	—	—	—
Emerging Markets Consumer Growth Fund
Securities Lending	9,145	—	(9,145)[1]		—	—	—	—	—
Foreign Currency Contracts	2	—	—		2	—	—	—	—
Emerging Markets High Dividend Fund
Securities Lending	49,793,911	—	(49,793,911)[1]		—	—	—	—	—
Foreign Currency Contracts	22,145	—	—		22,145	10,685	—	—	10,685
Emerging Markets Quality Dividend Growth Fund
Securities Lending	1,856,131	—	(1,856,131)[1]		—	—	—	—	—
Foreign Currency Contracts	—	—	—		—	28	—	—	28
Emerging Markets SmallCap Dividend Fund
Securities Lending	57,375,667	—	(57,375,667)[1]		—	—	—	—	—
Foreign Currency Contracts	20	—	—		20	—	—	—	—
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	2,171,529	—	(2,171,529	) [1]	—	—	—	—	—

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	91

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Global ex-U.S. Real Estate Fund
Securities Lending	$1,963,673	$—	$(1,963,673)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	3	—	—	3	1	—	—	1
Global High Dividend Fund
Securities Lending	362,327	—	(362,327)[1]	—	—	—	—	—
Foreign Currency Contracts	10	—	—	10	—	—	—	—
India Earnings Fund (consolidated)
Foreign Currency Contracts	38,409	—	—	38,409	—	—	—	—
Middle East Dividend Fund
Foreign Currency Contracts	—	—	—	—	2	—	—	2
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for MCM to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and

92	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (continued)

counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Asia Pacific ex-Japan Fund	0.48%
China ex-State-Owned Enterprises Fund	0.63%*
Emerging Markets Consumer Growth Fund	0.63%
Emerging Markets ex-State-Owned Enterprises Fund	0.58%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Quality Dividend Growth Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Global ex-U.S. Quality Dividend Growth Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
Global High Dividend Fund	0.58%
India Earnings Fund (consolidated)	0.83%
Middle East Dividend Fund	0.88%
*	WTAM has contractually agreed to limit the advisory fee to 0.53% per annum based on the average daily net assets through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2016 are as follows:

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2016	Dividend Income
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$99,499	$933,493	$853,153	$196,808	$11,974

Emerging Markets High Dividend Fund
WisdomTree Global High Dividend Fund	$—	$3,398,361	$2,323,743	$1,102,186	$29,975

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets High Dividend Fund	$—	$16,822,995	$16,907,560	$—	$218,336

Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Emerging Markets High Dividend Fund	$17,798	$421,730	$354,206	$89,680	$6,986
WisdomTree International Equity Fund	26,421	636,598	526,832	135,185	6,568
Total	$44,219	$1,058,328	$881,038	$224,865	$13,554

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$55,286	$935,676	$1,002,513	$—	$3,153

Global High Dividend Fund
WisdomTree High Dividend Fund	$—	$285,830	$289,847	$—	$947
WisdomTree International High Dividend Fund	—	854,991	863,111	—	8,964
Total	$—	$1,140,821	$1,152,958	$—	$9,911

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2016, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. The India Earnings Fund and Middle East Dividend Fund issue and redeem shares on a

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Notes to Financial Statements (unaudited) (continued)

cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2016 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Asia Pacific ex-Japan Fund	$4,385,728	$3,362,200	$3,816,631	$1,986,141
China ex-State-Owned Enterprises Fund	1,559,581	1,612,561	—	2,329,201
Emerging Markets Consumer Growth Fund	220,773	209,746	—	—
Emerging Markets ex-State-Owned Enterprises Fund	56,325	49,464	—	—
Emerging Markets High Dividend Fund	121,683,124	62,626,884	95,425,539	16,854,700
Emerging Markets Quality Dividend Growth Fund	3,071,602	2,071,358	1,232,505	—
Emerging Markets SmallCap Dividend Fund	85,658,205	62,411,517	16,252,211	—
Global ex-U.S. Quality Dividend Growth Fund	4,709,705	4,645,228	3,643,509	3,602,360
Global ex-U.S. Real Estate Fund	3,192,542	3,159,716	—	8,240,500
Global High Dividend Fund	2,078,730	2,060,100	—	—
India Earnings Fund (consolidated)	276,443,952	528,155,484	—	—
Middle East Dividend Fund	632,832	943,063	—	—

6. FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$51,732,671	$5,855,536	$(5,950,414)	$(94,878)
China ex-State-Owned Enterprises Fund	8,201,425	962,741	(1,295,944)	(333,203)
Emerging Markets Consumer Growth Fund	13,513,842	1,691,756	(1,626,005)	65,751
Emerging Markets ex-State-Owned Enterprises Fund	2,271,222	319,448	(267,641)	51,807
Emerging Markets High Dividend Fund	1,836,364,274	102,179,423	(380,607,871)	(278,428,448)
Emerging Markets Quality Dividend Growth Fund	35,453,984	4,422,063	(2,812,484)	1,609,579
Emerging Markets SmallCap Dividend Fund	976,644,283	157,638,647	(109,976,798)	47,661,849
Global ex-U.S. Quality Dividend Growth Fund	66,139,221	7,620,377	(3,548,456)	4,071,921
Global ex-U.S. Real Estate Fund	92,419,404	9,603,605	(10,946,509)	(1,342,904)
Global High Dividend Fund	74,779,709	7,105,538	(5,264,913)	1,840,625
India Earnings Fund (consolidated)	1,216,421,859	253,133,161	(94,850,782)	158,282,379
Middle East Dividend Fund	22,098,496	1,714,700	(3,650,535)	(1,935,835)

7. MAURITIUS INCOME TAX

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities which entitles it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”). Since the India Earnings Fund makes its investments through the Portfolio, a wholly owned subsidiary organized in the Republic of Mauritius, this structure should permit the India Earnings Fund to benefit from the tax treaty. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the Portfolio. In March 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act, 1961 (“IT Act”), which included certain General Anti-Avoidance Rules (“GAAR”). The Finance Act, 2015 (“FA 2015”) amended the IT Act to defer the applicability of GAAR to financial years beginning on or after April 1, 2017. The Government of India has also committed to grandfather all investments made into India up-to April 1, 2017 from the applicability of GAAR, irrespective of the date of exit of the investments.

94	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Notes to Financial Statements (unaudited) (concluded)

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, i.e. the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes incurred. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Effective August 8, 2012, in connection with the new advisory agreement, the Mauritius income tax is paid by WTAM.

8. DEMAND NOTE

During the period ended September 30, 2016, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $275,000,000 until the stated maturity date of October 3, 2016. During the period ended September 30, 2016, the Fund utilized the demand note and borrowed for a period of 7 days with an average outstanding loan balance of $175,957,143 and a weighted average interest rate of 2.74% per annum. Interest expense related to the loan for the fiscal year ended September 30, 2016 was $92,378. At September 30, 2016, the Fund did not have any amounts outstanding under the demand note agreement.

9. ADDITIONAL INFORMATION

The Board of Trustees, after careful consideration, approved the liquidation of the Commodity Country Equity Fund, the Global ex-U.S. Utility Fund and the Global Natural Resources Fund on September 28, 2016.

The last day of secondary market trading of shares of the Funds on their respective exchanges was September 22, 2016. Shareholders were able to sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. Each Fund was closed to new investors as of September 22, 2016.

Beginning on or about this date, each Fund was in the process of liquidating its portfolio assets. This caused each Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus. Shareholders remaining in the Funds had their shares automatically redeemed and received cash in an amount equal to the net asset value of their shares as of the close of business on September 28, 2016. This amount included any accrued capital gains and dividends. Shareholders remaining in the Funds were not charged any transaction fees by the Funds.

Whether an investor sold their shares or were automatically redeemed, an investor will generally recognize a capital gain (or loss) equal to the amount received above (or below) the adjusted cost basis in such shares.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	95

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2016 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of applicable series herein (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds, (the “Sub-Advisory Agreement,” and, collectively with the Advisory Agreements, the “Agreements.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 4, 2016, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including each of the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

96	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

The Board discussed the Funds’ performance, noting that the Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median and average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund or certain comparison funds.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

* * * * * *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	97

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

98	WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets Funds	99

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2016:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1961

WisdomTree Trust

Domestic Earnings and Dividend Funds

Semi-Annual Report

September 30, 2016

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Utilities	15.7%
Energy	14.5%
Consumer Discretionary	13.0%
Information Technology	11.3%
Consumer Staples	11.0%
Industrials	10.9%
Materials	8.8%
Healthcare	8.3%
Telecommunication Services	6.1%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Spectra Energy Corp.	3.0%
CenturyLink, Inc.	2.5%
Las Vegas Sands Corp.	2.3%
Williams Cos., Inc. (The)	2.3%
CenterPoint Energy, Inc.	2.3%
Mattel, Inc.	2.0%
AT&T, Inc.	2.0%
Entergy Corp.	1.7%
Exelon Corp.	1.7%
Verizon Communications, Inc.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dividend ex-Financials Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	5.90%	20.91%	10.81%	14.79%	7.57%	8.26%
Fund Market Price Returns	5.90%	20.88%	10.82%	14.77%	7.55%	8.25%
WisdomTree Dividend Top 100/Dividend ex-Financials Spliced Index[2]	6.11%	21.47%	11.24%	15.22%	8.06%	8.66%
Dow Jones U.S. Select Dividend Index (SM)	6.84%	22.24%	12.96%	16.46%	7.07%	7.56%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.
[2]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	1

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Information Technology	20.8%
Financials	20.0%
Healthcare	11.1%
Consumer Discretionary	11.0%
Industrials	11.0%
Consumer Staples	10.1%
Energy	5.2%
Utilities	3.4%
Materials	2.7%
Telecommunication Services	2.6%
Real Estate	1.8%
Investment Company	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Apple, Inc.	5.3%
JPMorgan Chase & Co.	2.5%
Berkshire Hathaway, Inc., Class B	2.5%
Exxon Mobil Corp.	2.4%
Wal-Mart Stores, Inc.	1.8%
Wells Fargo & Co.	1.8%
Johnson & Johnson	1.7%
Microsoft Corp.	1.6%
Verizon Communications, Inc.	1.6%
Alphabet, Inc., Class A	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Earnings 500 Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for

Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs.

Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.48%	12.96%	9.70%	15.26%	6.10%
Fund Market Price Returns	5.54%	13.06%	9.72%	15.27%	6.11%
WisdomTree Earnings 500 Index	5.62%	13.23%	9.99%	15.59%	6.40%
S&P 500® Index	6.40%	15.43%	11.16%	16.37%	6.53%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree High Dividend Fund (DHS)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Staples	17.4%
Energy	16.5%
Real Estate	12.3%
Telecommunication Services	10.3%
Utilities	9.9%
Information Technology	7.9%
Industrials	7.2%
Healthcare	6.9%
Consumer Discretionary	6.7%
Financials	2.4%
Materials	2.1%
Investment Company	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
AT&T, Inc.	5.3%
Exxon Mobil Corp.	5.1%
Verizon Communications, Inc.	4.1%
Chevron Corp.	3.7%
General Electric Co.	3.3%
Procter & Gamble Co. (The)	3.2%
Wal-Mart Stores, Inc.	3.0%
Pfizer, Inc.	2.8%
Philip Morris International, Inc.	2.8%
Kinder Morgan, Inc.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree High Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree High Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	6.97%	23.94%	12.24%	15.47%	5.93%	6.74%
Fund Market Price Returns	7.03%	24.04%	12.29%	15.47%	5.93%	6.75%
WisdomTree High Dividend Index	7.15%	24.48%	12.67%	15.90%	6.27%	7.08%
Russell 1000® Value Index	8.22%	16.20%	9.70%	16.15%	5.85%	6.53%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	3

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Information Technology	15.1%
Consumer Staples	14.9%
Energy	11.8%
Healthcare	11.2%
Financials	10.4%
Industrials	10.2%
Consumer Discretionary	7.8%
Telecommunication Services	6.5%
Utilities	5.2%
Real Estate	4.3%
Materials	2.5%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Exxon Mobil Corp.	3.5%
AT&T, Inc.	3.5%
Microsoft Corp.	3.0%
Apple, Inc.	2.9%
Verizon Communications, Inc.	2.6%
Johnson & Johnson	2.4%
Chevron Corp.	2.4%
General Electric Co.	2.1%
Procter & Gamble Co. (The)	2.1%
Wal-Mart Stores, Inc.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	6.36%	17.78%	10.83%	15.02%	6.46%	7.15%
Fund Market Price Returns	6.40%	17.83%	10.85%	15.00%	6.45%	7.13%
WisdomTree LargeCap Dividend Index	6.51%	18.17%	11.15%	15.35%	6.84%	7.50%
S&P 500® Index	6.40%	15.43%	11.16%	16.37%	7.24%	7.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	20.5%
Consumer Staples	16.6%
Industrials	15.0%
Financials	14.2%
Healthcare	12.6%
Information Technology	7.2%
Energy	6.7%
Materials	3.8%
Utilities	2.4%
Real Estate	0.4%
Telecommunication Services	0.4%
Investment Company	0.2%
Other Assets less Liabilities‡	0.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Mondelez International, Inc., Class A	4.4%
UnitedHealth Group, Inc.	3.7%
Home Depot, Inc. (The)	3.4%
Boeing Co. (The)	2.8%
CVS Health Corp.	2.4%
Phillips 66	2.3%
Lockheed Martin Corp.	2.2%
Dow Chemical Co. (The)	2.0%
American International Group, Inc.	2.0%
Valero Energy Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Value Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	1.58%	4.04%	8.14%	13.86%	4.29%
Fund Market Price Returns	1.65%	4.15%	8.18%	13.88%	4.32%
WisdomTree Low P/E/LargeCap Value Spliced Index[2]	1.75%	4.40%	8.53%	14.27%	4.65%
Russell 1000® Value Index	8.22%	16.20%	9.70%	16.15%	4.97%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.
[2]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	5

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Consumer Discretionary	17.9%
Real Estate	16.1%
Industrials	14.4%
Utilities	13.8%
Financials	9.0%
Materials	8.6%
Information Technology	7.6%
Energy	5.9%
Consumer Staples	3.1%
Healthcare	2.2%
Telecommunication Services	1.1%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
ONEOK, Inc.	2.9%
Mattel, Inc.	1.3%
CenterPoint Energy, Inc.	1.3%
Macquarie Infrastructure Corp.	1.0%
Coach, Inc.	1.0%
Frontier Communications Corp.	1.0%
Microchip Technology, Inc.	0.9%
SCANA Corp.	0.9%
CMS Energy Corp.	0.9%
Helmerich & Payne, Inc.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	7.25%	20.80%	12.40%	17.84%	8.79%	9.20%
Fund Market Price Returns	7.29%	20.78%	12.40%	17.86%	8.80%	9.24%
WisdomTree MidCap Dividend Index	7.47%	21.24%	12.77%	18.21%	8.84%	9.25%
S&P MidCap 400® Index	8.30%	15.33%	9.35%	16.50%	9.11%	9.07%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	19.4%
Consumer Discretionary	17.6%
Financials	17.0%
Information Technology	12.5%
Real Estate	7.1%
Utilities	6.1%
Energy	5.4%
Materials	5.3%
Healthcare	5.1%
Consumer Staples	3.9%
Investment Company	0.3%
Telecommunication Services	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Antero Resources Corp.	1.9%
Navient Corp.	0.9%
Popular, Inc.	0.9%
Radian Group, Inc.	0.9%
ONEOK, Inc.	0.8%
MGIC Investment Corp.	0.8%
TEGNA, Inc.	0.8%
Pilgrim’s Pride Corp.	0.7%
Discovery Communications, Inc., Class A	0.7%
Trinity Industries, Inc.	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	6.99%	12.99%	8.08%	16.88%	8.44%
Fund Market Price Returns	7.22%	13.17%	8.13%	16.93%	8.47%
WisdomTree MidCap Earnings Index	7.14%	13.29%	8.34%	17.18%	8.67%
S&P MidCap 400® Index	8.30%	15.33%	9.35%	16.50%	7.86%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	7

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	17.4%
Consumer Discretionary	15.8%
Real Estate	15.1%
Financials	10.5%
Utilities	10.2%
Materials	8.5%
Information Technology	8.0%
Energy	5.2%
Consumer Staples	4.8%
Telecommunication Services	2.4%
Healthcare	1.8%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Targa Resources Corp.	2.4%
Joy Global, Inc.	1.2%
Nu Skin Enterprises, Inc., Class A	1.0%
Covanta Holding Corp.	1.0%
Regal Entertainment Group, Class A	0.9%
Pattern Energy Group, Inc.	0.9%
Quad/Graphics, Inc.	0.8%
Royal Gold, Inc.	0.8%
Black Hills Corp.	0.8%
ALLETE, Inc.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	11.49%	23.29%	9.52%	17.44%	7.29%	7.80%
Fund Market Price Returns	11.56%	23.33%	9.48%	17.47%	7.28%	7.79%
WisdomTree SmallCap Dividend Index	11.63%	23.52%	9.72%	17.53%	7.33%	7.86%
Russell 2000® Index	13.18%	15.47%	6.71%	15.82%	7.07%	7.38%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	22.3%
Industrials	21.9%
Consumer Discretionary	15.9%
Information Technology	10.7%
Healthcare	8.4%
Energy	5.9%
Materials	4.8%
Consumer Staples	3.8%
Real Estate	2.7%
Utilities	2.5%
Telecommunication Services	0.9%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
EP Energy Corp., Class A	1.8%
Joy Global, Inc.	1.4%
Evolent Health, Inc., Class A	1.4%
First BanCorp	1.1%
Sanderson Farms, Inc.	0.9%
KCG Holdings, Inc., Class A	0.8%
Swift Transportation Co.	0.8%
Atwood Oceanics, Inc.	0.8%
Hyatt Hotels Corp., Class A	0.7%
Nelnet, Inc., Class A	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	11.20%	17.19%	6.06%	15.91%	7.02%
Fund Market Price Returns	11.29%	17.23%	6.03%	15.93%	7.00%
WisdomTree SmallCap Earnings Index	11.29%	17.30%	6.20%	16.09%	7.11%
Russell 2000® Index	13.18%	15.47%	6.71%	15.82%	5.88%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	9

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Information Technology	13.6%
Consumer Staples	12.9%
Financials	11.3%
Energy	10.6%
Industrials	10.4%
Healthcare	9.6%
Consumer Discretionary	8.7%
Real Estate	7.9%
Utilities	6.0%
Telecommunication Services	5.6%
Materials	3.2%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Exxon Mobil Corp.	3.0%
AT&T, Inc.	2.9%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Verizon Communications, Inc.	2.2%
Johnson & Johnson	2.0%
Chevron Corp.	2.0%
General Electric Co.	1.8%
Procter & Gamble Co. (The)	1.7%
Wal-Mart Stores, Inc.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	10 Year	Since Inception[1]
Fund NAV Returns	6.75%	18.36%	11.03%	15.39%	6.77%	7.41%
Fund Market Price Returns	6.88%	18.59%	11.10%	15.40%	6.79%	7.41%
WisdomTree Dividend Index	6.90%	18.71%	11.35%	15.75%	7.22%	7.84%
Russell 3000® Index	7.14%	14.96%	10.44%	16.36%	7.37%	7.82%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Financials	20.1%
Information Technology	19.7%
Industrials	12.2%
Consumer Discretionary	11.7%
Healthcare	10.4%
Consumer Staples	9.5%
Energy	5.0%
Utilities	3.5%
Materials	3.0%
Real Estate	2.6%
Telecommunication Services	2.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Apple, Inc.	4.7%
JPMorgan Chase & Co.	2.2%
Berkshire Hathaway, Inc., Class B	2.2%
Exxon Mobil Corp.	2.1%
Wal-Mart Stores, Inc.	1.6%
Wells Fargo & Co.	1.6%
Johnson & Johnson	1.5%
Microsoft Corp.	1.5%
Alphabet, Inc., Class A	1.4%
Verizon Communications, Inc.	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Earnings Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.69%	12.92%	9.38%	15.37%	6.36%
Fund Market Price Returns	5.91%	13.09%	9.39%	15.36%	6.37%
WisdomTree Earnings Index	5.97%	13.36%	9.75%	15.78%	6.64%
Russell 3000® Index	7.14%	14.96%	10.44%	16.36%	6.54%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	11

Performance Summary (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	21.0%
Information Technology	20.9%
Consumer Discretionary	19.0%
Consumer Staples	17.1%
Healthcare	14.4%
Financials	3.6%
Materials	3.0%
Energy	0.9%
Real Estate	0.0%	*
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

*	Represents less than 0.1%.

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Coca-Cola Co. (The)	3.8%
Microsoft Corp.	3.6%
Apple, Inc.	3.3%
Altria Group, Inc.	3.3%
AbbVie, Inc.	2.9%
International Business Machines Corp.	2.4%
Cisco Systems, Inc.	2.1%
Intel Corp.	2.0%
3M Co.	1.9%
McDonald’s Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	4.50%	15.28%	10.75%	10.30%
Fund Market Price Returns	4.60%	15.42%	10.76%	10.31%
WisdomTree U.S. Quality Dividend Growth Index	4.61%	15.58%	11.03%	10.58%
NASDAQ U.S. Dividend Achievers (TM) Select Index	4.41%	16.35%	8.83%	8.53%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Domestic Earnings and Dividend Funds

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown† as of 9/30/16

Sector	% of Net Assets
Industrials	26.9%
Consumer Discretionary	22.1%
Materials	12.8%
Information Technology	11.1%
Financials	9.0%
Consumer Staples	7.1%
Utilities	4.5%
Healthcare	2.5%
Energy	1.4%
Real Estate	1.2%
Telecommunication Services	1.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/16

Description	% of Net Assets
Nu Skin Enterprises, Inc., Class A	3.0%
Joy Global, Inc.	2.8%
South Jersey Industries, Inc.	2.1%
Worthington Industries, Inc.	1.7%
Science Applications International Corp.	1.7%
Cohen & Steers, Inc.	1.3%
Greif, Inc., Class A	1.3%
Meredith Corp.	1.2%
Hope Bancorp, Inc.	1.2%
GATX Corp.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index.

The following performance table is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2016, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/16

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	10.69%	21.00%	8.03%	8.97%
Fund Market Price Returns	10.76%	21.01%	7.99%	8.93%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	10.78%	21.19%	8.24%	9.18%
Russell 2000® Index	13.18%	15.47%	6.71%	7.01%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Earnings and Dividend Funds	13

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the Financials sector.

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The WisdomTree Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Value Index is comprised of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index is comprised of companies with the lowest price-to- earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

14	WisdomTree Domestic Earnings and Dividend Funds

Description of Indexes (unaudited) (concluded)

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree Investments, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Domestic Earnings and Dividend Funds	15

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/1/16 to 9/30/16” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes
The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	WisdomTree Domestic Earnings and Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratio Based on the Period 4/1/16 to 9/30/16	Expenses Paid During the Period† 4/1/16 to 9/30/16
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,059.00	0.38%	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,054.80	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree High Dividend Fund
Actual	$1,000.00	$1,069.70	0.38%	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,063.60	0.28%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,015.80	0.38%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,072.50	0.38%	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,069.90	0.38%	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,114.90	0.38%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,112.00	0.38%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,067.50	0.28%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,056.90	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree U.S. Quality Dividend Growth Fund
Actual	$1,000.00	$1,045.00	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Actual	$1,000.00	$1,106.90	0.38%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

WisdomTree Domestic Earnings and Dividend Funds	17

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	37,283	$8,937,481
Air Freight & Logistics – 0.9%
United Parcel Service, Inc. Class B	78,230	8,555,233
Automobiles – 2.1%
Ford Motor Co.	825,622	9,965,258
General Motors Co.	309,712	9,839,550

Total Automobiles		19,804,808
Beverages – 0.9%
Coca-Cola Co. (The)	197,505	8,358,412
Biotechnology – 1.9%
AbbVie, Inc.	195,543	12,332,897
Amgen, Inc.	34,087	5,686,052

Total Biotechnology		18,018,949
Chemicals – 5.1%
Air Products & Chemicals, Inc.	48,993	7,365,608
CF Industries Holdings, Inc.	170,584	4,153,720
Dow Chemical Co. (The)	177,797	9,215,218
E.I. du Pont de Nemours & Co.	86,282	5,778,305
Monsanto Co.	65,228	6,666,302
Mosaic Co. (The)	319,067	7,804,379
Praxair, Inc.	64,794	7,829,059

Total Chemicals		48,812,591
Commercial Services & Supplies – 1.9%
Republic Services, Inc.	170,562	8,604,853
Waste Management, Inc.	150,065	9,568,144

Total Commercial Services & Supplies		18,172,997
Communications Equipment – 1.1%
Cisco Systems, Inc.	316,864	10,050,926
Containers & Packaging – 2.4%
International Paper Co.	297,495	14,273,810
WestRock Co.	174,181	8,444,295

Total Containers & Packaging		22,718,105
Diversified Telecommunication Services – 6.1%
AT&T, Inc.	453,481	18,415,863
CenturyLink, Inc.	867,636	23,799,256
Verizon Communications, Inc.	298,651	15,523,879

Total Diversified Telecommunication Services		57,738,998
Electric Utilities – 10.6%
American Electric Power Co., Inc.	197,583	12,686,805
Duke Energy Corp.	193,403	15,479,976
Entergy Corp.	209,525	16,076,853
Exelon Corp.	471,700	15,702,893
FirstEnergy Corp.	392,989	13,000,076
PPL Corp.	365,492	12,635,059
Southern Co. (The)	295,621	15,165,357

Total Electric Utilities		100,747,019
Electrical Equipment – 1.3%
Emerson Electric Co.	225,188	12,274,998
Energy Equipment & Services – 1.5%
National Oilwell Varco, Inc.	399,008	14,659,554
Food & Staples Retailing – 2.2%
Sysco Corp.	198,374	9,722,310
Wal-Mart Stores, Inc.	151,291	10,911,107

Total Food & Staples Retailing		20,633,417
Food Products – 3.2%
Archer-Daniels-Midland Co.	241,940	10,202,610
General Mills, Inc.	141,085	9,012,510
Kraft Heinz Co. (The)	120,417	10,778,525

Total Food Products		29,993,645
Health Care Equipment & Supplies – 1.2%
Abbott Laboratories	129,904	5,493,640
ResMed, Inc.	98,191	6,361,795

Total Health Care Equipment & Supplies		11,855,435
Health Care Providers & Services – 0.8%
Quest Diagnostics, Inc.	88,881	7,521,999
Hotels, Restaurants & Leisure – 3.5%
Darden Restaurants, Inc.	182,826	11,210,890
Las Vegas Sands Corp.	385,396	22,175,686

Total Hotels, Restaurants & Leisure		33,386,576
Household Products – 1.2%
Procter & Gamble Co. (The)	122,442	10,989,169
Industrial Conglomerates – 0.8%
General Electric Co.	273,966	8,114,873
IT Services – 3.3%
International Business Machines Corp.	74,720	11,869,272
Paychex, Inc.	159,441	9,226,851
Western Union Co. (The)	483,491	10,066,282

Total IT Services		31,162,405
Leisure Products – 2.0%
Mattel, Inc.	627,654	19,005,363
Machinery – 4.2%
Caterpillar, Inc.	174,619	15,500,929
Cummins, Inc.	119,535	15,318,410
Deere & Co.(a)	105,155	8,974,979

Total Machinery		39,794,318
Metals & Mining – 1.3%
Nucor Corp.	242,429	11,988,114
Multi-Utilities – 5.1%
CenterPoint Energy, Inc.	943,007	21,906,053
Consolidated Edison, Inc.	185,338	13,955,951
Public Service Enterprise Group, Inc.	290,384	12,158,378

Total Multi-Utilities		48,020,382
Multiline Retail – 2.1%
Kohl’s Corp.	222,674	9,741,988

See Notes to Financial Statements.

18	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2016

Investments	Shares	Value
Macy’s, Inc.	270,301	$10,014,652

Total Multiline Retail		19,756,640
Oil, Gas & Consumable Fuels – 13.0%
Chevron Corp.	145,865	15,012,426
ConocoPhillips	306,657	13,330,380
Exxon Mobil Corp.	129,320	11,287,050
HollyFrontier Corp.	169,295	4,147,727
Kinder Morgan, Inc.	486,413	11,250,733
Occidental Petroleum Corp.	161,990	11,812,311
Spectra Energy Corp.	670,118	28,647,544
Valero Energy Corp.	111,446	5,906,638
Williams Cos., Inc. (The)	714,185	21,946,905

Total Oil, Gas & Consumable Fuels		123,341,714
Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	87,678	4,727,598
Eli Lilly & Co.	78,713	6,317,505
Johnson & Johnson	78,219	9,240,011
Merck & Co., Inc.	178,825	11,160,468
Pfizer, Inc.	286,747	9,712,121

Total Pharmaceuticals		41,157,703
Semiconductors & Semiconductor Equipment – 3.5%
KLA-Tencor Corp.	124,414	8,672,900
Maxim Integrated Products, Inc.	221,117	8,829,202
QUALCOMM, Inc.	223,458	15,306,873

Total Semiconductors & Semiconductor Equipment		32,808,975
Software – 1.2%
CA, Inc.	353,141	11,681,904
Specialty Retail – 1.8%
Gap, Inc. (The)(a)	356,593	7,930,629
Staples, Inc.	1,125,975	9,627,086

Total Specialty Retail		17,557,715
Technology Hardware, Storage & Peripherals – 2.3%
HP, Inc.	873,048	13,558,435
Western Digital Corp.	138,713	8,110,549

Total Technology Hardware, Storage & Peripherals		21,668,984
Textiles, Apparel & Luxury Goods – 1.4%
Coach, Inc.	376,946	13,781,146
Tobacco – 3.7%
Altria Group, Inc.	187,349	11,846,077
Philip Morris International, Inc.	145,758	14,170,593
Reynolds American, Inc.	187,952	8,861,937

Total Tobacco		34,878,607
Trading Companies & Distributors – 0.8%
Fastenal Co.	188,116	7,859,486
TOTAL COMMON STOCKS (Cost: $845,975,185)		945,808,641
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree LargeCap Dividend Fund(b)	12,710	978,543
WisdomTree MidCap Dividend Fund(b)	10,724	974,597

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,925,293)		1,953,140
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $2,990,625)(d)	2,990,625	2,990,625
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $850,891,103)		950,752,406
Liabilities in Excess of Cash and Other Assets – (0.1)%		(1,404,617)

NET ASSETS – 100.0%		$949,347,789
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)	At September 30, 2016, the total market value of the Fund’s securities on loan was $2,923,767 and the total market value of the collateral held by the Fund was $2,990,625.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	19

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 2.7%
Boeing Co. (The)	5,018	$661,071
General Dynamics Corp.	2,626	407,450
L-3 Communications Holdings, Inc.	598	90,137
Lockheed Martin Corp.	2,161	518,035
Northrop Grumman Corp.	1,141	244,117
Raytheon Co.	2,131	290,093
Rockwell Collins, Inc.	942	79,448
Spirit AeroSystems Holdings, Inc. Class A*	1,861	82,889
Textron, Inc.	1,933	76,837
TransDigm Group, Inc.*	239	69,100
United Technologies Corp.	7,182	729,691

Total Aerospace & Defense		3,248,868
Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	918	64,682
Expeditors International of Washington, Inc.	1,085	55,899
FedEx Corp.	1,149	200,707
United Parcel Service, Inc. Class B	5,982	654,192

Total Air Freight & Logistics		975,480
Airlines – 1.5%
Alaska Air Group, Inc.	1,147	75,541
American Airlines Group, Inc.	13,523	495,077
Delta Air Lines, Inc.	6,713	264,224
JetBlue Airways Corp.*	2,755	47,496
Southwest Airlines Co.	4,999	194,411
United Continental Holdings, Inc.*	13,608	714,012

Total Airlines		1,790,761
Auto Components – 0.4%
BorgWarner, Inc.	1,796	63,183
Goodyear Tire & Rubber Co. (The)	10,595	342,219
Lear Corp.	769	93,218

Total Auto Components		498,620
Automobiles – 0.9%
Ford Motor Co.	48,197	581,738
General Motors Co.	14,011	445,129
Harley-Davidson, Inc.	2,073	109,019

Total Automobiles		1,135,886
Banks – 9.1%
Bank of America Corp.	110,026	1,721,907
BB&T Corp.	6,320	238,390
CIT Group, Inc.	3,462	125,671
Citigroup, Inc.	31,275	1,477,118
Citizens Financial Group, Inc.	3,659	90,414
Comerica, Inc.	1,586	75,050
Fifth Third Bancorp	8,034	164,376
First Republic Bank	769	59,298
Huntington Bancshares, Inc.	7,504	73,989
JPMorgan Chase & Co.	45,491	3,029,246
KeyCorp	8,816	107,291
M&T Bank Corp.	960	111,456
PNC Financial Services Group, Inc. (The)	4,897	441,171
Regions Financial Corp.	11,243	110,968
Signature Bank*	263	31,152
SunTrust Banks, Inc.	4,954	216,985
SVB Financial Group*	299	33,051
U.S. Bancorp	16,274	697,992
Wells Fargo & Co.	48,561	2,150,281

Total Banks		10,955,806
Beverages – 1.5%
Brown-Forman Corp. Class B	1,698	80,553
Coca-Cola Co. (The)	16,888	714,700
Constellation Brands, Inc. Class A	848	141,184
Dr. Pepper Snapple Group, Inc.	976	89,119
Molson Coors Brewing Co. Class B	784	86,083
Monster Beverage Corp.*	352	51,677
PepsiCo, Inc.	6,330	688,514

Total Beverages		1,851,830
Biotechnology – 3.0%
AbbVie, Inc.	6,197	390,845
Alexion Pharmaceuticals, Inc.*	173	21,199
Amgen, Inc.	4,999	833,883
Biogen, Inc.*	1,531	479,249
Celgene Corp.*	1,790	187,109
Gilead Sciences, Inc.	20,276	1,604,237
Regeneron Pharmaceuticals, Inc.*	126	50,655
United Therapeutics Corp.*	502	59,276

Total Biotechnology		3,626,453
Building Products – 0.1%
Fortune Brands Home & Security, Inc.	594	34,512
Masco Corp.	1,627	55,822

Total Building Products		90,334
Capital Markets – 3.6%
Affiliated Managers Group, Inc.*	405	58,604
Ameriprise Financial, Inc.	1,859	185,473
Bank of New York Mellon Corp. (The)	7,543	300,815
BlackRock, Inc.	1,205	436,764
Charles Schwab Corp. (The)	4,814	151,978
CME Group, Inc.	1,641	171,517
E*TRADE Financial Corp.*	849	24,723
FactSet Research Systems, Inc.	159	25,774
Franklin Resources, Inc.	6,568	233,624
Goldman Sachs Group, Inc. (The)	4,738	764,097
Intercontinental Exchange, Inc.	586	157,845
Moody’s Corp.	1,215	131,560
Morgan Stanley	21,747	697,209
MSCI, Inc.	346	29,043
Nasdaq, Inc.	852	57,544
Northern Trust Corp.	1,602	108,920
Raymond James Financial, Inc.	1,016	59,141
S&P Global, Inc.	1,180	149,341
SEI Investments Co.	720	32,839
State Street Corp.	3,851	268,145

See Notes to Financial Statements.

20	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2016

Investments	Shares	Value
T. Rowe Price Group, Inc.	2,014	$133,931
TD Ameritrade Holding Corp.	2,745	96,734

Total Capital Markets		4,275,621
Chemicals – 2.1%
Air Products & Chemicals, Inc.	1,191	179,055
Ashland Global Holdings, Inc.	532	61,685
Celanese Corp. Series A	892	59,372
CF Industries Holdings, Inc.	2,684	65,355
Dow Chemical Co. (The)	8,996	466,263
E.I. du Pont de Nemours & Co.	3,951	264,598
Eastman Chemical Co.	1,444	97,730
Ecolab, Inc.	1,199	145,942
GCP Applied Technologies, Inc.*	221	6,259
Ingevity Corp.*	233	10,741
International Flavors & Fragrances, Inc.	474	67,768
Monsanto Co.	3,007	307,315
Mosaic Co. (The)	5,018	122,740
PPG Industries, Inc.	1,439	148,735
Praxair, Inc.	1,614	195,020
Sherwin-Williams Co. (The)	438	121,177
Valspar Corp. (The)	510	54,096
W.R. Grace & Co.	221	16,310
Westlake Chemical Corp.	1,536	82,176

Total Chemicals		2,472,337
Commercial Services & Supplies – 0.2%
Cintas Corp.	550	61,930
Republic Services, Inc.	1,759	88,742
Stericycle, Inc.*	324	25,965
Waste Management, Inc.	1,801	114,832

Total Commercial Services & Supplies		291,469
Communications Equipment – 1.3%
Cisco Systems, Inc.	43,159	1,369,004
F5 Networks, Inc.*	463	57,708
Harris Corp.	542	49,653
Juniper Networks, Inc.	2,004	48,216
Motorola Solutions, Inc.	644	49,124

Total Communications Equipment		1,573,705
Construction & Engineering – 0.1%
Fluor Corp.	1,863	95,609
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	215	38,509
Vulcan Materials Co.	191	21,722

Total Construction Materials		60,231
Consumer Finance – 1.3%
American Express Co.	8,911	570,661
Capital One Financial Corp.	6,417	460,933
Discover Financial Services	4,873	275,568
Synchrony Financial	8,770	245,560

Total Consumer Finance		1,552,722
Containers & Packaging – 0.4%
Ball Corp.	503	41,221
Crown Holdings, Inc.*	884	50,468
International Paper Co.	3,777	181,220
Packaging Corp. of America	846	68,746
Sealed Air Corp.	677	31,020
WestRock Co.	1,402	67,969

Total Containers & Packaging		440,644
Distributors – 0.1%
Genuine Parts Co.	995	99,948
LKQ Corp.*	1,665	59,041

Total Distributors		158,989
Diversified Consumer Services – 0.0%
H&R Block, Inc.	1,920	44,448
Diversified Financial Services – 2.7%
Berkshire Hathaway, Inc. Class B*	20,501	2,961,779
Leucadia National Corp.	1,753	33,377
Voya Financial, Inc.	7,657	220,675

Total Diversified Financial Services		3,215,831
Diversified Telecommunication Services – 2.5%
AT&T, Inc.	23,938	972,122
CenturyLink, Inc.	2,912	79,876
Level 3 Communications, Inc.*	451	20,917
Verizon Communications, Inc.	36,775	1,911,565

Total Diversified Telecommunication Services		2,984,480
Electric Utilities – 2.3%
Alliant Energy Corp.	1,706	65,357
American Electric Power Co., Inc.	3,797	243,805
Duke Energy Corp.	4,386	351,055
Edison International	2,908	210,103
Eversource Energy	2,322	125,806
Exelon Corp.	7,711	256,699
FirstEnergy Corp.	3,125	103,375
NextEra Energy, Inc.	3,733	456,620
PG&E Corp.	3,093	189,199
Pinnacle West Capital Corp.	706	53,649
PPL Corp.	6,284	217,238
Southern Co. (The)	6,293	322,831
Xcel Energy, Inc.	3,447	141,810

Total Electric Utilities		2,737,547
Electrical Equipment – 0.4%
Acuity Brands, Inc.	106	28,048
AMETEK, Inc.	1,351	64,551
Emerson Electric Co.	5,767	314,359
Rockwell Automation, Inc.	1,019	124,664

Total Electrical Equipment		531,622
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. Class A	1,770	114,908
CDW Corp.	972	44,450
Corning, Inc.	11,888	281,151

Total Electronic Equipment, Instruments & Components		440,509
Energy Equipment & Services – 0.2%
FMC Technologies, Inc.*	2,006	59,518

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2016

Investments	Shares	Value
Halliburton Co.	908	$40,751
National Oilwell Varco, Inc.	4,854	178,336

Total Energy Equipment & Services		278,605
Equity Real Estate Investment Trusts (REITs) – 1.7%
Alexandria Real Estate Equities, Inc.	70	7,614
American Tower Corp.	739	83,751
AvalonBay Communities, Inc.	499	88,742
Boston Properties, Inc.	571	77,822
Brixmor Property Group, Inc.	714	19,842
Camden Property Trust	551	46,141
Crown Castle International Corp.	653	61,519
Digital Realty Trust, Inc.	357	34,672
Duke Realty Corp.	849	23,203
Equity Residential	1,310	84,272
Essex Property Trust, Inc.	73	16,257
Extra Space Storage, Inc.	297	23,585
Federal Realty Investment Trust	137	21,088
General Growth Properties, Inc.	4,937	136,261
HCP, Inc.	923	35,028
Host Hotels & Resorts, Inc.	4,971	77,398
Kimco Realty Corp.	2,402	69,538
Macerich Co. (The)	2,334	188,750
Mid-America Apartment Communities, Inc.	413	38,818
Prologis, Inc.	3,344	179,038
Public Storage	512	114,248
Realty Income Corp.	579	38,752
Simon Property Group, Inc.	1,077	222,950
SL Green Realty Corp.	218	23,566
UDR, Inc.	734	26,417
Ventas, Inc.	838	59,188
Vornado Realty Trust	577	58,398
W.P. Carey, Inc.	280	18,068
Welltower, Inc.	1,679	125,539
Weyerhaeuser Co.	2,701	86,270

Total Equity Real Estate Investment Trusts (REITs)		2,086,735
Food & Staples Retailing – 3.3%
Costco Wholesale Corp.	1,766	269,332
CVS Health Corp.	6,430	572,206
Kroger Co. (The)	5,498	163,180
Rite Aid Corp.*	30,436	234,053
Sysco Corp.	1,874	91,845
Wal-Mart Stores, Inc.	30,756	2,218,123
Walgreens Boots Alliance, Inc.	4,969	400,601
Whole Foods Market, Inc.	1,809	51,285

Total Food & Staples Retailing		4,000,625
Food Products – 2.1%
Archer-Daniels-Midland Co.	6,007	253,315
Campbell Soup Co.	1,634	89,380
ConAgra Foods, Inc.	2,473	116,503
General Mills, Inc.	2,997	191,448
Hershey Co. (The)	1,067	102,005
Hormel Foods Corp.	2,066	78,363
Ingredion, Inc.	491	65,333
J.M. Smucker Co. (The)	379	51,370
Kellogg Co.	875	67,786
Kraft Heinz Co. (The)	463	41,443
McCormick & Co., Inc. Non-Voting Shares	603	60,252
Mead Johnson Nutrition Co.	1,037	81,933
Mondelez International, Inc. Class A	23,904	1,049,386
Tyson Foods, Inc. Class A	2,464	183,987
WhiteWave Foods Co. (The)*	445	24,221

Total Food Products		2,456,725
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	6,246	264,143
Baxter International, Inc.	2,751	130,948
Becton, Dickinson and Co.	574	103,165
Boston Scientific Corp.*	3,301	78,564
C.R. Bard, Inc.	474	106,309
Cooper Cos., Inc. (The)	191	34,239
Danaher Corp.	3,146	246,615
DENTSPLY SIRONA, Inc.	596	35,420
Edwards Lifesciences Corp.*	716	86,321
Hologic, Inc.*	370	14,367
IDEXX Laboratories, Inc.*	336	37,877
Intuitive Surgical, Inc.*	131	94,953
ResMed, Inc.	767	49,694
St. Jude Medical, Inc.	1,977	157,685
Stryker Corp.	1,494	173,916
Varian Medical Systems, Inc.*	657	65,391
Zimmer Biomet Holdings, Inc.	227	29,515

Total Health Care Equipment & Supplies		1,709,122
Health Care Providers & Services – 2.7%
Aetna, Inc.	2,516	290,472
Anthem, Inc.	2,427	304,127
Cardinal Health, Inc.	1,844	143,279
Centene Corp.*	725	48,546
Cigna Corp.	1,738	226,496
DaVita, Inc.*	1,345	88,864
Express Scripts Holding Co.*	3,260	229,928
HCA Holdings, Inc.*	3,711	280,663
Henry Schein, Inc.*	386	62,910
Humana, Inc.	775	137,090
Laboratory Corp. of America Holdings*	447	61,454
McKesson Corp.	1,375	229,281
MEDNAX, Inc.*	528	34,980
Quest Diagnostics, Inc.	1,242	105,111
UnitedHealth Group, Inc.	6,226	871,640
Universal Health Services, Inc. Class B	681	83,913

Total Health Care Providers & Services		3,198,754
Health Care Technology – 0.1%
Cerner Corp.*	999	61,688
IMS Health Holdings, Inc.*	1,709	53,560

Total Health Care Technology		115,248

See Notes to Financial Statements.

22	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2016

Investments	Shares	Value
Hotels, Restaurants & Leisure – 1.4%
Aramark	817	$31,071
Chipotle Mexican Grill, Inc.*	109	46,162
Darden Restaurants, Inc.	577	35,382
Hilton Worldwide Holdings, Inc.	3,493	80,094
Interval Leisure Group, Inc.	402	6,902
Las Vegas Sands Corp.	6,449	371,075
Marriott International, Inc. Class A	2,304	155,128
McDonald’s Corp.	4,455	513,929
Starbucks Corp.	4,701	254,512
Wyndham Worldwide Corp.	908	61,136
Yum! Brands, Inc.	1,561	141,754

Total Hotels, Restaurants & Leisure		1,697,145
Household Durables – 0.5%
D.R. Horton, Inc.	2,741	82,778
Harman International Industries, Inc.	438	36,989
Lennar Corp. Class A	1,870	79,176
Mohawk Industries, Inc.*	401	80,336
Newell Brands, Inc.	1,654	87,100
NVR, Inc.*	26	42,637
PulteGroup, Inc.	3,171	63,547
Toll Brothers, Inc.*	1,147	34,249
Whirlpool Corp.	572	92,755

Total Household Durables		599,567
Household Products – 1.5%
Church & Dwight Co., Inc.	1,246	59,708
Clorox Co. (The)	617	77,236
Colgate-Palmolive Co.	4,645	344,380
Kimberly-Clark Corp.	657	82,874
Procter & Gamble Co. (The)	13,853	1,243,307

Total Household Products		1,807,505
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	8,662	111,307
Industrial Conglomerates – 1.7%
3M Co.	3,817	672,670
General Electric Co.	22,156	656,261
Honeywell International, Inc.	5,143	599,622
Roper Technologies, Inc.	446	81,382

Total Industrial Conglomerates		2,009,935
Insurance – 3.2%
Aflac, Inc.	4,711	338,580
Alleghany Corp.*	122	64,052
Allstate Corp. (The)	4,267	295,191
American Financial Group, Inc.	704	52,800
American International Group, Inc.	7,811	463,505
Arthur J. Gallagher & Co.	876	44,562
Cincinnati Financial Corp.	1,137	85,753
CNA Financial Corp.	2,491	85,715
Hartford Financial Services Group, Inc. (The)	4,387	187,851
Lincoln National Corp.	3,010	141,410
Loews Corp.	2,122	87,320
Markel Corp.*	63	58,512
Marsh & McLennan Cos., Inc.	3,077	206,928
MetLife, Inc.	14,160	629,129
Principal Financial Group, Inc.	3,372	173,692
Progressive Corp. (The)	4,830	152,145
Prudential Financial, Inc.	2,299	187,713
Torchmark Corp.	1,135	72,515
Travelers Cos., Inc. (The)	3,885	445,027
Unum Group	1,454	51,341
W.R. Berkley Corp.	976	56,374

Total Insurance		3,880,115
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*	57	47,727
Expedia, Inc.	399	46,571
Netflix, Inc.*	181	17,837
Priceline Group, Inc. (The)*	232	341,386
TripAdvisor, Inc.*	381	24,072

Total Internet & Catalog Retail		477,593
Internet Software & Services – 2.2%
Akamai Technologies, Inc.*	722	38,259
Alphabet, Inc. Class A*	2,345	1,885,521
eBay, Inc.*	6,657	219,015
Facebook, Inc. Class A*	3,290	422,008
VeriSign, Inc.*	478	37,399
Yahoo!, Inc.*	1,030	44,393

Total Internet Software & Services		2,646,595
IT Services – 3.6%
Alliance Data Systems Corp.*	267	57,280
Automatic Data Processing, Inc.	1,989	175,430
Broadridge Financial Solutions, Inc.	615	41,691
Cognizant Technology Solutions Corp. Class A*	3,190	152,195
Fidelity National Information Services, Inc.	1,324	101,988
Fiserv, Inc.*	931	92,607
FleetCor Technologies, Inc.*	326	56,636
Gartner, Inc.*	232	20,520
Global Payments, Inc.	466	35,770
International Business Machines Corp.	11,858	1,883,643
Jack Henry & Associates, Inc.	312	26,692
MasterCard, Inc. Class A	4,737	482,085
Paychex, Inc.	1,658	95,948
Sabre Corp.	980	27,616
Total System Services, Inc.	762	35,928
Vantiv, Inc. Class A*	357	20,088
Visa, Inc. Class A	9,906	819,226
Western Union Co. (The)	5,738	119,465
Xerox Corp.	6,640	67,263

Total IT Services		4,312,071
Leisure Products – 0.1%
Hasbro, Inc.	791	62,750
Mattel, Inc.	1,483	44,905
Polaris Industries, Inc.(a)	590	45,690

Total Leisure Products		153,345

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2016

Investments	Shares	Value
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	1,275	$60,040
Illumina, Inc.*	308	55,951
Mettler-Toledo International, Inc.*	134	56,257
Quintiles Transnational Holdings, Inc.*	688	55,769
Thermo Fisher Scientific, Inc.	1,760	279,946
Waters Corp.*	461	73,064

Total Life Sciences Tools & Services		581,027
Machinery – 1.9%
Caterpillar, Inc.	5,511	489,212
Cummins, Inc.	2,257	289,235
Deere & Co.	3,404	290,531
Dover Corp.	1,239	91,240
Fortive Corp.	1,573	80,066
Illinois Tool Works, Inc.	2,480	297,203
PACCAR, Inc.	4,162	244,642
Parker-Hannifin Corp.	1,252	157,164
Snap-on, Inc.	346	52,578
Stanley Black & Decker, Inc.	968	119,045
Wabtec Corp.	633	51,684
Xylem, Inc.	1,069	56,069

Total Machinery		2,218,669
Media – 3.5%
CBS Corp. Class B Non-Voting Shares	3,977	217,701
Comcast Corp. Class A	16,762	1,111,991
DISH Network Corp. Class A*	2,517	137,881
Interpublic Group of Cos., Inc. (The)	2,606	58,244
Omnicom Group, Inc.	1,755	149,175
Sirius XM Holdings, Inc.*(a)	16,466	68,663
Time Warner, Inc.	6,645	529,009
Twenty-First Century Fox, Inc. Class A	34,984	847,313
Viacom, Inc. Class B	5,513	210,045
Walt Disney Co. (The)	9,245	858,491

Total Media		4,188,513
Metals & Mining – 0.3%
Alcoa, Inc.	9,708	98,439
Newmont Mining Corp.	3,060	120,228
Nucor Corp.	1,918	94,845

Total Metals & Mining		313,512
Multi-Utilities – 1.0%
Ameren Corp.	1,674	82,327
CenterPoint Energy, Inc.	2,397	55,682
CMS Energy Corp.	1,739	73,056
Consolidated Edison, Inc.	2,489	187,422
Dominion Resources, Inc.	2,518	187,012
DTE Energy Co.	1,463	137,039
Public Service Enterprise Group, Inc.	2,523	105,638
SCANA Corp.	1,128	81,633
Sempra Energy	1,634	175,149
WEC Energy Group, Inc.	1,431	85,688

Total Multi-Utilities		1,170,646
Multiline Retail – 0.7%
Dollar General Corp.	1,923	134,591
Dollar Tree, Inc.*	511	40,333
Kohl’s Corp.	1,866	81,637
Macy’s, Inc.	4,313	159,797
Nordstrom, Inc.(a)	1,470	76,264
Target Corp.	4,705	323,139

Total Multiline Retail		815,761
Oil, Gas & Consumable Fuels – 4.9%
Chevron Corp.	9,224	949,334
Concho Resources, Inc.*	254	34,887
EQT Corp.	589	42,773
Exxon Mobil Corp.	32,694	2,853,532
HollyFrontier Corp.	1,580	38,710
Kinder Morgan, Inc.	7,935	183,537
Marathon Petroleum Corp.	8,311	337,344
Phillips 66	6,623	533,483
Pioneer Natural Resources Co.	663	123,086
Spectra Energy Corp.	4,116	175,959
Tesoro Corp.	1,924	153,073
Valero Energy Corp.	8,509	450,977
Williams Cos., Inc. (The)	1,639	50,366

Total Oil, Gas & Consumable Fuels		5,927,061
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	1,665	147,452
Pharmaceuticals – 3.4%
Bristol-Myers Squibb Co.	3,641	196,323
Eli Lilly & Co.	3,176	254,906
Johnson & Johnson	17,434	2,059,478
Merck & Co., Inc.	7,890	492,415
Pfizer, Inc.	31,482	1,066,295
Zoetis, Inc.	1,192	61,996

Total Pharmaceuticals		4,131,413
Professional Services – 0.2%
Equifax, Inc.	488	65,675
ManpowerGroup, Inc.	586	42,345
Robert Half International, Inc.	848	32,105
Verisk Analytics, Inc.*	754	61,285

Total Professional Services		201,410
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	1,909	53,414
Jones Lang LaSalle, Inc.	314	35,730

Total Real Estate Management & Development		89,144
Road & Rail – 1.2%
AMERCO	125	40,529
CSX Corp.	9,378	286,029
JB Hunt Transport Services, Inc.	656	53,228
Kansas City Southern	796	74,283
Norfolk Southern Corp.	2,243	217,705
Union Pacific Corp.	7,675	748,543

Total Road & Rail		1,420,317

See Notes to Financial Statements.

24	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2016

Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 3.8%
Analog Devices, Inc.	1,522	$98,093
Applied Materials, Inc.	9,034	272,375
Intel Corp.	40,036	1,511,359
KLA-Tencor Corp.	797	55,559
Lam Research Corp.	1,299	123,028
Linear Technology Corp.	1,418	84,073
Maxim Integrated Products, Inc.	373	14,894
Microchip Technology, Inc.	1,028	63,880
Micron Technology, Inc.*	24,534	436,215
NVIDIA Corp.	2,239	153,416
Qorvo, Inc.*	181	10,089
QUALCOMM, Inc.	15,704	1,075,724
Skyworks Solutions, Inc.	1,135	86,419
Texas Instruments, Inc.	6,223	436,730
Xilinx, Inc.	1,470	79,880

Total Semiconductors & Semiconductor Equipment		4,501,734
Software – 3.5%
Activision Blizzard, Inc.	3,468	153,632
Adobe Systems, Inc.*	617	66,969
ANSYS, Inc.*	347	32,136
CA, Inc.	3,269	108,139
Cadence Design Systems, Inc.*	1,252	31,964
CDK Global, Inc.	478	27,418
Citrix Systems, Inc.*	483	41,161
Dell Technologies, Inc. Class V*	1,223	58,459
Electronic Arts, Inc.*	1,482	126,563
Intuit, Inc.	629	69,196
Microsoft Corp.	33,896	1,952,410
Oracle Corp.	30,732	1,207,153
Red Hat, Inc.*	320	25,866
SS&C Technologies Holdings, Inc.	196	6,301
Symantec Corp.	4,143	103,989
Synopsys, Inc.*	593	35,195
VMware, Inc. Class A*(a)	1,941	142,372

Total Software		4,188,923
Specialty Retail – 2.2%
Advance Auto Parts, Inc.	386	57,560
AutoNation, Inc.*	864	42,086
AutoZone, Inc.*	183	140,606
Bed Bath & Beyond, Inc.	2,084	89,841
Best Buy Co., Inc.	3,231	123,360
CarMax, Inc.*	1,261	67,274
Foot Locker, Inc.	1,043	70,632
Gap, Inc. (The)	3,586	79,753
Home Depot, Inc. (The)	6,196	797,301
L Brands, Inc.	1,370	96,955
Lowe’s Cos., Inc.	4,712	340,254
O’Reilly Automotive, Inc.*	439	122,968
Ross Stores, Inc.	2,201	141,524
Staples, Inc.	3,835	32,789
Tiffany & Co.	695	50,478
TJX Cos., Inc. (The)	3,819	285,585
Tractor Supply Co.	577	38,861
Ulta Salon Cosmetics & Fragrance, Inc.*	204	48,548

Total Specialty Retail		2,626,375
Technology Hardware, Storage & Peripherals – 6.1%
Apple, Inc.	56,461	6,382,916
HP, Inc.	43,578	676,766
NetApp, Inc.	1,744	62,470
Western Digital Corp.	2,617	153,016

Total Technology Hardware, Storage & Peripherals		7,275,168
Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	1,548	56,595
Hanesbrands, Inc.	1,672	42,218
NIKE, Inc. Class B	6,606	347,806
PVH Corp.	841	92,930
Ralph Lauren Corp.	575	58,155
Under Armour, Inc. Class A*(a)	338	13,074
Under Armour, Inc. Class C*	350	11,851
VF Corp.	2,255	126,393

Total Textiles, Apparel & Luxury Goods		749,022
Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,632	51,683
Tobacco – 1.6%
Altria Group, Inc.	11,071	700,019
Philip Morris International, Inc.	10,008	972,978
Reynolds American, Inc.	4,744	223,680

Total Tobacco		1,896,677
Trading Companies & Distributors – 0.2%
Fastenal Co.	1,521	63,548
United Rentals, Inc.*	1,102	86,496
W.W. Grainger, Inc.	492	110,621

Total Trading Companies & Distributors		260,665
Water Utilities – 0.1%
American Water Works Co., Inc.	1,013	75,813
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc.*	1,681	78,536
TOTAL COMMON STOCKS (Cost: $105,806,416)		119,500,315
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree High Dividend Fund(a)(b) (Cost: $278,107)	4,156	276,291

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	25

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2016

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $258,964)(d)	258,964	$258,964
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $106,343,487)		120,035,570
Liabilities in Excess of Cash and Other Assets – (0.1)%		(99,778)

NET ASSETS – 100.0%		$119,935,792
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $318,029 and the total market value of the collateral held by the Fund was $324,608. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $65,644.

See Notes to Financial Statements.

26	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree High Dividend Fund (DHS)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 0.9%
Lockheed Martin Corp.	47,079	$11,285,778
Auto Components – 0.0%
Superior Industries International, Inc.	5,521	160,992
Automobiles – 1.6%
Ford Motor Co.	864,489	10,434,382
General Motors Co.	327,029	10,389,712

Total Automobiles		20,824,094
Banks – 0.8%
American National Bankshares, Inc.	1,641	45,866
Arrow Financial Corp.	3,338	109,594
Banc of California, Inc.	8,380	146,315
Bridge Bancorp, Inc.	2,864	81,882
Brookline Bancorp, Inc.	11,308	137,845
Chemical Financial Corp.	6,289	277,534
City Holding Co.	2,808	141,214
CNB Financial Corp.	2,375	50,255
Community Bank System, Inc.	6,538	314,543
Community Trust Bancorp, Inc.	3,163	117,379
Cullen/Frost Bankers, Inc.	10,244	736,953
Financial Institutions, Inc.	2,680	72,655
First Bancorp, Inc.	2,305	55,251
First Busey Corp.	5,232	118,243
First Commonwealth Financial Corp.	16,538	166,868
First Financial Bancorp	10,723	234,190
Flushing Financial Corp.	4,355	103,301
FNB Corp.	32,178	395,789
Hancock Holding Co.	15,025	487,261
Merchants Bancshares, Inc.	1,135	36,763
NBT Bancorp, Inc.	6,969	229,071
Old National Bancorp	21,937	308,434
PacWest Bancorp	27,576	1,183,286
Park National Corp.	3,135	300,960
Penns Woods Bancorp, Inc.	831	36,946
People’s United Financial, Inc.	64,910	1,026,876
Peoples Financial Services Corp.(a)	1,204	49,075
Republic Bancorp, Inc. Class A	3,234	100,513
Sandy Spring Bancorp, Inc.	4,701	143,757
Southside Bancshares, Inc.	4,807	154,689
Tompkins Financial Corp.	2,235	170,776
Trustmark Corp.	13,353	368,009
Umpqua Holdings Corp.	43,239	650,747
United Bankshares, Inc.(a)	12,299	463,303
Univest Corp. of Pennsylvania	5,135	119,954
Valley National Bancorp	52,125	507,176
Washington Trust Bancorp, Inc.	3,505	140,971
West Bancorp, Inc.	3,280	64,288
Westamerica Bancorporation(a)	4,750	241,680

Total Banks		10,090,212
Beverages – 2.2%
Coca-Cola Co. (The)	684,490	28,967,617
Biotechnology – 1.7%
AbbVie, Inc.	347,648	21,926,159
Capital Markets – 0.2%
Arlington Asset Investment Corp. Class A(a)	16,531	244,494
Artisan Partners Asset Management, Inc. Class A	13,604	370,029
BGC Partners, Inc. Class A	65,813	575,864
Cohen & Steers, Inc.	7,387	315,794
Federated Investors, Inc. Class B	18,927	560,807
Greenhill & Co., Inc.	10,139	238,976
Moelis & Co. Class A	4,217	113,395
Virtu Financial, Inc. Class A	7,482	112,006
Waddell & Reed Financial, Inc. Class A	23,913	434,260
Westwood Holdings Group, Inc.	1,895	100,643

Total Capital Markets		3,066,268
Chemicals – 1.1%
Dow Chemical Co. (The)	201,401	10,438,614
Huntsman Corp.	59,468	967,545
Innophos Holdings, Inc.	6,034	235,507
Kronos Worldwide, Inc.(a)	64,673	536,139
Mosaic Co. (The)	63,509	1,553,430
Olin Corp.	35,081	719,862

Total Chemicals		14,451,097
Commercial Services & Supplies – 0.7%
Brady Corp. Class A	8,361	289,374
CECO Environmental Corp.	6,190	69,823
Covanta Holding Corp.	47,018	723,607
Ennis, Inc.	4,747	79,987
KAR Auction Services, Inc.	19,623	846,929
McGrath RentCorp	4,629	146,785
Pitney Bowes, Inc.	37,913	688,500
Quad/Graphics, Inc.	23,433	626,130
R.R. Donnelley & Sons Co.	73,479	1,155,090
Waste Management, Inc.	67,589	4,309,475
West Corp.	16,122	355,974

Total Commercial Services & Supplies		9,291,674
Communications Equipment – 2.0%
Cisco Systems, Inc.	821,526	26,058,805
Comtech Telecommunications Corp.	4,835	61,936

Total Communications Equipment		26,120,741
Consumer Finance – 0.1%
Navient Corp.	94,275	1,364,159
Containers & Packaging – 0.6%
Greif, Inc. Class B(a)	5,934	359,541
International Paper Co.	96,556	4,632,757
Myers Industries, Inc.	5,590	72,614
Packaging Corp. of America	16,537	1,343,797
Sonoco Products Co.	16,819	888,548

Total Containers & Packaging		7,297,257

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

September 30, 2016

Investments	Shares	Value
Distributors – 0.0%
Weyco Group, Inc.	1,661	$44,631
Diversified Consumer Services – 0.0%
Capella Education Co.	1,701	98,726
Diversified Financial Services – 0.0%
Marlin Business Services Corp.	2,059	39,903
Diversified Telecommunication Services – 10.3%
AT&T, Inc.	1,713,950	69,603,509
CenturyLink, Inc.	239,699	6,574,943
Cogent Communications Holdings, Inc.	10,198	375,388
Consolidated Communications Holdings, Inc.(a)	19,065	481,201
Frontier Communications Corp.	539,995	2,246,379
IDT Corp. Class B	7,516	129,576
Inteliquent, Inc.	6,226	100,488
Verizon Communications, Inc.	1,033,963	53,745,397
Windstream Holdings, Inc.(a)	50,053	503,033

Total Diversified Telecommunication Services		133,759,914
Electric Utilities – 6.3%
ALLETE, Inc.	10,235	610,211
Alliant Energy Corp.	42,636	1,633,385
American Electric Power Co., Inc.	101,466	6,515,132
Duke Energy Corp.	168,803	13,510,992
El Paso Electric Co.	6,811	318,551
Empire District Electric Co. (The)	9,309	317,809
Entergy Corp.	46,629	3,577,843
Eversource Energy	54,466	2,950,968
Exelon Corp.	221,693	7,380,160
FirstEnergy Corp.	97,369	3,220,967
Great Plains Energy, Inc.	30,967	845,089
Hawaiian Electric Industries, Inc.	23,516	701,953
IDACORP, Inc.	7,738	605,731
NextEra Energy, Inc.	73,429	8,981,835
OGE Energy Corp.	44,226	1,398,426
Otter Tail Corp.	9,502	328,674
PG&E Corp.	86,941	5,318,181
Pinnacle West Capital Corp.	22,659	1,721,857
Portland General Electric Co.	14,568	620,451
PPL Corp.	156,146	5,397,967
Southern Co. (The)	223,974	11,489,866
Westar Energy, Inc.	25,120	1,425,560
Xcel Energy, Inc.	93,478	3,845,685

Total Electric Utilities		82,717,293
Electrical Equipment – 0.6%
Emerson Electric Co.	137,688	7,505,373
General Cable Corp.	14,758	221,075

Total Electrical Equipment		7,726,448
Electronic Equipment, Instruments & Components – 0.0%
AVX Corp.	28,324	390,588
Daktronics, Inc.	10,573	100,866

Total Electronic Equipment, Instruments & Components		491,454
Energy Equipment & Services – 0.5%
Archrock, Inc.	26,647	348,543
Bristow Group, Inc.	9,001	126,194
Helmerich & Payne, Inc.(a)	28,983	1,950,556
National Oilwell Varco, Inc.	104,237	3,829,667

Total Energy Equipment & Services		6,254,960
Equity Real Estate Investment Trusts (REITs) – 12.3%
Acadia Realty Trust	11,011	399,039
Agree Realty Corp.	5,495	271,673
Alexander’s, Inc.	932	391,067
Alexandria Real Estate Equities, Inc.	12,664	1,377,463
American Campus Communities, Inc.	23,544	1,197,683
Apartment Investment & Management Co. Class A	25,054	1,150,229
Apple Hospitality REIT, Inc.	54,594	1,010,535
Armada Hoffler Properties, Inc.	9,304	124,674
Ashford Hospitality Trust, Inc.	36,827	216,911
Bluerock Residential Growth REIT, Inc.	9,940	129,220
Brandywine Realty Trust	41,613	649,995
Brixmor Property Group, Inc.	59,972	1,666,622
Camden Property Trust	16,348	1,368,982
CareTrust REIT, Inc.	13,820	204,260
CatchMark Timber Trust, Inc. Class A	8,379	97,951
CBL & Associates Properties, Inc.	73,360	890,590
Chatham Lodging Trust	10,723	206,418
Chesapeake Lodging Trust	18,085	414,147
Colony Starwood Homes(a)	6,381	183,135
Columbia Property Trust, Inc.	31,478	704,792
Communications Sales & Leasing, Inc.	96,990	3,046,456
CorEnergy Infrastructure Trust, Inc.	10,513	308,346
CoreSite Realty Corp.	4,700	347,988
Corporate Office Properties Trust	24,366	690,776
Corrections Corp. of America	50,544	701,045
Cousins Properties, Inc.	38,496	401,898
Crown Castle International Corp.	70,261	6,619,289
CyrusOne, Inc.	11,815	562,040
DCT Industrial Trust, Inc.	14,049	682,079
DDR Corp.	77,192	1,345,457
DiamondRock Hospitality Co.	47,395	431,295
Digital Realty Trust, Inc.	35,841	3,480,878
Duke Realty Corp.	60,965	1,666,173
DuPont Fabros Technology, Inc.	17,681	729,341
Easterly Government Properties, Inc.	5,595	106,753
EastGroup Properties, Inc.	7,039	517,789
Education Realty Trust, Inc.	11,740	506,464
EPR Properties	19,624	1,545,194
Equity One, Inc.	21,943	671,675
Extra Space Storage, Inc.	17,115	1,359,102
First Potomac Realty Trust	16,976	155,330
Franklin Street Properties Corp.	38,851	489,523
Gaming and Leisure Properties, Inc.	46,696	1,561,981
Geo Group, Inc. (The)	34,636	823,644
Getty Realty Corp.	9,402	224,990
Gladstone Commercial Corp.	11,623	216,536
Global Net Lease, Inc.(a)	69,814	569,682

See Notes to Financial Statements.

28	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

September 30, 2016

Investments	Shares	Value
Government Properties Income Trust	38,980	$881,728
Gramercy Property Trust	44,873	432,576
HCP, Inc.	148,726	5,644,152
Healthcare Realty Trust, Inc.	22,257	758,073
Healthcare Trust of America, Inc. Class A	28,495	929,507
Hersha Hospitality Trust	11,655	210,023
Highwoods Properties, Inc.	19,626	1,022,907
Hospitality Properties Trust	58,010	1,724,057
Host Hotels & Resorts, Inc.	190,902	2,972,344
Independence Realty Trust, Inc.	22,979	206,811
InfraREIT, Inc.	9,675	175,505
Investors Real Estate Trust	45,949	273,397
Iron Mountain, Inc.	77,009	2,890,148
Kimco Realty Corp.	84,091	2,434,434
Kite Realty Group Trust	18,427	510,796
Lamar Advertising Co. Class A	19,737	1,289,023
LaSalle Hotel Properties	39,196	935,609
Lexington Realty Trust	99,472	1,024,562
Liberty Property Trust	44,093	1,779,153
Life Storage, Inc.	6,311	561,300
LTC Properties, Inc.	9,093	472,745
Macerich Co. (The)	28,101	2,272,528
Medical Properties Trust, Inc.	92,842	1,371,276
Mid-America Apartment Communities, Inc.	13,186	1,239,352
Monmouth Real Estate Investment Corp. Class A	20,247	288,925
National Health Investors, Inc.	10,762	844,602
National Retail Properties, Inc.	31,646	1,609,199
National Storage Affiliates Trust	5,526	115,714
New Senior Investment Group, Inc.	49,574	572,084
New York REIT, Inc.	32,622	298,491
NexPoint Residential Trust, Inc.	6,950	136,637
NorthStar Realty Finance Corp.	124,502	1,639,691
Omega Healthcare Investors, Inc.	63,464	2,249,799
One Liberty Properties, Inc.	6,299	152,184
Outfront Media, Inc.	44,306	1,047,837
Parkway Properties, Inc.	27,764	472,266
Pebblebrook Hotel Trust	15,437	410,624
Pennsylvania Real Estate Investment Trust	14,812	341,120
Physicians Realty Trust	25,341	545,845
Piedmont Office Realty Trust, Inc. Class A	32,520	707,960
Post Properties, Inc.	8,209	542,861
Potlatch Corp.	9,792	380,811
Preferred Apartment Communities, Inc. Class A	7,107	96,016
Prologis, Inc.	101,981	5,460,063
Public Storage	24,459	5,457,781
QTS Realty Trust, Inc. Class A	6,387	337,553
Ramco-Gershenson Properties Trust	20,820	390,167
Rayonier, Inc.	27,340	725,604
Realty Income Corp.	59,198	3,962,122
Regency Centers Corp.	13,981	1,083,388
Retail Opportunity Investments Corp.	20,644	453,342
Retail Properties of America, Inc. Class A	54,901	922,337
Rexford Industrial Realty, Inc.	9,358	214,205
RLJ Lodging Trust	37,348	785,428
Ryman Hospitality Properties, Inc.	14,507	698,657
Sabra Health Care REIT, Inc.	27,240	685,903
Saul Centers, Inc.	3,490	232,434
Select Income REIT	46,648	1,254,831
Senior Housing Properties Trust	133,599	3,034,033
Silver Bay Realty Trust Corp.	5,431	95,205
Simon Property Group, Inc.	54,084	11,195,929
Spirit Realty Capital, Inc.	148,772	1,983,131
STAG Industrial, Inc.	26,103	639,785
STORE Capital Corp.	30,471	897,980
Summit Hotel Properties, Inc.	16,761	220,575
Sun Communities, Inc.	11,219	880,467
Tanger Factory Outlet Centers, Inc.	17,169	668,904
Taubman Centers, Inc.	9,347	695,510
Terreno Realty Corp.	7,363	202,556
Tier REIT, Inc.	11,105	171,461
UDR, Inc.	40,992	1,475,302
UMH Properties, Inc.	10,339	123,241
Universal Health Realty Income Trust	3,871	243,950
Urban Edge Properties	17,881	503,171
Urstadt Biddle Properties, Inc. Class A	7,876	175,005
Ventas, Inc.	97,591	6,892,852
VEREIT, Inc.	309,393	3,208,405
W.P. Carey, Inc.	34,096	2,200,215
Washington Prime Group, Inc.	89,240	1,104,791
Washington Real Estate Investment Trust	15,023	467,516
Weingarten Realty Investors	25,836	1,007,087
Welltower, Inc.	93,025	6,955,479
Weyerhaeuser Co.	156,112	4,986,217
Whitestone REIT	13,373	185,617
Xenia Hotels & Resorts, Inc.	33,275	505,115

Total Equity Real Estate Investment Trusts (REITs)		160,265,096
Food & Staples Retailing – 3.3%
Sysco Corp.	86,203	4,224,809
Village Super Market, Inc. Class A	3,027	96,894
Wal-Mart Stores, Inc.	533,499	38,475,948

Total Food & Staples Retailing		42,797,651
Food Products – 2.5%
Archer-Daniels-Midland Co.	98,565	4,156,486
B&G Foods, Inc.	11,747	577,718
General Mills, Inc.	91,325	5,833,841
Kellogg Co.	51,007	3,951,512
Kraft Heinz Co. (The)	201,874	18,069,742

Total Food Products		32,589,299
Gas Utilities – 0.3%
National Fuel Gas Co.	17,724	958,337
New Jersey Resources Corp.	14,966	491,783
Northwest Natural Gas Co.	5,364	322,430
South Jersey Industries, Inc.	16,837	497,533
Spire, Inc.	7,570	482,512
WGL Holdings, Inc.	7,802	489,185

Total Gas Utilities		3,241,780

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

September 30, 2016

Investments	Shares	Value
Health Care Equipment & Supplies – 0.0%
Meridian Bioscience, Inc.	8,531	$164,563
Health Care Providers & Services – 0.0%
Kindred Healthcare, Inc.	15,527	158,686
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	3,255	84,825
Hotels, Restaurants & Leisure – 2.8%
Bob Evans Farms, Inc.	3,631	139,067
Cracker Barrel Old Country Store, Inc.(a)	4,258	562,993
Darden Restaurants, Inc.	24,655	1,511,845
DineEquity, Inc.	4,067	322,066
Interval Leisure Group, Inc.	8,514	146,185
Las Vegas Sands Corp.	252,847	14,548,816
McDonald’s Corp.	141,958	16,376,275
SeaWorld Entertainment, Inc.(a)	21,215	285,978
Six Flags Entertainment Corp.	21,160	1,134,388
Speedway Motorsports, Inc.	6,173	110,250
Wynn Resorts Ltd.	16,168	1,575,086

Total Hotels, Restaurants & Leisure		36,712,949
Household Durables – 0.1%
MDC Holdings, Inc.	9,760	251,808
Tupperware Brands Corp.	12,584	822,616

Total Household Durables		1,074,424
Household Products – 3.7%
Kimberly-Clark Corp.	54,065	6,819,759
Orchids Paper Products Co.	3,014	82,071
Procter & Gamble Co. (The)	467,424	41,951,304

Total Household Products		48,853,134
Independent Power & Renewable Electricity Producers – 0.3%
AES Corp.	150,182	1,929,839
NRG Energy, Inc.	90,117	1,010,212
NRG Yield, Inc. Class A	12,406	202,466
Pattern Energy Group, Inc.	29,482	663,050
TerraForm Global, Inc. Class A*	60,775	249,785

Total Independent Power & Renewable Electricity Producers		4,055,352
Industrial Conglomerates – 3.3%
General Electric Co.	1,446,099	42,833,453
Raven Industries, Inc.	5,806	133,712

Total Industrial Conglomerates		42,967,165
Insurance – 1.1%
American National Insurance Co.	4,447	542,356
Arthur J. Gallagher & Co.	30,246	1,538,614
Baldwin & Lyons, Inc. Class B	3,143	80,555
Cincinnati Financial Corp.	25,772	1,943,724
Donegal Group, Inc. Class A	3,943	63,522
EMC Insurance Group, Inc.	4,042	108,851
Erie Indemnity Co. Class A	6,530	666,517
HCI Group, Inc.	1,878	57,016
Horace Mann Educators Corp.	6,806	249,440
Mercury General Corp.	14,084	772,508
Old Republic International Corp.	53,268	938,582
Prudential Financial, Inc.	78,468	6,406,912
Safety Insurance Group, Inc.	4,364	293,348

Total Insurance		13,661,945
Internet & Catalog Retail – 0.0%
Nutrisystem, Inc.	4,806	142,690
PetMed Express, Inc.(a)	5,885	119,348

Total Internet & Catalog Retail		262,038
IT Services – 2.7%
International Business Machines Corp.	188,935	30,012,325
Paychex, Inc.	58,521	3,386,610
Western Union Co. (The)	86,169	1,794,039

Total IT Services		35,192,974
Leisure Products – 0.2%
Mattel, Inc.	98,640	2,986,819
Machinery – 1.5%
American Railcar Industries, Inc.(a)	3,228	133,865
Caterpillar, Inc.	138,186	12,266,771
Cummins, Inc.	39,830	5,104,215
Douglas Dynamics, Inc.	4,556	145,519
Joy Global, Inc.	33,384	926,072
Miller Industries, Inc.	1,930	43,985
Timken Co. (The)	15,194	533,917

Total Machinery		19,154,344
Media – 0.4%
AMC Entertainment Holdings, Inc. Class A(a)	3,850	119,697
Cinemark Holdings, Inc.	17,324	663,163
Gannett Co., Inc.	20,892	243,183
Meredith Corp.	7,855	408,381
National CineMedia, Inc.	17,892	263,370
New Media Investment Group, Inc.	15,389	238,529
Regal Entertainment Group Class A(a)	32,574	708,484
Time, Inc.	25,897	374,989
Viacom, Inc. Class B	67,166	2,559,025
World Wrestling Entertainment, Inc. Class A	5,191	110,568

Total Media		5,689,389
Metals & Mining – 0.4%
Allegheny Technologies, Inc.(a)	30,745	555,562
Commercial Metals Co.	19,475	315,300
Compass Minerals International, Inc.	5,760	424,512
Nucor Corp.	59,889	2,961,511
Schnitzer Steel Industries, Inc. Class A	7,005	146,405
Steel Dynamics, Inc.	38,873	971,436

Total Metals & Mining		5,374,726
Multi-Utilities – 3.0%
Ameren Corp.	49,555	2,437,115
Avista Corp.	12,219	510,632
Black Hills Corp.	10,103	618,506
CenterPoint Energy, Inc.	128,352	2,981,617
CMS Energy Corp.	46,432	1,950,608
Consolidated Edison, Inc.	63,145	4,754,819

See Notes to Financial Statements.

30	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

September 30, 2016

Investments	Shares	Value
Dominion Resources, Inc.	119,824	$8,899,328
DTE Energy Co.	33,647	3,151,714
MDU Resources Group, Inc.	43,799	1,114,247
NiSource, Inc.	53,062	1,279,325
NorthWestern Corp.	8,658	498,095
Public Service Enterprise Group, Inc.	107,401	4,496,880
SCANA Corp.	27,231	1,970,707
Unitil Corp.	3,441	134,405
Vectren Corp.	16,470	826,794
WEC Energy Group, Inc.	59,816	3,581,782

Total Multi-Utilities		39,206,574
Multiline Retail – 0.8%
Kohl’s Corp.	37,889	1,657,644
Macy’s, Inc.	62,153	2,302,769
Target Corp.	96,884	6,653,993

Total Multiline Retail		10,614,406
Oil, Gas & Consumable Fuels – 16.0%
Alon USA Energy, Inc.	13,184	106,263
Chevron Corp.	469,634	48,334,731
ConocoPhillips	382,772	16,639,099
CVR Energy, Inc.(a)	21,254	292,667
Evolution Petroleum Corp.	10,535	66,160
Exxon Mobil Corp.	764,756	66,747,904
Kinder Morgan, Inc.	1,377,182	31,854,220
Murphy Oil Corp.	53,500	1,626,400
Occidental Petroleum Corp.	174,934	12,756,187
ONEOK, Inc.	127,666	6,560,756
PBF Energy, Inc. Class A	16,188	366,496
SemGroup Corp. Class A	14,908	527,147
Spectra Energy Corp.	220,664	9,433,386
Targa Resources Corp.	35,995	1,767,714
Western Refining, Inc.	18,393	486,679
Williams Cos., Inc. (The)	366,308	11,256,645

Total Oil, Gas & Consumable Fuels		208,822,454
Paper & Forest Products – 0.0%
Schweitzer-Mauduit International, Inc.	6,264	241,540
Personal Products – 0.1%
Nu Skin Enterprises, Inc. Class A	11,874	769,198
Pharmaceuticals – 5.2%
Merck & Co., Inc.	496,766	31,003,166
Pfizer, Inc.	1,086,847	36,811,508

Total Pharmaceuticals		67,814,674
Semiconductors & Semiconductor Equipment – 2.1%
Brooks Automation, Inc.	12,044	163,919
Intersil Corp. Class A	24,001	526,342
KLA-Tencor Corp.	24,046	1,676,247
Maxim Integrated Products, Inc.	45,171	1,803,678
Microchip Technology, Inc.	32,840	2,040,677
QUALCOMM, Inc.	306,512	20,996,072

Total Semiconductors & Semiconductor Equipment		27,206,935
Software – 0.4%
American Software, Inc. Class A	5,151	57,176
CA, Inc.	81,620	2,699,990
Symantec Corp.	104,079	2,612,383

Total Software		5,369,549
Specialty Retail – 0.5%
Abercrombie & Fitch Co. Class A	9,908	157,438
American Eagle Outfitters, Inc.	31,367	560,215
Barnes & Noble, Inc.	25,558	288,805
Big 5 Sporting Goods Corp.	3,801	51,770
Cato Corp. (The) Class A	4,276	140,638
DSW, Inc. Class A	13,920	285,081
GameStop Corp. Class A(a)	25,113	692,868
Gap, Inc. (The)	71,778	1,596,343
Guess?, Inc.	19,533	285,377
Pier 1 Imports, Inc.	19,677	83,430
Rent-A-Center, Inc.	15,987	202,076
Stage Stores, Inc.(a)	11,665	65,441
Staples, Inc.	162,842	1,392,299
Stein Mart, Inc.	9,412	59,766
Tailored Brands, Inc.	11,368	178,477

Total Specialty Retail		6,040,024
Technology Hardware, Storage & Peripherals – 0.7%
Diebold, Inc.	11,723	290,613
HP, Inc.	369,326	5,735,633
Lexmark International, Inc. Class A	13,864	554,005
Western Digital Corp.	37,755	2,207,535

Total Technology Hardware, Storage & Peripherals		8,787,786
Textiles, Apparel & Luxury Goods – 0.2%
Coach, Inc.	61,914	2,263,576
Thrifts & Mortgage Finance – 0.3%
Dime Community Bancshares, Inc.	6,013	100,778
New York Community Bancorp, Inc.	150,173	2,136,962
Northwest Bancshares, Inc.	22,624	355,423
Oritani Financial Corp.	9,812	154,245
Provident Financial Services, Inc.	11,302	239,942
TrustCo Bank Corp.	23,026	163,254
United Financial Bancorp, Inc.	9,162	126,802

Total Thrifts & Mortgage Finance		3,277,406
Tobacco – 5.6%
Altria Group, Inc.	395,570	25,011,891
Philip Morris International, Inc.	369,063	35,880,305
Reynolds American, Inc.	232,843	10,978,547
Universal Corp.	4,566	265,833
Vector Group Ltd.	42,418	913,257

Total Tobacco		73,049,833
Trading Companies & Distributors – 0.0%
GATX Corp.(a)	7,917	352,702
H&E Equipment Services, Inc.	11,775	197,349

Total Trading Companies & Distributors		550,051

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	31

Schedule of Investments (unaudited) (concluded)

WisdomTree High Dividend Fund (DHS)

September 30, 2016

Investments	Shares	Value
Transportation Infrastructure – 0.2%
Macquarie Infrastructure Corp.	27,387	$2,279,694
Water Utilities – 0.0%
Artesian Resources Corp. Class A	1,441	41,126
Connecticut Water Service, Inc.	1,532	76,187
Middlesex Water Co.	2,668	94,020

Total Water Utilities		211,333
TOTAL COMMON STOCKS (Cost: $1,168,072,018)		1,297,771,569
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree Total Dividend Fund(a)(b) (Cost: $3,168,900)	40,494	3,163,391
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $5,915,200)(d)	5,915,200	5,915,200
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $1,177,156,118)		1,306,850,160
Liabilities in Excess of Cash and Other Assets – (0.3)%		(3,299,935)

NET ASSETS – 100.0%		$1,303,550,225
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $7,621,109 and the total market value of the collateral held by the Fund was $7,774,031. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,858,831.

See Notes to Financial Statements.

32	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 2.4%
Boeing Co. (The)	81,217	$10,699,528
General Dynamics Corp.	30,341	4,707,710
Lockheed Martin Corp.	44,967	10,779,489
Northrop Grumman Corp.	15,291	3,271,509
Raytheon Co.	30,930	4,210,501
Rockwell Collins, Inc.	9,867	832,183
Textron, Inc.	2,067	82,163
United Technologies Corp.	117,517	11,939,727

Total Aerospace & Defense		46,522,810
Air Freight & Logistics – 0.6%
FedEx Corp.	9,453	1,651,250
United Parcel Service, Inc. Class B	100,444	10,984,556

Total Air Freight & Logistics		12,635,806
Airlines – 0.2%
American Airlines Group, Inc.	28,594	1,046,826
Delta Air Lines, Inc.	42,068	1,655,797
Southwest Airlines Co.	21,721	844,730

Total Airlines		3,547,353
Automobiles – 1.0%
Ford Motor Co.	825,803	9,967,442
General Motors Co.	312,411	9,925,298

Total Automobiles		19,892,740
Banks – 5.3%
Bank of America Corp.	601,309	9,410,486
BB&T Corp.	109,734	4,139,166
Citigroup, Inc.	55,901	2,640,204
Citizens Financial Group, Inc.	39,784	983,063
Fifth Third Bancorp	102,548	2,098,132
JPMorgan Chase & Co.	487,792	32,482,069
KeyCorp	93,634	1,139,526
M&T Bank Corp.	19,852	2,304,817
PNC Financial Services Group, Inc. (The)	53,942	4,859,635
Regions Financial Corp.	159,232	1,571,620
SunTrust Banks, Inc.	55,688	2,439,134
U.S. Bancorp	204,682	8,778,811
Wells Fargo & Co.	693,260	30,697,553

Total Banks		103,544,216
Beverages – 2.8%
Brown-Forman Corp. Class B	16,864	800,028
Coca-Cola Co. (The)	655,184	27,727,387
Constellation Brands, Inc. Class A	7,484	1,246,011
Dr. Pepper Snapple Group, Inc.	19,869	1,814,238
Molson Coors Brewing Co. Class B	14,412	1,582,438
PepsiCo, Inc.	201,426	21,909,106

Total Beverages		55,079,208
Biotechnology – 2.2%
AbbVie, Inc.	331,835	20,928,833
Amgen, Inc.	74,567	12,438,521
Gilead Sciences, Inc.	119,380	9,445,346

Total Biotechnology		42,812,700
Capital Markets – 2.3%
Ameriprise Financial, Inc.	21,355	2,130,588
Bank of New York Mellon Corp. (The)	88,302	3,521,484
BlackRock, Inc.	21,412	7,760,994
Charles Schwab Corp. (The)	49,142	1,551,413
CME Group, Inc.	35,455	3,705,757
Franklin Resources, Inc.	48,397	1,721,481
Goldman Sachs Group, Inc. (The)	30,099	4,854,066
Intercontinental Exchange, Inc.	6,569	1,769,426
Moody’s Corp.	13,640	1,476,939
Morgan Stanley	173,356	5,557,793
Northern Trust Corp.	23,020	1,565,130
S&P Global, Inc.	18,546	2,347,182
State Street Corp.	40,197	2,798,917
T. Rowe Price Group, Inc.	35,424	2,355,696
TD Ameritrade Holding Corp.	51,289	1,807,424

Total Capital Markets		44,924,290
Chemicals – 1.9%
Air Products & Chemicals, Inc.	25,559	3,842,540
CF Industries Holdings, Inc.	32,474	790,742
Dow Chemical Co. (The)	192,386	9,971,367
E.I. du Pont de Nemours & Co.	90,729	6,076,121
Eastman Chemical Co.	16,677	1,128,700
Ecolab, Inc.	16,636	2,024,934
Monsanto Co.	48,581	4,964,978
Mosaic Co. (The)	60,459	1,478,827
PPG Industries, Inc.	18,547	1,917,018
Praxair, Inc.	37,216	4,496,809
Sherwin-Williams Co. (The)	4,549	1,258,526

Total Chemicals		37,950,562
Commercial Services & Supplies – 0.3%
Republic Services, Inc.	47,318	2,387,193
Waste Management, Inc.	65,004	4,144,655

Total Commercial Services & Supplies		6,531,848
Communications Equipment – 1.4%
Cisco Systems, Inc.	786,405	24,944,767
Juniper Networks, Inc.	26,824	645,385
Motorola Solutions, Inc.	19,701	1,502,792

Total Communications Equipment		27,092,944
Construction Materials – 0.0%
Vulcan Materials Co.	2,497	283,984
Consumer Finance – 0.6%
American Express Co.	79,317	5,079,461
Capital One Financial Corp.	55,489	3,985,775
Discover Financial Services	43,660	2,468,973

Total Consumer Finance		11,534,209
Containers & Packaging – 0.3%
International Paper Co.	92,865	4,455,662

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2016

Investments	Shares	Value
WestRock Co.	40,564	$1,966,543

Total Containers & Packaging		6,422,205
Distributors – 0.1%
Genuine Parts Co.	20,496	2,058,823
Diversified Telecommunication Services – 6.5%
AT&T, Inc.	1,681,467	68,284,375
CenturyLink, Inc.	227,784	6,248,115
Verizon Communications, Inc.	989,485	51,433,430

Total Diversified Telecommunication Services		125,965,920
Electric Utilities – 3.7%
American Electric Power Co., Inc.	96,521	6,197,613
Duke Energy Corp.	161,663	12,939,506
Edison International	44,088	3,185,358
Entergy Corp.	44,286	3,398,065
Eversource Energy	51,437	2,786,857
Exelon Corp.	212,486	7,073,659
FirstEnergy Corp.	93,939	3,107,502
NextEra Energy, Inc.	70,359	8,606,313
PG&E Corp.	82,998	5,076,988
PPL Corp.	150,295	5,195,698
Southern Co. (The)	214,537	11,005,748
Xcel Energy, Inc.	89,100	3,665,574

Total Electric Utilities		72,238,881
Electrical Equipment – 0.5%
AMETEK, Inc.	8,855	423,092
Emerson Electric Co.	132,198	7,206,113
Rockwell Automation, Inc.	18,460	2,258,396

Total Electrical Equipment		9,887,601
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	15,733	1,021,386
Corning, Inc.	146,098	3,455,218

Total Electronic Equipment, Instruments & Components		4,476,604
Energy Equipment & Services – 0.5%
Baker Hughes, Inc.	29,478	1,487,755
Halliburton Co.	80,406	3,608,621
National Oilwell Varco, Inc.	100,761	3,701,959

Total Energy Equipment & Services		8,798,335
Equity Real Estate Investment Trusts (REITs) – 4.3%
American Tower Corp.	39,997	4,532,860
AvalonBay Communities, Inc.	18,810	3,345,170
Boston Properties, Inc.	15,543	2,118,356
Crown Castle International Corp.	66,937	6,306,135
Equinix, Inc.	6,964	2,508,781
Equity Residential	50,102	3,223,062
Essex Property Trust, Inc.	8,013	1,784,495
General Growth Properties, Inc.	125,355	3,459,798
HCP, Inc.	141,717	5,378,160
Host Hotels & Resorts, Inc.	184,923	2,879,251
Kimco Realty Corp.	82,178	2,379,053
Macerich Co. (The)	26,441	2,138,284
Prologis, Inc.	96,912	5,188,669
Public Storage	23,378	5,216,567
Realty Income Corp.	56,382	3,773,647
Simon Property Group, Inc.	51,627	10,687,305
SL Green Realty Corp.	10,038	1,085,108
Ventas, Inc.	92,776	6,552,769
Vornado Realty Trust	23,773	2,406,065
Welltower, Inc.	88,470	6,614,902
Weyerhaeuser Co.	100,511	3,210,321

Total Equity Real Estate Investment Trusts (REITs)		84,788,758
Food & Staples Retailing – 3.1%
Costco Wholesale Corp.	21,224	3,236,872
CVS Health Corp.	80,362	7,151,414
Kroger Co. (The)	49,083	1,456,784
Sysco Corp.	83,009	4,068,271
Wal-Mart Stores, Inc.	510,605	36,824,833
Walgreens Boots Alliance, Inc.	92,486	7,456,221

Total Food & Staples Retailing		60,194,395
Food Products – 2.5%
Archer-Daniels-Midland Co.	93,931	3,961,070
Campbell Soup Co.	36,064	1,972,701
ConAgra Foods, Inc.	53,898	2,539,135
General Mills, Inc.	87,143	5,566,695
Hershey Co. (The)	19,813	1,894,123
Hormel Foods Corp.	38,502	1,460,381
J.M. Smucker Co. (The)	12,967	1,757,547
Kellogg Co.	49,026	3,798,044
Kraft Heinz Co. (The)	192,723	17,250,636
Mead Johnson Nutrition Co.	20,463	1,616,782
Mondelez International, Inc. Class A	121,674	5,341,488
Tyson Foods, Inc. Class A	15,856	1,183,967

Total Food Products		48,342,569
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	154,702	6,542,348
Baxter International, Inc.	31,894	1,518,154
Becton, Dickinson and Co.	17,751	3,190,387
C.R. Bard, Inc.	1,991	446,542
Danaher Corp.	19,419	1,522,255
St. Jude Medical, Inc.	26,317	2,099,044
Stryker Corp.	27,065	3,150,637
Zimmer Biomet Holdings, Inc.	8,439	1,097,239

Total Health Care Equipment & Supplies		19,566,606
Health Care Providers & Services – 1.1%
Aetna, Inc.	16,518	1,907,003
AmerisourceBergen Corp.	13,403	1,082,694
Anthem, Inc.	23,117	2,896,791
Cardinal Health, Inc.	28,533	2,217,014
Cigna Corp.	426	55,516
Humana, Inc.	5,030	889,757
McKesson Corp.	6,362	1,060,864
UnitedHealth Group, Inc.	79,378	11,112,920
Universal Health Services, Inc. Class B	1,394	171,769

Total Health Care Providers & Services		21,394,328

See Notes to Financial Statements.

34	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2016

Investments	Shares	Value
Hotels, Restaurants & Leisure – 2.2%
Hilton Worldwide Holdings, Inc.	60,989	$1,398,478
Las Vegas Sands Corp.	242,154	13,933,541
Marriott International, Inc. Class A	32,500	2,188,225
McDonald’s Corp.	135,534	15,635,202
Starbucks Corp.	95,388	5,164,306
Yum! Brands, Inc.	53,260	4,836,541

Total Hotels, Restaurants & Leisure		43,156,293
Household Durables – 0.2%
D.R. Horton, Inc.	18,415	556,133
Newell Brands, Inc.	20,787	1,094,643
Whirlpool Corp.	9,397	1,523,818

Total Household Durables		3,174,594
Household Products – 2.9%
Church & Dwight Co., Inc.	19,188	919,489
Clorox Co. (The)	15,593	1,951,932
Colgate-Palmolive Co.	100,774	7,471,384
Kimberly-Clark Corp.	51,398	6,483,344
Procter & Gamble Co. (The)	447,355	40,150,111

Total Household Products		56,976,260
Industrial Conglomerates – 3.4%
3M Co.	78,484	13,831,235
General Electric Co.	1,383,967	40,993,103
Honeywell International, Inc.	90,137	10,509,073
Roper Technologies, Inc.	2,647	482,998

Total Industrial Conglomerates		65,816,409
Insurance – 2.2%
Aflac, Inc.	56,851	4,085,881
Allstate Corp. (The)	36,110	2,498,090
American International Group, Inc.	111,612	6,623,056
Hartford Financial Services Group, Inc. (The)	38,034	1,628,616
Lincoln National Corp.	22,971	1,079,177
Loews Corp.	11,671	480,262
Marsh & McLennan Cos., Inc.	56,121	3,774,137
MetLife, Inc.	171,048	7,599,663
Principal Financial Group, Inc.	46,488	2,394,597
Progressive Corp. (The)	62,384	1,965,096
Prudential Financial, Inc.	74,662	6,096,152
Travelers Cos., Inc. (The)	32,780	3,754,949

Total Insurance		41,979,676
Internet & Catalog Retail – 0.0%
Expedia, Inc.	4,457	520,221
IT Services – 2.5%
Automatic Data Processing, Inc.	56,497	4,983,035
Fidelity National Information Services, Inc.	23,022	1,773,385
International Business Machines Corp.	180,846	28,727,387
MasterCard, Inc. Class A	35,619	3,624,945
Paychex, Inc.	56,372	3,262,248
Visa, Inc. Class A	68,897	5,697,782
Xerox Corp.	132,883	1,346,105

Total IT Services		49,414,887
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	18,225	858,215
Thermo Fisher Scientific, Inc.	8,777	1,396,070

Total Life Sciences Tools & Services		2,254,285
Machinery – 1.6%
Caterpillar, Inc.	131,991	11,716,841
Cummins, Inc.	37,912	4,858,423
Deere & Co.	49,291	4,206,987
Illinois Tool Works, Inc.	41,756	5,004,039
PACCAR, Inc.	34,474	2,026,381
Parker-Hannifin Corp.	17,019	2,136,395
Stanley Black & Decker, Inc.	15,308	1,882,578

Total Machinery		31,831,644
Media – 2.0%
CBS Corp. Class B Non-Voting Shares	26,564	1,454,113
Comcast Corp. Class A	202,783	13,452,624
Omnicom Group, Inc.	31,658	2,690,930
Time Warner, Inc.	81,882	6,518,626
Twenty-First Century Fox, Inc. Class A	61,584	1,491,565
Twenty-First Century Fox, Inc. Class B	39,074	966,691
Viacom, Inc. Class B	65,076	2,479,396
Walt Disney Co. (The)	97,577	9,061,000

Total Media		38,114,945
Metals & Mining – 0.2%
Alcoa, Inc.	81,115	822,506
Nucor Corp.	57,262	2,831,606

Total Metals & Mining		3,654,112
Multi-Utilities – 1.5%
Ameren Corp.	48,481	2,384,296
Consolidated Edison, Inc.	59,774	4,500,982
Dominion Resources, Inc.	114,813	8,527,161
DTE Energy Co.	32,138	3,010,366
Public Service Enterprise Group, Inc.	102,394	4,287,237
Sempra Energy	36,468	3,909,005
WEC Energy Group, Inc.	57,136	3,421,304

Total Multi-Utilities		30,040,351
Multiline Retail – 0.5%
Dollar General Corp.	17,921	1,254,291
Macy’s, Inc.	60,175	2,229,484
Target Corp.	92,123	6,327,007

Total Multiline Retail		9,810,782
Oil, Gas & Consumable Fuels – 11.3%
Anadarko Petroleum Corp.	53,114	3,365,303
Apache Corp.	42,273	2,699,976
Chevron Corp.	449,446	46,256,982
Cimarex Energy Co.	2,603	349,765
ConocoPhillips	366,534	15,933,233
Devon Energy Corp.	56,487	2,491,642
EOG Resources, Inc.	23,357	2,258,855
Exxon Mobil Corp.	788,533	68,823,160
Hess Corp.	26,414	1,416,319

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	35

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2016

Investments	Shares	Value
Kinder Morgan, Inc.	1,318,213	$30,490,267
Marathon Oil Corp.	42,177	666,818
Marathon Petroleum Corp.	66,483	2,698,545
Noble Energy, Inc.	45,535	1,627,421
Occidental Petroleum Corp.	167,056	12,181,723
Phillips 66	69,345	5,585,740
Pioneer Natural Resources Co.	467	86,699
Spectra Energy Corp.	211,479	9,040,727
Tesoro Corp.	11,594	922,419
Valero Energy Corp.	68,531	3,632,143
Williams Cos., Inc. (The)	348,516	10,709,897

Total Oil, Gas & Consumable Fuels		221,237,634
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	15,261	1,351,514
Pharmaceuticals – 6.8%
Bristol-Myers Squibb Co.	175,876	9,483,234
Eli Lilly & Co.	128,164	10,286,443
Johnson & Johnson	393,736	46,512,034
Merck & Co., Inc.	475,488	29,675,206
Pfizer, Inc.	1,040,214	35,232,048
Zoetis, Inc.	17,434	906,742

Total Pharmaceuticals		132,095,707
Professional Services – 0.0%
Equifax, Inc.	6,162	829,282
Road & Rail – 1.0%
CSX Corp.	131,368	4,006,724
Norfolk Southern Corp.	38,188	3,706,527
Union Pacific Corp.	117,093	11,420,081

Total Road & Rail		19,133,332
Semiconductors & Semiconductor Equipment – 3.6%
Analog Devices, Inc.	42,190	2,719,145
Applied Materials, Inc.	125,791	3,792,599
Intel Corp.	635,958	24,007,414
Lam Research Corp.	11,080	1,049,387
Linear Technology Corp.	31,731	1,881,331
Maxim Integrated Products, Inc.	43,443	1,734,679
NVIDIA Corp.	35,961	2,464,048
QUALCOMM, Inc.	292,601	20,043,168
Skyworks Solutions, Inc.	12,029	915,888
Texas Instruments, Inc.	132,523	9,300,464
Xilinx, Inc.	33,134	1,800,502

Total Semiconductors & Semiconductor Equipment		69,708,625
Software – 4.1%
Activision Blizzard, Inc.	20,681	916,168
CA, Inc.	77,951	2,578,619
Intuit, Inc.	15,851	1,743,769
Microsoft Corp.	1,026,124	59,104,743
Oracle Corp.	331,986	13,040,410
Symantec Corp.	100,241	2,516,049

Total Software		79,899,758
Specialty Retail – 1.5%
Advance Auto Parts, Inc.	590	87,981
Best Buy Co., Inc.	51,703	1,974,020
Gap, Inc. (The)	70,036	1,557,601
Home Depot, Inc. (The)	110,732	14,248,994
L Brands, Inc.	29,256	2,070,447
Lowe’s Cos., Inc.	66,510	4,802,687
Ross Stores, Inc.	17,576	1,130,137
TJX Cos., Inc. (The)	38,211	2,857,419
Tractor Supply Co.	6,121	412,249

Total Specialty Retail		29,141,535
Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	494,152	55,863,884
HP, Inc.	351,982	5,466,280
Western Digital Corp.	35,923	2,100,418

Total Technology Hardware, Storage & Peripherals		63,430,582
Textiles, Apparel & Luxury Goods – 0.4%
Hanesbrands, Inc.	25,246	637,461
NIKE, Inc. Class B	66,038	3,476,901
VF Corp.	48,878	2,739,612

Total Textiles, Apparel & Luxury Goods		6,853,974
Tobacco – 3.5%
Altria Group, Inc.	378,651	23,942,103
Philip Morris International, Inc.	353,226	34,340,632
Reynolds American, Inc.	222,402	10,486,254

Total Tobacco		68,768,989
Trading Companies & Distributors – 0.2%
Fastenal Co.	38,924	1,626,245
W.W. Grainger, Inc.	7,240	1,627,841

Total Trading Companies & Distributors		3,254,086
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,786,639,156)		1,948,937,172
Cash and Other Assets in Excess of Liabilities – 0.1%		2,785,171

NET ASSETS – 100.0%		$1,951,722,343

See Notes to Financial Statements.

36	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 8.0%
Boeing Co. (The)	42,230	$5,563,380
BWX Technologies, Inc.	1,812	69,527
Huntington Ingalls Industries, Inc.	3,773	578,854
Lockheed Martin Corp.	18,281	4,382,321
Northrop Grumman Corp.	9,692	2,073,603
Orbital ATK, Inc.	2,419	184,400
Raytheon Co.	18,142	2,469,671
Spirit AeroSystems Holdings, Inc. Class A*	15,437	687,564

Total Aerospace & Defense		16,009,320
Airlines – 2.6%
Alaska Air Group, Inc.	9,393	618,623
Allegiant Travel Co.	1,002	132,334
Delta Air Lines, Inc.	57,252	2,253,439
Hawaiian Holdings, Inc.*	4,168	202,565
JetBlue Airways Corp.*	24,142	416,208
Southwest Airlines Co.	42,125	1,638,241

Total Airlines		5,261,410
Auto Components – 2.1%
Cooper Tire & Rubber Co.	5,156	196,031
Goodyear Tire & Rubber Co. (The)	89,629	2,895,017
Lear Corp.	6,351	769,868
Tenneco, Inc.*	4,736	275,967
Visteon Corp.	363	26,012

Total Auto Components		4,162,895
Automobiles – 2.0%
General Motors Co.	117,779	3,741,839
Thor Industries, Inc.	3,601	305,005

Total Automobiles		4,046,844
Banks – 0.8%
BancorpSouth, Inc.	5,835	135,372
First Horizon National Corp.	13,592	207,006
Fulton Financial Corp.	11,496	166,922
Hilltop Holdings, Inc.*	11,320	254,247
PrivateBancorp, Inc.	4,109	188,685
Synovus Financial Corp.	6,860	223,156
Webster Financial Corp.	5,221	198,450
Wintrust Financial Corp.	3,154	175,268

Total Banks		1,549,106
Beverages – 1.0%
Constellation Brands, Inc. Class A	7,140	1,188,738
Dr. Pepper Snapple Group, Inc.	8,132	742,533
National Beverage Corp.*(a)	1,133	49,909

Total Beverages		1,981,180
Biotechnology – 0.0%
Insys Therapeutics, Inc.*(a)	1,698	20,019
Building Products – 0.6%
A.O. Smith Corp.	3,554	351,100
Fortune Brands Home & Security, Inc.	4,717	274,058
Lennox International, Inc.	1,724	270,720
Owens Corning	5,381	287,291

Total Building Products		1,183,169
Capital Markets – 0.5%
E*TRADE Financial Corp.*	7,645	222,622
Evercore Partners, Inc. Class A	952	49,038
Interactive Brokers Group, Inc. Class A	977	34,459
LPL Financial Holdings, Inc.(a)	4,552	136,150
Nasdaq, Inc.	6,912	466,837

Total Capital Markets		909,106
Chemicals – 2.7%
Celanese Corp. Series A	7,315	486,887
Chemtura Corp.*	16,153	529,980
Dow Chemical Co. (The)	76,089	3,943,693
Scotts Miracle-Gro Co. (The) Class A	2,438	203,012
Sensient Technologies Corp.	1,879	142,428

Total Chemicals		5,306,000
Commercial Services & Supplies – 1.2%
Cintas Corp.	4,500	506,700
Healthcare Services Group, Inc.	1,807	71,521
R.R. Donnelley & Sons Co.	9,932	156,131
Republic Services, Inc.	14,561	734,602
Waste Management, Inc.	14,952	953,340

Total Commercial Services & Supplies		2,422,294
Communications Equipment – 0.5%
CommScope Holding Co., Inc.*	1,700	51,187
Harris Corp.	4,373	400,611
Infinera Corp.*	2,270	20,498
Juniper Networks, Inc.	17,605	423,576

Total Communications Equipment		895,872
Construction & Engineering – 0.4%
Dycom Industries, Inc.*	1,034	84,560
EMCOR Group, Inc.	3,485	207,776
Jacobs Engineering Group, Inc.*	8,555	442,465

Total Construction & Engineering		734,801
Construction Materials – 0.3%
Martin Marietta Materials, Inc.	1,942	347,832
Vulcan Materials Co.	1,782	202,667

Total Construction Materials		550,499
Consumer Finance – 1.0%
Synchrony Financial	73,950	2,070,600
Containers & Packaging – 0.9%
AptarGroup, Inc.	2,751	212,955
Avery Dennison Corp.	4,758	370,125
Bemis Co., Inc.	5,429	276,933
Graphic Packaging Holding Co.	17,264	241,523
Sealed Air Corp.	6,084	278,769
Silgan Holdings, Inc.	2,847	144,030
Sonoco Products Co.	5,182	273,765

Total Containers & Packaging		1,798,100

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2016

Investments	Shares	Value
Distributors – 0.1%
Core-Mark Holding Co., Inc.	1,122	$40,168
Pool Corp.	1,555	146,978

Total Distributors		187,146
Diversified Consumer Services – 0.2%
Bright Horizons Family Solutions, Inc.*	1,386	92,709
Graham Holdings Co. Class B	246	118,417
Service Corp. International	4,846	128,613
ServiceMaster Global Holdings, Inc.*	4,448	149,809

Total Diversified Consumer Services		489,548
Diversified Financial Services – 0.9%
Voya Financial, Inc.	64,351	1,854,596
Electric Utilities – 1.5%
Hawaiian Electric Industries, Inc.	5,270	157,310
PG&E Corp.	26,139	1,598,923
Xcel Energy, Inc.	28,496	1,172,325

Total Electric Utilities		2,928,558
Electrical Equipment – 0.1%
Acuity Brands, Inc.	956	252,958
Electronic Equipment, Instruments & Components – 1.2%
Arrow Electronics, Inc.*	8,224	526,089
Avnet, Inc.	12,980	532,959
CDW Corp.	8,608	393,644
Ingram Micro, Inc. Class A	6,094	217,312
Jabil Circuit, Inc.	12,595	274,823
SYNNEX Corp.	2,231	254,579
Tech Data Corp.*	3,146	266,498

Total Electronic Equipment, Instruments & Components		2,465,904
Food & Staples Retailing – 7.4%
Casey’s General Stores, Inc.	1,540	185,031
Costco Wholesale Corp.	14,995	2,286,887
CVS Health Corp.	54,414	4,842,302
Kroger Co. (The)	46,651	1,384,602
Rite Aid Corp.*	256,180	1,970,024
Sysco Corp.	15,568	762,988
Walgreens Boots Alliance, Inc.	42,222	3,403,938

Total Food & Staples Retailing		14,835,772
Food Products – 7.4%
B&G Foods, Inc.	2,037	100,180
Cal-Maine Foods, Inc.(a)	6,001	231,279
Campbell Soup Co.	13,582	742,935
ConAgra Foods, Inc.	21,028	990,629
Flowers Foods, Inc.(a)	8,435	127,537
Hormel Foods Corp.	17,196	652,244
Ingredion, Inc.	4,042	537,829
J.M. Smucker Co. (The)	3,075	416,785
Lancaster Colony Corp.	977	129,052
Mondelez International, Inc. Class A	202,008	8,868,151
Pinnacle Foods, Inc.	4,063	203,841
Snyder’s-Lance, Inc.	1,869	62,761
TreeHouse Foods, Inc.*	1,366	119,102
Tyson Foods, Inc. Class A	20,706	1,546,117

Total Food Products		14,728,442
Gas Utilities – 0.5%
Atmos Energy Corp.	5,308	395,287
New Jersey Resources Corp.	5,572	183,096
ONE Gas, Inc.	2,513	155,404
Piedmont Natural Gas Co., Inc.	2,456	147,458
WGL Holdings, Inc.	2,455	153,928

Total Gas Utilities		1,035,173
Health Care Equipment & Supplies – 0.6%
ABIOMED, Inc.*	1,555	199,942
Boston Scientific Corp.*	27,147	646,098
Cantel Medical Corp.	804	62,696
Hill-Rom Holdings, Inc.	1,065	66,009
Hologic, Inc.*	3,498	135,827
Integra LifeSciences Holdings Corp.*	158	13,043
Masimo Corp.*	2,024	120,408

Total Health Care Equipment & Supplies		1,244,023
Health Care Providers & Services – 11.4%
Aetna, Inc.	21,409	2,471,669
Amsurg Corp.*	1,498	100,441
Anthem, Inc.	20,589	2,580,008
Cardinal Health, Inc.	15,500	1,204,350
Centene Corp.*	7,925	530,658
Chemed Corp.	750	105,803
Cigna Corp.	14,767	1,924,435
Diplomat Pharmacy, Inc.*(a)	568	15,910
Express Scripts Holding Co.*	27,514	1,940,562
Henry Schein, Inc.*	3,170	516,647
Humana, Inc.	6,519	1,153,146
Laboratory Corp. of America Holdings*	3,665	503,864
LifePoint Health, Inc.*	2,207	130,721
Molina Healthcare, Inc.*	2,576	150,232
Owens & Minor, Inc.	2,386	82,866
Quest Diagnostics, Inc.	10,427	882,437
UnitedHealth Group, Inc.	52,574	7,360,360
Universal Health Services, Inc. Class B	5,718	704,572
VCA, Inc.*	3,139	219,667
WellCare Health Plans, Inc.*	1,603	187,695

Total Health Care Providers & Services		22,766,043
Hotels, Restaurants & Leisure – 1.6%
Aramark	7,370	280,281
Boyd Gaming Corp.*	2,630	52,021
Churchill Downs, Inc.	301	44,051
Darden Restaurants, Inc.	5,140	315,185
Pinnacle Entertainment, Inc.*	2,395	29,554
Starbucks Corp.	40,006	2,165,925
Texas Roadhouse, Inc.	2,726	106,396
Vail Resorts, Inc.	813	127,544
Wendy’s Co. (The)	4,803	51,872

Total Hotels, Restaurants & Leisure		3,172,829

See Notes to Financial Statements.

38	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2016

Investments	Shares	Value
Household Durables – 2.0%
CalAtlantic Group, Inc.	4,057	$135,666
D.R. Horton, Inc.	23,873	720,965
Leggett & Platt, Inc.	7,063	321,931
Lennar Corp. Class A	15,423	653,010
Mohawk Industries, Inc.*	3,490	699,187
Newell Brands, Inc.	13,332	702,063
NVR, Inc.*	211	346,012
Tempur Sealy International, Inc.*	1,951	110,700
Toll Brothers, Inc.*	10,170	303,676

Total Household Durables		3,993,210
Insurance – 10.9%
Aflac, Inc.	39,566	2,843,608
Alleghany Corp.*	1,011	530,795
American Financial Group, Inc.	6,196	464,700
American International Group, Inc.	66,063	3,920,178
AmTrust Financial Services, Inc.	17,651	473,576
Assurant, Inc.	1,311	120,940
Cincinnati Financial Corp.	9,534	719,054
CNO Financial Group, Inc.	11,705	178,735
Erie Indemnity Co. Class A	921	94,007
First American Financial Corp.	7,980	313,454
Hanover Insurance Group, Inc. (The)	3,867	291,649
Hartford Financial Services Group, Inc. (The)	36,914	1,580,658
Kemper Corp.	2,838	111,590
Markel Corp.*	562	521,969
National General Holdings Corp.	6,779	150,765
Old Republic International Corp.	19,942	351,378
Progressive Corp. (The)	40,650	1,280,475
Prudential Financial, Inc.	19,333	1,578,540
Reinsurance Group of America, Inc.	6,552	707,223
RLI Corp.	2,136	146,017
Selective Insurance Group, Inc.	4,625	184,353
Torchmark Corp.	9,329	596,030
Travelers Cos., Inc. (The)	32,725	3,748,649
Unum Group	11,800	416,658
W.R. Berkley Corp.	8,607	497,140

Total Insurance		21,822,141
Internet & Catalog Retail – 0.3%
Expedia, Inc.	3,245	378,756
Netflix, Inc.*	1,380	135,999

Total Internet & Catalog Retail		514,755
Internet Software & Services – 0.9%
eBay, Inc.*	55,987	1,841,972
IT Services – 2.1%
Blackhawk Network Holdings, Inc.*	879	26,519
Booz Allen Hamilton Holding Corp.	7,386	233,471
Broadridge Financial Solutions, Inc.	5,514	373,794
CACI International, Inc. Class A*	1,381	139,343
Computer Sciences Corp.	8,996	469,681
Convergys Corp.	7,509	228,424
DST Systems, Inc.	2,390	281,829
EPAM Systems, Inc.*	946	65,567
Euronet Worldwide, Inc.*	1,323	108,261
Fiserv, Inc.*	7,731	769,003
Global Payments, Inc.	4,533	347,953
Leidos Holdings, Inc.	2,460	106,469
Sabre Corp.	8,872	250,013
Science Applications International Corp.	2,757	191,253
Total System Services, Inc.	6,750	318,263
Vantiv, Inc. Class A*	3,290	185,128

Total IT Services		4,094,971
Leisure Products – 0.4%
Brunswick Corp.	5,569	271,656
Hasbro, Inc.	6,222	493,591

Total Leisure Products		765,247
Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc. Class A*	818	133,997
Bruker Corp.	3,029	68,607
Charles River Laboratories International, Inc.*	1,810	150,845
INC Research Holdings, Inc. Class A*	846	37,715
PAREXEL International Corp.*	2,073	143,970
PerkinElmer, Inc.	4,094	229,714
PRA Health Sciences, Inc.*	706	39,896
VWR Corp.*	5,733	162,588

Total Life Sciences Tools & Services		967,332
Machinery – 1.1%
AGCO Corp.	5,897	290,840
Oshkosh Corp.	6,083	340,648
Snap-on, Inc.	2,832	430,351
Stanley Black & Decker, Inc.	8,032	987,775
Toro Co. (The)	5,012	234,762

Total Machinery		2,284,376
Marine – 0.1%
Matson, Inc.	2,523	100,617
Media – 0.8%
Interpublic Group of Cos., Inc. (The)	22,859	510,899
New York Times Co. (The) Class A	4,824	57,647
Sinclair Broadcast Group, Inc. Class A	5,718	165,136
TEGNA, Inc.	35,212	769,734

Total Media		1,503,416
Multi-Utilities – 0.5%
CMS Energy Corp.	14,319	601,541
NiSource, Inc.	12,829	309,307

Total Multi-Utilities		910,848
Multiline Retail – 1.5%
Dollar Tree, Inc.*	4,112	324,560
Target Corp.	39,950	2,743,766

Total Multiline Retail		3,068,326
Oil, Gas & Consumable Fuels – 6.7%
CVR Energy, Inc.(a)	3,406	46,901
HollyFrontier Corp.	13,029	319,211

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	39

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2016

Investments	Shares	Value
Marathon Petroleum Corp.	70,338	$2,855,019
PDC Energy, Inc.*	240	16,094
Phillips 66	56,037	4,513,780
Tesoro Corp.	16,291	1,296,112
Valero Energy Corp.	71,972	3,814,516
Western Refining, Inc.	13,549	358,507
World Fuel Services Corp.	4,890	226,211

Total Oil, Gas & Consumable Fuels		13,446,351
Personal Products – 0.8%
Coty, Inc. Class A*(a)	12,909	303,361
Estee Lauder Cos., Inc. (The) Class A	14,026	1,242,143

Total Personal Products		1,545,504
Pharmaceuticals – 0.0%
Prestige Brands Holdings, Inc.*	2,027	97,843
Professional Services – 0.5%
Equifax, Inc.	3,999	538,186
ManpowerGroup, Inc.	5,180	374,307
On Assignment, Inc.*	1,694	61,475

Total Professional Services		973,968
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A*	16,699	467,238
Jones Lang LaSalle, Inc.	2,765	314,629

Total Real Estate Management & Development		781,867
Road & Rail – 0.2%
AMERCO	1,114	361,192
Semiconductors & Semiconductor Equipment – 1.2%
Cirrus Logic, Inc.*	3,208	170,505
First Solar, Inc.*	10,466	413,302
Integrated Device Technology, Inc.*	5,711	131,924
Microsemi Corp.*	2,454	103,019
NVIDIA Corp.	18,561	1,271,800
ON Semiconductor Corp.*	15,672	193,079
Synaptics, Inc.*	1,258	73,694

Total Semiconductors & Semiconductor Equipment		2,357,323
Software – 1.3%
ACI Worldwide, Inc.*	3,352	64,962
Activision Blizzard, Inc.	29,221	1,294,490
Electronic Arts, Inc.*	12,713	1,085,690
Fair Isaac Corp.	973	121,226
Pegasystems, Inc.	1,246	36,745

Total Software		2,603,113
Specialty Retail – 7.9%
Advance Auto Parts, Inc.	3,391	505,666
American Eagle Outfitters, Inc.	9,178	163,919
Asbury Automotive Group, Inc.*	2,024	112,676
AutoNation, Inc.*	7,602	370,293
CarMax, Inc.*(a)	11,032	588,557
Foot Locker, Inc.	8,578	580,902
Home Depot, Inc. (The)	52,310	6,731,251
Lithia Motors, Inc. Class A	1,554	148,438
Lowe’s Cos., Inc.	39,966	2,885,945
Monro Muffler Brake, Inc.	942	57,622
Murphy USA, Inc.*	3,230	230,493
O’Reilly Automotive, Inc.*	3,679	1,030,525
Penske Automotive Group, Inc.	7,518	362,217
Ross Stores, Inc.	18,518	1,190,707
Tractor Supply Co.	4,707	317,017
Ulta Salon Cosmetics & Fragrance, Inc.*	1,594	379,340

Total Specialty Retail		15,655,568
Textiles, Apparel & Luxury Goods – 1.7%
Columbia Sportswear Co.	3,721	211,129
G-III Apparel Group Ltd.*	2,457	71,622
NIKE, Inc. Class B	55,788	2,937,238
Skechers U.S.A., Inc. Class A*	7,644	175,048

Total Textiles, Apparel & Luxury Goods		3,395,037
Trading Companies & Distributors – 0.1%
Beacon Roofing Supply, Inc.*	1,354	56,963
Watsco, Inc.	1,317	185,565

Total Trading Companies & Distributors		242,528
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.*	13,907	649,735
Telephone & Data Systems, Inc.	1,191	32,371
United States Cellular Corp.*	1,391	50,549

Total Wireless Telecommunication Services		732,655
TOTAL COMMON STOCKS (Cost: $193,699,801)		198,922,367
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Earnings 500 Fund(b)	3,595	261,896
WisdomTree MidCap Earnings Fund(a)(b)	1,176	112,508
TOTAL EXCHANGE-TRADED FUNDS (Cost: $358,835)		374,404
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $839,327)(d)	839,327	839,327
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $194,897,963)		200,136,098
Liabilities in Excess of Cash and Other Assets – (0.4)%		(728,514)

NET ASSETS – 100.0%		$199,407,584
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $910,473 and the total market value of the collateral held by the Fund was $939,019. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $99,692.

See Notes to Financial Statements.

40	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 1.4%
B/E Aerospace, Inc.	89,308	$4,613,651
BWX Technologies, Inc.	39,322	1,508,785
Curtiss-Wright Corp.	16,765	1,527,459
Hexcel Corp.	40,501	1,794,194
Huntington Ingalls Industries, Inc.	34,975	5,365,865
L-3 Communications Holdings, Inc.	81,137	12,229,780
Orbital ATK, Inc.	34,645	2,640,989

Total Aerospace & Defense		29,680,723
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	167,194	11,780,489
Expeditors International of Washington, Inc.	136,922	7,054,222

Total Air Freight & Logistics		18,834,711
Airlines – 0.2%
Alaska Air Group, Inc.	57,576	3,791,955
Allegiant Travel Co.	5,543	732,064

Total Airlines		4,524,019
Auto Components – 0.8%
BorgWarner, Inc.	139,307	4,900,820
Gentex Corp.	299,862	5,265,577
Goodyear Tire & Rubber Co. (The)	110,967	3,584,234
Lear Corp.	29,588	3,586,657

Total Auto Components		17,337,288
Automobiles – 0.8%
Harley-Davidson, Inc.(a)	246,485	12,962,646
Thor Industries, Inc.	52,553	4,451,239

Total Automobiles		17,413,885
Banks – 3.3%
Associated Banc-Corp.	81,825	1,602,952
Bank of Hawaii Corp.	29,675	2,154,998
Bank of the Ozarks, Inc.	24,689	948,058
BankUnited, Inc.	55,307	1,670,271
BOK Financial Corp.(a)	43,543	3,003,161
Cathay General Bancorp(a)	43,210	1,330,004
CIT Group, Inc.	68,272	2,478,274
Comerica, Inc.	83,611	3,956,472
Commerce Bancshares, Inc.	46,799	2,305,319
Cullen/Frost Bankers, Inc.(a)	48,275	3,472,903
East West Bancorp, Inc.	63,853	2,344,044
First Citizens BancShares, Inc. Class A	1,339	393,519
First Horizon National Corp.	92,112	1,402,866
First Republic Bank	31,378	2,419,557
Home BancShares, Inc.	49,495	1,029,991
Huntington Bancshares, Inc.	732,810	7,225,506
Iberiabank Corp.	23,149	1,553,761
Investors Bancorp, Inc.	129,110	1,550,611
MB Financial, Inc.	35,719	1,358,751
PacWest Bancorp	127,759	5,482,139
People’s United Financial, Inc.	302,657	4,788,034
PrivateBancorp, Inc.	1,707	78,385
Prosperity Bancshares, Inc.	39,719	2,180,176
Synovus Financial Corp.	46,317	1,506,692
TCF Financial Corp.	84,357	1,224,020
UMB Financial Corp.	24,236	1,440,830
Umpqua Holdings Corp.	205,511	3,092,940
United Bankshares, Inc.(a)	57,907	2,181,357
Valley National Bancorp	244,568	2,379,647
Webster Financial Corp.	51,532	1,958,731
Zions Bancorp	41,730	1,294,465

Total Banks		69,808,434
Beverages – 0.2%
Brown-Forman Corp. Class A	98,752	4,912,912
Building Products – 1.1%
A.O. Smith Corp.	35,192	3,476,618
Fortune Brands Home & Security, Inc.	76,298	4,432,914
Lennox International, Inc.(a)	23,756	3,730,405
Masco Corp.	209,872	7,200,708
Owens Corning	79,976	4,269,918

Total Building Products		23,110,563
Capital Markets – 1.5%
CBOE Holdings, Inc.	26,780	1,736,683
Eaton Vance Corp.	89,347	3,489,000
FactSet Research Systems, Inc.(a)	10,338	1,675,790
Federated Investors, Inc. Class B	84,783	2,512,120
Interactive Brokers Group, Inc. Class A	14,369	506,795
Janus Capital Group, Inc.	114,470	1,603,725
Legg Mason, Inc.	51,441	1,722,245
LPL Financial Holdings, Inc.(a)	51,911	1,552,658
MarketAxess Holdings, Inc.(a)	6,553	1,085,111
Morningstar, Inc.(a)	9,406	745,614
MSCI, Inc.(a)	30,723	2,578,889
Nasdaq, Inc.	70,298	4,747,927
NorthStar Asset Management Group, Inc.	157,470	2,036,087
Raymond James Financial, Inc.	46,652	2,715,613
SEI Investments Co.	35,719	1,629,143
Waddell & Reed Financial, Inc. Class A	114,160	2,073,145

Total Capital Markets		32,410,545
Chemicals – 4.5%
Albemarle Corp.	128,488	10,984,439
Ashland Global Holdings, Inc.	46,973	5,446,519
Cabot Corp.	63,694	3,338,203
Celanese Corp. Series A	127,843	8,509,230
FMC Corp.	109,377	5,287,284
Huntsman Corp.	560,571	9,120,490
International Flavors & Fragrances, Inc.	73,526	10,512,012
NewMarket Corp.	9,552	4,100,865
Olin Corp.	329,554	6,762,448
PolyOne Corp.	60,566	2,047,736
RPM International, Inc.	154,818	8,316,823
Scotts Miracle-Gro Co. (The) Class A	81,339	6,773,099
Sensient Technologies Corp.	37,787	2,864,255
Valspar Corp. (The)	60,377	6,404,188

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2016

Investments	Shares	Value
Westlake Chemical Corp.	82,878	$4,433,973

Total Chemicals		94,901,564
Commercial Services & Supplies – 2.0%
Cintas Corp.	59,945	6,749,807
Deluxe Corp.	51,124	3,416,105
Healthcare Services Group, Inc.	68,824	2,724,054
KAR Auction Services, Inc.	186,297	8,040,578
Pitney Bowes, Inc.	357,561	6,493,308
R.R. Donnelley & Sons Co.	693,126	10,895,941
Rollins, Inc.	126,899	3,715,603

Total Commercial Services & Supplies		42,035,396
Communications Equipment – 0.8%
Brocade Communications Systems, Inc.	405,432	3,742,138
Harris Corp.	143,371	13,134,217

Total Communications Equipment		16,876,355
Construction & Engineering – 0.6%
EMCOR Group, Inc.(a)	19,706	1,174,872
Fluor Corp.	124,499	6,389,289
KBR, Inc.	129,950	1,966,143
Valmont Industries, Inc.	15,333	2,063,362

Total Construction & Engineering		11,593,666
Construction Materials – 0.4%
Eagle Materials, Inc.	15,537	1,201,010
Martin Marietta Materials, Inc.	35,090	6,284,970

Total Construction Materials		7,485,980
Consumer Finance – 0.3%
Navient Corp.	436,852	6,321,248
Containers & Packaging – 2.5%
AptarGroup, Inc.	49,188	3,807,643
Avery Dennison Corp.	101,803	7,919,255
Ball Corp.	47,358	3,880,988
Bemis Co., Inc.	112,108	5,718,629
Graphic Packaging Holding Co.	242,219	3,388,644
Packaging Corp. of America	156,810	12,742,381
Sealed Air Corp.(a)	113,016	5,178,393
Silgan Holdings, Inc.	34,229	1,731,645
Sonoco Products Co.(a)	161,052	8,508,377

Total Containers & Packaging		52,875,955
Distributors – 0.1%
Pool Corp.(a)	25,974	2,455,062
Diversified Consumer Services – 0.6%
Graham Holdings Co. Class B	2,217	1,067,197
H&R Block, Inc.	324,924	7,521,991
Service Corp. International	171,488	4,551,291

Total Diversified Consumer Services		13,140,479
Diversified Financial Services – 0.1%
Leucadia National Corp.	127,447	2,426,591
Voya Financial, Inc.	6,012	173,266

Total Diversified Financial Services		2,599,857
Diversified Telecommunication Services – 1.0%
Frontier Communications Corp.(a)	5,088,629	21,168,697
Electric Utilities – 4.4%
Alliant Energy Corp.	404,037	15,478,657
Great Plains Energy, Inc.	296,593	8,094,023
Hawaiian Electric Industries, Inc.	226,088	6,748,727
IDACORP, Inc.	73,147	5,725,947
ITC Holdings Corp.	144,616	6,721,752
OGE Energy Corp.	417,866	13,212,923
Pinnacle West Capital Corp.	213,743	16,242,330
Portland General Electric Co.	139,052	5,922,225
Westar Energy, Inc.	236,781	13,437,322

Total Electric Utilities		91,583,906
Electrical Equipment – 0.6%
Acuity Brands, Inc.	4,673	1,236,476
EnerSys	26,468	1,831,321
Hubbell, Inc.	64,016	6,897,084
Regal Beloit Corp.	34,028	2,024,325

Total Electrical Equipment		11,989,206
Electronic Equipment, Instruments & Components – 1.2%
Avnet, Inc.	95,604	3,925,500
Belden, Inc.	8,129	560,820
CDW Corp.	81,143	3,710,669
Cognex Corp.	31,193	1,648,862
FLIR Systems, Inc.	101,014	3,173,860
Ingram Micro, Inc. Class A	91,725	3,270,913
Jabil Circuit, Inc.	121,334	2,647,508
National Instruments Corp.	157,814	4,481,918
SYNNEX Corp.	16,671	1,902,328

Total Electronic Equipment, Instruments & Components		25,322,378
Energy Equipment & Services – 1.1%
Helmerich & Payne, Inc.(a)	273,487	18,405,675
Oceaneering International, Inc.	131,112	3,606,891

Total Energy Equipment & Services		22,012,566
Equity Real Estate Investment Trusts (REITs) – 16.0%
Alexandria Real Estate Equities, Inc.	58,494	6,362,392
American Campus Communities, Inc.	109,170	5,553,478
American Homes 4 Rent Class A	60,817	1,316,080
Apartment Investment & Management Co. Class A	116,102	5,330,243
Apple Hospitality REIT, Inc.(a)	256,201	4,742,281
Brixmor Property Group, Inc.	280,074	7,783,256
Camden Property Trust	76,210	6,381,825
Columbia Property Trust, Inc.	146,904	3,289,181
Communications Sales & Leasing, Inc.	450,612	14,153,723
Corrections Corp. of America	234,268	3,249,297
CubeSmart	89,457	2,438,598
DCT Industrial Trust, Inc.	65,703	3,189,881
DDR Corp.	360,679	6,286,635
Digital Realty Trust, Inc.	166,611	16,181,260
Douglas Emmett, Inc.(a)	95,747	3,507,213
Duke Realty Corp.	284,193	7,766,995

See Notes to Financial Statements.

42	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2016

Investments	Shares	Value
EPR Properties	91,669	$7,218,017
Equity LifeStyle Properties, Inc.	47,409	3,659,027
Equity One, Inc.	101,825	3,116,863
Extra Space Storage, Inc.	80,202	6,368,841
Federal Realty Investment Trust	43,057	6,627,764
Gaming and Leisure Properties, Inc.	217,877	7,287,986
Healthcare Realty Trust, Inc.	103,618	3,529,229
Healthcare Trust of America, Inc. Class A	133,332	4,349,290
Highwoods Properties, Inc.	90,698	4,727,180
Hospitality Properties Trust	271,056	8,055,784
Hudson Pacific Properties, Inc.	38,154	1,254,122
Iron Mountain, Inc.	357,835	13,429,548
Kilroy Realty Corp.(a)	46,777	3,243,985
Lamar Advertising Co. Class A	91,348	5,965,938
LaSalle Hotel Properties	183,150	4,371,791
Liberty Property Trust	205,596	8,295,799
Life Storage, Inc.	28,406	2,526,430
Medical Properties Trust, Inc.	429,798	6,348,116
Mid-America Apartment Communities, Inc.	61,053	5,738,371
National Retail Properties, Inc.(a)	147,721	7,511,613
NorthStar Realty Finance Corp.	584,446	7,697,154
Omega Healthcare Investors, Inc.	294,263	10,431,623
Outfront Media, Inc.	205,089	4,850,355
Paramount Group, Inc.	109,601	1,796,360
Piedmont Office Realty Trust, Inc. Class A	151,943	3,307,799
Post Properties, Inc.	38,613	2,553,478
Rayonier, Inc.	128,332	3,405,931
Regency Centers Corp.	65,149	5,048,396
Retail Properties of America, Inc. Class A	252,424	4,240,723
RLJ Lodging Trust	173,114	3,640,587
Ryman Hospitality Properties, Inc.	66,695	3,212,031
Senior Housing Properties Trust	619,157	14,061,055
Spirit Realty Capital, Inc.	695,922	9,276,640
STORE Capital Corp.	140,771	4,148,521
Sun Communities, Inc.	52,956	4,155,987
Sunstone Hotel Investors, Inc.	69,590	890,056
Tanger Factory Outlet Centers, Inc.	78,430	3,055,633
Taubman Centers, Inc.	43,474	3,234,900
UDR, Inc.	190,068	6,840,547
VEREIT, Inc.	1,437,140	14,903,142
W.P. Carey, Inc.	158,167	10,206,517
Weingarten Realty Investors	118,829	4,631,954

Total Equity Real Estate Investment Trusts (REITs)		336,747,421
Food & Staples Retailing – 0.5%
Casey’s General Stores, Inc.	12,858	1,544,889
PriceSmart, Inc.	11,694	979,490
Whole Foods Market, Inc.	256,744	7,278,692

Total Food & Staples Retailing		9,803,071
Food Products – 1.7%
Flowers Foods, Inc.(a)	271,396	4,103,508
Ingredion, Inc.(a)	64,393	8,568,133
Lancaster Colony Corp.	23,968	3,165,933
McCormick & Co., Inc. Non-Voting Shares	113,271	11,318,038
Pinnacle Foods, Inc.	135,051	6,775,509
Snyder’s-Lance, Inc.	62,735	2,106,641

Total Food Products		36,037,762
Gas Utilities – 2.3%
Atmos Energy Corp.	133,197	9,919,181
National Fuel Gas Co.	167,602	9,062,240
New Jersey Resources Corp.	139,411	4,581,045
Piedmont Natural Gas Co., Inc.(a)	86,447	5,190,278
Southwest Gas Corp.	71,511	4,995,759
UGI Corp.	233,026	10,542,096
WGL Holdings, Inc.	74,403	4,665,068

Total Gas Utilities		48,955,667
Health Care Equipment & Supplies – 1.0%
Cantel Medical Corp.	3,324	259,206
Cooper Cos., Inc. (The)	875	156,852
DENTSPLY SIRONA, Inc.	32,656	1,940,746
Hill-Rom Holdings, Inc.	41,962	2,600,805
ResMed, Inc.	143,921	9,324,642
Teleflex, Inc.(a)	20,976	3,525,017
West Pharmaceutical Services, Inc.	27,007	2,012,021

Total Health Care Equipment & Supplies		19,819,289
Health Care Providers & Services – 1.1%
Chemed Corp.	5,358	755,853
HealthSouth Corp.	115,278	4,676,829
Patterson Cos., Inc.	98,027	4,503,360
Quest Diagnostics, Inc.	152,867	12,937,134

Total Health Care Providers & Services		22,873,176
Hotels, Restaurants & Leisure – 4.1%
Aramark	131,992	5,019,656
Brinker International, Inc.	81,362	4,103,086
Choice Hotels International, Inc.(a)	42,492	1,915,539
Churchill Downs, Inc.	7,013	1,026,353
Cracker Barrel Old Country Store, Inc.(a)	38,996	5,156,051
Darden Restaurants, Inc.	230,963	14,162,651
Domino’s Pizza, Inc.	29,563	4,489,142
Dunkin’ Brands Group, Inc.	109,728	5,714,634
Jack in the Box, Inc.	25,781	2,473,429
Six Flags Entertainment Corp.	200,843	10,767,193
Vail Resorts, Inc.	33,624	5,274,933
Wendy’s Co. (The)	292,868	3,162,974
Wyndham Worldwide Corp.	126,775	8,535,761
Wynn Resorts Ltd.(a)	152,701	14,876,131

Total Hotels, Restaurants & Leisure		86,677,533
Household Durables – 1.4%
CalAtlantic Group, Inc.	24,442	817,340
Harman International Industries, Inc.	51,470	4,346,642
Leggett & Platt, Inc.	191,146	8,712,435
Lennar Corp. Class A	27,619	1,169,388
PulteGroup, Inc.	298,437	5,980,678
Tupperware Brands Corp.	118,098	7,720,066

Total Household Durables		28,746,549

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2016

Investments	Shares	Value
Household Products – 0.3%
Spectrum Brands Holdings, Inc.	38,793	$5,341,408
Independent Power & Renewable Electricity Producers – 1.3%
AES Corp.	1,423,776	18,295,522
NRG Energy, Inc.	853,596	9,568,811

Total Independent Power & Renewable Electricity Producers		27,864,333
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	41,696	4,276,759
Insurance – 3.2%
American Financial Group, Inc.	32,416	2,431,200
American National Insurance Co.	19,875	2,423,955
AmTrust Financial Services, Inc.	81,398	2,183,908
Arthur J. Gallagher & Co.	141,345	7,190,220
Assurant, Inc.	37,530	3,462,142
Brown & Brown, Inc.	51,020	1,923,964
Cincinnati Financial Corp.	119,535	9,015,330
CNA Financial Corp.	180,799	6,221,294
CNO Financial Group, Inc.	64,873	990,611
Erie Indemnity Co. Class A	30,389	3,101,805
First American Financial Corp.	59,446	2,335,039
FNF Group	69,683	2,572,000
Hanover Insurance Group, Inc. (The)	20,240	1,526,501
Mercury General Corp.	66,197	3,630,905
Old Republic International Corp.	249,302	4,392,701
ProAssurance Corp.	31,290	1,642,099
Reinsurance Group of America, Inc.	26,547	2,865,483
RLI Corp.	13,286	908,231
Torchmark Corp.	26,338	1,682,735
Unum Group	123,629	4,365,340
W.R. Berkley Corp.	25,417	1,468,086

Total Insurance		66,333,549
Internet & Catalog Retail – 0.1%
HSN, Inc.	70,000	2,786,000
Internet Software & Services – 0.1%
j2 Global, Inc.(a)	37,388	2,490,415
IT Services – 2.6%
Booz Allen Hamilton Holding Corp.	126,240	3,990,447
Broadridge Financial Solutions, Inc.	128,355	8,701,186
Computer Sciences Corp.	122,910	6,417,131
DST Systems, Inc.	17,109	2,017,493
Global Payments, Inc.	9,640	739,966
Jack Henry & Associates, Inc.	48,711	4,167,226
Leidos Holdings, Inc.	78,219	3,385,318
MAXIMUS, Inc.	10,536	595,916
Sabre Corp.	169,759	4,783,809
Total System Services, Inc.	64,709	3,051,029
Western Union Co. (The)	813,273	16,932,344

Total IT Services		54,781,865
Leisure Products – 2.3%
Brunswick Corp.(a)	52,286	2,550,511
Hasbro, Inc.	158,792	12,596,970
Mattel, Inc.	932,011	28,221,293
Polaris Industries, Inc.(a)	70,100	5,428,544

Total Leisure Products		48,797,318
Life Sciences Tools & Services – 0.2%
Bio-Techne Corp.	25,523	2,794,769
PerkinElmer, Inc.	29,212	1,639,085

Total Life Sciences Tools & Services		4,433,854
Machinery – 4.4%
AGCO Corp.	40,344	1,989,766
Allison Transmission Holdings, Inc.(a)	192,599	5,523,739
CLARCOR, Inc.	44,056	2,863,640
Crane Co.	76,484	4,819,257
Donaldson Co., Inc.	156,159	5,829,415
Dover Corp.	199,559	14,695,525
Flowserve Corp.	108,582	5,237,996
Graco, Inc.	45,473	3,365,002
IDEX Corp.(a)	61,003	5,708,051
ITT, Inc.	54,377	1,948,872
Lincoln Electric Holdings, Inc.	82,394	5,159,512
Nordson Corp.	43,368	4,320,754
Oshkosh Corp.	69,534	3,893,904
Snap-on, Inc.	39,925	6,067,003
Timken Co. (The)	142,619	5,011,632
Toro Co. (The)	67,905	3,180,670
Trinity Industries, Inc.	135,441	3,274,963
Wabtec Corp.	20,558	1,678,561
Woodward, Inc.	25,179	1,573,184
Xylem, Inc.	131,414	6,892,664

Total Machinery		93,034,110
Media – 2.0%
Cable One, Inc.	3,827	2,234,968
Cinemark Holdings, Inc.	164,471	6,295,950
Interpublic Group of Cos., Inc. (The)	413,798	9,248,385
News Corp. Class A	270,785	3,785,574
News Corp. Class B	141,178	2,007,551
Scripps Networks Interactive, Inc. Class A	75,767	4,810,447
TEGNA, Inc.	229,932	5,026,313
Tribune Media Co. Class A	132,303	4,831,706
Viacom, Inc. Class A(a)	84,730	3,628,139

Total Media		41,869,033
Metals & Mining – 1.2%
Compass Minerals International, Inc.(a)	53,432	3,937,938
Newmont Mining Corp.	130,398	5,123,337
Reliance Steel & Aluminum Co.	95,881	6,906,309
Steel Dynamics, Inc.	367,526	9,184,475

Total Metals & Mining		25,152,059
Multi-Utilities – 4.8%
CenterPoint Energy, Inc.	1,210,556	28,121,216
CMS Energy Corp.	438,754	18,432,056
MDU Resources Group, Inc.	413,546	10,520,610
NiSource, Inc.	502,716	12,120,483
NorthWestern Corp.	83,641	4,811,867

See Notes to Financial Statements.

44	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2016

Investments	Shares	Value
SCANA Corp.(a)	257,328	$18,622,827
Vectren Corp.	155,591	7,810,668

Total Multi-Utilities		100,439,727
Multiline Retail – 1.4%
Dillard’s, Inc. Class A(a)	6,012	378,816
Kohl’s Corp.	358,209	15,671,644
Nordstrom, Inc.(a)	238,611	12,379,139

Total Multiline Retail		28,429,599
Oil, Gas & Consumable Fuels – 4.8%
Cabot Oil & Gas Corp.	97,349	2,511,604
CVR Energy, Inc.(a)	197,521	2,719,864
EQT Corp.	16,993	1,234,032
HollyFrontier Corp.	263,636	6,459,082
Murphy Oil Corp.	504,782	15,345,373
ONEOK, Inc.	1,201,858	61,763,483
PBF Energy, Inc. Class A(a)	152,872	3,461,022
Range Resources Corp.	56,399	2,185,461
Western Refining, Inc.	171,940	4,549,532
World Fuel Services Corp.	20,269	937,644

Total Oil, Gas & Consumable Fuels		101,167,097
Professional Services – 0.6%
Dun & Bradstreet Corp. (The)	30,898	4,221,285
ManpowerGroup, Inc.	67,044	4,844,599
Robert Half International, Inc.	108,079	4,091,871

Total Professional Services		13,157,755
Real Estate Management & Development – 0.1%
Jones Lang LaSalle, Inc.	3,625	412,489
Kennedy-Wilson Holdings, Inc.	53,745	1,211,949

Total Real Estate Management & Development		1,624,438
Road & Rail – 0.9%
JB Hunt Transport Services, Inc.	62,687	5,086,423
Kansas City Southern	91,715	8,558,844
Landstar System, Inc.	11,801	803,412
Ryder System, Inc.	74,177	4,891,973

Total Road & Rail		19,340,652
Semiconductors & Semiconductor Equipment – 1.9%
KLA-Tencor Corp.	226,813	15,811,134
Microchip Technology, Inc.	318,533	19,793,641
Monolithic Power Systems, Inc.(a)	24,089	1,939,165
Teradyne, Inc.	117,071	2,526,392

Total Semiconductors & Semiconductor Equipment		40,070,332
Software – 0.4%
Blackbaud, Inc.	17,100	1,134,414
CDK Global, Inc.	88,692	5,087,373
Fair Isaac Corp.	1,241	154,616
SS&C Technologies Holdings, Inc.	69,968	2,249,472

Total Software		8,625,875
Specialty Retail – 2.7%
American Eagle Outfitters, Inc.	295,007	5,268,825
CST Brands, Inc.	23,732	1,141,272
Dick’s Sporting Goods, Inc.	62,789	3,561,392
Foot Locker, Inc.	98,931	6,699,607
GameStop Corp. Class A(a)	240,748	6,642,237
Lithia Motors, Inc. Class A(a)	8,177	781,067
Penske Automotive Group, Inc.(a)	97,239	4,684,975
Staples, Inc.	1,539,191	13,160,083
Tiffany & Co.(a)	129,543	9,408,708
Williams-Sonoma, Inc.	98,218	5,016,976

Total Specialty Retail		56,365,142
Technology Hardware, Storage & Peripherals – 0.6%
NetApp, Inc.	346,304	12,404,609
Textiles, Apparel & Luxury Goods – 1.5%
Carter’s, Inc.	24,308	2,107,747
Coach, Inc.	585,073	21,390,269
Columbia Sportswear Co.(a)	50,365	2,857,710
PVH Corp.	7,442	822,341
Ralph Lauren Corp.	49,524	5,008,857

Total Textiles, Apparel & Luxury Goods		32,186,924
Thrifts & Mortgage Finance – 0.6%
New York Community Bancorp, Inc.	702,157	9,991,694
Radian Group, Inc.	4,036	54,688
TFS Financial Corp.	146,146	2,602,860

Total Thrifts & Mortgage Finance		12,649,242
Tobacco – 0.4%
Vector Group Ltd.	403,746	8,692,661
Trading Companies & Distributors – 0.5%
Air Lease Corp.	29,458	841,910
MSC Industrial Direct Co., Inc. Class A	67,499	4,955,102
Watsco, Inc.	33,017	4,652,095

Total Trading Companies & Distributors		10,449,107
Transportation Infrastructure – 1.0%
Macquarie Infrastructure Corp.	257,507	21,434,883
Water Utilities – 1.0%
American Water Works Co., Inc.	203,423	15,224,177
Aqua America, Inc.	205,923	6,276,533

Total Water Utilities		21,500,710
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	101,850	2,768,283
TOTAL COMMON STOCKS (Cost: $1,876,817,553)		2,098,523,602
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree LargeCap Dividend Fund(a)(b)
(Cost: $2,848,184)	36,997	2,848,399
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
United States – 2.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $57,768,178)(d)	57,768,178	57,768,178

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	45

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2016

Investments	Value
TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $1,937,433,915)	$2,159,140,179
Liabilities in Excess of Cash and Other Assets – (2.6)%	(54,164,987)

NET ASSETS – 100.0%	$2,104,975,192
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $82,358,391 and the total market value of the collateral held by the Fund was $84,752,254. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $26,984,076.

See Notes to Financial Statements.

46	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.6%
United States – 99.6%
Aerospace & Defense – 2.1%
B/E Aerospace, Inc.	27,455	$1,418,325
BWX Technologies, Inc.	12,096	464,124
Curtiss-Wright Corp.	17,156	1,563,083
Esterline Technologies Corp.*	10,305	783,592
Hexcel Corp.	36,220	1,604,546
Huntington Ingalls Industries, Inc.	25,808	3,959,463
Moog, Inc. Class A*	14,960	890,719
Orbital ATK, Inc.	16,484	1,256,575
Teledyne Technologies, Inc.*(a)	15,089	1,628,556
Triumph Group, Inc.	24,017	669,594

Total Aerospace & Defense		14,238,577
Airlines – 0.6%
Allegiant Travel Co.	6,866	906,793
Hawaiian Holdings, Inc.*	28,747	1,397,104
Spirit Airlines, Inc.*	49,705	2,113,954

Total Airlines		4,417,851
Auto Components – 1.6%
American Axle & Manufacturing Holdings, Inc.*	72,399	1,246,711
Cooper Tire & Rubber Co.	35,198	1,338,228
Dana, Inc.	220,366	3,435,506
Gentex Corp.	133,104	2,337,306
Gentherm, Inc.*	12,953	406,983
Tenneco, Inc.*	32,359	1,885,559
Visteon Corp.	2,368	169,691

Total Auto Components		10,819,984
Automobiles – 0.3%
Thor Industries, Inc.	24,729	2,094,546
Banks – 7.6%
Associated Banc-Corp.	53,862	1,055,157
BancorpSouth, Inc.	32,447	752,770
Bank of Hawaii Corp.	14,525	1,054,805
Bank of the Ozarks, Inc.	17,833	684,787
BankUnited, Inc.	36,502	1,102,360
Banner Corp.	6,338	277,224
BOK Financial Corp.(a)	26,419	1,822,118
Cathay General Bancorp	28,132	865,903
Columbia Banking System, Inc.	16,315	533,827
Commerce Bancshares, Inc.	33,836	1,666,761
Community Bank System, Inc.	13,372	643,327
Cullen/Frost Bankers, Inc.	25,428	1,829,290
CVB Financial Corp.	31,950	562,639
East West Bancorp, Inc.	53,215	1,953,523
First Citizens BancShares, Inc. Class A	4,971	1,460,927
First Financial Bankshares, Inc.(a)	18,022	656,722
First Horizon National Corp.	77,018	1,172,984
FNB Corp.	64,497	793,313
Fulton Financial Corp.	63,585	923,254
Glacier Bancorp, Inc.	24,953	711,660
Hancock Holding Co.	32,355	1,049,273
Hilltop Holdings, Inc.*	63,465	1,425,424
Home BancShares, Inc.	36,834	766,516
Iberiabank Corp.	13,528	907,999
International Bancshares Corp.	31,224	929,851
Investors Bancorp, Inc.	81,634	980,424
MB Financial, Inc.	25,001	951,038
PacWest Bancorp	38,011	1,631,052
People’s United Financial, Inc.	88,175	1,394,928
Pinnacle Financial Partners, Inc.	9,986	540,043
Popular, Inc.	160,831	6,146,961
PrivateBancorp, Inc.	22,816	1,047,711
Prosperity Bancshares, Inc.	34,277	1,881,464
Simmons First National Corp. Class A	6,611	329,889
South State Corp.	7,713	578,783
Sterling Bancorp	17,878	312,865
Synovus Financial Corp.	38,618	1,256,244
TCF Financial Corp.	59,758	867,089
Texas Capital Bancshares, Inc.*	15,576	855,434
UMB Financial Corp.	14,962	889,491
Umpqua Holdings Corp.	75,873	1,141,889
United Bankshares, Inc.(a)	20,865	785,985
Valley National Bancorp	62,128	604,505
Webster Financial Corp.	29,596	1,124,944
Western Alliance Bancorp*	27,605	1,036,292
Wintrust Financial Corp.	17,510	973,031
Zions Bancorp	46,398	1,439,266

Total Banks		52,371,742
Beverages – 0.1%
Boston Beer Co., Inc. (The) Class A*	3,320	515,463
National Beverage Corp.*(a)	7,762	341,916

Total Beverages		857,379
Biotechnology – 0.3%
Insys Therapeutics, Inc.*(a)	12,692	149,639
Ligand Pharmaceuticals, Inc.*	17,549	1,791,051
Myriad Genetics, Inc.*	14,409	296,537

Total Biotechnology		2,237,227
Building Products – 1.2%
A.O. Smith Corp.	24,461	2,416,502
Armstrong Flooring, Inc.*(a)	5,159	97,402
Armstrong World Industries, Inc.*	10,830	447,496
Lennox International, Inc.	11,808	1,854,210
Owens Corning	36,610	1,954,608
Simpson Manufacturing Co., Inc.	13,130	577,063
USG Corp.*	35,760	924,396

Total Building Products		8,271,677
Capital Markets – 1.7%
BGC Partners, Inc. Class A	37,864	331,310
CBOE Holdings, Inc.	17,763	1,151,930
Eaton Vance Corp.	42,161	1,646,387
Evercore Partners, Inc. Class A	5,370	276,609
Federated Investors, Inc. Class B	30,536	904,782
Financial Engines, Inc.	6,053	179,835

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2016

Investments	Shares	Value
Interactive Brokers Group, Inc. Class A	5,572	$196,524
Janus Capital Group, Inc.	62,100	870,021
Legg Mason, Inc.	44,504	1,489,994
LPL Financial Holdings, Inc.(a)	25,240	754,928
MarketAxess Holdings, Inc.	4,958	820,995
Morningstar, Inc.	8,901	705,582
NorthStar Asset Management Group, Inc.	63,355	819,180
Stifel Financial Corp.*	17,119	658,226
Waddell & Reed Financial, Inc. Class A	46,529	844,967

Total Capital Markets		11,651,270
Chemicals – 2.4%
Albemarle Corp.	25,838	2,208,891
Balchem Corp.	6,643	515,032
Chemtura Corp.*	110,791	3,635,053
FMC Corp.	12,384	598,643
H.B. Fuller Co.	12,807	595,141
Huntsman Corp.	35,810	582,629
Minerals Technologies, Inc.	14,451	1,021,541
NewMarket Corp.	4,283	1,838,777
PolyOne Corp.	30,331	1,025,491
RPM International, Inc.	33,639	1,807,087
Scotts Miracle-Gro Co. (The) Class A	16,615	1,383,531
Sensient Technologies Corp.	12,884	976,607

Total Chemicals		16,188,423
Commercial Services & Supplies – 2.3%
Clean Harbors, Inc.*(a)	17,471	838,259
Copart, Inc.*	39,721	2,127,457
Deluxe Corp.	26,979	1,802,737
Healthcare Services Group, Inc.	12,192	482,559
Herman Miller, Inc.	42,568	1,217,445
HNI Corp.	16,128	641,894
KAR Auction Services, Inc.	39,802	1,717,854
Matthews International Corp. Class A	6,390	388,256
MSA Safety, Inc.	12,476	724,107
Pitney Bowes, Inc.	115,175	2,091,578
R.R. Donnelley & Sons Co.	68,408	1,075,374
Rollins, Inc.	39,438	1,154,745
Steelcase, Inc. Class A	27,597	383,322
West Corp.	55,535	1,226,213

Total Commercial Services & Supplies		15,871,800
Communications Equipment – 1.3%
Arista Networks, Inc.*(a)	10,921	929,159
Brocade Communications Systems, Inc.	269,676	2,489,109
CommScope Holding Co., Inc.*	11,414	343,676
EchoStar Corp. Class A*	28,388	1,244,246
Infinera Corp.*	15,412	139,170
InterDigital, Inc.	14,046	1,112,443
NetScout Systems, Inc.*	8,802	257,459
Plantronics, Inc.	13,194	685,560
Ubiquiti Networks, Inc.*(a)	30,664	1,640,524
ViaSat, Inc.*	2,499	186,550

Total Communications Equipment		9,027,896
Construction & Engineering – 1.2%
Dycom Industries, Inc.*	7,087	579,575
EMCOR Group, Inc.	23,875	1,423,427
Jacobs Engineering Group, Inc.*	58,669	3,034,361
Quanta Services, Inc.*	65,702	1,838,999
Valmont Industries, Inc.	7,661	1,030,941

Total Construction & Engineering		7,907,303
Construction Materials – 0.2%
Eagle Materials, Inc.	18,777	1,451,462
Consumer Finance – 2.1%
Credit Acceptance Corp.*(a)	7,951	1,598,708
Navient Corp.	445,666	6,448,787
PRA Group, Inc.*	26,527	916,243
Santander Consumer USA Holdings, Inc.*(a)	365,333	4,442,449
SLM Corp.*	162,024	1,210,319

Total Consumer Finance		14,616,506
Containers & Packaging – 1.7%
AptarGroup, Inc.	18,737	1,450,431
Avery Dennison Corp.	32,549	2,531,987
Bemis Co., Inc.	36,943	1,884,463
Berry Plastics Group, Inc.*	16,624	728,962
Graphic Packaging Holding Co.	116,818	1,634,284
Owens-Illinois, Inc.*	29,025	533,770
Silgan Holdings, Inc.	19,782	1,000,771
Sonoco Products Co.	35,412	1,870,816

Total Containers & Packaging		11,635,484
Distributors – 0.2%
Core-Mark Holding Co., Inc.	7,863	281,495
Pool Corp.	10,544	996,619

Total Distributors		1,278,114
Diversified Consumer Services – 0.8%
Bright Horizons Family Solutions, Inc.*	9,560	639,468
Graham Holdings Co. Class B	1,545	743,717
Grand Canyon Education, Inc.*(a)	22,600	912,814
Service Corp. International	32,920	873,697
ServiceMaster Global Holdings, Inc.*	30,636	1,031,820
Sotheby’s	32,942	1,252,455

Total Diversified Consumer Services		5,453,971
Diversified Telecommunication Services – 0.1%
Globalstar, Inc.*(a)	763,446	923,770
Electric Utilities – 2.3%
ALLETE, Inc.	22,698	1,353,255
Great Plains Energy, Inc.	64,791	1,768,146
Hawaiian Electric Industries, Inc.	36,697	1,095,405
IDACORP, Inc.	20,091	1,572,724
ITC Holdings Corp.	45,792	2,128,412
OGE Energy Corp.	82,072	2,595,117
PNM Resources, Inc.	30,453	996,422
Portland General Electric Co.	33,235	1,415,479
Westar Energy, Inc.	56,068	3,181,859

Total Electric Utilities		16,106,819

See Notes to Financial Statements.

48	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2016

Investments	Shares	Value
Electrical Equipment – 0.9%
EnerSys	22,640	$1,566,462
Generac Holdings, Inc.*	26,448	960,062
Hubbell, Inc.	21,598	2,326,969
Regal Beloit Corp.	18,449	1,097,531

Total Electrical Equipment		5,951,024
Electronic Equipment, Instruments & Components – 4.8%
Anixter International, Inc.*	14,718	949,311
Arrow Electronics, Inc.*	56,403	3,608,100
Avnet, Inc.	89,027	3,655,449
AVX Corp.	116,142	1,601,598
Belden, Inc.	4,807	331,635
Cognex Corp.	22,124	1,169,475
Dolby Laboratories, Inc. Class A	37,739	2,048,850
FLIR Systems, Inc.	58,475	1,837,284
Ingram Micro, Inc. Class A	41,645	1,485,061
IPG Photonics Corp.*	18,467	1,520,757
Jabil Circuit, Inc.	86,046	1,877,524
Keysight Technologies, Inc.*	79,501	2,519,387
Littelfuse, Inc.	5,150	663,371
National Instruments Corp.	25,189	715,367
OSI Systems, Inc.*	5,123	334,942
Sanmina Corp.*	126,064	3,589,042
SYNNEX Corp.	15,133	1,726,827
Tech Data Corp.*	21,294	1,803,815
Trimble Navigation Ltd.*	37,847	1,080,910
Universal Display Corp.*	1,135	63,004
VeriFone Systems, Inc.*	18,555	292,056

Total Electronic Equipment, Instruments & Components		32,873,765
Energy Equipment & Services – 1.0%
Diamond Offshore Drilling, Inc.(a)	23,639	416,283
Dril-Quip, Inc.*	23,957	1,335,363
Helmerich & Payne, Inc.(a)	55,217	3,716,104
Oceaneering International, Inc.	55,106	1,515,966
RPC, Inc.*(a)	9,791	164,489

Total Energy Equipment & Services		7,148,205
Equity Real Estate Investment Trusts (REITs) – 6.8%
Acadia Realty Trust	11,165	404,620
Alexander’s, Inc.	1,049	440,160
American Assets Trust, Inc.	5,655	245,314
American Campus Communities, Inc.	16,699	849,478
Apartment Investment & Management Co. Class A	30,848	1,416,232
Apple Hospitality REIT, Inc.	46,014	851,719
Brandywine Realty Trust	10,436	163,010
CBL & Associates Properties, Inc.	70,038	850,261
Columbia Property Trust, Inc.	22,273	498,692
Communications Sales & Leasing, Inc.	7,458	234,256
CoreSite Realty Corp.	2,282	168,959
Corporate Office Properties Trust	27,979	793,205
Corrections Corp. of America	45,677	633,540
Cousins Properties, Inc.	59,514	621,326
CubeSmart	7,292	198,780
DCT Industrial Trust, Inc.	12,918	627,169
DiamondRock Hospitality Co.	67,723	616,279
Douglas Emmett, Inc.	10,486	384,102
DuPont Fabros Technology, Inc.	13,427	553,864
EastGroup Properties, Inc.	5,139	378,025
Education Realty Trust, Inc.	4,471	192,879
Empire State Realty Trust, Inc. Class A	9,798	205,268
EPR Properties	17,388	1,369,131
Equity LifeStyle Properties, Inc.	11,287	871,131
Equity One, Inc.	12,844	393,155
First Industrial Realty Trust, Inc.	9,972	281,410
Gaming and Leisure Properties, Inc.	43,573	1,457,517
Geo Group, Inc. (The)	26,616	632,928
Gramercy Property Trust	9,689	93,402
Healthcare Realty Trust, Inc.	10,292	350,546
Healthcare Trust of America, Inc. Class A	9,579	312,467
Highwoods Properties, Inc.	13,135	684,596
Hospitality Properties Trust	47,811	1,420,943
Iron Mountain, Inc.	27,569	1,034,665
Kilroy Realty Corp.	18,674	1,295,042
Kite Realty Group Trust	3,001	83,188
Lamar Advertising Co. Class A	38,519	2,515,676
LaSalle Hotel Properties	26,556	633,892
Lexington Realty Trust	50,250	517,575
Liberty Property Trust	42,729	1,724,115
Life Storage, Inc.	6,195	550,983
Medical Properties Trust, Inc.	47,780	705,711
National Health Investors, Inc.	11,460	899,381
National Retail Properties, Inc.	26,122	1,328,304
Omega Healthcare Investors, Inc.	37,520	1,330,084
Outfront Media, Inc.	18,617	440,292
Paramount Group, Inc.	14,206	232,836
Parkway Properties, Inc.	36,050	613,210
Pebblebrook Hotel Trust	12,063	320,876
Piedmont Office Realty Trust, Inc. Class A	16,865	367,151
Post Properties, Inc.	7,226	477,855
PS Business Parks, Inc.	8,872	1,007,593
QTS Realty Trust, Inc. Class A	2,880	152,208
Rayonier, Inc.	12,460	330,688
Regency Centers Corp.	16,084	1,246,349
Retail Opportunity Investments Corp.	7,120	156,355
Retail Properties of America, Inc. Class A	53,427	897,574
RLJ Lodging Trust	45,191	950,367
Ryman Hospitality Properties, Inc.	14,913	718,210
Select Income REIT	26,765	719,978
Senior Housing Properties Trust	66,775	1,516,460
Spirit Realty Capital, Inc.	77,634	1,034,861
STORE Capital Corp.	19,335	569,802
Sun Communities, Inc.	2,661	208,835
Sunstone Hotel Investors, Inc.	42,224	540,045
Tanger Factory Outlet Centers, Inc.	18,229	710,202
Urban Edge Properties	10,075	283,511
Washington Prime Group, Inc.	16,141	199,826
Washington Real Estate Investment Trust	6,399	199,137

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2016

Investments	Shares	Value
Weingarten Realty Investors	33,418	$1,302,634
Xenia Hotels & Resorts, Inc.	8,258	125,356

Total Equity Real Estate Investment Trusts (REITs)		47,135,191
Food & Staples Retailing – 0.6%
Casey’s General Stores, Inc.	10,595	1,272,989
PriceSmart, Inc.	7,057	591,094
Sprouts Farmers Market, Inc.*	32,047	661,771
SUPERVALU, Inc.*	186,821	932,237
United Natural Foods, Inc.*	23,066	923,563

Total Food & Staples Retailing		4,381,654
Food Products – 2.2%
B&G Foods, Inc.	14,061	691,520
Cal-Maine Foods, Inc.(a)	40,891	1,575,939
Darling Ingredients, Inc.*	44,591	602,424
Flowers Foods, Inc.(a)	58,372	882,585
Hain Celestial Group, Inc. (The)*	32,380	1,152,080
J&J Snack Foods Corp.	4,327	515,432
Lancaster Colony Corp.	6,671	881,172
Pilgrim’s Pride Corp.	240,406	5,077,375
Pinnacle Foods, Inc.	27,869	1,398,188
Seaboard Corp.*	419	1,441,360
Snyder’s-Lance, Inc.	12,639	424,418
TreeHouse Foods, Inc.*	9,441	823,161

Total Food Products		15,465,654
Gas Utilities – 1.6%
Atmos Energy Corp.	36,415	2,711,825
New Jersey Resources Corp.	38,230	1,256,238
ONE Gas, Inc.	17,386	1,075,150
Piedmont Natural Gas Co., Inc.	16,967	1,018,699
Southwest Gas Corp.	18,593	1,298,907
UGI Corp.	61,190	2,768,235
WGL Holdings, Inc.	16,968	1,063,894

Total Gas Utilities		11,192,948
Health Care Equipment & Supplies – 1.3%
ABIOMED, Inc.*	10,729	1,379,535
Align Technology, Inc.*	14,285	1,339,219
Cantel Medical Corp.	5,445	424,601
Globus Medical, Inc. Class A*	27,676	624,647
Hill-Rom Holdings, Inc.	7,043	436,525
ICU Medical, Inc.*	3,047	385,080
Integer Holdings Corp.*	3,366	73,009
Integra LifeSciences Holdings Corp.*	903	74,543
Masimo Corp.*	13,833	822,925
Neogen Corp.*(a)	4,230	236,626
NuVasive, Inc.*	5,511	367,363
Nuvectra Corp.*	1,121	7,757
Teleflex, Inc.	10,430	1,752,761
West Pharmaceutical Services, Inc.	13,931	1,037,860

Total Health Care Equipment & Supplies		8,962,451
Health Care Providers & Services – 2.0%
Acadia Healthcare Co., Inc.*	10,769	533,604
Amsurg Corp.*	10,368	695,174
Chemed Corp.	5,091	718,187
Community Health Systems, Inc.*	105,205	1,214,066
Diplomat Pharmacy, Inc.*(a)	4,427	124,000
Envision Healthcare Holdings, Inc.*	41,366	921,221
HealthEquity, Inc.*	2,895	109,576
HealthSouth Corp.	35,489	1,439,789
LifePoint Health, Inc.*	15,094	894,018
Molina Healthcare, Inc.*	17,595	1,026,140
Owens & Minor, Inc.	16,172	561,654
Patterson Cos., Inc.	30,605	1,405,994
Quorum Health Corp.*	25,429	159,440
Team Health Holdings, Inc.*	14,917	485,697
Tenet Healthcare Corp.*	15,947	361,359
VCA, Inc.*	21,583	1,510,378
WellCare Health Plans, Inc.*	11,044	1,293,142

Total Health Care Providers & Services		13,453,439
Health Care Technology – 0.1%
Medidata Solutions, Inc.*	1,699	94,736
Veeva Systems, Inc. Class A*	13,167	543,534

Total Health Care Technology		638,270
Hotels, Restaurants & Leisure – 2.7%
Bloomin’ Brands, Inc.	54,736	943,649
Boyd Gaming Corp.*	17,872	353,508
Brinker International, Inc.	30,183	1,522,129
Buffalo Wild Wings, Inc.*	3,863	543,679
Cheesecake Factory, Inc. (The)	17,057	853,873
Choice Hotels International, Inc.	17,382	783,581
Churchill Downs, Inc.	2,014	294,749
Cracker Barrel Old Country Store, Inc.(a)	8,964	1,185,220
Domino’s Pizza, Inc.	11,272	1,711,653
Dunkin’ Brands Group, Inc.	27,160	1,414,493
Jack in the Box, Inc.	10,294	987,606
La Quinta Holdings, Inc.*	4,241	47,414
Marriott Vacations Worldwide Corp.	13,283	973,910
Panera Bread Co. Class A*	5,773	1,124,119
Papa John’s International, Inc.	9,804	773,045
Pinnacle Entertainment, Inc.*	15,868	195,811
Six Flags Entertainment Corp.	15,581	835,297
Texas Roadhouse, Inc.	18,782	733,061
Vail Resorts, Inc.	5,561	872,410
Wendy’s Co. (The)	31,906	344,585
Wynn Resorts Ltd.	21,206	2,065,888

Total Hotels, Restaurants & Leisure		18,559,680
Household Durables – 1.2%
CalAtlantic Group, Inc.	27,949	934,615
GoPro, Inc. Class A*(a)	68,901	1,149,269
Leggett & Platt, Inc.	48,450	2,208,351
Tempur Sealy International, Inc.*(a)	13,181	747,890
TRI Pointe Group, Inc.*	89,392	1,178,186
Tupperware Brands Corp.	25,803	1,686,742

Total Household Durables		7,905,053
Household Products – 0.3%
Spectrum Brands Holdings, Inc.	12,457	1,715,204

See Notes to Financial Statements.

50	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2016

Investments	Shares	Value
Independent Power & Renewable Electricity Producers – 0.7%
Calpine Corp.*	272,516	$3,444,602
Dynegy, Inc.*	31,054	384,759
Ormat Technologies, Inc.	20,851	1,009,397

Total Independent Power & Renewable Electricity Producers		4,838,758
Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	22,722	2,330,596
Insurance – 3.5%
American Equity Investment Life Holding Co.	49,488	877,422
American National Insurance Co.	11,659	1,421,932
AmTrust Financial Services, Inc.	99,262	2,663,200
Assurant, Inc.	7,388	681,543
Brown & Brown, Inc.	41,854	1,578,314
CNO Financial Group, Inc.	66,427	1,014,340
Erie Indemnity Co. Class A	5,142	524,844
First American Financial Corp.	44,853	1,761,826
Hanover Insurance Group, Inc. (The)	21,746	1,640,083
Kemper Corp.	16,299	640,877
Mercury General Corp.	12,210	669,719
National General Holdings Corp.	37,806	840,805
Old Republic International Corp.	112,202	1,976,999
Primerica, Inc.	21,843	1,158,334
ProAssurance Corp.	15,745	826,298
Reinsurance Group of America, Inc.	36,744	3,966,147
RLI Corp.	11,992	819,773
Selective Insurance Group, Inc.	25,637	1,021,891

Total Insurance		24,084,347
Internet & Catalog Retail – 0.1%
HSN, Inc.	24,362	969,608
Internet Software & Services – 0.6%
GrubHub, Inc.*(a)	11,062	475,555
IAC/InterActiveCorp	23,097	1,442,870
j2 Global, Inc.	11,355	756,356
LogMeIn, Inc.	1,076	97,260
Rackspace Hosting, Inc.*	35,430	1,122,777
Yelp, Inc.*	5,405	225,388

Total Internet Software & Services		4,120,206
IT Services – 2.8%
Blackhawk Network Holdings, Inc.*	6,528	196,950
Booz Allen Hamilton Holding Corp.	50,488	1,595,926
CACI International, Inc. Class A*	9,501	958,651
Computer Sciences Corp.	61,629	3,217,650
Convergys Corp.	51,544	1,567,968
CoreLogic, Inc.*	20,544	805,736
DST Systems, Inc.	16,303	1,922,450
EPAM Systems, Inc.*	6,709	465,001
Euronet Worldwide, Inc.*	8,955	732,787
Leidos Holdings, Inc.	16,603	718,578
MAXIMUS, Inc.	19,592	1,108,123
Science Applications International Corp.	19,018	1,319,279
Syntel, Inc.*	36,491	1,529,338
Teradata Corp.*	72,301	2,241,331
WEX, Inc.*	10,235	1,106,301

Total IT Services		19,486,069
Leisure Products – 0.3%
Brunswick Corp.	37,874	1,847,494
Vista Outdoor, Inc.*	12,005	478,519

Total Leisure Products		2,326,013
Life Sciences Tools & Services – 1.1%
Bio-Rad Laboratories, Inc. Class A*	5,684	931,096
Bio-Techne Corp.	7,598	831,981
Bruker Corp.	21,279	481,969
Charles River Laboratories International, Inc.*	12,424	1,035,416
INC Research Holdings, Inc. Class A*	5,835	260,124
PAREXEL International Corp.*	14,007	972,786
PerkinElmer, Inc.	27,987	1,570,351
PRA Health Sciences, Inc.*	4,836	273,283
VWR Corp.*	39,611	1,123,368

Total Life Sciences Tools & Services		7,480,374
Machinery – 6.7%
AGCO Corp.	40,233	1,984,292
Allison Transmission Holdings, Inc.	60,181	1,725,991
Barnes Group, Inc.	25,396	1,029,808
CLARCOR, Inc.	21,375	1,389,375
Colfax Corp.*	59,396	1,866,816
Crane Co.	30,482	1,920,671
Donaldson Co., Inc.	52,603	1,963,670
Flowserve Corp.	61,239	2,954,169
Graco, Inc.	24,346	1,801,604
Hillenbrand, Inc.	26,783	847,414
IDEX Corp.	25,334	2,370,502
ITT, Inc.	58,034	2,079,939
Kennametal, Inc.	13,324	386,662
Lincoln Electric Holdings, Inc.	19,331	1,210,507
Manitowoc Co., Inc. (The)	26,179	125,397
Manitowoc Foodservice, Inc.*	26,179	424,623
Middleby Corp. (The)*	12,617	1,559,714
Mueller Industries, Inc.	18,783	608,945
Nordson Corp.	26,149	2,605,225
Oshkosh Corp.	41,673	2,333,688
Proto Labs, Inc.*(a)	4,801	287,628
Rexnord Corp.*	31,357	671,353
Terex Corp.	79,582	2,022,179
Timken Co. (The)	57,896	2,034,465
Toro Co. (The)	34,244	1,603,989
Trinity Industries, Inc.	195,422	4,725,304
WABCO Holdings, Inc.*	17,201	1,952,830
Woodward, Inc.	25,093	1,567,811

Total Machinery		46,054,571
Marine – 0.4%
Kirby Corp.*	30,243	1,879,905
Matson, Inc.	16,807	670,263

Total Marine		2,550,168

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2016

Investments	Shares	Value
Media – 4.2%
AMC Networks, Inc. Class A*	31,559	$1,636,650
Cable One, Inc.	1,433	836,872
Cinemark Holdings, Inc.	42,333	1,620,507
Discovery Communications, Inc. Class A*	178,351	4,801,209
Gannett Co., Inc.	75,615	880,159
John Wiley & Sons, Inc. Class A	27,288	1,408,334
Meredith Corp.	17,556	912,736
New York Times Co. (The) Class A	32,401	387,192
Nexstar Broadcasting Group, Inc. Class A(a)	10,007	577,504
Regal Entertainment Group Class A(a)	54,606	1,187,681
Scripps Networks Interactive, Inc. Class A	72,550	4,606,199
Sinclair Broadcast Group, Inc. Class A	39,365	1,136,861
Starz Class A*	59,573	1,858,082
TEGNA, Inc.	241,248	5,273,681
Time, Inc.	83,941	1,215,466
Tribune Media Co. Class A	17,245	629,787

Total Media		28,968,920
Metals & Mining – 0.9%
Carpenter Technology Corp.	12,323	508,447
Compass Minerals International, Inc.(a)	15,895	1,171,461
Reliance Steel & Aluminum Co.	39,517	2,846,410
Steel Dynamics, Inc.	31,189	779,413
Worthington Industries, Inc.	23,000	1,104,690

Total Metals & Mining		6,410,421
Multi-Utilities – 1.2%
Avista Corp.	24,428	1,020,846
Black Hills Corp.	4,293	262,818
MDU Resources Group, Inc.	76,250	1,939,800
NiSource, Inc.	87,540	2,110,589
NorthWestern Corp.	18,778	1,080,298
Vectren Corp.	30,364	1,524,273

Total Multi-Utilities		7,938,624
Multiline Retail – 0.5%
Big Lots, Inc.	25,565	1,220,729
Dillard’s, Inc. Class A	31,064	1,957,342

Total Multiline Retail		3,178,071
Oil, Gas & Consumable Fuels – 4.4%
Antero Resources Corp.*	485,428	13,082,285
CVR Energy, Inc.(a)	24,239	333,771
Delek U.S. Holdings, Inc.	24,174	417,968
ONEOK, Inc.	110,958	5,702,132
Parsley Energy, Inc. Class A*	2,710	90,812
PDC Energy, Inc.*	1,373	92,073
Rice Energy, Inc.*	70,794	1,848,431
RSP Permian, Inc.*	24,640	955,539
SM Energy Co.	41,529	1,602,189
Targa Resources Corp.	13,752	675,361
Western Refining, Inc.	92,260	2,441,200
World Fuel Services Corp.	33,063	1,529,494
WPX Energy, Inc.*	123,252	1,625,694

Total Oil, Gas & Consumable Fuels		30,396,949
Paper & Forest Products – 0.1%
KapStone Paper and Packaging Corp.	37,843	715,990
Personal Products – 0.6%
Coty, Inc. Class A*(a)	88,345	2,076,108
Nu Skin Enterprises, Inc. Class A	28,072	1,818,504

Total Personal Products		3,894,612
Pharmaceuticals – 0.4%
Akorn, Inc.*	6,088	165,959
Catalent, Inc.*	63,641	1,644,483
Impax Laboratories, Inc.*	4,651	110,229
Pacira Pharmaceuticals, Inc.*(a)	1,009	34,528
Prestige Brands Holdings, Inc.*	13,703	661,444

Total Pharmaceuticals		2,616,643
Professional Services – 0.5%
CEB, Inc.	11,075	603,255
Dun & Bradstreet Corp. (The)	15,261	2,084,958
Korn/Ferry International	18,338	385,098
On Assignment, Inc.*	11,572	419,948

Total Professional Services		3,493,259
Real Estate Management & Development – 0.3%
Alexander & Baldwin, Inc.	8,015	307,936
Howard Hughes Corp. (The)*	6,640	760,280
Kennedy-Wilson Holdings, Inc.	2,443	55,090
Realogy Holdings Corp.	28,444	735,562

Total Real Estate Management & Development		1,858,868
Road & Rail – 1.7%
Avis Budget Group, Inc.*	61,834	2,115,341
Genesee & Wyoming, Inc. Class A*	30,380	2,094,701
Knight Transportation, Inc.	33,723	967,513
Landstar System, Inc.	18,047	1,228,640
Old Dominion Freight Line, Inc.*	35,349	2,425,295
Ryder System, Inc.	28,841	1,902,064
Werner Enterprises, Inc.	30,730	715,087

Total Road & Rail		11,448,641
Semiconductors & Semiconductor Equipment – 1.8%
Cirrus Logic, Inc.*	21,744	1,155,694
Entegris, Inc.*	38,036	662,587
First Solar, Inc.*	71,837	2,836,843
Integrated Device Technology, Inc.*	38,622	892,168
Intersil Corp. Class A	28,481	624,588
Microsemi Corp.*	17,341	727,975
MKS Instruments, Inc.	24,978	1,242,156
Monolithic Power Systems, Inc.	3,779	304,210
ON Semiconductor Corp.*	108,147	1,332,371
Silicon Laboratories, Inc.*	4,557	267,952
SunPower Corp.*(a)	23,475	209,397
Synaptics, Inc.*	8,435	494,122
Teradyne, Inc.	73,624	1,588,806

Total Semiconductors & Semiconductor Equipment		12,338,869
Software – 1.1%
ACI Worldwide, Inc.*	23,264	450,856

See Notes to Financial Statements.

52	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2016

Investments	Shares	Value
Aspen Technology, Inc.*	22,748	$1,064,379
Blackbaud, Inc.	2,681	177,857
Ellie Mae, Inc.*	2,435	256,405
Fair Isaac Corp.	6,652	828,773
Fortinet, Inc.*	4,090	151,044
Guidewire Software, Inc.*	1,271	76,235
Manhattan Associates, Inc.*	9,571	551,481
Mentor Graphics Corp.	61,130	1,616,277
Paycom Software, Inc.*	3,498	175,355
Pegasystems, Inc.	8,491	250,400
PTC, Inc.*	15,481	685,963
Synchronoss Technologies, Inc.*	9,215	379,474
Tyler Technologies, Inc.*	2,874	492,115
Ultimate Software Group, Inc. (The)*	934	190,900
Verint Systems, Inc.*	931	35,033

Total Software		7,382,547
Specialty Retail – 4.5%
Aaron’s, Inc.	41,156	1,046,186
Abercrombie & Fitch Co. Class A	1,349	21,436
American Eagle Outfitters, Inc.	61,950	1,106,427
Asbury Automotive Group, Inc.*	13,658	760,341
Ascena Retail Group, Inc.*	38,664	216,132
Burlington Stores, Inc.*	15,471	1,253,460
Cabela’s, Inc.*	27,710	1,522,110
CST Brands, Inc.	38,119	1,833,143
Dick’s Sporting Goods, Inc.	67,425	3,824,346
DSW, Inc. Class A	48,013	983,306
GameStop Corp. Class A(a)	94,059	2,595,088
GNC Holdings, Inc. Class A	50,952	1,040,440
Group 1 Automotive, Inc.	14,149	903,838
Lithia Motors, Inc. Class A	10,533	1,006,112
Michaels Cos., Inc. (The)*	99,843	2,413,205
Monro Muffler Brake, Inc.	6,419	392,650
Murphy USA, Inc.*	21,863	1,560,144
Penske Automotive Group, Inc.(a)	51,201	2,466,864
Restoration Hardware Holdings, Inc.*(a)	8,514	294,414
Sally Beauty Holdings, Inc.*(a)	60,381	1,550,584
Urban Outfitters, Inc.*	70,946	2,449,056
Williams-Sonoma, Inc.	34,648	1,769,820

Total Specialty Retail		31,009,102
Technology Hardware, Storage & Peripherals – 0.1%
Diebold, Inc.	17,691	438,560
Electronics For Imaging, Inc.*	4,934	241,371

Total Technology Hardware, Storage & Peripherals		679,931
Textiles, Apparel & Luxury Goods – 1.3%
Carter’s, Inc.	18,059	1,565,896
Columbia Sportswear Co.	25,429	1,442,841
Fossil Group, Inc.*(a)	55,683	1,546,317
G-III Apparel Group Ltd.*	16,731	487,709
Kate Spade & Co.*	33,314	570,669
Skechers U.S.A., Inc. Class A*	52,238	1,196,250
Steven Madden Ltd.*	24,446	844,854
Wolverine World Wide, Inc.	49,677	1,144,061

Total Textiles, Apparel & Luxury Goods		8,798,597
Thrifts & Mortgage Finance – 2.0%
Capitol Federal Financial, Inc.	34,553	486,161
EverBank Financial Corp.	39,373	762,261
MGIC Investment Corp.*	688,808	5,510,464
Radian Group, Inc.	432,259	5,857,110
TFS Financial Corp.	21,667	385,889
Washington Federal, Inc.	37,087	989,481

Total Thrifts & Mortgage Finance		13,991,366
Tobacco – 0.0%
Vector Group Ltd.(a)	14,827	319,226
Trading Companies & Distributors – 1.6%
Air Lease Corp.	62,813	1,795,195
Beacon Roofing Supply, Inc.*	9,365	393,985
GATX Corp.(a)	25,113	1,118,784
HD Supply Holdings, Inc.*	66,320	2,120,914
MSC Industrial Direct Co., Inc. Class A	26,948	1,978,253
Watsco, Inc.	9,003	1,268,523
WESCO International, Inc.*(a)	38,396	2,360,970

Total Trading Companies & Distributors		11,036,624
Water Utilities – 0.2%
Aqua America, Inc.	53,028	1,616,293
Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	8,601	233,775
United States Cellular Corp.*	9,296	337,817

Total Wireless Telecommunication Services		571,592
TOTAL COMMON STOCKS (Cost: $626,482,937)		685,710,194
EXCHANGE-TRADED FUND – 0.3%
United States – 0.3%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $1,832,333)	20,396	1,853,588
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
United States – 3.0%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c) (Cost: $20,924,388)(d)	20,924,388	20,924,388
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $649,239,658)		708,488,170
Liabilities in Excess of Cash and Other Assets – (2.9)%		(20,209,116)

NET ASSETS – 100.0%		$688,279,054
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $26,574,738 and the total market value of the collateral held by the Fund was $27,107,437. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,183,049.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	53

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 0.3%
AAR Corp.	53,177	$1,665,504
Cubic Corp.	16,979	794,787
HEICO Corp.	8,431	583,425
HEICO Corp. Class A(a)	14,012	847,866
National Presto Industries, Inc.(a)	9,175	805,473
Triumph Group, Inc.	24,398	680,216

Total Aerospace & Defense		5,377,271
Air Freight & Logistics – 0.1%
Forward Air Corp.	37,297	1,613,468
Park-Ohio Holdings Corp.	18,877	688,067

Total Air Freight & Logistics		2,301,535
Airlines – 0.1%
SkyWest, Inc.	44,875	1,185,149
Auto Components – 1.0%
Cooper Tire & Rubber Co.	66,532	2,529,547
Dana, Inc.	282,123	4,398,298
Metaldyne Performance Group, Inc.	139,032	2,203,657
Spartan Motors, Inc.	105,472	1,010,422
Standard Motor Products, Inc.	37,812	1,805,901
Strattec Security Corp.	3,140	110,842
Superior Industries International, Inc.	114,493	3,338,616
Tower International, Inc.	32,944	793,950
Unique Fabricating, Inc.(a)	42,964	525,879

Total Auto Components		16,717,112
Automobiles – 0.1%
Winnebago Industries, Inc.(a)	56,225	1,325,223
Banks – 6.5%
1st Source Corp.	24,603	878,204
Access National Corp.	11,522	275,376
American National Bankshares, Inc.	13,391	374,278
Ameris Bancorp	7,915	276,629
Arrow Financial Corp.	19,261	632,330
Banc of California, Inc.	51,563	900,290
BancFirst Corp.	15,574	1,129,271
BancorpSouth, Inc.	62,904	1,459,373
Banner Corp.	20,657	903,537
Bar Harbor Bankshares	7,764	285,094
BCB Bancorp, Inc.	21,421	240,986
Berkshire Hills Bancorp, Inc.	33,025	915,123
Blue Hills Bancorp, Inc.	5,243	78,750
Boston Private Financial Holdings, Inc.	111,252	1,427,363
Bridge Bancorp, Inc.	21,545	615,972
Brookline Bancorp, Inc.	89,543	1,091,529
Bryn Mawr Bank Corp.	19,396	620,478
C&F Financial Corp.(a)	4,227	182,099
Camden National Corp.	11,060	528,004
Capital Bank Financial Corp. Class A	13,671	438,976
Capital City Bank Group, Inc.	6,633	97,969
Cardinal Financial Corp.	25,090	654,598
Centerstate Banks, Inc.	10,368	183,825
Central Pacific Financial Corp.	34,713	874,420
Century Bancorp, Inc. Class A	1,441	65,306
Chemical Financial Corp.	46,638	2,058,135
City Holding Co.	22,487	1,130,871
CNB Financial Corp.	22,631	478,872
CoBiz Financial, Inc.	23,372	311,081
Columbia Banking System, Inc.	52,949	1,732,491
Community Bank System, Inc.	52,486	2,525,101
Community Trust Bancorp, Inc.	25,467	945,080
ConnectOne Bancorp, Inc.	20,266	366,004
CVB Financial Corp.	123,917	2,182,178
Enterprise Bancorp, Inc.	9,554	267,512
Enterprise Financial Services Corp.	9,381	293,156
Fidelity Southern Corp.	17,033	313,237
Financial Institutions, Inc.	16,348	443,194
First Bancorp	13,847	274,032
First Bancorp, Inc.	18,608	446,034
First Busey Corp.	46,476	1,050,358
First Business Financial Services, Inc.	6,630	155,805
First Commonwealth Financial Corp.	111,759	1,127,648
First Community Bancshares, Inc.	21,750	539,400
First Connecticut Bancorp, Inc.	9,535	169,628
First Financial Bancorp	86,595	1,891,235
First Financial Bankshares, Inc.(a)	54,660	1,991,810
First Financial Corp.	14,986	609,631
First Financial Northwest, Inc.	9,161	129,811
First Guaranty Bancshares, Inc.	8,297	134,826
First Interstate BancSystem, Inc. Class A	23,900	753,089
First Merchants Corp.	26,619	712,058
First Midwest Bancorp, Inc.	63,257	1,224,656
Flushing Financial Corp.	34,525	818,933
FNB Corp.	272,184	3,347,863
Fulton Financial Corp.	192,708	2,798,120
German American Bancorp, Inc.	11,456	445,982
Glacier Bancorp, Inc.	90,113	2,570,023
Great Southern Bancorp, Inc.	10,410	423,687
Great Western Bancorp, Inc.	42,601	1,419,465
Guaranty Bancorp	20,203	360,624
Hancock Holding Co.	119,205	3,865,818
Hanmi Financial Corp.	24,826	653,917
Heartland Financial USA, Inc.	10,155	366,291
Heritage Commerce Corp.	40,166	439,416
Heritage Financial Corp.	29,153	523,296
Hope Bancorp, Inc.	132,259	2,297,339
Horizon Bancorp	11,308	332,229
Independent Bank Corp.	42,906	1,607,481
Independent Bank Group, Inc.	6,628	292,759
International Bancshares Corp.	61,019	1,817,146
Lakeland Bancorp, Inc.	44,719	627,855
Lakeland Financial Corp.	20,571	728,625
LegacyTexas Financial Group, Inc.	42,353	1,339,625
Macatawa Bank Corp.(a)	27,076	216,337
MainSource Financial Group, Inc.	22,817	569,284

See Notes to Financial Statements.

54	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2016

Investments	Shares	Value
Mercantile Bank Corp.	16,395	$440,206
Merchants Bancshares, Inc.	9,370	303,494
MidSouth Bancorp, Inc.(a)	12,105	125,892
MidWestOne Financial Group, Inc.	9,446	286,875
MutualFirst Financial, Inc.	5,713	158,422
National Bank Holdings Corp. Class A	11,902	278,150
NBT Bancorp, Inc.	55,804	1,834,278
Northrim BanCorp, Inc.	7,753	199,640
Old National Bancorp	162,456	2,284,131
Opus Bank	15,141	535,537
Pacific Continental Corp.	23,417	393,874
Park National Corp.	25,268	2,425,728
Park Sterling Corp.	29,779	241,806
Peapack Gladstone Financial Corp.(a)	5,503	123,322
Penns Woods Bancorp, Inc.	7,610	338,341
Peoples Bancorp, Inc.	23,728	583,472
Peoples Financial Services Corp.(a)	9,767	398,103
Pinnacle Financial Partners, Inc.	15,571	842,080
Preferred Bank	7,690	274,918
QCR Holdings, Inc.	1,841	58,433
Renasant Corp.	31,739	1,067,383
Republic Bancorp, Inc. Class A	23,442	728,577
S&T Bancorp, Inc.	35,229	1,021,289
Sandy Spring Bancorp, Inc.	35,343	1,080,789
ServisFirst Bancshares, Inc.	5,484	284,674
Shore Bancshares, Inc.	3,466	40,829
Sierra Bancorp	13,172	247,107
Simmons First National Corp. Class A	21,510	1,073,349
South State Corp.	14,180	1,064,067
Southern National Bancorp of Virginia, Inc.	11,146	145,455
Southside Bancshares, Inc.	39,692	1,277,289
Southwest Bancorp, Inc.	11,696	222,107
Sterling Bancorp	90,357	1,581,248
Stock Yards Bancorp, Inc.	24,240	798,950
Stonegate Bank	3,799	128,216
Suffolk Bancorp	7,148	248,536
Tompkins Financial Corp.	17,848	1,363,766
Towne Bank	47,315	1,136,979
Trico Bancshares	18,053	483,279
Trustmark Corp.	107,880	2,973,173
Union Bankshares Corp.	54,315	1,454,013
United Community Banks, Inc.	32,406	681,174
Univest Corp. of Pennsylvania	38,600	901,696
Washington Trust Bancorp, Inc.	24,419	982,132
WesBanco, Inc.	47,810	1,571,993
West Bancorp, Inc.	21,034	412,266
Westamerica Bancorporation(a)	35,945	1,828,882
Wintrust Financial Corp.	17,739	985,756
Yadkin Financial Corp.	24,407	641,660

Total Banks		105,802,164
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	4,264	631,754
MGP Ingredients, Inc.(a)	5,042	204,302

Total Beverages		836,056
Building Products – 0.8%
AAON, Inc.	57,008	1,642,970
Advanced Drainage Systems, Inc.(a)	52,211	1,256,196
Apogee Enterprises, Inc.	30,397	1,358,442
Griffon Corp.	59,174	1,006,550
Insteel Industries, Inc.	11,807	427,886
Quanex Building Products Corp.	33,126	571,755
Simpson Manufacturing Co., Inc.	98,163	4,314,264
Universal Forest Products, Inc.	25,741	2,535,231

Total Building Products		13,113,294
Capital Markets – 1.4%
Arlington Asset Investment Corp. Class A(a)	119,069	1,761,031
Artisan Partners Asset Management, Inc. Class A	111,236	3,025,619
BGC Partners, Inc. Class A	524,621	4,590,434
Calamos Asset Management, Inc. Class A	54,696	373,027
Cohen & Steers, Inc.(a)	61,212	2,616,813
Evercore Partners, Inc. Class A	36,801	1,895,620
FBR & Co.	11,564	153,107
Financial Engines, Inc.	17,202	511,071
Gain Capital Holdings, Inc.	54,773	338,497
GAMCO Investors, Inc. Class A	2,945	83,844
Greenhill & Co., Inc.	82,778	1,951,078
Houlihan Lokey, Inc.	12,929	323,871
Investment Technology Group, Inc.	21,286	364,842
Manning & Napier, Inc.	45,541	322,886
Moelis & Co. Class A	34,504	927,813
Oppenheimer Holdings, Inc. Class A	14,951	213,650
Pzena Investment Management, Inc. Class A	8,129	62,593
Silvercrest Asset Management Group, Inc. Class A(a)	13,213	156,838
Virtu Financial, Inc. Class A	61,563	921,598
Virtus Investment Partners, Inc.(a)	4,991	488,419
Westwood Holdings Group, Inc.	15,238	809,290

Total Capital Markets		21,891,941
Chemicals – 2.9%
A. Schulman, Inc.	88,298	2,571,238
Balchem Corp.	16,231	1,258,389
Calgon Carbon Corp.	67,220	1,019,727
Chase Corp.	15,997	1,105,713
Chemours Co. (The)	414,459	6,631,344
FutureFuel Corp.	85,397	963,278
H.B. Fuller Co.	79,124	3,676,892
Hawkins, Inc.	24,170	1,047,286
Innophos Holdings, Inc.	134,137	5,235,367
Innospec, Inc.	29,129	1,771,335
KMG Chemicals, Inc.	6,413	181,680
Kronos Worldwide, Inc.(a)	1,379,888	11,439,272
Minerals Technologies, Inc.	13,918	983,863
Quaker Chemical Corp.	23,764	2,517,321
Rayonier Advanced Materials, Inc.(a)	143,011	1,912,057
Stepan Co.	37,142	2,698,738
Tredegar Corp.	110,183	2,048,302

Total Chemicals		47,061,802

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2016

Investments	Shares	Value
Commercial Services & Supplies – 6.2%
ABM Industries, Inc.	137,718	$5,467,405
Brady Corp. Class A	169,976	5,882,869
Brink’s Co. (The)	71,519	2,651,925
CECO Environmental Corp.	138,350	1,560,588
Covanta Holding Corp.	1,016,188	15,639,133
Ennis, Inc.	101,902	1,717,049
Essendant, Inc.	70,950	1,455,894
G&K Services, Inc. Class A	51,917	4,957,554
Herman Miller, Inc.	130,049	3,719,401
HNI Corp.	135,089	5,376,542
Interface, Inc.	76,932	1,283,995
Kimball International, Inc. Class B	84,740	1,096,536
Knoll, Inc.	127,712	2,918,219
Matthews International Corp. Class A	39,025	2,371,159
McGrath RentCorp	101,751	3,226,524
Mobile Mini, Inc.	117,035	3,534,457
MSA Safety, Inc.	120,977	7,021,505
Multi-Color Corp.	5,780	381,480
Quad/Graphics, Inc.	501,688	13,405,103
Steelcase, Inc. Class A	240,527	3,340,920
Tetra Tech, Inc.	77,764	2,758,289
U.S. Ecology, Inc.	46,007	2,062,954
UniFirst Corp.	2,444	322,266
Viad Corp.	28,543	1,052,381
VSE Corp.	8,478	288,167
West Corp.	355,733	7,854,585

Total Commercial Services & Supplies		101,346,900
Communications Equipment – 0.8%
ADTRAN, Inc.	119,016	2,277,966
Bel Fuse, Inc. Class B	17,539	423,392
Black Box Corp.	75,652	1,051,563
Comtech Telecommunications Corp.	107,401	1,375,807
InterDigital, Inc.	62,272	4,931,942
Plantronics, Inc.	45,070	2,341,837
TESSCO Technologies, Inc.	35,179	436,571

Total Communications Equipment		12,839,078
Construction & Engineering – 0.4%
Argan, Inc.	35,510	2,101,837
Comfort Systems USA, Inc.	33,485	981,445
Granite Construction, Inc.	54,512	2,711,427
Primoris Services Corp.	56,642	1,166,825

Total Construction & Engineering		6,961,534
Construction Materials – 0.0%
United States Lime & Minerals, Inc.	5,536	365,376
Consumer Finance – 0.1%
Nelnet, Inc. Class A	20,105	811,639
Containers & Packaging – 0.5%
Greif, Inc. Class A	136,854	6,786,590
Myers Industries, Inc.	124,572	1,618,190

Total Containers & Packaging		8,404,780
Distributors – 0.1%
Core-Mark Holding Co., Inc.	36,945	1,322,631
Weyco Group, Inc.	34,990	940,181

Total Distributors		2,262,812
Diversified Consumer Services – 0.4%
Capella Education Co.	39,108	2,269,828
Carriage Services, Inc.	8,159	192,960
Collectors Universe, Inc.	88,436	1,638,719
DeVry Education Group, Inc.(a)	106,028	2,445,006
Liberty Tax, Inc.(a)	38,557	492,759

Total Diversified Consumer Services		7,039,272
Diversified Financial Services – 0.0%
A-Mark Precious Metals, Inc.	3,040	48,792
Marlin Business Services Corp.	17,684	342,716

Total Diversified Financial Services		391,508
Diversified Telecommunication Services – 2.2%
ATN International, Inc.	29,171	1,897,282
Cogent Communications Holdings, Inc.	210,439	7,746,259
Consolidated Communications Holdings, Inc.(a)	409,524	10,336,386
IDT Corp. Class B	154,808	2,668,890
Inteliquent, Inc.	121,783	1,965,578
Windstream Holdings, Inc.(a)	1,086,539	10,919,717

Total Diversified Telecommunication Services		35,534,112
Electric Utilities – 2.9%
ALLETE, Inc.	221,147	13,184,784
El Paso Electric Co.	143,737	6,722,580
Empire District Electric Co. (The)	201,447	6,877,401
MGE Energy, Inc.	103,830	5,867,433
Otter Tail Corp.	197,793	6,841,660
PNM Resources, Inc.	242,945	7,949,160

Total Electric Utilities		47,443,018
Electrical Equipment – 0.7%
Allied Motion Technologies, Inc.	4,674	88,385
AZZ, Inc.	30,468	1,988,647
Encore Wire Corp.	4,830	177,599
General Cable Corp.	316,701	4,744,181
Hubbell, Inc.	16,154	1,740,432
LSI Industries, Inc.	38,210	429,098
Powell Industries, Inc.	49,917	1,999,176
Preformed Line Products Co.	9,919	418,284

Total Electrical Equipment		11,585,802
Electronic Equipment, Instruments & Components – 1.9%
AVX Corp.	619,475	8,542,560
Badger Meter, Inc.	43,258	1,449,576
CTS Corp.	31,471	585,361
Daktronics, Inc.	212,755	2,029,683
Dolby Laboratories, Inc. Class A	81,963	4,449,771
Electro Scientific Industries, Inc.*	210,053	1,184,699
Littelfuse, Inc.	26,336	3,392,340
Mesa Laboratories, Inc.	2,408	275,379
Methode Electronics, Inc.	47,816	1,672,125

See Notes to Financial Statements.

56	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2016

Investments	Shares	Value
MTS Systems Corp.	32,364	$1,489,715
Park Electrochemical Corp.	54,688	949,930
Vishay Intertechnology, Inc.	304,655	4,292,589

Total Electronic Equipment, Instruments & Components		30,313,728
Energy Equipment & Services – 1.5%
Archrock, Inc.	598,307	7,825,856
Bristow Group, Inc.(a)	202,306	2,836,330
Gulf Island Fabrication, Inc.	69,108	635,794
Patterson-UTI Energy, Inc.	431,715	9,657,464
U.S. Silica Holdings, Inc.	73,984	3,444,695

Total Energy Equipment & Services		24,400,139
Equity Real Estate Investment Trusts (REITs) – 15.0%
Acadia Realty Trust	85,567	3,100,948
Agree Realty Corp.	42,710	2,111,582
Alexander’s, Inc.	7,490	3,142,804
American Assets Trust, Inc.	47,423	2,057,210
Armada Hoffler Properties, Inc.	69,680	933,712
Ashford Hospitality Prime, Inc.	33,370	470,517
Ashford Hospitality Trust, Inc.	300,273	1,768,608
Bluerock Residential Growth REIT, Inc.(a)	83,146	1,080,898
Brandywine Realty Trust	329,802	5,151,507
CareTrust REIT, Inc.	114,652	1,694,557
CatchMark Timber Trust, Inc. Class A	71,000	829,990
CBL & Associates Properties, Inc.	585,933	7,113,227
Cedar Realty Trust, Inc.	96,664	695,981
Chatham Lodging Trust	87,847	1,691,055
Chesapeake Lodging Trust	148,415	3,398,703
Colony Starwood Homes(a)	53,071	1,523,138
Community Healthcare Trust, Inc.	24,742	542,345
CorEnergy Infrastructure Trust, Inc.(a)	86,323	2,531,854
CoreSite Realty Corp.	37,088	2,745,996
Corporate Office Properties Trust	192,992	5,471,323
Cousins Properties, Inc.	307,256	3,207,753
CyrusOne, Inc.	93,998	4,471,485
DiamondRock Hospitality Co.	386,371	3,515,976
DuPont Fabros Technology, Inc.	141,014	5,816,827
Easterly Government Properties, Inc.	46,549	888,155
EastGroup Properties, Inc.	57,028	4,194,980
Education Realty Trust, Inc.	93,201	4,020,691
Empire State Realty Trust, Inc. Class A	90,883	1,903,999
Farmland Partners, Inc.(a)	22,884	256,301
FelCor Lodging Trust, Inc.	130,835	841,269
First Industrial Realty Trust, Inc.	104,724	2,955,311
First Potomac Realty Trust	127,255	1,164,383
Franklin Street Properties Corp.	314,909	3,967,853
Geo Group, Inc. (The)	277,184	6,591,435
Getty Realty Corp.	77,610	1,857,207
Gladstone Commercial Corp.	94,651	1,763,348
Global Net Lease, Inc.(a)	553,213	4,514,218
Government Properties Income Trust(a)	311,290	7,041,380
Gramercy Property Trust	352,905	3,402,004
Hersha Hospitality Trust	92,118	1,659,966
Independence Realty Trust, Inc.	187,411	1,686,699
InfraREIT, Inc.	80,634	1,462,701
Investors Real Estate Trust	363,002	2,159,862
Kite Realty Group Trust	141,974	3,935,519
Lexington Realty Trust	794,527	8,183,628
LTC Properties, Inc.	73,927	3,843,465
Mack-Cali Realty Corp.	98,406	2,678,611
Monmouth Real Estate Investment Corp. Class A	158,787	2,265,890
Monogram Residential Trust, Inc.	209,310	2,227,058
National Health Investors, Inc.	85,823	6,735,389
National Storage Affiliates Trust	45,870	960,518
New Senior Investment Group, Inc.	392,043	4,524,176
New York REIT, Inc.	261,392	2,391,737
NexPoint Residential Trust, Inc.	57,695	1,134,284
One Liberty Properties, Inc.	48,527	1,172,412
Parkway Properties, Inc.	213,620	3,633,676
Pebblebrook Hotel Trust(a)	123,309	3,280,019
Pennsylvania Real Estate Investment Trust	112,514	2,591,197
Physicians Realty Trust	199,281	4,292,513
Potlatch Corp.	80,069	3,113,883
Preferred Apartment Communities, Inc. Class A	59,461	803,318
PS Business Parks, Inc.	30,460	3,459,342
QTS Realty Trust, Inc. Class A	50,654	2,677,064
Ramco-Gershenson Properties Trust	164,963	3,091,407
Retail Opportunity Investments Corp.	154,630	3,395,675
Rexford Industrial Realty, Inc.	75,958	1,738,679
Sabra Health Care REIT, Inc.	215,567	5,427,977
Saul Centers, Inc.	27,606	1,838,560
Select Income REIT	372,513	10,020,600
Silver Bay Realty Trust Corp.	44,991	788,692
STAG Industrial, Inc.	205,664	5,040,825
Summit Hotel Properties, Inc.	134,313	1,767,559
Terreno Realty Corp.	56,951	1,566,722
Tier REIT, Inc.	92,191	1,423,429
UMH Properties, Inc.	82,554	984,044
Universal Health Realty Income Trust	27,000	1,701,540
Urban Edge Properties	141,083	3,970,076
Urstadt Biddle Properties, Inc. Class A	54,510	1,211,212
Washington Prime Group, Inc.	709,223	8,780,181
Washington Real Estate Investment Trust	121,219	3,772,335
Whitestone REIT	109,489	1,519,707
Xenia Hotels & Resorts, Inc.	263,149	3,994,602

Total Equity Real Estate Investment Trusts (REITs)		243,337,279
Food & Staples Retailing – 0.7%
Andersons, Inc. (The)	59,307	2,145,727
Ingles Markets, Inc. Class A	21,327	843,270
SpartanNash Co.	100,869	2,917,131
Village Super Market, Inc. Class A	42,272	1,353,127
Weis Markets, Inc.	85,063	4,508,339

Total Food & Staples Retailing		11,767,594
Food Products – 1.6%
Alico, Inc.	4,819	129,438
B&G Foods, Inc.	255,951	12,587,670
Calavo Growers, Inc.	29,012	1,898,255

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2016

Investments	Shares	Value
Dean Foods Co.	161,989	$2,656,620
J&J Snack Foods Corp.	25,676	3,058,525
Limoneira Co.(a)	17,703	334,587
Sanderson Farms, Inc.(a)	28,720	2,766,598
Tootsie Roll Industries, Inc.(a)	49,107	1,808,611

Total Food Products		25,240,304
Gas Utilities – 2.4%
Chesapeake Utilities Corp.	36,812	2,247,741
Northwest Natural Gas Co.	115,903	6,966,929
ONE Gas, Inc.	144,980	8,965,563
South Jersey Industries, Inc.	372,094	10,995,378
Spire, Inc.	165,721	10,563,057

Total Gas Utilities		39,738,668
Health Care Equipment & Supplies – 0.6%
Abaxis, Inc.	20,822	1,074,832
Analogic Corp.	6,708	594,329
Atrion Corp.	1,848	788,357
CONMED Corp.	58,700	2,351,522
Invacare Corp.	8,635	96,453
LeMaitre Vascular, Inc.	19,899	394,796
Meridian Bioscience, Inc.	185,162	3,571,775
Utah Medical Products, Inc.(a)	7,478	447,184

Total Health Care Equipment & Supplies		9,319,248
Health Care Providers & Services – 1.1%
Aceto Corp.	29,833	566,529
Digirad Corp.	73,723	375,987
Ensign Group, Inc. (The)	35,390	712,401
Kindred Healthcare, Inc.	348,237	3,558,982
Landauer, Inc.	30,754	1,367,938
National HealthCare Corp.	40,065	2,643,889
National Research Corp. Class A	30,290	493,424
Owens & Minor, Inc.	194,615	6,758,979
U.S. Physical Therapy, Inc.	16,313	1,022,825

Total Health Care Providers & Services		17,500,954
Health Care Technology – 0.1%
Computer Programs & Systems, Inc.(a)	69,280	1,805,437
Hotels, Restaurants & Leisure – 3.2%
Bloomin’ Brands, Inc.	190,194	3,278,945
Bob Evans Farms, Inc.	82,435	3,157,261
Cheesecake Factory, Inc. (The)(a)	93,049	4,658,033
ClubCorp Holdings, Inc.	210,839	3,050,840
DineEquity, Inc.	88,054	6,972,996
International Speedway Corp. Class A	21,722	725,949
Interval Leisure Group, Inc.	191,301	3,284,638
Marcus Corp. (The)	45,715	1,144,704
Marriott Vacations Worldwide Corp.	56,297	4,127,696
Papa John’s International, Inc.(a)	52,207	4,116,522
Peak Resorts, Inc.	82,331	419,065
Ruth’s Hospitality Group, Inc.	56,237	794,066
SeaWorld Entertainment, Inc.(a)	459,998	6,200,773
Sonic Corp.	78,721	2,060,916
Speedway Motorsports, Inc.	132,202	2,361,128
Texas Roadhouse, Inc.	150,483	5,873,351

Total Hotels, Restaurants & Leisure		52,226,883
Household Durables – 1.0%
Bassett Furniture Industries, Inc.	16,597	385,880
CSS Industries, Inc.	25,562	653,876
Ethan Allen Interiors, Inc.	65,065	2,034,583
Flexsteel Industries, Inc.	12,983	671,481
Hooker Furniture Corp.	18,541	454,069
KB Home(a)	77,970	1,256,876
La-Z-Boy, Inc.	88,774	2,180,290
Lennar Corp. Class B	13,711	460,278
Libbey, Inc.	45,671	815,227
Lifetime Brands, Inc.	19,551	263,157
MDC Holdings, Inc.	212,929	5,493,568
NACCO Industries, Inc. Class A(a)	14,576	990,585

Total Household Durables		15,659,870
Household Products – 0.9%
Energizer Holdings, Inc.	199,061	9,945,087
Oil-Dri Corp. of America	12,986	488,793
Orchids Paper Products Co.(a)	55,361	1,507,480
WD-40 Co.	24,362	2,739,020

Total Household Products		14,680,380
Independent Power & Renewable Electricity Producers – 2.1%
NRG Yield, Inc. Class A	274,478	4,479,481
NRG Yield, Inc. Class C(a)	476,835	8,087,121
Ormat Technologies, Inc.	37,509	1,815,811
Pattern Energy Group, Inc.(a)	636,905	14,323,993
TerraForm Global, Inc. Class A*(a)	1,365,160	5,610,808

Total Independent Power & Renewable Electricity Producers		34,317,214
Industrial Conglomerates – 0.2%
Raven Industries, Inc.	130,138	2,997,078
Insurance – 1.3%
American Equity Investment Life Holding Co.	30,875	547,414
AMERISAFE, Inc.	9,480	557,234
Baldwin & Lyons, Inc. Class B	20,616	528,388
Crawford & Co. Class A(a)	63,433	567,725
Crawford & Co. Class B(a)	34,650	393,278
Donegal Group, Inc. Class A	34,961	563,222
EMC Insurance Group, Inc.	24,355	655,880
Employers Holdings, Inc.	11,893	354,768
FBL Financial Group, Inc. Class A	25,195	1,611,724
Federated National Holding Co.	4,318	80,703
Fidelity & Guaranty Life(a)	23,373	542,020
HCI Group, Inc.	15,078	457,768
Horace Mann Educators Corp.	49,355	1,808,861
Independence Holding Co.	5,314	91,295
Infinity Property & Casualty Corp.	9,789	808,865
Investors Title Co.	508	50,546
Kemper Corp.	50,061	1,968,399
National General Holdings Corp.	24,559	546,192
National Interstate Corp.	15,621	508,151

See Notes to Financial Statements.

58	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2016

Investments	Shares	Value
National Western Life Group, Inc. Class A(a)	147	$30,189
Primerica, Inc.(a)	25,884	1,372,629
Safety Insurance Group, Inc.	32,069	2,155,678
Selective Insurance Group, Inc.	41,564	1,656,741
State Auto Financial Corp.(a)	30,940	736,681
State National Cos., Inc.	43,066	478,894
Stewart Information Services Corp.	2,902	128,994
United Fire Group, Inc.	23,709	1,003,365
Universal Insurance Holdings, Inc.(a)	31,437	792,212

Total Insurance		20,997,816
Internet & Catalog Retail – 0.3%
Nutrisystem, Inc.	105,099	3,120,389
PetMed Express, Inc.(a)	96,213	1,951,200

Total Internet & Catalog Retail		5,071,589
Internet Software & Services – 0.2%
EarthLink Holdings Corp.	313,131	1,941,412
Reis, Inc.	28,737	587,959

Total Internet Software & Services		2,529,371
IT Services – 1.5%
Cass Information Systems, Inc.	21,907	1,241,032
Computer Task Group, Inc.	74,672	350,958
Convergys Corp.	139,067	4,230,418
CSG Systems International, Inc.	72,803	3,008,948
Forrester Research, Inc.	44,110	1,715,879
Hackett Group, Inc. (The)	36,742	606,978
ManTech International Corp. Class A	71,562	2,697,172
Science Applications International Corp.	131,864	9,147,406
TeleTech Holdings, Inc.	68,790	1,994,222

Total IT Services		24,993,013
Leisure Products – 0.2%
Callaway Golf Co.	39,733	461,300
Escalade, Inc.	50,733	647,353
Johnson Outdoors, Inc. Class A	13,876	504,670
Sturm Ruger & Co., Inc.(a)	34,325	1,982,612

Total Leisure Products		3,595,935
Machinery – 5.6%
Actuant Corp. Class A	11,704	272,001
Alamo Group, Inc.	7,843	516,775
Albany International Corp. Class A	57,975	2,456,980
Altra Industrial Motion Corp.	64,904	1,880,269
American Railcar Industries, Inc.(a)	70,961	2,942,753
Astec Industries, Inc.	25,676	1,537,222
Barnes Group, Inc.	81,082	3,287,875
Briggs & Stratton Corp.	144,707	2,698,786
CIRCOR International, Inc.	6,133	365,281
Columbus McKinnon Corp.	18,623	332,234
Douglas Dynamics, Inc.	98,556	3,147,879
Dynamic Materials Corp.	35,353	376,863
Eastern Co. (The)	16,101	322,503
EnPro Industries, Inc.	42,015	2,387,292
ESCO Technologies, Inc.	23,769	1,103,357
Federal Signal Corp.	121,129	1,606,171
Franklin Electric Co., Inc.	67,498	2,747,844
FreightCar America, Inc.	23,304	335,112
Global Brass & Copper Holdings, Inc.	16,041	463,424
Gorman-Rupp Co. (The)	43,167	1,105,507
Graham Corp.	20,589	393,250
Greenbrier Cos., Inc. (The)(a)	85,014	3,000,994
Hardinge, Inc.	13,792	153,505
Hillenbrand, Inc.(a)	188,676	5,969,709
Hurco Cos., Inc.	8,911	250,132
Hyster-Yale Materials Handling, Inc.	29,275	1,760,306
John Bean Technologies Corp.(a)	24,341	1,717,258
Joy Global, Inc.	717,852	19,913,214
Kadant, Inc.	19,299	1,005,671
Kennametal, Inc.	270,036	7,836,445
L.B. Foster Co. Class A	16,837	202,212
Lindsay Corp.(a)	20,475	1,514,740
Manitowoc Co., Inc. (The)	79,886	382,654
Miller Industries, Inc.	37,105	845,623
Mueller Industries, Inc.	67,243	2,180,018
Mueller Water Products, Inc. Class A	161,073	2,021,466
NN, Inc.	50,333	918,577
Standex International Corp.(a)	9,666	897,681
Sun Hydraulics Corp.	33,842	1,092,081
Supreme Industries, Inc. Class A	26,036	502,495
Tennant Co.	26,657	1,727,374
Terex Corp.	149,877	3,808,375
Titan International, Inc.	29,604	299,592
Watts Water Technologies, Inc. Class A(a)	38,801	2,515,857

Total Machinery		90,795,357
Marine – 0.2%
Matson, Inc.	76,903	3,066,892
Media – 4.6%
A.H. Belo Corp. Class A	120,241	883,771
AMC Entertainment Holdings, Inc. Class A(a)	81,341	2,528,892
Entravision Communications Corp. Class A	87,094	664,527
Gannett Co., Inc.	469,776	5,468,193
John Wiley & Sons, Inc. Class A	141,118	7,283,100
Meredith Corp.	167,768	8,722,258
National CineMedia, Inc.	388,112	5,713,009
New Media Investment Group, Inc.	341,250	5,289,375
New York Times Co. (The) Class A	211,642	2,529,122
Nexstar Broadcasting Group, Inc. Class A(a)	45,341	2,616,629
Regal Entertainment Group Class A(a)	691,170	15,032,947
Saga Communications, Inc. Class A	11,180	506,901
Salem Media Group, Inc. Class A	73,767	433,750
Scholastic Corp.	51,672	2,033,810
Sinclair Broadcast Group, Inc. Class A	154,358	4,457,859
Time, Inc.	570,593	8,262,187
World Wrestling Entertainment, Inc. Class A(a)	112,569	2,397,720

Total Media		74,824,050
Metals & Mining – 4.1%
Allegheny Technologies, Inc.(a)	660,926	11,942,933
Ampco-Pittsburgh Corp.	71,210	789,719

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2016

Investments	Shares	Value
Carpenter Technology Corp.	121,639	$5,018,825
Commercial Metals Co.	424,982	6,880,459
Gold Resource Corp.(a)	323,250	2,398,515
Haynes International, Inc.(a)	34,756	1,289,795
Hecla Mining Co.	209,835	1,196,059
Kaiser Aluminum Corp.	37,419	3,236,369
Materion Corp.	29,597	908,924
Olympic Steel, Inc.	10,394	229,707
Royal Gold, Inc.	172,828	13,382,072
Schnitzer Steel Industries, Inc. Class A(a)	143,869	3,006,862
United States Steel Corp.(a)	384,896	7,259,139
Worthington Industries, Inc.	191,532	9,199,282

Total Metals & Mining		66,738,660
Multi-Utilities – 1.7%
Avista Corp.	267,446	11,176,569
Black Hills Corp.	217,695	13,327,288
Unitil Corp.	62,355	2,435,586

Total Multi-Utilities		26,939,443
Multiline Retail – 0.4%
Big Lots, Inc.	106,662	5,093,110
Fred’s, Inc. Class A	63,762	577,684

Total Multiline Retail		5,670,794
Oil, Gas & Consumable Fuels – 3.7%
Adams Resources & Energy, Inc.	9,793	385,061
Alon USA Energy, Inc.	295,718	2,383,487
Delek U.S. Holdings, Inc.	161,530	2,792,853
Evolution Petroleum Corp.	131,139	823,553
Green Plains, Inc.	93,549	2,450,984
Panhandle Oil and Gas, Inc. Class A	17,958	314,804
SemGroup Corp. Class A	321,581	11,371,104
SM Energy Co.	32,548	1,255,702
Targa Resources Corp.	779,827	38,297,304

Total Oil, Gas & Consumable Fuels		60,074,852
Paper & Forest Products – 0.9%
Deltic Timber Corp.	8,986	608,622
KapStone Paper and Packaging Corp.	177,969	3,367,173
Neenah Paper, Inc.	38,699	3,057,608
PH Glatfelter Co.	135,378	2,934,995
Schweitzer-Mauduit International, Inc.	131,089	5,054,792

Total Paper & Forest Products		15,023,190
Personal Products – 1.3%
Coty, Inc. Class A*(a)	86,543	2,033,761
Inter Parfums, Inc.	71,166	2,296,527
Nu Skin Enterprises, Inc. Class A(a)	246,825	15,989,323

Total Personal Products		20,319,611
Pharmaceuticals – 0.0%
Phibro Animal Health Corp. Class A	24,832	674,934
Professional Services – 1.0%
Barrett Business Services, Inc.	15,913	789,444
CEB, Inc.	84,294	4,591,494
Exponent, Inc.	32,958	1,682,835
Heidrick & Struggles International, Inc.	37,993	704,770
Insperity, Inc.	50,257	3,650,669
Kelly Services, Inc. Class A	49,442	950,275
Kforce, Inc.	62,217	1,274,826
Korn/Ferry International	63,092	1,324,932
Resources Connection, Inc.	96,325	1,439,096

Total Professional Services		16,408,341
Real Estate Management & Development – 0.1%
Alexander & Baldwin, Inc.	13,614	523,050
Consolidated-Tomoka Land Co.	488	24,981
Griffin Industrial Realty, Inc.	2,672	84,675
RE/MAX Holdings, Inc. Class A	8,878	388,679

Total Real Estate Management & Development		1,021,385
Road & Rail – 0.5%
ArcBest Corp.	42,500	808,350
Celadon Group, Inc.	23,634	206,561
Heartland Express, Inc.(a)	43,913	829,077
Knight Transportation, Inc.	87,823	2,519,642
Marten Transport Ltd.	22,587	474,327
Universal Logistics Holdings, Inc.	63,812	856,357
Werner Enterprises, Inc.	75,735	1,762,354

Total Road & Rail		7,456,668
Semiconductors & Semiconductor Equipment – 1.8%
Brooks Automation, Inc.	262,510	3,572,761
Cohu, Inc.	54,175	636,014
Intersil Corp. Class A	524,187	11,495,421
IXYS Corp.	45,352	546,492
MKS Instruments, Inc.	109,179	5,429,472
Power Integrations, Inc.(a)	30,995	1,953,615
Tessera Technologies, Inc.	138,312	5,316,713

Total Semiconductors & Semiconductor Equipment		28,950,488
Software – 0.8%
American Software, Inc. Class A	109,641	1,217,015
Ebix, Inc.(a)	34,073	1,937,050
Epiq Systems, Inc.	101,119	1,667,452
Mentor Graphics Corp.	161,270	4,263,979
Monotype Imaging Holdings, Inc.	69,148	1,528,862
Pegasystems, Inc.	36,096	1,064,471
QAD, Inc. Class A	22,018	492,763

Total Software		12,171,592
Specialty Retail – 4.0%
Aaron’s, Inc.	35,454	901,241
Abercrombie & Fitch Co. Class A	223,183	3,546,378
Barnes & Noble, Inc.	547,127	6,182,535
Big 5 Sporting Goods Corp.(a)	104,607	1,424,747
Buckle, Inc. (The)(a)	152,321	3,660,274
Caleres, Inc.	47,568	1,202,995
Cato Corp. (The) Class A	90,429	2,974,210
Chico’s FAS, Inc.	407,054	4,843,943
Children’s Place, Inc. (The)	24,453	1,953,061
Citi Trends, Inc.	19,553	389,691
DSW, Inc. Class A	294,337	6,028,022

See Notes to Financial Statements.

60	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2016

Investments	Shares	Value
Finish Line, Inc. (The) Class A	107,125	$2,472,445
GNC Holdings, Inc. Class A	208,544	4,258,469
Group 1 Automotive, Inc.	28,963	1,850,157
Guess?, Inc.	425,919	6,222,677
Haverty Furniture Cos., Inc.	39,628	794,145
Monro Muffler Brake, Inc.(a)	30,028	1,836,813
Pier 1 Imports, Inc.(a)	443,317	1,879,664
Rent-A-Center, Inc.	358,619	4,532,944
Shoe Carnival, Inc.(a)	24,937	664,820
Sonic Automotive, Inc. Class A	25,968	488,198
Stage Stores, Inc.(a)	260,522	1,461,528
Stein Mart, Inc.	210,504	1,336,700
Tailored Brands, Inc.	256,343	4,024,585
Winmark Corp.	1,268	133,799

Total Specialty Retail		65,064,041
Technology Hardware, Storage & Peripherals – 1.1%
Diebold, Inc.	255,799	6,341,257
Lexmark International, Inc. Class A	299,855	11,982,206

Total Technology Hardware, Storage & Peripherals		18,323,463
Textiles, Apparel & Luxury Goods – 0.4%
Culp, Inc.	12,534	373,137
Movado Group, Inc.	30,289	650,608
Oxford Industries, Inc.	29,463	1,994,645
Superior Uniform Group, Inc.	30,345	600,528
Wolverine World Wide, Inc.	153,645	3,538,444

Total Textiles, Apparel & Luxury Goods		7,157,362
Thrifts & Mortgage Finance – 1.2%
Astoria Financial Corp.	40,638	593,315
Bank Mutual Corp.	46,274	355,384
BankFinancial Corp.	11,227	142,583
Capitol Federal Financial, Inc.	148,648	2,091,477
Clifton Bancorp, Inc.	16,733	255,848
Dime Community Bancshares, Inc.	48,727	816,665
EverBank Financial Corp.	74,426	1,440,887
Federal Agricultural Mortgage Corp. Class C	6,852	270,654
First Defiance Financial Corp.	7,625	340,380
Hingham Institution for Savings	769	106,507
Home Bancorp, Inc.(a)	3,320	92,960
Meridian Bancorp, Inc.	18,983	295,565
Meta Financial Group, Inc.	3,924	237,834
Northfield Bancorp, Inc.	33,494	539,253
Northwest Bancshares, Inc.	171,827	2,699,402
OceanFirst Financial Corp.	30,647	590,261
Oritani Financial Corp.	78,387	1,232,244
Provident Financial Holdings, Inc.	9,362	183,121
Provident Financial Services, Inc.	91,218	1,936,558
Prudential Bancorp, Inc.	2,489	36,041
Riverview Bancorp, Inc.(a)	11,388	61,267
SI Financial Group, Inc.	5,534	73,049
Territorial Bancorp, Inc.	9,585	274,706
TrustCo Bank Corp.	171,691	1,217,289
United Community Financial Corp.	30,715	218,384
United Financial Bancorp, Inc.	73,981	1,023,897
Washington Federal, Inc.	82,658	2,205,315
Waterstone Financial, Inc.	17,820	302,762
Westfield Financial, Inc.(a)	10,488	80,233
WSFS Financial Corp.	9,112	332,497

Total Thrifts & Mortgage Finance		20,046,338
Tobacco – 0.4%
Universal Corp.	97,760	5,691,587
Trading Companies & Distributors – 1.2%
Applied Industrial Technologies, Inc.	116,111	5,427,028
GATX Corp.(a)	170,460	7,593,993
H&E Equipment Services, Inc.	260,701	4,369,349
Houston Wire & Cable Co.	77,292	478,438
Kaman Corp.	52,272	2,295,786

Total Trading Companies & Distributors		20,164,594
Water Utilities – 1.1%
American States Water Co.	89,497	3,584,355
Artesian Resources Corp. Class A	31,638	902,949
California Water Service Group	155,802	4,999,686
Connecticut Water Service, Inc.	36,815	1,830,810
Middlesex Water Co.	57,321	2,019,992
SJW Corp.	62,318	2,722,050
York Water Co. (The)	37,587	1,114,830

Total Water Utilities		17,174,672
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	57,724	1,570,670
Spok Holdings, Inc.	67,960	1,211,047

Total Wireless Telecommunication Services		2,781,717
TOTAL COMMON STOCKS (Cost: $1,423,327,270)		1,617,629,909
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $2,436,896)	26,929	2,447,308
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.7%
United States – 5.7%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $92,683,101)(d)	92,683,101	92,683,101
TOTAL INVESTMENTS IN SECURITIES – 105.5% (Cost: $1,518,447,267)		1,712,760,318
Liabilities in Excess of Cash and Other Assets – (5.5)%		(89,795,023)

NET ASSETS – 100.0%		$1,622,965,295
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $101,773,736 and the total market value of the collateral held by the Fund was $104,522,004. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,838,903.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	61

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.8%
Puerto Rico – 1.3%
Banks – 1.1%
First BanCorp*	854,527	$4,443,540
IT Services – 0.2%
EVERTEC, Inc.	39,742	666,871
Total Puerto Rico		5,110,411
United States – 98.5%
Aerospace & Defense – 1.6%
Aerojet Rocketdyne Holdings, Inc.*	20,075	352,919
Astronics Corp.*	19,740	889,287
Cubic Corp.	7,320	342,649
DigitalGlobe, Inc.*	13,067	359,342
Engility Holdings, Inc.*	1,973	62,150
HEICO Corp.	25,702	1,778,578
KLX, Inc.*	7,500	264,000
Mercury Systems, Inc.*	8,096	198,919
National Presto Industries, Inc.(a)	4,630	406,468
Sparton Corp.*	7,732	203,042
Taser International, Inc.*	11,889	340,144
Vectrus, Inc.*	13,659	208,027
Wesco Aircraft Holdings, Inc.*	69,408	932,149

Total Aerospace & Defense		6,337,674
Air Freight & Logistics – 0.8%
Air Transport Services Group, Inc.*	34,114	489,536
Atlas Air Worldwide Holdings, Inc.*	23,014	985,460
Echo Global Logistics, Inc.*	5,593	128,975
Forward Air Corp.	11,344	490,741
Hub Group, Inc. Class A*	19,045	776,274
Park-Ohio Holdings Corp.	12,204	444,836
Radiant Logistics, Inc.*	7,292	20,709

Total Air Freight & Logistics		3,336,531
Airlines – 0.8%
SkyWest, Inc.	25,608	676,307
Virgin America, Inc.*(a)	43,883	2,348,180

Total Airlines		3,024,487
Auto Components – 1.6%
Cooper-Standard Holding, Inc.*	8,541	843,851
Dorman Products, Inc.*	19,635	1,254,676
Drew Industries, Inc.	12,241	1,199,863
Fox Factory Holding Corp.*	12,740	292,638
Metaldyne Performance Group, Inc.	67,389	1,068,116
Motorcar Parts of America, Inc.*	3,430	98,715
Shiloh Industries, Inc.*	20,632	145,868
Standard Motor Products, Inc.	13,693	653,978
Stoneridge, Inc.*	10,147	186,705
Strattec Security Corp.	2,555	90,191
Superior Industries International, Inc.	10,436	304,314
Tower International, Inc.	14,117	340,220

Total Auto Components		6,479,135
Automobiles – 0.1%
Winnebago Industries, Inc.	20,167	475,336
Banks – 10.6%
1st Source Corp.	15,870	566,480
Access National Corp.	6,252	149,423
American National Bankshares, Inc.	4,778	133,545
Ameris Bancorp	9,597	335,415
Arrow Financial Corp.	7,475	245,395
Banc of California, Inc.	23,195	404,985
BancFirst Corp.	9,790	709,873
Bar Harbor Bankshares	3,821	140,307
Berkshire Hills Bancorp, Inc.	13,151	364,414
Blue Hills Bancorp, Inc.	4,224	63,444
Boston Private Financial Holdings, Inc.	40,542	520,154
Bridge Bancorp, Inc.	4,760	136,088
Brookline Bancorp, Inc.	35,670	434,817
Bryn Mawr Bank Corp.	8,816	282,024
Camden National Corp.	4,844	231,253
Capital Bank Financial Corp. Class A	14,392	462,127
Capital City Bank Group, Inc.	4,674	69,035
Cardinal Financial Corp.	17,581	458,688
Centerstate Banks, Inc.	20,539	364,156
Central Pacific Financial Corp.	20,534	517,251
Chemical Financial Corp.	18,931	835,425
City Holding Co.	8,830	444,061
CNB Financial Corp.	11,719	247,974
CoBiz Financial, Inc.	18,400	244,904
Community Trust Bancorp, Inc.	11,029	409,286
ConnectOne Bancorp, Inc.	18,381	331,961
Customers Bancorp, Inc.*	16,641	418,688
Enterprise Financial Services Corp.	10,369	324,031
Farmers Capital Bank Corp.	4,806	142,450
FCB Financial Holdings, Inc. Class A*	8,501	326,693
Fidelity Southern Corp.	15,327	281,864
Financial Institutions, Inc.	8,446	228,971
First Bancorp	12,032	238,113
First Bancorp, Inc.	6,691	160,383
First Busey Corp.	14,215	321,259
First Business Financial Services, Inc.	5,709	134,162
First Commonwealth Financial Corp.	43,965	443,607
First Community Bancshares, Inc.	10,442	258,962
First Connecticut Bancorp, Inc.	6,732	119,762
First Financial Bancorp	33,463	730,832
First Financial Corp.	8,483	345,088
First Financial Northwest, Inc.	6,036	85,530
First Interstate BancSystem, Inc. Class A	25,307	797,424
First Merchants Corp.	20,350	544,362
First Midwest Bancorp, Inc.	36,553	707,666
First NBC Bank Holding Co.*	15,298	144,413
Flushing Financial Corp.	16,874	400,251
Franklin Financial Network, Inc.*	4,056	151,694
German American Bancorp, Inc.	7,832	304,900
Great Southern Bancorp, Inc.	8,392	341,554
Great Western Bancorp, Inc.	31,418	1,046,848
Green Bancorp, Inc.*	11,254	123,006
Guaranty Bancorp	9,403	167,844

See Notes to Financial Statements.

62	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
Hanmi Financial Corp.	17,695	$466,086
Heartland Financial USA, Inc.	14,879	536,686
Heritage Commerce Corp.	10,592	115,876
Heritage Financial Corp.	16,308	292,729
HomeTrust Bancshares, Inc.*	3,576	66,156
Hope Bancorp, Inc.	80,256	1,394,047
Horizon Bancorp	6,222	182,802
Independent Bank Corp.	21,728	786,683
Independent Bank Group, Inc.	9,508	419,968
Lakeland Bancorp, Inc.	23,550	330,642
Lakeland Financial Corp.	12,089	428,192
LegacyTexas Financial Group, Inc.	19,882	628,868
MainSource Financial Group, Inc.	12,986	324,001
Mercantile Bank Corp.	9,419	252,900
MidSouth Bancorp, Inc.	10,119	105,238
MidWestOne Financial Group, Inc.	5,942	180,459
National Bank Holdings Corp. Class A	1,568	36,644
National Commerce Corp.*(a)	2,326	62,942
NBT Bancorp, Inc.	22,579	742,172
Northrim BanCorp, Inc.	6,073	156,380
OFG Bancorp	7,034	71,114
Old National Bancorp	128,188	1,802,323
Old Second Bancorp, Inc.	12,966	107,747
Opus Bank	11,353	401,556
Pacific Continental Corp.	9,716	163,423
Pacific Premier Bancorp, Inc.*	8,750	231,525
Park National Corp.	7,511	721,056
Park Sterling Corp.	18,883	153,330
Peapack Gladstone Financial Corp.	7,897	176,972
Penns Woods Bancorp, Inc.	2,511	111,639
Peoples Bancorp, Inc.	6,623	162,860
Peoples Financial Services Corp.(a)	4,157	169,439
Preferred Bank	7,283	260,367
QCR Holdings, Inc.	4,837	153,526
Renasant Corp.	15,343	515,985
Republic Bancorp, Inc. Class A	11,169	347,133
S&T Bancorp, Inc.	17,628	511,036
Sandy Spring Bancorp, Inc.	13,431	410,720
Seacoast Banking Corp. of Florida*	7,946	127,851
ServisFirst Bancshares, Inc.	10,831	562,237
Sierra Bancorp	7,736	145,127
Southside Bancshares, Inc.	10,212	328,622
Southwest Bancorp, Inc.	9,106	172,923
Stock Yards Bancorp, Inc.	12,490	411,670
Stonegate Bank	6,021	203,209
Suffolk Bancorp	5,353	186,124
Tompkins Financial Corp.	8,004	611,586
Towne Bank	23,222	558,025
Trico Bancshares	11,806	316,047
Tristate Capital Holdings, Inc.*	14,724	237,793
Triumph Bancorp, Inc.*	13,414	266,134
Trustmark Corp.	43,224	1,191,253
Union Bankshares Corp.	21,507	575,742
United Community Banks, Inc.	32,238	677,643
Univest Corp. of Pennsylvania	12,869	300,620
Veritex Holdings, Inc.*	4,085	71,038
Washington Trust Bancorp, Inc.	9,868	396,891
WesBanco, Inc.	20,956	689,033
West Bancorp, Inc.	9,073	177,831
Westamerica Bancorporation(a)	11,206	570,161
Yadkin Financial Corp.	23,281	612,057

Total Banks		41,763,681
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	3,311	490,558
Craft Brew Alliance, Inc.*	2,320	43,686
MGP Ingredients, Inc.	8,628	349,606

Total Beverages		883,850
Biotechnology – 1.9%
Acorda Therapeutics, Inc.*	704	14,700
AMAG Pharmaceuticals, Inc.*	64,687	1,585,478
Aptevo Therapeutics, Inc.*	8,250	21,120
Array BioPharma, Inc.*(a)	5,264	35,532
BioSpecifics Technologies Corp.*	2,131	97,323
Concert Pharmaceuticals, Inc.*	7,467	75,491
Emergent BioSolutions, Inc.*	16,878	532,163
Enanta Pharmaceuticals, Inc.*	23,112	615,010
NewLink Genetics Corp.*(a)	33,473	502,765
Osiris Therapeutics, Inc.*(a)	2,722	13,501
PDL BioPharma, Inc.	811,025	2,716,934
Repligen Corp.*	4,094	123,598
Retrophin, Inc.*	45,681	1,022,341

Total Biotechnology		7,355,956
Building Products – 1.4%
AAON, Inc.	19,180	552,768
Advanced Drainage Systems, Inc.(a)	6,505	156,510
American Woodmark Corp.*	4,999	402,770
Apogee Enterprises, Inc.	12,164	543,609
Continental Building Products, Inc.*	9,604	201,588
Gibraltar Industries, Inc.*	7,712	286,501
Griffon Corp.	19,801	336,815
Insteel Industries, Inc.	10,065	364,756
NCI Building Systems, Inc.*	13,058	190,516
Patrick Industries, Inc.*	9,504	588,488
PGT, Inc.*	20,193	215,459
Ply Gem Holdings, Inc.*	9,487	126,746
Quanex Building Products Corp.	4,986	86,058
Trex Co., Inc.*	11,777	691,546
Universal Forest Products, Inc.	9,813	966,482

Total Building Products		5,710,612
Capital Markets – 2.5%
Artisan Partners Asset Management, Inc. Class A	16,218	441,130
Calamos Asset Management, Inc. Class A	6,906	47,099
Cohen & Steers, Inc.	21,112	902,538
Cowen Group, Inc. Class A*(a)	317,505	1,152,543
Diamond Hill Investment Group, Inc.	1,594	294,555
Gain Capital Holdings, Inc.	24,138	149,173

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	63

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
GAMCO Investors, Inc. Class A	24,060	$684,988
Greenhill & Co., Inc.	10,791	254,344
INTL FCStone, Inc.*	9,861	383,100
Investment Technology Group, Inc.	10,720	183,741
KCG Holdings, Inc. Class A*	196,013	3,044,082
Manning & Napier, Inc.	18,718	132,711
Moelis & Co. Class A	9,697	260,752
Oppenheimer Holdings, Inc. Class A	4,100	58,589
Piper Jaffray Cos.*	11,790	569,457
Pzena Investment Management, Inc. Class A	8,217	63,271
Virtu Financial, Inc. Class A	32,518	486,794
Virtus Investment Partners, Inc.	4,001	391,538
Westwood Holdings Group, Inc.	4,632	246,005

Total Capital Markets		9,746,410
Chemicals – 2.3%
A. Schulman, Inc.	9,490	276,349
American Vanguard Corp.	4,124	66,232
Calgon Carbon Corp.	29,545	448,198
Chase Corp.	6,519	450,593
Chemours Co. (The)	133,606	2,137,696
Core Molding Technologies, Inc.*	10,801	182,537
Ferro Corp.*	34,819	480,850
Flotek Industries, Inc.*(a)	4,263	61,984
FutureFuel Corp.	35,307	398,263
Hawkins, Inc.	5,311	230,126
Innophos Holdings, Inc.	14,260	556,568
Innospec, Inc.	18,588	1,130,336
KMG Chemicals, Inc.	3,615	102,413
OMNOVA Solutions, Inc.*	7,682	64,836
Quaker Chemical Corp.	7,070	748,925
Rayonier Advanced Materials, Inc.	18,292	244,564
Stepan Co.	13,085	950,756
Trecora Resources*	15,217	173,778
Tredegar Corp.	23,690	440,397

Total Chemicals		9,145,401
Commercial Services & Supplies – 3.3%
ABM Industries, Inc.	24,345	966,496
ACCO Brands Corp.*	131,612	1,268,740
ARC Document Solutions, Inc.*	189,428	708,461
Brady Corp. Class A	19,726	682,717
Brink’s Co. (The)	5,549	205,757
CECO Environmental Corp.	3,263	36,807
Ennis, Inc.	9,635	162,350
Essendant, Inc.	28,118	576,981
G&K Services, Inc. Class A	9,812	936,948
InnerWorkings, Inc.*	12,748	120,086
Interface, Inc.	34,154	570,030
Kimball International, Inc. Class B	14,612	189,079
Knoll, Inc.	32,505	742,739
McGrath RentCorp	16,914	536,343
Mobile Mini, Inc.	3,368	101,714
Multi-Color Corp.	8,181	539,946
SP Plus Corp.*	10,340	264,394
Team, Inc.*	13,964	456,762
Tetra Tech, Inc.	37,098	1,315,866
TRC Cos., Inc.*	20,428	177,111
U.S. Ecology, Inc.	9,058	406,161
UniFirst Corp.	12,362	1,630,053
Viad Corp.	6,592	243,047
VSE Corp.	7,513	255,367

Total Commercial Services & Supplies		13,093,955
Communications Equipment – 0.5%
ADTRAN, Inc.	10,031	191,993
Applied Optoelectronics, Inc.*(a)	5,412	120,201
Bel Fuse, Inc. Class B	11,053	266,819
Black Box Corp.	13,015	180,908
CalAmp Corp.*	8,997	125,508
Clearfield, Inc.*(a)	4,560	85,728
Comtech Telecommunications Corp.	12,007	153,810
Digi International, Inc.*	4,598	52,417
EMCORE Corp.	17,774	101,312
Finisar Corp.*	5,988	178,442
Ixia*	509	6,363
NETGEAR, Inc.*	9,325	564,069
TESSCO Technologies, Inc.	2,992	37,131

Total Communications Equipment		2,064,701
Construction & Engineering – 1.2%
Aegion Corp.*	11,811	225,236
Ameresco, Inc. Class A*	18,884	99,330
Argan, Inc.	11,647	689,386
Comfort Systems USA, Inc.	15,027	440,441
Granite Construction, Inc.	10,244	509,536
Great Lakes Dredge & Dock Corp.*	29,488	103,208
MasTec, Inc.*	18,012	535,677
MYR Group, Inc.*	18,159	546,586
Primoris Services Corp.	15,394	317,116
Tutor Perini Corp.*	52,840	1,134,475

Total Construction & Engineering		4,600,991
Construction Materials – 0.3%
Headwaters, Inc.*	77,864	1,317,459
Summit Materials, Inc. Class A*	2,685	49,807

Total Construction Materials		1,367,266
Consumer Finance – 1.9%
Consumer Portfolio Services, Inc.*	57,509	263,966
Encore Capital Group, Inc.*(a)	34,514	775,875
Enova International, Inc.*	83,158	804,969
EZCORP, Inc. Class A*	10,004	110,644
FirstCash, Inc.	21,260	1,000,921
Green Dot Corp. Class A*	22,029	507,989
Nelnet, Inc. Class A	68,265	2,755,858
Regional Management Corp.*	11,324	245,165
World Acceptance Corp.*(a)	22,990	1,127,430

Total Consumer Finance		7,592,817
Containers & Packaging – 0.4%
AEP Industries, Inc.	2,175	237,880

See Notes to Financial Statements.

64	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
Greif, Inc. Class A	28,385	$1,407,612
Myers Industries, Inc.	9,805	127,367

Total Containers & Packaging		1,772,859
Distributors – 0.1%
Weyco Group, Inc.	7,528	202,277
Diversified Consumer Services – 1.0%
American Public Education, Inc.*	16,827	333,343
Apollo Education Group, Inc.*	74,345	591,043
Capella Education Co.	8,413	488,291
Carriage Services, Inc.	8,623	203,934
Collectors Universe, Inc.	5,112	94,725
DeVry Education Group, Inc.(a)	51,627	1,190,519
K12, Inc.*	5,690	81,651
Liberty Tax, Inc.	5,187	66,290
LifeLock, Inc.*(a)	24,557	415,504
Strayer Education, Inc.*	7,078	330,401
Universal Technical Institute, Inc.(a)	5,400	9,612
Weight Watchers International, Inc.*(a)	20,109	207,525

Total Diversified Consumer Services		4,012,838
Diversified Financial Services – 0.1%
Marlin Business Services Corp.	9,087	176,106
NewStar Financial, Inc.*	14,128	137,183

Total Diversified Financial Services		313,289
Diversified Telecommunication Services – 0.8%
ATN International, Inc.	4,593	298,729
Cincinnati Bell, Inc.*	103,283	421,394
Hawaiian Telcom Holdco, Inc.*	1,505	33,697
IDT Corp. Class B	32,547	561,110
Inteliquent, Inc.	22,050	355,887
Iridium Communications, Inc.*(a)	111,979	908,150
Lumos Networks Corp.*	9,616	134,624
Vonage Holdings Corp.*	49,490	327,129

Total Diversified Telecommunication Services		3,040,720
Electric Utilities – 0.9%
El Paso Electric Co.	23,289	1,089,226
Empire District Electric Co. (The)	25,534	871,731
MGE Energy, Inc.	16,709	944,226
Otter Tail Corp.	23,683	819,195

Total Electric Utilities		3,724,378
Electrical Equipment – 0.6%
Allied Motion Technologies, Inc.	7,662	144,888
AZZ, Inc.	13,033	850,664
Babcock & Wilcox Enterprises, Inc.*	14,542	239,943
Encore Wire Corp.	10,879	400,021
LSI Industries, Inc.	6,782	76,162
Powell Industries, Inc.	2,219	88,871
Thermon Group Holdings, Inc.*	22,895	452,176
Vicor Corp.*	6,980	80,968

Total Electrical Equipment		2,333,693
Electronic Equipment, Instruments & Components – 3.5%
Badger Meter, Inc.	9,362	313,721
Benchmark Electronics, Inc.*	38,766	967,212
Coherent, Inc.*	12,117	1,339,413
Control4 Corp.*	4,381	53,799
CTS Corp.	14,678	273,011
Daktronics, Inc.	17,908	170,842
DTS, Inc.	1,285	54,664
ePlus, Inc.*	4,745	447,975
FARO Technologies, Inc.*	5,504	197,869
Fitbit, Inc. Class A*(a)	52,980	786,223
II-VI, Inc.*	36,664	892,035
Insight Enterprises, Inc.*	30,496	992,645
InvenSense, Inc.*	9,572	71,024
Kimball Electronics, Inc.*	23,706	328,565
Mesa Laboratories, Inc.	818	93,546
Methode Electronics, Inc.	34,113	1,192,932
MTS Systems Corp.	7,993	367,918
Park Electrochemical Corp.	10,266	178,320
PC Connection, Inc.	20,314	536,696
Plexus Corp.*	27,373	1,280,509
Rofin-Sinar Technologies, Inc.*	16,155	519,868
Rogers Corp.*	9,409	574,702
ScanSource, Inc.*	18,207	664,556
Vishay Intertechnology, Inc.	99,781	1,405,914

Total Electronic Equipment, Instruments & Components		13,703,959
Energy Equipment & Services – 2.6%
Atwood Oceanics, Inc.(a)	341,630	2,968,765
Bristow Group, Inc.	4,815	67,506
Era Group, Inc.*	15,252	122,779
Fairmount Santrol Holdings, Inc.*(a)	159,155	1,349,634
Forum Energy Technologies, Inc.*	74,963	1,488,765
Helix Energy Solutions Group, Inc.*	70,097	569,889
Hornbeck Offshore Services, Inc.*	71,650	394,075
Matrix Service Co.*	10,085	189,194
Natural Gas Services Group, Inc.*	5,497	135,171
Newpark Resources, Inc.*	32,755	241,077
Oil States International, Inc.*	30,303	956,666
PHI, Inc. Non-Voting Shares*	16,520	300,168
SEACOR Holdings, Inc.*	1,439	85,606
U.S. Silica Holdings, Inc.	31,139	1,449,832

Total Energy Equipment & Services		10,319,127
Equity Real Estate Investment Trusts (REITs) – 2.4%
Agree Realty Corp.	8,858	437,940
Armada Hoffler Properties, Inc.	15,662	209,871
Ashford Hospitality Trust, Inc.	335,150	1,974,033
CareTrust REIT, Inc.	4,289	63,391
Cedar Realty Trust, Inc.	4,398	31,666
Chatham Lodging Trust	9,078	174,751
Chesapeake Lodging Trust	16,771	384,056
CorEnergy Infrastructure Trust, Inc.	3,145	92,243
Easterly Government Properties, Inc.	2,429	46,345
Franklin Street Properties Corp.	20,754	261,500
Getty Realty Corp.	8,007	191,607
Gladstone Commercial Corp.	1,238	23,064

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
Hersha Hospitality Trust	8,781	$158,234
Independence Realty Trust, Inc.	28,284	254,556
Investors Real Estate Trust	20,927	124,516
LTC Properties, Inc.	14,673	762,849
Monmouth Real Estate Investment Corp. Class A	10,331	147,423
Monogram Residential Trust, Inc.	65,017	691,781
National Storage Affiliates Trust	4,189	87,718
One Liberty Properties, Inc.	9,760	235,802
Physicians Realty Trust	3,821	82,304
Potlatch Corp.	13,472	523,926
Ramco-Gershenson Properties Trust	15,117	283,293
Rexford Industrial Realty, Inc.	603	13,803
Sabra Health Care REIT, Inc.	27,930	703,277
Saul Centers, Inc.	4,396	292,774
Summit Hotel Properties, Inc.	19,552	257,304
Terreno Realty Corp.	4,802	132,103
Universal Health Realty Income Trust	5,940	374,339
Urstadt Biddle Properties, Inc. Class A	15,839	351,943
Whitestone REIT	3,391	47,067

Total Equity Real Estate Investment Trusts (REITs)		9,415,479
Food & Staples Retailing – 0.9%
Andersons, Inc. (The)	19,114	691,544
Chefs’ Warehouse, Inc. (The)*(a)	8,336	92,863
Ingles Markets, Inc. Class A	13,111	518,409
Natural Grocers by Vitamin Cottage, Inc.*	8,367	93,376
Smart & Final Stores, Inc.*(a)	21,358	272,742
SpartanNash Co.	25,730	744,112
Village Super Market, Inc. Class A	12,004	384,248
Weis Markets, Inc.	10,624	563,072

Total Food & Staples Retailing		3,360,366
Food Products – 1.5%
Alico, Inc.	4,717	126,699
Calavo Growers, Inc.	5,568	364,314
John B. Sanfilippo & Son, Inc.	5,907	303,206
Landec Corp.*	10,664	143,004
Lifeway Foods, Inc.*	550	9,317
Limoneira Co.(a)	1,913	36,156
Omega Protein Corp.*	13,885	324,492
Sanderson Farms, Inc.(a)	37,415	3,604,187
Seneca Foods Corp. Class A*	7,000	197,680
Tootsie Roll Industries, Inc.(a)	21,378	787,352

Total Food Products		5,896,407
Gas Utilities – 0.6%
Chesapeake Utilities Corp.	7,163	437,373
Northwest Natural Gas Co.	12,190	732,741
South Jersey Industries, Inc.	46,386	1,370,706

Total Gas Utilities		2,540,820
Health Care Equipment & Supplies – 1.2%
Abaxis, Inc.	4,889	252,370
Analogic Corp.	4,271	378,411
Anika Therapeutics, Inc.*	7,562	361,842
Atrion Corp.	757	322,936
CONMED Corp.	8,230	329,694
CryoLife, Inc.	1,322	23,228
Cynosure, Inc. Class A*	8,145	414,906
Exactech, Inc.*	9,341	252,487
Haemonetics Corp.*	7,634	276,427
Halyard Health, Inc.*	10,337	358,280
Inogen, Inc.*	2,359	141,304
LeMaitre Vascular, Inc.	4,709	93,427
Meridian Bioscience, Inc.	18,325	353,489
Merit Medical Systems, Inc.*	14,402	349,825
Natus Medical, Inc.*	8,284	325,478
OraSure Technologies, Inc.*	2,318	18,475
Quidel Corp.*	524	11,575
RTI Surgical, Inc.*	22,453	70,278
SurModics, Inc.*	7,371	221,793
Vascular Solutions, Inc.*	3,944	190,219
Zeltiq Aesthetics, Inc.*(a)	842	33,023

Total Health Care Equipment & Supplies		4,779,467
Health Care Providers & Services – 2.3%
AAC Holdings, Inc.*(a)	5,735	99,732
Aceto Corp.	15,236	289,332
Addus HomeCare Corp.*	4,985	130,408
Adeptus Health, Inc. Class A*(a)	2,242	96,518
Air Methods Corp.*(a)	26,443	832,690
Almost Family, Inc.*	5,755	211,611
AMN Healthcare Services, Inc.*	24,312	774,823
BioTelemetry, Inc.*	2,340	43,454
Corvel Corp.*	7,319	281,050
Ensign Group, Inc. (The)	22,543	453,791
Landauer, Inc.	4,996	222,222
LHC Group, Inc.*	6,772	249,751
Magellan Health, Inc.*	7,609	408,832
National HealthCare Corp.	6,882	454,143
PharMerica Corp.*	9,199	258,216
Providence Service Corp. (The)*	1,989	96,725
RadNet, Inc.*	19,092	141,281
Select Medical Holdings Corp.*	101,309	1,367,671
Surgical Care Affiliates, Inc.*	37,671	1,836,838
Triple-S Management Corp. Class B*	27,592	605,092
U.S. Physical Therapy, Inc.	4,359	273,309

Total Health Care Providers & Services		9,127,489
Health Care Technology – 1.8%
Computer Programs & Systems, Inc.(a)	4,785	124,697
Evolent Health, Inc. Class A*(a)	219,630	5,407,291
HealthStream, Inc.*	4,327	119,425
HMS Holdings Corp.*	11,025	244,424
Inovalon Holdings, Inc. Class A*(a)	32,738	481,576
Omnicell, Inc.*	10,137	388,247
Quality Systems, Inc.	21,875	247,625

Total Health Care Technology		7,013,285
Hotels, Restaurants & Leisure – 2.7%
Biglari Holdings, Inc.*	805	350,996
BJ’s Restaurants, Inc.*	9,875	351,056

See Notes to Financial Statements.

66	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
Bob Evans Farms, Inc.	8,997	$344,585
Bojangles’, Inc.*	17,203	274,560
Bravo Brio Restaurant Group, Inc.*	12,374	59,148
Chuy’s Holdings, Inc.*	4,828	134,894
ClubCorp Holdings, Inc.	16,432	237,771
Dave & Buster’s Entertainment, Inc.*	10,861	425,534
Del Frisco’s Restaurant Group, Inc.*	10,033	135,145
DineEquity, Inc.	6,777	536,671
El Pollo Loco Holdings, Inc.*(a)	18,949	238,568
Fiesta Restaurant Group, Inc.*	10,938	262,512
Fogo De Chao, Inc.*(a)	15,364	162,397
Habit Restaurants, Inc. (The) Class A*(a)	931	13,034
Hyatt Hotels Corp. Class A*	56,852	2,798,255
International Speedway Corp. Class A	13,895	464,371
Interval Leisure Group, Inc.	49,371	847,700
Isle of Capri Casinos, Inc.*	11,572	257,824
Jamba, Inc.*(a)	7,806	85,242
Marcus Corp. (The)	14,561	364,607
Monarch Casino & Resort, Inc.*	8,837	222,427
Nathan’s Famous, Inc.*	2,161	113,550
Papa Murphy’s Holdings, Inc.*(a)	4,366	28,161
Popeyes Louisiana Kitchen, Inc.*	7,403	393,395
Potbelly Corp.*	4,230	52,579
RCI Hospitality Holdings, Inc.	15,125	174,391
Red Robin Gourmet Burgers, Inc.*	6,646	298,671
Ruth’s Hospitality Group, Inc.	18,734	264,524
SeaWorld Entertainment, Inc.(a)	19,687	265,381
Sonic Corp.	21,620	566,012
Wingstop, Inc.(a)	3,029	88,750

Total Hotels, Restaurants & Leisure		10,812,711
Household Durables – 2.5%
Bassett Furniture Industries, Inc.	5,391	125,341
Cavco Industries, Inc.*	3,202	317,158
Century Communities, Inc.*	19,730	424,392
CSS Industries, Inc.	6,303	161,231
Ethan Allen Interiors, Inc.	14,657	458,324
Flexsteel Industries, Inc.	5,161	266,927
Hooker Furniture Corp.	6,103	149,462
Installed Building Products, Inc.*	9,738	349,302
iRobot Corp.*	10,240	450,355
La-Z-Boy, Inc.	30,005	736,923
LGI Homes, Inc.*(a)	18,205	670,672
Libbey, Inc.	25,094	447,928
Lifetime Brands, Inc.	8,212	110,533
M/I Homes, Inc.*	21,544	507,792
MDC Holdings, Inc.	23,445	604,881
Meritage Homes Corp.*	37,732	1,309,300
New Home Co., Inc. (The)*	12,531	133,706
Taylor Morrison Home Corp. Class A*	34,178	601,533
TopBuild Corp.*	8,698	288,774
Universal Electronics, Inc.*	6,447	480,044
WCI Communities, Inc.*(a)	17,289	410,095
William Lyon Homes Class A*	32,652	605,695
ZAGG, Inc.*	21,892	177,325

Total Household Durables		9,787,693
Household Products – 0.3%
Central Garden and Pet Co. Class A*	19,686	488,213
Orchids Paper Products Co.	4,392	119,594
WD-40 Co.	4,649	522,687

Total Household Products		1,130,494
Independent Power & Renewable Electricity Producers – 0.1%
NRG Yield, Inc. Class C	18,033	305,840
Vivint Solar, Inc.*(a)	22,365	70,673

Total Independent Power & Renewable Electricity Producers		376,513
Industrial Conglomerates – 0.1%
Raven Industries, Inc.	13,818	318,229
Insurance – 3.4%
AMERISAFE, Inc.	11,494	675,617
Baldwin & Lyons, Inc. Class B	9,843	252,276
EMC Insurance Group, Inc.	17,519	471,787
Employers Holdings, Inc.	30,572	911,963
FBL Financial Group, Inc. Class A	14,308	915,283
Federated National Holding Co.	11,614	217,066
Fidelity & Guaranty Life(a)	38,719	897,894
Hallmark Financial Services, Inc.*	13,556	139,491
HCI Group, Inc.	16,273	494,048
Heritage Insurance Holdings, Inc.	36,603	527,449
Horace Mann Educators Corp.	25,287	926,768
Infinity Property & Casualty Corp.	6,316	521,891
MBIA, Inc.*	179,063	1,394,901
National Interstate Corp.	7,688	250,091
National Western Life Group, Inc. Class A	2,994	614,878
Navigators Group, Inc. (The)	7,589	735,526
State Auto Financial Corp.	35,501	845,279
State National Cos., Inc.	33,204	369,228
Stewart Information Services Corp.	6,647	295,459
United Fire Group, Inc.	20,923	885,461
Universal Insurance Holdings, Inc.(a)	37,519	945,479

Total Insurance		13,287,835
Internet & Catalog Retail – 0.3%
1-800-Flowers.com, Inc. Class A*	9,891	90,700
Blue Nile, Inc.	2,988	102,847
FTD Cos., Inc.*	2,618	53,852
Nutrisystem, Inc.	13,001	386,000
Overstock.com, Inc.*(a)	7,100	108,772
PetMed Express, Inc.	12,353	250,519

Total Internet & Catalog Retail		992,690
Internet Software & Services – 0.8%
Alarm.com Holdings, Inc.*(a)	8,094	233,593
Angie’s List, Inc.*(a)	12,389	122,775
Bankrate, Inc.*	20,823	176,579
DHI Group, Inc.*	27,205	214,647
Envestnet, Inc.*	3,742	136,396
Everyday Health, Inc.*	3,378	25,977

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
NIC, Inc.	21,334	$501,349
Reis, Inc.	3,204	65,554
RetailMeNot, Inc.*	17,302	171,117
Shutterstock, Inc.*(a)	6,484	413,031
SPS Commerce, Inc.*	520	38,173
Stamps.com, Inc.*(a)	3,506	331,352
TechTarget, Inc.*	8,976	72,346
Travelzoo, Inc.*	13,016	166,995
Web.com Group, Inc.*	1,826	31,535
WebMD Health Corp.*	11,898	591,331
XO Group, Inc.*	2,561	49,504

Total Internet Software & Services		3,342,254
IT Services – 1.8%
Cardtronics PLC Class A*	16,669	743,437
Cass Information Systems, Inc.	4,603	260,760
Ciber, Inc.*	23,470	26,991
Computer Task Group, Inc.	7,965	37,436
CSG Systems International, Inc.	15,303	632,473
Datalink Corp.*	8,002	84,901
ExlService Holdings, Inc.*	9,931	494,961
Forrester Research, Inc.	4,700	182,830
Hackett Group, Inc. (The)	7,290	120,431
Lionbridge Technologies, Inc.*	25,093	125,465
ManTech International Corp. Class A	16,874	635,981
NeuStar, Inc. Class A*(a)	77,683	2,065,591
Perficient, Inc.*	12,956	261,063
Sykes Enterprises, Inc.*	22,417	630,590
TeleTech Holdings, Inc.	24,806	719,126
Virtusa Corp.*	9,932	245,122

Total IT Services		7,267,158
Leisure Products – 0.6%
Callaway Golf Co.	3,760	43,654
Escalade, Inc.	10,729	136,902
JAKKS Pacific, Inc.*(a)	47,161	407,471
Johnson Outdoors, Inc. Class A	3,949	143,625
Malibu Boats, Inc. Class A*	11,010	164,049
Nautilus, Inc.*	15,695	356,590
Smith & Wesson Holding Corp.*	20,613	548,100
Sturm Ruger & Co., Inc.	8,223	474,960

Total Leisure Products		2,275,351
Life Sciences Tools & Services – 0.3%
Cambrex Corp.*	13,851	615,816
Luminex Corp.*	20,752	471,485

Total Life Sciences Tools & Services		1,087,301
Machinery – 6.9%
Accuride Corp.*	12,391	31,721
Actuant Corp. Class A	48,397	1,124,746
Alamo Group, Inc.	8,176	538,717
Albany International Corp. Class A	8,162	345,906
Altra Industrial Motion Corp.	14,883	431,161
American Railcar Industries, Inc.(a)	25,016	1,037,414
Astec Industries, Inc.	9,576	573,315
Briggs & Stratton Corp.	24,587	458,548
Chart Industries, Inc.*	27,378	898,820
CIRCOR International, Inc.	3,940	234,666
Columbus McKinnon Corp.	8,772	156,492
Commercial Vehicle Group, Inc.*	46,912	271,151
Douglas Dynamics, Inc.	19,008	607,116
EnPro Industries, Inc.	5,324	302,510
ESCO Technologies, Inc.	11,389	528,677
Federal Signal Corp.	48,018	636,719
Franklin Electric Co., Inc.	20,811	847,216
FreightCar America, Inc.	12,421	178,614
Global Brass & Copper Holdings, Inc.	14,297	413,040
Gorman-Rupp Co. (The)	10,155	260,070
Graham Corp.	7,227	138,036
Greenbrier Cos., Inc. (The)(a)	66,904	2,361,711
Hurco Cos., Inc.	6,352	178,301
Hyster-Yale Materials Handling, Inc.	16,322	981,442
John Bean Technologies Corp.	10,910	769,700
Joy Global, Inc.	203,275	5,638,848
Kadant, Inc.	8,142	424,280
L.B. Foster Co. Class A	20,363	244,560
Lindsay Corp.(a)	3,982	294,588
Lydall, Inc.*	11,052	565,089
Meritor, Inc.*	100,046	1,113,512
Miller Industries, Inc.	8,641	196,928
Mueller Water Products, Inc. Class A	36,157	453,770
NN, Inc.	11,804	215,423
RBC Bearings, Inc.*	8,814	674,095
Standex International Corp.	7,227	671,171
Sun Hydraulics Corp.	12,561	405,343
Tennant Co.	6,320	409,536
TriMas Corp.*	19,440	361,778
Twin Disc, Inc.	3,513	42,086
Wabash National Corp.*	80,586	1,147,545
Xerium Technologies, Inc.*	12,430	98,818

Total Machinery		27,263,179
Media – 1.4%
AMC Entertainment Holdings, Inc. Class A(a)	39,868	1,239,496
Entercom Communications Corp. Class A	23,416	303,003
Entravision Communications Corp. Class A	33,844	258,230
Gray Television, Inc.*	38,053	394,229
Hemisphere Media Group, Inc.*(a)	9,617	122,617
MSG Networks, Inc. Class A*	93,861	1,746,753
National CineMedia, Inc.	11,455	168,618
New Media Investment Group, Inc.	12,316	190,898
Scholastic Corp.	4,412	173,656
Townsquare Media, Inc. Class A*	12,101	113,023
tronc, Inc.	20,231	341,499
World Wrestling Entertainment, Inc. Class A(a)	15,029	320,118

Total Media		5,372,140
Metals & Mining – 0.9%
Ampco-Pittsburgh Corp.	1,117	12,388
Century Aluminum Co.*	43,190	300,170

See Notes to Financial Statements.

68	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
Commercial Metals Co.	96,796	$1,567,127
Gold Resource Corp.(a)	35,774	265,443
Haynes International, Inc.	9,768	362,490
Materion Corp.	13,097	402,209
Ryerson Holding Corp.*(a)	54,416	614,357

Total Metals & Mining		3,524,184
Multi-Utilities – 0.1%
Unitil Corp.	7,624	297,793
Multiline Retail – 0.0%
Tuesday Morning Corp.*	17,888	106,970
Oil, Gas & Consumable Fuels – 3.3%
Alon USA Energy, Inc.	72,553	584,777
EP Energy Corp. Class A*(a)	1,644,898	7,204,653
Evolution Petroleum Corp.	9,608	60,338
Green Plains, Inc.	23,887	625,839
Jones Energy, Inc. Class A*	73,674	262,280
Oasis Petroleum, Inc.*	151,367	1,736,180
Panhandle Oil and Gas, Inc. Class A	12,658	221,895
Par Pacific Holdings, Inc.*	36,748	480,664
Renewable Energy Group, Inc.*	15,137	128,210
REX American Resources Corp.*	11,354	962,365
Ring Energy, Inc.*	1,615	17,684
SemGroup Corp. Class A	14,317	506,249
Synergy Resources Corp.*	17,306	119,931

Total Oil, Gas & Consumable Fuels		12,911,065
Paper & Forest Products – 0.8%
Boise Cascade Co.*	25,043	636,092
Clearwater Paper Corp.*	3,699	239,214
Deltic Timber Corp.	732	49,578
Neenah Paper, Inc.	11,766	929,632
PH Glatfelter Co.	27,956	606,086
Schweitzer-Mauduit International, Inc.	21,771	839,490

Total Paper & Forest Products		3,300,092
Personal Products – 0.6%
Inter Parfums, Inc.	13,147	424,254
Medifast, Inc.	6,979	263,736
Nutraceutical International Corp.*	6,373	199,093
Revlon, Inc. Class A*	10,681	392,847
Synutra International, Inc.*	60,590	258,113
USANA Health Sciences, Inc.*	7,297	1,009,540

Total Personal Products		2,547,583
Pharmaceuticals – 0.9%
ANI Pharmaceuticals, Inc.*(a)	7,952	527,615
Aoxing Pharmaceutical Co., Inc.*	50,592	28,079
Depomed, Inc.*	28,164	703,818
Lannett Co., Inc.*(a)	38,312	1,017,950
Phibro Animal Health Corp. Class A	19,326	525,281
Sciclone Pharmaceuticals, Inc.*	23,912	245,098
Sucampo Pharmaceuticals, Inc. Class A*	21,150	260,357
Supernus Pharmaceuticals, Inc.*	8,873	219,429
Teligent, Inc.*(a)	22,424	170,422

Total Pharmaceuticals		3,698,049
Professional Services – 1.9%
Barrett Business Services, Inc.	4,964	246,264
CBIZ, Inc.*	32,022	358,326
CRA International, Inc.*	7,047	187,380
Exponent, Inc.	8,518	434,929
Franklin Covey Co.*	6,773	120,627
FTI Consulting, Inc.*	16,410	731,230
GP Strategies Corp.*	8,073	198,757
Heidrick & Struggles International, Inc.	6,382	118,386
Hill International, Inc.*	14,438	66,559
Huron Consulting Group, Inc.*	10,053	600,767
ICF International, Inc.*	11,071	490,667
Insperity, Inc.	8,397	609,958
Kelly Services, Inc. Class A	23,570	453,015
Kforce, Inc.	16,842	345,093
Mistras Group, Inc.*	9,791	229,795
Navigant Consulting, Inc.*	30,923	625,263
Resources Connection, Inc.	17,701	264,453
RPX Corp.*	33,046	353,262
TriNet Group, Inc.*	13,110	283,569
TrueBlue, Inc.*	27,241	617,281
WageWorks, Inc.*	4,686	285,424

Total Professional Services		7,621,005
Real Estate Management & Development – 0.3%
Consolidated-Tomoka Land Co.	570	29,178
HFF, Inc. Class A	20,005	553,938
Marcus & Millichap, Inc.*	17,400	455,010
RE/MAX Holdings, Inc. Class A	3,246	142,110
Tejon Ranch Co.*	1,565	38,061

Total Real Estate Management & Development		1,218,297
Road & Rail – 1.9%
ArcBest Corp.	26,242	499,123
Celadon Group, Inc.	27,496	240,315
Covenant Transportation Group, Inc. Class A*	22,902	442,696
Heartland Express, Inc.	36,196	683,380
Marten Transport Ltd.	22,351	469,371
PAM Transportation Services, Inc.*	5,054	101,181
Roadrunner Transportation Systems, Inc.*	49,674	396,399
Saia, Inc.*	27,189	814,582
Swift Transportation Co.*	140,504	3,016,621
Universal Logistics Holdings, Inc.	31,605	424,139
USA Truck, Inc.*	5,866	60,068
YRC Worldwide, Inc.*	24,659	303,799

Total Road & Rail		7,451,674
Semiconductors & Semiconductor Equipment – 2.5%
Amkor Technology, Inc.*	255,966	2,487,990
Axcelis Technologies, Inc.*	14,008	186,026
Brooks Automation, Inc.	13,314	181,204
Cabot Microelectronics Corp.	13,378	707,830
Ceva, Inc.*	921	32,299
Cohu, Inc.	5,694	66,848
Diodes, Inc.*	19,888	424,410

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	69

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
DSP Group, Inc.*	4,357	$52,328
IXYS Corp.	18,726	225,648
NeoPhotonics Corp.*	5,115	83,579
PDF Solutions, Inc.*	13,965	253,744
Photronics, Inc.*	24,785	255,533
Power Integrations, Inc.	8,641	544,642
Rambus, Inc.*	177,807	2,222,588
Rudolph Technologies, Inc.*	11,482	203,691
Semtech Corp.*	882	24,458
Tessera Technologies, Inc.	41,296	1,587,418
Ultra Clean Holdings, Inc.*	18,249	135,225
Xcerra Corp.*	51,456	311,823

Total Semiconductors & Semiconductor Equipment		9,987,284
Software – 0.9%
American Software, Inc. Class A	9,054	100,500
Ebix, Inc.(a)	22,751	1,293,394
Gigamon, Inc.*	2,549	139,685
MicroStrategy, Inc. Class A*	5,238	877,051
Monotype Imaging Holdings, Inc.	11,914	263,419
Progress Software Corp.*	7,146	194,371
QAD, Inc. Class A	6,470	144,799
Qualys, Inc.*	10,381	396,450
Silver Spring Networks, Inc.*	13,113	185,942
Zedge, Inc. Class B*	10,710	36,628
Zix Corp.*	10,619	43,538

Total Software		3,675,777
Specialty Retail – 4.4%
America’s Car-Mart, Inc.*	10,187	370,705
Big 5 Sporting Goods Corp.	17,548	239,004
Boot Barn Holdings, Inc.*(a)	8,545	97,242
Buckle, Inc. (The)(a)	50,263	1,207,820
Build-A-Bear Workshop, Inc.*	15,653	162,165
Caleres, Inc.	25,904	655,112
Cato Corp. (The) Class A	16,135	530,680
Chico’s FAS, Inc.	77,535	922,666
Children’s Place, Inc. (The)	11,057	883,123
Citi Trends, Inc.	7,339	146,266
Conn’s, Inc.*(a)	17,767	183,355
Container Store Group, Inc. (The)*(a)	20,936	105,099
Express, Inc.*	53,594	631,873
Finish Line, Inc. (The) Class A	50,789	1,172,210
Five Below, Inc.*	16,555	667,001
Francesca’s Holdings Corp.*	18,902	291,658
Genesco, Inc.*	18,571	1,011,377
Guess?, Inc.	49,838	728,133
Haverty Furniture Cos., Inc.	8,271	165,751
Hibbett Sports, Inc.*(a)	23,611	942,079
Kirkland’s, Inc.*	12,340	150,301
MarineMax, Inc.*	26,810	561,669
Party City Holdco, Inc.*	2,193	37,544
Pier 1 Imports, Inc.(a)	107,310	454,994
Rent-A-Center, Inc.	47,423	599,427
Select Comfort Corp.*	39,481	852,790
Shoe Carnival, Inc.	12,288	327,598
Sonic Automotive, Inc. Class A	36,018	677,138
Sportsman’s Warehouse Holdings, Inc.*	16,787	176,599
Stage Stores, Inc.(a)	37,821	212,176
Stein Mart, Inc.	41,070	260,795
Tailored Brands, Inc.	37,412	587,368
Tile Shop Holdings, Inc.*	8,491	140,526
Vitamin Shoppe, Inc.*	18,463	495,732
West Marine, Inc.*	6,165	50,985
Winmark Corp.	2,463	259,896
Zumiez, Inc.*	30,799	554,382

Total Specialty Retail		17,513,239
Technology Hardware, Storage & Peripherals – 0.4%
Avid Technology, Inc.*	2,640	20,962
Cray, Inc.*	26,281	618,655
Immersion Corp.*	2,491	20,326
Super Micro Computer, Inc.*	42,652	996,777

Total Technology Hardware, Storage & Peripherals		1,656,720
Textiles, Apparel & Luxury Goods – 1.3%
Cherokee, Inc.*	5,597	57,649
Culp, Inc.	6,519	194,071
Deckers Outdoor Corp.*	29,601	1,762,740
Iconix Brand Group, Inc.*(a)	99,857	810,839
Movado Group, Inc.	18,612	399,786
Oxford Industries, Inc.	9,692	656,148
Superior Uniform Group, Inc.	7,854	155,431
Unifi, Inc.*	15,084	443,922
Vera Bradley, Inc.*	17,523	265,473
Vince Holding Corp.*(a)	55,124	310,899

Total Textiles, Apparel & Luxury Goods		5,056,958
Thrifts & Mortgage Finance – 2.8%
Astoria Financial Corp.	43,780	639,188
Bank Mutual Corp.	15,723	120,753
BankFinancial Corp.	28,055	356,298
Beneficial Bancorp, Inc.	14,382	211,559
BofI Holding, Inc.*(a)	40,266	901,958
Clifton Bancorp, Inc.	5,163	78,942
Dime Community Bancshares, Inc.	22,356	374,687
Federal Agricultural Mortgage Corp. Class C	10,458	413,091
First Defiance Financial Corp.	5,659	252,618
Flagstar Bancorp, Inc.*	38,245	1,061,299
Hingham Institution for Savings	1,204	166,754
HomeStreet, Inc.*	12,296	308,138
Impac Mortgage Holdings, Inc.*(a)	32,307	426,129
Kearny Financial Corp.	3,966	53,977
LendingTree, Inc.*(a)	1,920	186,067
Meridian Bancorp, Inc.	14,334	223,180
Meta Financial Group, Inc.	3,460	209,711
Northfield Bancorp, Inc.	10,410	167,601
Northwest Bancshares, Inc.	38,338	602,290
OceanFirst Financial Corp.	13,651	262,918
Oritani Financial Corp.	26,193	411,754

See Notes to Financial Statements.

70	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2016

Investments	Shares	Value
PennyMac Financial Services, Inc. Class A*	23,336	$396,945
Provident Financial Services, Inc.	35,650	756,849
Territorial Bancorp, Inc.	4,551	130,432
TrustCo Bank Corp.	59,934	424,932
United Community Financial Corp.	22,350	158,909
United Financial Bancorp, Inc.	26,890	372,158
Walker & Dunlop, Inc.*	22,846	577,090
Waterstone Financial, Inc.	9,687	164,582
WSFS Financial Corp.	13,791	503,234

Total Thrifts & Mortgage Finance		10,914,043
Tobacco – 0.3%
Universal Corp.	19,010	1,106,762
Trading Companies & Distributors – 1.4%
Applied Industrial Technologies, Inc.	28,122	1,314,423
BMC Stock Holdings, Inc.*	9,188	162,903
CAI International, Inc.*	61,930	512,161
DXP Enterprises, Inc.*	7,313	206,154
H&E Equipment Services, Inc.	30,742	515,236
Houston Wire & Cable Co.	16,500	102,135
Kaman Corp.	16,598	728,984
Lawson Products, Inc.*	551	9,769
MRC Global, Inc.*	68,482	1,125,159
Rush Enterprises, Inc. Class A*	39,870	976,018
Veritiv Corp.*	678	34,015

Total Trading Companies & Distributors		5,686,957
Water Utilities – 0.7%
American States Water Co.	15,949	638,758
Artesian Resources Corp. Class A	4,732	135,051
California Water Service Group	26,100	837,549
Connecticut Water Service, Inc.	6,775	336,921
Middlesex Water Co.	7,705	271,524
SJW Corp.	10,704	467,551
York Water Co. (The)	5,673	168,261

Total Water Utilities		2,855,615
Wireless Telecommunication Services – 0.2%
Shenandoah Telecommunications Co.	17,499	476,148
Spok Holdings, Inc.	11,014	196,269

Total Wireless Telecommunication Services		672,417
Total United States		389,651,288
TOTAL COMMON STOCKS (Cost: $358,627,573)		394,761,699
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree MidCap Earnings Fund(a)(b) (Cost: $560,777)	5,995	573,542
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.3%
United States – 10.3%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $40,728,417)(d)	40,728,417	$40,728,417
TOTAL INVESTMENTS IN SECURITIES – 110.2% (Cost: $399,916,767)		436,063,658
Liabilities in Excess of Cash and Other Assets – (10.2)%		(40,366,854)

NET ASSETS – 100.0%		$395,696,804
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $43,549,352 and the total market value of the collateral held by the Fund was $44,676,994. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,948,577.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	71

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.1%
B/E Aerospace, Inc.	3,094	$159,836
Boeing Co. (The)	18,191	2,396,482
General Dynamics Corp.	6,870	1,065,949
Huntington Ingalls Industries, Inc.	931	142,834
L-3 Communications Holdings, Inc.	2,059	310,353
Lockheed Martin Corp.	9,961	2,387,851
Northrop Grumman Corp.	3,456	739,411
Orbital ATK, Inc.	974	74,248
Raytheon Co.	6,942	945,015
Rockwell Collins, Inc.	2,264	190,946
United Technologies Corp.	26,130	2,654,808

Total Aerospace & Defense		11,067,733
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	3,844	270,848
Expeditors International of Washington, Inc.	3,880	199,898
FedEx Corp.	2,107	368,051
United Parcel Service, Inc. Class B	23,893	2,612,938

Total Air Freight & Logistics		3,451,735
Airlines – 0.2%
Alaska Air Group, Inc.	1,487	97,934
American Airlines Group, Inc.	6,568	240,455
Delta Air Lines, Inc.	9,554	376,045
Southwest Airlines Co.	5,020	195,228

Total Airlines		909,662
Auto Components – 0.1%
BorgWarner, Inc.	3,611	127,035
Gentex Corp.	7,913	138,952
Goodyear Tire & Rubber Co. (The)	3,624	117,055
Lear Corp.	918	111,280
Spartan Motors, Inc.	6,571	62,950
Unique Fabricating, Inc.	1,828	22,375

Total Auto Components		579,647
Automobiles – 0.9%
Ford Motor Co.	183,603	2,216,088
General Motors Co.	69,029	2,193,051
Harley-Davidson, Inc.	5,405	284,249
Thor Industries, Inc.	1,881	159,321

Total Automobiles		4,852,709
Banks – 5.6%
American National Bankshares, Inc.	964	26,944
Arrow Financial Corp.	1,710	56,133
Associated Banc-Corp.	5,771	113,054
Banc of California, Inc.	3,503	61,162
Bank of America Corp.	133,191	2,084,439
Bank of Hawaii Corp.	2,029	147,346
Bank of the Ozarks, Inc.	1,803	69,235
BankUnited, Inc.	3,712	112,102
Bar Harbor Bankshares	719	26,402
BB&T Corp.	27,921	1,053,180
BCB Bancorp, Inc.	2,235	25,144
BOK Financial Corp.(a)	2,466	170,080
Cathay General Bancorp	3,195	98,342
CIT Group, Inc.	2,649	96,159
Citigroup, Inc.	13,124	619,846
Citizens Financial Group, Inc.	9,461	233,781
CNB Financial Corp.	1,375	29,095
Comerica, Inc.	4,299	203,429
Commerce Bancshares, Inc.	3,988	196,449
Community Bank System, Inc.	1,409	67,787
Cullen/Frost Bankers, Inc.	2,186	157,261
CVB Financial Corp.	4,884	86,007
East West Bancorp, Inc.	3,549	130,284
Enterprise Bancorp, Inc.	1,029	28,812
Fifth Third Bancorp	23,854	488,053
Financial Institutions, Inc.	1,079	29,252
First Business Financial Services, Inc.	945	22,207
First Community Bancshares, Inc.	1,257	31,174
First Connecticut Bancorp, Inc.	1,411	25,102
First Financial Corp.	2,383	96,940
First Horizon National Corp.	6,354	96,771
First Republic Bank	2,124	163,782
FNB Corp.	10,196	125,411
Fulton Financial Corp.	7,454	108,232
Glacier Bancorp, Inc.	3,392	96,740
Hancock Holding Co.	4,928	159,815
Heritage Commerce Corp.	2,244	24,549
Horizon Bancorp	899	26,413
Huntington Bancshares, Inc.	39,338	387,873
Iberiabank Corp.	1,467	98,465
Independent Bank Corp.	1,559	26,238
Investors Bancorp, Inc.	7,016	84,262
JPMorgan Chase & Co.	109,375	7,283,281
KeyCorp	29,871	363,530
M&T Bank Corp.	4,487	520,941
Macatawa Bank Corp.	3,921	31,329
MB Financial, Inc.	2,618	99,589
MidSouth Bancorp, Inc.	2,345	24,388
MidWestOne Financial Group, Inc.	1,643	49,898
Old National Bancorp	7,581	106,589
Pacific Continental Corp.	1,580	26,576
PacWest Bancorp	5,727	245,746
Park National Corp.	1,105	106,080
Park Sterling Corp.	3,199	25,976
Peapack Gladstone Financial Corp.	1,102	24,696
Penns Woods Bancorp, Inc.	1,077	47,883
People’s United Financial, Inc.	14,971	236,841
Peoples Bancorp, Inc.	1,268	31,180
PNC Financial Services Group, Inc. (The)	12,210	1,099,999
Prosperity Bancshares, Inc.	2,266	124,381
QCR Holdings, Inc.	1,027	32,597
Regions Financial Corp.	34,383	339,360
Shore Bancshares, Inc.	2,181	25,692
Sierra Bancorp	1,294	24,275

See Notes to Financial Statements.

72	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
Stonegate Bank	1,522	$51,367
Suffolk Bancorp	835	29,033
SunTrust Banks, Inc.	12,443	545,003
Synovus Financial Corp.	2,773	90,206
TCF Financial Corp.	4,697	68,153
Trustmark Corp.	4,373	120,520
U.S. Bancorp	45,409	1,947,592
UMB Financial Corp.	1,556	92,504
Umpqua Holdings Corp.	10,708	161,155
United Bankshares, Inc.(a)	3,558	134,030
Univest Corp. of Pennsylvania	2,903	67,814
Valley National Bancorp	15,709	152,849
Webster Financial Corp.	3,095	117,641
Wells Fargo & Co.	155,189	6,871,769
West Bancorp, Inc.	1,196	23,442
Zions Bancorp	3,178	98,581

Total Banks		29,426,238
Beverages – 2.4%
Brown-Forman Corp. Class A	2,805	139,549
Brown-Forman Corp. Class B	3,675	174,342
Coca-Cola Co. (The)	146,779	6,211,687
Constellation Brands, Inc. Class A	1,592	265,052
Dr. Pepper Snapple Group, Inc.	4,280	390,807
Molson Coors Brewing Co. Class B	3,048	334,671
PepsiCo, Inc.	45,986	5,001,897

Total Beverages		12,518,005
Biotechnology – 1.8%
AbbVie, Inc.	75,018	4,731,385
Amgen, Inc.	16,633	2,774,551
Gilead Sciences, Inc.	26,667	2,109,893

Total Biotechnology		9,615,829
Building Products – 0.1%
A.O. Smith Corp.	1,274	125,858
Fortune Brands Home & Security, Inc.	2,391	138,917
Lennox International, Inc.	668	104,896
Masco Corp.	5,044	173,060
Owens Corning	2,366	126,321

Total Building Products		669,052
Capital Markets – 2.4%
Ameriprise Financial, Inc.	4,718	470,715
Arlington Asset Investment Corp. Class A(a)	3,651	53,998
Artisan Partners Asset Management, Inc. Class A	2,521	68,571
Bank of New York Mellon Corp. (The)	20,143	803,303
BGC Partners, Inc. Class A	18,088	158,270
BlackRock, Inc.	4,762	1,726,035
Calamos Asset Management, Inc. Class A	2,616	17,841
CBOE Holdings, Inc.	1,595	103,436
Charles Schwab Corp. (The)	10,777	340,230
CME Group, Inc.	7,663	800,937
Cohen & Steers, Inc.	2,397	102,472
Eaton Vance Corp.	4,365	170,453
Evercore Partners, Inc. Class A	1,614	83,137
FactSet Research Systems, Inc.	681	110,390
FBR & Co.	1,169	15,478
Federated Investors, Inc. Class B	4,750	140,743
Franklin Resources, Inc.	10,660	379,176
Goldman Sachs Group, Inc. (The)	6,636	1,070,188
Greenhill & Co., Inc.	2,942	69,343
Houlihan Lokey, Inc.	1,028	25,751
Intercontinental Exchange, Inc.	1,420	382,491
Janus Capital Group, Inc.	7,573	106,098
Legg Mason, Inc.	2,490	83,365
LPL Financial Holdings, Inc.(a)	2,738	81,894
Manning & Napier, Inc.	2,893	20,511
Moody’s Corp.	3,107	336,426
Morgan Stanley	39,489	1,266,017
MSCI, Inc.	1,546	129,771
Nasdaq, Inc.	3,507	236,863
Northern Trust Corp.	5,338	362,931
NorthStar Asset Management Group, Inc.	7,340	94,906
Oppenheimer Holdings, Inc. Class A	1,462	20,892
Raymond James Financial, Inc.	2,347	136,619
S&P Global, Inc.	4,149	525,097
SEI Investments Co.	2,020	92,132
Silvercrest Asset Management Group, Inc. Class A	1,967	23,348
State Street Corp.	8,927	621,587
T. Rowe Price Group, Inc.	7,742	514,843
TD Ameritrade Holding Corp.	11,589	408,396
Virtu Financial, Inc. Class A	2,012	30,120
Waddell & Reed Financial, Inc. Class A	4,637	84,208

Total Capital Markets		12,268,982
Chemicals – 2.2%
A. Schulman, Inc.	1,689	49,184
Air Products & Chemicals, Inc.	5,660	850,924
Albemarle Corp.	2,842	242,963
Ashland Global Holdings, Inc.	1,016	117,805
Cabot Corp.	2,205	115,564
Celanese Corp. Series A	3,139	208,932
CF Industries Holdings, Inc.	7,419	180,653
Chemours Co. (The)	4,098	65,568
Dow Chemical Co. (The)	42,789	2,217,754
E.I. du Pont de Nemours & Co.	20,890	1,399,003
Eastman Chemical Co.	3,767	254,951
Ecolab, Inc.	3,807	463,388
FMC Corp.	2,374	114,759
FutureFuel Corp.	3,607	40,687
Huntsman Corp.	12,412	201,943
Innophos Holdings, Inc.	2,151	83,953
International Flavors & Fragrances, Inc.	1,909	272,930
KMG Chemicals, Inc.	963	27,282
Kronos Worldwide, Inc.	12,238	101,453
Monsanto Co.	11,038	1,128,084
Mosaic Co. (The)	13,014	318,322
NewMarket Corp.	233	100,032
Olin Corp.	6,962	142,860

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	73

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
PPG Industries, Inc.	4,271	$441,451
Praxair, Inc.	8,251	996,968
Rayonier Advanced Materials, Inc.	2,552	34,120
RPM International, Inc.	3,469	186,355
Scotts Miracle-Gro Co. (The) Class A	2,238	186,358
Sensient Technologies Corp.	1,296	98,237
Sherwin-Williams Co. (The)	1,055	291,876
Valhi, Inc.(a)	17,773	40,878
Valspar Corp. (The)	1,366	144,892
Westlake Chemical Corp.	1,989	106,411

Total Chemicals		11,226,540
Commercial Services & Supplies – 0.7%
Brady Corp. Class A	2,573	89,052
CECO Environmental Corp.	3,312	37,359
Cintas Corp.	1,804	203,130
Covanta Holding Corp.	11,442	176,092
Deluxe Corp.	1,524	101,834
Ennis, Inc.	2,007	33,818
Healthcare Services Group, Inc.	2,677	105,956
HNI Corp.	2,344	93,291
KAR Auction Services, Inc.	5,189	223,957
McGrath RentCorp	2,383	75,565
Mobile Mini, Inc.	1,441	43,518
MSA Safety, Inc.	1,724	100,061
Pitney Bowes, Inc.	8,629	156,703
Quad/Graphics, Inc.	5,041	134,695
R.R. Donnelley & Sons Co.	17,203	270,431
Republic Services, Inc.	10,739	541,783
Rollins, Inc.	4,476	131,057
Waste Management, Inc.	14,568	928,856
West Corp.	4,511	99,603

Total Commercial Services & Supplies		3,546,761
Communications Equipment – 1.3%
Black Box Corp.	2,402	33,388
Brocade Communications Systems, Inc.	9,169	84,630
Cisco Systems, Inc.	175,973	5,581,863
Comtech Telecommunications Corp.	1,543	19,766
Harris Corp.	3,306	302,863
Juniper Networks, Inc.	5,865	141,112
Motorola Solutions, Inc.	4,502	343,412
TESSCO Technologies, Inc.	1,186	14,718

Total Communications Equipment		6,521,752
Construction & Engineering – 0.1%
Fluor Corp.	3,394	174,180
KBR, Inc.	4,495	68,009

Total Construction & Engineering		242,189
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	895	160,304
United States Lime & Minerals, Inc.	426	28,116
Vulcan Materials Co.	795	90,415

Total Construction Materials		278,835
Consumer Finance – 0.6%
American Express Co.	17,677	1,132,035
Capital One Financial Corp.	12,769	917,197
Discover Financial Services	9,361	529,364
Navient Corp.	19,978	289,082
Nelnet, Inc. Class A	1,334	53,854

Total Consumer Finance		2,921,532
Containers & Packaging – 0.6%
AptarGroup, Inc.	1,562	120,914
Avery Dennison Corp.	3,148	244,883
Ball Corp.	1,372	112,435
Bemis Co., Inc.	3,348	170,782
Graphic Packaging Holding Co.	5,508	77,057
Greif, Inc. Class A	1,243	61,640
Greif, Inc. Class B	1,904	115,363
International Paper Co.	20,711	993,714
Packaging Corp. of America	3,501	284,491
Sealed Air Corp.	3,330	152,581
Sonoco Products Co.	4,185	221,094
WestRock Co.	9,037	438,114

Total Containers & Packaging		2,993,068
Distributors – 0.1%
Genuine Parts Co.	4,605	462,572
Pool Corp.	1,300	122,876
Weyco Group, Inc.	877	23,565

Total Distributors		609,013
Diversified Consumer Services – 0.1%
Collectors Universe, Inc.	1,238	22,940
DeVry Education Group, Inc.(a)	1,020	23,521
H&R Block, Inc.	8,151	188,696
Liberty Tax, Inc.	1,106	14,135
Service Corp. International	4,272	113,379

Total Diversified Consumer Services		362,671
Diversified Financial Services – 0.0%
Leucadia National Corp.	5,365	102,150
Marlin Business Services Corp.	1,446	28,023

Total Diversified Financial Services		130,173
Diversified Telecommunication Services – 5.6%
AT&T, Inc.	376,803	15,301,970
CenturyLink, Inc.	51,405	1,410,039
Cogent Communications Holdings, Inc.	2,974	109,473
Consolidated Communications Holdings, Inc.(a)	5,732	144,676
Frontier Communications Corp.	113,496	472,143
Verizon Communications, Inc.	220,962	11,485,605
Windstream Holdings, Inc.(a)	13,620	136,881

Total Diversified Telecommunication Services		29,060,787
Electric Utilities – 3.6%
ALLETE, Inc.	3,048	181,722
Alliant Energy Corp.	9,561	366,282
American Electric Power Co., Inc.	21,830	1,401,704
Duke Energy Corp.	36,002	2,881,600

See Notes to Financial Statements.

74	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
Edison International	9,789	$707,255
El Paso Electric Co.	2,563	119,871
Empire District Electric Co. (The)	2,623	89,549
Entergy Corp.	9,699	744,204
Eversource Energy	12,163	658,991
Exelon Corp.	46,934	1,562,433
FirstEnergy Corp.	21,293	704,372
Great Plains Energy, Inc.	6,433	175,557
Hawaiian Electric Industries, Inc.	4,955	147,907
IDACORP, Inc.	2,192	171,590
ITC Holdings Corp.	3,597	167,189
NextEra Energy, Inc.	15,519	1,898,284
OGE Energy Corp.	9,632	304,564
Otter Tail Corp.	3,705	128,156
PG&E Corp.	18,531	1,133,541
Pinnacle West Capital Corp.	4,746	360,649
PNM Resources, Inc.	3,871	126,659
Portland General Electric Co.	3,285	139,908
PPL Corp.	33,224	1,148,554
Southern Co. (The)	47,206	2,421,668
Westar Energy, Inc.	5,326	302,250
Xcel Energy, Inc.	20,092	826,585

Total Electric Utilities		18,871,044
Electrical Equipment – 0.5%
AMETEK, Inc.	2,233	106,692
Emerson Electric Co.	29,037	1,582,807
General Cable Corp.	4,251	63,680
Hubbell, Inc.	1,843	198,565
Rockwell Automation, Inc.	4,547	556,280

Total Electrical Equipment		2,508,024
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	4,417	286,751
Avnet, Inc.	2,390	98,133
AVX Corp.	9,548	131,667
CDW Corp.	1,749	79,982
Corning, Inc.	32,432	767,017
Electro Scientific Industries, Inc.*	4,520	25,493
FLIR Systems, Inc.	3,116	97,905
Ingram Micro, Inc. Class A	2,045	72,925
Jabil Circuit, Inc.	4,171	91,011
National Instruments Corp.	4,405	125,102
Park Electrochemical Corp.	1,476	25,638

Total Electronic Equipment, Instruments & Components		1,801,624
Energy Equipment & Services – 0.5%
Archrock, Inc.	5,211	68,160
Baker Hughes, Inc.	7,088	357,731
Bristow Group, Inc.	2,023	28,362
Gulf Island Fabrication, Inc.	2,606	23,975
Halliburton Co.	17,961	806,090
Helmerich & Payne, Inc.(a)	6,068	408,376
National Oilwell Varco, Inc.	21,859	803,100
Oceaneering International, Inc.	2,899	79,752
Patterson-UTI Energy, Inc.	5,195	116,212
U.S. Silica Holdings, Inc.	1,327	61,785

Total Energy Equipment & Services		2,753,543
Equity Real Estate Investment Trusts (REITs) – 7.9%
Acadia Realty Trust	3,044	110,315
Alexander’s, Inc.	231	96,928
Alexandria Real Estate Equities, Inc.	2,656	288,893
American Assets Trust, Inc.	2,104	91,272
American Campus Communities, Inc.	4,500	228,915
American Homes 4 Rent Class A	5,815	125,837
American Tower Corp.	9,084	1,029,490
Apartment Investment & Management Co. Class A	4,916	225,694
Apple Hospitality REIT, Inc.	10,582	195,873
Armada Hoffler Properties, Inc.	4,729	63,369
Ashford Hospitality Prime, Inc.	4,910	69,231
Ashford Hospitality Trust, Inc.	10,718	63,129
AvalonBay Communities, Inc.	4,303	765,246
Bluerock Residential Growth REIT, Inc.	2,162	28,106
Boston Properties, Inc.	3,462	471,836
Brandywine Realty Trust	9,106	142,236
Brixmor Property Group, Inc.	12,314	342,206
Camden Property Trust	3,452	289,070
CBL & Associates Properties, Inc.	14,617	177,450
Chatham Lodging Trust	2,873	55,305
Chesapeake Lodging Trust	3,914	89,631
Columbia Property Trust, Inc.	6,960	155,834
Communications Sales & Leasing, Inc.	20,174	633,665
Community Healthcare Trust, Inc.	1,279	28,036
CorEnergy Infrastructure Trust, Inc.	2,379	69,776
CoreSite Realty Corp.	933	69,079
Corporate Office Properties Trust	5,613	159,129
Corrections Corp. of America	10,266	142,389
Cousins Properties, Inc.	10,395	108,524
Crown Castle International Corp.	14,891	1,402,881
CubeSmart	4,899	133,547
CyrusOne, Inc.	2,446	116,356
DCT Industrial Trust, Inc.	3,429	166,478
DDR Corp.	14,650	255,350
DiamondRock Hospitality Co.	10,346	94,149
Digital Realty Trust, Inc.	7,639	741,900
Douglas Emmett, Inc.	5,293	193,883
Duke Realty Corp.	12,401	338,919
DuPont Fabros Technology, Inc.	4,569	188,471
EastGroup Properties, Inc.	2,049	150,724
Education Realty Trust, Inc.	3,163	136,452
EPR Properties	4,279	336,928
Equinix, Inc.	1,529	550,822
Equity LifeStyle Properties, Inc.	2,776	214,252
Equity One, Inc.	6,145	188,098
Equity Residential	11,475	738,187
Essex Property Trust, Inc.	1,796	399,969
Extra Space Storage, Inc.	3,908	310,334
Farmland Partners, Inc.(a)	2,179	24,405

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	75

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
Federal Realty Investment Trust	1,962	$302,011
First Industrial Realty Trust, Inc.	3,328	93,916
Franklin Street Properties Corp.	11,104	139,910
Gaming and Leisure Properties, Inc.	10,294	344,334
General Growth Properties, Inc.	28,272	780,307
Geo Group, Inc. (The)	7,371	175,282
Getty Realty Corp.	3,602	86,196
Gladstone Commercial Corp.	2,271	42,309
Global Net Lease, Inc.	13,484	110,029
Government Properties Income Trust	7,701	174,197
Gramercy Property Trust	11,753	113,299
HCP, Inc.	31,242	1,185,634
Healthcare Realty Trust, Inc.	5,549	188,999
Healthcare Trust of America, Inc. Class A	7,137	232,809
Hersha Hospitality Trust	4,445	80,099
Highwoods Properties, Inc.	3,807	198,421
Hospitality Properties Trust	11,821	351,320
Host Hotels & Resorts, Inc.	39,926	621,648
Hudson Pacific Properties, Inc.	2,092	68,764
Independence Realty Trust, Inc.	7,978	71,802
InfraREIT, Inc.	2,406	43,645
Investors Real Estate Trust	15,237	90,660
Iron Mountain, Inc.	15,849	594,813
Kilroy Realty Corp.	2,147	148,894
Kimco Realty Corp.	17,484	506,162
Kite Realty Group Trust	4,584	127,068
Lamar Advertising Co. Class A	4,649	303,626
LaSalle Hotel Properties	7,897	188,501
Lexington Realty Trust	19,862	204,579
Liberty Property Trust	8,845	356,896
Life Storage, Inc.	1,194	106,194
LTC Properties, Inc.	2,921	151,863
Macerich Co. (The)	6,153	497,593
Mack-Cali Realty Corp.	4,189	114,025
Medical Properties Trust, Inc.	18,510	273,393
Mid-America Apartment Communities, Inc.	3,105	291,839
Monogram Residential Trust, Inc.	4,511	47,997
National Health Investors, Inc.	2,148	168,575
National Retail Properties, Inc.	6,131	311,761
New Senior Investment Group, Inc.	8,921	102,948
New York REIT, Inc.	10,611	97,091
NexPoint Residential Trust, Inc.	1,905	37,452
NorthStar Realty Finance Corp.	26,357	347,122
Omega Healthcare Investors, Inc.	12,586	446,174
One Liberty Properties, Inc.	3,220	77,795
Outfront Media, Inc.	9,607	227,206
Paramount Group, Inc.	4,372	71,657
Parkway Properties, Inc.	7,530	128,085
Pebblebrook Hotel Trust	3,215	85,519
Pennsylvania Real Estate Investment Trust	5,239	120,654
Physicians Realty Trust	6,420	138,287
Piedmont Office Realty Trust, Inc. Class A	7,775	169,262
Post Properties, Inc.	1,983	131,136
Potlatch Corp.	2,587	100,608
Preferred Apartment Communities, Inc. Class A	1,993	26,925
Prologis, Inc.	21,421	1,146,880
PS Business Parks, Inc.	1,238	140,600
Public Storage	5,289	1,180,187
QTS Realty Trust, Inc. Class A	1,931	102,053
Ramco-Gershenson Properties Trust	5,885	110,285
Rayonier, Inc.	5,655	150,084
Realty Income Corp.	12,197	816,345
Regency Centers Corp.	3,153	244,326
Retail Opportunity Investments Corp.	5,912	129,828
Retail Properties of America, Inc. Class A	11,217	188,446
RLJ Lodging Trust	7,712	162,183
Ryman Hospitality Properties, Inc.	2,962	142,650
Sabra Health Care REIT, Inc.	5,573	140,328
Select Income REIT	9,142	245,920
Senior Housing Properties Trust	27,309	620,187
Simon Property Group, Inc.	11,430	2,366,124
SL Green Realty Corp.	2,535	274,034
Spirit Realty Capital, Inc.	29,544	393,822
STAG Industrial, Inc.	6,321	154,928
STORE Capital Corp.	5,815	171,368
Summit Hotel Properties, Inc.	6,077	79,973
Sun Communities, Inc.	2,815	220,921
Tanger Factory Outlet Centers, Inc.	3,666	142,827
Taubman Centers, Inc.	2,041	151,871
UDR, Inc.	9,440	339,746
UMH Properties, Inc.	2,472	29,466
Urban Edge Properties	5,184	145,878
Ventas, Inc.	20,578	1,453,424
VEREIT, Inc.	67,482	699,788
Vornado Realty Trust	5,502	556,857
W.P. Carey, Inc.	6,642	428,608
Washington Prime Group, Inc.	17,523	216,935
Washington Real Estate Investment Trust	4,734	147,322
Weingarten Realty Investors	5,280	205,814
Welltower, Inc.	19,734	1,475,511
Weyerhaeuser Co.	33,084	1,056,703
Xenia Hotels & Resorts, Inc.	6,107	92,704

Total Equity Real Estate Investment Trusts (REITs)		41,520,786
Food & Staples Retailing – 2.6%
Costco Wholesale Corp.	4,993	761,483
CVS Health Corp.	18,300	1,628,517
Kroger Co. (The)	10,921	324,135
SpartanNash Co.	1,253	36,237
Sysco Corp.	18,111	887,620
Village Super Market, Inc. Class A	920	29,449
Wal-Mart Stores, Inc.	114,267	8,240,936
Walgreens Boots Alliance, Inc.	20,822	1,678,670
Whole Foods Market, Inc.	6,144	174,182

Total Food & Staples Retailing		13,761,229
Food Products – 2.3%
Archer-Daniels-Midland Co.	21,092	889,450
B&G Foods, Inc.	2,920	143,606

See Notes to Financial Statements.

76	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
Campbell Soup Co.	7,908	$432,568
ConAgra Foods, Inc.	11,710	551,658
Flowers Foods, Inc.(a)	7,046	106,536
General Mills, Inc.	19,095	1,219,789
Hershey Co. (The)	4,480	428,288
Hormel Foods Corp.	8,596	326,046
Ingredion, Inc.	1,804	240,040
J.M. Smucker Co. (The)	2,823	382,629
Kellogg Co.	10,728	831,098
Kraft Heinz Co. (The)	42,943	3,843,828
Lancaster Colony Corp.	801	105,804
McCormick & Co., Inc. Non-Voting Shares	2,834	283,173
Mead Johnson Nutrition Co.	4,320	341,323
Mondelez International, Inc. Class A	26,955	1,183,324
Pinnacle Foods, Inc.	3,765	188,890
Snyder’s-Lance, Inc.	2,566	86,166
Tyson Foods, Inc. Class A	3,588	267,916

Total Food Products		11,852,132
Gas Utilities – 0.3%
Atmos Energy Corp.	3,351	249,549
National Fuel Gas Co.	3,653	197,518
New Jersey Resources Corp.	2,869	94,275
Northwest Natural Gas Co.	2,052	123,346
ONE Gas, Inc.	1,710	105,746
Piedmont Natural Gas Co., Inc.	2,144	128,726
South Jersey Industries, Inc.	3,984	117,727
Southwest Gas Corp.	1,824	127,425
Spire, Inc.	2,236	142,523
UGI Corp.	4,905	221,902
WGL Holdings, Inc.	2,207	138,379

Total Gas Utilities		1,647,116
Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	34,350	1,452,662
Baxter International, Inc.	7,612	362,331
Becton, Dickinson and Co.	4,070	731,501
C.R. Bard, Inc.	419	93,973
Danaher Corp.	4,411	345,778
Hill-Rom Holdings, Inc.	906	56,154
LeMaitre Vascular, Inc.	1,492	29,601
Meridian Bioscience, Inc.	3,997	77,102
ResMed, Inc.	3,569	231,236
St. Jude Medical, Inc.	6,080	484,941
Stryker Corp.	5,913	688,332
Teleflex, Inc.	711	119,484
Zimmer Biomet Holdings, Inc.	1,853	240,927

Total Health Care Equipment & Supplies		4,914,022
Health Care Providers & Services – 1.1%
Aetna, Inc.	3,602	415,851
AmerisourceBergen Corp.	2,934	237,009
Anthem, Inc.	5,240	656,624
Cardinal Health, Inc.	6,390	496,503
HealthSouth Corp.	3,043	123,455
Humana, Inc.	1,106	195,640
Kindred Healthcare, Inc.	4,172	42,638
Landauer, Inc.	1,204	53,554
McKesson Corp.	1,586	264,465
National HealthCare Corp.	1,048	69,158
Owens & Minor, Inc.	2,708	94,049
Patterson Cos., Inc.	2,796	128,448
Quest Diagnostics, Inc.	3,634	307,545
UnitedHealth Group, Inc.	17,576	2,460,640

Total Health Care Providers & Services		5,545,579
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.(a)	634	16,522
Hotels, Restaurants & Leisure – 2.3%
Aramark	3,545	134,816
Bob Evans Farms, Inc.	1,203	46,075
Brinker International, Inc.	2,431	122,595
Cracker Barrel Old Country Store, Inc.(a)	975	128,914
Darden Restaurants, Inc.	5,321	326,284
DineEquity, Inc.	1,104	87,426
Domino’s Pizza, Inc.	781	118,595
Dunkin’ Brands Group, Inc.	2,544	132,492
Hilton Worldwide Holdings, Inc.	13,898	318,681
Interval Leisure Group, Inc.	3,892	66,826
Las Vegas Sands Corp.	53,844	3,098,184
Marriott International, Inc. Class A	7,864	529,483
McDonald’s Corp.	30,879	3,562,201
Peak Resorts, Inc.	3,356	17,082
SeaWorld Entertainment, Inc.(a)	5,607	75,582
Six Flags Entertainment Corp.	4,497	241,084
Starbucks Corp.	22,313	1,208,026
Texas Roadhouse, Inc.	2,168	84,617
Vail Resorts, Inc.	964	151,232
Wendy’s Co. (The)	7,431	80,255
Wyndham Worldwide Corp.	2,936	197,681
Wynn Resorts Ltd.	3,623	352,953
Yum! Brands, Inc.	12,010	1,090,628

Total Hotels, Restaurants & Leisure		12,171,712
Household Durables – 0.3%
D.R. Horton, Inc.	4,994	150,819
Harman International Industries, Inc.	1,248	105,394
Hooker Furniture Corp.	938	22,972
Leggett & Platt, Inc.	4,900	223,342
Lifetime Brands, Inc.	1,811	24,376
MDC Holdings, Inc.	3,338	86,120
Newell Brands, Inc.	5,114	269,303
PulteGroup, Inc.	7,621	152,725
Tupperware Brands Corp.	2,871	187,677
Whirlpool Corp.	2,094	339,563

Total Household Durables		1,562,291
Household Products – 2.5%
Church & Dwight Co., Inc.	4,703	225,368
Clorox Co. (The)	3,374	422,357

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	77

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
Colgate-Palmolive Co.	22,249	$1,649,541
Energizer Holdings, Inc.	1,813	90,577
Kimberly-Clark Corp.	11,403	1,438,374
Oil-Dri Corp. of America	665	25,031
Procter & Gamble Co. (The)	101,064	9,070,494
Spectrum Brands Holdings, Inc.	975	134,248

Total Household Products		13,055,990
Independent Power & Renewable Electricity Producers – 0.2%
AES Corp.	30,672	394,135
NRG Energy, Inc.	19,234	215,613
NRG Yield, Inc. Class C	6,699	113,615
Pattern Energy Group, Inc.	5,898	132,646
TerraForm Global, Inc. Class A*	12,581	51,708

Total Independent Power & Renewable Electricity Producers		907,717
Industrial Conglomerates – 2.8%
3M Co.	17,664	3,112,927
Carlisle Cos., Inc.	1,064	109,135
General Electric Co.	309,602	9,170,411
Honeywell International, Inc.	20,097	2,343,109
Roper Technologies, Inc.	572	104,373

Total Industrial Conglomerates		14,839,955
Insurance – 2.5%
Aflac, Inc.	13,179	947,175
Allstate Corp. (The)	8,120	561,742
American Financial Group, Inc.	1,695	127,125
American International Group, Inc.	25,073	1,487,832
American National Insurance Co.	1,352	164,890
AmTrust Financial Services, Inc.	4,075	109,332
Arthur J. Gallagher & Co.	6,037	307,102
Assurant, Inc.	1,725	159,131
Baldwin & Lyons, Inc. Class B	1,488	38,137
Brown & Brown, Inc.	2,685	101,251
Cincinnati Financial Corp.	5,481	413,377
CNA Financial Corp.	7,770	267,366
CNO Financial Group, Inc.	4,264	65,111
Crawford & Co. Class B	4,091	46,433
Donegal Group, Inc. Class A	2,248	36,215
Erie Indemnity Co. Class A	1,504	153,513
First American Financial Corp.	3,450	135,516
FNF Group	3,757	138,671
Hanover Insurance Group, Inc. (The)	1,389	104,758
Hartford Financial Services Group, Inc. (The)	8,673	371,378
Kemper Corp.	2,502	98,379
Lincoln National Corp.	5,713	268,397
Loews Corp.	2,972	122,298
Marsh & McLennan Cos., Inc.	12,739	856,698
Mercury General Corp.	3,324	182,321
MetLife, Inc.	38,012	1,688,873
Old Republic International Corp.	11,595	204,304
Principal Financial Group, Inc.	10,858	559,296
ProAssurance Corp.	1,919	100,709
Progressive Corp. (The)	13,367	421,061
Prudential Financial, Inc.	16,559	1,352,042
Reinsurance Group of America, Inc.	1,496	161,478
State Auto Financial Corp.	2,786	66,335
Torchmark Corp.	1,415	90,404
Travelers Cos., Inc. (The)	7,305	836,788
Universal Insurance Holdings, Inc.(a)	1,841	46,393
Unum Group	6,058	213,908
W.R. Berkley Corp.	1,423	82,193

Total Insurance		13,087,932
Internet & Catalog Retail – 0.1%
Expedia, Inc.	1,222	142,632
HSN, Inc.	1,760	70,048
Nutrisystem, Inc.	1,791	53,175
PetMed Express, Inc.	1,407	28,534

Total Internet & Catalog Retail		294,389
Internet Software & Services – 0.0%
j2 Global, Inc.	1,375	91,589
Reis, Inc.	994	20,337

Total Internet Software & Services		111,926
IT Services – 2.4%
Automatic Data Processing, Inc.	12,594	1,110,791
Booz Allen Hamilton Holding Corp.	3,162	99,951
Broadridge Financial Solutions, Inc.	3,064	207,709
Computer Sciences Corp.	2,801	146,240
Computer Task Group, Inc.	3,599	16,915
Fidelity National Information Services, Inc.	5,183	399,246
International Business Machines Corp.	40,312	6,403,561
Jack Henry & Associates, Inc.	1,599	136,794
Leidos Holdings, Inc.	1,877	81,237
MasterCard, Inc. Class A	8,284	843,063
Paychex, Inc.	12,501	723,433
Sabre Corp.	3,967	111,790
Science Applications International Corp.	1,492	103,500
Total System Services, Inc.	1,638	77,232
Visa, Inc. Class A	16,324	1,349,995
Western Union Co. (The)	17,989	374,531
Xerox Corp.	30,535	309,319

Total IT Services		12,495,307
Leisure Products – 0.2%
Brunswick Corp.	1,173	57,219
Escalade, Inc.	1,939	24,742
Hasbro, Inc.	3,858	306,055
Johnson Outdoors, Inc. Class A	1,043	37,934
Mattel, Inc.	21,031	636,819
Polaris Industries, Inc.(a)	1,540	119,257

Total Leisure Products		1,182,026
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	4,074	191,845
Bio-Techne Corp.	1,052	115,194
Thermo Fisher Scientific, Inc.	2,009	319,551

Total Life Sciences Tools & Services		626,590

See Notes to Financial Statements.

78	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
Machinery – 2.0%
AGCO Corp.	1,537	$75,805
Allison Transmission Holdings, Inc.	5,270	151,144
American Railcar Industries, Inc.(a)	1,938	80,369
Briggs & Stratton Corp.	2,313	43,137
Caterpillar, Inc.	30,244	2,684,760
Crane Co.	2,340	147,443
Cummins, Inc.	8,421	1,079,151
Deere & Co.	11,248	960,017
Donaldson Co., Inc.	3,938	147,005
Dover Corp.	4,577	337,050
Flowserve Corp.	2,540	122,530
Graco, Inc.	1,568	116,032
Graham Corp.	1,398	26,702
Greenbrier Cos., Inc. (The)(a)	890	31,417
Hardinge, Inc.	2,438	27,135
Hillenbrand, Inc.	3,099	98,052
Hurco Cos., Inc.	914	25,656
IDEX Corp.	1,679	157,104
Illinois Tool Works, Inc.	9,681	1,160,171
Joy Global, Inc.	7,430	206,108
Kennametal, Inc.	3,229	93,706
Lincoln Electric Holdings, Inc.	2,238	140,144
Miller Industries, Inc.	1,133	25,821
Nordson Corp.	1,460	145,460
Oshkosh Corp.	1,894	106,064
PACCAR, Inc.	7,618	447,786
Parker-Hannifin Corp.	4,065	510,279
Snap-on, Inc.	1,097	166,700
Stanley Black & Decker, Inc.	3,541	435,472
Supreme Industries, Inc. Class A	1,579	30,475
Terex Corp.	1,899	48,254
Timken Co. (The)	3,631	127,593
Toro Co. (The)	2,244	105,109
Trinity Industries, Inc.	4,310	104,216
Xylem, Inc.	3,436	180,218

Total Machinery		10,344,085
Media – 2.0%
CBS Corp. Class A	970	53,263
CBS Corp. Class B Non-Voting Shares	6,324	346,176
Cinemark Holdings, Inc.	3,764	144,086
Comcast Corp. Class A	45,272	3,003,344
Gannett Co., Inc.	4,377	50,948
Interpublic Group of Cos., Inc. (The)	9,352	209,017
John Wiley & Sons, Inc. Class A	2,160	111,478
Meredith Corp.	2,148	111,674
National CineMedia, Inc.	6,614	97,358
New Media Investment Group, Inc.	3,779	58,574
News Corp. Class A	8,416	117,656
Omnicom Group, Inc.	7,094	602,990
Regal Entertainment Group Class A(a)	7,779	169,193
Scripps Networks Interactive, Inc. Class A	1,694	107,552
Sinclair Broadcast Group, Inc. Class A	2,711	78,294
TEGNA, Inc.	5,507	120,383
Time Warner, Inc.	18,634	1,483,453
Time, Inc.	5,604	81,146
Tribune Media Co. Class A	2,978	108,757
Twenty-First Century Fox, Inc. Class A	14,004	339,177
Twenty-First Century Fox, Inc. Class B	10,643	263,308
Viacom, Inc. Class A	2,425	103,838
Viacom, Inc. Class B	14,109	537,553
Walt Disney Co. (The)	21,666	2,011,905
World Wrestling Entertainment, Inc. Class A(a)	1,291	27,498

Total Media		10,338,621
Metals & Mining – 0.4%
Alcoa, Inc.	18,831	190,946
Allegheny Technologies, Inc.(a)	6,503	117,509
Ampco-Pittsburgh Corp.	2,047	22,701
Carpenter Technology Corp.	1,352	55,784
Commercial Metals Co.	7,405	119,887
Compass Minerals International, Inc.(a)	1,481	109,150
Hecla Mining Co.	9,497	54,133
Newmont Mining Corp.	2,877	113,037
Nucor Corp.	12,397	613,032
Reliance Steel & Aluminum Co.	2,601	187,350
Royal Gold, Inc.	1,595	123,501
Steel Dynamics, Inc.	8,236	205,818
United States Steel Corp.(a)	4,418	83,323
Worthington Industries, Inc.	3,006	144,378

Total Metals & Mining		2,140,549
Multi-Utilities – 1.8%
Ameren Corp.	10,523	517,521
Avista Corp.	3,405	142,295
Black Hills Corp.	2,492	152,560
CenterPoint Energy, Inc.	26,848	623,679
CMS Energy Corp.	9,603	403,422
Consolidated Edison, Inc.	13,323	1,003,222
Dominion Resources, Inc.	25,713	1,909,705
DTE Energy Co.	7,433	696,249
MDU Resources Group, Inc.	9,023	229,545
NiSource, Inc.	11,937	287,801
NorthWestern Corp.	2,481	142,732
Public Service Enterprise Group, Inc.	22,662	948,858
SCANA Corp.	5,823	421,411
Sempra Energy	7,997	857,198
Vectren Corp.	3,483	174,847
WEC Energy Group, Inc.	13,032	780,356

Total Multi-Utilities		9,291,401
Multiline Retail – 0.6%
Big Lots, Inc.	1,617	77,212
Dollar General Corp.	4,273	299,067
Kohl’s Corp.	7,930	346,938
Macy’s, Inc.	12,962	480,242
Nordstrom, Inc.(a)	4,984	258,570
Target Corp.	20,805	1,428,887

Total Multiline Retail		2,890,916

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	79

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
Oil, Gas & Consumable Fuels – 10.0%
Alon USA Energy, Inc.	2,919	$23,527
Anadarko Petroleum Corp.	11,898	753,857
Apache Corp.	9,241	590,223
Cabot Oil & Gas Corp.	2,647	68,293
Chevron Corp.	101,355	10,431,457
Cimarex Energy Co.	728	97,821
ConocoPhillips	81,311	3,534,589
CVR Energy, Inc.(a)	4,710	64,857
Delek U.S. Holdings, Inc.	2,201	38,055
Devon Energy Corp.	12,332	543,965
EOG Resources, Inc.	5,371	519,429
Evolution Petroleum Corp.	4,435	27,852
Exxon Mobil Corp.	177,184	15,464,620
Hess Corp.	5,974	320,326
HollyFrontier Corp.	6,082	149,009
Kinder Morgan, Inc.	296,548	6,859,155
Marathon Oil Corp.	10,963	173,325
Marathon Petroleum Corp.	14,769	599,474
Murphy Oil Corp.	11,101	337,470
Noble Energy, Inc.	9,995	357,221
Occidental Petroleum Corp.	37,154	2,709,270
ONEOK, Inc.	27,642	1,420,522
Panhandle Oil and Gas, Inc. Class A	1,489	26,102
PBF Energy, Inc. Class A	3,623	82,025
Phillips 66	15,441	1,243,773
Range Resources Corp.	1,991	77,151
SemGroup Corp. Class A	3,141	111,066
Spectra Energy Corp.	47,495	2,030,411
Targa Resources Corp.	7,657	376,035
Tesoro Corp.	2,508	199,536
Valero Energy Corp.	15,058	798,074
Western Refining, Inc.	3,833	101,421
Williams Cos., Inc. (The)	78,508	2,412,551

Total Oil, Gas & Consumable Fuels		52,542,462
Paper & Forest Products – 0.0%
KapStone Paper and Packaging Corp.	2,006	37,954
Schweitzer-Mauduit International, Inc.	1,884	72,647

Total Paper & Forest Products		110,601
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	3,489	308,986
Nu Skin Enterprises, Inc. Class A	2,421	156,832

Total Personal Products		465,818
Pharmaceuticals – 5.7%
Bristol-Myers Squibb Co.	39,260	2,116,899
Eli Lilly & Co.	28,467	2,284,761
Johnson & Johnson	88,829	10,493,370
Merck & Co., Inc.	105,985	6,614,524
Pfizer, Inc.	232,930	7,889,339
Zoetis, Inc.	4,183	217,558

Total Pharmaceuticals		29,616,451
Professional Services – 0.1%
CEB, Inc.	1,151	62,695
Dun & Bradstreet Corp. (The)	708	96,727
Equifax, Inc.	1,471	197,967
Insperity, Inc.	1,035	75,182
ManpowerGroup, Inc.	1,823	131,730
Robert Half International, Inc.	2,838	107,447

Total Professional Services		671,748
Real Estate Management & Development – 0.0%
Kennedy-Wilson Holdings, Inc.	2,423	54,639
Road & Rail – 0.9%
Celadon Group, Inc.	2,238	19,560
CSX Corp.	29,460	898,530
JB Hunt Transport Services, Inc.	1,628	132,096
Kansas City Southern	2,080	194,106
Norfolk Southern Corp.	8,616	836,269
Ryder System, Inc.	1,754	115,676
Union Pacific Corp.	26,114	2,546,898

Total Road & Rail		4,743,135
Semiconductors & Semiconductor Equipment – 3.2%
Analog Devices, Inc.	9,446	608,795
Applied Materials, Inc.	29,763	897,354
Brooks Automation, Inc.	3,933	53,528
Intel Corp.	142,040	5,362,010
Intersil Corp. Class A	7,241	158,795
KLA-Tencor Corp.	5,280	368,069
Lam Research Corp.	2,694	255,149
Linear Technology Corp.	7,005	415,326
Maxim Integrated Products, Inc.	9,609	383,687
Microchip Technology, Inc.	8,120	504,577
NVIDIA Corp.	8,234	564,194
QUALCOMM, Inc.	66,176	4,533,056
Skyworks Solutions, Inc.	2,732	208,014
Teradyne, Inc.	3,453	74,516
Texas Instruments, Inc.	30,738	2,157,193
Xilinx, Inc.	7,282	395,704

Total Semiconductors & Semiconductor Equipment		16,939,967
Software – 3.5%
Activision Blizzard, Inc.	4,938	218,754
American Software, Inc. Class A	1,601	17,771
CA, Inc.	17,372	574,666
CDK Global, Inc.	2,742	157,281
Intuit, Inc.	3,734	410,777
Microsoft Corp.	230,990	13,305,024
Oracle Corp.	74,068	2,909,391
QAD, Inc. Class A	1,043	23,342
SS&C Technologies Holdings, Inc.	2,299	73,913
Symantec Corp.	22,820	572,782

Total Software		18,263,701
Specialty Retail – 1.6%
Abercrombie & Fitch Co. Class A	2,499	39,709
American Eagle Outfitters, Inc.	6,847	122,287
Barnes & Noble, Inc.	4,562	51,551
Best Buy Co., Inc.	11,180	426,852
Big 5 Sporting Goods Corp.	2,564	34,922

See Notes to Financial Statements.

80	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

September 30, 2016

Investments	Shares	Value
Buckle, Inc. (The)(a)	1,882	$45,225
Chico’s FAS, Inc.	3,929	46,755
Citi Trends, Inc.	1,131	22,541
Dick’s Sporting Goods, Inc.	1,697	96,254
DSW, Inc. Class A	3,213	65,802
Foot Locker, Inc.	2,872	194,492
GameStop Corp. Class A(a)	5,462	150,697
Gap, Inc. (The)	14,868	330,664
GNC Holdings, Inc. Class A	2,686	54,848
Guess?, Inc.	5,665	82,766
Home Depot, Inc. (The)	25,353	3,262,424
L Brands, Inc.	6,508	460,571
Lowe’s Cos., Inc.	14,716	1,062,642
Penske Automotive Group, Inc.	2,670	128,641
Pier 1 Imports, Inc.	4,382	18,580
Rent-A-Center, Inc.	3,461	43,747
Ross Stores, Inc.	3,928	252,570
Stage Stores, Inc.(a)	2,922	16,392
Staples, Inc.	34,041	291,051
Stein Mart, Inc.	3,312	21,031
Tailored Brands, Inc.	2,778	43,615
Tiffany & Co.(a)	2,810	204,090
TJX Cos., Inc. (The)	8,878	663,897
Tractor Supply Co.	1,567	105,537
Williams-Sonoma, Inc.	2,079	106,195

Total Specialty Retail		8,446,348
Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.	111,603	12,616,719
Diebold, Inc.	2,253	55,852
HP, Inc.	79,676	1,237,368
Lexmark International, Inc. Class A	3,743	149,570
NetApp, Inc.	7,610	272,590
Western Digital Corp.	8,099	473,549

Total Technology Hardware, Storage & Peripherals		14,805,648
Textiles, Apparel & Luxury Goods – 0.4%
Carter’s, Inc.	677	58,703
Coach, Inc.	13,019	475,975
Columbia Sportswear Co.	1,598	90,670
Hanesbrands, Inc.	6,028	152,207
NIKE, Inc. Class B	14,549	766,005
Ralph Lauren Corp.	1,057	106,905
VF Corp.	10,963	614,476
Wolverine World Wide, Inc.	2,635	60,684

Total Textiles, Apparel & Luxury Goods		2,325,625
Thrifts & Mortgage Finance – 0.2%
BankFinancial Corp.	1,872	23,774
Capitol Federal Financial, Inc.	4,172	58,700
Federal Agricultural Mortgage Corp. Class C	754	29,783
New York Community Bancorp, Inc.	31,879	453,638
Northwest Bancshares, Inc.	4,945	77,686
OceanFirst Financial Corp.	2,394	46,108
Provident Financial Services, Inc.	4,385	93,094
Riverview Bancorp, Inc.	5,362	28,848
Territorial Bancorp, Inc.	2,695	77,239
TFS Financial Corp.	8,645	153,968
Washington Federal, Inc.	3,540	94,447
Westfield Financial, Inc.	2,991	22,881

Total Thrifts & Mortgage Finance		1,160,166
Tobacco – 3.0%
Altria Group, Inc.	84,466	5,340,785
Philip Morris International, Inc.	79,580	7,736,768
Reynolds American, Inc.	50,553	2,383,574
Universal Corp.	1,113	64,799
Vector Group Ltd.	10,490	225,839

Total Tobacco		15,751,765
Trading Companies & Distributors – 0.2%
Fastenal Co.	9,092	379,864
GATX Corp.(a)	2,034	90,615
H&E Equipment Services, Inc.	2,716	45,520
MSC Industrial Direct Co., Inc. Class A	1,647	120,906
W.W. Grainger, Inc.	1,576	354,348
Watsco, Inc.	918	129,346

Total Trading Companies & Distributors		1,120,599
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	6,379	530,988
Water Utilities – 0.1%
American Water Works Co., Inc.	4,504	337,079
Aqua America, Inc.	5,533	168,646
Artesian Resources Corp. Class A	944	26,942
Connecticut Water Service, Inc.	1,143	56,841

Total Water Utilities		589,508
Wireless Telecommunication Services – 0.0%
Telephone & Data Systems, Inc.	2,984	81,105
TOTAL COMMON STOCKS (Cost: $438,947,585)		522,006,215
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree Total Earnings Fund(a)(b) (Cost: $351,479)	4,729	354,558
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(c)
(Cost: $2,457,051)(d)	2,457,051	2,457,051
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $441,756,115)		524,817,824
Liabilities in Excess of Cash and Other Assets – (0.3)%		(1,710,774)

NET ASSETS – 100.0%		$523,107,050
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Affiliated company (See Note 3).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(d)

At September 30, 2016, the total market value of the Fund’s securities on loan was $2,622,295 and the total market value of the collateral held by the Fund was $2,686,620. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $229,569.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	81

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.9%
Puerto Rico – 0.1%
Banks – 0.1%
First BanCorp*	5,774	$30,025
United States – 99.8%
Aerospace & Defense – 2.7%
B/E Aerospace, Inc.	22	1,137
Boeing Co. (The)	2,361	311,038
BWX Technologies, Inc.	423	16,231
Cubic Corp.	98	4,587
Curtiss-Wright Corp.	121	11,024
Esterline Technologies Corp.*	94	7,148
General Dynamics Corp.	1,019	158,108
HEICO Corp.	65	4,498
Hexcel Corp.	201	8,904
Huntington Ingalls Industries, Inc.	184	28,229
KLX, Inc.*	80	2,816
L-3 Communications Holdings, Inc.	287	43,260
Lockheed Martin Corp.	1,065	255,302
Moog, Inc. Class A*	127	7,562
National Presto Industries, Inc.(a)	33	2,897
Northrop Grumman Corp.	697	149,123
Orbital ATK, Inc.	261	19,896
Raytheon Co.	1,138	154,916
Rockwell Collins, Inc.	403	33,989
Spirit AeroSystems Holdings, Inc. Class A*	817	36,389
Teledyne Technologies, Inc.*	94	10,145
Textron, Inc.	760	30,210
TransDigm Group, Inc.*	61	17,636
United Technologies Corp.	3,123	317,297
Wesco Aircraft Holdings, Inc.*	376	5,050

Total Aerospace & Defense		1,637,392
Air Freight & Logistics – 0.8%
Atlas Air Worldwide Holdings, Inc.*	117	5,010
C.H. Robinson Worldwide, Inc.	425	29,945
Expeditors International of Washington, Inc.	500	25,760
FedEx Corp.	636	111,096
Forward Air Corp.	76	3,288
Hub Group, Inc. Class A*	97	3,954
Park-Ohio Holdings Corp.	114	4,155
United Parcel Service, Inc. Class B	2,549	278,759

Total Air Freight & Logistics		461,967
Airlines – 1.4%
Alaska Air Group, Inc.	537	35,367
Allegiant Travel Co.	29	3,830
American Airlines Group, Inc.	5,954	217,976
Delta Air Lines, Inc.	3,892	153,189
Hawaiian Holdings, Inc.*	349	16,962
JetBlue Airways Corp.*	810	13,964
Southwest Airlines Co.	1,928	74,980
Spirit Airlines, Inc.*	429	18,245
United Continental Holdings, Inc.*	5,915	310,360

Total Airlines		844,873
Auto Components – 0.6%
American Axle & Manufacturing Holdings, Inc.*	483	8,317
BorgWarner, Inc.	732	25,752
Cooper Tire & Rubber Co.	269	10,227
Dana, Inc.	1,002	15,621
Dorman Products, Inc.*	98	6,262
Drew Industries, Inc.	88	8,626
Gentex Corp.	1,142	20,054
Gentherm, Inc.*	120	3,770
Goodyear Tire & Rubber Co. (The)	4,657	150,421
Lear Corp.	260	31,517
Standard Motor Products, Inc.	128	6,113
Superior Industries International, Inc.	217	6,328
Tenneco, Inc.*	327	19,054
Tower International, Inc.	184	4,435
Visteon Corp.	130	9,316

Total Auto Components		325,813
Automobiles – 0.9%
Ford Motor Co.	22,461	271,104
General Motors Co.	6,008	190,874
Harley-Davidson, Inc.	863	45,385
Thor Industries, Inc.	147	12,451
Winnebago Industries, Inc.	375	8,839

Total Automobiles		528,653
Banks – 9.2%
1st Source Corp.	105	3,748
Associated Banc-Corp.	480	9,403
BancFirst Corp.	50	3,625
BancorpSouth, Inc.	291	6,751
Bank of America Corp.	49,701	777,821
Bank of Hawaii Corp.	148	10,748
Bank of the Ozarks, Inc.	138	5,299
BankUnited, Inc.	396	11,959
Banner Corp.	74	3,237
BB&T Corp.	2,914	109,916
BOK Financial Corp.(a)	245	16,898
Boston Private Financial Holdings, Inc.	518	6,646
Camden National Corp.	74	3,533
Cardinal Financial Corp.	26	678
Cathay General Bancorp	264	8,126
Central Pacific Financial Corp.	329	8,287
Chemical Financial Corp.	93	4,104
CIT Group, Inc.	1,299	47,154
Citigroup, Inc.	13,295	627,923
Citizens Financial Group, Inc.	1,698	41,958
City Holding Co.	73	3,671
CoBiz Financial, Inc.	328	4,366
Columbia Banking System, Inc.	180	5,890
Comerica, Inc.	1,143	54,087
Commerce Bancshares, Inc.	314	15,468
Community Bank System, Inc.	110	5,292
Community Trust Bancorp, Inc.	83	3,080
Cullen/Frost Bankers, Inc.	186	13,381

See Notes to Financial Statements.

82	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Customers Bancorp, Inc.*	108	$2,717
CVB Financial Corp.	277	4,878
East West Bancorp, Inc.	488	17,914
Fifth Third Bancorp	3,847	78,710
First Citizens BancShares, Inc. Class A	28	8,229
First Commonwealth Financial Corp.	807	8,143
First Financial Bancorp	248	5,416
First Financial Bankshares, Inc.(a)	168	6,122
First Horizon National Corp.	1,095	16,677
First Interstate BancSystem, Inc. Class A	153	4,821
First Merchants Corp.	175	4,681
First Midwest Bancorp, Inc.	432	8,364
First Republic Bank	432	33,312
Flushing Financial Corp.	153	3,629
FNB Corp.	597	7,343
Fulton Financial Corp.	738	10,716
Glacier Bancorp, Inc.	170	4,848
Great Southern Bancorp, Inc.	88	3,582
Hancock Holding Co.	162	5,254
Hanmi Financial Corp.	264	6,954
Hilltop Holdings, Inc.*	280	6,289
Home BancShares, Inc.	320	6,659
Hope Bancorp, Inc.	1,057	18,360
Huntington Bancshares, Inc.	4,028	39,716
Iberiabank Corp.	80	5,370
Independent Bank Corp.	67	3,624
International Bancshares Corp.	305	9,083
Investors Bancorp, Inc.	518	6,221
JPMorgan Chase & Co.	19,796	1,318,216
KeyCorp	4,453	54,193
Lakeland Financial Corp.	142	5,030
M&T Bank Corp.	502	58,282
MB Financial, Inc.	120	4,565
NBT Bancorp, Inc.	105	3,451
Old National Bancorp	312	4,387
Opus Bank	216	7,640
PacWest Bancorp	88	3,776
Park National Corp.	48	4,608
People’s United Financial, Inc.	689	10,900
Pinnacle Financial Partners, Inc.	115	6,219
PNC Financial Services Group, Inc. (The)	2,295	206,757
Popular, Inc.	1,515	57,903
PrivateBancorp, Inc.	222	10,194
Prosperity Bancshares, Inc.	287	15,753
Regions Financial Corp.	5,559	54,867
Renasant Corp.	131	4,406
Republic Bancorp, Inc. Class A	192	5,967
S&T Bancorp, Inc.	82	2,377
Seacoast Banking Corp. of Florida*	143	2,301
ServisFirst Bancshares, Inc.	106	5,502
Signature Bank*	115	13,622
Simmons First National Corp. Class A	83	4,142
South State Corp.	78	5,853
Southside Bancshares, Inc.	143	4,602
Sterling Bancorp	408	7,140
SunTrust Banks, Inc.	2,373	103,937
SVB Financial Group*	143	15,807
Synovus Financial Corp.	313	10,182
TCF Financial Corp.	445	6,457
Texas Capital Bancshares, Inc.*	80	4,394
Tompkins Financial Corp.	67	5,119
Towne Bank	250	6,007
Trustmark Corp.	248	6,835
U.S. Bancorp	6,905	296,155
UMB Financial Corp.	197	11,712
Umpqua Holdings Corp.	297	4,470
Union Bankshares Corp.	292	7,817
United Bankshares, Inc.(a)	111	4,181
United Community Banks, Inc.	122	2,564
Valley National Bancorp	265	2,578
Webster Financial Corp.	341	12,961
Wells Fargo & Co.	21,202	938,825
WesBanco, Inc.	100	3,288
Westamerica Bancorporation(a)	63	3,205
Western Alliance Bancorp*	324	12,163
Wintrust Financial Corp.	97	5,390
Zions Bancorp	911	28,259

Total Banks		5,525,640
Beverages – 1.5%
Boston Beer Co., Inc. (The) Class A*	17	2,640
Brown-Forman Corp. Class B	784	37,193
Coca-Cola Bottling Co. Consolidated	46	6,815
Coca-Cola Co. (The)	7,494	317,146
Constellation Brands, Inc. Class A	417	69,426
Dr. Pepper Snapple Group, Inc.	488	44,559
Molson Coors Brewing Co. Class B	504	55,339
Monster Beverage Corp.*	219	32,151
National Beverage Corp.*(a)	151	6,652
PepsiCo, Inc.	2,827	307,493

Total Beverages		879,414
Biotechnology – 2.7%
AbbVie, Inc.	2,550	160,828
Acorda Therapeutics, Inc.*	126	2,631
Alexion Pharmaceuticals, Inc.*	146	17,891
AMAG Pharmaceuticals, Inc.*	120	2,941
Amgen, Inc.	2,144	357,641
Aptevo Therapeutics, Inc.*	50	128
Biogen, Inc.*	634	198,461
Celgene Corp.*	877	91,673
Emergent BioSolutions, Inc.*	101	3,184
Gilead Sciences, Inc.	8,874	702,111
Insys Therapeutics, Inc.*(a)	152	1,792
Myriad Genetics, Inc.*	307	6,318
PDL BioPharma, Inc.	1,993	6,677
Regeneron Pharmaceuticals, Inc.*	40	16,081
United Therapeutics Corp.*	128	15,114

Total Biotechnology		1,583,471

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Building Products – 0.3%
A.O. Smith Corp.	155	$15,312
American Woodmark Corp.*	63	5,076
Armstrong Flooring, Inc.*	54	1,020
Armstrong World Industries, Inc.*	108	4,463
Fortune Brands Home & Security, Inc.	338	19,638
Lennox International, Inc.	97	15,232
Masco Corp.	1,730	59,356
Owens Corning	370	19,754
Simpson Manufacturing Co., Inc.	96	4,219
Universal Forest Products, Inc.	72	7,091
USG Corp.*	336	8,686

Total Building Products		159,847
Capital Markets – 3.4%
Affiliated Managers Group, Inc.*	121	17,509
Ameriprise Financial, Inc.	822	82,011
Artisan Partners Asset Management, Inc. Class A	70	1,904
Bank of New York Mellon Corp. (The)	3,182	126,898
BlackRock, Inc.	490	177,605
Calamos Asset Management, Inc. Class A	257	1,753
CBOE Holdings, Inc.	168	10,895
Charles Schwab Corp. (The)	2,224	70,212
CME Group, Inc.	614	64,175
Cohen & Steers, Inc.	70	2,993
E*TRADE Financial Corp.*	729	21,228
Eaton Vance Corp.	382	14,917
Evercore Partners, Inc. Class A	101	5,203
FactSet Research Systems, Inc.	76	12,320
Federated Investors, Inc. Class B	466	13,808
Financial Engines, Inc.	122	3,625
Franklin Resources, Inc.	2,793	99,347
GAMCO Investors, Inc. Class A	91	2,591
Goldman Sachs Group, Inc. (The)	2,189	353,020
Greenhill & Co., Inc.	168	3,960
Interactive Brokers Group, Inc. Class A	184	6,490
Intercontinental Exchange, Inc.	193	51,986
INTL FCStone, Inc.*	224	8,702
Investment Technology Group, Inc.	281	4,816
Janus Capital Group, Inc.	815	11,418
KCG Holdings, Inc. Class A*	264	4,100
Legg Mason, Inc.	404	13,526
LPL Financial Holdings, Inc.(a)	232	6,939
MarketAxess Holdings, Inc.	70	11,591
Moody’s Corp.	517	55,981
Morgan Stanley	9,300	298,158
Morningstar, Inc.	66	5,232
MSCI, Inc.	259	21,740
Nasdaq, Inc.	491	33,162
Northern Trust Corp.	551	37,462
NorthStar Asset Management Group, Inc.	568	7,344
Raymond James Financial, Inc.	459	26,718
S&P Global, Inc.	536	67,836
SEI Investments Co.	374	17,058
State Street Corp.	1,833	127,632
Stifel Financial Corp.*	174	6,690
T. Rowe Price Group, Inc.	865	57,523
TD Ameritrade Holding Corp.	1,211	42,676
Virtus Investment Partners, Inc.	45	4,404
Waddell & Reed Financial, Inc. Class A	444	8,063

Total Capital Markets		2,023,221
Chemicals – 2.1%
A. Schulman, Inc.	83	2,417
Air Products & Chemicals, Inc.	472	70,960
Albemarle Corp.	328	28,041
Ashland Global Holdings, Inc.	250	28,987
Balchem Corp.	59	4,574
Calgon Carbon Corp.	296	4,490
Celanese Corp. Series A	360	23,962
CF Industries Holdings, Inc.	1,133	27,589
Chemours Co. (The)	2	32
Chemtura Corp.*	467	15,322
Dow Chemical Co. (The)	4,360	225,979
E.I. du Pont de Nemours & Co.	2,081	139,365
Eastman Chemical Co.	606	41,014
Ecolab, Inc.	552	67,189
Ferro Corp.*	148	2,044
Flotek Industries, Inc.*(a)	305	4,435
FMC Corp.	56	2,707
GCP Applied Technologies, Inc.*	199	5,636
H.B. Fuller Co.	120	5,576
Ingevity Corp.*	79	3,642
Innospec, Inc.	119	7,236
International Flavors & Fragrances, Inc.	210	30,024
Minerals Technologies, Inc.	88	6,221
Monsanto Co.	1,302	133,064
Mosaic Co. (The)	2,188	53,518
NewMarket Corp.	37	15,885
OMNOVA Solutions, Inc.*	336	2,836
PolyOne Corp.	201	6,796
PPG Industries, Inc.	574	59,329
Praxair, Inc.	631	76,244
Quaker Chemical Corp.	46	4,873
Rayonier Advanced Materials, Inc.	35	468
RPM International, Inc.	343	18,426
Scotts Miracle-Gro Co. (The) Class A	124	10,325
Sensient Technologies Corp.	132	10,006
Sherwin-Williams Co. (The)	168	46,479
Stepan Co.	96	6,975
Valspar Corp. (The)	200	21,214
W.R. Grace & Co.	199	14,686
Westlake Chemical Corp.	417	22,309

Total Chemicals		1,250,875
Commercial Services & Supplies – 0.5%
ABM Industries, Inc.	145	5,757
ACCO Brands Corp.*	772	7,442
Brady Corp. Class A	128	4,430

See Notes to Financial Statements.

84	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Brink’s Co. (The)	174	$6,452
Cintas Corp.	243	27,362
Clean Harbors, Inc.*	34	1,631
Copart, Inc.*	204	10,926
Deluxe Corp.	220	14,700
Ennis, Inc.	196	3,303
Essendant, Inc.	157	3,222
Herman Miller, Inc.	149	4,261
HNI Corp.	99	3,940
KAR Auction Services, Inc.	280	12,085
Knoll, Inc.	196	4,479
Matthews International Corp. Class A	77	4,679
McGrath RentCorp	53	1,681
Mobile Mini, Inc.	93	2,809
MSA Safety, Inc.	105	6,094
Pitney Bowes, Inc.	913	16,580
R.R. Donnelley & Sons Co.	504	7,923
Republic Services, Inc.	970	48,937
Rollins, Inc.	265	7,759
Steelcase, Inc. Class A	232	3,222
Stericycle, Inc.*	107	8,575
Tetra Tech, Inc.	184	6,526
UniFirst Corp.	86	11,340
Waste Management, Inc.	525	33,474
West Corp.	280	6,182

Total Commercial Services & Supplies		275,771
Communications Equipment – 1.3%
ADTRAN, Inc.	95	1,818
Arista Networks, Inc.*(a)	40	3,403
Black Box Corp.	78	1,084
Brocade Communications Systems, Inc.	1,266	11,685
Cisco Systems, Inc.	18,749	594,718
CommScope Holding Co., Inc.*	363	10,930
Comtech Telecommunications Corp.	74	948
EchoStar Corp. Class A*	56	2,455
F5 Networks, Inc.*	152	18,945
Finisar Corp.*	256	7,629
Harris Corp.	468	42,874
InterDigital, Inc.	86	6,811
Juniper Networks, Inc.	996	23,964
Motorola Solutions, Inc.	536	40,886
NETGEAR, Inc.*	81	4,900
Plantronics, Inc.	118	6,131
Ubiquiti Networks, Inc.*(a)	294	15,729

Total Communications Equipment		794,910
Construction & Engineering – 0.2%
Aegion Corp.*	226	4,310
Comfort Systems USA, Inc.	207	6,067
Dycom Industries, Inc.*	72	5,888
EMCOR Group, Inc.	165	9,837
Fluor Corp.	799	41,005
Jacobs Engineering Group, Inc.*	482	24,929
MasTec, Inc.*	309	9,190
Primoris Services Corp.	147	3,028
Quanta Services, Inc.*	730	20,433
Tutor Perini Corp.*	323	6,935
Valmont Industries, Inc.	74	9,958

Total Construction & Engineering		141,580
Construction Materials – 0.0%
Eagle Materials, Inc.	88	6,802
Martin Marietta Materials, Inc.	72	12,896

Total Construction Materials		19,698
Consumer Finance – 1.4%
American Express Co.	3,818	244,505
Capital One Financial Corp.	2,840	203,997
Credit Acceptance Corp.*(a)	95	19,102
Discover Financial Services	1,920	108,576
Encore Capital Group, Inc.*	200	4,496
FirstCash, Inc.	384	18,079
Green Dot Corp. Class A*	224	5,165
Navient Corp.	4,184	60,543
Nelnet, Inc. Class A	360	14,533
PRA Group, Inc.*	261	9,015
Regional Management Corp.*	108	2,338
Santander Consumer USA Holdings, Inc.*	2,902	35,288
SLM Corp.*	739	5,520
Synchrony Financial	3,881	108,668
World Acceptance Corp.*(a)	66	3,237

Total Consumer Finance		843,062
Containers & Packaging – 0.5%
AptarGroup, Inc.	142	10,992
Avery Dennison Corp.	237	18,436
Ball Corp.	413	33,845
Bemis Co., Inc.	264	13,467
Berry Plastics Group, Inc.*	136	5,964
Crown Holdings, Inc.*	494	28,202
Graphic Packaging Holding Co.	712	9,961
Greif, Inc. Class A	49	2,430
International Paper Co.	1,524	73,122
Packaging Corp. of America	376	30,554
Sealed Air Corp.	320	14,662
Silgan Holdings, Inc.	172	8,701
Sonoco Products Co.	285	15,057
WestRock Co.	479	23,222

Total Containers & Packaging		288,615
Distributors – 0.1%
Core-Mark Holding Co., Inc.	200	7,160
Genuine Parts Co.	370	37,167
LKQ Corp.*	702	24,893
Pool Corp.	104	9,830

Total Distributors		79,050
Diversified Consumer Services – 0.1%
Apollo Education Group, Inc.*	446	3,546
Bright Horizons Family Solutions, Inc.*	104	6,957
Capella Education Co.	63	3,657

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	85

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
DeVry Education Group, Inc.(a)	402	$9,270
Graham Holdings Co. Class B	8	3,851
Grand Canyon Education, Inc.*	170	6,866
H&R Block, Inc.	802	18,566
Service Corp. International	160	4,246
Sotheby’s	94	3,574
Strayer Education, Inc.*	100	4,668
Weight Watchers International, Inc.*(a)	198	2,043

Total Diversified Consumer Services		67,244
Diversified Financial Services – 2.3%
Berkshire Hathaway, Inc. Class B*	8,921	1,288,817
Leucadia National Corp.	565	10,757
Voya Financial, Inc.	3,352	96,605

Total Diversified Financial Services		1,396,179
Diversified Telecommunication Services – 2.2%
AT&T, Inc.	10,400	422,344
ATN International, Inc.	61	3,968
CenturyLink, Inc.	1,252	34,342
Iridium Communications, Inc.*(a)	626	5,077
Level 3 Communications, Inc.*	290	13,450
Verizon Communications, Inc.	15,880	825,442

Total Diversified Telecommunication Services		1,304,623
Electric Utilities – 2.1%
ALLETE, Inc.	109	6,499
Alliant Energy Corp.	658	25,208
American Electric Power Co., Inc.	1,422	91,307
Duke Energy Corp.	1,730	138,469
Edison International	1,136	82,076
El Paso Electric Co.	129	6,033
Empire District Electric Co. (The)	168	5,735
Eversource Energy	968	52,446
Exelon Corp.	2,818	93,811
FirstEnergy Corp.	1,314	43,467
Great Plains Energy, Inc.	604	16,483
Hawaiian Electric Industries, Inc.	203	6,060
IDACORP, Inc.	127	9,942
ITC Holdings Corp.	448	20,823
MGE Energy, Inc.	120	6,781
NextEra Energy, Inc.	1,499	183,358
OGE Energy Corp.	686	21,691
PG&E Corp.	1,462	89,430
Pinnacle West Capital Corp.	344	26,141
PNM Resources, Inc.	330	10,798
Portland General Electric Co.	376	16,014
PPL Corp.	2,354	81,378
Southern Co. (The)	2,911	149,334
Westar Energy, Inc.	424	24,062
Xcel Energy, Inc.	1,713	70,473

Total Electric Utilities		1,277,819
Electrical Equipment – 0.5%
Acuity Brands, Inc.	84	22,226
AMETEK, Inc.	613	29,289
AZZ, Inc.	62	4,047
Babcock & Wilcox Enterprises, Inc.*	211	3,481
Emerson Electric Co.	2,648	144,342
EnerSys	168	11,624
Generac Holdings, Inc.*	102	3,703
Hubbell, Inc.	154	16,592
Powell Industries, Inc.	53	2,123
Regal Beloit Corp.	132	7,853
Rockwell Automation, Inc.	423	51,750

Total Electrical Equipment		297,030
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp. Class A	708	45,963
Anixter International, Inc.*	108	6,966
Arrow Electronics, Inc.*	472	30,194
Avnet, Inc.	584	23,979
AVX Corp.	569	7,847
Belden, Inc.	106	7,313
Benchmark Electronics, Inc.*	336	8,383
CDW Corp.	401	18,338
Cognex Corp.	139	7,348
Coherent, Inc.*	60	6,632
Corning, Inc.	4,862	114,986
Dolby Laboratories, Inc. Class A	280	15,201
Fitbit, Inc. Class A*(a)	203	3,013
FLIR Systems, Inc.	368	11,563
II-VI, Inc.*	381	9,270
Ingram Micro, Inc. Class A	633	22,573
Insight Enterprises, Inc.*	328	10,676
InvenSense, Inc.*	175	1,298
IPG Photonics Corp.*	118	9,717
Jabil Circuit, Inc.	561	12,241
Keysight Technologies, Inc.*	196	6,211
Littelfuse, Inc.	86	11,078
Methode Electronics, Inc.	153	5,350
MTS Systems Corp.	93	4,281
National Instruments Corp.	174	4,942
OSI Systems, Inc.*	37	2,419
PC Connection, Inc.	257	6,790
Plexus Corp.*	196	9,169
Rofin-Sinar Technologies, Inc.*	128	4,119
Rogers Corp.*	63	3,848
Sanmina Corp.*	472	13,438
ScanSource, Inc.*	141	5,146
SYNNEX Corp.	159	18,143
Tech Data Corp.*	176	14,909
Trimble Navigation Ltd.*	306	8,739
Universal Display Corp.*	176	9,770
VeriFone Systems, Inc.*	321	5,053
Vishay Intertechnology, Inc.	736	10,370

Total Electronic Equipment, Instruments & Components		517,276
Energy Equipment & Services – 0.3%
Bristow Group, Inc.	11	154
Dril-Quip, Inc.*	156	8,696

See Notes to Financial Statements.

86	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Era Group, Inc.*	104	$837
FMC Technologies, Inc.*	591	17,535
Forum Energy Technologies, Inc.*	135	2,681
Halliburton Co.	607	27,242
Helmerich & Payne, Inc.(a)	385	25,911
National Oilwell Varco, Inc.	2,126	78,109
Newpark Resources, Inc.*	595	4,379
Oceaneering International, Inc.	200	5,502
Oil States International, Inc.*	95	2,999
RPC, Inc.*(a)	968	16,262
U.S. Silica Holdings, Inc.	248	11,547

Total Energy Equipment & Services		201,854
Equity Real Estate Investment Trusts (REITs) – 2.5%
Acadia Realty Trust	249	9,024
Agree Realty Corp.	73	3,609
Alexander’s, Inc.	9	3,776
Alexandria Real Estate Equities, Inc.	60	6,526
American Campus Communities, Inc.	120	6,104
American Tower Corp.	434	49,185
Apartment Investment & Management Co. Class A	440	20,201
Apple Hospitality REIT, Inc.	307	5,683
AvalonBay Communities, Inc.	187	33,256
Boston Properties, Inc.	267	36,390
Brandywine Realty Trust	165	2,577
Brixmor Property Group, Inc.	101	2,807
Camden Property Trust	113	9,463
CBL & Associates Properties, Inc.	779	9,457
Chatham Lodging Trust	366	7,046
Corporate Office Properties Trust	428	12,134
Corrections Corp. of America	476	6,602
Cousins Properties, Inc.	193	2,015
Crown Castle International Corp.	277	26,096
DCT Industrial Trust, Inc.	123	5,972
Digital Realty Trust, Inc.	227	22,046
Douglas Emmett, Inc.	127	4,652
Duke Realty Corp.	639	17,464
Empire State Realty Trust, Inc. Class A	507	10,622
EPR Properties	200	15,748
Equity LifeStyle Properties, Inc.	73	5,634
Equity One, Inc.	136	4,163
Equity Residential	352	22,644
Essex Property Trust, Inc.	19	4,231
Extra Space Storage, Inc.	197	15,644
Federal Realty Investment Trust	62	9,544
First Industrial Realty Trust, Inc.	151	4,261
Gaming and Leisure Properties, Inc.	418	13,982
General Growth Properties, Inc.	1,837	50,701
Geo Group, Inc. (The)	166	3,948
HCP, Inc.	1,315	49,904
Healthcare Realty Trust, Inc.	120	4,087
Healthcare Trust of America, Inc. Class A	126	4,110
Hersha Hospitality Trust	319	5,748
Highwoods Properties, Inc.	220	11,466
Hospitality Properties Trust	324	9,629
Host Hotels & Resorts, Inc.	2,581	40,186
Iron Mountain, Inc.	567	21,280
Kilroy Realty Corp.	124	8,599
Kimco Realty Corp.	1,104	31,961
Lamar Advertising Co. Class A	118	7,707
LaSalle Hotel Properties	734	17,521
Lexington Realty Trust	197	2,029
Liberty Property Trust	301	12,145
Life Storage, Inc.	60	5,336
LTC Properties, Inc.	92	4,783
Macerich Co. (The)	1,015	82,083
Medical Properties Trust, Inc.	509	7,518
Mid-America Apartment Communities, Inc.	73	6,861
Monogram Residential Trust, Inc.	247	2,628
National Health Investors, Inc.	136	10,673
National Retail Properties, Inc.	261	13,272
Omega Healthcare Investors, Inc.	338	11,982
Outfront Media, Inc.	488	11,541
Parkway Properties, Inc.	139	2,364
Physicians Realty Trust	184	3,963
Piedmont Office Realty Trust, Inc. Class A	313	6,814
Post Properties, Inc.	196	12,962
Potlatch Corp.	159	6,184
Prologis, Inc.	1,474	78,918
PS Business Parks, Inc.	35	3,975
Public Storage	254	56,678
Ramco-Gershenson Properties Trust	141	2,642
Rayonier, Inc.	544	14,438
Realty Income Corp.	355	23,760
Regency Centers Corp.	104	8,059
Retail Opportunity Investments Corp.	375	8,235
RLJ Lodging Trust	459	9,653
Ryman Hospitality Properties, Inc.	72	3,468
Sabra Health Care REIT, Inc.	152	3,827
Select Income REIT	356	9,576
Senior Housing Properties Trust	1,123	25,503
Simon Property Group, Inc.	396	81,976
SL Green Realty Corp.	136	14,702
Spirit Realty Capital, Inc.	189	2,519
STORE Capital Corp.	75	2,210
Sunstone Hotel Investors, Inc.	523	6,689
Tanger Factory Outlet Centers, Inc.	288	11,221
UDR, Inc.	325	11,697
Universal Health Realty Income Trust	153	9,642
Urban Edge Properties	171	4,812
Ventas, Inc.	744	52,549
Vornado Realty Trust	116	11,740
W.P. Carey, Inc.	111	7,163
Weingarten Realty Investors	424	16,528
Welltower, Inc.	738	55,180
Weyerhaeuser Co.	1,827	58,354

Total Equity Real Estate Investment Trusts (REITs)		1,474,257

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Food & Staples Retailing – 2.9%
Andersons, Inc. (The)	116	$4,197
Casey’s General Stores, Inc.	87	10,453
Costco Wholesale Corp.	744	113,467
CVS Health Corp.	2,678	238,315
Ingles Markets, Inc. Class A	139	5,496
Kroger Co. (The)	2,540	75,387
PriceSmart, Inc.	58	4,858
Rite Aid Corp.*	11,385	87,551
SpartanNash Co.	59	1,706
Sprouts Farmers Market, Inc.*	125	2,581
SUPERVALU, Inc.*	817	4,077
Sysco Corp.	1,075	52,686
United Natural Foods, Inc.*	41	1,642
Wal-Mart Stores, Inc.	13,279	957,681
Walgreens Boots Alliance, Inc.	1,976	159,305
Weis Markets, Inc.	62	3,286
Whole Foods Market, Inc.	250	7,088

Total Food & Staples Retailing		1,729,776
Food Products – 2.1%
Archer-Daniels-Midland Co.	2,623	110,612
B&G Foods, Inc.	85	4,180
Cal-Maine Foods, Inc.(a)	184	7,091
Campbell Soup Co.	965	52,786
ConAgra Foods, Inc.	1,048	49,371
Darling Ingredients, Inc.*	150	2,027
Flowers Foods, Inc.(a)	390	5,897
General Mills, Inc.	1,488	95,053
Hain Celestial Group, Inc. (The)*	104	3,700
Hershey Co. (The)	338	32,313
Hormel Foods Corp.	1,239	46,995
Ingredion, Inc.	265	35,261
J&J Snack Foods Corp.	35	4,169
J.M. Smucker Co. (The)	296	40,120
Kellogg Co.	726	56,243
Kraft Heinz Co. (The)	176	15,754
Lancaster Colony Corp.	84	11,096
Landec Corp.*	222	2,977
McCormick & Co., Inc. Non-Voting Shares	323	32,274
Mead Johnson Nutrition Co.	293	23,150
Mondelez International, Inc. Class A	10,419	457,394
Pilgrim’s Pride Corp.	1,873	39,558
Pinnacle Foods, Inc.	364	18,262
Sanderson Farms, Inc.(a)	74	7,128
Seaboard Corp.*	5	17,200
Seneca Foods Corp. Class A*	71	2,005
Snyder’s-Lance, Inc.	24	806
Tootsie Roll Industries, Inc.(a)	97	3,573
TreeHouse Foods, Inc.*	69	6,016
Tyson Foods, Inc. Class A	1,048	78,254
WhiteWave Foods Co. (The)*	149	8,110

Total Food Products		1,269,375
Gas Utilities – 0.1%
Atmos Energy Corp.	266	$19,809
New Jersey Resources Corp.	168	5,521
Northwest Natural Gas Co.	70	4,208
ONE Gas, Inc.	118	7,297
Piedmont Natural Gas Co., Inc.	155	9,306
South Jersey Industries, Inc.	184	5,437
Southwest Gas Corp.	121	8,453
UGI Corp.	360	16,286
WGL Holdings, Inc.	133	8,339

Total Gas Utilities		84,656
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	2,440	103,188
Align Technology, Inc.*	104	9,750
Baxter International, Inc.	1,306	62,166
Becton, Dickinson and Co.	464	83,395
Boston Scientific Corp.*	1,770	42,126
C.R. Bard, Inc.	152	34,091
CONMED Corp.	96	3,846
Cooper Cos., Inc. (The)	88	15,775
Danaher Corp.	1,543	120,956
DENTSPLY SIRONA, Inc.	477	28,348
Edwards Lifesciences Corp.*	214	25,800
Globus Medical, Inc. Class A*	166	3,747
Haemonetics Corp.*	92	3,331
Hill-Rom Holdings, Inc.	145	8,987
IDEXX Laboratories, Inc.*	168	18,939
Integer Holdings Corp.*	80	1,735
Intuitive Surgical, Inc.*	47	34,067
Masimo Corp.*	123	7,317
Nuvectra Corp.*	26	180
ResMed, Inc.	332	21,510
St. Jude Medical, Inc.	820	65,403
Stryker Corp.	657	76,481
Teleflex, Inc.	86	14,452
Varian Medical Systems, Inc.*	233	23,190
West Pharmaceutical Services, Inc.	154	11,473
Zimmer Biomet Holdings, Inc.	311	40,436

Total Health Care Equipment & Supplies		860,689
Health Care Providers & Services – 2.5%
Acadia Healthcare Co., Inc.*	88	4,360
Aetna, Inc.	1,153	133,114
Air Methods Corp.*	88	2,771
Amsurg Corp.*	24	1,609
Anthem, Inc.	934	117,040
Cardinal Health, Inc.	681	52,914
Centene Corp.*	397	26,583
Chemed Corp.	78	11,003
Cigna Corp.	935	121,849
Community Health Systems, Inc.*	715	8,251
DaVita, Inc.*	607	40,104
Ensign Group, Inc. (The)	214	4,308
Express Scripts Holding Co.*	1,381	97,402

See Notes to Financial Statements.

88	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
HCA Holdings, Inc.*	1,542	$116,621
HealthSouth Corp.	145	5,883
Henry Schein, Inc.*	184	29,988
Humana, Inc.	344	60,850
Laboratory Corp. of America Holdings*	283	38,907
Landauer, Inc.	18	801
LifePoint Health, Inc.*	124	7,345
Magellan Health, Inc.*	101	5,427
McKesson Corp.	510	85,043
MEDNAX, Inc.*	233	15,436
Molina Healthcare, Inc.*	51	2,974
National HealthCare Corp.	32	2,112
Owens & Minor, Inc.	147	5,105
Patterson Cos., Inc.	261	11,990
Quest Diagnostics, Inc.	432	36,560
Quorum Health Corp.*	178	1,116
Select Medical Holdings Corp.*	551	7,439
Team Health Holdings, Inc.*	113	3,679
Tenet Healthcare Corp.*	127	2,878
Triple-S Management Corp. Class B*	140	3,070
UnitedHealth Group, Inc.	2,788	390,320
Universal Health Services, Inc. Class B	244	30,066
VCA, Inc.*	190	13,296
WellCare Health Plans, Inc.*	41	4,801

Total Health Care Providers & Services		1,503,015
Health Care Technology – 0.1%
Cerner Corp.*	392	24,206
Evolent Health, Inc. Class A*	1,338	32,942
HMS Holdings Corp.*	150	3,325
IMS Health Holdings, Inc.*	108	3,385
Medidata Solutions, Inc.*	100	5,576
Veeva Systems, Inc. Class A*	154	6,357

Total Health Care Technology		75,791
Hotels, Restaurants & Leisure – 1.6%
Aramark	302	11,485
Bloomin’ Brands, Inc.	408	7,034
Bob Evans Farms, Inc.	117	4,481
Bravo Brio Restaurant Group, Inc.*	34	163
Brinker International, Inc.	176	8,876
Buffalo Wild Wings, Inc.*	30	4,222
Cheesecake Factory, Inc. (The)	83	4,155
Chipotle Mexican Grill, Inc.*	38	16,093
Choice Hotels International, Inc.	129	5,815
Churchill Downs, Inc.	39	5,708
Cracker Barrel Old Country Store, Inc.(a)	43	5,685
Darden Restaurants, Inc.	104	6,377
DineEquity, Inc.	47	3,722
Domino’s Pizza, Inc.	104	15,792
Dunkin’ Brands Group, Inc.	24	1,250
Hilton Worldwide Holdings, Inc.	1,402	32,148
Hyatt Hotels Corp. Class A*	270	13,289
International Speedway Corp. Class A	141	4,712
Interval Leisure Group, Inc.	482	8,276
Jack in the Box, Inc.	101	9,690
La Quinta Holdings, Inc.*	272	3,041
Las Vegas Sands Corp.	2,952	169,858
Marriott International, Inc. Class A	1,153	77,632
McDonald’s Corp.	2,232	257,484
Panera Bread Co. Class A*	47	9,152
Papa John’s International, Inc.	44	3,469
SeaWorld Entertainment, Inc.(a)	200	2,696
Six Flags Entertainment Corp.	184	9,864
Sonic Corp.	187	4,896
Starbucks Corp.	2,394	129,611
Texas Roadhouse, Inc.	138	5,386
Vail Resorts, Inc.	26	4,079
Wendy’s Co. (The)	680	7,344
Wyndham Worldwide Corp.	451	30,366
Wynn Resorts Ltd.	31	3,020
Yum! Brands, Inc.	792	71,922

Total Hotels, Restaurants & Leisure		958,793
Household Durables – 0.6%
CalAtlantic Group, Inc.	696	23,274
D.R. Horton, Inc.	1,229	37,116
Ethan Allen Interiors, Inc.	96	3,002
GoPro, Inc. Class A*(a)	302	5,037
Harman International Industries, Inc.	143	12,076
iRobot Corp.*	94	4,134
La-Z-Boy, Inc.	154	3,782
Leggett & Platt, Inc.	275	12,534
Lennar Corp. Class A	724	30,654
M/I Homes, Inc.*	322	7,590
MDC Holdings, Inc.	240	6,192
Meritage Homes Corp.*	200	6,940
Mohawk Industries, Inc.*	168	33,657
Newell Brands, Inc.	892	46,973
NVR, Inc.*	9	14,759
PulteGroup, Inc.	1,461	29,278
Taylor Morrison Home Corp. Class A*	213	3,749
Tempur Sealy International, Inc.*	98	5,561
Toll Brothers, Inc.*	566	16,901
TopBuild Corp.*	168	5,578
TRI Pointe Group, Inc.*	293	3,862
Tupperware Brands Corp.	124	8,106
WCI Communities, Inc.*	393	9,322
Whirlpool Corp.	216	35,027
William Lyon Homes Class A*	519	9,627

Total Household Durables		374,731
Household Products – 1.3%
Church & Dwight Co., Inc.	508	24,343
Clorox Co. (The)	265	33,173
Colgate-Palmolive Co.	2,042	151,394
Kimberly-Clark Corp.	273	34,436
Procter & Gamble Co. (The)	5,960	534,910
Spectrum Brands Holdings, Inc.	127	17,486
WD-40 Co.	41	4,610

Total Household Products		800,352

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Independent Power & Renewable Electricity Producers – 0.1%
AES Corp.	3,617	$46,478
Calpine Corp.*	968	12,236
Dynegy, Inc.*	192	2,379
Ormat Technologies, Inc.	135	6,535

Total Independent Power & Renewable Electricity Producers		67,628
Industrial Conglomerates – 1.5%
3M Co.	1,673	294,833
Carlisle Cos., Inc.	175	17,950
General Electric Co.	9,621	284,974
Honeywell International, Inc.	2,134	248,803
Raven Industries, Inc.	62	1,428
Roper Technologies, Inc.	216	39,413

Total Industrial Conglomerates		887,401
Insurance – 3.4%
Aflac, Inc.	2,097	150,711
Alleghany Corp.*	61	32,026
Allstate Corp. (The)	1,924	133,102
American Equity Investment Life Holding Co.	357	6,330
American Financial Group, Inc.	312	23,400
American International Group, Inc.	3,394	201,400
American National Insurance Co.	99	12,074
AMERISAFE, Inc.	113	6,642
AmTrust Financial Services, Inc.	668	17,923
Arthur J. Gallagher & Co.	403	20,501
Assurant, Inc.	369	34,040
Brown & Brown, Inc.	344	12,972
Cincinnati Financial Corp.	382	28,811
CNA Financial Corp.	1,144	39,365
CNO Financial Group, Inc.	972	14,842
Employers Holdings, Inc.	232	6,921
FBL Financial Group, Inc. Class A	174	11,131
Fidelity & Guaranty Life(a)	332	7,699
First American Financial Corp.	421	16,537
Hanover Insurance Group, Inc. (The)	159	11,992
Hartford Financial Services Group, Inc. (The)	1,761	75,406
Horace Mann Educators Corp.	280	10,262
Infinity Property & Casualty Corp.	60	4,958
Kemper Corp.	133	5,230
Lincoln National Corp.	1,144	53,745
Loews Corp.	1,183	48,681
Markel Corp.*	18	16,718
Marsh & McLennan Cos., Inc.	1,292	86,887
MBIA, Inc.*	699	5,445
Mercury General Corp.	128	7,021
MetLife, Inc.	6,135	272,578
National General Holdings Corp.	318	7,072
National Western Life Group, Inc. Class A	23	4,724
Navigators Group, Inc. (The)	39	3,780
Old Republic International Corp.	935	16,475
Primerica, Inc.	277	14,689
Principal Financial Group, Inc.	1,136	58,515
ProAssurance Corp.	235	12,333
Progressive Corp. (The)	2,018	63,567
Prudential Financial, Inc.	1,002	81,813
Reinsurance Group of America, Inc.	312	33,677
RLI Corp.	181	12,373
Selective Insurance Group, Inc.	193	7,693
State Auto Financial Corp.	203	4,833
Stewart Information Services Corp.	152	6,756
Torchmark Corp.	490	31,306
Travelers Cos., Inc. (The)	1,768	202,524
United Fire Group, Inc.	115	4,867
Universal Insurance Holdings, Inc.	231	5,821
Unum Group	1,000	35,310
W.R. Berkley Corp.	440	25,414

Total Insurance		2,008,892
Internet & Catalog Retail – 0.4%
Amazon.com, Inc.*	29	24,282
Expedia, Inc.	259	30,231
HSN, Inc.	78	3,104
Netflix, Inc.*	197	19,414
PetMed Express, Inc.	448	9,085
Priceline Group, Inc. (The)*	105	154,507
TripAdvisor, Inc.*	115	7,266

Total Internet & Catalog Retail		247,889
Internet Software & Services – 2.0%
Akamai Technologies, Inc.*	165	8,743
Alphabet, Inc. Class A*	1,044	839,439
eBay, Inc.*	2,946	96,923
Facebook, Inc. Class A*	1,446	185,479
IAC/InterActiveCorp	168	10,495
j2 Global, Inc.	72	4,796
Stamps.com, Inc.*(a)	79	7,466
VeriSign, Inc.*	488	38,181
Yahoo!, Inc.*	395	17,025

Total Internet Software & Services		1,208,547
IT Services – 3.5%
Alliance Data Systems Corp.*	116	24,886
Automatic Data Processing, Inc.	935	82,467
Booz Allen Hamilton Holding Corp.	521	16,469
Broadridge Financial Solutions, Inc.	317	21,489
CACI International, Inc. Class A*	122	12,310
Cardtronics PLC Class A*	95	4,237
Cognizant Technology Solutions Corp. Class A*	1,368	65,267
Computer Sciences Corp.	584	30,491
Convergys Corp.	282	8,578
CoreLogic, Inc.*	207	8,119
CSG Systems International, Inc.	159	6,572
DST Systems, Inc.	158	18,631
EPAM Systems, Inc.*	119	8,248
Euronet Worldwide, Inc.*	76	6,219
Fidelity National Information Services, Inc.	472	36,358
Fiserv, Inc.*	509	50,630
FleetCor Technologies, Inc.*	126	21,890

See Notes to Financial Statements.

90	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Gartner, Inc.*	147	$13,002
Global Payments, Inc.	422	32,393
International Business Machines Corp.	5,079	806,799
Jack Henry & Associates, Inc.	203	17,367
ManTech International Corp. Class A	151	5,691
MasterCard, Inc. Class A	2,083	211,987
MAXIMUS, Inc.	120	6,787
NeuStar, Inc. Class A*	444	11,806
Paychex, Inc.	712	41,203
Science Applications International Corp.	146	10,128
Sykes Enterprises, Inc.*	249	7,004
Syntel, Inc.*	260	10,897
TeleTech Holdings, Inc.	277	8,030
Teradata Corp.*	227	7,037
Total System Services, Inc.	422	19,897
Vantiv, Inc. Class A*	88	4,952
Visa, Inc. Class A	4,484	370,827
Western Union Co. (The)	2,565	53,403
WEX, Inc.*	74	7,999
Xerox Corp.	3,363	34,067

Total IT Services		2,104,137
Leisure Products – 0.2%
Brunswick Corp.	842	41,073
Hasbro, Inc.	370	29,352
Mattel, Inc.	914	27,676
Polaris Industries, Inc.(a)	70	5,421
Smith & Wesson Holding Corp.*	527	14,013
Sturm Ruger & Co., Inc.	164	9,473
Vista Outdoor, Inc.*	376	14,987

Total Leisure Products		141,995
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	640	30,138
Bio-Rad Laboratories, Inc. Class A*	69	11,303
Bio-Techne Corp.	77	8,431
Bruker Corp.	289	6,546
Cambrex Corp.*	120	5,335
Charles River Laboratories International, Inc.*	153	12,751
Illumina, Inc.*	94	17,076
Luminex Corp.*	138	3,135
Mettler-Toledo International, Inc.*	51	21,411
PAREXEL International Corp.*	124	8,612
PerkinElmer, Inc.	274	15,374
Quintiles Transnational Holdings, Inc.*	317	25,696
Thermo Fisher Scientific, Inc.	778	123,749
Waters Corp.*	216	34,234

Total Life Sciences Tools & Services		323,791
Machinery – 2.5%
Actuant Corp. Class A	466	10,830
AGCO Corp.	589	29,049
Allison Transmission Holdings, Inc.	832	23,862
American Railcar Industries, Inc.	57	2,364
Astec Industries, Inc.	85	5,089
Barnes Group, Inc.	159	6,447
Briggs & Stratton Corp.	344	6,416
Caterpillar, Inc.	2,701	239,768
Chart Industries, Inc.*	17	558
CLARCOR, Inc.	110	7,150
Cummins, Inc.	1,112	142,503
Deere & Co.	1,622	138,438
Donaldson Co., Inc.	89	3,322
Dover Corp.	473	34,832
EnPro Industries, Inc.	84	4,773
ESCO Technologies, Inc.	149	6,917
Federal Signal Corp.	215	2,851
Flowserve Corp.	599	28,896
Fortive Corp.	771	39,244
Franklin Electric Co., Inc.	102	4,152
Global Brass & Copper Holdings, Inc.	201	5,807
Graco, Inc.	143	10,582
Greenbrier Cos., Inc. (The)(a)	118	4,165
Hillenbrand, Inc.	218	6,898
Hyster-Yale Materials Handling, Inc.	86	5,171
IDEX Corp.	189	17,685
Illinois Tool Works, Inc.	1,032	123,675
ITT, Inc.	318	11,397
John Bean Technologies Corp.	93	6,561
Joy Global, Inc.	1,248	34,620
Kennametal, Inc.	431	12,508
Lincoln Electric Holdings, Inc.	169	10,583
Lindsay Corp.(a)	26	1,923
Manitowoc Co., Inc. (The)	215	1,030
Manitowoc Foodservice, Inc.*	215	3,487
Meritor, Inc.*	444	4,942
Middleby Corp. (The)*	133	16,441
Mueller Industries, Inc.	215	6,970
Nordson Corp.	161	16,040
Oshkosh Corp.	463	25,928
PACCAR, Inc.	1,547	90,933
Parker-Hannifin Corp.	505	63,393
RBC Bearings, Inc.*	56	4,283
Rexnord Corp.*	8	171
Snap-on, Inc.	178	27,049
Standex International Corp.	42	3,901
Stanley Black & Decker, Inc.	354	43,535
Terex Corp.	537	13,645
Timken Co. (The)	646	22,700
Toro Co. (The)	324	15,176
TriMas Corp.*	112	2,084
Trinity Industries, Inc.	824	19,924
Wabash National Corp.*	451	6,422
WABCO Holdings, Inc.*	329	37,351
Wabtec Corp.	311	25,393
Woodward, Inc.	137	8,560
Xylem, Inc.	531	27,851

Total Machinery		1,476,245

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Marine – 0.0%
Kirby Corp.*	291	$18,088
Matson, Inc.	52	2,074

Total Marine		20,162
Media – 3.4%
AMC Entertainment Holdings, Inc. Class A(a)	664	20,644
AMC Networks, Inc. Class A*	148	7,675
Cable One, Inc.	8	4,672
CBS Corp. Class B Non-Voting Shares	1,755	96,069
Cinemark Holdings, Inc.	275	10,527
Comcast Corp. Class A	7,324	485,874
Discovery Communications, Inc. Class A*	1,494	40,218
DISH Network Corp. Class A*	760	41,633
Entercom Communications Corp. Class A	437	5,655
Entravision Communications Corp. Class A	1,374	10,484
Gannett Co., Inc.	359	4,179
Interpublic Group of Cos., Inc. (The)	1,205	26,932
John Wiley & Sons, Inc. Class A	216	11,148
Meredith Corp.	175	9,098
MSG Networks, Inc. Class A*	437	8,133
National CineMedia, Inc.	248	3,650
New York Times Co. (The) Class A	276	3,298
Nexstar Broadcasting Group, Inc. Class A(a)	121	6,983
Omnicom Group, Inc.	699	59,415
Regal Entertainment Group Class A(a)	251	5,459
Scholastic Corp.	148	5,825
Scripps Networks Interactive, Inc. Class A	453	28,761
Sinclair Broadcast Group, Inc. Class A	250	7,220
Sirius XM Holdings, Inc.*(a)	5,500	22,935
Starz Class A*	488	15,221
TEGNA, Inc.	1,285	28,090
Time Warner, Inc.	2,821	224,580
Time, Inc.	366	5,300
Tribune Media Co. Class A	48	1,753
Twenty-First Century Fox, Inc. Class A	15,134	366,545
Viacom, Inc. Class B	2,392	91,135
Walt Disney Co. (The)	4,089	379,704

Total Media		2,038,815
Metals & Mining – 0.4%
Alcoa, Inc.	3,981	40,367
Carpenter Technology Corp.	7	289
Commercial Metals Co.	645	10,443
Compass Minerals International, Inc.	73	5,380
Gold Resource Corp.(a)	914	6,782
Haynes International, Inc.	40	1,484
Materion Corp.	82	2,518
Newmont Mining Corp.	1,353	53,159
Nucor Corp.	928	45,890
Reliance Steel & Aluminum Co.	316	22,762
Steel Dynamics, Inc.	584	14,594
Worthington Industries, Inc.	248	11,911

Total Metals & Mining		215,579
Multi-Utilities – 1.0%
Ameren Corp.	838	41,213
Avista Corp.	161	6,728
Black Hills Corp.	69	4,224
CenterPoint Energy, Inc.	1,280	29,734
CMS Energy Corp.	769	32,306
Consolidated Edison, Inc.	1,122	84,487
Dominion Resources, Inc.	1,089	80,880
DTE Energy Co.	514	48,146
MDU Resources Group, Inc.	512	13,025
NiSource, Inc.	767	18,492
NorthWestern Corp.	126	7,249
Public Service Enterprise Group, Inc.	1,704	71,347
SCANA Corp.	506	36,619
Sempra Energy	717	76,855
Vectren Corp.	190	9,538
WEC Energy Group, Inc.	904	54,132

Total Multi-Utilities		614,975
Multiline Retail – 0.7%
Big Lots, Inc.	234	11,173
Dillard’s, Inc. Class A	87	5,482
Dollar General Corp.	834	58,372
Dollar Tree, Inc.*	434	34,255
Kohl’s Corp.	968	42,350
Macy’s, Inc.	2,053	76,064
Nordstrom, Inc.(a)	789	40,933
Target Corp.	1,888	129,668

Total Multiline Retail		398,297
Oil, Gas & Consumable Fuels – 4.7%
Alon USA Energy, Inc.	264	2,128
Antero Resources Corp.*	3,441	92,735
Chevron Corp.	3,997	411,371
Concho Resources, Inc.*	264	36,260
CVR Energy, Inc.(a)	213	2,933
Delek U.S. Holdings, Inc.	301	5,204
EP Energy Corp. Class A*(a)	8,615	37,734
EQT Corp.	24	1,743
Exxon Mobil Corp.	14,177	1,237,368
Green Plains, Inc.	216	5,659
HollyFrontier Corp.	887	21,731
Kinder Morgan, Inc.	3,482	80,539
Marathon Petroleum Corp.	3,551	144,135
Oasis Petroleum, Inc.*	520	5,964
ONEOK, Inc.	861	44,247
PDC Energy, Inc.*	77	5,164
Phillips 66	2,872	231,340
Pioneer Natural Resources Co.	295	54,767
Renewable Energy Group, Inc.*	666	5,641
RSP Permian, Inc.*	114	4,421
SM Energy Co.	157	6,057
Spectra Energy Corp.	1,349	57,670
Tesoro Corp.	712	56,647
Valero Energy Corp.	3,832	203,096

See Notes to Financial Statements.

92	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Western Refining, Inc.	744	$19,686
Williams Cos., Inc. (The)	420	12,907
World Fuel Services Corp.	220	10,177
WPX Energy, Inc.*	765	10,090

Total Oil, Gas & Consumable Fuels		2,807,414
Paper & Forest Products – 0.0%
Boise Cascade Co.*	92	2,337
Clearwater Paper Corp.*	107	6,920
KapStone Paper and Packaging Corp.	488	9,233
PH Glatfelter Co.	215	4,661
Schweitzer-Mauduit International, Inc.	68	2,622

Total Paper & Forest Products		25,773
Personal Products – 0.2%
Coty, Inc. Class A*(a)	104	2,444
Estee Lauder Cos., Inc. (The) Class A	803	71,114
Inter Parfums, Inc.	234	7,551
Medifast, Inc.	152	5,744
Nu Skin Enterprises, Inc. Class A	297	19,240
Revlon, Inc. Class A*	8	294
USANA Health Sciences, Inc.*	62	8,578

Total Personal Products		114,965
Pharmaceuticals – 3.1%
Akorn, Inc.*	72	1,963
Bristol-Myers Squibb Co.	1,838	99,105
Depomed, Inc.*	312	7,797
Eli Lilly & Co.	1,727	138,609
Impax Laboratories, Inc.*	187	4,432
Johnson & Johnson	7,534	889,992
Lannett Co., Inc.*(a)	86	2,285
Merck & Co., Inc.	3,281	204,767
Pfizer, Inc.	13,920	471,470
Prestige Brands Holdings, Inc.*	168	8,109
Zoetis, Inc.	692	35,991

Total Pharmaceuticals		1,864,520
Professional Services – 0.3%
CBIZ, Inc.*	544	6,087
CEB, Inc.	71	3,867
Dun & Bradstreet Corp. (The)	140	19,127
Equifax, Inc.	231	31,088
FTI Consulting, Inc.*	111	4,946
Huron Consulting Group, Inc.*	84	5,020
Insperity, Inc.	121	8,790
Kelly Services, Inc. Class A	150	2,883
Korn/Ferry International	148	3,108
ManpowerGroup, Inc.	330	23,846
Navigant Consulting, Inc.*	292	5,904
On Assignment, Inc.*	152	5,516
Robert Half International, Inc.	376	14,235
RPX Corp.*	380	4,062
TriNet Group, Inc.*	98	2,120
TrueBlue, Inc.*	171	3,875
Verisk Analytics, Inc.*	271	22,027
WageWorks, Inc.*	41	2,497

Total Professional Services		168,998
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	848	23,727
HFF, Inc. Class A	151	4,181
Jones Lang LaSalle, Inc.	120	13,655
Realogy Holdings Corp.	360	9,310

Total Real Estate Management & Development		50,873
Road & Rail – 1.2%
AMERCO	72	23,345
ArcBest Corp.	122	2,320
Avis Budget Group, Inc.*	136	4,653
CSX Corp.	3,855	117,578
Genesee & Wyoming, Inc. Class A*	252	17,375
Heartland Express, Inc.	264	4,984
JB Hunt Transport Services, Inc.	239	19,393
Kansas City Southern	345	32,195
Knight Transportation, Inc.	261	7,488
Landstar System, Inc.	202	13,752
Norfolk Southern Corp.	1,080	104,825
Old Dominion Freight Line, Inc.*	292	20,034
Ryder System, Inc.	216	14,245
Saia, Inc.*	104	3,116
Swift Transportation Co.*	1,256	26,966
Union Pacific Corp.	3,306	322,434
Werner Enterprises, Inc.	247	5,748
YRC Worldwide, Inc.*	127	1,565

Total Road & Rail		742,016
Semiconductors & Semiconductor Equipment – 3.5%
Amkor Technology, Inc.*	1,290	12,539
Analog Devices, Inc.	569	36,672
Applied Materials, Inc.	3,398	102,450
Brooks Automation, Inc.	432	5,880
Cabot Microelectronics Corp.	42	2,222
Cirrus Logic, Inc.*	350	18,602
Diodes, Inc.*	191	4,076
Entegris, Inc.*	441	7,682
First Solar, Inc.*	520	20,535
Integrated Device Technology, Inc.*	261	6,029
Intel Corp.	17,391	656,510
KLA-Tencor Corp.	440	30,672
Lam Research Corp.	400	37,884
Linear Technology Corp.	472	27,985
Maxim Integrated Products, Inc.	720	28,750
Microchip Technology, Inc.	488	30,324
Micron Technology, Inc.*	10,384	184,627
MKS Instruments, Inc.	169	8,404
NVIDIA Corp.	1,530	104,836
ON Semiconductor Corp.*	761	9,376
Qorvo, Inc.*	73	4,069
QUALCOMM, Inc.	6,616	453,196
Silicon Laboratories, Inc.*	45	2,646

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Skyworks Solutions, Inc.	385	$29,314
SunPower Corp.*(a)	280	2,498
Synaptics, Inc.*	109	6,385
Teradyne, Inc.	662	14,286
Tessera Technologies, Inc.	88	3,383
Texas Instruments, Inc.	2,493	174,959
Xilinx, Inc.	765	41,570

Total Semiconductors & Semiconductor Equipment		2,068,361
Software – 3.2%
ACI Worldwide, Inc.*	329	6,376
Activision Blizzard, Inc.	1,717	76,063
Adobe Systems, Inc.*	210	22,793
ANSYS, Inc.*	141	13,058
Aspen Technology, Inc.*	181	8,469
CA, Inc.	1,336	44,195
Cadence Design Systems, Inc.*	305	7,787
Citrix Systems, Inc.*	232	19,771
Dell Technologies, Inc. Class V*	529	25,286
Ebix, Inc.(a)	358	20,352
Electronic Arts, Inc.*	457	39,028
Fair Isaac Corp.	106	13,207
Fortinet, Inc.*	83	3,065
Intuit, Inc.	445	48,954
Manhattan Associates, Inc.*	154	8,873
Mentor Graphics Corp.	280	7,403
Microsoft Corp.	15,309	881,798
Oracle Corp.	13,467	528,984
Progress Software Corp.*	192	5,222
PTC, Inc.*	238	10,546
Red Hat, Inc.*	173	13,984
SS&C Technologies Holdings, Inc.	212	6,816
Symantec Corp.	1,480	37,148
Synopsys, Inc.*	289	17,152
Tyler Technologies, Inc.*	50	8,562
VMware, Inc. Class A*(a)	456	33,448

Total Software		1,908,340
Specialty Retail – 2.4%
Aaron’s, Inc.	241	6,126
Abercrombie & Fitch Co. Class A	208	3,305
Advance Auto Parts, Inc.	140	20,877
American Eagle Outfitters, Inc.	503	8,984
Asbury Automotive Group, Inc.*	105	5,845
Ascena Retail Group, Inc.*	428	2,392
AutoNation, Inc.*	305	14,857
AutoZone, Inc.*	88	67,614
Bed Bath & Beyond, Inc.	605	26,082
Best Buy Co., Inc.	1,484	56,659
Buckle, Inc. (The)(a)	171	4,109
Cabela’s, Inc.*	132	7,251
Caleres, Inc.	102	2,580
CarMax, Inc.*	635	33,877
Cato Corp. (The) Class A	156	5,131
Chico’s FAS, Inc.	632	7,521
Children’s Place, Inc. (The)	70	5,591
Conn’s, Inc.*(a)	248	2,559
CST Brands, Inc.	257	12,359
Dick’s Sporting Goods, Inc.	540	30,629
DSW, Inc. Class A	671	13,742
Express, Inc.*	434	5,117
Finish Line, Inc. (The) Class A	178	4,108
Five Below, Inc.*	122	4,915
Foot Locker, Inc.	463	31,354
Francesca’s Holdings Corp.*	202	3,117
GameStop Corp. Class A(a)	692	19,092
Gap, Inc. (The)	880	19,571
Genesco, Inc.*	45	2,451
GNC Holdings, Inc. Class A	403	8,229
Group 1 Automotive, Inc.	42	2,683
Guess?, Inc.	489	7,144
Hibbett Sports, Inc.*	8	319
Home Depot, Inc. (The)	2,904	373,687
L Brands, Inc.	579	40,976
Lithia Motors, Inc. Class A	86	8,215
Lowe’s Cos., Inc.	2,004	144,709
Michaels Cos., Inc. (The)*	440	10,635
Monro Muffler Brake, Inc.	47	2,875
Murphy USA, Inc.*	161	11,489
O’Reilly Automotive, Inc.*	200	56,022
Penske Automotive Group, Inc.	326	15,707
Rent-A-Center, Inc.	315	3,982
Restoration Hardware Holdings, Inc.*(a)	40	1,383
Ross Stores, Inc.	968	62,242
Sally Beauty Holdings, Inc.*	561	14,406
Select Comfort Corp.*	188	4,061
Sonic Automotive, Inc. Class A	272	5,114
Staples, Inc.	1,184	10,123
Tailored Brands, Inc.	88	1,382
Tiffany & Co.	360	26,147
TJX Cos., Inc. (The)	1,688	126,229
Tractor Supply Co.	201	13,537
Ulta Salon Cosmetics & Fragrance, Inc.*	97	23,084
Urban Outfitters, Inc.*	207	7,146
Vitamin Shoppe, Inc.*	44	1,181
Williams-Sonoma, Inc.	215	10,982
Zumiez, Inc.*	124	2,232

Total Specialty Retail		1,423,736
Technology Hardware, Storage & Peripherals – 5.4%
Apple, Inc.	24,718	2,794,370
Diebold, Inc.	143	3,545
Electronics For Imaging, Inc.*	115	5,626
HP, Inc.	18,965	294,526
NetApp, Inc.	960	34,387
Western Digital Corp.	1,193	69,755

Total Technology Hardware, Storage & Peripherals		3,202,209
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.	113	9,798

See Notes to Financial Statements.

94	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

September 30, 2016

Investments	Shares	Value
Coach, Inc.	1,069	$39,083
Columbia Sportswear Co.	109	6,185
Deckers Outdoor Corp.*	40	2,382
G-III Apparel Group Ltd.*	60	1,749
Hanesbrands, Inc.	754	19,038
Iconix Brand Group, Inc.*(a)	200	1,624
Kate Spade & Co.*	389	6,664
NIKE, Inc. Class B	2,988	157,318
PVH Corp.	366	40,443
Ralph Lauren Corp.	270	27,308
Skechers U.S.A., Inc. Class A*	293	6,710
Steven Madden Ltd.*	216	7,465
Under Armour, Inc. Class A*(a)	142	5,492
Under Armour, Inc. Class C*	143	4,842
Vera Bradley, Inc.*	178	2,697
VF Corp.	997	55,882
Wolverine World Wide, Inc.	150	3,454

Total Textiles, Apparel & Luxury Goods		398,134
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	393	5,738
BofI Holding, Inc.*(a)	298	6,675
Capitol Federal Financial, Inc.	269	3,785
Dime Community Bancshares, Inc.	77	1,290
EverBank Financial Corp.	344	6,660
Flagstar Bancorp, Inc.*	311	8,630
HomeStreet, Inc.*	201	5,037
MGIC Investment Corp.*	5,916	47,328
New York Community Bancorp, Inc.	1,513	21,530
Northwest Bancshares, Inc.	390	6,127
Provident Financial Services, Inc.	249	5,286
Radian Group, Inc.	3,272	44,336
Territorial Bancorp, Inc.	168	4,815
TFS Financial Corp.	208	3,704
Walker & Dunlop, Inc.*	103	2,602
Washington Federal, Inc.	420	11,206
WSFS Financial Corp.	144	5,255

Total Thrifts & Mortgage Finance		190,004
Tobacco – 1.5%
Altria Group, Inc.	4,857	307,108
Philip Morris International, Inc.	4,360	423,879
Reynolds American, Inc.	2,780	131,077
Universal Corp.	115	6,696
Vector Group Ltd.	109	2,351

Total Tobacco		871,111
Trading Companies & Distributors – 0.3%
Air Lease Corp.	388	11,089
Applied Industrial Technologies, Inc.	185	8,647
Beacon Roofing Supply, Inc.*	148	6,226
CAI International, Inc.*	121	1,001
DXP Enterprises, Inc.*	88	2,481
Fastenal Co.	579	24,191
GATX Corp.(a)	211	9,400
HD Supply Holdings, Inc.*	119	3,806
Kaman Corp.	80	3,513
MRC Global, Inc.*	409	6,720
MSC Industrial Direct Co., Inc. Class A	165	12,113
Rush Enterprises, Inc. Class A*	146	3,574
United Rentals, Inc.*	397	31,160
W.W. Grainger, Inc.	171	38,448
Watsco, Inc.	74	10,426
WESCO International, Inc.*	7	430

Total Trading Companies & Distributors		173,225
Water Utilities – 0.1%
American States Water Co.	162	6,488
American Water Works Co., Inc.	432	32,331
Aqua America, Inc.	463	14,112
California Water Service Group	317	10,173

Total Water Utilities		63,104
Wireless Telecommunication Services – 0.1%
Spok Holdings, Inc.	287	5,114
T-Mobile U.S., Inc.*	676	31,583

Total Wireless Telecommunication Services		36,697
Total United States		59,721,145
TOTAL COMMON STOCKS (Cost: $54,937,883)		59,751,170
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $394,008)(c)	394,008	394,008
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $55,331,891)		60,145,178
Liabilities in Excess of Cash and Other Assets – (0.5)%		(316,444)

NET ASSETS – 100.0%		$59,828,734
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $427,106 and the total market value of the collateral held by the Fund was $437,493. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $43,485.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	95

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 5.9%
B/E Aerospace, Inc.	9,611	$496,504
Boeing Co. (The)	86,375	11,379,043
BWX Technologies, Inc.	4,155	159,427
Hexcel Corp.	3,987	176,624
Huntington Ingalls Industries, Inc.	3,865	592,968
Lockheed Martin Corp.	47,842	11,468,684
Northrop Grumman Corp.	16,141	3,453,367
Orbital ATK, Inc.	3,544	270,159
Raytheon Co.	32,806	4,465,881
Rockwell Collins, Inc.	10,084	850,485
United Technologies Corp.	124,664	12,665,863

Total Aerospace & Defense		45,979,005
Air Freight & Logistics – 2.0%
C.H. Robinson Worldwide, Inc.	17,974	1,266,448
Expeditors International of Washington, Inc.	14,751	759,972
FedEx Corp.	10,097	1,763,744
United Parcel Service, Inc. Class B	106,845	11,684,569

Total Air Freight & Logistics		15,474,733
Airlines – 0.2%
Alaska Air Group, Inc.	6,367	419,331
Allegiant Travel Co.	554	73,167
Southwest Airlines Co.	23,143	900,031

Total Airlines		1,392,529
Auto Components – 0.2%
BorgWarner, Inc.	12,857	452,310
Gentex Corp.	28,411	498,897
Lear Corp.	2,860	346,689

Total Auto Components		1,297,896
Automobiles – 2.6%
Ford Motor Co.	765,812	9,243,351
General Motors Co.	290,153	9,218,160
Harley-Davidson, Inc.	23,237	1,222,034
Thor Industries, Inc.	5,120	433,664

Total Automobiles		20,117,209
Banks – 0.1%
First Republic Bank	6,752	520,647
Beverages – 4.4%
Brown-Forman Corp. Class A	10,646	529,638
Brown-Forman Corp. Class B	17,140	813,122
Coca-Cola Co. (The)	696,393	29,471,352
Constellation Brands, Inc. Class A	8,042	1,338,913
Dr. Pepper Snapple Group, Inc.	20,553	1,876,694

Total Beverages		34,029,719
Biotechnology – 5.9%
AbbVie, Inc.	353,697	22,307,670
Amgen, Inc.	79,107	13,195,839
Gilead Sciences, Inc.	126,921	10,041,989

Total Biotechnology		45,545,498
Building Products – 0.3%
A.O. Smith Corp.	3,871	382,416
Lennox International, Inc.	2,465	387,079
Masco Corp.	22,474	771,083
Owens Corning	8,618	460,115

Total Building Products		2,000,693
Capital Markets – 2.2%
Ameriprise Financial, Inc.	22,729	2,267,672
CBOE Holdings, Inc.	6,138	398,049
Charles Schwab Corp. (The)	50,986	1,609,628
Eaton Vance Corp.	19,712	769,754
FactSet Research Systems, Inc.	2,222	360,186
Federated Investors, Inc. Class B	18,275	541,488
Intercontinental Exchange, Inc.	6,931	1,866,934
Janus Capital Group, Inc.	24,207	339,140
LPL Financial Holdings, Inc.(a)	10,998	328,950
MarketAxess Holdings, Inc.	1,364	225,865
Morningstar, Inc.	2,015	159,729
MSCI, Inc.	6,613	555,095
Raymond James Financial, Inc.	10,165	591,705
S&P Global, Inc.	19,622	2,483,360
SEI Investments Co.	8,127	370,673
T. Rowe Price Group, Inc.	37,829	2,515,629
TD Ameritrade Holding Corp.	54,343	1,915,047

Total Capital Markets		17,298,904
Chemicals – 2.6%
CF Industries Holdings, Inc.	35,035	853,102
Ecolab, Inc.	17,731	2,158,217
FMC Corp.	12,046	582,304
International Flavors & Fragrances, Inc.	8,030	1,148,049
Monsanto Co.	52,108	5,325,438
NewMarket Corp.	1,025	440,053
PolyOne Corp.	6,424	217,195
PPG Industries, Inc.	20,083	2,075,779
Praxair, Inc.	39,935	4,825,346
Scotts Miracle-Gro Co. (The) Class A	8,982	747,931
Sherwin-Williams Co. (The)	4,860	1,344,568
Valspar Corp. (The)	6,627	702,926

Total Chemicals		20,420,908
Commercial Services & Supplies – 0.2%
Cintas Corp.	6,311	710,619
Deluxe Corp.	5,608	374,726
Healthcare Services Group, Inc.	7,657	303,064
Rollins, Inc.	13,768	403,127

Total Commercial Services & Supplies		1,791,536
Communications Equipment – 2.2%
Cisco Systems, Inc.	515,915	16,364,824
Harris Corp.	9,505	870,753

Total Communications Equipment		17,235,577
Construction & Engineering – 0.0%
EMCOR Group, Inc.	1,913	114,053

See Notes to Financial Statements.

96	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2016

Investments	Shares	Value
Valmont Industries, Inc.	1,777	$239,131

Total Construction & Engineering		353,184
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	3,863	691,902
Consumer Finance – 0.7%
American Express Co.	85,106	5,450,188
Containers & Packaging – 0.3%
AptarGroup, Inc.	5,332	412,750
Graphic Packaging Holding Co.	26,344	368,553
Packaging Corp. of America	16,747	1,360,861

Total Containers & Packaging		2,142,164
Distributors – 0.3%
Genuine Parts Co.	19,413	1,950,036
Pool Corp.	2,548	240,837

Total Distributors		2,190,873
Diversified Consumer Services – 0.1%
H&R Block, Inc.	30,928	715,983
Electrical Equipment – 1.5%
Acuity Brands, Inc.	530	140,238
AMETEK, Inc.	8,051	384,677
Emerson Electric Co.	140,315	7,648,571
EnerSys	2,868	198,437
Hubbell, Inc.	7,029	757,304
Rockwell Automation, Inc.	19,241	2,353,944

Total Electrical Equipment		11,483,171
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	10,582	686,983
Belden, Inc.	505	34,840
Cognex Corp.	1,982	104,769
FLIR Systems, Inc.	6,712	210,891
National Instruments Corp.	10,625	301,750

Total Electronic Equipment, Instruments & Components		1,339,233
Energy Equipment & Services – 0.5%
Halliburton Co.	85,237	3,825,436
Oceaneering International, Inc.	14,062	386,846

Total Energy Equipment & Services		4,212,282
Food & Staples Retailing – 3.3%
Casey’s General Stores, Inc.	1,495	179,624
Costco Wholesale Corp.	22,439	3,422,172
CVS Health Corp.	85,327	7,593,250
Kroger Co. (The)	50,883	1,510,207
PriceSmart, Inc.	1,363	114,165
Sysco Corp.	87,652	4,295,825
Walgreens Boots Alliance, Inc.	98,456	7,937,523
Whole Foods Market, Inc.	27,795	787,988

Total Food & Staples Retailing		25,840,754
Food Products – 2.4%
Campbell Soup Co.	37,390	2,045,233
Flowers Foods, Inc.(a)	29,378	444,195
General Mills, Inc.	92,598	5,915,160
Hershey Co. (The)	21,178	2,024,617
Hormel Foods Corp.	40,722	1,544,586
Ingredion, Inc.	6,855	912,126
Kellogg Co.	51,897	4,020,461
Lancaster Colony Corp.	2,705	357,303
McCormick & Co., Inc. Non-Voting Shares	12,317	1,230,715

Total Food Products		18,494,396
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories	165,080	6,981,233
Baxter International, Inc.	35,086	1,670,094
Becton, Dickinson and Co.	18,780	3,375,329
C.R. Bard, Inc.	2,009	450,579
Cantel Medical Corp.	392	30,568
Cooper Cos., Inc. (The)	149	26,710
Danaher Corp.	20,214	1,584,575
DENTSPLY SIRONA, Inc.	3,685	219,000
ResMed, Inc.	15,446	1,000,746
St. Jude Medical, Inc.	27,669	2,206,879
Stryker Corp.	28,870	3,360,757
West Pharmaceutical Services, Inc.	2,910	216,795
Zimmer Biomet Holdings, Inc.	9,257	1,203,595

Total Health Care Equipment & Supplies		22,326,860
Health Care Providers & Services – 2.7%
Aetna, Inc.	16,981	1,960,456
Cardinal Health, Inc.	30,381	2,360,604
Chemed Corp.	510	71,946
Cigna Corp.	380	49,522
HealthSouth Corp.	12,432	504,366
Humana, Inc.	5,108	903,554
McKesson Corp.	6,894	1,149,574
Patterson Cos., Inc.	10,469	480,946
Quest Diagnostics, Inc.	16,424	1,389,963
UnitedHealth Group, Inc.	84,322	11,805,080
Universal Health Services, Inc. Class B	1,617	199,247

Total Health Care Providers & Services		20,875,258
Hotels, Restaurants & Leisure – 5.4%
Churchill Downs, Inc.	592	86,639
Cracker Barrel Old Country Store, Inc.(a)	3,774	498,998
Darden Restaurants, Inc.	21,873	1,341,252
Dunkin’ Brands Group, Inc.	10,545	549,184
Hilton Worldwide Holdings, Inc.	57,140	1,310,220
Jack in the Box, Inc.	2,376	227,953
Las Vegas Sands Corp.	224,012	12,889,651
McDonald’s Corp.	125,765	14,508,250
Starbucks Corp.	88,898	4,812,938
Wyndham Worldwide Corp.	12,065	812,337
Yum! Brands, Inc.	49,720	4,515,073

Total Hotels, Restaurants & Leisure		41,552,495
Household Durables – 0.6%
D.R. Horton, Inc.	16,790	507,058
Harman International Industries, Inc.	4,791	404,600
Lennar Corp. Class A	2,793	118,256

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	97

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2016

Investments	Shares	Value
Newell Brands, Inc.	19,778	$1,041,510
PulteGroup, Inc.	28,729	575,729
Tupperware Brands Corp.	10,931	714,559
Whirlpool Corp.	8,606	1,395,549

Total Household Durables		4,757,261
Household Products – 2.0%
Church & Dwight Co., Inc.	21,538	1,032,101
Colgate-Palmolive Co.	107,262	7,952,404
Kimberly-Clark Corp.	54,842	6,917,770

Total Household Products		15,902,275
Industrial Conglomerates – 3.5%
3M Co.	83,506	14,716,263
Carlisle Cos., Inc.	4,411	452,436
Honeywell International, Inc.	95,631	11,149,618
Roper Technologies, Inc.	2,839	518,032

Total Industrial Conglomerates		26,836,349
Insurance – 0.6%
AmTrust Financial Services, Inc.	17,372	466,091
Marsh & McLennan Cos., Inc.	60,369	4,059,815

Total Insurance		4,525,906
Internet & Catalog Retail – 0.1%
Expedia, Inc.	4,200	490,224
HSN, Inc.	6,345	252,531

Total Internet & Catalog Retail		742,755
Internet Software & Services – 0.0%
j2 Global, Inc.	2,332	155,334
IT Services – 4.4%
Automatic Data Processing, Inc.	37,279	3,288,008
Booz Allen Hamilton Holding Corp.	8,609	272,130
Broadridge Financial Solutions, Inc.	8,523	577,774
DST Systems, Inc.	1,287	151,763
Fidelity National Information Services, Inc.	15,335	1,181,255
Global Payments, Inc.	800	61,408
International Business Machines Corp.	118,795	18,870,586
Jack Henry & Associates, Inc.	3,189	272,819
MasterCard, Inc. Class A	23,457	2,387,219
MAXIMUS, Inc.	480	27,149
Paychex, Inc.	36,633	2,119,952
Total System Services, Inc.	4,480	211,232
Visa, Inc. Class A	45,316	3,747,633
Western Union Co. (The)	54,820	1,141,352

Total IT Services		34,310,280
Leisure Products – 0.2%
Brunswick Corp.	4,845	236,339
Hasbro, Inc.	15,013	1,190,981
Polaris Industries, Inc.(a)	6,729	521,094

Total Leisure Products		1,948,414
Life Sciences Tools & Services – 0.2%
Agilent Technologies, Inc.	19,212	904,693
Bio-Techne Corp.	2,795	306,053

Total Life Sciences Tools & Services		1,210,746
Machinery – 4.8%
AGCO Corp.	4,462	220,066
Allison Transmission Holdings, Inc.	21,300	610,884
Caterpillar, Inc.	140,594	12,480,529
CLARCOR, Inc.	4,670	303,550
Cummins, Inc.	40,611	5,204,300
Donaldson Co., Inc.	17,254	644,092
Dover Corp.	21,664	1,595,337
Flowserve Corp.	11,922	575,117
Graco, Inc.	4,833	357,642
IDEX Corp.	6,560	613,819
Illinois Tool Works, Inc.	44,753	5,363,199
ITT, Inc.	5,849	209,628
Lincoln Electric Holdings, Inc.	8,670	542,915
Nordson Corp.	4,629	461,187
PACCAR, Inc.	36,884	2,168,042
Parker-Hannifin Corp.	18,304	2,297,701
Stanley Black & Decker, Inc.	15,813	1,944,683
Toro Co. (The)	7,638	357,764
Trinity Industries, Inc.	15,057	364,078
Wabtec Corp.	2,229	181,998
Xylem, Inc.	14,379	754,179

Total Machinery		37,250,710
Media – 4.4%
CBS Corp. Class B Non-Voting Shares	24,919	1,364,066
Cinemark Holdings, Inc.	15,769	603,637
Comcast Corp. Class A	188,128	12,480,412
Scripps Networks Interactive, Inc. Class A	6,905	438,399
Time Warner, Inc.	76,504	6,090,483
Twenty-First Century Fox, Inc. Class A	57,035	1,381,388
Twenty-First Century Fox, Inc. Class B	37,987	939,798
Viacom, Inc. Class B	59,686	2,274,037
Walt Disney Co. (The)	90,362	8,391,015

Total Media		33,963,235
Multiline Retail – 0.6%
Dollar General Corp.	16,604	1,162,114
Macy’s, Inc.	54,810	2,030,711
Nordstrom, Inc.(a)	22,465	1,165,484

Total Multiline Retail		4,358,309
Oil, Gas & Consumable Fuels – 0.4%
Cabot Oil & Gas Corp.	10,142	261,664
CVR Energy, Inc.(a)	21,162	291,401
EQT Corp.	1,834	133,185
HollyFrontier Corp.	28,647	701,851
Tesoro Corp.	12,369	984,078
Western Refining, Inc.	18,301	484,244

Total Oil, Gas & Consumable Fuels		2,856,423
Personal Products – 0.2%
Estee Lauder Cos., Inc. (The) Class A	16,315	1,444,856

See Notes to Financial Statements.

98	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2016

Investments	Shares	Value
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	187,313	$10,099,917
Eli Lilly & Co.	136,483	10,954,126
Zoetis, Inc.	18,250	949,182

Total Pharmaceuticals		22,003,225
Professional Services – 0.2%
Equifax, Inc.	6,624	891,458
ManpowerGroup, Inc.	7,157	517,165
Robert Half International, Inc.	11,428	432,664

Total Professional Services		1,841,287
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	815	92,739
Road & Rail – 1.8%
JB Hunt Transport Services, Inc.	6,643	539,013
Kansas City Southern	9,941	927,694
Landstar System, Inc.	1,410	95,993
Union Pacific Corp.	124,733	12,165,209

Total Road & Rail		13,727,909
Semiconductors & Semiconductor Equipment – 5.8%
Analog Devices, Inc.	27,834	1,793,901
Applied Materials, Inc.	83,161	2,507,304
Intel Corp.	419,021	15,818,043
KLA-Tencor Corp.	15,018	1,046,905
Linear Technology Corp.	19,581	1,160,957
Monolithic Power Systems, Inc.	1,472	118,496
NVIDIA Corp.	24,353	1,668,668
QUALCOMM, Inc.	192,787	13,205,909
Skyworks Solutions, Inc.	7,806	594,349
Teradyne, Inc.	8,215	177,280
Texas Instruments, Inc.	86,733	6,086,922
Xilinx, Inc.	21,558	1,171,462

Total Semiconductors & Semiconductor Equipment		45,350,196
Software – 4.9%
Activision Blizzard, Inc.	14,562	645,097
Blackbaud, Inc.	1,038	68,861
Intuit, Inc.	10,516	1,156,865
Microsoft Corp.	480,379	27,669,830
Oracle Corp.	218,050	8,565,004
SS&C Technologies Holdings, Inc.	4,840	155,606

Total Software		38,261,263
Specialty Retail – 3.4%
Advance Auto Parts, Inc.	556	82,911
American Eagle Outfitters, Inc.	27,742	495,472
CST Brands, Inc.	2,004	96,372
Dick’s Sporting Goods, Inc.	5,844	331,472
Foot Locker, Inc.	9,530	645,372
Gap, Inc. (The)	63,662	1,415,843
Home Depot, Inc. (The)	102,435	13,181,336
Lithia Motors, Inc. Class A	640	61,133
Lowe’s Cos., Inc.	61,609	4,448,786
Penske Automotive Group, Inc.(a)	8,991	433,186
Ross Stores, Inc.	16,215	1,042,624
Tiffany & Co.(a)	12,324	895,092
TJX Cos., Inc. (The)	35,685	2,668,524
Tractor Supply Co.	5,593	376,689
Williams-Sonoma, Inc.	9,153	467,535

Total Specialty Retail		26,642,347
Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	229,451	25,939,436
Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc.	2,381	206,457
Coach, Inc.	54,697	1,999,722
Columbia Sportswear Co.	4,807	272,749
Hanesbrands, Inc.	23,824	601,556
NIKE, Inc. Class B	61,093	3,216,547
Ralph Lauren Corp.	4,767	482,134
VF Corp.	45,620	2,557,001

Total Textiles, Apparel & Luxury Goods		9,336,166
Tobacco – 4.7%
Altria Group, Inc.	402,435	25,445,965
Reynolds American, Inc.	236,890	11,169,363

Total Tobacco		36,615,328
Trading Companies & Distributors – 0.6%
Fastenal Co.	41,891	1,750,206
MSC Industrial Direct Co., Inc. Class A	7,366	540,738
W.W. Grainger, Inc.	7,816	1,757,349
Watsco, Inc.	3,694	520,485

Total Trading Companies & Distributors		4,568,778
TOTAL COMMON STOCKS (Cost: $737,917,530)		775,415,124
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $3,329,909)(c)	3,329,909	3,329,909
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $741,247,439)		778,745,033
Liabilities in Excess of Cash and Other Assets – (0.3)%		(2,672,819)

NET ASSETS – 100.0%		$776,072,214
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $3,732,324 and the total market value of the collateral held by the Fund was $3,833,927. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $504,018.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	99

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September	30, 2016

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 0.4%
HEICO Corp.	786	$54,391
HEICO Corp. Class A	1,305	78,966
National Presto Industries, Inc.(a)	850	74,622
Triumph Group, Inc.	2,222	61,949

Total Aerospace & Defense		269,928
Air Freight & Logistics – 0.3%
Forward Air Corp.	3,435	148,598
Park-Ohio Holdings Corp.	1,753	63,897

Total Air Freight & Logistics		212,495
Auto Components – 1.2%
Cooper Tire & Rubber Co.	6,032	229,337
Dana, Inc.	25,754	401,505
Standard Motor Products, Inc.	3,427	163,673
Strattec Security Corp.	328	11,578

Total Auto Components		806,093
Automobiles – 0.2%
Winnebago Industries, Inc.	5,093	120,042
Banks – 3.4%
Access National Corp.	3,455	82,574
BancFirst Corp.	3,933	285,182
Central Pacific Financial Corp.	11,524	290,289
Great Southern Bancorp, Inc.	3,470	141,229
Hanmi Financial Corp.	8,050	212,037
Hope Bancorp, Inc.	43,280	751,774
Independent Bank Corp.	6,273	105,575
ServisFirst Bancshares, Inc.	1,788	92,815
United Community Banks, Inc.	10,554	221,845

Total Banks		2,183,320
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	510	75,562
Building Products – 1.5%
AAON, Inc.	5,248	151,247
Apogee Enterprises, Inc.	2,815	125,802
Insteel Industries, Inc.	1,053	38,161
Simpson Manufacturing Co., Inc.	9,108	400,297
Universal Forest Products, Inc.	2,367	233,126

Total Building Products		948,633
Capital Markets – 3.9%
Arlington Asset Investment Corp. Class A(a)	39,092	578,171
Cohen & Steers, Inc.	20,115	859,916
Evercore Partners, Inc. Class A	12,088	622,653
Financial Engines, Inc.	5,570	165,485
GAMCO Investors, Inc. Class A	702	19,986
Pzena Investment Management, Inc. Class A	3,035	23,369
Westwood Holdings Group, Inc.	4,252	225,824

Total Capital Markets		2,495,404
Chemicals – 4.6%
A. Schulman, Inc.	10,654	310,245
Balchem Corp.	1,979	$153,432
Calgon Carbon Corp.	8,196	124,333
Chase Corp.	1,262	87,229
FutureFuel Corp.	10,335	116,579
H.B. Fuller Co.	9,582	445,276
Hawkins, Inc.	2,906	125,917
Innophos Holdings, Inc.	16,300	636,189
Innospec, Inc.	3,515	213,747
Minerals Technologies, Inc.	1,711	120,951
Quaker Chemical Corp.	2,866	303,595
Stepan Co.	4,517	328,205

Total Chemicals		2,965,698
Commercial Services & Supplies – 6.7%
ABM Industries, Inc.	12,776	507,207
Essendant, Inc.	6,495	133,277
G&K Services, Inc. Class A	4,820	460,262
Herman Miller, Inc.	12,065	345,059
HNI Corp.	12,538	499,012
Knoll, Inc.	11,809	269,836
Matthews International Corp. Class A	3,597	218,554
McGrath RentCorp	9,409	298,359
Mobile Mini, Inc.	10,826	326,945
MSA Safety, Inc.	11,222	651,325
Multi-Color Corp.	555	36,630
Steelcase, Inc. Class A	22,249	309,039
U.S. Ecology, Inc.	4,237	189,987
UniFirst Corp.	218	28,746
VSE Corp.	829	28,178

Total Commercial Services & Supplies		4,302,416
Communications Equipment – 1.4%
InterDigital, Inc.	7,566	599,227
Plantronics, Inc.	5,473	284,377

Total Communications Equipment		883,604
Construction & Engineering – 0.6%
Argan, Inc.	3,289	194,676
Comfort Systems USA, Inc.	3,118	91,388
Primoris Services Corp.	5,208	107,285

Total Construction & Engineering		393,349
Construction Materials – 0.1%
United States Lime & Minerals, Inc.	682	45,012
Containers & Packaging – 1.3%
Greif, Inc. Class A	16,630	824,682
Distributors – 0.2%
Core-Mark Holding Co., Inc.	3,347	119,823
Diversified Consumer Services – 0.8%
Capella Education Co.	3,541	205,520
Carriage Services, Inc.	713	16,862
DeVry Education Group, Inc.(a)	9,609	221,583
Liberty Tax, Inc.	3,570	45,625

Total Diversified Consumer Services		489,590

See Notes to Financial Statements.

100	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September	30, 2016

Investments	Shares	Value
Diversified Financial Services – 0.2%
A-Mark Precious Metals, Inc.	1,084	$17,398
Marlin Business Services Corp.	5,681	110,098

Total Diversified Financial Services		127,496
Diversified Telecommunication Services – 0.7%
ATN International, Inc.	3,527	229,396
Inteliquent, Inc.	14,688	237,064

Total Diversified Telecommunication Services		466,460
Electric Utilities – 1.0%
MGE Energy, Inc.	11,289	637,941
Electrical Equipment – 0.5%
Allied Motion Technologies, Inc.	507	9,587
AZZ, Inc.	2,806	183,148
Encore Wire Corp.	425	15,627
Hubbell, Inc.	787	84,791
Preformed Line Products Co.	974	41,074

Total Electrical Equipment		334,227
Electronic Equipment, Instruments & Components – 2.5%
Badger Meter, Inc.	5,212	174,654
CTS Corp.	3,888	72,317
Dolby Laboratories, Inc. Class A	9,959	540,674
Littelfuse, Inc.	3,190	410,904
Mesa Laboratories, Inc.	284	32,478
Methode Electronics, Inc.	5,802	202,896
MTS Systems Corp.	3,901	179,563

Total Electronic Equipment, Instruments & Components		1,613,486
Energy Equipment & Services – 0.6%
U.S. Silica Holdings, Inc.	8,989	418,528
Equity Real Estate Investment Trusts (REITs) – 1.2%
Universal Health Realty Income Trust	8,092	509,958
Urstadt Biddle Properties, Inc. Class A	13,172	292,682

Total Equity Real Estate Investment Trusts (REITs)		802,640
Food & Staples Retailing – 0.9%
Andersons, Inc. (The)	7,151	258,723
Weis Markets, Inc.	6,677	353,881

Total Food & Staples Retailing		612,604
Food Products – 0.9%
Alico, Inc.	635	17,056
Limoneira Co.(a)	2,108	39,841
Sanderson Farms, Inc.(a)	3,489	336,095
Tootsie Roll Industries, Inc.(a)	5,921	218,071

Total Food Products		611,063
Gas Utilities – 2.5%
Chesapeake Utilities Corp.	4,476	273,304
South Jersey Industries, Inc.	45,123	1,333,385

Total Gas Utilities		1,606,689
Health Care Equipment & Supplies – 1.7%
Abaxis, Inc.	2,544	131,321
Analogic Corp.	796	70,526
Atrion Corp.	221	94,279
CONMED Corp.	7,134	285,788
LeMaitre Vascular, Inc.	2,485	49,302
Meridian Bioscience, Inc.	22,427	432,617
Utah Medical Products, Inc.	928	55,494

Total Health Care Equipment & Supplies		1,119,327
Health Care Providers & Services – 0.8%
Aceto Corp.	3,702	70,301
Ensign Group, Inc. (The)	4,275	86,056
National HealthCare Corp.	3,347	220,868
U.S. Physical Therapy, Inc.	1,987	124,585

Total Health Care Providers & Services		501,810
Hotels, Restaurants & Leisure – 4.4%
Bloomin’ Brands, Inc.	17,306	298,355
Cheesecake Factory, Inc. (The)	8,492	425,110
DineEquity, Inc.	8,034	636,212
Interval Leisure Group, Inc.	17,409	298,913
Papa John’s International, Inc.	4,770	376,114
Ruth’s Hospitality Group, Inc.	5,205	73,495
Sonic Corp.	7,133	186,742
Texas Roadhouse, Inc.	13,735	536,077

Total Hotels, Restaurants & Leisure		2,831,018
Household Durables – 1.9%
Bassett Furniture Industries, Inc.	1,523	35,410
Ethan Allen Interiors, Inc.	5,892	184,243
Flexsteel Industries, Inc.	1,204	62,271
KB Home(a)	7,099	114,436
La-Z-Boy, Inc.	8,047	197,634
Lennar Corp. Class B	1,262	42,365
Libbey, Inc.	4,192	74,827
Lifetime Brands, Inc.	1,809	24,349
MDC Holdings, Inc.	19,437	501,475

Total Household Durables		1,237,010
Household Products – 0.6%
Oil-Dri Corp. of America	1,063	40,011
WD-40 Co.	2,956	332,343

Total Household Products		372,354
Insurance – 1.5%
AMERISAFE, Inc.	3,114	183,041
Employers Holdings, Inc.	3,851	114,875
Federated National Holding Co.	1,258	23,512
Fidelity & Guaranty Life(a)	7,798	180,836
HCI Group, Inc.	5,040	153,014
Investors Title Co.	100	9,950
Stewart Information Services Corp.	744	33,071
Universal Insurance Holdings, Inc.(a)	10,159	256,007

Total Insurance		954,306
Internet & Catalog Retail – 0.7%
Nutrisystem, Inc.	9,492	281,818
PetMed Express, Inc.(a)	8,718	176,801

Total Internet & Catalog Retail		458,619

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September	30, 2016

Investments	Shares	Value
Internet Software & Services – 0.1%
Reis, Inc.	3,530	$72,224
IT Services – 3.9%
Computer Task Group, Inc.	5,452	25,624
Convergys Corp.	16,903	514,189
CSG Systems International, Inc.	8,848	365,688
Forrester Research, Inc.	5,360	208,504
Hackett Group, Inc. (The)	4,415	72,936
Science Applications International Corp.	16,029	1,111,932
TeleTech Holdings, Inc.	8,261	239,486

Total IT Services		2,538,359
Leisure Products – 0.4%
Escalade, Inc.	2,575	32,857
Johnson Outdoors, Inc. Class A	1,222	44,444
Sturm Ruger & Co., Inc.	3,109	179,576

Total Leisure Products		256,877
Machinery – 10.7%
Actuant Corp. Class A	1,055	24,518
Alamo Group, Inc.	720	47,441
Albany International Corp. Class A	5,339	226,267
Altra Industrial Motion Corp.	5,973	173,038
American Railcar Industries, Inc.(a)	6,540	271,214
Barnes Group, Inc.	7,502	304,206
CIRCOR International, Inc.	551	32,818
Columbus McKinnon Corp.	1,716	30,613
Douglas Dynamics, Inc.	9,114	291,101
Eastern Co. (The)	1,217	24,377
EnPro Industries, Inc.	3,869	219,837
Federal Signal Corp.	11,152	147,876
Franklin Electric Co., Inc.	6,217	253,094
Gorman-Rupp Co. (The)	3,994	102,286
Graham Corp.	1,963	37,493
Greenbrier Cos., Inc. (The)(a)	7,836	276,611
Hillenbrand, Inc.	17,507	553,921
Hurco Cos., Inc.	832	23,354
Hyster-Yale Materials Handling, Inc.	2,716	163,313
John Bean Technologies Corp.	2,258	159,302
Joy Global, Inc.	66,455	1,843,462
Kadant, Inc.	1,788	93,173
L.B. Foster Co. Class A	1,475	17,715
Lindsay Corp.(a)	1,885	139,452
Manitowoc Co., Inc. (The)	7,513	35,987
Mueller Industries, Inc.	6,197	200,907
Mueller Water Products, Inc. Class A	14,830	186,116
NN, Inc.	4,667	85,173
Standex International Corp.	891	82,747
Sun Hydraulics Corp.	3,110	100,360
Supreme Industries, Inc. Class A	2,355	45,451
Tennant Co.	2,450	158,760
Terex Corp.	13,862	352,233
Watts Water Technologies, Inc. Class A	3,573	231,673

Total Machinery		6,935,889
Marine – 0.4%
Matson, Inc.	7,136	284,584
Media – 3.4%
A.H. Belo Corp. Class A	7,567	55,617
AMC Entertainment Holdings, Inc. Class A(a)	7,374	229,258
John Wiley & Sons, Inc. Class A	12,882	664,840
Meredith Corp.	15,315	796,227
New York Times Co. (The) Class A	19,183	229,237
Saga Communications, Inc. Class A	1,010	45,793
Scholastic Corp.	4,685	184,402

Total Media		2,205,374
Metals & Mining – 4.1%
Carpenter Technology Corp.	14,783	609,947
Gold Resource Corp.(a)	38,976	289,202
Haynes International, Inc.	4,213	156,344
Kaiser Aluminum Corp.	4,532	391,973
Materion Corp.	3,531	108,437
Worthington Industries, Inc.	23,279	1,118,090

Total Metals & Mining		2,673,993
Multiline Retail – 0.7%
Big Lots, Inc.	9,738	464,989
Oil, Gas & Consumable Fuels – 0.8%
Green Plains, Inc.	11,287	295,720
Panhandle Oil and Gas, Inc. Class A	2,174	38,110
SM Energy Co.	3,962	152,854

Total Oil, Gas & Consumable Fuels		486,684
Paper & Forest Products – 2.7%
KapStone Paper and Packaging Corp.	21,625	409,145
Neenah Paper, Inc.	4,702	371,505
PH Glatfelter Co.	16,452	356,679
Schweitzer-Mauduit International, Inc.	15,930	614,261

Total Paper & Forest Products		1,751,590
Personal Products – 3.4%
Inter Parfums, Inc.	8,648	279,071
Nu Skin Enterprises, Inc. Class A	29,933	1,939,060

Total Personal Products		2,218,131
Professional Services – 1.9%
Barrett Business Services, Inc.	1,463	72,579
CEB, Inc.	7,820	425,955
Exponent, Inc.	3,032	154,814
Insperity, Inc.	4,650	337,776
Kforce, Inc.	5,795	118,740
Korn/Ferry International	5,843	122,703

Total Professional Services		1,232,567
Road & Rail – 1.0%
ArcBest Corp.	4,028	76,612
Celadon Group, Inc.	2,105	18,398
Heartland Express, Inc.	4,073	76,898
Knight Transportation, Inc.	8,092	232,159
Universal Logistics Holdings, Inc.	6,080	81,594

See Notes to Financial Statements.

102	WisdomTree Domestic Earnings and Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September	30, 2016

Investments	Shares	Value
Werner Enterprises, Inc.	7,021	$163,379

Total Road & Rail		649,040
Semiconductors & Semiconductor Equipment – 1.5%
IXYS Corp.	5,540	66,757
MKS Instruments, Inc.	13,268	659,818
Power Integrations, Inc.	3,737	235,543

Total Semiconductors & Semiconductor Equipment		962,118
Software – 1.7%
Ebix, Inc.(a)	4,110	233,654
Mentor Graphics Corp.	19,533	516,453
Monotype Imaging Holdings, Inc.	8,286	183,203
Pegasystems, Inc.	4,405	129,903
QAD, Inc. Class A	2,676	59,889

Total Software		1,123,102
Specialty Retail – 7.2%
Aaron’s, Inc.	3,258	82,818
Abercrombie & Fitch Co. Class A	20,386	323,934
Big 5 Sporting Goods Corp.	9,599	130,738
Buckle, Inc. (The)(a)	13,906	334,161
Cato Corp. (The) Class A	8,172	268,777
Chico’s FAS, Inc.	37,156	442,156
Children’s Place, Inc. (The)	2,216	176,992
DSW, Inc. Class A	26,869	550,277
Finish Line, Inc. (The) Class A	9,706	224,015
GNC Holdings, Inc. Class A	19,033	388,654
Group 1 Automotive, Inc.	2,620	167,366
Guess?, Inc.	38,881	568,051
Monro Muffler Brake, Inc.	2,721	166,444
Pier 1 Imports, Inc.(a)	40,164	170,295
Rent-A-Center, Inc.	32,740	413,834
Shoe Carnival, Inc.	2,254	60,092
Sonic Automotive, Inc. Class A	2,410	45,308
Stein Mart, Inc.	19,198	121,907
Winmark Corp.	127	13,401

Total Specialty Retail		4,649,220
Textiles, Apparel & Luxury Goods – 1.0%
Culp, Inc.	1,124	33,462
Movado Group, Inc.	2,727	58,576
Oxford Industries, Inc.	2,686	181,842
Superior Uniform Group, Inc.	2,784	55,095
Wolverine World Wide, Inc.	13,982	322,005

Total Textiles, Apparel & Luxury Goods		650,980
Thrifts & Mortgage Finance – 0.1%
Hingham Institution for Savings	255	35,318
Tobacco – 1.1%
Universal Corp.	11,882	691,770
Trading Companies & Distributors – 2.9%
Applied Industrial Technologies, Inc.	10,776	503,670
GATX Corp.(a)	15,818	704,692
H&E Equipment Services, Inc.	24,191	405,441
Houston Wire & Cable Co.	7,502	46,437
Kaman Corp.	4,817	211,563

Total Trading Companies & Distributors		1,871,803
Water Utilities – 1.0%
American States Water Co.	10,839	434,102
Connecticut Water Service, Inc.	4,410	219,309

Total Water Utilities		653,411
Wireless Telecommunication Services – 0.5%
Shenandoah Telecommunications Co.	6,958	189,327
Spok Holdings, Inc.	8,133	144,930

Total Wireless Telecommunication Services		334,257
TOTAL COMMON STOCKS (Cost: $59,801,310)		64,583,509
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.8%
United States – 5.8%
State Street Navigator Securities Lending Prime Portfolio, 0.28%(b)
(Cost: $3,756,314)(c)	3,756,314	3,756,314
TOTAL INVESTMENTS IN SECURITIES – 105.6% (Cost: $63,557,624)		68,339,823
Liabilities in Excess of Cash and Other Assets – (5.6)%		(3,630,793)

NET ASSETS – 100.0%		$64,709,030
(a)	Security, or portion thereof, was on loan at September 30, 2016 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2016.

(c)

At September 30, 2016, the total market value of the Fund’s securities on loan was $3,678,204 and the total market value of the collateral held by the Fund was $3,774,512. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,198.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	103

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Earnings and Dividend Funds

September 30, 2016

	WisdomTree Dividend ex- Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree High Dividend Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
ASSETS:

Investments, at cost	$848,965,810	$106,065,380	$1,173,987,218	$1,786,639,156	$194,539,128

Investment in affiliates, at cost (Note 3)	1,925,293	278,107	3,168,900	—	358,835
Investments in securities, at value[1] (Note 2)	948,799,266	119,759,279	1,303,686,769	1,948,937,172	199,761,694

Investment in affiliates, at value (Note 3)	1,953,140	276,291	3,163,391	—	374,404

Cash	107,775	6,318	25,364	308,347	2,101

Receivables:

Investment securities sold	3,893,572	65,526	3,305,935	—	—

Dividends and interest	1,785,839	115,547	3,004,874	2,934,264	172,352
Total Assets	956,539,592	120,222,961	1,313,186,333	1,952,179,783	200,310,551
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	2,990,625	258,964	5,915,200	—	839,327

Capital shares redeemed	3,897,118	—	3,310,079	—	—

Advisory fees (Note 3)	300,605	27,771	406,129	450,381	62,917

Service fees (Note 2)	3,455	434	4,700	7,059	723
Total Liabilities	7,191,803	287,169	9,636,108	457,440	902,967
NET ASSETS	$949,347,789	$119,935,792	$1,303,550,225	$1,951,722,343	$199,407,584
NET ASSETS:

Paid-in capital	$989,764,974	$124,322,450	$1,258,198,131	$1,836,992,608	$204,911,593

Undistributed net investment income	916,670	64,545	1,536,188	1,307,251	148,805

Accumulated net realized loss on investments	(141,195,158)	(18,143,286)	(85,878,136)	(48,875,532)	(10,890,949)

Net unrealized appreciation on investments	99,861,303	13,692,083	129,694,042	162,298,016	5,238,135
NET ASSETS	$949,347,789	$119,935,792	$1,303,550,225	$1,951,722,343	$199,407,584
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,100,000	1,650,000	19,600,000	25,350,000	3,150,000
Net asset value per share	$78.46	$72.69	$66.51	$76.99	$63.30
[1] Includes market value of securities out on loan of:	$2,923,767	$318,029	$7,621,109	—	$910,473

See Notes to Financial Statements.

104	WisdomTree Domestic Earnings and Dividend Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Domestic Earnings and Dividend Funds

September 30, 2016

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
ASSETS:

Investments, at cost	$1,934,585,731	$647,407,325	$1,516,010,371	$399,355,990	$441,404,636

Investment in affiliates, at cost (Note 3)	2,848,184	1,832,333	2,436,896	560,777	351,479
Investments in securities, at value[1] (Note 2)	2,156,291,780	706,634,582	1,710,313,010	435,490,116	524,463,266

Investment in affiliates, at value (Note 3)	2,848,399	1,853,588	2,447,308	573,542	354,558

Cash	1,522	201,147	11,315	19,832	7,718

Receivables:

Investment securities sold	—	3,724	—	110,814	—

Capital shares sold	4,525,075	—	7,531,143	—	—

Dividends and interest	4,249,175	727,030	3,368,111	354,582	860,896
Total Assets	2,167,915,951	709,420,071	1,723,670,887	436,548,886	525,686,438
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	57,768,178	20,924,388	92,683,101	40,728,417	2,457,051

Investment securities purchased	4,518,594	—	7,519,098	—	—

Advisory fees (Note 3)	646,503	214,149	497,652	122,254	120,448

Service fees (Note 2)	7,484	2,480	5,741	1,411	1,889
Total Liabilities	62,940,759	21,141,017	100,705,592	40,852,082	2,579,388
NET ASSETS	$2,104,975,192	$688,279,054	$1,622,965,295	$395,696,804	$523,107,050
NET ASSETS:

Paid-in capital	$1,948,520,618	$695,776,982	$1,566,965,869	$406,668,435	$464,907,301

Undistributed net investment income	3,182,181	428,968	2,660,210	225,551	462,201

Accumulated net realized loss on investments	(68,433,871)	(67,175,408)	(140,973,835)	(47,344,073)	(25,324,161)

Net unrealized appreciation on investments	221,706,264	59,248,512	194,313,051	36,146,891	83,061,709
NET ASSETS	$2,104,975,192	$688,279,054	$1,622,965,295	$395,696,804	$523,107,050
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	23,150,000	7,200,000	21,550,000	4,650,000	6,700,000
Net asset value per share	$90.93	$95.59	$75.31	$85.10	$78.08
[1] Includes market value of securities out on loan of:	$82,358,391	$26,574,738	$101,773,736	$43,549,352	$2,622,295

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	105

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Domestic Earnings and Dividend Funds

September 30, 2016

	WisdomTree Total Earnings Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$55,331,891	$741,247,439	$63,557,624
Investments in securities, at value[1] (Note 2)	60,145,178	778,745,033	68,339,823

Cash	13,999	838,162	41,385

Receivables:

Investment securities sold	19,341	—	—

Capital shares sold	—	61,305,591	—

Dividends and interest	58,209	860,959	102,825
Total Assets	60,236,727	841,749,745	68,484,033
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	394,008	3,329,909	3,756,314

Investment securities purchased	—	62,183,368	—

Advisory fees (Note 3)	13,769	161,714	18,475

Service fees (Note 2)	216	2,540	214
Total Liabilities	407,993	65,677,531	3,775,003
NET ASSETS	$59,828,734	$776,072,214	$64,709,030
NET ASSETS:

Paid-in capital	$61,397,562	$752,733,796	$63,433,008

Undistributed net investment income	32,211	340,575	74,030

Accumulated net realized loss on investments	(6,414,326)	(14,499,751)	(3,580,207)

Net unrealized appreciation on investments	4,813,287	37,497,594	4,782,199
NET ASSETS	$59,828,734	$776,072,214	$64,709,030
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	800,000	24,050,000	2,100,000
Net asset value per share	$74.79	$32.27	$30.81
[1] Includes market value of securities out on loan of:	$427,106	$3,732,324	$3,678,204

See Notes to Financial Statements.

106	WisdomTree Domestic Earnings and Dividend Funds

Statements of Operations (unaudited)

WisdomTree Domestic Earnings and Dividend Funds

For the Six Months Ended September 30, 2016

	WisdomTree Dividend ex- Financials Fund	WisdomTree Earnings 500 Fund	WisdomTree High Dividend Fund	WisdomTree LargeCap Dividend Fund	WisdomTree LargeCap Value Fund
INVESTMENT INCOME:

Dividends	$17,466,793	$1,344,965	$22,640,081	$27,796,828	$1,761,397

Dividends from affiliates (Note 3)	74,649	8,418	64,587	54,077	8,476

Securities lending income (Note 2)	60,088	5,667	174,664	77,205	46,694
Total investment income	17,601,530	1,359,050	22,879,332	27,928,110	1,816,567
EXPENSES:

Advisory fees (Note 3)	1,789,004	165,387	2,257,851	2,584,954	362,984

Service fees (Note 2)	20,715	2,595	26,143	40,589	4,203

Legal fees (Note 2)	—	—	1,556	—	—
Total expenses	1,809,719	167,982	2,285,550	2,625,543	367,187
Expense waivers (Note 3)	(501)	—	(2,818)	—	(467)
Net expenses	1,809,218	167,982	2,282,732	2,625,543	366,720
Net investment income	15,792,312	1,191,068	20,596,600	25,302,567	1,449,847
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:

Investment transactions	39,396	315,979	378,291	2,644,683	207,387

Investment transactions in affiliates (Note 3)	768,235	45,641	423,621	532,896	24,979

In-kind redemptions	4,757,082	1,033,206	1,723,211	41,720,499	—

In-kind redemptions in affiliates (Note 3)	11,313	831	332	5,657	—
Net realized gain	5,576,026	1,395,657	2,525,455	44,903,735	232,366
Net change in unrealized appreciation on investments	32,540,634	3,628,246	54,028,211	38,101,810	1,257,404
Net realized and unrealized gain on investments	38,116,660	5,023,903	56,553,666	83,005,545	1,489,770
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,908,972	$6,214,971	$77,150,266	$108,308,112	$2,939,617

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	107

Statements of Operations (unaudited) (continued)

WisdomTree Domestic Earnings and Dividend Funds

For the Six Months Ended September 30, 2016

	WisdomTree MidCap Dividend Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Dividend Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Total Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$31,026,850	$6,759,192	$24,789,212	$2,592,900	$7,936,144

Dividends from affiliates (Note 3)	42,871	41,034	73,440	12,104	9,303

Securities lending income (Note 2)	381,151	401,414	1,855,204	448,293	45,055
Total investment income	31,450,872	7,201,640	26,717,856	3,053,297	7,990,502
EXPENSES:

Advisory fees (Note 3)	3,531,070	1,273,155	2,690,240	726,435	716,083

Service fees (Note 2)	40,887	14,743	31,133	8,405	11,247

Legal fees (Note 2)	5,115	—	—	—	642
Total expenses	3,577,072	1,287,898	2,721,373	734,840	727,972
Expense waivers (Note 3)	(415)	(1,039)	—	—	—
Net expenses	3,576,657	1,286,859	2,721,373	734,840	727,972
Net investment income	27,874,215	5,914,781	23,996,483	2,318,457	7,262,530
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	14,898,887	2,737,343	(8,383,310)	404,400	1,299,480

Investment transactions in affiliates (Note 3)	266,979	168,011	918,633	156,438	36,960

In-kind redemptions	1,168,978	3,158,783	1,218,074	2,800,316	2,901,041

In-kind redemptions in affiliates (Note 3)	199	1,872	1,030	3,106	8
Net realized gain (loss)	16,335,043	6,066,009	(6,245,573)	3,364,260	4,237,489
Net change in unrealized appreciation on investments	82,320,842	33,022,841	134,951,764	34,972,861	21,717,198
Net realized and unrealized gain on investments	98,655,885	39,088,850	128,706,191	38,337,121	25,954,687
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,530,100	$45,003,631	$152,702,674	$40,655,578	$33,217,217
[1] Net of foreign withholding tax of:	—	$4,771	—	$85	—

See Notes to Financial Statements.

108	WisdomTree Domestic Earnings and Dividend Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Domestic Earnings and Dividend Funds

For the Six Months Ended September 30, 2016

	WisdomTree Total Earnings Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends[1]	$654,978	$8,254,128	$555,342

Securities lending income (Note 2)	6,121	57,510	63,837
Total investment income	661,099	8,311,638	619,179
EXPENSES:

Advisory fees (Note 3)	82,100	907,568	84,306

Service fees (Note 2)	1,290	14,262	976
Total expenses	83,390	921,830	85,282
Net investment income	577,709	7,389,808	533,897
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:

Investment transactions	209,139	855,272	443,416

In-kind redemptions	—	572,348	—
Net realized gain	209,139	1,427,620	443,416
Net change in unrealized appreciation on investments	2,445,910	19,406,929	3,535,204
Net realized and unrealized gain on investments	2,655,049	20,834,549	3,978,620
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,232,758	$28,224,357	$4,512,517
[1] Net of foreign withholding tax of:	$45	—	—

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	109

Statements of Changes in Net Assets

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree Earnings 500 Fund		WisdomTree High Dividend Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,792,312	$34,582,547	$1,191,068	$2,787,694	$20,596,600	$33,657,732

Net realized gain on investments	5,576,026	37,704,458	1,395,657	9,651,003	2,525,455	26,698,154

Net change in unrealized appreciation (depreciation) on investments	32,540,634	(62,963,675)	3,628,246	(12,967,759)	54,028,211	8,731,396
Net increase (decrease) in net assets resulting from operations	53,908,972	9,323,330	6,214,971	(529,062)	77,150,266	69,087,282
DIVIDENDS:

Net investment income	(16,669,308)	(34,743,423)	(1,245,750)	(2,740,986)	(21,332,355)	(32,904,903)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	19,149,618	276,794,268	—	10,234,135	232,255,610	202,163,650

Cost of shares redeemed	(23,234,199)	(586,168,230)	(3,445,091)	(27,938,473)	(9,885,691)	(272,832,879)
Net increase (decrease) in net assets resulting from capital share transactions	(4,084,581)	(309,373,962)	(3,445,091)	(17,704,338)	222,369,919	(70,669,229)
Net Increase (Decrease) in Net Assets	33,155,083	(334,794,055)	1,524,130	(20,974,386)	278,187,830	(34,486,850)
NET ASSETS:

Beginning of period	$916,192,706	$1,250,986,761	$118,411,662	$139,386,048	$1,025,362,395	$1,059,849,245

End of period	$949,347,789	$916,192,706	$119,935,792	$118,411,662	$1,303,550,225	$1,025,362,395
Undistributed net investment income included in net assets at end of period	$916,670	$1,793,666	$64,545	$119,227	$1,536,188	$2,271,943
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	12,150,000	16,500,000	1,700,000	1,950,000	16,200,000	17,450,000

Shares created	250,000	3,950,000	—	150,000	3,550,000	3,400,000

Shares redeemed	(300,000)	(8,300,000)	(50,000)	(400,000)	(150,000)	(4,650,000)
Shares outstanding, end of period	12,100,000	12,150,000	1,650,000	1,700,000	19,600,000	16,200,000

See Notes to Financial Statements.

110	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree LargeCap Dividend Fund		WisdomTree LargeCap Value Fund		WisdomTree MidCap Dividend Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$25,302,567	$49,773,474	$1,449,847	$609,096	$27,874,215	$39,625,363

Net realized gain (loss) on investments	44,903,735	107,897,396	232,366	(256,381)	16,335,043	18,592,312

Net change in unrealized appreciation (depreciation) on investments	38,101,810	(112,492,541)	1,257,404	(1,005,141)	82,320,842	(26,432,803)
Net increase (decrease) in net assets resulting from operations	108,308,112	45,178,329	2,939,617	(652,426)	126,530,100	31,784,872
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(26,215,870)	(49,180,302)	(1,401,750)	(522,957)	(28,523,426)	(38,312,134)

Capital gains	—	—	—	—	—	(5,471,376)
Total dividends and distributions	(26,215,870)	(49,180,302)	(1,401,750)	(522,957)	(28,523,426)	(43,783,510)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	336,749,553	174,323,599	59,808,134	129,363,313	401,859,170	452,684,354

Cost of shares redeemed	(192,378,537)	(551,680,751)	—	(16,637,196)	(4,374,829)	(427,097,281)
Net increase (decrease) in net assets resulting from capital share transactions	144,371,016	(377,357,152)	59,808,134	112,726,117	397,484,341	25,587,073
Net Increase (Decrease) in Net Assets	226,463,258	(381,359,125)	61,346,001	111,550,734	495,491,015	13,588,435
NET ASSETS:

Beginning of period	$1,725,259,085	$2,106,618,210	$138,061,583	$26,510,849	$1,609,484,177	$1,595,895,742

End of period	$1,951,722,343	$1,725,259,085	$199,407,584	$138,061,583	$2,104,975,192	$1,609,484,177
Undistributed net investment income included in net assets at end of period	$1,307,251	$2,220,554	$148,805	$100,708	$3,182,181	$3,831,392
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	23,500,000	28,750,000	2,200,000	400,000	18,700,000	18,550,000

Shares created	4,350,000	2,450,000	950,000	2,050,000	4,500,000	5,550,000

Shares redeemed	(2,500,000)	(7,700,000)	—	(250,000)	(50,000)	(5,400,000)
Shares outstanding, end of period	25,350,000	23,500,000	3,150,000	2,200,000	23,150,000	18,700,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	111

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree MidCap Earnings Fund		WisdomTree SmallCap Dividend Fund		WisdomTree SmallCap Earnings Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,914,781	$9,426,945	$23,996,483	$36,813,375	$2,318,457	$5,103,400

Net realized gain (loss) on investments	6,066,009	(9,045,235)	(6,245,573)	3,971,646	3,364,260	(10,998,655)

Net change in unrealized appreciation (depreciation) on investments	33,022,841	(51,333,584)	134,951,764	(71,379,353)	34,972,861	(27,316,211)
Net increase (decrease) in net assets resulting from operations	45,003,631	(50,951,874)	152,702,674	(30,594,332)	40,655,578	(33,211,466)
DIVIDENDS:

Net investment income	(6,408,000)	(8,681,892)	(24,938,632)	(34,291,884)	(2,764,500)	(4,657,222)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,805,170	236,177,386	282,263,473	321,756,216	—	31,074,547

Cost of shares redeemed	(18,066,078)	(251,130,947)	(3,719,783)	(289,144,744)	(12,158,955)	(45,362,482)
Net increase (decrease) in net assets resulting from capital share transactions	(13,260,908)	(14,953,561)	278,543,690	32,611,472	(12,158,955)	(14,287,935)
Net Increase (Decrease) in Net Assets	25,334,723	(74,587,327)	406,307,732	(32,274,744)	25,732,123	(52,156,623)
NET ASSETS:

Beginning of period	$662,944,331	$737,531,658	$1,216,657,563	$1,248,932,307	$369,964,681	$422,121,304

End of period	$688,279,054	$662,944,331	$1,622,965,295	$1,216,657,563	$395,696,804	$369,964,681
Undistributed net investment income included in net assets at end of period	$428,968	$922,187	$2,660,210	$3,602,359	$225,551	$671,594
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,350,000	7,650,000	17,700,000	17,350,000	4,800,000	5,000,000

Shares created	50,000	2,650,000	3,900,000	4,850,000	—	400,000

Shares redeemed	(200,000)	(2,950,000)	(50,000)	(4,500,000)	(150,000)	(600,000)
Shares outstanding, end of period	7,200,000	7,350,000	21,550,000	17,700,000	4,650,000	4,800,000

See Notes to Financial Statements.

112	WisdomTree Domestic Earnings and Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Total Earnings Fund		WisdomTree U.S. Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,262,530	$14,271,515	$577,709	$1,557,900	$7,389,808	$12,114,643

Net realized gain on investments	4,237,489	43,371,160	209,139	11,551,503	1,427,620	2,448,596

Net change in unrealized appreciation (depreciation) on investments	21,717,198	(45,084,996)	2,445,910	(16,664,487)	19,406,929	(4,122,300)
Net increase (decrease) in net assets resulting from operations	33,217,217	12,557,679	3,232,758	(3,555,084)	28,224,357	10,440,939
DIVIDENDS:

Net investment income	(7,614,000)	(14,082,024)	(608,000)	(1,549,810)	(7,811,314)	(11,551,881)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,566,157	42,946,184	—	—	163,461,422	270,044,627

Cost of shares redeemed	(7,770,662)	(130,575,780)	—	(44,900,157)	(3,153,174)	(121,740,728)
Net increase (decrease) in net assets resulting from capital share transactions	3,795,495	(87,629,596)	—	(44,900,157)	160,308,248	148,303,899
Net Increase (Decrease) in Net Assets	29,398,712	(89,153,941)	2,624,758	(50,005,051)	180,721,291	147,192,957
NET ASSETS:

Beginning of period	$493,708,338	$582,862,279	$57,203,976	$107,209,027	$595,350,923	$448,157,966

End of period	$523,107,050	$493,708,338	$59,828,734	$57,203,976	$776,072,214	$595,350,923
Undistributed net investment income included in net assets at end of period	$462,201	$813,671	$32,211	$62,502	$340,575	$762,081
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,650,000	7,850,000	800,000	1,450,000	19,050,000	14,350,000

Shares created	150,000	600,000	—	—	5,100,000	8,800,000

Shares redeemed	(100,000)	(1,800,000)	—	(650,000)	(100,000)	(4,100,000)
Shares outstanding, end of period	6,700,000	6,650,000	800,000	800,000	24,050,000	19,050,000

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	113

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Earnings and Dividend Funds

	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$533,897	$711,430

Net realized gain (loss) on investments	443,416	(1,881,730)

Net change in unrealized appreciation on investments	3,535,204	15,256
Net increase (decrease) in net assets resulting from operations	4,512,517	(1,155,044)
DIVIDENDS:

Net investment income	(545,500)	(646,575)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	25,533,822	22,218,605

Cost of shares redeemed	—	(7,802,447)
Net increase in net assets resulting from capital share transactions	25,533,822	14,416,158
Net Increase in Net Assets	29,500,839	12,614,539
NET ASSETS:

Beginning of period	$35,208,191	$22,593,652

End of period	$64,709,030	$35,208,191
Undistributed net investment income included in net assets at end of period	$74,030	$85,633
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,250,000	750,000

Shares created	850,000	800,000

Shares redeemed	—	(300,000)
Shares outstanding, end of period	2,100,000	1,250,000

See Notes to Financial Statements.

114	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dividend ex-Financials Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$75.41	$75.82	$70.27	$62.03	$54.81	$50.13
Investment operations:
Net investment income[1]	1.29	2.46	2.47	2.00	2.27	2.06
Net realized and unrealized gain (loss)	3.12	(0.38)	5.38	8.22	7.36	4.31
Total from investment operations	4.41	2.08	7.85	10.22	9.63	6.37
Dividends to shareholders:
Net investment income	(1.36)	(2.49)	(2.30)	(1.98)	(2.41)	(1.69)
Net asset value, end of period	$78.46	$75.41	$75.82	$70.27	$62.03	$54.81

TOTAL RETURN[2]	5.90%	2.96%	11.27%	16.75%	18.18%	12.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$949,348	$916,193	$1,250,987	$1,127,812	$1,094,800	$1,268,812
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.38%	0.39%[6]	0.38%	0.38%	0.38%
Net investment income	3.35%[5]	3.39%	3.34%	3.06%	4.08%	4.05%
Portfolio turnover rate[7]	1%	32%	32%	35%	34%	38%

WisdomTree Earnings 500 Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$69.65	$71.48	$65.39	$54.46	$49.42	$45.59
Investment operations:
Net investment income[1]	0.72	1.47	1.34	1.14	1.04	0.88
Net realized and unrealized gain (loss)	3.08	(1.81)	6.01	10.88	5.10	3.84
Total from investment operations	3.80	(0.34)	7.35	12.02	6.14	4.72
Dividends to shareholders:
Net investment income	(0.76)	(1.49)	(1.26)	(1.09)	(1.10)	(0.89)
Net asset value, end of period	$72.69	$69.65	$71.48	$65.39	$54.46	$49.42

TOTAL RETURN[2]	5.48%	(0.45)%	11.28%	22.24%	12.66%	10.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$119,936	$118,412	$139,386	$101,351	$65,354	$69,187
Ratios to average net assets[3] of:
Expenses	0.28%[5]	0.28%[4]	0.29%[4,6]	0.28%	0.28%[4]	0.28%[4]
Net investment income	2.02%[5]	2.11%	1.93%	1.89%	2.12%	1.98%
Portfolio turnover rate[7]	2%	18%	16%	15%	13%	16%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38% and 0.28%, for WisdomTree Dividend ex-Financials Fund and WisdomTree Earnings 500 Fund, respectively.

[7]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	115

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree High Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$63.29	$60.74	$56.57	$51.17	$44.81	$40.52
Investment operations:
Net investment income[1]	1.14	2.10	1.95	1.77	1.82	1.66
Net realized and unrealized gain	3.25	2.50	4.03	5.37	6.40	4.15
Total from investment operations	4.39	4.60	5.98	7.14	8.22	5.81
Dividends to shareholders:
Net investment income	(1.17)	(2.05)	(1.81)	(1.74)	(1.86)	(1.52)
Net asset value, end of period	$66.51	$63.29	$60.74	$56.57	$51.17	$44.81

TOTAL RETURN[2]	6.97%	7.88%	10.64%	14.24%	18.83%	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,303,550	$1,025,362	$1,059,849	$797,595	$639,585	$427,918
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5,6]	0.38%[6]	0.39%[7]	0.38%	0.38%	0.38%
Net investment income	3.47%[5]	3.53%	3.25%	3.31%	3.91%	3.99%
Portfolio turnover rate[8]	2%	20%	27%	30%	28%	22%

WisdomTree LargeCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$73.42	$73.27	$67.60	$58.94	$52.98	$48.31
Investment operations:
Net investment income[1]	1.04	2.01	1.86	1.65	1.61	1.45
Net realized and unrealized gain	3.60	0.13	5.59	8.64	6.00	4.59
Total from investment operations	4.64	2.14	7.45	10.29	7.61	6.04
Dividends to shareholders:
Net investment income	(1.07)	(1.99)	(1.78)	(1.63)	(1.65)	(1.37)
Net asset value, end of period	$76.99	$73.42	$73.27	$67.60	$58.94	$52.98

TOTAL RETURN[2]	6.36%	3.04%	11.08%	17.70%	14.69%	12.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,951,722	$1,725,259	$2,106,618	$1,821,886	$1,500,106	$1,205,215
Ratios to average net assets[3] of:
Expenses	0.28%[5]	0.28%[4]	0.29%[4,9]	0.28%	0.28%[4]	0.28%[4]
Net investment income	2.74%[5]	2.81%	2.59%	2.62%	2.97%	3.02%
Portfolio turnover rate[8]	2%	11%	12%	11%	14%	14%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[7]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

[8]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[9]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

116	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$62.76	$66.28	$58.57	$48.86	$44.31	$43.02
Investment operations:
Net investment income[1]	0.48	1.06	0.88	0.61	1.02	0.75
Net realized and unrealized gain (loss)	0.51	(3.70)	7.71	9.70	4.56	1.26
Total from investment operations	0.99	(2.64)	8.59	10.31	5.58	2.01
Dividends to shareholders:
Net investment income	(0.45)	(0.88)	(0.88)	(0.60)	(1.03)	(0.72)
Net asset value, end of period	$63.30	$62.76	$66.28	$58.57	$48.86	$44.31

TOTAL RETURN[2]	1.58%	(4.00)%	14.73%	21.20%	12.81%	4.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$199,408	$138,062	$26,511	$26,357	$24,428	$31,015
Ratios to average net assets[3] of:
Expenses	0.38%[4,5]	0.38%[5]	0.39%[5,6]	0.38%	0.38%	0.38%[5]
Net investment income	1.52%[4]	1.68%	1.42%	1.14%	2.26%	1.84%
Portfolio turnover rate[7]	3%	85%	63%	67%	65%	62%

WisdomTree MidCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$86.07	$86.03	$76.99	$65.15	$56.25	$54.01
Investment operations:
Net investment income[1]	1.34	2.12	2.16	1.83	1.99	1.47
Net realized and unrealized gain	4.87	0.26	8.84	11.82	8.91	2.17
Total from investment operations	6.21	2.38	11.00	13.65	10.90	3.64
Dividends and distributions to shareholders:
Net investment income	(1.35)	(2.05)	(1.96)	(1.81)	(2.00)	(1.40)
Capital gains	–	(0.29)	—	—	—	—
Total dividends and distributions to shareholders	(1.35)	(2.34)	(1.96)	(1.81)	(2.00)	(1.40)
Net asset value, end of period	$90.93	$86.07	$86.03	$76.99	$65.15	$56.25

TOTAL RETURN[2]	7.25%	2.98%	14.46%	21.24%	19.96%	6.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,104,975	$1,609,484	$1,595,896	$993,148	$540,728	$345,963
Ratios to average net assets[3] of:
Expenses[5]	0.38%[4,8]	0.38%[8]	0.39%[9]	0.38%	0.38%	0.38%
Net investment income	3.00%[4]	2.60%	2.65%	2.58%	3.46%	2.81%
Portfolio turnover rate[7]	5%	32%	30%	32%	33%	29%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	117

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$90.20	$96.41	$88.74	$70.55	$61.00	$58.75
Investment operations:
Net investment income[1]	0.82	1.19	1.25	1.00	1.09	0.62
Net realized and unrealized gain (loss)	5.46	(6.30)	7.56	18.11	9.54	2.20
Total from investment operations	6.28	(5.11)	8.81	19.11	10.63	2.82
Dividends to shareholders:
Net investment income	(0.89)	(1.10)	(1.14)	(0.92)	(1.08)	(0.57)
Net asset value, end of period	$95.59	$90.20	$96.41	$88.74	$70.55	$61.00

TOTAL RETURN[2]	6.99%	(5.29)%	9.99%	27.26%	17.75%	4.92%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$688,279	$662,944	$737,532	$514,682	$211,643	$158,596
Ratios to average net assets[3] of:
Expenses[4]	0.38%[5]	0.38%	0.39%[6]	0.38%	0.38%	0.38%
Net investment income	1.77%[5]	1.32%	1.37%	1.24%	1.80%	1.11%
Portfolio turnover rate[7]	4%	40%	36%	41%	39%	38%

WisdomTree SmallCap Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$68.74	$71.98	$68.33	$57.07	$49.03	$48.66
Investment operations:
Net investment income[1]	1.22	2.07	1.97	1.85	1.87	1.68
Net realized and unrealized gain (loss)	6.61	(3.38)	3.62	11.10	8.14	0.34
Total from investment operations	7.83	(1.31)	5.59	12.95	10.01	2.02
Dividends to shareholders:
Net investment income	(1.26)	(1.93)	(1.94)	(1.69)	(1.97)	(1.65)
Net asset value, end of period	$75.31	$68.74	$71.98	$68.33	$57.07	$49.03

TOTAL RETURN[2]	11.49%	(1.69)%	8.33%	22.99%	21.06%	4.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,622,965	$1,216,658	$1,248,932	$1,062,525	$553,551	$313,791
Ratios to average net assets[3] of:
Expenses	0.38%[5]	0.38%[4]	0.39%[4,6]	0.38%[4]	0.38%[4]	0.38%[4]
Net investment income	3.39%[5]	3.10%	2.86%	2.93%	3.71%	3.69%
Portfolio turnover rate[7]	6%	33%	33%	42%	49%	31%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

118	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree SmallCap Earnings Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$77.08	$84.42	$81.40	$63.40	$56.59	$54.97
Investment operations:
Net investment income[1]	0.49	1.03	0.99	0.73	1.03	0.74
Net realized and unrealized gain (loss)	8.12	(7.44)	2.96	17.95	6.86	1.59
Total from investment operations	8.61	(6.41)	3.95	18.68	7.89	2.33
Dividends to shareholders:
Net investment income	(0.59)	(0.93)	(0.93)	(0.68)	(1.08)	(0.71)
Net asset value, end of period	$85.10	$77.08	$84.42	$81.40	$63.40	$56.59

TOTAL RETURN[2]	11.20%	(7.60)%	4.89%	29.55%	14.20%	4.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$395,697	$369,965	$422,121	$439,571	$180,687	$147,127
Ratios to average net assets[3] of:
Expenses	0.38%[4]	0.38%[5]	0.39%[5,6]	0.38%	0.38%[5]	0.38%[5]
Net investment income	1.21%[4]	1.31%	1.24%	0.98%	1.83%	1.43%
Portfolio turnover rate[7]	3%	43%	43%	61%	50%	41%

WisdomTree Total Dividend Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$74.24	$74.25	$68.29	$59.33	$53.04	$48.84
Investment operations:
Net investment income[1]	1.09	2.04	1.91	1.68	1.65	1.47
Net realized and unrealized gain (loss)	3.89	(0.03)	5.86	8.91	6.32	4.15
Total from investment operations	4.98	2.01	7.77	10.59	7.97	5.62
Dividends to shareholders:
Net investment income	(1.14)	(2.02)	(1.81)	(1.63)	(1.68)	(1.42)
Net asset value, end of period	$78.08	$74.24	$74.25	$68.29	$59.33	$53.04

TOTAL RETURN[2]	6.75%	2.84%	11.47%	18.10%	15.39%	11.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$523,107	$493,708	$582,862	$419,955	$296,638	$243,985
Ratios to average net assets[3] of:
Expenses	0.28%[4,8]	0.28%[5,8]	0.29%[5,9]	0.28%	0.28%[5]	0.28%[5]
Net investment income	2.84%[4]	2.83%	2.64%	2.65%	3.05%	3.03%
Portfolio turnover rate[7]	2%	12%	13%	12%	13%	15%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[7]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[9]	Included in the expense ratio are proxy and legal expenses. Without these proxy and legal expenses, the expense ratio would have been 0.28%.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	119

Financial Highlights (continued)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Net asset value, beginning of period	$71.50	$73.94	$67.79	$56.14	$50.62	$47.12
Investment operations:
Net investment income[1]	0.72	1.45	1.34	1.12	1.07	0.88
Net realized and unrealized gain (loss)	3.33	(2.34)	6.05	11.63	5.51	3.58
Total from investment operations	4.05	(0.89)	7.39	12.75	6.58	4.46
Dividends to shareholders:
Net investment income	(0.76)	(1.55)	(1.24)	(1.10)	(1.06)	(0.96)
Net asset value, end of period	$74.79	$71.50	$73.94	$67.79	$56.14	$50.62

TOTAL RETURN[2]	5.69%	(1.18)%	10.93%	22.89%	13.23%	9.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$59,829	$57,204	$107,209	$71,174	$53,329	$43,026
Ratios to average net assets of:
Expenses	0.28%[3]	0.28%	0.29%[4]	0.28%	0.28%[5]	0.28%[5,6]
Net investment income	1.97%[3]	2.00%	1.88%	1.81%	2.10%[5]	1.90%[5]
Portfolio turnover rate[7]	2%	12%	16%	13%	13%	12%

WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015		For the Period May 22, 2013* through March 31, 2014
Net asset value, beginning of period	$31.25	$31.23	$27.95		$24.86
Investment operations:
Net investment income[1]	0.36	0.70	0.66		0.48
Net realized and unrealized gain (loss)	1.04	(0.02)	3.21		3.02
Total from investment operations	1.40	0.68	3.87		3.50
Dividends and distributions to shareholders:
Net investment income	(0.38)	(0.66)	(0.59)		(0.41)
Capital gains	—	—	(0.00	) [8]	(0.00	) [8]
Total dividends and distributions to shareholders	(0.38)	(0.66)	(0.59)		(0.41)
Net asset value, end of period	$32.27	$31.25	$31.23		$27.95

TOTAL RETURN[2]	4.50%	2.25%	13.94%		14.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$776,072	$595,351	$448,158		$104,802
Ratios to average net assets of:
Expenses	0.28%[3]	0.28%	0.29%[4]		0.28%[3]
Net investment income	2.28%[3]	2.30%	2.19%		2.11%[3]
Portfolio turnover rate[7]	1%	32%	35%		31%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Total Earnings Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.28%.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]	Amount represents less than $0.005.

See Notes to Financial Statements.

120	WisdomTree Domestic Earnings and Dividend Funds

Financial Highlights (concluded)

WisdomTree Domestic Earnings and Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Period July 25, 2013* through March 31, 2014
Net asset value, beginning of period	$28.17	$30.12	$28.43	$25.02
Investment operations:
Net investment income[1]	0.35	0.67	0.65	0.34
Net realized and unrealized gain (loss)	2.64	(2.02)	1.69	3.32
Total from investment operations	2.99	(1.35)	2.34	3.66
Dividends and distributions to shareholders:
Net investment income	(0.35)	(0.60)	(0.65)	(0.25)
Capital gains	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.35)	(0.60)	(0.65)	(0.25)
Net asset value, end of period	$30.81	$28.17	$30.12	$28.43

TOTAL RETURN[3]	10.69%	(4.42)%	8.37%	14.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$64,709	$35,208	$22,594	$24,163
Ratios to average net assets of:
Expenses	0.38%[4]	0.38%	0.39%[5]	0.38%[4]
Net investment income	2.41%[4]	2.43%	2.30%	1.82%[4]
Portfolio turnover rate[6]	5%	50%	53%	71%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Included in the expense ratio are proxy expenses. Without these proxy expenses, the expense ratio would have been 0.38%.

[6]	Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Earnings and Dividend Funds	121

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2016, the Trust consisted of 92 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund’’)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund’’)	February 23, 2007
WisdomTree High Dividend Fund (“High Dividend Fund’’)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund’’)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund’’)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund’’)	February 23, 2007
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund’’)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund’’)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund’’)	February 23, 2007
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund’’)	May 22, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund’’)	July 25, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities (including short-term debt securities with remaining

122	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated exchange-traded funds (“ETFs” or “ETF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers.

WisdomTree Domestic Earnings and Dividend Funds	123

Notes to Financial Statements (unaudited) (continued)

Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing each Fund’s assets:

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$945,808,641	$—	$—
Exchange-Traded Funds	1,953,140	—	—
Investment of Cash Collateral for Securities Loaned	—	2,990,625	—
Total	$947,761,781	$2,990,625	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$119,500,315	$—	$—
Exchange-Traded Fund	276,291	—	—
Investment of Cash Collateral for Securities Loaned	—	258,964	—
Total	$119,776,606	$258,964	$—

High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,297,771,569	$—	$—
Exchange-Traded Fund	3,163,391	—	—
Investment of Cash Collateral for Securities Loaned	—	5,915,200	—
Total	$1,300,934,960	$5,915,200	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,948,937,172	$—	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$198,922,367	$—	$—
Exchange-Traded Funds	374,404	—	—
Investment of Cash Collateral for Securities Loaned	—	839,327	—
Total	$199,296,771	$839,327	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,098,523,602	$—	$—
Exchange-Traded Fund	2,848,399	—	—
Investment of Cash Collateral for Securities Loaned	—	57,768,178	—
Total	$2,101,372,001	$57,768,178	$—

124	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$685,710,194	$—	$—
Exchange-Traded Fund	1,853,588	—	—
Investment of Cash Collateral for Securities Loaned	—	20,924,388	—
Total	$687,563,782	$20,924,388	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,617,629,909	$—	$—
Exchange-Traded Fund	2,447,308	—	—
Investment of Cash Collateral for Securities Loaned	—	92,683,101	—
Total	$1,620,077,217	$92,683,101	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$394,761,699	$—	$—
Exchange-Traded Fund	573,542	—	—
Investment of Cash Collateral for Securities Loaned	—	40,728,417	—
Total	$395,335,241	$40,728,417	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$522,006,215	$—	$—
Exchange-Traded Fund	354,558	—	—
Investment of Cash Collateral for Securities Loaned	—	2,457,051	—
Total	$522,360,773	$2,457,051	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$59,751,170	$—	$—
Investment of Cash Collateral for Securities Loaned	—	394,008	—
Total	$59,751,170	$394,008	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$775,415,124	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,329,909	—
Total	$775,415,124	$3,329,909	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$64,583,509	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,756,314	—
Total	$64,583,509	$3,756,314	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

WisdomTree Domestic Earnings and Dividend Funds	125

Notes to Financial Statements (unaudited) (continued)

There were no Level 3 securities at or during the six months ended September 30, 2016.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the six months ended September 30, 2016.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld, if any.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

During the six months ended September 30, 2016, High Dividend Fund, MidCap Dividend Fund and Total Dividend Fund (the “Affected Funds”) incurred legal expenses pertaining to litigation brought against former shareholders of Lyondell Chemical Company (“Lyondell”), such as the Affected Funds. The lawsuit seeks to recover amounts paid to former shareholders of Lyondell as fraudulent transfer in connection with the leveraged buyout of Lyondell by Basell AF S.C.A in December of 2007 after Lyondell filed for bankruptcy in 2008. While the Affected Funds believe that they have valid defenses and are participating in the defense along with a number of other shareholders, at this stage of the proceedings, the Affected Funds are not able to make a reliable prediction as to the outcome of these lawsuits or the effect, if any, on an Affected Fund’s net asset value.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is

126	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2016, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2016, the Funds had securities on loan and the value of the related collateral received by each Fund exceeded the value of the securities loaned by each Fund. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

WisdomTree Domestic Earnings and Dividend Funds	127

Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dividend ex-Financials Fund	0.38%
Earnings 500 Fund	0.28%
High Dividend Fund	0.38%
LargeCap Dividend Fund	0.28%
LargeCap Value Fund	0.38%
MidCap Dividend Fund	0.38%
MidCap Earnings Fund	0.38%
SmallCap Dividend Fund	0.38%
SmallCap Earnings Fund	0.38%
Total Dividend Fund	0.28%
Total Earnings Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. SmallCap Quality Dividend Growth Fund	0.38%

Each Fund may purchase shares of affiliated ETFs in secondary market transactions to reduce cash balances. For these transactions, WTAM waives its advisory fees for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations.

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended September 30, 2016 are as follows:

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2016	Dividend Income
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$3,774,815	$1,150,703	$4,094,744	$978,543	$36,338
WisdomTree MidCap Dividend Fund	3,819,581	1,159,135	4,187,169	974,597	38,311
Total	$7,594,396	$2,309,838	$8,281,913	$1,953,140	$74,649

Earnings 500 Fund
WisdomTree High Dividend Fund	$295,518	$981,901	$1,015,534	$276,291	$8,418

High Dividend Fund
WisdomTree Total Dividend Fund	$3,686,039	$11,662,608	$12,362,741	$3,163,391	$64,587

LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$5,438,981	$7,742,930	$13,339,538	$—	$54,077

LargeCap Value Fund
WisdomTree Earnings 500 Fund	$312,455	$301,479	$371,797	$261,896	$6,116
WisdomTree MidCap Earnings Fund	138,591	121,760	159,703	112,508	2,360
Total	$451,046	$423,239	$531,500	$374,404	$8,476

128	WisdomTree Domestic Earnings and Dividend Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Value at 3/31/2016	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2016	Dividend Income
MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,751,177	$13,087,703	$12,127,517	$2,848,399	$42,871

MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$1,190,385	$5,825,329	$5,295,269	$1,853,588	$41,034

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$7,976,025	$7,273,680	$13,088,282	$2,447,308	$73,440

SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,288,529	$733,501	$1,511,658	$573,542	$12,104

Total Dividend Fund
WisdomTree Total Earnings Fund	$809,851	$3,146,240	$3,622,432	$354,558	$9,303

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2016, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a portfolio of equity securities and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2016 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Dividend ex-Financials Fund	$8,550,329	$8,958,224	$19,098,073	$23,174,677
Earnings 500 Fund	2,335,899	2,021,963	—	3,442,208
High Dividend Fund	20,302,676	20,314,210	228,325,319	6,610,210
LargeCap Dividend Fund	30,389,116	30,205,904	313,200,722	168,970,781
LargeCap Value Fund	5,463,240	5,215,312	59,738,115	—
MidCap Dividend Fund	95,789,535	92,182,608	401,061,171	4,368,457
MidCap Earnings Fund	23,643,823	60,370,174	4,786,785	18,040,261
SmallCap Dividend Fund	79,418,267	79,477,260	281,613,173	3,707,808
SmallCap Earnings Fund	12,094,767	11,384,872	—	12,142,922
Total Dividend Fund	11,066,000	10,370,342	11,534,264	7,766,431
Total Earnings Fund	1,359,628	1,186,010	—	—
U.S. Quality Dividend Growth Fund	6,570,217	6,464,542	163,283,093	3,147,317
U.S. SmallCap Quality Dividend Growth Fund	2,281,447	2,245,972	25,481,939	—

WisdomTree Domestic Earnings and Dividend Funds	129

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Dividend ex-Financials Fund	$867,037,997	$130,255,622	$(46,541,213)	$83,714,409
Earnings 500 Fund	106,704,854	17,065,367	(3,734,651)	13,330,716
High Dividend Fund	1,192,421,337	153,005,688	(38,576,865)	114,428,823
LargeCap Dividend Fund	1,796,446,361	209,826,459	(57,335,648)	152,490,811
LargeCap Value Fund	194,927,298	11,414,656	(6,205,856)	5,208,800
MidCap Dividend Fund	1,957,811,383	282,448,577	(81,119,781)	201,328,796
MidCap Earnings Fund	660,264,946	95,977,684	(47,754,460)	48,223,224
SmallCap Dividend Fund	1,549,305,102	261,466,906	(98,011,690)	163,455,216
SmallCap Earnings Fund	401,797,765	68,449,079	(34,183,186)	34,265,893
Total Dividend Fund	447,361,246	93,103,372	(15,646,794)	77,456,578
Total Earnings Fund	55,464,792	7,421,113	(2,740,727)	4,680,386
U.S. Quality Dividend Growth Fund	742,255,984	56,873,086	(20,384,037)	36,489,049
U.S. SmallCap Quality Dividend Growth Fund	64,173,243	7,030,266	(2,863,686)	4,166,580

130	WisdomTree Domestic Earnings and Dividend Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Renewal of Investment Advisory and Sub-Investment Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2016 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of applicable series herein (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Advisory Agreement (the “MCM Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds, (the “Sub-Advisory Agreement,” and, collectively with the Advisory Agreements, the “Agreements.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 4, 2016, representatives from WTAM presented preliminary information to the Trustees relating to the continuance of the Agreements, and the Trustees, including each of the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Expense Groups and Expense Universes. The Board noted that the Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

WisdomTree Domestic Earnings and Dividend Funds	131

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

The Board discussed the Funds’ performance, noting that the Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Broadridge reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median and average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund or certain comparison funds.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. The Board noted that certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the

132	WisdomTree Domestic Earnings and Dividend Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Domestic Earnings and Dividend Funds	133

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

134	WisdomTree Domestic Earnings and Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2016:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Fund (DVEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree CBOE S&P 500 PutWrite Strategy Fund (PUTW)

WisdomTree Continuous Commodity Index Fund (GCC)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1959

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 1, 2016
By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date: December 1, 2016